NYLI Balanced Fund
Portfolio of Investments July 31, 2024†^(Unaudited)
	Principal Amount	Value
Long-Term Bonds 31.4%
Asset-Backed Securities 0.9%
Other Asset-Backed Securities 0.9%
Ballyrock CLO 23 Ltd.
Series 2023-23A, Class A1
7.265% (3 Month SOFR + 1.98%), due 4/25/36 (Jersey, C.I.) (a)(b)	$ 750,000	$ 755,171
Barings CLO Ltd.
Series 2024-1A, Class B
7.369% (3 Month SOFR + 2.10%), due 1/20/37 (Cayman Islands) (a)(b)	500,000	503,782
Benefit Street Partners CLO XXX Ltd.
Series 2023-30A, Class A
7.385% (3 Month SOFR + 2.10%), due 4/25/36 (Jersey, C.I.) (a)(b)	700,000	704,215
Carlyle Global Market Strategies CLO Ltd.
Series 2013-3A, Class A2R
6.963% (3 Month SOFR + 1.662%), due 10/15/30 (Cayman Islands) (a)(b)	1,100,000	1,102,373
Invesco US CLO Ltd.
Series 2024-3A, Class A
6.829% (3 Month SOFR + 1.51%), due 7/20/37 (Jersey, C.I.) (a)(b)	444,444	446,734
Juniper Valley Park CLO Ltd.
Series 2023-1A, Class BR
6.832% (3 Month SOFR + 1.55%), due 7/20/36 (Jersey, C.I.) (a)(b)	500,000	500,086
STORE Master Funding I-VII XIV XIX XX
Series 2021-1A, Class A1
2.12%, due 6/20/51 (a)	303,990	269,029
		4,281,390
Total Asset-Backed Securities (Cost $4,294,614)		4,281,390
Corporate Bonds 13.2%
Aerospace & Defense 0.3%
BAE Systems plc
5.125%, due 3/26/29 (United Kingdom) (a)	850,000	861,121
Boeing Co. (The)
5.15%, due 5/1/30	290,000	285,591
5.805%, due 5/1/50	120,000	111,823
HEICO Corp.
5.35%, due 8/1/33	210,000	212,974
		1,471,509
Auto Manufacturers 0.5%
Ford Motor Co.
3.25%, due 2/12/32	205,000	172,083
Ford Motor Credit Co. LLC
4.542%, due 8/1/26	450,000	442,826
General Motors Financial Co., Inc.
6.05%, due 10/10/25	595,000	600,830
Hyundai Capital America
5.68%, due 6/26/28 (a)	580,000	593,842

	Principal Amount	Value
Corporate Bonds
Auto Manufacturers
Volkswagen Group of America Finance LLC
5.60%, due 3/22/34 (Germany) (a)	$ 295,000	$ 299,981
		2,109,562
Auto Parts & Equipment 0.1%
Aptiv plc
3.25%, due 3/1/32	320,000	282,628
Banks 4.7%
ABN AMRO Bank NV
6.339% (1 Year Treasury Constant Maturity Rate + 1.65%), due 9/18/27 (Netherlands) (a)(b)	400,000	409,328
Bank of America Corp. (c)
1.734%, due 7/22/27	1,040,000	976,223
2.087%, due 6/14/29	865,000	781,910
5.202%, due 4/25/29	660,000	668,060
5.468%, due 1/23/35	200,000	204,507
Bank of New York Mellon Corp. (The)
6.474%, due 10/25/34 (c)	175,000	192,798
Barclays plc
7.385% (1 Year Treasury Constant Maturity Rate + 3.30%), due 11/2/28 (United Kingdom) (b)	405,000	431,804
Citigroup, Inc. (c)
2.014%, due 1/25/26	875,000	860,232
5.61%, due 9/29/26	1,050,000	1,054,472
6.174%, due 5/25/34	410,000	425,625
Citizens Bank NA
6.064%, due 10/24/25 (c)	380,000	379,126
Citizens Financial Group, Inc.
6.645%, due 4/25/35 (c)	265,000	282,378
Danske Bank A/S
6.466% (1 Year Treasury Constant Maturity Rate + 2.10%), due 1/9/26 (Denmark) (a)(b)	850,000	853,477
Deutsche Bank AG
7.079%, due 2/10/34 (Germany) (c)	270,000	281,279
Goldman Sachs Group, Inc. (The)
5.70%, due 11/1/24	650,000	650,182
6.484%, due 10/24/29 (c)	345,000	365,076
HSBC Holdings plc (United Kingdom) (c)
6.547%, due 6/20/34	330,000	348,762
7.39%, due 11/3/28	470,000	502,960
JPMorgan Chase & Co. (c)
2.005%, due 3/13/26	190,000	186,117
5.012%, due 1/23/30	600,000	604,956
5.04%, due 1/23/28	625,000	627,831
5.546%, due 12/15/25	730,000	730,308
5.571%, due 4/22/28	295,000	300,530
5.581%, due 4/22/30	595,000	613,561
Mitsubishi UFJ Financial Group, Inc.
5.426% (1 Year Treasury Constant Maturity Rate + 1.00%), due 4/17/35 (Japan) (b)	200,000	204,536

	Principal Amount	Value
Corporate Bonds
Banks
Morgan Stanley (c)
4.679%, due 7/17/26	$ 1,314,000	$ 1,306,047
5.173%, due 1/16/30	160,000	161,890
5.656%, due 4/18/30	310,000	319,773
Morgan Stanley Bank NA
4.754%, due 4/21/26	425,000	424,703
4.952%, due 1/14/28 (c)	250,000	250,571
National Securities Clearing Corp.
5.00%, due 5/30/28 (a)	375,000	380,063
PNC Financial Services Group, Inc. (The) (c)
5.812%, due 6/12/26	415,000	416,727
6.615%, due 10/20/27	545,000	564,430
6.875%, due 10/20/34	20,000	22,258
Royal Bank of Canada
5.66%, due 10/25/24 (Canada)	605,000	605,089
Truist Bank
2.636% (5 Year Treasury Constant Maturity Rate + 1.15%), due 9/17/29 (b)	250,000	246,652
Truist Financial Corp.
5.122%, due 1/26/34 (c)	160,000	156,958
U.S. Bancorp (c)
4.653%, due 2/1/29	150,000	148,834
6.787%, due 10/26/27	385,000	399,789
UBS AG
7.95%, due 1/9/25 (Switzerland)	1,000,000	1,010,412
UBS Group AG (Switzerland) (a)
5.428% (1 Year Treasury Constant Maturity Rate + 1.52%), due 2/8/30 (b)	340,000	345,185
6.442%, due 8/11/28 (c)	550,000	570,698
Wells Fargo & Co. (c)
5.198%, due 1/23/30	845,000	855,257
5.499%, due 1/23/35	385,000	392,454
		21,513,828
Beverages 0.1%
Constellation Brands, Inc.
4.90%, due 5/1/33	345,000	340,467
Keurig Dr Pepper, Inc.
Series 10
5.20%, due 3/15/31	130,000	132,491
		472,958
Biotechnology 0.1%
Amgen, Inc.
5.15%, due 3/2/28	300,000	304,095

	Principal Amount	Value
Corporate Bonds
Chemicals 0.1%
Celanese US Holdings LLC
6.33%, due 7/15/29	$ 420,000	$ 439,461
6.55%, due 11/15/30	230,000	244,817
		684,278
Commercial Services 0.1%
Global Payments, Inc.
2.15%, due 1/15/27	400,000	375,541
Computers 0.0% ‡
Dell International LLC
5.40%, due 4/15/34	135,000	136,377
Diversified Financial Services 0.5%
American Express Co.
6.489%, due 10/30/31 (c)	390,000	424,245
Ares Management Corp.
6.375%, due 11/10/28	425,000	449,464
Blackstone Holdings Finance Co. LLC
5.90%, due 11/3/27 (a)	605,000	624,247
Charles Schwab Corp. (The)
6.196%, due 11/17/29 (c)	470,000	492,692
Intercontinental Exchange, Inc.
4.35%, due 6/15/29	110,000	108,218
		2,098,866
Electric 1.5%
AEP Texas, Inc.
4.70%, due 5/15/32	40,000	38,798
American Electric Power Co., Inc.
5.625%, due 3/1/33	220,000	225,654
Appalachian Power Co.
Series BB
4.50%, due 8/1/32	45,000	42,647
Arizona Public Service Co.
5.55%, due 8/1/33	415,000	422,738
Commonwealth Edison Co.
3.10%, due 11/1/24	290,000	290,000
Duke Energy Carolinas LLC
4.95%, due 1/15/33	195,000	197,094
Duke Energy Corp.
2.45%, due 6/1/30	240,000	211,623
4.50%, due 8/15/32	140,000	134,332
Duke Energy Ohio, Inc.
5.25%, due 4/1/33	70,000	71,462
Enel Finance America LLC
7.10%, due 10/14/27 (Italy) (a)	420,000	446,482

	Principal Amount	Value
Corporate Bonds
Electric
Entergy Arkansas LLC
5.15%, due 1/15/33	$ 220,000	$ 223,079
Florida Power & Light Co.
5.05%, due 4/1/28	640,000	651,259
Georgia Power Co.
4.65%, due 5/16/28	755,000	756,478
National Rural Utilities Cooperative Finance Corp.
5.05%, due 9/15/28	330,000	335,300
NextEra Energy Capital Holdings, Inc.
6.051%, due 3/1/25	280,000	281,155
Pacific Gas and Electric Co.
5.45%, due 6/15/27	400,000	404,648
6.10%, due 1/15/29	240,000	249,536
6.15%, due 1/15/33	450,000	468,746
6.40%, due 6/15/33	110,000	116,395
PECO Energy Co.
4.90%, due 6/15/33	310,000	311,028
Southern California Edison Co.
5.30%, due 3/1/28	380,000	386,959
5.95%, due 11/1/32	175,000	185,258
Southern Co. (The)
5.15%, due 10/6/25	220,000	220,192
5.70%, due 10/15/32	100,000	104,598
Xcel Energy, Inc.
5.50%, due 3/15/34	290,000	293,680
		7,069,141
Entertainment 0.0% ‡
Warnermedia Holdings, Inc.
4.054%, due 3/15/29	224,000	207,536
Environmental Control 0.2%
Waste Connections, Inc.
2.60%, due 2/1/30	445,000	401,667
Waste Management, Inc.
4.95%, due 7/3/31	715,000	726,452
		1,128,119
Food 0.1%
Kraft Heinz Foods Co.
3.75%, due 4/1/30	130,000	123,843
Tyson Foods, Inc.
5.40%, due 3/15/29	525,000	534,483
		658,326
Gas 0.1%
CenterPoint Energy Resources Corp.
1.75%, due 10/1/30	550,000	458,996

	Principal Amount	Value
Corporate Bonds
Gas
Southwest Gas Corp.
5.45%, due 3/23/28	$ 220,000	$ 223,665
		682,661
Healthcare-Products 0.3%
Baxter International, Inc.
3.95%, due 4/1/30	610,000	582,481
Solventum Corp.
5.45%, due 2/25/27 (a)	605,000	610,698
		1,193,179
Healthcare-Services 0.1%
HCA, Inc.
3.625%, due 3/15/32	620,000	558,189
Home Furnishings 0.1%
Leggett & Platt, Inc.
4.40%, due 3/15/29	643,000	604,256
Insurance 0.4%
Corebridge Global Funding (a)
5.20%, due 1/12/29	545,000	552,542
5.20%, due 6/24/29	325,000	330,802
RGA Global Funding
6.00%, due 11/21/28 (a)	705,000	736,782
		1,620,126
Internet 0.2%
Amazon.com, Inc.
2.10%, due 5/12/31	430,000	370,448
Meta Platforms, Inc.
3.85%, due 8/15/32	440,000	417,376
		787,824
Investment Companies 0.1%
Blackstone Private Credit Fund
7.05%, due 9/29/25	420,000	426,098
Media 0.1%
Paramount Global
4.20%, due 5/19/32	605,000	515,940
Mining 0.0% ‡
Newmont Corp.
5.35%, due 3/15/34 (a)	195,000	199,607

	Principal Amount	Value
Corporate Bonds
Miscellaneous—Manufacturing 0.0% ‡
3M Co.
3.05%, due 4/15/30	$ 209,000	$ 192,721
Oil & Gas 0.2%
Coterra Energy, Inc.
5.60%, due 3/15/34	195,000	198,506
Occidental Petroleum Corp.
5.20%, due 8/1/29	535,000	538,253
		736,759
Packaging & Containers 0.1%
Berry Global, Inc.
5.65%, due 1/15/34 (a)	305,000	306,131
Pharmaceuticals 0.5%
AbbVie, Inc.
2.95%, due 11/21/26	240,000	231,582
5.05%, due 3/15/34	385,000	392,092
Cigna Group (The)
5.25%, due 2/15/34	195,000	197,032
CVS Health Corp.
3.75%, due 4/1/30	170,000	159,976
5.30%, due 6/1/33	65,000	64,885
5.40%, due 6/1/29	690,000	703,942
Merck & Co., Inc.
2.15%, due 12/10/31	415,000	352,993
Pfizer Investment Enterprises Pte. Ltd.
4.75%, due 5/19/33	210,000	209,325
		2,311,827
Pipelines 0.5%
Columbia Pipelines Operating Co. LLC
5.927%, due 8/15/30 (a)	270,000	281,755
Energy Transfer LP
3.75%, due 5/15/30	185,000	174,258
5.75%, due 2/15/33	205,000	210,046
Enterprise Products Operating LLC
4.85%, due 1/31/34	415,000	413,709
MPLX LP
5.50%, due 6/1/34	385,000	387,813
Targa Resources Partners LP
5.50%, due 3/1/30	755,000	756,533
		2,224,114
Real Estate Investment Trusts 0.5%
American Tower Corp.
2.10%, due 6/15/30	660,000	567,807

	Principal Amount	Value
Corporate Bonds
Real Estate Investment Trusts
AvalonBay Communities, Inc.
5.35%, due 6/1/34	$ 285,000	$ 291,441
CubeSmart LP
2.25%, due 12/15/28	340,000	305,366
Host Hotels & Resorts LP
Series I
3.50%, due 9/15/30	250,000	227,456
5.70%, due 7/1/34	290,000	292,928
Simon Property Group LP
1.75%, due 2/1/28	425,000	385,781
Sun Communities Operating LP
2.70%, due 7/15/31	435,000	367,868
		2,438,647
Retail 0.3%
AutoZone, Inc.
5.20%, due 8/1/33	415,000	417,707
Home Depot, Inc. (The)
1.875%, due 9/15/31	385,000	321,473
Lowe's Cos., Inc.
4.80%, due 4/1/26	310,000	309,786
5.00%, due 4/15/33	205,000	205,868
5.15%, due 7/1/33	105,000	106,668
		1,361,502
Semiconductors 0.3%
Broadcom, Inc.
2.45%, due 2/15/31 (a)	385,000	332,103
Intel Corp.
5.125%, due 2/10/30	290,000	297,120
5.15%, due 2/21/34	200,000	202,507
QUALCOMM, Inc.
2.15%, due 5/20/30	490,000	433,727
		1,265,457
Software 0.3%
Fiserv, Inc.
5.35%, due 3/15/31	505,000	518,343
Microsoft Corp.
2.525%, due 6/1/50	220,000	143,013
Oracle Corp.
4.30%, due 7/8/34	300,000	280,764
4.50%, due 5/6/28	220,000	219,059
6.15%, due 11/9/29	170,000	181,023
		1,342,202
Telecommunications 0.6%
AT&T, Inc.
2.25%, due 2/1/32	415,000	345,670

	Principal Amount	Value
Corporate Bonds
Telecommunications
AT&T, Inc.
4.35%, due 3/1/29	$ 955,000	$ 941,783
T-Mobile USA, Inc.
2.625%, due 4/15/26	675,000	648,883
2.625%, due 2/15/29	135,000	123,070
5.75%, due 1/15/34	405,000	425,779
Verizon Communications, Inc.
2.10%, due 3/22/28	340,000	311,644
3.376%, due 2/15/25	8,000	7,930
		2,804,759
Transportation 0.1%
Norfolk Southern Corp.
3.00%, due 3/15/32	250,000	221,107
Union Pacific Corp.
2.80%, due 2/14/32	245,000	216,939
United Parcel Service, Inc.
4.45%, due 4/1/30	220,000	219,985
		658,031
Trucking & Leasing 0.1%
Penske Truck Leasing Co. LP (a)
5.75%, due 5/24/26	230,000	232,301
6.05%, due 8/1/28	165,000	171,718
		404,019
Total Corporate Bonds (Cost $60,335,211)		61,146,813
Foreign Government Bond 0.1%
France 0.1%
Electricite de France SA
5.65%, due 4/22/29 (a)	370,000	381,576
Total Foreign Government Bond (Cost $369,500)		381,576
Mortgage-Backed Securities 0.3%
Commercial Mortgage Loans (Collateralized Mortgage Obligation) 0.2%
Citigroup Commercial Mortgage Trust
Series 2020-GC46, Class A5
2.717%, due 2/15/53	1,000,000	893,861

	Principal Amount	Value
Mortgage-Backed Securities
Whole Loan (Collateralized Mortgage Obligation) 0.1%
BRAVO Residential Funding Trust
Series 2023-NQM8, Class A1
6.394%, due 10/25/63 (a)(d)	$ 454,987	$ 459,749
Total Mortgage-Backed Securities (Cost $1,482,227)		1,353,610
U.S. Government & Federal Agencies 16.9%
United States Treasury Bonds 0.1%
U.S. Treasury Bonds
4.625%, due 5/15/44	330,000	338,920
United States Treasury Notes 16.8%
U.S. Treasury Notes
3.25%, due 8/31/24	5,550,000	5,538,727
4.00%, due 7/31/29	8,515,000	8,544,270
4.125%, due 7/31/31	12,660,000	12,784,622
4.375%, due 7/31/26	27,250,000	27,309,609
4.375%, due 7/15/27	19,875,000	20,044,248
4.375%, due 5/15/34	3,190,000	3,271,744
		77,493,220
Total U.S. Government & Federal Agencies (Cost $77,394,124)		77,832,140
Total Long-Term Bonds (Cost $143,875,676)		144,995,529

	Shares

Common Stocks 57.2%
Aerospace & Defense 1.7%
General Dynamics Corp.	11,601	3,465,335
L3Harris Technologies, Inc.	18,222	4,134,389
		7,599,724
Air Freight & Logistics 0.9%
United Parcel Service, Inc., Class B	33,109	4,316,420
Automobile Components 0.8%
Gentex Corp.	115,613	3,590,940
Banks 4.2%
JPMorgan Chase & Co.	49,054	10,438,691
M&T Bank Corp.	27,428	4,722,279
PNC Financial Services Group, Inc. (The)	22,352	4,047,947
		19,208,917

	Shares	Value
Common Stocks
Beverages 1.3%
Keurig Dr Pepper, Inc.	107,082	$ 3,670,771
Pernod Ricard SA, Sponsored ADR (France) (e)	94,050	2,520,540
		6,191,311
Biotechnology 0.9%
Gilead Sciences, Inc.	55,239	4,201,478
Building Products 1.5%
Fortune Brands Innovations, Inc.	37,242	3,009,526
Johnson Controls International plc	56,160	4,017,686
		7,027,212
Capital Markets 5.5%
Ares Management Corp.	25,304	3,876,573
Intercontinental Exchange, Inc.	24,870	3,769,297
KKR & Co., Inc.	28,943	3,573,013
LPL Financial Holdings, Inc.	12,129	2,686,816
Morgan Stanley	41,645	4,298,181
Nasdaq, Inc.	39,066	2,643,987
Raymond James Financial, Inc.	36,874	4,277,384
		25,125,251
Chemicals 0.6%
Axalta Coating Systems Ltd. (f)	82,954	2,957,310
Communications Equipment 2.2%
Cisco Systems, Inc.	126,818	6,144,332
F5, Inc. (f)	19,788	4,029,628
		10,173,960
Consumer Staples Distribution & Retail 0.6%
U.S. Foods Holding Corp. (f)	53,473	2,908,397
Distributors 0.6%
LKQ Corp.	70,736	2,935,544
Diversified Consumer Services 0.9%
H&R Block, Inc.	67,053	3,885,051
Electrical Equipment 0.9%
Emerson Electric Co.	35,709	4,181,881
Electronic Equipment, Instruments & Components 0.8%
Corning, Inc.	92,025	3,681,920

	Shares	Value
Common Stocks
Entertainment 0.9%
Electronic Arts, Inc.	27,636	$ 4,171,378
Food Products 0.7%
Archer-Daniels-Midland Co.	49,042	3,041,094
Gas Utilities 0.8%
Atmos Energy Corp.	30,051	3,842,922
Ground Transportation 0.6%
Knight-Swift Transportation Holdings, Inc.	50,588	2,753,505
Health Care Equipment & Supplies 0.8%
Boston Scientific Corp. (f)	51,268	3,787,680
Health Care Providers & Services 4.4%
Centene Corp. (f)	57,660	4,435,207
Elevance Health, Inc.	10,255	5,455,968
UnitedHealth Group, Inc.	17,874	10,298,284
		20,189,459
Hotel & Resort REITs 0.5%
Host Hotels & Resorts, Inc.	135,518	2,372,920
Hotels, Restaurants & Leisure 1.2%
Starbucks Corp.	34,711	2,705,723
Wyndham Hotels & Resorts, Inc.	36,664	2,776,198
		5,481,921
Household Durables 0.7%
Lennar Corp., Class A	17,264	3,054,520
Industrial Conglomerates 0.7%
3M Co.	26,746	3,411,452
Insurance 2.8%
American International Group, Inc.	60,442	4,788,819
Everest Group Ltd.	7,610	2,989,741
MetLife, Inc.	64,667	4,969,659
		12,748,219
Interactive Media & Services 0.5%
Alphabet, Inc., Class C	13,533	2,343,239
IT Services 0.8%
Amdocs Ltd.	40,428	3,536,237

	Shares	Value
Common Stocks
Machinery 0.7%
Middleby Corp. (The) (f)	21,903	$ 2,969,609
Media 0.8%
Omnicom Group, Inc.	36,760	3,603,950
Multi-Utilities 0.9%
Sempra	52,629	4,213,478
Oil, Gas & Consumable Fuels 4.9%
Antero Resources Corp. (f)	98,612	2,861,720
ConocoPhillips	35,962	3,998,974
Coterra Energy, Inc.	112,880	2,912,304
EOG Resources, Inc.	27,807	3,525,928
Hess Corp.	17,158	2,632,380
Phillips 66	27,520	4,003,610
Targa Resources Corp.	19,532	2,642,289
		22,577,205
Personal Care Products 1.3%
Kenvue, Inc.	151,535	2,801,882
Unilever plc, Sponsored ADR (United Kingdom)	53,041	3,256,718
		6,058,600
Pharmaceuticals 5.3%
AstraZeneca plc, Sponsored ADR (United Kingdom)	44,184	3,497,164
Johnson & Johnson	48,780	7,699,923
Merck & Co., Inc.	32,901	3,722,090
Pfizer, Inc.	200,960	6,137,319
Roche Holding AG	10,365	3,374,898
		24,431,394
Real Estate Management & Development 0.7%
CBRE Group, Inc., Class A (f)	29,310	3,303,530
Semiconductors & Semiconductor Equipment 1.4%
NXP Semiconductors NV (China)	15,819	4,162,928
QUALCOMM, Inc.	13,615	2,463,634
		6,626,562
Software 0.7%
Adobe, Inc. (f)	5,828	3,215,016
Specialized REITs 1.7%
Crown Castle, Inc.	37,076	4,081,326

	Shares	Value
Common Stocks
Specialized REITs
Gaming and Leisure Properties, Inc.	76,583	$ 3,844,467
		7,925,793
Total Common Stocks (Cost $209,362,506)		263,644,999
Exchange-Traded Funds 10.0%
iShares Intermediate Government/Credit Bond ETF (e)	126,591	13,342,691
iShares Russell 1000 Value ETF	84,621	15,518,645
Vanguard Intermediate-Term Treasury ETF	121,600	7,225,472
Vanguard Russell 1000 Value	123,521	9,933,559
Total Exchange-Traded Funds (Cost $41,501,993)		46,020,367
Short-Term Investments 0.7%
Affiliated Investment Company 0.5%
NYLI U.S. Government Liquidity Fund, 5.243% (g)	2,594,347	2,594,347
Unaffiliated Investment Company 0.2%
Invesco Government & Agency Portfolio, 5.291% (g)(h)	825,055	825,055
Total Short-Term Investments (Cost $3,419,402)		3,419,402
Total Investments (Cost $398,159,577)	99.3%	458,080,297
Other Assets, Less Liabilities	0.7	3,184,070
Net Assets	100.0%	$ 461,264,367

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Floating rate—Rate shown was the rate in effect as of July 31, 2024.
(c)	Fixed to floating rate—Rate shown was the rate in effect as of July 31, 2024.
(d)	Step coupon—Rate shown was the rate in effect as of July 31, 2024.
(e)	All or a portion of this security was held on loan. As of July 31, 2024, the aggregate market value of securities on loan was $2,760,100; the total market value of collateral held by the Fund was $2,802,849. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $1,977,794. The Fund received cash collateral with a value of $825,055.
(f)	Non-income producing security.
(g)	Current yield as of July 31, 2024.
(h)	Represents a security purchased with cash collateral received for securities on loan.

Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 2,083	$ 39,853	$ (39,342)	$ —	$ —	$ 2,594	$ 86	$ —	2,594
Futures Contracts
As of July 31, 2024, the Fund held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Long Contracts
U.S. Treasury 5 Year Notes	112	September 2024	$ 11,858,515	$ 12,083,750	$ 225,235
U.S. Treasury 10 Year Notes	10	September 2024	1,089,362	1,118,125	28,763
U.S. Treasury 10 Year Ultra Bonds	6	September 2024	689,542	693,469	3,927
Total Long Contracts					257,925
Short Contracts
U.S. Treasury 2 Year Notes	(7)	September 2024	(1,425,619)	(1,437,570)	(11,951)
U.S. Treasury Long Bonds	(3)	September 2024	(350,666)	(362,344)	(11,678)
U.S. Treasury Ultra Bonds	(2)	September 2024	(247,934)	(255,938)	(8,004)
Total Short Contracts					(31,633)
Net Unrealized Appreciation					$ 226,292

1.	As of July 31, 2024, cash in the amount of $167,010 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of July 31, 2024.
Abbreviation(s):
ADR—American Depositary Receipt
CLO—Collateralized Loan Obligation
ETF—Exchange-Traded Fund
REIT—Real Estate Investment Trust
SOFR—Secured Overnight Financing Rate

The following is a summary of the fair valuations according to the inputs used as of July 31, 2024, for valuing the Fund’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$ —	$ 4,281,390	$ —	$ 4,281,390
Corporate Bonds	—	61,146,813	—	61,146,813
Foreign Government Bond	—	381,576	—	381,576
Mortgage-Backed Securities	—	1,353,610	—	1,353,610
U.S. Government & Federal Agencies	—	77,832,140	—	77,832,140
Total Long-Term Bonds	—	144,995,529	—	144,995,529
Common Stocks	263,644,999	—	—	263,644,999
Exchange-Traded Funds	46,020,367	—	—	46,020,367
Short-Term Investments
Affiliated Investment Company	2,594,347	—	—	2,594,347
Unaffiliated Investment Company	825,055	—	—	825,055
Total Short-Term Investments	3,419,402	—	—	3,419,402
Total Investments in Securities	313,084,768	144,995,529	—	458,080,297
Other Financial Instruments
Futures Contracts (b)	257,925	—	—	257,925
Total Investments in Securities and Other Financial Instruments	$ 313,342,693	$ 144,995,529	$ —	$ 458,338,222
Liability Valuation Inputs
Other Financial Instruments
Futures Contracts (b)	$ (31,633)	$ —	$ —	$ (31,633)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

NYLI Candriam Emerging Markets Equity Fund
Portfolio of Investments July 31, 2024†^(Unaudited)
	Shares	Value
Common Stocks 96.4%
Argentina 0.4%
Banco Macro SA, ADR (Banks)	13,200	$ 697,224
Brazil 4.8%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP (Water Utilities)	60,000	936,043
MercadoLibre, Inc. (Broadline Retail) (a)	480	801,072
NU Holdings Ltd., Class A (Banks) (a)	144,000	1,746,720
PRIO SA (Oil, Gas & Consumable Fuels)	174,300	1,480,710
Suzano SA (Paper & Forest Products) (a)	120,000	1,142,685
WEG SA (Electrical Equipment)	158,000	1,415,146
		7,522,376
China 23.1%
Alibaba Group Holding Ltd. (Broadline Retail)	296,000	2,928,611
Bank of Jiangsu Co. Ltd., Class A (Banks)	800,960	852,268
China Merchants Bank Co. Ltd., Class H (Banks)	520,000	2,163,103
China State Construction International Holdings Ltd. (Construction & Engineering)	730,000	1,020,319
Chongqing Rural Commercial Bank Co. Ltd., Class H (Banks)	83,410	43,238
CMOC Group Ltd., Class H (Metals & Mining)	1,736,001	1,384,295
Eastroc Beverage Group Co. Ltd., Class A (Beverages)	35,390	1,143,324
Eoptolink Technology, Inc. Ltd., Class A (Electronic Equipment, Instruments & Components)	88,994	1,228,569
Fuyao Glass Industry Group Co. Ltd., Class H (Automobile Components) (b)	61,000	318,552
Giant Biogene Holding Co. Ltd. (Personal Care Products) (b)	100,000	518,377
Gree Electric Appliances, Inc. of Zhuhai, Class A (Household Durables)	132,000	730,954
Lenovo Group Ltd. (Technology Hardware, Storage & Peripherals)	560,000	722,502
Meituan (Hotels, Restaurants & Leisure) (a)(b)	226,000	3,161,689
NAURA Technology Group Co. Ltd., Class A (Semiconductors & Semiconductor Equipment)	36,800	1,744,513
NetEase, Inc. (Entertainment)	32,000	598,808
Ningbo Orient Wires & Cables Co. Ltd., Class A (Electrical Equipment)	156,000	1,103,023
PDD Holdings, Inc., ADR (Broadline Retail) (a)	19,600	2,526,244
Ping An Insurance Group Co. of China Ltd., Class H (Insurance)	234,000	1,022,815
Proya Cosmetics Co. Ltd., Class A (Personal Care Products)	45,987	583,758
Sailun Group Co. Ltd., Class A (Automobile Components)	200,997	366,559
Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A (Health Care Equipment & Supplies)	58,958	506,691
Silergy Corp. (Semiconductors & Semiconductor Equipment)	78,000	1,061,910
SITC International Holdings Co. Ltd. (Marine Transportation)	280,000	623,588
Suzhou TFC Optical Communication Co. Ltd., Class A (Communications Equipment)	24,594	340,407
Tencent Holdings Ltd. (Interactive Media & Services)	148,000	6,861,209
Will Semiconductor Co. Ltd. Shanghai, Class A (Semiconductors & Semiconductor Equipment) (a)	58,298	830,622
Xiaomi Corp., Class B (Technology Hardware, Storage & Peripherals) (a)(b)	500,000	1,077,712
Yantai Jereh Oilfield Services Group Co. Ltd., Class A (Energy Equipment & Services)	240,500	1,047,916
		36,511,576
Hong Kong 0.3%
ASMPT Ltd. (Semiconductors & Semiconductor Equipment)	39,300	409,959
India 20.7%
ABB India Ltd. (Electrical Equipment)	14,600	1,376,994
APL Apollo Tubes Ltd. (Metals & Mining)	12,000	212,902

	Shares	Value
Common Stocks
India
Apollo Hospitals Enterprise Ltd. (Health Care Providers & Services)	19,800	$ 1,564,372
Axis Bank Ltd. (Banks)	169,000	2,353,683
Bharti Airtel Ltd. (Wireless Telecommunication Services)	200,000	3,562,815
Cholamandalam Investment and Finance Co. Ltd. (Consumer Finance)	90,700	1,534,546
Coforge Ltd. (IT Services)	20,000	1,506,173
Dixon Technologies India Ltd. (Household Durables)	10,200	1,474,831
ICICI Bank Ltd. (Banks)	236,000	3,424,348
Infosys Ltd. (IT Services)	18,000	401,636
KEI Industries Ltd. (Electrical Equipment)	26,300	1,360,047
KPIT Technologies Ltd. (Software)	64,400	1,417,237
MakeMyTrip Ltd. (Hotels, Restaurants & Leisure) (a)	9,000	842,310
Reliance Industries Ltd. (Oil, Gas & Consumable Fuels)	90,800	3,265,129
Shriram Finance Ltd. (Consumer Finance)	32,000	1,120,552
Tata Motors Ltd. (Automobiles)	128,000	1,768,224
Torrent Pharmaceuticals Ltd. (Pharmaceuticals)	46,000	1,742,538
Trent Ltd. (Specialty Retail)	27,000	1,882,902
Varun Beverages Ltd. (Beverages)	98,000	1,846,262
		32,657,501
Indonesia 1.5%
Bank Mandiri Persero Tbk. PT (Banks)	2,853,000	1,122,952
Merdeka Copper Gold Tbk. PT (Metals & Mining) (a)	3,800,000	574,908
Sumber Alfaria Trijaya Tbk. PT (Consumer Staples Distribution & Retail)	4,200,000	733,579
		2,431,439
Kazakhstan 0.6%
Kaspi.KZ JSC, ADR (Consumer Finance)	7,000	910,910
Malaysia 1.0%
Press Metal Aluminium Holdings Bhd. (Metals & Mining)	1,326,700	1,547,745
Mexico 1.6%
Alsea SAB de CV (Hotels, Restaurants & Leisure)	74,000	223,418
America Movil SAB de CV (Wireless Telecommunication Services)	1,020,000	851,871
Grupo Financiero Banorte SAB de CV, Class O (Banks)	102,000	764,329
Industrias Penoles SAB de CV (Metals & Mining) (a)	51,949	758,922
		2,598,540
Philippines 1.0%
International Container Terminal Services, Inc. (Transportation Infrastructure)	255,000	1,555,104
Poland 0.4%
Allegro.eu SA (Broadline Retail) (a)(b)	70,000	642,834
Republic of Korea 12.0%
Daejoo Electronic Materials Co. Ltd. (Electronic Equipment, Instruments & Components) (a)	3,000	256,256
DB Insurance Co. Ltd. (Insurance)	24,000	1,926,276

	Shares	Value
Common Stocks
Republic of Korea
Hansol Chemical Co. Ltd. (Chemicals)	1,200	$ 141,812
HPSP Co. Ltd. (Semiconductors & Semiconductor Equipment)	6,000	141,420
KB Financial Group, Inc. (Banks)	33,000	2,106,918
Kia Corp. (Automobiles)	21,000	1,709,897
KIWOOM Securities Co. Ltd. (Capital Markets)	12,984	1,252,424
LG Innotek Co. Ltd. (Electronic Equipment, Instruments & Components)	4,900	911,131
Meritz Financial Group, Inc. (Financial Services)	22,000	1,348,684
Samsung Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals)	78,000	4,753,368
Samsung Heavy Industries Co. Ltd. (Machinery) (a)	203,000	1,726,624
SK Hynix, Inc. (Semiconductors & Semiconductor Equipment)	19,200	2,713,870
		18,988,680
Russia 0.0% ‡
Magnit PJSC (Consumer Staples Distribution & Retail) (c)(d)	6,769	—
Saudi Arabia 2.2%
Al Rajhi Bank (Banks)	58,000	1,323,276
Dr. Sulaiman Al Habib Medical Services Group Co. (Health Care Providers & Services)	9,400	721,554
Elm Co. (IT Services)	2,900	706,469
United Electronics Co. (Specialty Retail)	29,000	709,561
		3,460,860
South Africa 6.0%
Capitec Bank Holdings Ltd. (Banks)	18,000	2,802,910
Clicks Group Ltd. (Consumer Staples Distribution & Retail)	68,000	1,321,729
Gold Fields Ltd. (Metals & Mining)	200,000	3,505,285
Naspers Ltd., Class N (Broadline Retail)	9,200	1,779,236
		9,409,160
Taiwan 15.5%
Accton Technology Corp. (Communications Equipment)	64,000	987,162
ASE Technology Holding Co. Ltd. (Semiconductors & Semiconductor Equipment)	200,000	912,686
Asia Vital Components Co. Ltd. (Technology Hardware, Storage & Peripherals)	42,000	812,656
ASPEED Technology, Inc. (Semiconductors & Semiconductor Equipment)	6,000	744,752
CTBC Financial Holding Co. Ltd. (Banks)	1,600,000	1,728,019
Delta Electronics, Inc. (Electronic Equipment, Instruments & Components)	82,000	1,034,043
Elite Material Co. Ltd. (Electronic Equipment, Instruments & Components)	48,000	639,611
Gigabyte Technology Co. Ltd. (Technology Hardware, Storage & Peripherals)	68,000	535,808
Lotes Co. Ltd. (Electronic Equipment, Instruments & Components)	13,400	566,657
Realtek Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	62,400	971,974
Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	516,000	14,662,123
Wiwynn Corp. (Technology Hardware, Storage & Peripherals)	14,800	914,025
		24,509,516
Thailand 1.4%
Muangthai Capital PCL, NVDR (Consumer Finance) (e)	400,000	451,676
Thai Oil PCL, NVDR (Oil, Gas & Consumable Fuels) (e)	1,280,000	1,813,438
		2,265,114

	Shares	Value
Common Stocks
Turkey 3.9%
BIM Birlesik Magazalar A/S (Consumer Staples Distribution & Retail)	112,000	$ 2,115,361
Coca-Cola Icecek A/S (Beverages)	67,000	1,711,529
Turkiye Garanti Bankasi A/S (Banks) (e)	572,000	2,138,237
Turkiye Petrol Rafinerileri A/S (Oil, Gas & Consumable Fuels)	50,000	246,545
		6,211,672
Total Common Stocks (Cost $130,697,012)		152,330,210
Preferred Stocks 2.3%
Brazil 0.8%
Itau Unibanco Holding SA (Banks)	204,000	1,221,948
Republic of Korea 1.5%
Samsung Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals) 1.88%	52,000	2,451,280
Total Preferred Stocks (Cost $3,569,629)		3,673,228
Short-Term Investment 1.0%
Unaffiliated Investment Company 1.0%
United States 1.0%
Invesco Government & Agency Portfolio, 5.291% (f)(g)	1,485,800	1,485,800
Total Short-Term Investment (Cost $1,485,800)		1,485,800
Total Investments (Cost $135,752,441)	99.7%	157,489,238
Other Assets, Less Liabilities	0.3	507,777
Net Assets	100.0%	$ 157,997,015

†	Percentages indicated are based on Fund net assets.
^	Industry and country classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	Illiquid security—As of July 31, 2024, the total market value deemed illiquid under procedures approved by the Board of Trustees was $0, which represented less than one-tenth of a percent of the Fund’s net assets.
(d)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(e)	All or a portion of this security was held on loan. As of July 31, 2024, the aggregate market value of securities on loan was $2,757,572; the total market value of collateral held by the Fund was $2,974,906. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $1,489,106. The Fund received cash collateral with a value of $1,485,800.
(f)	Current yield as of July 31, 2024.
(g)	Represents a security purchased with cash collateral received for securities on loan.

Abbreviation(s):
ADR—American Depositary Receipt
NVDR—Non-Voting Depositary Receipt
PCL—Provision for Credit Losses
The following is a summary of the fair valuations according to the inputs used as of July 31, 2024, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 152,330,210	$ —	$ —	$ 152,330,210
Preferred Stocks	3,673,228	—	—	3,673,228
Short-Term Investment
Unaffiliated Investment Company	1,485,800	—	—	1,485,800
Total Investments in Securities	$ 157,489,238	$ —	$ —	$ 157,489,238

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

NYLI Conservative Allocation Fund
Portfolio of Investments July 31, 2024†^(Unaudited)
	Shares	Value
Affiliated Investment Companies 90.0%
Equity Funds 38.3%
NYLI 500 International ETF	144,239	$ 4,868,470
NYLI Candriam Emerging Markets Equity Fund Class R6	563,873	5,722,405
NYLI Candriam International Equity ETF	165,231	5,010,630
NYLI Candriam U.S. Large Cap Equity ETF	216,859	10,006,720
NYLI Candriam U.S. Mid Cap Equity ETF	276,196	8,838,051
NYLI CBRE NextGen Real Estate ETF (a)	454,582	9,332,705
NYLI Epoch Capital Growth Fund Class I	88,555	1,355,810
NYLI Epoch International Choice Fund Class I	119,353	4,967,560
NYLI Epoch U.S. Equity Yield Fund Class R6 (a)	424,067	9,581,493
NYLI Fiera SMID Growth Fund Class R6	507,535	8,715,395
NYLI FTSE International Equity Currency Neutral ETF	286,539	7,773,803
NYLI MacKay Convertible Fund Class I	414,312	7,825,816
NYLI PineStone International Equity Fund Class R6	285,814	4,902,346
NYLI PineStone U.S. Equity Fund Class R6	522,242	9,921,092
NYLI Winslow Large Cap Growth ETF (a)	106,048	4,606,927
NYLI Winslow Large Cap Growth Fund Class R6	417,518	5,373,494
NYLI WMC Enduring Capital Fund Class R6 (a)	239,814	9,339,230
NYLI WMC Growth Fund Class R6 (a)	201,240	9,886,037
NYLI WMC International Research Equity Fund Class I	629,077	4,983,737
NYLI WMC Small Companies Fund Class I (a)	294,752	7,735,582
NYLI WMC Value Fund Class R6	279,224	9,256,468
Total Equity Funds (Cost $116,258,573)		150,003,771
Fixed Income Funds 51.7%
NYLI Floating Rate Fund Class R6 (a)	2,184,055	19,373,222
NYLI MacKay ESG Core Plus Bond ETF (a)	1,980,850	42,033,637
NYLI MacKay ESG High Income ETF (a)	242,172	6,414,725
NYLI MacKay High Yield Corporate Bond Fund Class R6	1,242,488	6,441,680
NYLI MacKay Securitized Income ETF (a)	1,257,672	32,825,994
NYLI MacKay Short Duration High Income Fund Class I	1,713,949	16,334,281
NYLI MacKay Total Return Bond Fund Class R6 (a)	4,600,837	42,289,517
NYLI MacKay U.S. Infrastructure Bond Fund Class R6 (a)	4,298,202	32,778,520
NYLI Short Term Bond Fund Class I (a)	426,664	3,890,447
Total Fixed Income Funds (Cost $203,421,833)		202,382,023
Total Affiliated Investment Companies (Cost $319,680,406)		352,385,794

	Shares	Value
Short-Term Investment 9.5%
Affiliated Investment Company 9.5%
NYLI U.S. Government Liquidity Fund, 5.243% (b)	37,174,886	$ 37,174,886
Total Short-Term Investment (Cost $37,174,886)	9.5%	37,174,886
Total Investments (Cost $356,855,292)	99.5%	389,560,680
Other Assets, Less Liabilities	0.5	2,103,899
Net Assets	100.0%	$ 391,664,579

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	As of July 31, 2024, the Fund's ownership exceeds 5% of the outstanding shares of the Underlying Fund's share class.
(b)	Current yield as of July 31, 2024.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
IQ U.S. Large Cap ETF	$ 7,594	$ —	$ (8,109)	$ 2,866	$ (2,351)	$ —	$ 19	$ —	—
IQ U.S. Small Cap ETF	3,873	124	(4,896)	1,818	(919)	—	35	—	—
NYLI 500 International ETF	6,173	132	(2,241)	320	484	4,868	225	—	144
NYLI Candriam Emerging Markets Equity Fund Class R6	5,424	85	(893)	(28)	1,134	5,722	66	—	564
NYLI Candriam International Equity ETF	6,085	117	(2,375)	641	543	5,011	125	—	165
NYLI Candriam U.S. Large Cap Equity ETF	10,202	146	(2,816)	1,005	1,470	10,007	90	—	217
NYLI Candriam U.S. Mid Cap Equity ETF	6,126	1,664	(687)	40	1,695	8,838	65	—	276
NYLI CBRE NextGen Real Estate ETF	—	9,015	(298)	5	611	9,333	185	—	455
NYLI Epoch Capital Growth Fund Class I	1,277	8	(264)	19	316	1,356	8	—(a)	89
NYLI Epoch International Choice Fund Class I	3,621	1,004	(360)	45	658	4,968	69	—	119
NYLI Epoch U.S. Equity Yield Fund Class R6	7,756	1,772	(1,689)	229	1,513	9,581	165	259	424
NYLI Fiera SMID Growth Fund Class R6	6,061	1,991	(679)	43	1,299	8,715	—	177	508
NYLI Floating Rate Fund Class R6	20,710	1,690	(3,305)	(84)	362	19,373	1,323	—	2,184
NYLI FTSE International Equity Currency Neutral ETF	7,363	83	(1,127)	263	1,192	7,774	167	—	287
NYLI MacKay Convertible Fund Class I	—	7,953	(412)	5	280	7,826	44	—	414
NYLI MacKay ESG Core Plus Bond ETF	71,018	203	(34,175)	(3,997)	8,985	42,034	2,559	—	1,981
NYLI MacKay ESG High Income ETF	6,205	122	(269)	1	356	6,415	359	5	242
NYLI MacKay High Yield Corporate Bond Fund Class R6	6,224	354	(505)	1	368	6,442	316	—	1,242
NYLI MacKay Securitized Income ETF	—	33,940	(2,042)	(7)	935	32,826	88	—	1,258
NYLI MacKay Short Duration High Income Fund Class I	15,854	985	(1,113)	(32)	640	16,334	788	—	1,714
NYLI MacKay Total Return Bond Fund Class R6	71,122	2,302	(37,322)	(7,864)	14,052	42,290	2,301	—	4,601
NYLI MacKay U.S. Infrastructure Bond Fund Class R6	—	34,077	(2,047)	(6)	755	32,779	774	—	4,298
NYLI PineStone International Equity Fund Class R6	3,635	969	(644)	28	914	4,902	19	—	286
NYLI PineStone U.S. Equity Fund Class R6	7,317	1,604	(755)	44	1,711	9,921	22	7	522
NYLI S&P 500 Index Fund Class I	5,599	255	(6,510)	2,673	(2,017)	—	79	176	—

Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI Short Term Bond Fund Class I	$ 7,526	$ 356	$ (4,111)	$ (30)	$ 149	$ 3,890	$ 237	$ —	427
NYLI U.S. Government Liquidity Fund	40,309	71,540	(74,674)	—	—	37,175	1,479	—	37,175
NYLI Winslow Large Cap Growth ETF	1,257	2,790	—	—	560	4,607	—(a)	—	106
NYLI Winslow Large Cap Growth Fund Class R6	9,730	925	(7,843)	2,210	351	5,373	—	926	418
NYLI WMC Enduring Capital Fund Class R6	7,009	1,426	(1,140)	19	2,025	9,339	74	—	240
NYLI WMC Growth Fund Class R6	10,237	7	(3,804)	257	3,189	9,886	—	—	201
NYLI WMC International Research Equity Fund Class I	3,641	981	(464)	26	800	4,984	83	—	629
NYLI WMC Small Companies Fund Class I	4,133	2,412	(608)	70	1,729	7,736	17	—	295
NYLI WMC Value Fund Class R6	6,971	1,970	(1,040)	3	1,352	9,256	122	216	279
	$370,052	$183,002	$(209,217)	$583	$45,141	$389,561	$11,903	$1,766

(a)	Less than $500.
Swap Contracts
Open OTC total return equity swap contracts as of July 31, 2024 were as follows1:
Swap Counterparty	Reference Obligation	Floating Rate[2]	Termination Date(s)	Payment Frequency Paid/ Received	Notional Amount Long/ (Short) (000)[3]	Unrealized Appreciation/ (Depreciation)[4]
Citibank NA	Citi Artificial Intelligence (AI) Basket	1 day FEDF plus 0.35%	12/2/24	Daily	3,793	$ —
Citibank NA	Citi Leveraged Loan Basket	1 day FEDF minus 0.20%	12/2/24	Daily	(3,981)	—
Citibank NA	Citi Zombie Company Basket	1 day FEDF minus 0.50%	12/2/24	Daily	(8,073)	—
JPMorgan Chase Bank NA	Global X Uranium ETF	1 day FEDF plus 0.50%	10/7/24 - 11/12/24	Daily	9,420	—
Citibank NA	iShares 20+ Year Treasury Bond ETF	1 day FEDF plus 0.60%	12/2/24	Daily	14,082	—
Citibank NA	iShares MSCI China ETF	1 day FEDF minus 0.55%	12/2/24	Daily	(1,797)	—
Citibank NA	iShares MSCI EAFE ETF	1 day FEDF minus 1.22%	12/2/24	Daily	(25,422)	—
Citibank NA	iShares MSCI Emerging Markets ex China ETF	1 day FEDF plus 0.75%	12/2/24	Daily	11,701	—
Citibank NA	iShares MSCI India ETF	1 day FEDF plus 0.40%	12/2/24	Daily	7,817	—
JPMorgan Chase Bank NA	iShares MSCI Japan ETF	1 day FEDF plus 0.55%	4/24/25	Daily	5,924	—
JPMorgan Chase Bank NA	Russell 2000 Total Return Index	1 day FEDF plus 0.10% - plus 0.13%	4/8/25 - 4/9/25	Daily	(18,382)	—
Citibank NA	S&P 500 Total Return Index	1 day FEDF plus 0.58%	12/2/24	Daily	542	—
Citibank NA	S&P Midcap 400 Total Return Index	1 day FEDF plus 0.45%	12/2/24	Daily	14,345	—
Citibank NA	S&P Small Cap 600 Total Return Index	1 day FEDF plus 0.45%	12/2/24	Daily	27,219	—
						$ —
The following table represents the basket holdings underlying the total return swap with Citi Leveraged Loan Basket as of July 31, 2024.
Security Description	Shares	Notional Value	Unrealized Appreciation/ Depreciation	Percent of Basket Net Assets
AECOM	(472)	(67,559)	—	1.70
AerCap Holdings NV	(1,117)	(159,889)	—	4.02
Air Products and Chemicals Inc.	(1,439)	(206,115)	—	5.18
Alight Inc.	(255)	(36,465)	—	0.92
Altice USA Inc.	(38)	(5,384)	—	0.14
American Airlines Group Inc.	(972)	(139,139)	—	3.49
AppLovin Corp.	(1,243)	(177,980)	—	4.47
Aramark	(637)	(91,259)	—	2.29
Berry Global Group Inc.	(459)	(65,780)	—	1.65

Security Description	Shares	Notional Value	Unrealized Appreciation/ Depreciation	Percent of Basket Net Assets
BrightSpring Health Services Inc.	(143)	(20,470)	—	0.51
Caesars Entertainment Inc.	(1,186)	(169,834)	—	4.27
Carnival Corp.	(1,562)	(223,623)	—	5.62
Charter Communications Inc.	(1,869)	(267,694)	—	6.72
Coherent Corp.	(1,008)	(144,300)	—	3.62
CommScope Holding Co Inc.	(55)	(7,904)	—	0.20
DaVita Inc.	(730)	(104,589)	—	2.63
Dun & Bradstreet Holdings Inc.	(302)	(43,289)	—	1.09
Elanco Animal Health Inc.	(316)	(45,322)	—	1.14
Flutter Entertainment plc	(455)	(65,111)	—	1.64
Gen Digital Inc.	(581)	(83,172)	—	2.09
Gray Television Inc.	(54)	(7,688)	—	0.19
Hilton Worldwide Holdings Inc.	(1,424)	(203,865)	—	5.12
Jazz Pharmaceuticals plc	(528)	(75,677)	—	1.90
JetBlue Airways Corp.	(641)	(91,729)	—	2.30
MKS Instruments Inc.	(609)	(87,192)	—	2.19
Open Text Corp.	(187)	(26,848)	—	0.67
Organon & Co	(383)	(54,800)	—	1.38
Restaurant Brands International Inc.	(881)	(126,183)	—	3.17
RH	(1,314)	(188,202)	—	4.73
SS&C Technologies Holdings Inc.	(615)	(88,102)	—	2.21
TransDigm Group Inc.	(1,362)	(195,089)	—	4.90
TransUnion	(1,337)	(191,392)	—	4.81
United Airlines Holdings Inc.	(1,145)	(163,909)	—	4.12
Vistra Corp.	(1,163)	(166,478)	—	4.18
Westinghouse Air Brake Technologies Corp.	(1,322)	(189,355)	—	4.76
The following table represents the basket holdings underlying the total return swap with Citi Zombie Company Basket as of July 31, 2024.
Security Description	Shares	Notional Value	Unrealized Appreciation/ Depreciation	Percent of Basket Net Assets
Akero Therapeutics Inc.	(511)	(65,807)	—	0.81
AMC Entertainment Holdings Inc.	(1,822)	(234,504)	—	2.90
Arcutis Biotherapeutics Inc.	(1,051)	(135,181)	—	1.67
BioCryst Pharmaceuticals Inc.	(539)	(69,372)	—	0.86
Bloom Energy Corp.	(1,837)	(236,375)	—	2.93
Bridgebio Pharma Inc.	(1,017)	(130,913)	—	1.62
Cardlytics Inc.	(294)	(37,811)	—	0.47
Carvana Co	(3,472)	(446,747)	—	5.53
Chegg Inc.	(412)	(52,995)	—	0.66
Chemours Co/The	(658)	(84,643)	—	1.05
Coeur Mining Inc.	(1,623)	(208,795)	—	2.59
Compass Inc.	(322)	(41,441)	—	0.51
Cytokinetics Inc.	(2,078)	(267,339)	—	3.31
EchoStar Corp.	(652)	(83,855)	—	1.04
FuelCell Energy Inc.	(477)	(61,399)	—	0.76
Global Net Lease Inc.	(351)	(45,163)	—	0.56
Goodyear Tire & Rubber Co/The	(746)	(96,017)	—	1.19
Guardant Health Inc.	(1,293)	(166,403)	—	2.06
Hudson Pacific Properties Inc.	(365)	(46,920)	—	0.58
Infinera Corp.	(486)	(62,578)	—	0.78
Ironwood Pharmaceuticals Inc.	(568)	(73,101)	—	0.91
JBG SMITH Properties	(372)	(47,852)	—	0.59
JetBlue Airways Corp.	(2,593)	(333,704)	—	4.13
Lumen Technologies Inc.	(848)	(109,084)	—	1.35
Lumentum Holdings Inc.	(1,200)	(154,373)	—	1.91
NeoGenomics Inc.	(369)	(47,503)	—	0.59
Newell Brands Inc.	(834)	(107,317)	—	1.33
Novocure Ltd.	(498)	(64,036)	—	0.79
Ocular Therapeutix Inc.	(677)	(87,140)	—	1.08

Security Description	Shares	Notional Value	Unrealized Appreciation/ Depreciation	Percent of Basket Net Assets
Opendoor Technologies Inc.	(769)	(99,009)	—	1.23
Pacific Biosciences of California Inc.	(698)	(89,871)	—	1.11
Paramount Global	(2,768)	(356,220)	—	4.41
Peloton Interactive Inc.	(906)	(116,562)	—	1.44
Penn Entertainment Inc.	(3,115)	(400,806)	—	4.96
Recursion Pharmaceuticals Inc.	(780)	(100,406)	—	1.24
Redfin Corp.	(701)	(90,170)	—	1.12
Rivian Automotive Inc.	(4,543)	(584,609)	—	7.24
Semtech Corp.	(2,371)	(305,055)	—	3.78
Spirit AeroSystems Holdings Inc.	(2,394)	(308,114)	—	3.82
Sunnova Energy International Inc.	(1,360)	(175,018)	—	2.17
Tandem Diabetes Care Inc.	(906)	(116,579)	—	1.44
Telephone and Data Systems Inc.	(318)	(40,957)	—	0.51
Terawulf Inc.	(1,597)	(205,520)	—	2.55
Upstart Holdings Inc.	(2,373)	(305,344)	—	3.78
Viasat Inc.	(546)	(70,278)	—	0.87
Virgin Galactic Holdings Inc.	(190)	(24,445)	—	0.30
Walgreens Boots Alliance Inc.	(1,921)	(247,161)	—	3.06
Warner Bros Discovery Inc.	(3,110)	(400,151)	—	4.96
Wolfspeed Inc.	(2,224)	(286,245)	—	3.55
Xerox Holdings Corp.	(937)	(120,613)	—	1.49
Xometry Inc.	(246)	(31,627)	—	0.39

1.	As of July 31, 2024, cash in the amount $2,150,000 was pledged to brokers for OTC swap contracts.
2.	Fund pays the floating rate and receives the total return of the reference entity.
3.	Notional amounts reflected as a positive value indicate a long position held by the Fund or Index and a negative value indicates a short position.
4.	Reflects the value at reset date as of July 31, 2024.

Abbreviation(s):
EAFE—Europe, Australasia and Far East
ETF—Exchange-Traded Fund
FEDF—Federal Funds Rate
FTSE—Financial Times Stock Exchange
MSCI—Morgan Stanley Capital International

The following is a summary of the fair valuations according to the inputs used as of July 31, 2024, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Affiliated Investment Companies
Equity Funds	$ 150,003,771	$ —	$ —	$ 150,003,771
Fixed Income Funds	202,382,023	—	—	202,382,023
Total Affiliated Investment Companies	352,385,794	—	—	352,385,794
Short-Term Investment
Affiliated Investment Company	37,174,886	—	—	37,174,886
Total Investments in Securities	$ 389,560,680	$ —	$ —	$ 389,560,680

(a)	For a complete listing of investments, see the Portfolio of Investments.

NYLI Epoch Capital Growth Fund
Portfolio of Investments July 31, 2024†^(Unaudited)
	Shares	Value
Common Stocks 99.0%
Australia 2.0%
Aristocrat Leisure Ltd. (Hotels, Restaurants & Leisure)	70,885	$ 2,513,382
Pro Medicus Ltd. (Health Care Technology)	11,573	1,087,999
		3,601,381
Canada 2.4%
Alimentation Couche-Tard, Inc. (Consumer Staples Distribution & Retail)	48,252	2,974,488
Constellation Software, Inc. (Software)	422	1,331,514
		4,306,002
China 2.4%
BYD Co. Ltd., Class H (Automobiles)	38,000	1,108,942
Chongqing Brewery Co. Ltd., Class A (Beverages)	116,274	996,857
SITC International Holdings Co. Ltd. (Marine Transportation)	585,000	1,302,854
Yadea Group Holdings Ltd. (Automobiles) (a)	736,000	991,024
		4,399,677
Denmark 1.5%
Coloplast A/S, Class B (Health Care Equipment & Supplies)	6,869	893,167
Novo Nordisk A/S, Class B (Pharmaceuticals)	14,333	1,895,713
		2,788,880
France 1.7%
Edenred SE (Financial Services)	22,045	918,779
Hermes International SCA (Textiles, Apparel & Luxury Goods)	346	757,530
Sartorius Stedim Biotech (Life Sciences Tools & Services)	6,588	1,318,668
		2,994,977
Indonesia 0.5%
Bank Central Asia Tbk. PT (Banks)	1,558,500	984,845
Ireland 0.7%
Accenture plc, Class A (IT Services)	3,721	1,230,237
Italy 0.7%
Recordati Industria Chimica e Farmaceutica SpA (Pharmaceuticals)	21,602	1,177,121
Japan 1.7%
Goldwin, Inc. (Textiles, Apparel & Luxury Goods)	17,700	1,100,719
Hoya Corp. (Health Care Equipment & Supplies)	9,700	1,226,381
Lasertec Corp. (Semiconductors & Semiconductor Equipment)	4,100	734,308
		3,061,408
Jordan 0.6%
Hikma Pharmaceuticals plc (Pharmaceuticals)	43,225	1,058,013
Mexico 0.9%
Grupo Aeroportuario del Pacifico SAB de CV, Class B (Transportation Infrastructure)	53,175	848,385

	Shares	Value
Common Stocks
Mexico
Grupo Financiero Banorte SAB de CV, Class O (Banks)	102,700	$ 769,575
		1,617,960
Netherlands 1.8%
ASML Holding NV (Semiconductors & Semiconductor Equipment)	1,125	1,035,511
BE Semiconductor Industries NV (Semiconductors & Semiconductor Equipment)	17,426	2,247,084
		3,282,595
Portugal 0.7%
Jeronimo Martins SGPS SA (Consumer Staples Distribution & Retail)	73,803	1,289,954
Singapore 0.5%
Singapore Exchange Ltd. (Capital Markets)	124,700	918,901
South Africa 1.0%
FirstRand Ltd. (Financial Services)	418,055	1,875,365
Spain 2.2%
Amadeus IT Group SA (Hotels, Restaurants & Leisure)	12,418	816,308
Industria de Diseno Textil SA (Specialty Retail)	64,999	3,155,684
		3,971,992
Sweden 1.6%
Atlas Copco AB, Class B (Machinery)	52,441	820,462
Epiroc AB, Class B (Machinery)	48,698	818,060
Evolution AB (Hotels, Restaurants & Leisure)	13,355	1,293,823
		2,932,345
Switzerland 3.8%
EMS-Chemie Holding AG (Chemicals)	1,341	1,120,619
Kuehne + Nagel International AG (Registered) (Marine Transportation)	6,144	1,907,422
Logitech International SA (Registered) (Technology Hardware, Storage & Peripherals)	20,585	1,856,930
Partners Group Holding AG (Capital Markets)	1,525	2,057,947
		6,942,918
Taiwan 2.2%
Eclat Textile Co. Ltd. (Textiles, Apparel & Luxury Goods)	87,000	1,397,505
eMemory Technology, Inc. (Semiconductors & Semiconductor Equipment)	25,000	1,753,119
Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	28,000	795,619
		3,946,243
Thailand 0.7%
Fabrinet (Electronic Equipment, Instruments & Components) (b)	5,604	1,236,018
United Kingdom 2.6%
Auto Trader Group plc (Interactive Media & Services) (a)	189,297	1,984,769
Games Workshop Group plc (Leisure Products)	6,025	797,780

	Shares	Value
Common Stocks
United Kingdom
Howden Joinery Group plc (Trading Companies & Distributors)	160,892	$ 1,945,280
		4,727,829
United States 66.8%
Adobe, Inc. (Software) (b)	2,326	1,283,138
Alphabet, Inc., Class A (Interactive Media & Services)	18,832	3,230,441
Ameriprise Financial, Inc. (Capital Markets)	7,529	3,237,997
Apple, Inc. (Technology Hardware, Storage & Peripherals)	9,259	2,056,239
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	10,579	2,244,864
Arista Networks, Inc. (Communications Equipment) (b)	10,060	3,486,293
Automatic Data Processing, Inc. (Professional Services)	7,379	1,937,873
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	17,520	2,815,114
Chemed Corp. (Health Care Providers & Services)	4,443	2,533,221
Copart, Inc. (Commercial Services & Supplies) (b)	33,584	1,757,451
Costco Wholesale Corp. (Consumer Staples Distribution & Retail)	3,764	3,094,008
CSL Ltd. (Biotechnology)	10,179	2,061,669
Deckers Outdoor Corp. (Textiles, Apparel & Luxury Goods) (b)	2,867	2,645,180
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)	4,857	2,082,196
Donaldson Co., Inc. (Machinery)	21,093	1,578,178
Eagle Materials, Inc. (Construction Materials)	10,860	2,957,178
Electronic Arts, Inc. (Entertainment)	6,890	1,039,977
Eli Lilly & Co. (Pharmaceuticals)	2,693	2,165,899
Encompass Health Corp. (Health Care Providers & Services)	20,844	1,937,241
Expeditors International of Washington, Inc. (Air Freight & Logistics)	11,098	1,385,252
Fastenal Co. (Trading Companies & Distributors)	36,832	2,605,864
Ferguson plc (Trading Companies & Distributors)	8,946	1,982,116
Gentex Corp. (Automobile Components)	52,279	1,623,786
Graco, Inc. (Machinery)	13,175	1,120,534
HCA Healthcare, Inc. (Health Care Providers & Services)	5,383	1,954,298
Hess Midstream LP, Class A (Oil, Gas & Consumable Fuels)	66,188	2,480,726
IDEXX Laboratories, Inc. (Health Care Equipment & Supplies) (b)	2,010	957,001
KLA Corp. (Semiconductors & Semiconductor Equipment)	2,282	1,878,246
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	2,585	2,381,405
LPL Financial Holdings, Inc. (Capital Markets)	9,443	2,091,813
Manhattan Associates, Inc. (Software) (b)	4,478	1,143,592
Mastercard, Inc., Class A (Financial Services)	6,090	2,823,994
Medpace Holdings, Inc. (Life Sciences Tools & Services) (b)	7,226	2,764,089
Meta Platforms, Inc., Class A (Interactive Media & Services)	6,155	2,922,579
Mettler-Toledo International, Inc. (Life Sciences Tools & Services) (b)	1,103	1,677,696
Microsoft Corp. (Software)	5,809	2,430,195
Monster Beverage Corp. (Beverages) (b)	47,898	2,464,352
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	14,668	1,862,543
O'Reilly Automotive, Inc. (Specialty Retail) (b)	1,114	1,254,743
PACCAR, Inc. (Machinery)	16,485	1,626,410
Paychex, Inc. (Professional Services)	21,618	2,767,536
Pool Corp. (Distributors)	2,715	1,015,519
QUALCOMM, Inc. (Semiconductors & Semiconductor Equipment)	12,375	2,239,256
Regeneron Pharmaceuticals, Inc. (Biotechnology) (b)	1,983	2,140,034

	Shares	Value
Common Stocks
United States
Rollins, Inc. (Commercial Services & Supplies)	22,672	$ 1,086,215
Starbucks Corp. (Hotels, Restaurants & Leisure)	15,782	1,230,207
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	1,978	1,213,186
TJX Cos., Inc. (The) (Specialty Retail)	18,259	2,063,632
TKO Group Holdings, Inc. (Entertainment)	14,538	1,589,730
Ulta Beauty, Inc. (Specialty Retail) (b)	5,153	1,880,278
Union Pacific Corp. (Ground Transportation)	5,668	1,398,466
UnitedHealth Group, Inc. (Health Care Providers & Services)	4,835	2,785,734
VeriSign, Inc. (IT Services) (b)	6,999	1,308,883
Verisk Analytics, Inc. (Professional Services)	5,560	1,455,330
Vertex Pharmaceuticals, Inc. (Biotechnology) (b)	2,661	1,319,111
Visa, Inc., Class A (Financial Services)	8,783	2,333,380
Waters Corp. (Life Sciences Tools & Services) (b)	2,931	985,637
West Pharmaceutical Services, Inc. (Life Sciences Tools & Services)	3,732	1,142,626
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)	17,902	2,377,923
Zoetis, Inc. (Pharmaceuticals)	15,472	2,785,579
		120,693,653
Total Common Stocks (Cost $132,504,736)		179,038,314

	Number of Warrants

Warrants 0.0% ‡
Canada 0.0% ‡
Constellation Software, Inc. (Software)
Expires 3/31/40 (b)(c)(d)	721	—
Total Warrants (Cost $0)		—

	Shares

Short-Term Investment 0.8%
Affiliated Investment Company 0.8%
United States 0.8%
NYLI U.S. Government Liquidity Fund, 5.243% (e)	1,471,909	1,471,909
Total Short-Term Investment (Cost $1,471,909)		1,471,909
Total Investments (Cost $133,976,645)	99.8%	180,510,223
Other Assets, Less Liabilities	0.2	275,281
Net Assets	100.0%	$ 180,785,504

†	Percentages indicated are based on Fund net assets.
^	Industry and country classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Non-income producing security.
(c)	Illiquid security—As of July 31, 2024, the total market value deemed illiquid under procedures approved by the Board of Trustees was $0, which represented less than one-tenth of a percent of the Fund’s net assets.
(d)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(e)	Current yield as of July 31, 2024.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 1,119	$ 37,334	$ (36,981)	$ —	$ —	$ 1,472	$ 75	$ —	1,472
The following is a summary of the fair valuations according to the inputs used as of July 31, 2024, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 179,038,314	$ —	$ —	$ 179,038,314
Warrants	—	—	—	—
Short-Term Investment
Affiliated Investment Company	1,471,909	—	—	1,471,909
Total Investments in Securities	$ 180,510,223	$ —	$ —	$ 180,510,223

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

NYLI Epoch Global Equity Yield Fund
Portfolio of Investments July 31, 2024†^(Unaudited)
	Shares	Value
Common Stocks 98.3%
Austria 0.5%
BAWAG Group AG (Banks) (a)	57,462	$ 4,194,597
Canada 5.1%
BCE, Inc. (Diversified Telecommunication Services)	116,363	3,924,981
Manulife Financial Corp. (Insurance)	320,305	8,532,806
Nutrien Ltd. (Chemicals)	82,592	4,228,710
Restaurant Brands International, Inc. (Hotels, Restaurants & Leisure)	141,169	9,880,418
Rogers Communications, Inc., Class B (Wireless Telecommunication Services)	110,396	4,269,035
Royal Bank of Canada (Banks) (b)	36,895	4,122,812
TELUS Corp. (Diversified Telecommunication Services)	258,816	4,178,473
		39,137,235
France 3.6%
AXA SA (Insurance)	140,646	4,945,437
Cie Generale des Etablissements Michelin SCA (Automobile Components)	113,312	4,488,328
Orange SA (Diversified Telecommunication Services)	352,346	3,908,596
TotalEnergies SE (Oil, Gas & Consumable Fuels)	152,954	10,342,594
Vinci SA (Construction & Engineering)	35,881	4,100,682
		27,785,637
Germany 4.6%
Allianz SE (Registered) (Insurance)	15,620	4,408,758
Deutsche Post AG (Air Freight & Logistics)	147,127	6,568,163
Deutsche Telekom AG (Registered) (Diversified Telecommunication Services)	422,176	11,043,273
Muenchener Rueckversicherungs-Gesellschaft AG (Registered) (Insurance)	12,219	6,024,860
Siemens AG (Registered) (Industrial Conglomerates)	37,513	6,878,188
		34,923,242
Hong Kong 0.5%
AIA Group Ltd. (Insurance)	579,800	3,896,082
Italy 0.6%
Snam SpA (Gas Utilities)	943,631	4,510,838
Japan 1.1%
Astellas Pharma, Inc. (Pharmaceuticals)	392,400	4,577,410
Toyota Motor Corp. (Automobiles)	183,100	3,604,432
		8,181,842
Republic of Korea 2.2%
Hyundai Glovis Co. Ltd. (Air Freight & Logistics)	59,866	5,283,253
Samsung Electronics Co. Ltd., GDR (Technology Hardware, Storage & Peripherals)	4,899	7,539,561
SK Telecom Co. Ltd. (Wireless Telecommunication Services)	105,838	4,158,951
		16,981,765
Switzerland 1.4%
Novartis AG (Registered) (Pharmaceuticals)	92,787	10,420,897

	Shares	Value
Common Stocks
Taiwan 1.6%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR (Semiconductors & Semiconductor Equipment)	73,773	$ 12,231,563
United Kingdom 7.1%
AstraZeneca plc, Sponsored ADR (Pharmaceuticals)	144,303	11,421,582
BAE Systems plc (Aerospace & Defense)	423,501	7,061,279
British American Tobacco plc (Tobacco)	124,265	4,385,107
Coca-Cola Europacific Partners plc (Beverages)	181,185	13,366,017
Imperial Brands plc (Tobacco)	154,916	4,269,825
Schroders plc (Capital Markets)	855,856	4,321,765
Segro plc (Industrial REITs)	360,516	4,244,379
Unilever plc (Personal Care Products)	92,222	5,662,234
		54,732,188
United States 70.0%
AbbVie, Inc. (Biotechnology)	58,932	10,921,278
American Electric Power Co., Inc. (Electric Utilities)	56,409	5,534,851
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	63,194	14,621,828
Apple, Inc. (Technology Hardware, Storage & Peripherals)	55,393	12,301,677
AT&T, Inc. (Diversified Telecommunication Services)	215,268	4,143,909
Bank of America Corp. (Banks)	211,034	8,506,781
Best Buy Co., Inc. (Specialty Retail)	52,770	4,565,660
BlackRock, Inc. (Capital Markets)	4,691	4,111,662
Bristol-Myers Squibb Co. (Pharmaceuticals)	93,336	4,439,060
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	100,550	16,156,374
Chevron Corp. (Oil, Gas & Consumable Fuels)	24,848	3,987,359
Cisco Systems, Inc. (Communications Equipment)	213,276	10,333,222
Coca-Cola Co. (The) (Beverages)	104,228	6,956,177
Columbia Banking System, Inc. (Banks)	193,280	5,056,205
Cummins, Inc. (Machinery)	29,287	8,545,947
CVS Health Corp. (Health Care Providers & Services)	67,689	4,083,677
Dell Technologies, Inc., Class C (Technology Hardware, Storage & Peripherals)	70,501	8,014,554
Dow, Inc. (Chemicals)	93,657	5,101,497
Duke Energy Corp. (Electric Utilities)	37,436	4,090,632
Eaton Corp. plc (Electrical Equipment)	17,648	5,378,934
Eli Lilly & Co. (Pharmaceuticals)	12,112	9,741,318
Emerson Electric Co. (Electrical Equipment)	57,665	6,753,148
Entergy Corp. (Electric Utilities)	37,650	4,366,270
Enterprise Products Partners LP (Oil, Gas & Consumable Fuels)	139,980	4,039,823
Essential Utilities, Inc. (Water Utilities)	122,068	4,962,064
Garmin Ltd. (Household Durables)	38,595	6,609,394
General Dynamics Corp. (Aerospace & Defense)	16,042	4,791,906
GSK plc (Pharmaceuticals)	210,539	4,092,355
Hasbro, Inc. (Leisure Products)	85,631	5,519,774
Hewlett Packard Enterprise Co. (Technology Hardware, Storage & Peripherals)	377,920	7,524,387
Home Depot, Inc. (The) (Specialty Retail)	17,229	6,343,029
Honeywell International, Inc. (Industrial Conglomerates)	18,991	3,888,407
International Business Machines Corp. (IT Services)	81,281	15,617,331
Iron Mountain, Inc. (Specialized REITs)	149,924	15,376,205

	Shares	Value
Common Stocks
United States
Johnson & Johnson (Pharmaceuticals)	30,402	$ 4,798,956
JPMorgan Chase & Co. (Banks)	53,763	11,440,766
KLA Corp. (Semiconductors & Semiconductor Equipment)	11,951	9,836,510
Lazard, Inc. (Capital Markets)	122,731	6,034,683
Linde plc (Chemicals)	14,223	6,450,130
Lockheed Martin Corp. (Aerospace & Defense)	12,439	6,740,943
LyondellBasell Industries NV, Class A (Chemicals)	56,104	5,580,104
McDonald's Corp. (Hotels, Restaurants & Leisure)	22,675	6,017,945
Medtronic plc (Health Care Equipment & Supplies)	82,173	6,600,135
Merck & Co., Inc. (Pharmaceuticals)	59,448	6,725,352
Meta Platforms, Inc., Class A (Interactive Media & Services)	10,780	5,118,667
MetLife, Inc. (Insurance)	128,989	9,912,805
Microsoft Corp. (Software)	39,469	16,511,856
Mondelez International, Inc., Class A (Food Products)	89,142	6,092,856
MPLX LP (Oil, Gas & Consumable Fuels)	89,082	3,814,491
MSC Industrial Direct Co., Inc., Class A (Trading Companies & Distributors)	83,226	7,402,953
Nestle SA (Registered) (Food Products)	39,107	3,971,516
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	66,268	8,414,711
NextEra Energy, Inc. (Electric Utilities)	125,588	9,593,667
NiSource, Inc. (Multi-Utilities)	149,559	4,673,719
Omnicom Group, Inc. (Media)	60,030	5,885,341
Paychex, Inc. (Professional Services)	34,988	4,479,164
PepsiCo, Inc. (Beverages)	26,516	4,578,518
Pfizer, Inc. (Pharmaceuticals)	136,953	4,182,545
Philip Morris International, Inc. (Tobacco)	86,217	9,928,750
Pinnacle West Capital Corp. (Electric Utilities)	51,682	4,423,462
PNC Financial Services Group, Inc. (The) (Banks)	27,268	4,938,235
Realty Income Corp. (Retail REITs)	84,534	4,854,788
Regions Financial Corp. (Banks)	197,549	4,419,171
Roche Holding AG (Pharmaceuticals)	15,733	5,122,747
RTX Corp. (Aerospace & Defense)	63,259	7,432,300
Salesforce, Inc. (Software)	22,897	5,925,744
Sanofi SA (Pharmaceuticals)	89,136	9,196,241
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	45,787	9,331,848
Travelers Cos., Inc. (The) (Insurance)	18,373	3,976,652
Truist Financial Corp. (Banks)	108,270	4,838,586
U.S. Bancorp (Banks)	102,051	4,580,049
United Parcel Service, Inc., Class B (Air Freight & Logistics)	32,525	4,240,284
UnitedHealth Group, Inc. (Health Care Providers & Services)	16,114	9,284,242
Vail Resorts, Inc. (Hotels, Restaurants & Leisure)	23,395	4,258,124
Verizon Communications, Inc. (Diversified Telecommunication Services)	96,376	3,905,156
VICI Properties, Inc. (Specialized REITs)	196,168	6,132,212
Walmart, Inc. (Consumer Staples Distribution & Retail)	140,658	9,654,765
WEC Energy Group, Inc. (Multi-Utilities)	48,775	4,197,576

	Shares	Value
Common Stocks
United States
Williams Cos., Inc. (The) (Oil, Gas & Consumable Fuels)	117,225	$ 5,033,641
		537,009,601
Total Common Stocks (Cost $504,259,534)		754,005,487
Short-Term Investment 1.1%
Affiliated Investment Company 1.1%
United States 1.1%
NYLI U.S. Government Liquidity Fund, 5.243% (c)	8,188,520	8,188,520
Total Short-Term Investment (Cost $8,188,520)		8,188,520
Total Investments (Cost $512,448,054)	99.4%	762,194,007
Other Assets, Less Liabilities	0.6	4,981,009
Net Assets	100.0%	$ 767,175,016

†	Percentages indicated are based on Fund net assets.
^	Industry and country classifications may be different than those used for compliance monitoring purposes.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	All or a portion of this security was held on loan. As of July 31, 2024, the aggregate market value of securities on loan was $4,122,700. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $4,307,856.
(c)	Current yield as of July 31, 2024.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 3,960	$ 122,963	$ (118,734)	$ —	$ —	$ 8,189	$ 281	$ —	8,189
Abbreviation(s):
ADR—American Depositary Receipt
GDR—Global Depositary Receipt
REIT—Real Estate Investment Trust

The following is a summary of the fair valuations according to the inputs used as of July 31, 2024, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 754,005,487	$ —	$ —	$ 754,005,487
Short-Term Investment
Affiliated Investment Company	8,188,520	—	—	8,188,520
Total Investments in Securities	$ 762,194,007	$ —	$ —	$ 762,194,007

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

NYLI Epoch International Choice Fund
Portfolio of Investments July 31, 2024†^(Unaudited)
	Shares	Value
Common Stocks 95.5%
Denmark 3.7%
Novo Nordisk A/S, Class B (Pharmaceuticals)	62,353	$ 8,246,938
France 13.9%
Airbus SE (Aerospace & Defense)	32,961	4,992,659
AXA SA (Insurance)	184,803	6,498,099
BNP Paribas SA (Banks)	80,125	5,502,952
Edenred SE (Financial Services)	58,766	2,449,217
LVMH Moet Hennessy Louis Vuitton SE (Textiles, Apparel & Luxury Goods)	5,887	4,160,397
TotalEnergies SE (Oil, Gas & Consumable Fuels)	109,272	7,388,861
		30,992,185
Germany 9.4%
Deutsche Post AG (Air Freight & Logistics)	164,946	7,363,654
Deutsche Telekom AG (Registered) (Diversified Telecommunication Services) (a)	296,862	7,765,310
Vonovia SE (Real Estate Management & Development)	188,792	5,804,735
		20,933,699
Japan 18.2%
Asahi Group Holdings Ltd. (Beverages)	207,200	7,683,295
Keyence Corp. (Electronic Equipment, Instruments & Components)	17,400	7,653,189
Nissan Chemical Corp. (Chemicals)	141,600	4,607,045
Rohto Pharmaceutical Co. Ltd. (Personal Care Products)	261,900	6,180,144
Sony Group Corp. (Household Durables)	108,300	9,781,376
Suzuki Motor Corp. (Automobiles)	404,700	4,753,311
		40,658,360
Netherlands 6.2%
ASML Holding NV (Semiconductors & Semiconductor Equipment)	4,681	4,308,643
NN Group NV (Insurance)	189,825	9,520,002
		13,828,645
Republic of Korea 2.0%
Samsung Electronics Co. Ltd., GDR (Technology Hardware, Storage & Peripherals)	2,929	4,507,731
Singapore 2.0%
STMicroelectronics NV (Semiconductors & Semiconductor Equipment)	138,911	4,600,295
Spain 2.1%
Amadeus IT Group SA (Hotels, Restaurants & Leisure)	70,291	4,620,640
Sweden 5.4%
Epiroc AB, Class A (Machinery)	336,703	6,288,108
Evolution AB (Hotels, Restaurants & Leisure)	60,387	5,850,251
		12,138,359
United Kingdom 22.0%
AstraZeneca plc, Sponsored ADR (Pharmaceuticals)	149,454	11,829,284
Beazley plc (Insurance)	574,229	5,045,598

	Shares	Value
Common Stocks
United Kingdom
Coca-Cola Europacific Partners plc (Beverages)	75,782	$ 5,590,438
Compass Group plc (Hotels, Restaurants & Leisure)	146,553	4,514,093
Lloyds Banking Group plc (Banks)	10,342,706	7,921,796
RELX plc (Professional Services)	135,578	6,401,756
Unilever plc (Personal Care Products)	127,996	7,858,681
		49,161,646
United States 10.6%
BP plc (Oil, Gas & Consumable Fuels)	717,779	4,233,996
CSL Ltd. (Biotechnology)	34,320	6,951,220
Linde plc (Chemicals)	16,864	7,647,824
Schneider Electric SE (Electrical Equipment)	20,053	4,836,371
		23,669,411
Total Common Stocks (Cost $195,310,247)		213,357,909
Short-Term Investments 2.9%
Affiliated Investment Company 2.8%
United States 2.8%
NYLI U.S. Government Liquidity Fund, 5.243% (b)	6,258,812	6,258,812
Unaffiliated Investment Company 0.1%
United States 0.1%
Invesco Government & Agency Portfolio, 5.291% (b)(c)	118,250	118,250
Total Short-Term Investments (Cost $6,377,062)		6,377,062
Total Investments (Cost $201,687,309)	98.4%	219,734,971
Other Assets, Less Liabilities	1.6	3,662,335
Net Assets	100.0%	$ 223,397,306

†	Percentages indicated are based on Fund net assets.
^	Industry and country classifications may be different than those used for compliance monitoring purposes.
(a)	All or a portion of this security was held on loan. As of July 31, 2024, the aggregate market value of securities on loan was $112,479. The Fund received cash collateral with a value of $118,250.
(b)	Current yield as of July 31, 2024.
(c)	Represents a security purchased with cash collateral received for securities on loan.

Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 2,332	$ 58,333	$ (54,406)	$ —	$ —	$ 6,259	$ 134	$ —	6,259
Abbreviation(s):
ADR—American Depositary Receipt
GDR—Global Depositary Receipt
The following is a summary of the fair valuations according to the inputs used as of July 31, 2024, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 213,357,909	$ —	$ —	$ 213,357,909
Short-Term Investments
Affiliated Investment Company	6,258,812	—	—	6,258,812
Unaffiliated Investment Company	118,250	—	—	118,250
Total Short-Term Investments	6,377,062	—	—	6,377,062
Total Investments in Securities	$ 219,734,971	$ —	$ —	$ 219,734,971

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

NYLI Epoch U.S. Equity Yield Fund
Portfolio of Investments July 31, 2024†^(Unaudited)
	Shares	Value
Common Stocks 97.9%
Aerospace & Defense 2.9%
General Dynamics Corp.	31,569	$ 9,429,976
Lockheed Martin Corp.	18,329	9,932,852
RTX Corp.	92,949	10,920,578
		30,283,406
Air Freight & Logistics 0.8%
United Parcel Service, Inc., Class B	60,672	7,909,809
Banks 9.6%
Bank of America Corp.	578,046	23,301,034
Columbia Banking System, Inc.	376,375	9,845,970
JPMorgan Chase & Co.	117,587	25,022,514
PNC Financial Services Group, Inc. (The)	54,646	9,896,391
Regions Financial Corp.	377,457	8,443,713
Truist Financial Corp.	207,384	9,267,991
U.S. Bancorp	318,854	14,310,167
		100,087,780
Beverages 2.4%
Coca-Cola Co. (The)	119,867	7,999,924
Coca-Cola Europacific Partners plc	138,986	10,252,997
PepsiCo, Inc.	36,843	6,361,681
		24,614,602
Biotechnology 2.9%
AbbVie, Inc.	116,192	21,532,702
Amgen, Inc.	27,077	9,002,290
		30,534,992
Capital Markets 3.0%
BlackRock, Inc.	14,398	12,619,847
CME Group, Inc.	37,726	7,307,903
Lazard, Inc.	235,197	11,564,637
		31,492,387
Chemicals 3.6%
Dow, Inc.	149,936	8,167,014
Linde plc	22,854	10,364,289
LyondellBasell Industries NV, Class A	81,352	8,091,270
Nutrien Ltd.	120,567	6,173,030
PPG Industries, Inc.	40,560	5,150,309
		37,945,912
Commercial Services & Supplies 1.2%
Republic Services, Inc.	32,141	6,245,639
Waste Management, Inc.	30,896	6,261,383
		12,507,022

	Shares	Value
Common Stocks
Communications Equipment 1.0%
Cisco Systems, Inc.	212,863	$ 10,313,212
Consumer Staples Distribution & Retail 1.9%
Walmart, Inc.	280,887	19,280,084
Diversified Telecommunication Services 1.9%
AT&T, Inc.	532,869	10,257,728
Verizon Communications, Inc.	247,732	10,038,101
		20,295,829
Electric Utilities 5.1%
Alliant Energy Corp.	117,713	6,551,906
American Electric Power Co., Inc.	136,724	13,415,359
Duke Energy Corp.	57,707	6,305,644
Entergy Corp.	79,103	9,173,575
NextEra Energy, Inc.	154,262	11,784,074
Pinnacle West Capital Corp.	70,221	6,010,215
		53,240,773
Electrical Equipment 3.3%
Eaton Corp. plc	40,621	12,380,875
Emerson Electric Co.	119,253	13,965,719
Hubbell, Inc.	21,399	8,466,514
		34,813,108
Food Products 0.6%
Mondelez International, Inc., Class A	85,305	5,830,597
Health Care Equipment & Supplies 1.5%
Medtronic plc	192,123	15,431,319
Health Care Providers & Services 2.8%
CVS Health Corp.	153,364	9,252,450
UnitedHealth Group, Inc.	35,212	20,287,746
		29,540,196
Health Care REITs 0.6%
Welltower, Inc.	58,015	6,454,169
Hotels, Restaurants & Leisure 1.6%
McDonald's Corp.	36,717	9,744,692
Vail Resorts, Inc.	37,917	6,901,273
		16,645,965
Household Durables 0.7%
Garmin Ltd.	43,724	7,487,735

	Shares	Value
Common Stocks
Household Products 1.6%
Colgate-Palmolive Co.	63,929	$ 6,341,117
Procter & Gamble Co. (The)	66,284	10,655,816
		16,996,933
Industrial Conglomerates 1.0%
Honeywell International, Inc.	48,532	9,936,927
Industrial REITs 0.7%
Prologis, Inc.	54,074	6,816,028
Insurance 4.5%
Marsh & McLennan Cos., Inc.	47,841	10,647,971
MetLife, Inc.	301,847	23,196,942
Travelers Cos., Inc. (The)	61,847	13,386,165
		47,231,078
Interactive Media & Services 0.5%
Meta Platforms, Inc., Class A	11,165	5,301,477
IT Services 1.4%
International Business Machines Corp.	76,517	14,701,976
Leisure Products 0.9%
Hasbro, Inc.	138,173	8,906,632
Machinery 1.9%
Cummins, Inc.	68,003	19,843,275
Media 2.5%
Comcast Corp., Class A	350,570	14,468,024
Omnicom Group, Inc.	116,013	11,373,914
		25,841,938
Multi-Utilities 2.5%
Ameren Corp.	75,773	6,006,526
CMS Energy Corp.	114,954	7,449,019
NiSource, Inc.	215,676	6,739,875
WEC Energy Group, Inc.	70,272	6,047,608
		26,243,028
Oil, Gas & Consumable Fuels 5.8%
Chevron Corp.	113,907	18,278,656
Enterprise Products Partners LP	447,603	12,917,823
MPLX LP	277,894	11,899,421
TotalEnergies SE, Sponsored ADR	100,452	6,808,636

	Shares	Value
Common Stocks
Oil, Gas & Consumable Fuels
Williams Cos., Inc. (The)	245,838	$ 10,556,284
		60,460,820
Pharmaceuticals 6.6%
Bristol-Myers Squibb Co.	138,204	6,572,982
Eli Lilly & Co.	21,407	17,217,008
Johnson & Johnson	119,276	18,827,717
Merck & Co., Inc.	154,456	17,473,607
Pfizer, Inc.	273,736	8,359,897
		68,451,211
Professional Services 0.6%
Paychex, Inc.	46,916	6,006,186
Retail REITs 0.6%
Realty Income Corp.	107,400	6,167,982
Semiconductors & Semiconductor Equipment 5.5%
Analog Devices, Inc.	69,098	15,987,895
Broadcom, Inc.	120,186	19,311,486
KLA Corp.	17,502	14,405,371
Texas Instruments, Inc.	38,939	7,936,158
		57,640,910
Software 2.1%
Microsoft Corp.	36,357	15,209,951
Salesforce, Inc.	25,267	6,539,100
		21,749,051
Specialized REITs 3.7%
American Tower Corp.	29,536	6,509,734
Iron Mountain, Inc.	210,780	21,617,597
VICI Properties, Inc.	324,399	10,140,713
		38,268,044
Specialty Retail 1.6%
Best Buy Co., Inc.	73,419	6,352,212
Home Depot, Inc. (The)	27,885	10,266,142
		16,618,354
Technology Hardware, Storage & Peripherals 3.4%
Apple, Inc.	31,226	6,934,670
Dell Technologies, Inc., Class C	92,961	10,567,806
Hewlett Packard Enterprise Co.	356,491	7,097,736
NetApp, Inc.	85,924	10,910,630
		35,510,842
Tobacco 1.4%
Philip Morris International, Inc.	125,884	14,496,801

	Shares	Value
Common Stocks
Trading Companies & Distributors 1.1%
MSC Industrial Direct Co., Inc., Class A	125,437	$ 11,157,621
Water Utilities 0.6%
Essential Utilities, Inc.	151,220	6,147,093
Total Common Stocks (Cost $661,286,675)		1,019,203,104
Short-Term Investment 2.0%
Affiliated Investment Company 2.0%
NYLI U.S. Government Liquidity Fund, 5.243% (a)	20,401,338	20,401,338
Total Short-Term Investment (Cost $20,401,338)		20,401,338
Total Investments (Cost $681,688,013)	99.9%	1,039,604,442
Other Assets, Less Liabilities	0.1	1,069,323
Net Assets	100.0%	$ 1,040,673,765

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	Current yield as of July 31, 2024.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ —	$ 126,288	$ (105,887)	$ —	$ —	$ 20,401	$ 439	$ —	20,401
Abbreviation(s):
ADR—American Depositary Receipt
REIT—Real Estate Investment Trust

The following is a summary of the fair valuations according to the inputs used as of July 31, 2024, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 1,019,203,104	$ —	$ —	$ 1,019,203,104
Short-Term Investment
Affiliated Investment Company	20,401,338	—	—	20,401,338
Total Investments in Securities	$ 1,039,604,442	$ —	$ —	$ 1,039,604,442

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

NYLI Equity Allocation Fund
Portfolio of Investments July 31, 2024†^(Unaudited)
	Shares	Value
Affiliated Investment Companies 96.9%
Equity Funds 96.9%
NYLI 500 International ETF (a)	484,706	$ 16,360,185
NYLI Candriam Emerging Markets Equity Fund Class R6 (a)	2,236,879	22,700,739
NYLI Candriam International Equity ETF (a)	555,100	16,833,407
NYLI Candriam U.S. Large Cap Equity ETF (a)	679,698	31,363,917
NYLI Candriam U.S. Mid Cap Equity ETF (a)	1,066,757	34,135,371
NYLI CBRE NextGen Real Estate ETF (a)	541,058	11,108,083
NYLI Epoch Capital Growth Fund Class I	105,027	1,607,998
NYLI Epoch International Choice Fund Class I (a)	400,950	16,687,763
NYLI Epoch U.S. Equity Yield Fund Class R6 (a)	1,441,034	32,559,155
NYLI Fiera SMID Growth Fund Class R6 (a)	1,925,083	33,057,525
NYLI FTSE International Equity Currency Neutral ETF	341,409	9,262,426
NYLI PineStone International Equity Fund Class R6 (a)	960,197	16,469,485
NYLI PineStone U.S. Equity Fund Class R6 (a)	1,694,914	32,198,450
NYLI Winslow Large Cap Growth ETF (a)	178,194	7,741,086
NYLI Winslow Large Cap Growth Fund Class R6	1,746,665	22,479,749
NYLI WMC Enduring Capital Fund Class R6 (a)	843,535	32,850,271
NYLI WMC Growth Fund Class R6 (a)	619,607	30,438,568
NYLI WMC International Research Equity Fund Class I (a)	2,113,129	16,740,838
NYLI WMC Small Companies Fund Class I (a)	1,318,143	34,593,872
NYLI WMC Value Fund Class R6 (a)	987,959	32,751,519
Total Affiliated Investment Companies (Cost $352,168,048)		451,940,407
Short-Term Investment 2.9%
Affiliated Investment Company 2.9%
NYLI U.S. Government Liquidity Fund, 5.243% (b)	13,542,265	13,542,265
Total Short-Term Investment (Cost $13,542,265)	2.9%	13,542,265
Total Investments (Cost $365,710,313)	99.8%	465,482,672
Other Assets, Less Liabilities	0.2	1,008,282
Net Assets	100.0%	$ 466,490,954

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	As of July 31, 2024, the Fund's ownership exceeds 5% of the outstanding shares of the Underlying Fund's share class.
(b)	Current yield as of July 31, 2024.

Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
IQ U.S. Large Cap ETF	$ 26,543	$ —	$ (28,274)	$ 7,397	$ (5,666)	$ —	$ 51	$ —	—
IQ U.S. Small Cap ETF	19,193	—	(22,951)	6,124	(2,366)	—	162	—	—
NYLI 500 International ETF	15,693	1,238	(2,750)	267	1,912	16,360	677	—	485
NYLI Candriam Emerging Markets Equity Fund Class R6	19,293	1,789	(2,514)	(325)	4,458	22,701	241	—	2,237
NYLI Candriam International Equity ETF	15,466	609	(2,482)	53	3,187	16,833	388	—	555
NYLI Candriam U.S. Large Cap Equity ETF	26,861	1,644	(4,132)	920	6,071	31,364	273	—	680
NYLI Candriam U.S. Mid Cap Equity ETF	19,698	9,512	(949)	78	5,796	34,135	234	—	1,067
NYLI CBRE NextGen Real Estate ETF	—	10,711	(329)	—(a)	726	11,108	213	—	541
NYLI Epoch Capital Growth Fund Class I	1,408	15	(191)	15	361	1,608	9	—(a)	105
NYLI Epoch International Choice Fund Class I	12,767	2,252	(763)	23	2,409	16,688	243	—	401
NYLI Epoch U.S. Equity Yield Fund Class R6	26,822	2,697	(2,927)	137	5,830	32,559	554	886	1,441
NYLI Fiera SMID Growth Fund Class R6	11,409	18,703	(680)	42	3,584	33,058	—	501	1,925
NYLI FTSE International Equity Currency Neutral ETF	7,867	342	(556)	87	1,522	9,262	191	—	341
NYLI PineStone International Equity Fund Class R6	12,787	2,194	(1,862)	92	3,259	16,470	68	—	960
NYLI PineStone U.S. Equity Fund Class R6	7,799	22,050	(1,545)	15	3,879	32,198	41	13	1,695
NYLI S&P 500 Index Fund Class I	6,264	286	(7,303)	1,934	(1,181)	—	89	197	—
NYLI U.S. Government Liquidity Fund	14,633	67,544	(68,635)	—	—	13,542	656	—	13,542
NYLI Winslow Large Cap Growth ETF	3,023	3,386	—	—	1,332	7,741	—(a)	—	178
NYLI Winslow Large Cap Growth Fund Class R6	28,020	2,452	(15,792)	3,501	4,299	22,480	—	2,452	1,747
NYLI WMC Enduring Capital Fund Class R6	25,298	2,605	(2,361)	8	7,300	32,850	270	—	844
NYLI WMC Growth Fund Class R6	29,550	—	(9,275)	416	9,748	30,439	—	—	620
NYLI WMC International Research Equity Fund Class I	12,836	2,430	(1,355)	91	2,739	16,741	291	—	2,113
NYLI WMC Small Companies Fund Class I	19,174	11,128	(3,737)	201	7,828	34,594	79	—	1,318
NYLI WMC Value Fund Class R6	25,333	4,221	(1,660)	(45)	4,903	32,752	442	780	988
	$387,737	$167,808	$(183,023)	$21,031	$71,930	$465,483	$5,172	$4,829

(a)	Less than $500.
Swap Contracts
Open OTC total return equity swap contracts as of July 31, 2024 were as follows1:
Swap Counterparty	Reference Obligation	Floating Rate[2]	Termination Date(s)	Payment Frequency Paid/ Received	Notional Amount Long/ (Short) (000)[3]	Unrealized Appreciation/ (Depreciation)[4]
Citibank NA	Citi Artificial Intelligence (AI) Basket	1 day FEDF plus 0.35%	12/2/24	Daily	4,563	$ —
Citibank NA	Citi Leveraged Loan Basket	1 day FEDF minus 0.20%	12/2/24	Daily	(4,671)	—
Citibank NA	Citi Zombie Company Basket	1 day FEDF minus 0.50%	12/2/24	Daily	(9,527)	—
JPMorgan Chase Bank NA	Global X Uranium ETF	1 day FEDF plus 0.50%	10/7/24 - 11/12/24	Daily	11,218	—
Citibank NA	iShares MSCI China ETF	1 day FEDF minus 0.55%	12/2/24	Daily	(4,218)	—
Citibank NA	iShares MSCI EAFE ETF	1 day FEDF minus 1.22%	12/2/24	Daily	(30,253)	—
Citibank NA	iShares MSCI Emerging Markets ex China ETF	1 day FEDF plus 0.75%	12/2/24	Daily	16,248	—
Citibank NA	iShares MSCI India ETF	1 day FEDF plus 0.40%	12/2/24	Daily	9,298	—

Swap Counterparty	Reference Obligation	Floating Rate[2]	Termination Date(s)	Payment Frequency Paid/ Received	Notional Amount Long/ (Short) (000)[3]	Unrealized Appreciation/ (Depreciation)[4]
JPMorgan Chase Bank NA	iShares MSCI Japan ETF	1 day FEDF plus 0.55%	4/24/25	Daily	6,771	$ —
JPMorgan Chase Bank NA	J.P. Morgan IDEX Pure Size Short Index	1 day FEDF plus 0.20%	6/18/25	Daily	(3,835)	—
JPMorgan Chase Bank NA	Russell 2000 Total Return Index	1 day FEDF plus 0.10%	4/8/25 - 4/9/25	Daily	(20,927)	—
Citibank NA	S&P 500 Information Technology	1 day FEDF plus 0.79%	12/3/24	Daily	5,016	—
Citibank NA	S&P 500 Total Return Index	1 day FEDF	12/2/24	Daily	(16,343)	—
Citibank NA	S&P Midcap 400 Total Return Index	1 day FEDF plus 0.45%	12/2/24	Daily	17,662	—
Citibank NA	S&P Small Cap 600 Total Return Index	1 day FEDF plus 0.45%	12/2/24	Daily	32,400	—
						$ —
The following table represents the basket holdings underlying the total return swap with Citi Leveraged Loan Basket as of July 31, 2024.
Security Description	Shares	Notional Value	Unrealized Appreciation/ Depreciation	Percent of Basket Net Assets
AECOM	(554)	(79,264)	—	1.70
AerCap Holdings NV	(1,310)	(187,591)	—	4.02
Air Products and Chemicals Inc.	(1,689)	(241,826)	—	5.18
Alight Inc.	(299)	(42,783)	—	0.92
Altice USA Inc.	(44)	(6,317)	—	0.14
American Airlines Group Inc.	(1,140)	(163,246)	—	3.49
AppLovin Corp.	(1,458)	(208,816)	—	4.47
Aramark	(748)	(107,070)	—	2.29
Berry Global Group Inc.	(539)	(77,177)	—	1.65
BrightSpring Health Services Inc.	(168)	(24,016)	—	0.51
Caesars Entertainment Inc.	(1,391)	(199,259)	—	4.27
Carnival Corp.	(1,832)	(262,367)	—	5.62
Charter Communications Inc.	(2,193)	(314,074)	—	6.72
Coherent Corp.	(1,182)	(169,301)	—	3.62
CommScope Holding Co Inc.	(65)	(9,273)	—	0.20
DaVita Inc.	(857)	(122,710)	—	2.63
Dun & Bradstreet Holdings Inc.	(355)	(50,789)	—	1.09
Elanco Animal Health Inc.	(371)	(53,174)	—	1.14
Flutter Entertainment plc	(533)	(76,392)	—	1.64
Gen Digital Inc.	(681)	(97,582)	—	2.09
Gray Television Inc.	(63)	(9,020)	—	0.19
Hilton Worldwide Holdings Inc.	(1,670)	(239,185)	—	5.12
Jazz Pharmaceuticals plc	(620)	(88,788)	—	1.90
JetBlue Airways Corp.	(752)	(107,622)	—	2.30
MKS Instruments Inc.	(714)	(102,299)	—	2.19
Open Text Corp.	(220)	(31,500)	—	0.67
Organon & Co	(449)	(64,294)	—	1.38
Restaurant Brands International Inc.	(1,034)	(148,045)	—	3.17
RH	(1,542)	(220,809)	—	4.73
SS&C Technologies Holdings Inc.	(722)	(103,366)	—	2.21
TransDigm Group Inc.	(1,598)	(228,889)	—	4.90
TransUnion	(1,568)	(224,552)	—	4.81
United Airlines Holdings Inc.	(1,343)	(192,308)	—	4.12
Vistra Corp.	(1,364)	(195,321)	—	4.18
Westinghouse Air Brake Technologies Corp.	(1,551)	(222,162)	—	4.76
The following table represents the basket holdings underlying the total return swap with Citi Zombie Company Basket as of July 31, 2024.
Security Description	Shares	Notional Value	Unrealized Appreciation/ Depreciation	Percent of Basket Net Assets
Akero Therapeutics Inc.	(604)	(77,660)	—	0.81
AMC Entertainment Holdings Inc.	(2,151)	(276,745)	—	2.90
Arcutis Biotherapeutics Inc.	(1,240)	(159,531)	—	1.67
BioCryst Pharmaceuticals Inc.	(636)	(81,867)	—	0.86

Security Description	Shares	Notional Value	Unrealized Appreciation/ Depreciation	Percent of Basket Net Assets
Bloom Energy Corp.	(2,168)	(278,954)	—	2.93
Bridgebio Pharma Inc.	(1,201)	(154,495)	—	1.62
Cardlytics Inc.	(347)	(44,622)	—	0.47
Carvana Co	(4,097)	(527,220)	—	5.53
Chegg Inc.	(486)	(62,541)	—	0.66
Chemours Co/The	(776)	(99,889)	—	1.05
Coeur Mining Inc.	(1,915)	(246,405)	—	2.59
Compass Inc.	(380)	(48,906)	—	0.51
Cytokinetics Inc.	(2,452)	(315,494)	—	3.31
EchoStar Corp.	(769)	(98,959)	—	1.04
FuelCell Energy Inc.	(563)	(72,458)	—	0.76
Global Net Lease Inc.	(414)	(53,298)	—	0.56
Goodyear Tire & Rubber Co/The	(881)	(113,313)	—	1.19
Guardant Health Inc.	(1,526)	(196,377)	—	2.06
Hudson Pacific Properties Inc.	(430)	(55,371)	—	0.58
Infinera Corp.	(574)	(73,851)	—	0.78
Ironwood Pharmaceuticals Inc.	(670)	(86,268)	—	0.91
JBG SMITH Properties	(439)	(56,472)	—	0.59
JetBlue Airways Corp.	(3,060)	(393,814)	—	4.13
Lumen Technologies Inc.	(1,000)	(128,733)	—	1.35
Lumentum Holdings Inc.	(1,416)	(182,180)	—	1.91
NeoGenomics Inc.	(436)	(56,059)	—	0.59
Newell Brands Inc.	(984)	(126,648)	—	1.33
Novocure Ltd.	(587)	(75,571)	—	0.79
Ocular Therapeutix Inc.	(799)	(102,836)	—	1.08
Opendoor Technologies Inc.	(908)	(116,843)	—	1.23
Pacific Biosciences of California Inc.	(824)	(106,060)	—	1.11
Paramount Global	(3,267)	(420,386)	—	4.41
Peloton Interactive Inc.	(1,069)	(137,559)	—	1.44
Penn Entertainment Inc.	(3,676)	(473,003)	—	4.96
Recursion Pharmaceuticals Inc.	(921)	(118,492)	—	1.24
Redfin Corp.	(827)	(106,412)	—	1.12
Rivian Automotive Inc.	(5,361)	(689,915)	—	7.24
Semtech Corp.	(2,798)	(360,005)	—	3.78
Spirit AeroSystems Holdings Inc.	(2,826)	(363,615)	—	3.82
Sunnova Energy International Inc.	(1,605)	(206,544)	—	2.17
Tandem Diabetes Care Inc.	(1,069)	(137,578)	—	1.44
Telephone and Data Systems Inc.	(376)	(48,334)	—	0.51
Terawulf Inc.	(1,885)	(242,540)	—	2.55
Upstart Holdings Inc.	(2,800)	(360,346)	—	3.78
Viasat Inc.	(645)	(82,937)	—	0.87
Virgin Galactic Holdings Inc.	(224)	(28,848)	—	0.30
Walgreens Boots Alliance Inc.	(2,267)	(291,683)	—	3.06
Warner Bros Discovery Inc.	(3,670)	(472,230)	—	4.96
Wolfspeed Inc.	(2,625)	(337,806)	—	3.55
Xerox Holdings Corp.	(1,106)	(142,339)	—	1.49
Xometry Inc.	(290)	(37,324)	—	0.39

1.	As of July 31, 2024, cash in the amount $2,700,000 was pledged to brokers for OTC swap contracts.
2.	Fund pays the floating rate and receives the total return of the reference entity.
3.	Notional amounts reflected as a positive value indicate a long position held by the Fund or Index and a negative value indicates a short position.
4.	Reflects the value at reset date as of July 31, 2024.

Abbreviation(s):
EAFE—Europe, Australasia and Far East
ETF—Exchange-Traded Fund

FEDF—Federal Funds Rate
FTSE—Financial Times Stock Exchange
MSCI—Morgan Stanley Capital International
The following is a summary of the fair valuations according to the inputs used as of July 31, 2024, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Affiliated Investment Companies
Equity Funds	$ 451,940,407	$ —	$ —	$ 451,940,407
Short-Term Investment
Affiliated Investment Company	13,542,265	—	—	13,542,265
Total Investments in Securities	$ 465,482,672	$ —	$ —	$ 465,482,672

(a)	For a complete listing of investments, see the Portfolio of Investments.

NYLI Fiera SMID Growth Fund
Portfolio of Investments July 31, 2024†^(Unaudited)
	Shares	Value
Common Stocks 94.8%
Aerospace & Defense 4.1%
BWX Technologies, Inc.	106,543	$ 10,599,963
Curtiss-Wright Corp.	19,312	5,691,246
		16,291,209
Banks 1.3%
Wintrust Financial Corp.	50,149	5,426,122
Biotechnology 16.4%
Amicus Therapeutics, Inc. (a)	582,162	6,002,090
Apellis Pharmaceuticals, Inc. (a)	154,930	6,135,228
Argenx SE, ADR (a)	19,068	9,836,609
Crinetics Pharmaceuticals, Inc. (a)	53,506	2,842,239
Ideaya Biosciences, Inc. (a)	148,124	6,376,738
Immunocore Holdings plc, ADR (a)(b)	98,148	3,896,476
Insmed, Inc. (a)	63,096	4,590,234
Madrigal Pharmaceuticals, Inc. (a)	12,676	3,608,350
Neurocrine Biosciences, Inc. (a)	59,420	8,412,089
Sarepta Therapeutics, Inc. (a)	42,161	5,996,981
SpringWorks Therapeutics, Inc. (a)	140,149	5,032,751
Xenon Pharmaceuticals, Inc. (a)	64,094	2,764,374
		65,494,159
Broadline Retail 1.3%
Etsy, Inc. (a)	80,837	5,265,722
Building Products 3.4%
A O Smith Corp.	87,901	7,475,101
Lennox International, Inc.	10,774	6,286,629
		13,761,730
Capital Markets 4.2%
Hamilton Lane, Inc., Class A	25,778	3,721,570
Raymond James Financial, Inc.	51,865	6,016,340
Stifel Financial Corp.	78,217	6,935,501
		16,673,411
Chemicals 0.8%
Avient Corp.	74,104	3,352,465
Commercial Services & Supplies 0.7%
RB Global, Inc.	34,191	2,722,629
Construction & Engineering 1.9%
EMCOR Group, Inc.	20,391	7,655,597
Electrical Equipment 3.0%
Hubbell, Inc.	16,425	6,498,551

	Shares	Value
Common Stocks
Electrical Equipment
nVent Electric plc	76,331	$ 5,543,921
		12,042,472
Energy Equipment & Services 1.3%
ChampionX Corp.	150,982	5,172,643
Financial Services 1.5%
Corebridge Financial, Inc.	199,577	5,897,500
Ground Transportation 0.7%
Knight-Swift Transportation Holdings, Inc.	50,511	2,749,314
Health Care Equipment & Supplies 1.6%
Inari Medical, Inc. (a)	64,361	2,996,648
iRhythm Technologies, Inc. (a)	41,942	3,617,498
		6,614,146
Health Care Providers & Services 0.6%
Option Care Health, Inc. (a)	77,485	2,300,530
Hotels, Restaurants & Leisure 10.0%
Expedia Group, Inc. (a)	60,284	7,696,458
Hyatt Hotels Corp., Class A	67,236	9,905,880
Royal Caribbean Cruises Ltd. (a)	38,117	5,973,696
Texas Roadhouse, Inc.	30,412	5,310,240
Wingstop, Inc.	29,426	11,001,793
		39,888,067
Household Durables 1.9%
TopBuild Corp. (a)	15,698	7,512,121
Insurance 1.3%
RenaissanceRe Holdings Ltd.	22,250	5,159,998
IT Services 5.3%
GoDaddy, Inc., Class A (a)	98,385	14,310,099
MongoDB, Inc. (a)	27,634	6,973,716
		21,283,815
Machinery 3.9%
Graco, Inc.	55,367	4,708,964
Lincoln Electric Holdings, Inc.	22,766	4,676,364
Nordson Corp.	25,470	6,375,905
		15,761,233
Media 2.0%
New York Times Co. (The), Class A	148,038	7,933,356

	Shares	Value
Common Stocks
Oil, Gas & Consumable Fuels 0.8%
EQT Corp.	91,493	$ 3,157,423
Semiconductors & Semiconductor Equipment 5.3%
Entegris, Inc.	102,140	12,082,140
Lattice Semiconductor Corp. (a)	95,913	5,083,389
Power Integrations, Inc.	55,919	4,084,324
		21,249,853
Software 15.6%
ACI Worldwide, Inc. (a)	104,800	4,530,504
Braze, Inc., Class A (a)	88,542	3,901,161
Confluent, Inc., Class A (a)	121,705	3,045,059
Dolby Laboratories, Inc., Class A	65,067	5,124,677
Gitlab, Inc., Class A (a)	137,281	7,032,906
HubSpot, Inc. (a)	14,300	7,107,529
JFrog Ltd. (a)	177,067	6,827,703
Manhattan Associates, Inc. (a)	24,205	6,181,473
Procore Technologies, Inc. (a)	82,531	5,862,177
Tyler Technologies, Inc. (a)	22,855	12,984,154
		62,597,343
Specialty Retail 2.7%
Chewy, Inc., Class A (a)	190,394	4,603,727
Murphy USA, Inc.	12,668	6,396,326
		11,000,053
Textiles, Apparel & Luxury Goods 3.2%
Deckers Outdoor Corp. (a)	6,697	6,178,853
Tapestry, Inc.	161,722	6,483,435
		12,662,288
Total Common Stocks (Cost $331,905,055)		379,625,199
Short-Term Investments 5.8%
Affiliated Investment Company 5.8%
NYLI U.S. Government Liquidity Fund, 5.243% (c)	23,210,873	23,210,873
Unaffiliated Investment Company 0.0% ‡
Invesco Government & Agency Portfolio, 5.291% (c)(d)	656	656
Total Short-Term Investments (Cost $23,211,529)		23,211,529
Total Investments (Cost $355,116,584)	100.6%	402,836,728
Other Assets, Less Liabilities	(0.6)	(2,404,292)
Net Assets	100.0%	$ 400,432,436

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of July 31, 2024, the aggregate market value of securities on loan was $635. The Fund received cash collateral with a value of $656.
(c)	Current yield as of July 31, 2024.
(d)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 8,801	$ 183,128	$ (168,718)	$ —	$ —	$ 23,211	$ 494	$ —	23,211
Abbreviation(s):
ADR—American Depositary Receipt
The following is a summary of the fair valuations according to the inputs used as of July 31, 2024, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 379,625,199	$ —	$ —	$ 379,625,199
Short-Term Investments
Affiliated Investment Company	23,210,873	—	—	23,210,873
Unaffiliated Investment Company	656	—	—	656
Total Short-Term Investments	23,211,529	—	—	23,211,529
Total Investments in Securities	$ 402,836,728	$ —	$ —	$ 402,836,728

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

NYLI Floating Rate Fund
Portfolio of Investments July 31, 2024†^(Unaudited)
	Principal Amount	Value
Long-Term Bonds 97.3%
Asset-Backed Securities 4.9%
Other Asset-Backed Securities 4.9%
720 East CLO IV Ltd. (a)(b)
Series 2024-1A, Class B
7.295% (3 Month SOFR + 2.00%), due 4/15/37	$ 787,500	$ 788,489
Series 2024-1A, Class D
9.145% (3 Month SOFR + 3.85%), due 4/15/37	1,250,000	1,273,081
AGL CLO 20 Ltd. (a)(b)
Series 2022-20A, Class B
8.232% (3 Month SOFR + 2.95%), due 7/20/35	2,500,000	2,500,000
Series 2022-20A, Class E
13.642% (3 Month SOFR + 8.36%), due 7/20/35	2,500,000	2,500,000
AIMCO CLO 16 Ltd.
Series 2021-16A, Class D2R
9.521% (3 Month SOFR + 4.20%), due 7/17/37 (a)(b)	4,000,000	4,001,176
AIMCO CLO 20 Ltd. (a)(b)
Series 2023-20A, Class B1
7.486% (3 Month SOFR + 2.20%), due 10/16/36	1,500,000	1,514,711
Series 2023-20A, Class D
9.286% (3 Month SOFR + 4.00%), due 10/16/36	1,276,785	1,296,414
Ballyrock CLO 21 Ltd. (a)(b)
Series 2022-21A, Class A2A
8.082% (3 Month SOFR + 2.80%), due 10/20/35	2,700,000	2,708,556
Series 2022-21A, Class C
10.602% (3 Month SOFR + 5.32%), due 10/20/35	2,500,000	2,527,105
Carlyle U.S. CLO Ltd. (a)(b)
Series 2022-2A, Class A2
7.282% (3 Month SOFR + 2.00%), due 4/20/35	2,500,000	2,508,927
Series 2022-2A, Class D
12.682% (3 Month SOFR + 7.40%), due 4/20/35	2,500,000	2,503,485
Danby Park CLO Ltd. (a)(b)
Series 2022-1A, Class B
8.232% (3 Month SOFR + 2.95%), due 10/21/35	1,000,000	1,005,430
Series 2022-1A, Class D
10.612% (3 Month SOFR + 5.33%), due 10/21/35	1,000,000	1,014,214
Elmwood CLO XII Ltd. (a)(b)
Series 2021-5A, Class B
7.244% (3 Month SOFR + 1.962%), due 1/20/35	2,500,000	2,505,140
Series 2021-5A, Class E
11.894% (3 Month SOFR + 6.612%), due 1/20/35	2,500,000	2,531,687
Empower CLO Ltd. (a)(b)
Series 2023-2A, Class B
8.051% (3 Month SOFR + 2.75%), due 7/15/36	1,250,000	1,266,221
Series 2023-2A, Class D
10.701% (3 Month SOFR + 5.40%), due 7/15/36	1,250,000	1,295,240
Galaxy 30 CLO Ltd.
Series 2022-30A, Class C
7.501% (3 Month SOFR + 2.20%), due 4/15/35 (a)(b)	2,000,000	2,000,626

	Principal Amount	Value
Asset-Backed Securities
Other Asset-Backed Securities
Galaxy 32 CLO Ltd. (a)(b)
Series 2023-32A, Class B
7.582% (3 Month SOFR + 2.30%), due 10/20/36	$ 1,500,000	$ 1,505,033
Series 2023-32A, Class D
9.582% (3 Month SOFR + 4.30%), due 10/20/36	1,500,000	1,509,306
Magnetite XXXI Ltd. (a)(b)
Series 2021-31A, Class B
7.213% (3 Month SOFR + 1.912%), due 7/15/34	2,500,000	2,502,523
Series 2021-31A, Class E
11.563% (3 Month SOFR + 6.262%), due 7/15/34	2,500,000	2,524,972
Neuberger Berman Loan Advisers CLO 43 Ltd. (a)(b)
Series 2021-43A, Class C
7.497% (3 Month SOFR + 2.212%), due 7/17/35	2,500,000	2,506,178
Series 2021-43A, Class E
11.547% (3 Month SOFR + 6.262%), due 7/17/35	2,500,000	2,522,407
Octagon Investment Partners 51 Ltd. (a)(b)
Series 2021-1A, Class B
7.244% (3 Month SOFR + 1.962%), due 7/20/34	2,500,000	2,502,423
Series 2021-1A, Class E
12.294% (3 Month SOFR + 7.012%), due 7/20/34	2,500,000	2,498,753
OHA Credit Funding 16 Ltd. (a)(b)
Series 2023-16A, Class B
7.532% (3 Month SOFR + 2.25%), due 10/20/36	1,500,000	1,514,192
Series 2023-16A, Class D
9.282% (3 Month SOFR + 4.00%), due 10/20/36	1,500,000	1,535,412
Palmer Square CLO Ltd. (a)(b)
Series 2021-4A, Class B
7.213% (3 Month SOFR + 1.912%), due 10/15/34	2,500,000	2,502,408
Series 2024-1A, Class B
7.305% (3 Month SOFR + 2.00%), due 4/15/37	1,250,000	1,257,596
Series 2022-2A, Class D1R
8.282% (3 Month SOFR + 3.00%), due 7/20/37	1,875,000	1,875,315
Series 2021-4A, Class D
8.513% (3 Month SOFR + 3.212%), due 10/15/34	1,500,000	1,505,921
Series 2024-1A, Class D
8.705% (3 Month SOFR + 3.40%), due 4/15/37	1,250,000	1,254,501
Series 2022-2A, Class D2R
9.482% (3 Month SOFR + 4.20%), due 7/20/37	1,875,000	1,875,668
Series 2021-4A, Class E
11.613% (3 Month SOFR + 6.312%), due 10/15/34	2,500,000	2,524,622
Rockland Park CLO Ltd. (a)(b)
Series 2021-1A, Class B
7.194% (3 Month SOFR + 1.912%), due 4/20/34	2,500,000	2,500,893
Series 2021-1A, Class E
11.794% (3 Month SOFR + 6.512%), due 4/20/34	2,500,000	2,515,222
Sixth Street CLO XXI Ltd. (a)(b)
Series 2022-21A, Class B
8.301% (3 Month SOFR + 3.00%), due 10/15/35	2,500,000	2,513,415

	Principal Amount	Value
Asset-Backed Securities
Other Asset-Backed Securities
Sixth Street CLO XXI Ltd. (a)(b)
Series 2022-21A, Class D
10.401% (3 Month SOFR + 5.10%), due 10/15/35	$ 1,429,000	$ 1,442,958
Total Asset-Backed Securities (Cost $78,015,157)		78,630,220
Corporate Bonds 8.0%
Aerospace & Defense 0.1%
Spirit AeroSystems, Inc.
9.375%, due 11/30/29 (a)	250,000	270,576
TransDigm, Inc.
7.125%, due 12/1/31 (a)	1,000,000	1,037,887
		1,308,463
Airlines 0.0% ‡
United Airlines, Inc.
4.375%, due 4/15/26 (a)	800,000	779,990
Auto Manufacturers 0.3%
Ford Motor Co.
6.10%, due 8/19/32	1,900,000	1,922,812
Ford Motor Credit Co. LLC
7.35%, due 11/4/27	2,000,000	2,106,973
		4,029,785
Building Materials 0.6%
EMRLD Borrower LP
6.75%, due 7/15/31 (a)	1,490,000	1,519,463
JELD-WEN, Inc. (a)
4.625%, due 12/15/25	294,000	289,557
4.875%, due 12/15/27	780,000	742,659
Masterbrand, Inc.
7.00%, due 7/15/32 (a)	2,000,000	2,054,813
Miter Brands Acquisition Holdco, Inc.
6.75%, due 4/1/32 (a)	1,750,000	1,775,546
Wilsonart LLC
11.00%, due 8/15/32 (a)	3,000,000	2,940,000
		9,322,038
Chemicals 0.7%
ASP Unifrax Holdings, Inc.
5.25%, due 9/30/28 (a)	730,000	390,550
INEOS Finance plc
7.50%, due 4/15/29 (a)	1,250,000	1,272,411
INEOS Quattro Finance 2 plc
9.625%, due 3/15/29 (a)	2,330,000	2,497,501

	Principal Amount	Value
Corporate Bonds
Chemicals
Olympus Water US Holding Corp. (a)
7.25%, due 6/15/31	$ 1,640,000	$ 1,641,181
9.75%, due 11/15/28	3,500,000	3,719,342
SCIL IV LLC
5.375%, due 11/1/26 (a)	660,000	644,868
WR Grace Holdings LLC
5.625%, due 8/15/29 (a)	700,000	640,541
		10,806,394
Commercial Services 0.6%
Allied Universal Holdco LLC (a)
7.875%, due 2/15/31	1,190,000	1,210,715
9.75%, due 7/15/27	2,000,000	1,998,312
Avis Budget Car Rental LLC
8.00%, due 2/15/31 (a)	2,500,000	2,479,501
Champions Financing, Inc.
8.75%, due 2/15/29 (a)	3,150,000	3,212,833
Prime Security Services Borrower LLC
6.25%, due 1/15/28 (a)	1,000,000	996,713
Sotheby's
5.875%, due 6/1/29 (a)	700,000	508,802
		10,406,876
Computers 0.0% ‡
Amentum Escrow Corp.
7.25%, due 8/1/32 (a)(c)	510,000	520,867
Distribution & Wholesale 0.1%
OPENLANE, Inc.
5.125%, due 6/1/25 (a)	400,000	397,036
Velocity Vehicle Group LLC
8.00%, due 6/1/29 (a)	1,170,000	1,205,100
		1,602,136
Diversified Financial Services 0.7%
GGAM Finance Ltd. (a)
6.875%, due 4/15/29	840,000	858,845
7.75%, due 5/15/26	2,625,000	2,687,966
8.00%, due 2/15/27	1,250,000	1,292,406
Jane Street Group
7.125%, due 4/30/31 (a)	3,500,000	3,630,482
LD Holdings Group LLC
8.75%, due 11/1/27 (a)	2,495,000	2,269,446
		10,739,145
Electric 0.1%
Vistra Operations Co. LLC
5.00%, due 7/31/27 (a)	1,500,000	1,468,711

	Principal Amount	Value
Corporate Bonds
Engineering & Construction 0.1%
Brand Industrial Services, Inc.
10.375%, due 8/1/30 (a)	$ 1,500,000	$ 1,647,187
Entertainment 0.2%
Caesars Entertainment, Inc.
7.00%, due 2/15/30 (a)	1,420,000	1,464,836
Light & Wonder International, Inc.
7.00%, due 5/15/28 (a)	1,350,000	1,359,935
		2,824,771
Environmental Control 0.1%
GFL Environmental, Inc.
4.75%, due 6/15/29 (a)	2,000,000	1,905,796
Food 0.0% ‡
Post Holdings, Inc.
5.50%, due 12/15/29 (a)	240,000	232,846
US Foods, Inc.
7.25%, due 1/15/32 (a)	500,000	522,903
		755,749
Healthcare-Products 0.0% ‡
Medline Borrower LP
5.25%, due 10/1/29 (a)	470,000	454,300
Healthcare-Services 0.3%
Acadia Healthcare Co., Inc.
5.00%, due 4/15/29 (a)	240,000	229,799
Concentra Escrow Issuer Corp.
6.875%, due 7/15/32 (a)	1,500,000	1,545,473
Fortrea Holdings, Inc.
7.50%, due 7/1/30 (a)	840,000	852,039
LifePoint Health, Inc.
10.00%, due 6/1/32 (a)	2,000,000	2,122,563
		4,749,874
Insurance 0.5%
Acrisure LLC (a)
8.25%, due 2/1/29	1,110,000	1,128,901
8.50%, due 6/15/29	1,700,000	1,747,224
GTCR AP Finance, Inc.
8.00%, due 5/15/27 (a)	900,000	902,924
Panther Escrow Issuer LLC
7.125%, due 6/1/31 (a)	4,000,000	4,104,440
		7,883,489

	Principal Amount	Value
Corporate Bonds
Internet 0.1%
Gen Digital, Inc.
6.75%, due 9/30/27 (a)	$ 1,320,000	$ 1,342,604
Iron & Steel 0.0% ‡
Carpenter Technology Corp.
6.375%, due 7/15/28	630,000	633,638
Lodging 0.1%
Hilton Domestic Operating Co., Inc.
5.375%, due 5/1/25 (a)	1,000,000	997,096
Machinery-Diversified 0.1%
GrafTech Finance, Inc.
4.625%, due 12/15/28 (a)	430,000	298,794
GrafTech Global Enterprises, Inc.
9.875%, due 12/15/28 (a)	2,100,000	1,623,849
		1,922,643
Media 0.7%
Gray Television, Inc.
10.50%, due 7/15/29 (a)	1,940,000	2,024,403
Radiate Holdco LLC
4.50%, due 9/15/26 (a)	730,000	584,181
Univision Communications, Inc. (a)
6.625%, due 6/1/27	1,400,000	1,393,197
8.00%, due 8/15/28	4,456,000	4,478,057
8.50%, due 7/31/31	3,250,000	3,215,274
		11,695,112
Oil & Gas 0.3%
Civitas Resources, Inc.
8.625%, due 11/1/30 (a)	2,270,000	2,451,845
SM Energy Co. (a)
6.75%, due 8/1/29	1,350,000	1,358,949
7.00%, due 8/1/32	1,350,000	1,364,635
		5,175,429
Oil & Gas Services 0.2%
Star Holding LLC
8.75%, due 8/1/31 (a)	2,490,000	2,452,700
Packaging & Containers 0.4%
Ardagh Metal Packaging Finance USA LLC
4.00%, due 9/1/29 (a)	600,000	509,613
Clydesdale Acquisition Holdings, Inc. (a)
6.875%, due 1/15/30	1,436,000	1,430,593
8.75%, due 4/15/30	900,000	883,260

	Principal Amount	Value
Corporate Bonds
Packaging & Containers
Mauser Packaging Solutions Holding Co.
7.875%, due 4/15/27 (a)	$ 1,500,000	$ 1,548,049
Trident TPI Holdings, Inc.
12.75%, due 12/31/28 (a)	1,180,000	1,289,897
		5,661,412
Pharmaceuticals 0.2%
Bausch Health Cos., Inc.
5.50%, due 11/1/25 (a)	700,000	655,620
Endo Finance Holdings, Inc.
8.50%, due 4/15/31 (a)	1,737,000	1,830,661
Organon & Co.
5.125%, due 4/30/31 (a)	1,400,000	1,288,415
		3,774,696
Pipelines 0.1%
Global Partners LP
8.25%, due 1/15/32 (a)	1,000,000	1,027,254
NGL Energy Operating LLC
8.125%, due 2/15/29 (a)	1,000,000	1,013,455
		2,040,709
Real Estate 0.1%
Anywhere Real Estate Group LLC
5.75%, due 1/15/29 (a)	1,670,000	1,147,922
Real Estate Investment Trusts 0.2%
RHP Hotel Properties LP
4.75%, due 10/15/27	300,000	291,247
7.25%, due 7/15/28 (a)	2,100,000	2,168,294
		2,459,541
Retail 0.1%
IRB Holding Corp.
7.00%, due 6/15/25 (a)	580,000	580,022
LBM Acquisition LLC
6.25%, due 1/15/29 (a)	2,000,000	1,767,062
		2,347,084
Software 0.6%
Central Parent LLC
8.00%, due 6/15/29 (a)	1,500,000	1,538,683
Clarivate Science Holdings Corp. (a)
3.875%, due 7/1/28	700,000	656,587
4.875%, due 7/1/29	700,000	661,258
Cloud Software Group, Inc.
8.25%, due 6/30/32 (a)	2,670,000	2,770,133

	Principal Amount	Value
Corporate Bonds
Software
Rocket Software, Inc.
9.00%, due 11/28/28 (a)	$ 3,500,000	$ 3,602,388
		9,229,049
Telecommunications 0.3%
Level 3 Financing, Inc.
10.50%, due 5/15/30 (a)	731,000	747,082
Telesat Canada
4.875%, due 6/1/27 (a)	900,000	410,596
Zegona Finance plc
8.625%, due 7/15/29 (a)	3,000,000	3,060,375
		4,218,053
Trucking & Leasing 0.1%
Fortress Transportation and Infrastructure Investors LLC
7.00%, due 6/15/32 (a)	1,150,000	1,186,017
Total Corporate Bonds (Cost $128,092,071)		127,489,276
Loan Assignments 84.4%
Aerospace & Defense 2.6%
Amentum Government Services Holdings LLC (b)
First Lien Term Loan B3
9.35% (1 Month SOFR + 4.00%), due 2/15/29	4,001,667	4,011,671
First Lien Initial Term Loan
9.458% (1 Month SOFR + 4.00%), due 1/29/27	1,983,442	1,987,161
Arcline FM Holdings LLC
First Lien Initial Term Loan
10.346% (3 Month SOFR + 4.75%), due 6/23/28 (b)	4,761,106	4,765,868
Asplundh Tree Expert LLC
First Lien 2021 Refinancing Term Loan
7.194% (1 Month SOFR + 1.75%), due 9/6/27 (b)	3,700,069	3,706,344
Barnes Group, Inc.
First Lien 2024 Facility Term Loan B
7.844% (1 Month SOFR + 2.50%), due 8/30/30 (b)	717,332	721,218
Chromalloy Corp.
First Lien Term Loan
9.082% (3 Month SOFR + 3.75%), due 3/27/31 (b)	2,250,000	2,211,563
Cobham Ultra US Co-Borrower LLC
First Lien USD Facility Term Loan B
9.262% (6 Month SOFR + 3.75%), due 8/3/29 (b)	3,336,019	3,245,670
Delta Air Lines, Inc.
First Lien Initial Term Loan
9.032% (3 Month SOFR + 3.75%), due 10/20/27 (b)	2,118,343	2,164,561
Dynasty Acquisition Co., Inc. (b)
First Lien 2024 Specified Refinancing Term Loan B1
8.844% (1 Month SOFR + 3.50%), due 8/24/28	5,172,655	5,195,932

	Principal Amount	Value
Loan Assignments
Aerospace & Defense
Dynasty Acquisition Co., Inc. (b)
First Lien 2024 Specified Refinancing Term Loan B2
8.844% (1 Month SOFR + 3.50%), due 8/24/28	$ 1,994,442	$ 2,003,418
KBR, Inc.
First Lien Facility Term Loan B
7.594% (1 Month SOFR + 2.25%), due 1/17/31 (b)	1,296,750	1,299,019
TransDigm, Inc. (b)
First Lien Facility Tranche Term Loan I
8.085% (3 Month SOFR + 2.75%), due 8/24/28	4,978,532	4,990,978
First Lien Tranche Term Loan K
8.085% (3 Month SOFR + 2.75%), due 3/22/30	3,341,830	3,352,273
United Airlines, Inc.
First Lien Term Loan B
8.033% (3 Month SOFR + 2.75%), due 2/22/31 (b)	2,094,750	2,101,857
		41,757,533
Animal Food 0.2%
Alltech, Inc.
First Lien Term Loan B
9.458% (1 Month SOFR + 4.00%), due 10/13/28 (b)	3,042,658	3,025,543
Automobile 2.2%
American Auto Auction Group LLC
First Lien Tranche Term Loan B
10.485% (3 Month SOFR + 5.00%), due 12/30/27 (b)	5,850,000	5,854,873
Autokiniton U.S. Holdings, Inc.
First Lien Term Loan B
9.458% (1 Month SOFR + 4.00%), due 4/6/28 (b)	4,013,283	4,032,631
Belron Finance U.S. LLC (b)
First Lien 2023 Facility Term Loan B
7.629% (3 Month SOFR + 2.25%), due 4/18/29	495,000	496,083
First Lien Dollar Second Incremental Term Loan
7.767% (3 Month SOFR + 2.25%), due 10/30/26	4,124,696	4,126,417
Clarios Global LP
First Lien 2024 Dollar Term Loan
7.844% (1 Month SOFR + 2.50%), due 5/6/30 (b)	6,412,500	6,428,531
First Brands Group LLC (b)
First Lien 2021 Term Loan
10.514% (3 Month SOFR + 5.00%), due 3/30/27	1,323,077	1,313,360
First Lien 2022-II Incremental Term Loan
10.514% (3 Month SOFR + 5.00%), due 3/30/27	1,194,388	1,187,918
Gates Global LLC
First Lien Initial Dollar Term Loan B5
7.594% (1 Month SOFR + 2.25%), due 6/4/31 (b)	6,500,000	6,509,932
Mavis Tire Express Services Topco Corp.
First Lien 2024-2 Incremental Term Loan
8.847% (1 Month SOFR + 3.50%), due 5/4/28 (b)	597,000	597,829

	Principal Amount	Value
Loan Assignments
Automobile
Wand Newco 3, Inc.
First Lien 2024 Incremental Term Loan A
8.597% (1 Month SOFR + 3.25%), due 1/30/31 (b)	$ 4,333,333	$ 4,351,750
		34,899,324
Banking 0.8%
Edelman Financial Engines Center LLC (The)
First Lien 2024 Refinancing Term Loan
8.594% (1 Month SOFR + 3.25%), due 4/7/28 (b)	5,554,612	5,558,467
Jane Street Group LLC
First Lien 2021 Term Loan
7.958% (1 Month SOFR + 2.50%), due 1/26/28 (b)	6,632,606	6,644,451
		12,202,918
Beverage, Food & Tobacco 1.0%
8th Avenue Food & Provisions, Inc.
First Lien Term Loan
9.208% (1 Month SOFR + 3.75%), due 10/1/25 (b)	1,842,721	1,736,765
CHG PPC Parent LLC
First Lien 2021-1 U.S. Term Loan
8.458% (1 Month SOFR + 3.00%), due 12/8/28 (b)	4,218,136	4,220,773
Froneri International Ltd.
First Lien Facility Term Loan B2
7.694% (1 Month SOFR + 2.25%), due 1/29/27 (b)	2,894,400	2,897,601
Naked Juice LLC
First Lien Initial Term Loan 8.685% - 8.694%
(1 Month SOFR + 3.25%, 3 Month SOFR + 3.25%), due 1/24/29 (b)	880,462	782,235
Pegasus Bidco BV
First Lien Term Loan B
9.072% (3 Month SOFR + 3.75%), due 7/12/29 (b)	4,334,220	4,343,248
Sotheby's
First Lien 2021 Second Refinancing Term Loan
10.063% (3 Month SOFR + 4.50%), due 1/15/27 (b)	2,222,424	2,026,111
		16,006,733
Broadcasting & Entertainment 1.1%
Altice France SA
First Lien Term Loan B14
10.801% (3 Month SOFR + 5.50%), due 8/15/28 (b)	6,049,550	4,591,608
Gray Television, Inc.
First Lien Term Loan D
8.457% (1 Month SOFR + 3.00%), due 12/1/28 (b)	2,305,874	2,132,934
Nexstar Media, Inc.
First Lien Term Loan B4
7.958% (1 Month SOFR + 2.50%), due 9/18/26 (b)	2,916,698	2,921,803
Terrier Media Buyer, Inc.
First Lien Facility Term Loan
8.935% (3 Month SOFR + 3.50%), due 12/17/26 (b)	2,896,783	2,430,401

	Principal Amount	Value
Loan Assignments
Broadcasting & Entertainment
Univision Communications, Inc. (b)
First Lien Initial Term Loan
8.708% (1 Month SOFR + 3.25%), due 1/31/29	$ 4,403,527	$ 4,276,925
First Lien 2022 Incremental Term Loan
9.585% (3 Month SOFR + 4.25%), due 6/24/29	918,750	906,500
		17,260,171
Buildings & Real Estate 2.5%
AllSpring Buyer LLC
First Lien Initial Term Loan
8.887% (3 Month SOFR + 3.25%), due 11/1/28 (b)	3,637,076	3,615,861
Beacon Roofing Supply, Inc.
First Lien 2024 Refinancing Term Loan
7.344% (1 Month SOFR + 2.00%), due 5/19/28 (b)	3,395,438	3,406,754
Core & Main LP
First Lien Tranche Term Loan D
7.339% (3 Month SOFR + 2.00%), due 7/27/28 (b)	5,301,347	5,311,287
Cornerstone Building Brands, Inc.
First Lien New Term Loan B
8.679% (1 Month SOFR + 3.25%), due 4/12/28 (b)	6,376,623	6,031,221
Cushman & Wakefield U.S. Borrower LLC (b)
First Lien New Term Loan
8.208% (1 Month SOFR + 2.75%), due 8/21/25	16,497	16,490
First Lien 2023 Term Loan B
8.344% (1 Month SOFR + 3.00%), due 1/31/30	4,085,580	4,085,580
First Lien Term Loan
9.094% (1 Month SOFR + 3.75%), due 1/31/30	207,813	208,332
VC GB Holdings I Corp.
First Lien Initial Term Loan
8.596% (3 Month SOFR + 3.00%), due 7/21/28 (b)	3,156,408	3,141,065
WEC U.S. Holdings Ltd.
First Lien Initial Term Loan
8.094% (1 Month SOFR + 2.75%), due 1/27/31 (b)	3,963,823	3,971,208
Wilsonart LLC (b)
First Lien Tranche Term Loan E
8.685% (3 Month SOFR + 3.25%), due 12/31/26	5,643,829	5,643,045
First Lien Term Loan B
9.514% (1 Year SOFR + 4.25%), due 8/5/31	5,000,000	4,918,750
		40,349,593
Capital Equipment 0.6%
AZZ, Inc.
First Lien Initial Term Loan
8.594% (1 Month SOFR + 3.25%), due 5/14/29 (b)	2,739,231	2,755,666
CPM Holdings, Inc.
First Lien Initial Term Loan
9.842% (1 Month SOFR + 4.50%), due 9/28/28 (b)	1,985,000	1,950,882

	Principal Amount	Value
Loan Assignments
Capital Equipment
Crosby U.S. Acquisition Corp.
First Lien Amendment No.3 Replacement Term Loan
9.344% (1 Month SOFR + 4.00%), due 8/16/29 (b)	$ 895,500	$ 898,858
Discovery Energy Holding Corp.
First Lien Initial Dollar Term Loan
10.085% (3 Month SOFR + 4.75%), due 5/1/31 (b)	2,600,000	2,620,584
MITER Brands Acquisition Holdco, Inc.
First Lien 2024 Incremental Term Loan
8.844% (1 Month SOFR + 3.50%), due 3/28/31 (b)	1,636,363	1,640,114
		9,866,104
Chemicals 0.5%
ASP Unifrax Holdings, Inc.
First Lien Term Loan
9.235% (3 Month SOFR + 3.75%), due 12/12/25 (b)	2,922,680	2,835,000
LSF11 A5 Holdco LLC
First Lien 2024 Refinancing Term Loan
8.958% (1 Month SOFR + 3.50%), due 10/16/28 (b)	4,461,981	4,469,419
		7,304,419
Chemicals, Plastics & Rubber 5.2%
Aruba Investments Holdings LLC (b)
First Lien Initial Dollar Term Loan
9.444% (1 Month SOFR + 4.00%), due 11/24/27	1,275,260	1,274,463
First Lien 2022 Incremental Term Loan
10.094% (1 Month SOFR + 4.75%), due 11/24/27 (d)	1,477,500	1,475,653
Bakelite U.S. Holdco, Inc.
First Lien Term Loan
8.835% (3 Month SOFR + 3.50%), due 5/29/29 (b)	5,101,576	5,127,084
Clydesdale Acquisition Holdings, Inc.
First Lien Term Loan B
9.119% (1 Month SOFR + 3.675%), due 4/13/29 (b)	4,885,239	4,886,460
INEOS U.S. Finance LLC
First Lien 2030 Dollar Term Loan
8.597% (1 Month SOFR + 3.25%), due 2/18/30 (b)	3,332,033	3,314,333
INEOS U.S. Petrochem LLC
First Lien New Term Loan B1
9.694% (1 Month SOFR + 4.25%), due 4/2/29 (b)	3,471,200	3,462,522
Innophos Holdings, Inc.
First Lien Initial Term Loan
9.208% (1 Month SOFR + 3.75%), due 2/7/27 (b)	5,295,256	5,277,607
Jazz Financing Lux SARL
First Lien Dollar Tranche Term Loan B2
7.594% (1 Month SOFR + 2.25%), due 5/5/28 (b)	7,114,202	7,123,094
Koppers, Inc.
First Lien Incremental Tranche Term Loan B
8.33% (1 Month SOFR + 3.00%), due 4/10/30 (b)	4,455,140	4,482,985

	Principal Amount	Value
Loan Assignments
Chemicals, Plastics & Rubber
Lonza Group AG
First Lien USD Facility Term Loan B
9.36% (3 Month SOFR + 3.925%), due 7/3/28 (b)	$ 1,799,091	$ 1,739,777
Nouryon Finance BV (b)
First Lien 2024 Dollar Term Loan B2
8.821% (3 Month SOFR + 3.50%), due 4/3/28	1,240,625	1,246,828
First Lien Term Loan B
8.826% (3 Month SOFR + 3.50%), due 4/3/28	6,397,799	6,421,791
Olympus Water U.S. Holding Corp.
First Lien Dollar Term Loan B5
8.847% (3 Month SOFR + 3.50%), due 6/20/31 (b)	2,463,717	2,461,665
OQ Chemicals GmbH
First Lien Term Loan
TBD, due 6/23/25	772,714	757,259
OQ Chemicals International Holding GmbH
First Lien Tranche Term Loan B2
8.918% (3 Month SOFR + 3.50%), due 10/14/24 (b)(e)	3,380,611	2,974,938
PMHC II, Inc.
First Lien Initial Term Loan
9.704% (3 Month SOFR + 4.25%), due 4/23/29 (b)	5,895,000	5,761,749
PQ Performance Chemicals
First Lien Initial Term Loan
8.587% (1 Month SOFR + 3.25%), due 8/2/30 (b)	2,047,500	2,049,421
SCIH Salt Holdings, Inc.
First Lien Incremental Term Loan B1
8.755% (3 Month SOFR + 3.50%), due 3/16/27 (b)	6,189,149	6,206,943
TricorBraun Holdings, Inc.
First Lien Closing Date Initial Term Loan
8.708% (1 Month SOFR + 3.25%), due 3/3/28 (b)	5,776,456	5,753,593
Tronox Finance LLC
First Lien 2024 Term Loan
8.094% (1 Month SOFR + 2.75%), due 4/4/29 (b)	2,527,733	2,531,947
W.R. Grace Holdings LLC
First Lien Initial Term Loan
8.594% (1 Month SOFR + 3.25%), due 9/22/28 (b)	3,412,500	3,435,961
Windsor Holdings III LLC
First Lien 2024 Facility Term Loan
9.345% (1 Month SOFR + 4.00%), due 8/1/30 (b)	4,965,050	4,997,854
		82,763,927
Commercial Services 0.3%
Prime Security Services Borrower LLC
First Lien SOFR Term Loan C
7.582% (1 Month SOFR + 2.25%), due 10/11/30 (b)	4,987,500	4,998,413

	Principal Amount	Value
Loan Assignments
Construction & Buildings 0.1%
Star Holding LLC
First Lien Term Loan B
9.653% (1 Year SOFR + 4.50%), due 7/17/31 (b)	$ 1,400,000	$ 1,384,250
Consumer Durables 0.2%
SWF Holdings I Corp.
First Lien Initial Term Loan
9.458% (1 Month SOFR + 4.00%), due 10/6/28 (b)	4,774,977	3,617,045
Containers, Packaging & Glass 2.9%
Alliance Laundry Systems LLC
First Lien Initial Term Loan B 8.904% - 8.929%
(1 Month SOFR + 3.50%, 3 Month SOFR + 3.50%), due 10/8/27 (b)	4,399,690	4,421,689
Altium Packaging LLC
First Lien 2024 Refinancing Term Loan
7.844% (1 Month SOFR + 2.50%), due 6/11/31 (b)	2,992,553	2,981,331
Anchor Glass Container Corp.
First Lien August 2023 Extended Term Loan 10.585% - 10.596%
(3 Month SOFR + 5.00%), due 12/8/25 (b)	2,617,337	1,897,569
Berlin Packaging LLC
First Lien 2024 Replacement Term Loan 9.085% - 9.092%
(1 Month SOFR + 3.75%, 3 Month SOFR + 3.75%), due 5/9/31 (b)	6,127,901	6,150,881
Charter Next Generation, Inc.
First Lien Term Loan B
8.597% (1 Month SOFR + 3.25%), due 12/1/27 (b)	5,957,874	5,981,872
Flint Group Packaging Inks NA Holdings LLC
First Lien USD Facility Term Loan B
9.795% (0.75% PIK) (3 Month SOFR + 4.25%), due 12/31/26 (b)(f)	850,929	813,346
Flint Group Topco Ltd. (b)(f)
First Lien USD Facility Term Loan B
5.645% (6.90% PIK) (3 Month SOFR + 0.10%), due 12/31/27	453,120	397,990
Second Lien Facility Term Loan B
5.645% (6.90% PIK) (3 Month SOFR + 0.10%), due 12/31/27	604,259	117,830
Graham Packaging Co., Inc.
First Lien New Term Loan
7.844% (1 Month SOFR + 2.50%), due 8/4/27 (b)	4,298,966	4,297,814
Mauser Packaging Solutions Holding Co.
First Lien Initial Facility Term Loan
8.842% (1 Month SOFR + 3.50%), due 4/15/27 (b)	181,042	181,551
Pactiv Evergreen Group Holdings, Inc.
First Lien Term Loan B4
7.844% (1 Month SOFR + 2.50%), due 9/25/28 (b)	972,563	974,842
Pretium Packaging LLC
First Lien Initial Tranche Term Loan A1
9.927% (1.403% PIK) (3 Month SOFR + 4.60%), due 10/2/28 (b)(f)	3,412,233	2,802,296

	Principal Amount	Value
Loan Assignments
Containers, Packaging & Glass
Pretium PKG Holdings, Inc. (b)
First Lien Third Amendment Tranche Term Loan A
10.327% (2.50% PIK) (3 Month SOFR + 5.00%), due 10/2/28 (f)	$ 2,103,764	$ 2,152,414
Second Lien Initial Term Loan
12.333% (3 Month SOFR + 6.75%), due 10/1/29 (d)	1,750,000	966,875
ProAmpac PG Borrower LLC
First Lien 2024 Term Loan B 9.301% - 9.322%
(3 Month SOFR + 4.00%), due 9/15/28 (b)	3,150,853	3,152,822
Reynolds Consumer Products, Inc.
First Lien Initial Term Loan
7.194% (1 Month SOFR + 1.75%), due 2/4/27 (b)	114,198	114,507
RLG Holdings, Inc.
First Lien Closing Date Initial Term Loan
9.708% (1 Month SOFR + 4.25%), due 7/7/28 (b)	4,875,000	4,780,547
Trident TPI Holdings, Inc.
First Lien Initial Tranche Term Loan B6
9.332% (3 Month SOFR + 4.00%), due 9/15/28 (b)	5,040,419	5,065,047
		47,251,223
Diversified/Conglomerate Manufacturing 2.0%
Allied Universal Holdco LLC
First Lien Initial U.S. Dollar Term Loan
9.194% (1 Month SOFR + 3.75%), due 5/12/28 (b)	10,918,048	10,909,859
Filtration Group Corp.
First Lien 2021 Incremental Term Loan
8.958% (1 Month SOFR + 3.50%), due 10/23/28 (b)	5,668,232	5,697,990
GYP Holdings III Corp.
First Lien Term Loan B
7.594% (1 Month SOFR + 2.25%), due 5/13/30 (b)	566,514	567,576
Iron Mountain, Inc.
First Lien Term Loan
7.344% (1 Month SOFR + 2.00%), due 1/31/31 (b)	3,152,195	3,143,001
LTI Holdings, Inc.
First Lien 2024 Term Loan
10.097% (1 Month SOFR + 4.75%), due 7/30/29 (b)	3,600,000	3,566,250
Quikrete Holdings, Inc.
First Lien Tranche Term Loan B1
7.844% (1 Month SOFR + 2.50%), due 4/14/31 (b)	4,934,577	4,949,380
Red Ventures LLC
First Lien Term Loan B4
8.344% (1 Month SOFR + 3.00%), due 3/4/30 (b)	4,105,566	4,048,261
		32,882,317
Diversified/Conglomerate Service 2.0%
Applied Systems, Inc.
First Lien Term Loan B
8.835% (3 Month SOFR + 3.50%), due 2/24/31 (b)	5,437,819	5,462,230

	Principal Amount	Value
Loan Assignments
Diversified/Conglomerate Service
Blackhawk Network Holdings, Inc.
First Lien Term Loan
10.344% (1 Month SOFR + 5.00%), due 3/12/29 (b)	$ 5,000,000	$ 5,020,835
BrightView Landscapes LLC
First Lien Term Loan B
7.752% (3 Month SOFR + 2.50%), due 4/20/29 (b)	880,595	878,393
Element Materials Technology Group
First Lien Initial U.S. Dollar Term Loan B
9.685% (3 Month SOFR + 4.25%), due 7/6/29 (b)	2,758,000	2,768,342
Genesys Cloud Services Holdings II LLC (b)
First Lien Dollar Facility Term Loan B4
8.844% (1 Month SOFR + 3.50%), due 12/1/27	5,724,746	5,754,165
First Lien 2024 Incremental Dollar Term Loan
9.208% (1 Month SOFR + 3.75%), due 12/1/27	1,194,000	1,200,823
MKS Instruments, Inc.
First Lien 2024-1 Dollar Term Loan B
7.597% (1 Month SOFR + 2.25%), due 8/17/29 (b)	4,552,659	4,552,659
TruGreen LP
First Lien Term Loan B
9.444% (1 Month SOFR + 4.00%), due 11/2/27 (b)	6,268,965	5,961,786
		31,599,233
Ecological 0.2%
GFL Environmental, Inc.
First Lien 2024 Refinancing Term Loan
7.321% (3 Month SOFR + 2.00%), due 7/3/31 (b)	2,933,333	2,940,667
Electronics 5.6%
Camelot U.S. Acquisition LLC
First Lien Incremental Term Loan B
8.094% (1 Month SOFR + 2.75%), due 1/31/31 (b)	6,101,312	6,104,362
Castle U.S. Holding Corp. (b)
First Lien Initial Dollar Term Loan
9.359% (3 Month SOFR + 3.75%), due 1/29/27	167,744	85,864
First Lien Dollar Term Loan B2
9.609% (3 Month SOFR + 4.00%), due 1/29/27	2,617,254	1,338,616
CommScope, Inc.
First Lien Initial Term Loan
8.708% (1 Month SOFR + 3.25%), due 4/6/26 (b)	6,075,314	5,682,952
CoreLogic, Inc.
First Lien Initial Term Loan
8.958% (1 Month SOFR + 3.50%), due 6/2/28 (b)	6,365,435	6,255,033
DCert Buyer, Inc.
First Lien Initial Term Loan
9.344% (1 Month SOFR + 4.00%), due 10/16/26 (b)	1,811,474	1,683,642
Eagle Parent Corp.
First Lien Initial Term Loan
9.585% (3 Month SOFR + 4.25%), due 4/2/29 (b)	1,750,000	1,687,656

	Principal Amount	Value
Loan Assignments
Electronics
ECI Macola/Max Holding LLC
First Lien 2024 Extended Term Loan
9.085% (3 Month SOFR + 3.75%), due 5/9/30 (b)	$ 3,377,784	$ 3,398,895
Epicor Software Corp.
First Lien Term Loan E
8.594% (1 Month SOFR + 3.25%), due 5/30/31 (b)	6,500,000	6,540,001
Flexera Software LLC
First Lien Term Loan B2
8.826% (3 Month SOFR + 3.50%), due 3/3/28 (b)	4,672,375	4,695,737
Gainwell Acquisition Corp.
First Lien Term Loan B
9.435% (3 Month SOFR + 4.00%), due 10/1/27 (b)	5,490,123	4,893,072
ION Trading Finance Ltd.
First Lien Replacement 2024 Dollar Term Loan
9.346% (3 Month SOFR + 4.00%), due 4/3/28 (b)	2,895,268	2,889,237
MH Sub I LLC (Micro Holding Corp.)
First Lien Term Loan
9.594% (1 Month SOFR + 4.25%), due 5/3/28 (b)	6,700,589	6,684,535
Project Alpha Intermediate Holding, Inc.
First Lien 2024 Refinancing Term Loan
9.002% (3 Month SOFR + 3.75%), due 10/28/30 (b)	6,483,750	6,507,163
Proofpoint, Inc.
First Lien Term Loan
8.344% (1 Month SOFR + 3.00%), due 8/31/28 (b)	5,430,842	5,445,174
Rocket Software, Inc.
First Lien Term Loan
10.094% (1 Month SOFR + 4.75%), due 11/28/28 (b)	5,132,678	5,147,111
Sharp Services LLC
First Lien Tranche Term Loan C
9.085% (3 Month SOFR + 3.75%), due 12/29/28 (b)	5,083,462	5,108,879
SS&C Technologies, Inc.
First Lien Term Loan B8
7.344% (1 Month SOFR + 2.00%), due 5/9/31 (b)	4,138,682	4,152,609
Surf Holdings LLC
First Lien Dollar Tranche Term Loan
8.96% (1 Month SOFR + 3.50%), due 3/5/27 (b)	2,934,336	2,943,324
Vertiv Group Corp.
First Lien Term Loan B
7.337% (1 Month SOFR + 2.00%), due 3/2/27 (b)	5,749,696	5,765,864
VS Buyer LLC
First Lien 2024 Initial Term Loan
8.579% (1 Month SOFR + 3.25%), due 4/14/31 (b)	3,571,885	3,578,582
		90,588,308
Energy (Electricity) 0.3%
Covanta Holding Corp. (b)
First Lien Initial Term Loan B 7.588% - 7.844%
(1 Month SOFR + 2.50%, 6 Month SOFR + 2.50%), due 11/30/28	4,001,279	4,005,032

	Principal Amount	Value
Loan Assignments
Energy (Electricity)
Covanta Holding Corp. (b)
First Lien Initial Term Loan C
7.588% (6 Month SOFR + 2.50%), due 11/30/28	$ 306,620	$ 306,908
Vistra Zero Operating Co. LLC
First Lien Initial Term Loan
8.097% (1 Month SOFR + 2.75%), due 4/30/31 (b)	698,250	700,541
		5,012,481
Entertainment 1.1%
Alterra Mountain Co. (b)
First Lien Term Loan B
8.514% (1 Year SOFR + 3.75%), due 5/31/30	1,800,000	1,811,250
First Lien Term Loan B4
8.594% (1 Month SOFR + 3.25%), due 8/17/28	4,718,631	4,736,326
First Lien Term Loan
8.844% (1 Month SOFR + 3.50%), due 5/31/30	496,250	499,351
Delta 2 SARL
First Lien Term Loan B
7.585% (3 Month SOFR + 2.25%), due 1/15/30 (b)	984,615	987,780
Fertitta Entertainment LLC
First Lien Initial Term Loan B
9.079% (1 Month SOFR + 3.75%), due 1/29/29 (b)	4,913,482	4,921,157
J&J Ventures Gaming LLC
First Lien Initial Term Loan
9.458% (1 Month SOFR + 4.00%), due 4/26/28 (b)	5,329,103	5,327,995
		18,283,859
Finance 7.0%
AAdvantage Loyalty IP Ltd.
First Lien Initial Term Loan
10.294% (3 Month SOFR + 4.75%), due 4/20/28 (b)	4,650,000	4,803,390
Acuris Finance U.S., Inc.
First Lien Initial Dollar Term Loan
9.485% (3 Month SOFR + 4.00%), due 2/16/28 (b)	5,647,135	5,626,970
ADMI Corp. (b)
First Lien Amendment No.4 Refinancing Term Loan
8.833% (1 Month SOFR + 3.375%), due 12/23/27	2,418,750	2,351,025
First Lien Amendment No. 5 Term Loan
9.208% (1 Month SOFR + 3.75%), due 12/23/27	3,646,875	3,567,100
AlixPartners LLP
First Lien Initial Dollar Term Loan
7.961% (1 Month SOFR + 2.50%), due 2/4/28 (b)	3,332,133	3,344,628
Boost Newco Borrower LLC
First Lien Initial USD Term Loan
8.335% (3 Month SOFR + 3.00%), due 1/31/31 (b)	5,000,000	5,000,000
Boxer Parent Co., Inc.
First Lien Term Loan B
9.005% (3 Month SOFR + 3.75%), due 7/30/31 (b)	6,320,686	6,287,110

	Principal Amount	Value
Loan Assignments
Finance
Covia Holdings LLC
First Lien Initial Term Loan
9.58% (3 Month SOFR + 4.00%), due 7/31/26 (b)	$ 837,917	$ 831,633
CPC Acquisition Corp.
First Lien Initial Term Loan
9.346% (3 Month SOFR + 3.75%), due 12/29/27 (b)	3,770,462	3,091,779
Deerfield Dakota Holding LLC
First Lien Initial Dollar Term Loan
9.085% (3 Month SOFR + 3.75%), due 4/9/27 (b)	5,255,355	5,251,413
Endurance International Group, Inc.
First Lien Initial Term Loan
8.949% (1 Month SOFR + 3.50%), due 2/10/28 (b)	5,574,510	4,965,958
GTCR Everest Borrower LLC
First Lien Term Loan B
8.34% (1 Year SOFR + 3.25%), due 6/3/31 (b)	750,000	742,187
LBM Acquisition LLC
First Lien Amendment No. 3 Incremental Term Loan
9.182% (1 Month SOFR + 3.75%), due 6/6/31 (b)	5,624,349	5,413,436
Leia Finco U.S. LLC
First Lien Term Loan
8.571% (1 Year SOFR + 3.25%), due 7/2/31 (b)	1,800,000	1,777,500
LSF11 Trinity Bidco, Inc.
First Lien Initial Term Loan
8.845% (1 Month SOFR + 3.50%), due 6/14/30 (b)	3,659,401	3,668,549
Minimax Viking GmbH
First Lien Facility Term Loan B1D
8.208% (1 Month SOFR + 2.75%), due 7/31/28 (b)	4,002,574	4,007,578
Onex TSG Intermediate Corp.
First Lien Initial Term Loan
10.346% (3 Month SOFR + 4.75%), due 2/28/28 (b)	2,890,204	2,886,591
Park River Holdings, Inc.
First Lien Initial Term Loan
8.843% (3 Month SOFR + 3.25%), due 12/28/27 (b)	4,495,042	4,260,657
Peraton Corp.
First Lien Term Loan B
9.194% (1 Month SOFR + 3.75%), due 2/1/28 (b)	4,929,807	4,927,751
Pluto Acquisition I, Inc. (b)
First Lien Tranche Term Loan B
9.328% (3 Month SOFR + 4.00%), due 9/20/28	3,719,231	3,161,346
First Lien Term Loan A
10.947% (3 Month SOFR + 5.50%), due 6/20/28	1,860,294	1,860,294
Potters Borrower LP
First Lien 2024 Refinancing Term Loan
9.085% (3 Month SOFR + 3.75%), due 12/14/27 (b)	1,520,190	1,527,031
RealPage, Inc.
First Lien Initial Term Loan
8.458% (1 Month SOFR + 3.00%), due 4/24/28 (b)	3,452,770	3,360,563

	Principal Amount	Value
Loan Assignments
Finance
RealTruck Group, Inc.
First Lien Initial Term Loan
8.958% (1 Month SOFR + 3.50%), due 1/31/28 (b)	$ 5,838,972	$ 5,815,254
Russell Investments U.S. Institutional Holdco, Inc.
First Lien 2027 Commitment Term Loan
10.252% (1.50% PIK) (3 Month SOFR + 5.00%), due 5/28/27 (b)(f)	5,640,024	4,963,221
Spa Holdings 3 Oy
First Lien USD Facility Term Loan B
9.346% (3 Month SOFR + 3.75%), due 2/4/28 (b)	3,097,546	3,099,482
Triton Water Holdings, Inc.
First Lien Initial Term Loan
8.846% (3 Month SOFR + 3.25%), due 3/31/28 (b)	3,772,457	3,781,888
WCG Intermediate Corp.
First Lien 2024 Refinancing Term Loan
8.844% (1 Month SOFR + 3.50%), due 1/8/27 (b)	6,368,045	6,372,025
WIN Waste Innovations Holdings, Inc.
First Lien New Term Loan B
8.208% (1 Month SOFR + 2.75%), due 3/24/28 (b)	6,236,506	5,801,067
		112,547,426
Healthcare 2.2%
AHP Health Partners, Inc.
First Lien Initial Term Loan
8.708% (1 Month SOFR + 3.25%), due 8/24/28 (b)	1,727,778	1,732,961
Chariot Buyer LLC (b)
First Lien Initial Term Loan
8.694% (1 Month SOFR + 3.25%), due 11/3/28	5,030,730	5,018,938
First Lien Term Loan
8.844% (1 Month SOFR + 3.50%), due 11/3/28	2,992,500	2,983,149
CHG Healthcare Services, Inc.
First Lien Initial Term Loan
8.708% (1 Month SOFR + 3.25%), due 9/29/28 (b)	6,036,812	6,039,076
ICU Medical, Inc.
First Lien Tranche Term Loan B
7.985% (3 Month SOFR + 2.50%), due 1/8/29 (b)	4,271,379	4,269,854
LSCS Holdings, Inc.
First Lien Initial Term Loan
9.958% (1 Month SOFR + 4.50%), due 12/16/28 (b)	4,680,000	4,613,699
Medical Solutions Holdings, Inc.
First Lien Term Loan
8.602% (3 Month SOFR + 3.25%), due 11/1/28 (b)	2,012,553	1,589,078
Medline Borrower LP (b)
First Lien Dollar Incremental Term Loan
7.594% (1 Month SOFR + 2.25%), due 10/23/28	1,666,667	1,667,968
First Lien Initial Term Loan
7.844% (1 Month SOFR + 2.50%), due 10/23/28	4,776,907	4,789,661

	Principal Amount	Value
Loan Assignments
Healthcare
U.S. Anesthesia Partners, Inc.
First Lien Initial Term Loan
9.707% (1 Month SOFR + 4.25%), due 10/2/28 (b)	$ 1,885,760	$ 1,818,074
		34,522,458
Healthcare & Pharmaceuticals 1.4%
Bausch + Lomb Corp.
First Lien Initial Term Loan
8.695% (1 Month SOFR + 3.25%), due 5/10/27 (b)	4,882,683	4,790,522
Bausch Health Cos., Inc.
First Lien Second Amendment Term Loan
10.694% (1 Month SOFR + 5.25%), due 2/1/27 (b)	2,560,628	2,374,982
Concentra Health Services, Inc.
First Lien Initial Term Loan
7.599% (1 Month SOFR + 2.25%), due 7/26/31 (b)	937,500	938,672
Embecta Corp.
First Lien Initial Term Loan
8.344% (1 Month SOFR + 3.00%), due 3/30/29 (b)	6,279,375	5,990,700
Owens & Minor, Inc.
First Lien Initial Term Loan B1
9.194% (1 Month SOFR + 3.75%), due 3/29/29 (b)	3,426,667	3,419,169
Pediatric Associates Holding Co. LLC
First Lien Initial Term Loan
8.764% (3 Month SOFR + 3.25%), due 12/29/28 (b)	3,299,962	3,206,464
Physician Partners LLC
First Lien Initial Term Loan
9.564% (6 Month SOFR + 4.00%), due 12/22/28 (b)	2,551,201	1,790,094
Surgery Center Holdings, Inc.
First Lien 2024 Refinancing Term Loan
8.095% (1 Month SOFR + 2.75%), due 12/19/30 (b)	536,156	537,497
		23,048,100
Healthcare, Education & Childcare 4.0%
Agiliti Health, Inc.
First Lien Term Loan
8.332% (3 Month SOFR + 3.00%), due 5/1/30 (b)	7,820,185	7,722,433
Amneal Pharmaceuticals LLC
First Lien Term Loan
10.844% (1 Month SOFR + 5.50%), due 5/4/28 (b)	6,802,164	6,853,181
athenahealth Group, Inc.
First Lien Initial Term Loan
8.594% (1 Month SOFR + 3.25%), due 2/15/29 (b)	4,786,186	4,770,483
Carestream Dental Equipment, Inc. (b)
First Lien Initial Term Loan
8.708% (1 Month SOFR + 3.25%), due 9/2/24	1,382,762	1,244,485
First Lien Tranche Term Loan B
9.944% (1 Month SOFR + 4.50%), due 9/3/24	1,834,678	1,651,210

	Principal Amount	Value
Loan Assignments
Healthcare, Education & Childcare
Carestream Health, Inc.
First Lien Term Loan
12.935% (3 Month SOFR + 7.50%), due 9/30/27 (b)	$ 2,469,545	$ 2,186,318
Ecovyst Catalyst Technologies LLC
First Lien Second Amendment Term Loan
7.502% (3 Month SOFR + 2.25%), due 6/12/31 (b)	3,432,556	3,434,273
Elanco Animal Health, Inc.
First Lien Term Loan
7.192% (1 Month SOFR + 1.75%), due 8/2/27 (b)	1,967,474	1,963,960
FC Compassus LLC
First Lien Term Loan B1
9.708% (1 Month SOFR + 4.25%), due 12/31/26 (b)(d)	5,226,080	5,088,896
Insulet Corp. (b)
First Lien Initial Term Loan
7.843% (1 Month SOFR + 2.50%), due 8/4/31	3,333,333	3,325,000
First Lien 2024 Incremental Term Loan
8.344% (1 Month SOFR + 3.00%), due 5/4/28	4,424,790	4,419,258
Journey Personal Care Corp.
First Lien Initial Term Loan
9.712% (1 Month SOFR + 4.25%), due 3/1/28 (b)	3,860,204	3,846,693
Mallinckrodt plc
First Lien Second Out Term Loan
14.845% (1 Month SOFR + 9.50%), due 11/14/28 (b)	913,904	987,017
National Mentor Holdings, Inc. (b)
First Lien Initial Term Loan 9.185% - 9.194%
(1 Month SOFR + 3.75%, 3 Month SOFR + 3.75%), due 3/2/28	2,125,909	1,996,228
First Lien Initial Term Loan C
9.185% (3 Month SOFR + 3.75%), due 3/2/28	79,651	74,792
Organon & Co.
First Lien Dollar Term Loan
7.835% (1 Month SOFR + 2.50%), due 5/19/31 (b)	4,353,831	4,361,994
Petco Health & Wellness Co., Inc.
First Lien Initial Term Loan
8.846% (3 Month SOFR + 3.25%), due 3/3/28 (b)	4,034,215	3,720,555
Raptor Acquisition Corp.
First Lien Term Loan B
9.609% (3 Month SOFR + 4.00%), due 11/1/26 (b)	4,165,000	4,182,572
Select Medical Corp.
First Lien Tranche Term Loan B1
8.344% (1 Month SOFR + 3.00%), due 3/8/27 (b)	417,649	417,127
Sound Inpatient Physicians Holdings LLC (b)(f)
First Lien PIK Term Loan B
9.096% (1.50% PIK) (3 Month SOFR + 3.50%), due 6/28/28	1,641,863	1,247,816
First Lien Tranche Term Loan A
11.096% (1.00% PIK) (3 Month SOFR + 5.50%), due 6/28/28	334,657	338,003
		63,832,294

	Principal Amount	Value
Loan Assignments
High Tech Industries 2.5%
1000732905 Ontario, Inc.
First Lien Initial Term Loan
9.835% (3 Month SOFR + 4.50%), due 3/3/31 (b)	$ 3,900,000	$ 3,900,000
Altar Bidco, Inc.
First Lien Term Loan B
7.947% (1 Year SOFR + 3.10%), due 2/1/29 (b)	4,031,392	4,032,230
AP Gaming I LLC
First Lien Term Loan B
9.094% (1 Month SOFR + 3.75%), due 2/15/29 (b)	5,549,909	5,580,434
Central Parent LLC
First Lien Term Loan B
8.585% (3 Month SOFR + 3.25%), due 7/6/29 (b)	2,000,000	1,977,000
Hanesbrands, Inc.
First Lien Initial Tranche Term Loan B
9.094% (1 Month SOFR + 3.75%), due 3/8/30 (b)	3,456,250	3,462,011
Modena Buyer LLC
First Lien Initial Term Loan
9.832% (3 Month SOFR + 4.50%), due 7/1/31 (b)	3,500,000	3,364,375
NAB Holdings LLC
First Lien 2024 Refinancing Term Loan
8.097% (3 Month SOFR + 2.75%), due 11/24/28 (b)	1,415,894	1,416,560
Neon Maple U.S. Debt Mergersub, Inc.
First Lien Term Loan
8.153% (1 Year SOFR + 3.00%), due 7/18/31 (b)	3,600,000	3,595,500
Open Text Corp.
First Lien Term Loan B
7.594% (1 Month SOFR + 2.25%), due 1/31/30 (b)	2,832,405	2,846,570
Scientific Games Holdings LP
First Lien 2024 Refinancing Dollar Term Loan
8.318% (3 Month SOFR + 3.00%), due 4/4/29 (b)	4,280,962	4,271,595
Star Parent, Inc.
First Lien Term Loan
9.085% (3 Month SOFR + 3.75%), due 9/27/30 (b)	4,488,750	4,492,359
TransUnion LLC
First Lien 2024 Replacement Term Loan B7
7.347% (1 Month SOFR + 2.00%), due 12/1/28 (b)	1,687,125	1,687,969
		40,626,603
Hotel, Gaming & Leisure 0.5%
Flutter Entertainment plc
First Lien Term Loan B
7.585% (3 Month SOFR + 2.25%), due 11/25/30 (b)	2,985,000	2,985,746
Hilton Domestic Operating Co., Inc.
Term Loan B4
7.10% (3 Month SOFR + 1.75%), due 11/8/30	1,720,157	1,723,597
Ontario Gaming GTA LP
First Lien Term Loan B
9.585% (3 Month SOFR + 4.25%), due 8/1/30 (b)	2,321,666	2,328,439

	Principal Amount	Value
Loan Assignments
Hotel, Gaming & Leisure
Tacala Investment Corp.
First Lien Initial Term Loan
9.344% (1 Month SOFR + 4.00%), due 1/31/31 (b)	$ 598,500	$ 600,558
		7,638,340
Hotels, Motels, Inns & Gaming 3.6%
Aimbridge Acquisition Co., Inc.
First Lien Term Loan B
9.208% (1 Month SOFR + 3.75%), due 2/2/26 (b)	3,281,595	3,199,555
Caesars Entertainment, Inc. (b)
First Lien 2023 Incremental Term Loan B
8.097% (3 Month SOFR + 2.75%), due 2/6/30	1,989,750	1,993,481
First Lien Term Loan B1
8.097% (3 Month SOFR + 2.75%), due 2/6/31	2,094,750	2,096,246
Entain plc (b)
First Lien USD Facility Term Loan B
7.864% (6 Month SOFR + 2.50%), due 3/29/27	4,676,874	4,685,643
First Lien Facility Term Loan B3
8.014% (6 Month SOFR + 2.75%), due 10/31/29	1,580,013	1,581,593
Everi Holdings, Inc.
First Lien Term Loan B
7.958% (1 Month SOFR + 2.50%), due 8/3/28 (b)	3,997,413	4,002,965
Four Seasons Holdings, Inc.
First Lien Term Loan B
7.344% (1 Month SOFR + 2.00%), due 11/30/29 (b)	1,416,209	1,420,191
Golden Entertainment, Inc.
First Lien Facility Term Loan B1
7.597% (1 Month SOFR + 2.25%), due 5/27/30 (b)	1,856,250	1,859,730
Light & Wonder International, Inc.
First Lien Term Loan B2
7.585% (1 Month SOFR + 2.25%), due 4/16/29 (b)	5,887,838	5,891,517
Oceankey U.S. II Corp.
First Lien Initial Term Loan
8.944% (1 Month SOFR + 3.50%), due 12/15/28 (b)	3,524,399	3,514,489
Penn National Gaming, Inc.
First Lien Term Loan B
8.194% (1 Month SOFR + 2.75%), due 5/3/29 (b)	1,960,000	1,966,260
Station Casinos LLC
First Lien Facility Term Loan B
7.594% (1 Month SOFR + 2.25%), due 3/14/31 (b)	5,985,000	5,988,400
Travel + Leisure Co.
First Lien 2023 Incremental Term Loan
8.695% (1 Month SOFR + 3.25%), due 12/14/29 (b)	1,492,500	1,497,475
UFC Holdings LLC
First Lien Term Loan B3
8.291% (3 Month SOFR + 2.75%), due 4/29/26 (b)	7,350,799	7,364,163

	Principal Amount	Value
Loan Assignments
Hotels, Motels, Inns & Gaming
Whatabrands LLC
First Lien 2024 Facility Term Loan B
8.094% (1 Month SOFR + 2.75%), due 8/3/28 (b)	$ 6,487,284	$ 6,491,786
Wyndham Destinations, Inc.
First Lien New Term Loan B
7.708% (1 Month SOFR + 2.25%), due 5/30/25 (b)	3,770,000	3,766,860
		57,320,354
Insurance 3.6%
Acrisure LLC
First Lien Term Loan B6
8.594% (3 Month SOFR + 3.25%), due 11/6/30 (b)	3,300,000	3,295,050
Alliant Holdings Intermediate LLC
First Lien New Term Loan B6
8.845% (1 Month SOFR + 3.50%), due 11/6/30 (b)	3,196,076	3,208,726
AmWINS Group, Inc.
First Lien Term Loan
7.708% (1 Month SOFR + 2.25%), due 2/21/28 (b)	7,244,268	7,255,135
AssuredPartners, Inc.
First Lien 2024 Term Loan
8.844% (1 Month SOFR + 3.50%), due 2/14/31 (b)	6,982,500	7,002,868
Asurion LLC (b)
First Lien New Term Loan B8
8.708% (1 Month SOFR + 3.25%), due 12/23/26	2,976,864	2,964,304
First Lien New Term Loan B11
9.694% (1 Month SOFR + 4.25%), due 8/21/28	3,252,815	3,238,990
Second Lien New Term Loan B3
10.708% (1 Month SOFR + 5.25%), due 1/31/28	4,200,000	3,879,750
Second Lien New Term Loan B4
10.708% (1 Month SOFR + 5.25%), due 1/19/29	4,500,000	4,109,063
Broadstreet Partners, Inc.
First Lien 2024 Term Loan B
8.594% (1 Month SOFR + 3.25%), due 6/13/31 (b)	5,676,899	5,683,995
HUB International Ltd.
First Lien Term Loan B
8.255% (3 Month SOFR + 3.00%), due 6/20/30 (b)	3,582,022	3,584,902
Ryan Specialty Group LLC
First Lien Term Loan
8.094% (1 Month SOFR + 2.75%), due 9/1/27 (b)	3,886,550	3,896,267
Sedgwick Claims Management Services, Inc.
First Lien 2023 Term Loan
9.094% (1 Month SOFR + 3.75%), due 7/31/31 (b)	6,138,703	6,140,618
Truist Insurance Holdings LLC
First Lien Initial Term Loan
8.585% (3 Month SOFR + 3.25%), due 5/6/31 (b)	3,000,000	3,005,001
		57,264,669

	Principal Amount	Value
Loan Assignments
Leisure, Amusement, Motion Pictures & Entertainment 1.2%
Bombardier Recreational Products, Inc.
First Lien 2024 Extended Term Loan
8.094% (1 Month SOFR + 2.75%), due 1/22/31 (b)	$ 4,145,247	$ 4,145,246
Creative Artists Agency LLC
First Lien Incremental Term Loan B2
8.594% (1 Month SOFR + 3.25%), due 11/27/28 (b)	5,755,948	5,788,326
Lions Gate Capital Holdings LLC
First Lien Term Loan B
7.694% (1 Month SOFR + 2.25%), due 3/24/25 (b)	969,396	967,377
Marriott Ownership Resorts, Inc.
First Lien 2024 Incremental Term Loan
7.594% (1 Month SOFR + 2.25%), due 4/1/31 (b)	2,910,431	2,923,165
Tripadvisor, Inc.
First Lien Initial Term Loan B
8.094% (1 Month SOFR + 2.75%), due 7/8/31 (b)	1,166,667	1,164,722
William Morris Endeavor Entertainment LLC
First Lien Term Loan
8.208% (1 Month SOFR + 2.75%), due 5/19/25 (b)	3,607,498	3,609,752
		18,598,588
Machinery (Non-Agriculture, Non-Construct & Non-Electronic) 0.6%
Advanced Drainage Systems, Inc.
First Lien Initial Term Loan
7.692% (1 Month SOFR + 2.25%), due 7/31/26 (b)	446,518	447,169
Columbus McKinnon Corp.
First Lien Initial Term Loan
7.835% (3 Month SOFR + 2.50%), due 5/15/28 (b)	5,024,250	5,049,372
Husky Injection Molding Systems Ltd.
First Lien Amendment No. 5 Refinancing Term Loan
10.326% (6 Month SOFR + 5.00%), due 2/15/29 (b)	3,874,108	3,882,584
		9,379,125
Manufacturing 2.4%
ASP Blade Holdings, Inc.
First Lien Initial Term Loan
9.596% (3 Month SOFR + 4.00%), due 10/13/28 (b)	3,206,374	2,359,891
Chart Industries, Inc.
First Lien Amendment No. 7 Term Loan
7.825% (3 Month SOFR + 2.50%), due 3/15/30 (b)	2,866,054	2,871,428
Coherent Corp.
First Lien Term Loan B1
7.844% (1 Month SOFR + 2.50%), due 7/2/29 (b)	5,394,131	5,402,223
CP Atlas Buyer, Inc.
First Lien Term Loan B
9.194% (1 Month SOFR + 3.75%), due 11/23/27 (b)	5,305,942	5,073,144
CPG International LLC
First Lien Closing Date Term Loan
7.944% (1 Month SOFR + 2.50%), due 4/30/29 (b)	3,684,375	3,698,192

	Principal Amount	Value
Loan Assignments
Manufacturing
FCG Acquisitions, Inc.
First Lien Initial Term Loan
9.346% (3 Month SOFR + 3.75%), due 3/31/28 (b)	$ 4,106,647	$ 4,115,887
LSF12 Badger Bidco LLC
First Lien Initial Term Loan
11.344% (1 Month SOFR + 6.00%), due 8/30/30 (b)	1,243,750	1,228,203
Madison IAQ LLC
First Lien Initial Term Loan
7.889% (6 Month SOFR + 2.75%), due 6/21/28 (b)	2,728,488	2,730,534
Pro Mach Group, Inc.
First Lien Initial Term Loan
8.844% (1 Month SOFR + 3.50%), due 8/31/28 (b)	6,264,215	6,275,960
Rexnord LLC
First Lien Term Loan B
7.458% (1 Month SOFR + 2.00%), due 10/4/28 (b)	1,877,829	1,886,749
Standard Building Solutions, Inc.
First Lien Initial Term Loan
7.345% (1 Month SOFR + 2.00%), due 9/22/28 (b)	2,399,475	2,405,807
		38,048,018
Media 1.2%
Cogeco Financing 2 LP
First Lien Term Loan B
7.958% (1 Month SOFR + 2.50%), due 9/1/28 (b)	4,092,720	3,954,591
Diamond Sports Group LLC
Second Lien Term Loan
10.694% (1 Month SOFR + 5.25%), due 8/24/26 (b)(e)(g)	2,898,312	55,068
KKR Apple Bidco LLC (b)
First Lien Initial Term Loan
8.208% (1 Month SOFR + 2.75%), due 9/22/28	5,367,067	5,370,898
First Lien Amendment No. 1 Term Loan
8.844% (1 Month SOFR + 3.50%), due 9/22/28	1,723,848	1,728,696
Mission Broadcasting, Inc.
First Lien Term Loan B4
7.957% (1 Month SOFR + 2.50%), due 6/2/28 (b)	1,358,000	1,361,516
Radiate Holdco LLC
First Lien Amendment No. 6 Term Loan
8.708% (1 Month SOFR + 3.25%), due 9/25/26 (b)	2,521,663	2,096,132
Sinclair Television Group, Inc.
First Lien Term Loan B4
9.194% (1 Month SOFR + 3.75%), due 4/23/29 (b)	1,421,505	1,000,029
Virgin Media Bristol LLC
First Lien Facility Term Loan Y
8.656% (6 Month SOFR + 3.25%), due 3/31/31 (b)	3,666,667	3,492,500
		19,059,430

	Principal Amount	Value
Loan Assignments
Mining, Steel, Iron & Non-Precious Metals 0.6%
American Rock Salt Co. LLC
First Lien Initial Term Loan
9.609% (3 Month SOFR + 4.00%), due 6/9/28 (b)	$ 3,388,677	$ 2,791,422
Arsenal AIC Parent LLC
First Lien 2024 Term Loan B
9.094% (1 Month SOFR + 3.75%), due 8/19/30 (b)	2,552,175	2,557,759
Zekelman Industries, Inc.
First Lien 2024 Term Loan
7.60% (1 Month SOFR + 2.25%), due 1/24/31 (b)	3,976,511	3,983,967
		9,333,148
Oil & Gas 2.4%
Buckeye Partners LP
First Lien Tranche Term Loan B3
7.344% (1 Month SOFR + 2.00%), due 11/2/26 (b)	146,674	147,190
ChampionX Corp.
First Lien Term Loan B1
8.197% (1 Month SOFR + 2.75%), due 6/7/29 (b)	4,421,587	4,433,747
DT Midstream, Inc.
First Lien Initial Term Loan
7.458% (1 Month SOFR + 2.00%), due 6/26/28 (b)	1,277,850	1,284,239
Fleet Midco I Ltd.
First Lien Term Loan B
8.338% (6 Month SOFR + 3.25%), due 2/21/31 (b)	6,982,500	6,982,500
GIP III Stetson I LP
First Lien Initial Term Loan
8.844% (1 Month SOFR + 3.50%), due 10/31/28 (b)	1,602,004	1,610,347
GIP Pilot Acquisition Partners LP
First Lien 2024 Term Loan B
7.818% (3 Month SOFR + 2.50%), due 10/4/30 (b)	1,356,799	1,361,887
Medallion Midland Acquisition LP
First Lien 2023 Repricing Term Loan
8.844% (3 Month SOFR + 3.50%), due 10/18/28 (b)	3,732,481	3,745,313
Murphy USA, Inc.
First Lien Tranche Term Loan B
7.207% (1 Month SOFR + 1.75%), due 1/31/28 (b)	774,000	775,935
NGL Energy Operating LLC
First Lien Initial Term Loan
9.844% (1 Month SOFR + 4.50%), due 2/3/31 (b)	798,000	796,504
Oryx Midstream Services Permian Basin LLC
First Lien Initial Term Loan
8.441% (1 Month SOFR + 3.00%), due 10/5/28 (b)	3,862,349	3,874,902
Prairie Eci Acquiror LP
First Lien Initial Term Loan B2
10.094% (1 Month SOFR + 4.75%), due 8/1/29 (b)	3,233,829	3,231,808
TransMontaigne Operating Co. LP
First Lien Tranche Term Loan B
8.958% (1 Month SOFR + 3.50%), due 11/17/28 (b)	4,875,000	4,895,567

	Principal Amount	Value
Loan Assignments
Oil & Gas
Traverse Midstream Partners LLC
First Lien Advance Term Loan
8.752% (3 Month SOFR + 3.50%), due 2/16/28 (b)	$ 2,890,791	$ 2,896,813
Veritas U.S., Inc.
First Lien 2020 Dollar Term Loan B
10.458% (1 Month SOFR + 5.00%), due 9/1/25 (b)	2,715,578	2,376,978
		38,413,730
Packaging 0.3%
LABL, Inc.
First Lien Term Loan B
10.447% (1 Month SOFR + 5.00%), due 10/30/28 (b)	2,632,500	2,543,982
Plastipak Holdings, Inc.
First Lien New Tranche Term Loan B
7.944% (1 Month SOFR + 2.50%), due 12/1/28 (b)	1,795,294	1,800,063
		4,344,045
Personal & Nondurable Consumer Products 1.8%
ABG Intermediate Holdings 2 LLC
First Lien 2024 Refinancing Term Loan
8.094% (1 Month SOFR + 2.75%), due 12/21/28 (b)	6,962,838	6,986,777
Foundation Building Materials, Inc. (b)
First Lien Initial Term Loan 8.708% - 8.764%
(1 Month SOFR + 3.25%, 3 Month SOFR + 3.25%), due 1/31/28	5,084,971	5,015,053
First Lien 2024 Incremental Term Loan 9.252% - 9.458%
(1 Month SOFR + 4.00%, 3 Month SOFR + 4.00%), due 1/29/31	3,594,375	3,555,286
Hunter Douglas, Inc.
First Lien Tranche Term Loan B1
8.836% (3 Month SOFR + 3.50%), due 2/25/29 (b)	5,410,063	5,340,181
Leslie's Poolmart, Inc.
First Lien Term Loan B
8.208% (1 Month SOFR + 2.75%), due 3/9/28 (b)	4,299,490	4,013,036
Michaels Cos., Inc. (The)
First Lien Term Loan B
9.846% (3 Month SOFR + 4.25%), due 4/17/28 (b)	1,699,416	1,384,551
Perrigo Investments LLC
First Lien Initial Term Loan B
7.694% (1 Month SOFR + 2.25%), due 4/20/29 (b)	2,922,627	2,911,667
Prestige Brands, Inc.
First Lien Term Loan B5
7.458% (1 Month SOFR + 2.00%), due 7/3/28 (b)	280,000	280,900
		29,487,451
Personal & Nondurable Consumer Products (Manufacturing Only) 0.8%
American Builders & Contractors Supply Co., Inc.
First Lien Term Loan B
7.344% (1 Month SOFR + 2.00%), due 1/31/31 (b)	2,626,542	2,635,662

	Principal Amount	Value
Loan Assignments
Personal & Nondurable Consumer Products (Manufacturing Only)
Hercules Achievement, Inc.
First Lien Third Amendment Extended Term Loan
10.458% (1 Month SOFR + 5.00%), due 12/15/26 (b)	$ 4,211,072	$ 4,417,675
SRAM LLC
First Lien 2021 Refinancing Term Loan B
8.208% (1 Month SOFR + 2.75%), due 5/18/28 (b)	3,970,909	3,973,391
Varsity Brands LLC
First Lien Term Loan B
8.978% (1 Year SOFR + 3.75%), due 7/31/31 (b)	2,400,000	2,387,400
		13,414,128
Personal Transportation 0.1%
Uber Technologies, Inc.
First Lien 2023 Refinancing Term Loan
8.089% (3 Month SOFR + 2.75%), due 3/4/30 (b)	1,979,537	1,988,817
Personal, Food & Miscellaneous Services 0.7%
Aramark Services, Inc.
First Lien Term Loan B7
7.344% (1 Month SOFR + 2.00%), due 4/6/28 (b)	4,051,889	4,058,643
Hayward Industries, Inc.
First Lien Initial Term Loan
7.958% (1 Month SOFR + 2.50%), due 5/30/28 (b)	1,582,384	1,583,868
IRB Holding Corp.
First Lien Term Loan B
8.194% (1 Month SOFR + 2.75%), due 12/15/27 (b)	4,081,869	4,082,718
KFC Holding Co.
First Lien 2021 Term Loan B
7.198% (1 Month SOFR + 1.75%), due 3/15/28 (b)	2,145,030	2,143,018
		11,868,247
Pharmaceuticals 0.2%
Padagis LLC
First Lien Term Loan B
10.326% (3 Month SOFR + 4.75%), due 7/6/28 (b)	4,011,765	3,861,324
Printing & Publishing 0.4%
Getty Images, Inc.
First Lien Initial Dollar Term Loan
9.935% (3 Month SOFR + 4.50%), due 2/19/26 (b)	2,408,340	2,403,824
Severin Acquisition LLC
First Lien Term Loan
8.252% (3 Month SOFR + 3.00%), due 8/1/27 (b)	4,296,452	4,305,401
		6,709,225

	Principal Amount	Value
Loan Assignments
Retail 0.4%
Great Outdoors Group LLC
First Lien Term Loan B1
9.208% (1 Month SOFR + 3.75%), due 3/6/28 (b)	$ 6,000,768	$ 5,991,599
Retail Store 1.2%
EG America LLC
First Lien Becker Tranche Term Loan A
9.988% (1 Day SOFR + 4.512%), due 3/31/26 (b)	1,455,020	1,451,382
Harbor Freight Tools USA, Inc.
First Lien Initial Term Loan
7.844% (1 Month SOFR + 2.50%), due 6/11/31 (b)	4,444,445	4,388,889
PetSmart, Inc.
First Lien Initial Term Loan
9.194% (1 Month SOFR + 3.75%), due 2/11/28 (b)	4,874,074	4,826,552
White Cap Supply Holdings LLC
First Lien Facility Tranche Term Loan C
8.594% (1 Month SOFR + 3.25%), due 10/19/29 (b)	8,096,684	8,103,121
		18,769,944
Services: Business 6.4%
Amazon Holdco, Inc.
First Lien Term Loan B
7.305% (1 Year SOFR + 2.25%), due 7/30/31 (b)	5,250,000	5,263,125
Armor HoldCo, Inc.
First Lien Initial Dollar Term Loan
10.014% (6 Month SOFR + 4.50%), due 12/11/28 (b)	3,579,887	3,575,412
Avis Budget Car Rental LLC
First Lien New Tranche Term Loan C
8.444% (1 Month SOFR + 3.00%), due 3/16/29 (b)	3,573,708	3,575,199
Brown Group Holding LLC (b)
First Lien Incremental Term Loan B2 7.362% - 8.094%
(1 Month SOFR + 2.75%, 3 Month SOFR + 2.75%), due 7/1/31	1,194,577	1,193,332
First Lien Initial Term Loan
8.094% (1 Month SOFR + 2.75%), due 7/1/31	4,814,161	4,810,777
ConnectWise LLC
First Lien Initial Term Loan
9.096% (3 Month SOFR + 3.50%), due 9/29/28 (b)	3,510,000	3,495,960
Corporation Service Co.
First Lien USD Tranche Term Loan B
7.844% (1 Month SOFR + 2.50%), due 11/2/29 (b)	1,139,584	1,141,958
Dun & Bradstreet Corp. (The)
First Lien Term Loan B
8.097% (1 Month SOFR + 2.75%), due 1/18/29 (b)	5,520,924	5,528,813
Electron Bidco, Inc.
First Lien Term Loan
8.458% (1 Month SOFR + 3.00%), due 11/1/28 (b)	6,978,344	6,996,879

	Principal Amount	Value
Loan Assignments
Services: Business
Fortrea Holdings, Inc.
First Lien Initial Term Loan B
9.094% (1 Month SOFR + 3.75%), due 7/1/30 (b)	$ 383,298	$ 384,051
GIP II Blue Holding LP
First Lien Initial Term Loan
9.094% (1 Month SOFR + 3.75%), due 9/29/28 (b)	4,002,569	4,035,923
Grant Thornton LLP
First Lien Term Loan B
8.597% (3 Month SOFR + 3.25%), due 6/2/31 (b)	1,750,000	1,753,829
ICON Luxembourg SARL
First Lien Repriced Lux Term Loan
7.335% (3 Month SOFR + 2.00%), due 7/3/28 (b)	801,099	805,438
Indy U.S. Bidco LLC
First Lien Facility Tranche Term Loan B1
9.208% (1 Month SOFR + 3.75%), due 3/6/28 (b)	4,315,174	4,261,235
Inizio Group Ltd.
First Lien Initial Dollar Term Loan
9.685% (3 Month SOFR + 4.25%), due 8/21/28 (b)	7,077,000	7,054,884
Mercury Borrower, Inc.
First Lien Initial Term Loan
8.958% (1 Month SOFR + 3.50%), due 8/2/28 (b)	6,858,100	6,858,100
Mitchell International, Inc.
First Lien Initial Term Loan
8.594% (1 Month SOFR + 3.25%), due 6/17/31 (b)	5,000,000	4,960,415
MPH Acquisition Holdings LLC
First Lien Initial Term Loan
9.859% (3 Month SOFR + 4.25%), due 9/1/28 (b)	4,862,500	4,081,796
Nielsen Consumer LLC
First Lien Ninth Amendment Dollar Refinancing Term Loan
10.094% (1 Month SOFR + 4.75%), due 3/6/28 (b)	2,625,000	2,608,594
OVG Business Services LLC
First Lien Initial Term Loan
8.344% (1 Month SOFR + 3.00%), due 6/25/31 (b)	1,875,000	1,873,828
Parexel International, Inc.
First Lien Fifth Amendment Term Loan
8.344% (1 Month SOFR + 3.00%), due 11/15/28 (b)	5,845,290	5,856,980
PECF USS Intermediate Holding III Corp.
First Lien Initial Term Loan 9.708% - 9.764%
(1 Month SOFR + 4.25%, 3 Month SOFR + 4.25%), due 12/15/28 (b)	2,883,126	1,783,934
Polaris Newco LLC
First Lien Dollar Term Loan
9.514% (3 Month SOFR + 4.00%), due 6/2/28 (b)	4,373,701	4,376,185
Pra Health Sciences, Inc.
First Lien Term Loan B
7.335% (3 Month SOFR + 2.00%), due 7/3/28 (b)	199,594	200,675
Project Boost Purchaser LLC (b)
First Lien Initial Term Loan
8.786% (3 Month SOFR + 3.50%), due 7/16/31	4,228,538	4,231,709

	Principal Amount	Value
Loan Assignments
Services: Business
Project Boost Purchaser LLC (b)
Second Lien Initial Term Loan
10.536% (3 Month SOFR + 5.25%), due 7/2/32	$ 1,500,000	$ 1,526,250
Prometric Holdings, Inc.
First Lien Term Loan C
10.208% (1 Month SOFR + 4.75%), due 1/31/28 (b)	1,609,569	1,617,952
Ryan LLC
First Lien Term Loan
8.844% (1 Month SOFR + 3.50%), due 11/14/30 (b)	2,162,438	2,173,250
Soliant Lower Intermediate LLC
First Lien Initial Term Loan
9.094% (1 Month SOFR + 3.75%), due 7/18/31 (b)	1,000,000	1,000,625
Vestis Corp.
First Lien Term Loan B1
7.577% (3 Month SOFR + 2.25%), due 2/24/31 (b)	2,593,500	2,584,856
Vizient, Inc. (b)
First Lien Term Loan B
7.282% (1 Year SOFR + 2.00%), due 7/18/31	600,000	601,500
First Lien Term Loan B7
7.694% (1 Month SOFR + 2.25%), due 5/16/29	2,205,000	2,208,790
		102,422,254
Services: Consumer 0.1%
Planet U.S. Buyer LLC
First Lien Term Loan
8.823% (3 Month SOFR + 3.50%), due 2/7/31 (b)	1,500,000	1,506,093
West Technology Group LLC
First Lien Term Loan B3
9.502% (3 Month SOFR + 4.00%), due 4/12/27 (b)	912,176	881,200
		2,387,293
Software 3.7%
AppLovin Corp. (b)
First Lien Amendment No. 1 10-I Replacement Term Loan
7.844% (1 Month SOFR + 2.50%), due 10/25/28	4,709,122	4,722,859
First Lien Term Loan B
7.844% (1 Month SOFR + 2.50%), due 8/16/30	798,000	799,852
Cloud Software Group, Inc. (b)
First Lien Initial Dollar Facility Term Loan B
9.335% (3 Month SOFR + 4.00%), due 3/30/29	4,863,338	4,861,310
First Lien Third Amendment Term Loan
9.835% (3 Month SOFR + 4.50%), due 3/21/31	1,000,000	1,003,250
Cloudera, Inc.
First Lien Initial Term Loan
9.194% (1 Month SOFR + 3.75%), due 10/9/28 (b)	2,480,916	2,403,387
Cornerstone OnDemand, Inc.
First Lien Initial Term Loan
9.208% (1 Month SOFR + 3.75%), due 10/16/28 (b)	2,558,551	2,405,038

	Principal Amount	Value
Loan Assignments
Software
Cotiviti Corp.
First Lien Initial Floating Rate Term Loan
8.592% (1 Month SOFR + 3.25%), due 5/1/31 (b)	$ 3,291,750	$ 3,299,979
Delta Topco, Inc.
First Lien Second Amendment Term Loan
8.846% (3 Month SOFR + 3.50%), due 11/30/29 (b)	1,282,500	1,283,302
DS Admiral Bidco LLC
First Lien Initial Term Loan
9.591% (3 Month SOFR + 4.25%), due 6/26/31 (b)	3,000,000	2,925,000
Ellucian Holdings, Inc.
First Lien 2024 Incremental Term Loan B
8.944% (1 Month SOFR + 3.50%), due 10/7/29 (b)	2,814,857	2,837,728
Gen Digital, Inc.
First Lien Term Loan B
7.094% (1 Month SOFR + 1.75%), due 9/12/29 (b)	3,315,526	3,316,355
Informatica LLC
First Lien Term Loan B
7.594% (1 Month SOFR + 2.25%), due 10/27/28 (b)	3,699,443	3,711,774
Isolved, Inc.
First Lien Term Loan B1
8.844% (1 Month SOFR + 3.50%), due 10/15/30 (b)	645,106	647,256
Magenta Buyer LLC
First Lien Initial Term Loan
10.514% (3 Month SOFR + 5.00%), due 7/27/28 (b)	3,174,794	1,539,775
McAfee Corp.
First Lien Tranche Term Loan B1
8.592% (1 Month SOFR + 3.25%), due 3/1/29 (b)	2,915,390	2,908,830
Mitnick Corp. Purchaser, Inc.
First Lien Initial Term Loan
9.852% (3 Month SOFR + 4.50%), due 5/2/29 (b)	1,946,345	1,682,615
Quartz AcquireCo LLC
First Lien Term Loan B1
8.085% (3 Month SOFR + 2.75%), due 6/28/30 (b)	1,240,625	1,242,693
Quest Software U.S. Holdings, Inc.
First Lien Initial Term Loan
9.652% (3 Month SOFR + 4.25%), due 2/1/29 (b)	4,461,401	3,292,764
Sovos Compliance LLC
First Lien Initial Term Loan
9.958% (1 Month SOFR + 4.50%), due 8/11/28 (b)	2,909,786	2,903,173
UKG, Inc.
First Lien Initial Term Loan
8.555% (3 Month SOFR + 3.25%), due 2/10/31 (b)	8,840,078	8,864,308
Vision Solutions, Inc.
First Lien New Term Loan B
9.514% (3 Month SOFR + 4.00%), due 4/24/28 (b)	2,724,679	2,621,653
		59,272,901

	Principal Amount	Value
Loan Assignments
Telecommunications 2.3%
Avaya, Inc.
First Lien Exit Term Loan
12.844% (7.00% PIK) (1 Month SOFR + 7.50%), due 8/1/28 (b)(f)	$ 427,386	$ 384,113
Azalea Topco, Inc.
First Lien Initial Term Loan
8.844% (1 Month SOFR + 3.50%), due 4/30/31 (b)	3,571,429	3,564,732
Cablevision Lightpath LLC
First Lien Initial Term Loan
8.693% (1 Month SOFR + 3.25%), due 11/30/27 (b)	3,980,862	3,948,020
Ciena Corp.
First Lien Refinancing Term Loan
7.345% (1 Month SOFR + 2.00%), due 10/24/30 (b)	987,537	991,241
Colorado Buyer, Inc.
First Lien Initial Term Loan
TBD, due 5/1/24 (d)(e)(g)(h)	491,469	2,457
Connect Finco SARL
First Lien First Amendment Term Loan
8.844% (1 Month SOFR + 3.50%), due 12/11/26 (b)	2,210,226	2,200,556
CSC Holdings LLC
First Lien Term Loan B5
7.943% (1 Month SOFR + 2.50%), due 4/15/27 (b)	6,378,524	5,429,719
Frontier Communications Holdings LLC
First Lien 2024 Refinancing Term Loan
8.763% (6 Month SOFR + 3.50%), due 7/1/31 (b)	3,300,000	3,320,625
GoGo Intermediate Holdings LLC
First Lien Initial Term Loan
9.208% (1 Month SOFR + 3.75%), due 5/1/28 (b)	5,385,107	5,375,010
Lumen Technologies, Inc. (b)
First Lien Term Loan B1
7.814% (1 Month SOFR + 2.35%), due 4/16/29	1,460,689	1,090,300
First Lien Term Loan B2
7.814% (1 Month SOFR + 2.35%), due 4/15/30	1,460,689	1,060,216
Redstone Holdco 2 LP
First Lien Initial Term Loan
10.264% (3 Month SOFR + 4.75%), due 4/27/28 (b)	1,525,765	1,281,262
SBA Senior Finance II LLC
First Lien Term Loan B
7.35% (1 Month SOFR + 2.00%), due 1/22/31 (b)	3,160,549	3,163,422
Telesat Canada
First Lien Term Loan B5
8.359% (3 Month SOFR + 2.75%), due 12/7/26 (b)	2,034,078	966,187
Zayo Group Holdings, Inc.
First Lien Initial Dollar Term Loan
8.458% (1 Month SOFR + 3.00%), due 3/9/27 (b)	5,075,110	4,516,848
		37,294,708

	Principal Amount	Value
Loan Assignments
Utilities 1.1%
Astoria Energy LLC
First Lien Term Loan B
8.958% (1 Month SOFR + 3.50%), due 12/10/27 (b)	$ 840,095	$ 840,751
Compass Power Generation LLC
First Lien Tranche Term Loan B2
9.708% (1 Month SOFR + 4.25%), due 4/14/29 (b)	1,635,376	1,645,852
Edgewater Generation LLC
First Lien Term Loan
9.208% (1 Month SOFR + 3.75%), due 12/15/25 (b)	4,389,963	4,388,133
Exgen Renewables IV LLC
First Lien Term Loan
7.859% (3 Month SOFR + 2.25%), due 12/15/27 (b)	2,268,527	2,269,768
Granite Generation LLC
First Lien Initial Term Loan
9.208% (1 Month SOFR + 3.75%), due 11/9/26 (b)	5,898,555	5,894,868
Hamilton Projects Acquiror LLC
First Lien Term Loan
9.094% (1 Month SOFR + 3.75%), due 5/30/31 (b)	2,678,572	2,701,452
		17,740,824
Water 0.3%
AI Aqua Merger Sub, Inc.
First Lien Initial Term Loan B
8.843% (1 Month SOFR + 3.50%), due 7/31/28 (b)	5,222,426	5,235,482
Total Loan Assignments (Cost $1,380,273,347)		1,354,414,586
Total Long-Term Bonds (Cost $1,586,380,575)		1,560,534,082

	Shares

Affiliated Investment Company 0.4%
Fixed Income Fund 0.4%
NYLI MacKay High Yield Corporate Bond Fund Class I	1,299,065	6,757,867
Total Affiliated Investment Company (Cost $7,308,299)		6,757,867
Common Stocks 0.1%
Automobile Components 0.0% ‡
Millennium Corporate Trust (d)(h)(i)	4,973	—
Millennium Industries Corp. (d)(h)(i)	5,298	—
		—
Communications Equipment 0.0% ‡
Avaya, Inc. (d)(h)(i)	40,688	264,472

	Shares	Value
Common Stocks
Financial Services 0.0% ‡
New Topco Shares, Class A (d)(h)(i)	482,015	$ —
Health Care Equipment & Supplies 0.0% ‡
Carestream Equity (d)(h)(i)	5,387	54
Health Care Providers & Services 0.0% ‡
Mallinckrodt International Corp. (d)(h)(i)	11,784	654,012
Household Durables 0.0% ‡
SSB Equipment Co., Inc. (d)(h)(i)	1,277	—
Independent Power and Renewable Electricity Producers 0.0% ‡
Sempra Texas Holdings Corp. (d)(h)(i)	175,418	—
IT Services 0.1%
Envision Financial Technologies, Inc. (d)(h)(i)	62,402	655,221
Machinery 0.0% ‡
Ameriforge Group, Inc. (d)(h)(i)	60,753	15,796
Specialty Retail 0.0% ‡
Serta Simmons Bedding LLC (d)(h)(i)	1,277	7,023
Technology Hardware, Storage & Peripherals 0.0% ‡
Diebold Nixdorf, Inc. (i)	11,878	517,287
Total Common Stocks (Cost $4,061,050)		2,113,865

	Number of Warrants

Warrants 0.0% ‡
Capital Markets 0.0% ‡
THAIHOT Investment Co. Ltd.
Expires 10/13/27 (d)(h)(i)(j)	26	0
Total Warrants (Cost $0)		0

	Principal Amount

Short-Term Investments 3.4%
U.S. Treasury Debt 3.4%
U.S. Treasury Bills (k)
5.252%, due 8/6/24	$ 25,300,000	25,281,497

	Principal Amount	Value
Short-Term Investments
U.S. Treasury Debt
U.S. Treasury Bills (k)
5.29%, due 8/13/24	$ 3,200,000	$ 3,194,365
5.294%, due 8/20/24	13,500,000	13,462,361
10.615%, due 8/27/24	12,700,000	12,651,543
Total Short-Term Investments (Cost $54,589,956)		54,589,766
Total Investments (Cost $1,652,339,880)	101.2%	1,623,995,580
Other Assets, Less Liabilities	(1.2)	(19,533,855)
Net Assets	100.0%	$ 1,604,461,725

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Floating rate—Rate shown was the rate in effect as of July 31, 2024.
(c)	Delayed delivery security.
(d)	Illiquid security—As of July 31, 2024, the total market value deemed illiquid under procedures approved by the Board of Trustees was $9,130,459, which represented 0.6% of the Fund’s net assets.
(e)	Issue in default.
(f)	PIK ("Payment-in-Kind")—issuer may pay interest or dividends with additional securities and/or in cash.
(g)	Issue in non-accrual status.
(h)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(i)	Non-income producing security.
(j)	Less than $1.
(k)	Interest rate shown represents yield to maturity.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI MacKay High Yield Corporate Bond Fund Class I	$ 6,377	$ —	$ —	$ —	$ 381	$ 6,758	$ 320	$ —	1,299
Abbreviation(s):
CLO—Collateralized Loan Obligation
SOFR—Secured Overnight Financing Rate
TBD—To Be Determined

USD—United States Dollar
The following is a summary of the fair valuations according to the inputs used as of July 31, 2024, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$ —	$ 78,630,220	$ —	$ 78,630,220
Corporate Bonds	—	127,489,276	—	127,489,276
Loan Assignments	—	1,354,412,129	2,457	1,354,414,586
Total Long-Term Bonds	—	1,560,531,625	2,457	1,560,534,082
Affiliated Investment Company
Fixed Income Fund	6,757,867	—	—	6,757,867
Common Stocks	517,287	—	1,596,578	2,113,865
Warrants (b)	—	—	0	0
Short-Term Investments
U.S. Treasury Debt	—	54,589,766	—	54,589,766
Total Investments in Securities	$ 7,275,154	$ 1,615,121,391	$ 1,599,035	$ 1,623,995,580

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	Less than $1.

NYLI Growth Allocation Fund
Portfolio of Investments July 31, 2024†^(Unaudited)
	Shares	Value
Affiliated Investment Companies 90.1%
Equity Funds 78.7%
NYLI 500 International ETF (a)	708,218	$ 23,904,341
NYLI Candriam Emerging Markets Equity Fund Class R6 (a)	2,891,341	29,342,487
NYLI Candriam International Equity ETF (a)	811,169	24,598,700
NYLI Candriam U.S. Large Cap Equity ETF (a)	974,764	44,979,413
NYLI Candriam U.S. Mid Cap Equity ETF (a)	1,509,748	48,310,728
NYLI CBRE NextGen Real Estate ETF (a)	983,162	20,184,611
NYLI Epoch Capital Growth Fund Class I	192,334	2,944,712
NYLI Epoch International Choice Fund Class I (a)	585,955	24,387,783
NYLI Epoch U.S. Equity Yield Fund Class R6 (a)	2,053,673	46,401,306
NYLI Fiera SMID Growth Fund Class R6 (a)	2,738,219	47,020,688
NYLI FTSE International Equity Currency Neutral ETF	620,462	16,833,134
NYLI MacKay Convertible Fund Class I	899,231	16,985,303
NYLI PineStone International Equity Fund Class R6 (a)	1,403,309	24,069,842
NYLI PineStone U.S. Equity Fund Class R6 (a)	2,424,577	46,059,930
NYLI Winslow Large Cap Growth ETF (a)	309,162	13,430,585
NYLI Winslow Large Cap Growth Fund Class R6	2,335,357	30,056,275
NYLI WMC Enduring Capital Fund Class R6 (a)	1,192,885	46,455,228
NYLI WMC Growth Fund Class R6 (a)	890,301	43,736,556
NYLI WMC International Research Equity Fund Class I (a)	3,088,466	24,467,752
NYLI WMC Small Companies Fund Class I (a)	1,850,373	48,561,924
NYLI WMC Value Fund Class R6 (a)	1,401,923	46,474,727
Total Equity Funds (Cost $518,146,463)		669,206,025
Fixed Income Funds 11.4%
NYLI Floating Rate Fund Class R6 (a)	2,370,150	21,023,940
NYLI MacKay ESG Core Plus Bond ETF	339,415	7,202,386
NYLI MacKay ESG High Income ETF (a)	414,123	10,969,414
NYLI MacKay High Yield Corporate Bond Fund Class R6	2,124,642	11,015,206
NYLI MacKay Securitized Income ETF	215,386	5,621,704
NYLI MacKay Short Duration High Income Fund Class I	2,125,678	20,258,133
NYLI MacKay Total Return Bond Fund Class R6	788,319	7,245,995
NYLI MacKay U.S. Infrastructure Bond Fund Class R6	736,485	5,616,511
NYLI Short Term Bond Fund Class I (a)	926,032	8,443,837
Total Fixed Income Funds (Cost $94,405,513)		97,397,126
Total Affiliated Investment Companies (Cost $612,551,976)		766,603,151

	Shares	Value
Short-Term Investment 9.4%
Affiliated Investment Company 9.4%
NYLI U.S. Government Liquidity Fund, 5.243% (a)(b)	80,105,438	$ 80,105,438
Total Short-Term Investment (Cost $80,105,438)	9.4%	80,105,438
Total Investments (Cost $692,657,414)	99.5%	846,708,589
Other Assets, Less Liabilities	0.5	4,039,045
Net Assets	100.0%	$ 850,747,634

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	As of July 31, 2024, the Fund's ownership exceeds 5% of the outstanding shares of the Underlying Fund's share class.
(b)	Current yield as of July 31, 2024.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
IQ U.S. Large Cap ETF	$ 37,807	$ —	$ (40,215)	$ 12,295	$ (9,887)	$ —	$ 59	$ —	—
IQ U.S. Small Cap ETF	26,114	328	(31,614)	10,087	(4,915)	—	226	—	—
NYLI 500 International ETF	24,172	1,732	(5,308)	563	2,745	23,904	1,013	—	708
NYLI Candriam Emerging Markets Equity Fund Class R6	25,269	1,495	(2,749)	(118)	5,445	29,342	316	—	2,891
NYLI Candriam International Equity ETF	23,825	733	(4,870)	139	4,772	24,599	577	—	811
NYLI Candriam U.S. Large Cap Equity ETF	40,244	1,237	(6,803)	1,902	8,399	44,979	396	—	975
NYLI Candriam U.S. Mid Cap Equity ETF	28,690	13,252	(2,061)	115	8,315	48,311	336	—	1,510
NYLI CBRE NextGen Real Estate ETF	—	19,402	(540)	2	1,321	20,185	393	—	983
NYLI Epoch Capital Growth Fund Class I	2,556	34	(327)	23	659	2,945	16	1	192
NYLI Epoch International Choice Fund Class I	18,814	3,359	(1,369)	47	3,537	24,388	358	—	586
NYLI Epoch U.S. Equity Yield Fund Class R6	38,235	5,101	(5,417)	372	8,110	46,401	795	1,277	2,054
NYLI Fiera SMID Growth Fund Class R6	21,332	22,456	(2,613)	154	5,692	47,021	—	828	2,738
NYLI Floating Rate Fund Class R6	22,559	2,930	(4,771)	(122)	428	21,024	1,465	—	2,370
NYLI FTSE International Equity Currency Neutral ETF	14,704	283	(1,138)	279	2,705	16,833	352	—	620
NYLI MacKay Convertible Fund Class I	—	16,989	(618)	7	607	16,985	95	—	899
NYLI MacKay ESG Core Plus Bond ETF	11,197	393	(5,109)	(35)	756	7,202	318	—	339
NYLI MacKay ESG High Income ETF	9,763	836	(200)	(3)	573	10,969	592	8	414
NYLI MacKay High Yield Corporate Bond Fund Class R6	9,793	1,035	(405)	(1)	593	11,015	525	—	2,125
NYLI MacKay Securitized Income ETF	—	5,528	—	—	94	5,622	14	—	215
NYLI MacKay Short Duration High Income Fund Class I	18,093	2,056	(595)	(3)	707	20,258	939	—	2,126
NYLI MacKay Total Return Bond Fund Class R6	11,214	509	(5,350)	41	832	7,246	284	—	788
NYLI MacKay U.S. Infrastructure Bond Fund Class R6	—	11,173	(5,847)	74	217	5,617	300	—	736
NYLI PineStone International Equity Fund Class R6	18,957	3,158	(2,971)	153	4,773	24,070	101	—	1,403
NYLI PineStone U.S. Equity Fund Class R6	14,617	27,591	(2,590)	115	6,327	46,060	77	24	2,425
NYLI S&P 500 Index Fund Class I	11,602	530	(13,521)	5,506	(4,117)	—	165	365	—

Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI Short Term Bond Fund Class I	$ 15,030	$ 1,837	$ (8,659)	$ (63)	$ 299	$ 8,444	$ 497	$ —	926
NYLI U.S. Government Liquidity Fund	82,409	115,739	(118,043)	—	—	80,105	3,263	—	80,105
NYLI Winslow Large Cap Growth ETF	5,203	5,957	—	—	2,271	13,431	1	—	309
NYLI Winslow Large Cap Growth Fund Class R6	40,662	3,754	(25,302)	6,124	4,818	30,056	—	3,755	2,335
NYLI WMC Enduring Capital Fund Class R6	35,969	4,577	(4,429)	89	10,249	46,455	385	—	1,193
NYLI WMC Growth Fund Class R6	43,185	—	(14,188)	671	14,069	43,737	—	—	890
NYLI WMC International Research Equity Fund Class I	18,918	3,485	(2,100)	143	4,022	24,468	430	—	3,088
NYLI WMC Small Companies Fund Class I	26,347	15,625	(4,483)	528	10,545	48,562	108	—	1,850
NYLI WMC Value Fund Class R6	35,945	6,952	(3,297)	(106)	6,981	46,475	629	1,110	1,402
	$733,225	$300,066	$(327,502)	$38,978	$101,942	$846,709	$15,025	$7,368
Swap Contracts
Open OTC total return equity swap contracts as of July 31, 2024 were as follows1:
Swap Counterparty	Reference Obligation	Floating Rate[2]	Termination Date(s)	Payment Frequency Paid/ Received	Notional Amount Long/ (Short) (000)[3]	Unrealized Appreciation/ (Depreciation)[4]
Citibank NA	Citi Artificial Intelligence (AI) Basket	1 day FEDF plus 0.35%	12/2/24	Daily	8,287	$ —
Citibank NA	Citi Leveraged Loan Basket	1 day FEDF minus 0.20%	12/2/24	Daily	(8,564)	—
Citibank NA	Citi Zombie Company Basket	1 day FEDF minus 0.50%	12/2/24	Daily	(17,407)	—
JPMorgan Chase Bank NA	Global X Uranium ETF	1 day FEDF plus 0.50%	10/7/24 - 11/12/24	Daily	20,445	—
Citibank NA	iShares 20+ Year Treasury Bond ETF	1 day FEDF plus 0.59%	12/2/24	Daily	30,560	—
Citibank NA	iShares MSCI China ETF	1 day FEDF minus 0.55%	12/2/24	Daily	(7,733)	—
Citibank NA	iShares MSCI EAFE ETF	1 day FEDF minus 1.22%	12/2/24	Daily	(55,147)	—
Citibank NA	iShares MSCI Emerging Markets ex China ETF	1 day FEDF plus 0.75%	12/2/24	Daily	29,618	—
Citibank NA	iShares MSCI India ETF	1 day FEDF plus 0.40%	12/2/24	Daily	16,952	—
JPMorgan Chase Bank NA	iShares MSCI Japan ETF	1 day FEDF plus 0.55%	4/24/25	Daily	12,411	—
JPMorgan Chase Bank NA	J.P. Morgan IDEX Pure Size Short Index	1 day FEDF plus 0.20%	6/18/25	Daily	(4,509)	—
Citibank NA	Portfolio Swap S&P 500 Information Technology	1 day FEDF plus 0.79%	12/3/24	Daily	4,714	—
JPMorgan Chase Bank NA	Russell 2000 Total Return Index	1 day FEDF plus 0.10%	4/8/25 - 4/9/25	Daily	(39,563)	—
Citibank NA	S&P 500 Total Return Index	1 day FEDF	12/2/24	Daily	(2,495)	—
Citibank NA	S&P Midcap 400 Total Return Index	1 day FEDF plus 0.45%	12/2/24	Daily	33,981	—
Citibank NA	S&P Small Cap 600 Total Return Index	1 day FEDF plus 0.45%	12/2/24	Daily	59,058	—
						$ —
The following table represents the basket holdings underlying the total return swap with Citi Leveraged Loan Basket as of July 31, 2024.
Security Description	Shares	Notional Value	Unrealized Appreciation/ Depreciation	Percent of Basket Net Assets
AECOM	(1,015)	(145,327)	—	1.70
AerCap Holdings NV	(2,402)	(343,938)	—	4.02
Air Products and Chemicals Inc.	(3,096)	(443,374)	—	5.18
Alight Inc.	(548)	(78,440)	—	0.92
Altice USA Inc.	(81)	(11,581)	—	0.14
American Airlines Group Inc.	(2,090)	(299,302)	—	3.49
AppLovin Corp.	(2,674)	(382,852)	—	4.47
Aramark	(1,371)	(196,307)	—	2.29
Berry Global Group Inc.	(988)	(141,499)	—	1.65
BrightSpring Health Services Inc.	(307)	(44,032)	—	0.51

Security Description	Shares	Notional Value	Unrealized Appreciation/ Depreciation	Percent of Basket Net Assets
Caesars Entertainment Inc.	(2,551)	(365,331)	—	4.27
Carnival Corp.	(3,359)	(481,036)	—	5.62
Charter Communications Inc.	(4,021)	(575,837)	—	6.72
Coherent Corp.	(2,168)	(310,404)	—	3.62
CommScope Holding Co Inc.	(119)	(17,002)	—	0.20
DaVita Inc.	(1,571)	(224,981)	—	2.63
Dun & Bradstreet Holdings Inc.	(650)	(93,119)	—	1.09
Elanco Animal Health Inc.	(681)	(97,492)	—	1.14
Flutter Entertainment plc	(978)	(140,061)	—	1.64
Gen Digital Inc.	(1,249)	(178,912)	—	2.09
Gray Television Inc.	(115)	(16,537)	—	0.19
Hilton Worldwide Holdings Inc.	(3,062)	(438,533)	—	5.12
Jazz Pharmaceuticals plc	(1,137)	(162,788)	—	1.90
JetBlue Airways Corp.	(1,378)	(197,319)	—	2.30
MKS Instruments Inc.	(1,310)	(187,559)	—	2.19
Open Text Corp.	(403)	(57,754)	—	0.67
Organon & Co	(823)	(117,880)	—	1.38
Restaurant Brands International Inc.	(1,895)	(271,432)	—	3.17
RH	(2,827)	(404,841)	—	4.73
SS&C Technologies Holdings Inc.	(1,323)	(189,516)	—	2.21
TransDigm Group Inc.	(2,931)	(419,656)	—	4.90
TransUnion	(2,875)	(411,703)	—	4.81
United Airlines Holdings Inc.	(2,462)	(352,585)	—	4.12
Vistra Corp.	(2,501)	(358,110)	—	4.18
Westinghouse Air Brake Technologies Corp.	(2,844)	(407,322)	—	4.76
The following table represents the basket holdings underlying the total return swap with Citi Zombie Company Basket as of July 31, 2024.
Security Description	Shares	Notional Value	Unrealized Appreciation/ Depreciation	Percent of Basket Net Assets
Akero Therapeutics Inc.	(1,103)	(141,888)	—	0.81
AMC Entertainment Holdings Inc.	(3,929)	(505,623)	—	2.90
Arcutis Biotherapeutics Inc.	(2,265)	(291,468)	—	1.67
BioCryst Pharmaceuticals Inc.	(1,162)	(149,575)	—	0.86
Bloom Energy Corp.	(3,961)	(509,659)	—	2.93
Bridgebio Pharma Inc.	(2,194)	(282,267)	—	1.62
Cardlytics Inc.	(634)	(81,525)	—	0.47
Carvana Co	(7,486)	(963,250)	—	5.53
Chegg Inc.	(888)	(114,264)	—	0.66
Chemours Co/The	(1,418)	(182,502)	—	1.05
Coeur Mining Inc.	(3,499)	(450,192)	—	2.59
Compass Inc.	(694)	(89,353)	—	0.51
Cytokinetics Inc.	(4,479)	(576,420)	—	3.31
EchoStar Corp.	(1,405)	(180,803)	—	1.04
FuelCell Energy Inc.	(1,029)	(132,384)	—	0.76
Global Net Lease Inc.	(757)	(97,377)	—	0.56
Goodyear Tire & Rubber Co/The	(1,609)	(207,026)	—	1.19
Guardant Health Inc.	(2,788)	(358,787)	—	2.06
Hudson Pacific Properties Inc.	(786)	(101,166)	—	0.58
Infinera Corp.	(1,049)	(134,928)	—	0.78
Ironwood Pharmaceuticals Inc.	(1,225)	(157,615)	—	0.91
JBG SMITH Properties	(802)	(103,177)	—	0.59
JetBlue Airways Corp.	(5,591)	(719,513)	—	4.13
Lumen Technologies Inc.	(1,828)	(235,201)	—	1.35
Lumentum Holdings Inc.	(2,587)	(332,850)	—	1.91
NeoGenomics Inc.	(796)	(102,423)	—	0.59
Newell Brands Inc.	(1,798)	(231,390)	—	1.33
Novocure Ltd.	(1,073)	(138,071)	—	0.79
Ocular Therapeutix Inc.	(1,460)	(187,885)	—	1.08
Opendoor Technologies Inc.	(1,659)	(213,477)	—	1.23

Security Description	Shares	Notional Value	Unrealized Appreciation/ Depreciation	Percent of Basket Net Assets
Pacific Biosciences of California Inc.	(1,506)	(193,775)	—	1.11
Paramount Global	(5,969)	(768,061)	—	4.41
Peloton Interactive Inc.	(1,953)	(251,325)	—	1.44
Penn Entertainment Inc.	(6,716)	(864,195)	—	4.96
Recursion Pharmaceuticals Inc.	(1,682)	(216,490)	—	1.24
Redfin Corp.	(1,511)	(194,419)	—	1.12
Rivian Automotive Inc.	(9,796)	(1,260,500)	—	7.24
Semtech Corp.	(5,111)	(657,742)	—	3.78
Spirit AeroSystems Holdings Inc.	(5,163)	(664,338)	—	3.82
Sunnova Energy International Inc.	(2,933)	(377,364)	—	2.17
Tandem Diabetes Care Inc.	(1,953)	(251,360)	—	1.44
Telephone and Data Systems Inc.	(686)	(88,308)	—	0.51
Terawulf Inc.	(3,444)	(443,130)	—	2.55
Upstart Holdings Inc.	(5,116)	(658,366)	—	3.78
Viasat Inc.	(1,178)	(151,530)	—	0.87
Virgin Galactic Holdings Inc.	(410)	(52,706)	—	0.30
Walgreens Boots Alliance Inc.	(4,141)	(532,915)	—	3.06
Warner Bros Discovery Inc.	(6,705)	(862,781)	—	4.96
Wolfspeed Inc.	(4,796)	(617,185)	—	3.55
Xerox Holdings Corp.	(2,021)	(260,059)	—	1.49
Xometry Inc.	(530)	(68,193)	—	0.39

1.	As of July 31, 2024, cash in the amount $2,900,000 was pledged to brokers for OTC swap contracts.
2.	Fund pays the floating rate and receives the total return of the reference entity.
3.	Notional amounts reflected as a positive value indicate a long position held by the Fund or Index and a negative value indicates a short position.
4.	Reflects the value at reset date as of July 31, 2024.
Abbreviation(s):
EAFE—Europe, Australasia and Far East
ETF—Exchange-Traded Fund
FEDF—Federal Funds Rate
FTSE—Financial Times Stock Exchange
MSCI—Morgan Stanley Capital International

The following is a summary of the fair valuations according to the inputs used as of July 31, 2024, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Affiliated Investment Companies
Equity Funds	$ 669,206,025	$ —	$ —	$ 669,206,025
Fixed Income Funds	97,397,126	—	—	97,397,126
Total Affiliated Investment Companies	766,603,151	—	—	766,603,151
Short-Term Investment
Affiliated Investment Company	80,105,438	—	—	80,105,438
Total Investments in Securities	$ 846,708,589	$ —	$ —	$ 846,708,589

(a)	For a complete listing of investments, see the Portfolio of Investments.

NYLI MacKay Arizona Muni Fund
Portfolio of Investments July 31, 2024†^(Unaudited)
	Principal Amount	Value
Municipal Bonds 101.4%
Long-Term Municipal Bonds 98.2%
Certificate of Participation/Lease 1.8%
Northern Arizona University, Certificate of Participation
5.00%, due 9/1/27	$ 600,000	$ 600,961
State of Arizona, Certificate of Participation
Series A
5.00%, due 10/1/24	2,220,000	2,227,480
		2,828,441
Education 10.6%
Arizona Board of Regents, Arizona State University, Revenue Bonds
5.00%, due 8/1/49	3,025,000	3,327,251
Arizona Industrial Development Authority, Candeo Schools Obligated Group, Revenue Bonds
Series A, Insured: SD CRED PROG
3.375%, due 7/1/41	500,000	437,519
Arizona Industrial Development Authority, Equitable School Revolving Fund LLC Obligated Group, Revenue Bonds
Series A
5.00%, due 11/1/28	1,000,000	1,054,690
Arizona Industrial Development Authority, Odyssey Preparatory Academy, Inc. (The), Revenue Bonds
5.00%, due 7/1/49 (a)	175,000	166,348
Industrial Development Authority of the City of Phoenix Arizona (The), Great Hearts Arizona Obligated Group, Revenue Bonds
Series A
5.00%, due 7/1/44	3,240,000	3,239,806
Series A
5.00%, due 7/1/46	500,000	500,197
Maricopa County Industrial Development Authority, Creighton University Project, Revenue Bonds
5.00%, due 7/1/47	2,500,000	2,610,326
Student & Academic Services LLC, Northern Arizona Capital Facilities Finance Corp., Revenue Bonds
Insured: BAM
5.00%, due 6/1/43	1,025,000	1,122,269
Insured: BAM
5.00%, due 6/1/44	1,030,000	1,123,413
University of Arizona (The), Revenue Bonds
Series A, Insured: BAM
3.125%, due 8/1/39	1,000,000	888,888
Series A
5.00%, due 6/1/30	2,500,000	2,537,450
		17,008,157
General 1.2%
Buckeye Jackrabbit Trail Sanitary Sewer Improvement District, Special Assessment
6.25%, due 1/1/29	117,000	118,323
City of Goodyear, McDowell Road Commercial Corridor Improvement District, Special Assessment
Insured: BAM
3.25%, due 1/1/27	805,000	810,596
City of Tempe, Pier at Town Lake Improvement District, Special Assessment
5.00%, due 1/1/29	1,000,000	1,001,536
		1,930,455

	Principal Amount	Value
Long-Term Municipal Bonds
General Obligation 32.9%
City of Goodyear, Unlimited General Obligation
3.00%, due 7/1/40	$ 2,000,000	$ 1,739,864
City of Peoria, Unlimited General Obligation
2.00%, due 7/15/35	2,000,000	1,609,090
2.00%, due 7/15/36	3,235,000	2,527,046
2.00%, due 7/15/39	2,000,000	1,448,235
Series A
3.375%, due 7/15/32	1,875,000	1,873,470
City of Phoenix, Unlimited General Obligation
Series A
5.00%, due 7/1/42	2,500,000	2,836,517
Series A
5.00%, due 7/1/43	1,590,000	1,792,316
City of Scottsdale, Projects of 2019, Unlimited General Obligation
4.00%, due 7/1/40	1,500,000	1,542,719
City of Tempe, Unlimited General Obligation
Series A
3.75%, due 7/1/34	1,295,000	1,303,338
Series A
5.00%, due 7/1/41	2,770,000	3,112,334
Commonwealth of Puerto Rico, Unlimited General Obligation
Series A-1
4.00%, due 7/1/41	1,705,000	1,604,739
Estrella Mountain Ranch Community Facilities District, Unlimited General Obligation
Insured: AGM
5.00%, due 7/15/32	155,000	162,187
Goodyear Community Facilities Utilities District No. 1, Limited General Obligation
4.00%, due 7/15/28	500,000	500,189
Maricopa County Elementary School District No. 1, Phoenix Elementary, Unlimited General Obligation
Series A, Insured: AGM
5.00%, due 7/1/41	1,455,000	1,598,688
Maricopa County Elementary School District No. 59, Unlimited General Obligation
5.00%, due 7/1/26	1,120,000	1,161,706
Maricopa County Elementary School District No. 62, Union, Unlimited General Obligation
Series B, Insured: BAM
4.00%, due 7/1/32	580,000	590,108
Maricopa County Elementary School District No. 92, Pendergast Elementary, Unlimited General Obligation
5.00%, due 7/1/35	2,000,000	2,299,240
Maricopa County High School District No. 214, Tolleson Union High School, Unlimited General Obligation
Series A
4.00%, due 7/1/34	2,665,000	2,766,031
Maricopa County School District No. 66, Roosevelt Elementary, Unlimited General Obligation
Series B, Insured: BAM
5.00%, due 7/1/40	1,100,000	1,216,814
Maricopa County Special Health Care District, Maricopa Integrated Health System, Unlimited General Obligation
Series C
5.00%, due 7/1/27	1,500,000	1,581,747

	Principal Amount	Value
Long-Term Municipal Bonds
General Obligation
Maricopa County Special Health Care District, Maricopa Integrated Health System, Unlimited General Obligation
Series C
5.00%, due 7/1/32	$ 3,000,000	$ 3,199,773
Series C
5.00%, due 7/1/34	1,500,000	1,597,283
Maricopa County Unified School District No. 48, Unlimited General Obligation
Series C, Insured: BAM
3.00%, due 7/1/34	2,350,000	2,172,671
Maricopa County Unified School District No. 80, Unlimited General Obligation
Series C
5.00%, due 7/1/25	3,000,000	3,055,955
Maricopa County Union High School District No. 216, Unlimited General Obligation
Series A
5.00%, due 7/1/41	4,000,000	4,510,758
Mystic Lake Pleasant Heights Community Facilities District, Unlimited General Obligation
Insured: BAM
3.00%, due 7/15/28	390,000	384,035
Navajo County Unified School District No. 10, Unlimited General Obligation
Series A, Insured: AGM
4.00%, due 7/1/31	500,000	509,771
Pima County Unified School District No. 30, Unlimited General Obligation
Insured: BAM
5.00%, due 7/1/41	1,750,000	1,934,379
Pima County Unified School District No. 6, Unlimited General Obligation
Series D, Insured: AGM
4.00%, due 7/1/37	1,000,000	1,013,960
Yuma County Library District, Limited General Obligation
4.00%, due 7/1/29	1,000,000	1,008,264
		52,653,227
Hospital 1.8%
Arizona Industrial Development Authority, Phoenix Children's Hospital Obligated Group, Revenue Bonds
Series A
3.00%, due 2/1/45	1,000,000	822,301
Maricopa County Industrial Development Authority, Banner Health Obligated Group, Revenue Bonds
Series A-1
5.00%, due 1/1/53 (b)	2,000,000	2,056,693
		2,878,994
Housing 0.5%
Industrial Development Authority of the City of Phoenix Arizona (The), Downtown Phoenix Student Housing LLC, Revenue Bonds
Series A
5.00%, due 7/1/42	750,000	765,789
Other Revenue 33.1%
Arizona Industrial Development Authority, Great Lakes Senior Living Communities LLC, Revenue Bonds, Second Tier (c)(d)
Series B
4.00%, due 1/1/33	655,000	365,015

	Principal Amount	Value
Long-Term Municipal Bonds
Other Revenue
Arizona Industrial Development Authority, Great Lakes Senior Living Communities LLC, Revenue Bonds, Second Tier (c)(d)
Series B
5.00%, due 1/1/28	$ 620,000	$ 477,880
Series B
5.00%, due 1/1/29	555,000	399,464
Series B
5.00%, due 1/1/30	1,205,000	841,788
Arizona Industrial Development Authority, Ironwood Ranch Apartments LP, Revenue Bonds
5.00%, due 2/1/58 (b)	2,000,000	2,065,539
Arizona Industrial Development Authority, LEDG Chandler Village LP, Revenue Bonds
Insured: FNMA
2.12%, due 7/1/37	4,696,130	3,664,522
Chandler Industrial Development Authority, Intel Corp. Project, Revenue Bonds
Series 2
5.00%, due 9/1/52 (b)(e)	5,805,000	5,988,183
City of Buckeye, Excise Tax, Revenue Bonds
4.00%, due 7/1/36	400,000	403,230
City of Cottonwood, Pledged, Revenue Bonds
Insured: AGM
5.00%, due 7/1/30	500,000	508,011
City of Flagstaff, Pledged, Revenue Bonds
4.25%, due 7/1/33	1,395,000	1,418,089
City of Glendale, Excise Tax, Revenue Bonds, Senior Lien
5.00%, due 7/1/37	3,275,000	3,819,738
City of Mesa, Utility System, Revenue Bonds
4.00%, due 7/1/32	2,150,000	2,175,607
City of Mesa, Utility System, Revenue Bonds, Junior Lien
Series C
5.00%, due 7/1/36	5,000,000	5,903,731
City of Phoenix Civic Improvement Corp., Airport, Revenue Bonds, Junior Lien (e)
Series B
4.00%, due 7/1/38	3,450,000	3,457,984
Series B
5.00%, due 7/1/33	1,300,000	1,371,837
City of Phoenix Civic Improvement Corp., Airport, Revenue Bonds, Senior Lien
5.00%, due 7/1/26 (e)	3,825,000	3,948,650
Greater Arizona Development Authority, Revenue Bonds
Series A, Insured: AGM
5.00%, due 8/1/28	305,000	305,404
Maricopa County Pollution Control Corp., Southern California Edison Co., Revenue Bonds
Series A
2.40%, due 6/1/35	3,200,000	2,706,074
Matching Fund Special Purpose Securitization Corp., Revenue Bonds
Series A
5.00%, due 10/1/39	1,600,000	1,665,303
Nogales Municipal Development Authority, Inc., City of Nogales, Revenue Bonds
Insured: AGM
4.00%, due 6/1/39	2,000,000	2,034,053

	Principal Amount	Value
Long-Term Municipal Bonds
Other Revenue
Nogales Municipal Development Authority, Inc., City of Nogales, Revenue Bonds
Insured: AGM
5.00%, due 6/1/28	$ 505,000	$ 525,017
Puerto Rico Sales Tax Financing Corp., Revenue Bonds
Series A-2
4.329%, due 7/1/40	1,863,000	1,852,976
Series A-1
4.55%, due 7/1/40	547,000	547,758
Salt Verde Financial Corp., Revenue Bonds
Series 1
5.25%, due 12/1/28	3,000,000	3,165,949
Scottsdale Municipal Property Corp., City of Scottsdale Excise Tax, Revenue Bonds
Series B
5.00%, due 7/1/28 (e)	1,100,000	1,152,158
State of Arizona, State of Arizona Department of Revenue, Revenue Bonds
Series B, Insured: BHAC-CR
5.50%, due 7/1/27	2,000,000	2,145,384
		52,909,344
Transportation 5.5%
Arizona Department of Transportation State Highway Fund, Revenue Bonds
5.00%, due 7/1/25	3,500,000	3,565,919
5.00%, due 7/1/33	1,905,000	1,971,757
City of Phoenix Civic Improvement Corp., Airport, Revenue Bonds, Senior Lien
5.00%, due 7/1/28 (e)	3,000,000	3,172,639
		8,710,315
Utilities 6.8%
Maricopa County Pollution Control Corp., El Paso Electric Co. Project, Revenue Bonds
Series A
3.60%, due 2/1/40	3,465,000	3,184,535
Salt River Project Agricultural Improvement & Power District, Electric System, Revenue Bonds
Series S
4.00%, due 1/1/41	3,000,000	3,039,882
Series S
5.00%, due 12/1/34	1,330,000	1,347,725
Series B
5.25%, due 1/1/53	3,000,000	3,332,491
		10,904,633
Water & Sewer 4.0%
City of Phoenix Civic Improvement Corp., Water System, Revenue Bonds, Junior Lien
5.00%, due 7/1/36	3,000,000	3,105,514
Series A
5.00%, due 7/1/45	3,000,000	3,257,225
		6,362,739
Total Long-Term Municipal Bonds (Cost $158,508,968)		156,952,094

	Principal Amount	Value
Short-Term Municipal Notes 3.2%
Education 3.2%
Arizona Board of Regents, Arizona State University, Revenue Bonds
Series A
3.55%, due 7/1/34 (f)	$ 5,025,000	$ 5,025,000
Total Short-Term Municipal Notes (Cost $5,025,000)		5,025,000
Total Municipal Bonds (Cost $163,533,968)		161,977,094

	Shares
Short-Term Investment 5.2%
Unaffiliated Investment Company 5.2%
BlackRock Liquidity Funds MuniCash, 3.492% (g)	8,369,993	8,370,830
Total Short-Term Investment (Cost $8,370,830)		8,370,830
Total Investments (Cost $171,904,798)	106.6%	170,347,924
Other Assets, Less Liabilities	(6.6)	(10,544,083)
Net Assets	100.0%	$ 159,803,841

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of July 31, 2024.
(c)	Issue in default.
(d)	Issue in non-accrual status.
(e)	Interest on these securities was subject to alternative minimum tax.
(f)	Variable-rate demand notes (VRDNs)—Provide the right to sell the security at face value on either that day or within the rate-reset period. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description. The maturity date shown is the final maturity.
(g)	Current yield as of July 31, 2024.

Abbreviation(s):
AGM—Assured Guaranty Municipal Corp.
BAM—Build America Mutual Assurance Co.
BHAC—Berkshire Hathaway Assurance Corp.
CR—Custodial Receipts
FNMA—Federal National Mortgage Association
SD CRED PROG—School District Credit Enhancement Program

The following is a summary of the fair valuations according to the inputs used as of July 31, 2024, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Municipal Bonds
Long-Term Municipal Bonds	$ —	$ 156,952,094	$ —	$ 156,952,094
Short-Term Municipal Notes	—	5,025,000	—	5,025,000
Total Municipal Bonds	—	161,977,094	—	161,977,094
Short-Term Investment
Unaffiliated Investment Company	8,370,830	—	—	8,370,830
Total Investments in Securities	$ 8,370,830	$ 161,977,094	$ —	$ 170,347,924

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

NYLI MacKay California Muni Fund
Portfolio of Investments July 31, 2024†^(Unaudited)
	Principal Amount	Value
Municipal Bonds 95.0%
Long-Term Municipal Bonds 94.9%
Certificate of Participation/Lease 1.2%
California Municipal Finance Authority, Palomar Health Obligated Group, Certificate of Participation
Series A, Insured: AGM
5.25%, due 11/1/52	$ 6,380,000	$ 6,816,897
Hayward Unified School District, Certificate of Participation
5.25%, due 8/1/47	6,900,000	7,152,097
		13,968,994
Education 3.8%
California Infrastructure & Economic Development Bank, Equitable School Revolving Fund LLC Obligated Group, Revenue Bonds
Series B
5.00%, due 11/1/44	350,000	362,888
California Infrastructure & Economic Development Bank, WFCS Portfolio Projects, Revenue Bonds
Series A-1
5.00%, due 1/1/55 (a)	2,540,000	2,504,714
California Municipal Finance Authority, Charter School, King Chavez Academy, Revenue Bonds (a)
Series A
5.00%, due 5/1/36	1,275,000	1,287,878
Series A
5.00%, due 5/1/46	1,325,000	1,332,171
California Municipal Finance Authority, Charter School, Palmdale Aerospace Academy Projects (The), Revenue Bonds
Series A
5.00%, due 7/1/36 (a)	1,300,000	1,319,633
California Municipal Finance Authority, Claremont Graduate University, Revenue Bonds
Series B
5.00%, due 10/1/54 (a)	1,380,000	1,344,255
California Municipal Finance Authority, Creative Center Los Altos Project (The), Revenue Bonds (a)
Series B
4.00%, due 11/1/36	400,000	374,124
Series B
4.50%, due 11/1/46	1,600,000	1,443,465
California Municipal Finance Authority, University of San Diego, Revenue Bonds
Series A
5.00%, due 10/1/44	3,065,000	3,234,941
Series A
5.00%, due 10/1/49	4,440,000	4,645,116
California Public Finance Authority, California University of Science & Medicine Obligated Group, Revenue Bonds
Series A
6.25%, due 7/1/54 (a)	1,000,000	1,054,405
California School Finance Authority, Aspire Public Schools Obligated Group, Revenue Bonds (a)
5.00%, due 8/1/27	475,000	480,643
5.00%, due 8/1/28	650,000	657,801
5.00%, due 8/1/36	550,000	555,114
5.00%, due 8/1/41	700,000	703,980
5.00%, due 8/1/46	1,695,000	1,700,873
California School Finance Authority, Classical Academies Project, Revenue Bonds
Series A
5.00%, due 10/1/37 (a)	1,485,000	1,516,783

	Principal Amount	Value
Long-Term Municipal Bonds
Education
California School Finance Authority, Grimmway Schools Obligated Group, Revenue Bonds (a)
Series A
4.25%, due 7/1/28	$ 1,080,000	$ 1,087,501
Series A
5.00%, due 7/1/46	750,000	755,004
California School Finance Authority, High Tech High Learning Project, Revenue Bonds (a)
Series A
5.00%, due 7/1/37	500,000	508,931
Series A
5.00%, due 7/1/49	500,000	502,266
California School Finance Authority, Kipp Social Public Schools Project, Revenue Bonds
Series A
5.00%, due 7/1/34 (a)	600,000	600,471
California School Finance Authority, Partnerships to Uplift Communities, Revenue Bonds
5.50%, due 8/1/47 (a)	525,000	552,779
California School Finance Authority, Teach Public Schools, Revenue Bonds (a)
Series A
5.00%, due 6/1/39	740,000	743,164
Series A
5.00%, due 6/1/58	600,000	582,803
California Statewide Communities Development Authority, Lancer Plaza Project, Revenue Bonds
5.875%, due 11/1/43	1,000,000	1,001,280
Irvine Unified School District, Community Facilities District No. 9, Special Tax
Series A
5.00%, due 9/1/36	545,000	584,247
University of California, Revenue Bonds
Series BH
4.00%, due 5/15/46	2,775,000	2,782,480
Series AV
5.25%, due 5/15/42	5,000,000	5,233,310
Series BN
5.50%, due 5/15/40	5,700,000	6,744,194
		46,197,214
General 2.3%
California Municipal Finance Authority, Special Tax
Series B
4.00%, due 9/1/43	1,070,000	987,724
Series B
4.00%, due 9/1/50	3,150,000	2,795,960
California Statewide Communities Development Authority, Special Assessment
Series A
4.00%, due 9/2/50	1,000,000	862,538
Series D
5.50%, due 9/2/53	1,000,000	1,031,235
California Statewide Communities Development Authority, Community Facilities District No. 2021-02, Special Tax
5.00%, due 9/1/53	1,000,000	1,039,468

	Principal Amount	Value
Long-Term Municipal Bonds
General
City of Irvine, Community Facilities District No. 2013-3, Special Tax
5.00%, due 9/1/49	$ 1,385,000	$ 1,387,410
City of Palm Desert, University Park, Special Tax
3.00%, due 9/1/31	315,000	289,713
4.00%, due 9/1/41	450,000	416,141
City of San Mateo, Community Facilities District No. 2008-1, Special Tax
Series 1, Insured: BAM
5.25%, due 9/1/40	4,000,000	4,388,058
City of South San Francisco, Community Facilities District No. 2021-01, Special Tax
4.00%, due 9/1/44	400,000	371,394
Commonwealth of Puerto Rico
(zero coupon), due 11/1/51	1,976,397	1,242,660
Mountain View Shoreline Regional Park Community, Tax Allocation
Series A, Insured: AGM
5.00%, due 8/1/36	1,645,000	1,765,148
River Islands Public Financing Authority, Community Facilities District No. 2003-1, Special Tax
Series A-1, Insured: AGM
5.00%, due 9/1/42	1,500,000	1,635,395
Romoland School District, Community Facilities District No. 2017-1 Improvement Area 2, Special Tax
5.00%, due 9/1/54	1,600,000	1,642,680
Sacramento Area Flood Control Agency, Consolidated Capital Assessment District No. 2, Special Assessment
4.00%, due 10/1/47	3,700,000	3,725,484
San Francisco City & County Redevelopment Agency, Transbay Infrastructure Project, Tax Allocation, Third Lien
Series B, Insured: AGM
5.00%, due 8/1/48	1,500,000	1,646,617
Series B, Insured: AGM
5.25%, due 8/1/53	1,400,000	1,556,187
Tracy Community Facilities District, Community Facilities District No. 2016-01 Improvement Area No. 2, Special Tax
5.75%, due 9/1/48	1,000,000	1,075,262
		27,859,074
General Obligation 31.1%
Alameda Unified School District, Election of 2022, Unlimited General Obligation
Series B
5.00%, due 8/1/49	2,000,000	2,236,419
Alhambra Unified School District, Unlimited General Obligation
Series B
4.25%, due 8/1/43	2,000,000	2,092,842
Series B
5.25%, due 8/1/48	3,000,000	3,401,797
Cabrillo Unified School District, Election of 2018, Unlimited General Obligation
Series B, Insured: AGM-CR
5.00%, due 8/1/50	3,150,000	3,295,406
Carlsbad Unified School District, Election of 2018, Unlimited General Obligation
Series B
3.00%, due 8/1/46	1,000,000	814,801

	Principal Amount	Value
Long-Term Municipal Bonds
General Obligation
Ceres Unified School District, Unlimited General Obligation
Insured: BAM
(zero coupon), due 8/1/37	$ 500,000	$ 301,643
Chabot-Las Positas Community College District, Unlimited General Obligation
4.00%, due 8/1/37	3,000,000	3,018,022
Series C
5.25%, due 8/1/48	1,250,000	1,416,384
Chaffey Joint Union High School District, Unlimited General Obligation
Series C
5.25%, due 8/1/47	3,500,000	3,639,733
City of Berkeley, Unlimited General Obligation
2.00%, due 9/1/39	1,560,000	1,162,664
2.00%, due 9/1/40	1,590,000	1,154,758
Clovis Unified School District, Election of 2020, Unlimited General Obligation
Series C
4.00%, due 8/1/48	7,000,000	7,008,487
Series B
5.25%, due 8/1/41	1,100,000	1,225,833
Series B
5.25%, due 8/1/42	1,000,000	1,110,622
Commonwealth of Puerto Rico
(zero coupon), due 11/1/43	4,840,839	2,971,065
Commonwealth of Puerto Rico, Unlimited General Obligation
Series A-1
4.00%, due 7/1/33	10,000,000	10,051,957
Series A-1
4.00%, due 7/1/35	3,350,000	3,300,367
Series A-1
5.625%, due 7/1/27	8,000,000	8,352,003
Series A-1
5.625%, due 7/1/29	2,000,000	2,149,042
Series A-1
5.75%, due 7/1/31	1,800,000	1,995,508
Denair Unified School District, Election of 2007, Unlimited General Obligation
Insured: AGM
(zero coupon), due 8/1/41	4,260,000	2,023,000
Desert Community College District, Unlimited General Obligation
4.00%, due 8/1/43	2,000,000	2,037,824
4.00%, due 8/1/51	13,225,000	13,104,311
El Segundo Unified School District, Election of 2018, Unlimited General Obligation
Series C
4.00%, due 8/1/50	500,000	503,516
Elk Grove Unified School District, Unlimited General Obligation
2.00%, due 8/1/40	3,740,000	2,659,809
Etiwanda School District, Election of 2016, Unlimited General Obligation
Series C
5.25%, due 8/1/52	5,675,000	6,330,810

	Principal Amount	Value
Long-Term Municipal Bonds
General Obligation
Fort Bragg Unified School District, Election of 2020, Unlimited General Obligation
Series B
5.50%, due 8/1/52	$ 1,000,000	$ 1,091,217
Fremont Union High School District, Unlimited General Obligation
Series B
5.00%, due 8/1/32	3,260,000	3,462,049
Glendale Community College District, Election of 2016, Unlimited General Obligation
Series B
3.00%, due 8/1/47	4,500,000	3,665,935
Hartnell Community College District, Unlimited General Obligation
Series A
(zero coupon), due 8/1/37	2,500,000	1,445,349
Healdsburg Unified School District, Unlimited General Obligation
Series A
4.60%, due 8/1/37 (b)	4,405,000	4,572,938
Inglewood Unified School District, Election of 2020, Unlimited General Obligation
Series A, Insured: AGM
4.00%, due 8/1/51	2,750,000	2,707,159
Kern Community College District, Election of 2016, Unlimited General Obligation
Series C
3.00%, due 8/1/46	5,000,000	4,132,189
Series D
5.25%, due 8/1/33	1,000,000	1,182,548
Series D
5.25%, due 8/1/34	700,000	827,446
Series D
5.25%, due 8/1/38	2,000,000	2,343,683
Series D
5.25%, due 8/1/39	1,400,000	1,636,716
Series D
5.25%, due 8/1/40	2,200,000	2,547,616
Long Beach Unified School District, Unlimited General Obligation
Series C
4.00%, due 8/1/50	12,550,000	12,600,384
Los Angeles Community College District, Election of 2022, Unlimited General Obligation
Series A-2
5.50%, due 8/1/24	3,000,000	3,000,000
Los Angeles Unified School District, Unlimited General Obligation
Series A
5.00%, due 7/1/25	1,000,000	1,019,747
Series A
5.00%, due 7/1/26	6,500,000	6,772,917
Series QRR
5.25%, due 7/1/40	3,500,000	4,119,169
Series QRR
5.25%, due 7/1/47	7,500,000	8,477,441
Los Banos Unified School District, Election of 2018, Unlimited General Obligation
5.25%, due 8/1/49	2,500,000	2,786,194

	Principal Amount	Value
Long-Term Municipal Bonds
General Obligation
Manteca Unified School District, Election of 2018, Unlimited General Obligation
Series B
5.25%, due 8/1/53	$ 2,000,000	$ 2,227,999
Marysville Joint Unified School District, Election 2008, Unlimited General Obligation
Insured: AGM
(zero coupon), due 8/1/35	1,500,000	960,387
Insured: AGM
(zero coupon), due 8/1/36	2,000,000	1,217,822
Insured: AGM
(zero coupon), due 8/1/37	2,000,000	1,163,617
Montebello Unified School District, Unlimited General Obligation
Series B, Insured: AGM
5.50%, due 8/1/47	1,500,000	1,638,475
Monterey Peninsula Community College District, Unlimited General Obligation
Series B
4.00%, due 8/1/41	475,000	493,828
Series B
4.00%, due 8/1/51	4,000,000	4,010,232
Mount San Antonio Community College District, Unlimited General Obligation
Series A
5.00%, due 8/1/41	305,000	329,550
Needles Unified School District, Capital Appreciation, Election 2008, Unlimited General Obligation
Series B, Insured: AGM
(zero coupon), due 8/1/45 (b)	1,250,000	1,112,625
North Orange County Community College District, Election of 2014, Unlimited General Obligation
Series C
4.00%, due 8/1/47	4,750,000	4,783,478
Oakland Unified School District, Alameda County, Unlimited General Obligation
Series A, Insured: AGM
5.25%, due 8/1/39	2,240,000	2,611,970
Series A, Insured: AGM
5.25%, due 8/1/40	1,600,000	1,853,034
Series A, Insured: AGM
5.25%, due 8/1/43	3,000,000	3,429,598
Ocean View School District of Orange County, Unlimited General Obligation
Series C, Insured: AGM
3.00%, due 8/1/47	3,040,000	2,415,049
Ojai Unified School District, Unlimited General Obligation
Series B, Insured: AGM
5.25%, due 8/1/48	1,100,000	1,226,614
Series B, Insured: AGM
5.50%, due 8/1/53	1,750,000	1,971,241
Ontario Montclair School District, Election of 2016, Unlimited General Obligation
Series C
5.25%, due 8/1/52	3,000,000	3,386,024
Oxnard Union High School District, Unlimited General Obligation
Series C
3.50%, due 8/1/45	1,250,000	1,166,439

	Principal Amount	Value
Long-Term Municipal Bonds
General Obligation
Palm Springs Unified School District, Election of 2016, Unlimited General Obligation
Series B
5.00%, due 8/1/42	$ 1,500,000	$ 1,732,589
Series B
5.00%, due 8/1/43	1,630,000	1,871,889
Series B
5.00%, due 8/1/44	1,000,000	1,144,110
Palomar Community College District, Election of 2006, Unlimited General Obligation
Series B
(zero coupon), due 8/1/39 (b)	2,000,000	2,352,501
Peralta Community College District, Unlimited General Obligation
Series B
5.50%, due 8/1/52	2,000,000	2,270,109
Ravenswood City School District, Election 2018, Unlimited General Obligation
Insured: AGM
5.25%, due 8/1/45	3,500,000	3,836,366
Rio Hondo Community College District, Election 2004, Unlimited General Obligation
Series C
(zero coupon), due 8/1/42 (b)	2,000,000	2,622,964
Sacramento City Unified School District, Election of 2020, Unlimited General Obligation
Series A, Insured: BAM
5.00%, due 8/1/40	1,960,000	2,144,206
Series A, Insured: BAM
5.50%, due 8/1/52	4,500,000	4,938,306
Salinas Union High School District, Unlimited General Obligation
Series A
4.00%, due 8/1/47	4,300,000	4,339,147
San Bernardino Community College District, Election of 2018, Unlimited General Obligation
Series B
4.125%, due 8/1/49	5,000,000	5,037,704
San Diego Unified School District, Election of 2012, Unlimited General Obligation
Series R-2
(zero coupon), due 7/1/41 (b)	4,360,000	4,324,946
Series B-4
5.00%, due 7/1/40	2,190,000	2,526,337
San Diego Unified School District, Election of 2018, Unlimited General Obligation
Series F-2
5.00%, due 7/1/40	3,020,000	3,437,067
San Diego Unified School District, Election of 2022, Unlimited General Obligation
Series A-3
4.00%, due 7/1/53	6,390,000	6,319,921
Series A-3
5.00%, due 7/1/48	2,665,000	2,961,909
San Francisco Bay Area Rapid Transit District, Election of 2016, Unlimited General Obligation
Series D-1
5.25%, due 8/1/47	6,750,000	7,600,734

	Principal Amount	Value
Long-Term Municipal Bonds
General Obligation
San Jose Evergreen Community College District, Election of 2016, Unlimited General Obligation
Series C
5.00%, due 9/1/39	$ 3,000,000	$ 3,463,311
Series C
5.00%, due 9/1/40	2,575,000	2,938,502
San Juan Unified School District, Election 2016, Unlimited General Obligation
5.00%, due 8/1/36	1,500,000	1,674,371
5.00%, due 8/1/38	1,800,000	2,002,163
San Luis Obispo County Community College District, Unlimited General Obligation
Series B
4.00%, due 8/1/43	2,250,000	2,261,536
San Marcos Unified School District, Unlimited General Obligation
Series B
(zero coupon), due 8/1/51	21,090,000	6,502,437
San Mateo Foster City School District, Unlimited General Obligation
Series B
5.00%, due 8/1/40	1,000,000	1,141,120
Series B
5.00%, due 8/1/41	1,150,000	1,303,494
San Rafael City Elementary School District, Election of 2022, Unlimited General Obligation
Series A
5.25%, due 8/1/52	1,250,000	1,366,317
San Rafael City High School District, Unlimited General Obligation
Series B
4.00%, due 8/1/53	5,750,000	5,764,543
San Rafael City High School District, Election of 2022, Unlimited General Obligation
Series A
5.25%, due 8/1/52	4,250,000	4,628,690
San Ysidro School District, Unlimited General Obligation
Insured: AGM
(zero coupon), due 8/1/47	3,000,000	886,743
Santa Barbara Unified School District, Election of 2010, Unlimited General Obligation
Series A
7.00%, due 8/1/36 (b)	1,000,000	1,328,162
Santa Clara Unified School District, Election of 2018, Unlimited General Obligation
3.25%, due 7/1/44	7,500,000	6,658,217
Santa Clarita Community College District, Election of 2016, Unlimited General Obligation
5.25%, due 8/1/48	2,000,000	2,246,472
Savanna School District, Unlimited General Obligation
Series B, Insured: AGM
(zero coupon), due 2/1/52 (b)	3,080,000	2,531,205
South San Francisco Unified School District, Unlimited General Obligation
4.00%, due 9/1/52	10,000,000	10,031,651
State of California, Various Purpose, Unlimited General Obligation
4.00%, due 3/1/36	3,395,000	3,515,776
4.00%, due 10/1/36	4,150,000	4,336,568
4.00%, due 11/1/36	2,500,000	2,594,399
4.00%, due 10/1/37	4,000,000	4,173,924

	Principal Amount	Value
Long-Term Municipal Bonds
General Obligation
State of California, Various Purpose, Unlimited General Obligation
4.00%, due 10/1/37	$ 4,445,000	$ 4,638,273
4.00%, due 11/1/38	4,775,000	4,929,465
4.00%, due 10/1/39	3,500,000	3,587,122
4.00%, due 3/1/40	5,000,000	5,127,739
4.00%, due 9/1/42	6,250,000	6,451,389
4.00%, due 4/1/49	1,895,000	1,912,355
5.00%, due 9/1/41	3,550,000	3,932,465
5.25%, due 9/1/47	8,450,000	9,510,761
Stockton Unified School District, Unlimited General Obligation
Insured: BAM
5.00%, due 8/1/27	510,000	541,643
Sunnyvale School District, Election of 2018, Unlimited General Obligation
Series B
5.00%, due 9/1/48	2,820,000	3,091,639
Ukiah Unified School District, Election of 2020, Unlimited General Obligation
Series B, Insured: AGM
5.50%, due 8/1/53	2,500,000	2,833,897
Vista Unified School District, Election of 2018, Unlimited General Obligation
Series B, Insured: BAM
5.25%, due 8/1/48	1,385,000	1,552,600
Washington Township Health Care District, Unlimited General Obligation
Series B
5.25%, due 8/1/36	500,000	579,746
Series B
5.25%, due 8/1/40	880,000	1,002,200
Series B
5.25%, due 8/1/48	500,000	557,147
Series B
5.50%, due 8/1/53	2,000,000	2,249,605
West Contra Costa Unified School District, Unlimited General Obligation
Series A-1, Insured: AGM
3.00%, due 8/1/51	2,000,000	1,609,152
		376,664,906
Hospital 7.1%
California Health Facilities Financing Authority, Adventist Health System, Revenue Bonds
Series A
5.25%, due 12/1/41	2,850,000	3,180,714
California Health Facilities Financing Authority, Cedars-Sinai Health System, Revenue Bonds
Series A
4.00%, due 8/15/40	5,000,000	5,146,441
Series A, Insured: BAM
4.00%, due 8/15/48	4,145,000	4,189,916
California Health Facilities Financing Authority, Children's Hospital Los Angeles Obligated Group, Revenue Bonds
Series A
5.00%, due 8/15/47	1,500,000	1,533,607

	Principal Amount	Value
Long-Term Municipal Bonds
Hospital
California Health Facilities Financing Authority, Children's Hospital of Orange County Obligated Group, Revenue Bonds
Series A
5.00%, due 11/1/49	$ 2,250,000	$ 2,481,610
California Health Facilities Financing Authority, CommonSpirit Health Obligated Group, Revenue Bonds
Series A
5.25%, due 12/1/49	1,000,000	1,108,828
California Health Facilities Financing Authority, El Camino Hospital, Revenue Bonds
5.00%, due 2/1/47	6,500,000	6,700,131
California Health Facilities Financing Authority, Scripps Health System, Revenue Bonds
Series A
5.00%, due 11/15/37	5,550,000	6,483,977
California Infrastructure & Economic Development Bank, Roseville Sustainable Energy Partner LLC, Revenue Bonds
Series A
5.00%, due 7/1/38	1,785,000	1,962,118
Series A
5.00%, due 7/1/39	9,040,000	9,888,870
Series A
5.25%, due 7/1/49	7,500,000	8,125,139
California Municipal Finance Authority, Community Health Centers of The Central Coast, Inc., Revenue Bonds
Series A
5.00%, due 12/1/54 (a)	1,000,000	970,124
California Public Finance Authority, Hoag Memorial Hospital Presbyterian, Revenue Bonds
Series A
4.00%, due 7/15/51	6,925,000	6,895,976
Series A
5.00%, due 7/15/46	1,515,000	1,666,101
California Public Finance Authority, PIH Health, Inc. Obligated Group, Revenue Bonds
Series A
5.00%, due 6/1/31	1,095,000	1,206,926
Series A
5.00%, due 6/1/32	1,180,000	1,315,901
Series A
5.00%, due 6/1/33	2,000,000	2,252,535
Series A
5.00%, due 6/1/34	2,865,000	3,255,011
Series A
5.00%, due 6/1/35	1,790,000	2,044,442
California Statewide Communities Development Authority, Adventist Health System/West Obligated Group, Revenue Bonds
Series A
5.00%, due 3/1/35	600,000	610,824
California Statewide Communities Development Authority, Enloe Medical Center Obligated Group, Revenue Bonds
Series A, Insured: AGM
5.00%, due 8/15/42	1,000,000	1,090,554
Series A, Insured: AGM
5.25%, due 8/15/52	3,000,000	3,243,580
Regents of the University of California Medical Center, Pooled, Revenue Bonds
Series P
5.00%, due 5/15/47	7,400,000	8,068,881

	Principal Amount	Value
Long-Term Municipal Bonds
Hospital
Washington Township Health Care District, Revenue Bonds
Series B
4.00%, due 7/1/36	$ 1,380,000	$ 1,283,382
Series A
5.00%, due 7/1/41	400,000	406,239
Series A
5.00%, due 7/1/42	380,000	384,131
Series A
5.00%, due 7/1/43	300,000	301,920
Series A
5.75%, due 7/1/48	300,000	329,311
		86,127,189
Housing 1.4%
California Community College Financing Authority, Orange Coast College Project, Revenue Bonds
5.00%, due 5/1/27	280,000	291,727
5.00%, due 5/1/28	250,000	264,049
5.00%, due 5/1/29	1,470,000	1,550,488
California Municipal Finance Authority, P3 Claremont Holdings LLC, Claremont Colleges Project, Revenue Bonds
Series A
5.00%, due 7/1/40 (a)	1,000,000	989,145
California Municipal Finance Authority, Windsor Mobile Country Club, Revenue Bonds
Series A
4.00%, due 11/15/37	1,320,000	1,323,649
California School Finance Authority, Sonoma County Junior College Project, Revenue Bonds
Series A
4.00%, due 11/1/36 (a)	2,000,000	1,946,937
California Statewide Communities Development Authority, Irvine Campus Apartments, Revenue Bonds
5.00%, due 5/15/50	3,500,000	3,544,415
Hastings Campus Housing Finance Authority, Green Bond, Revenue Bonds, Senior Lien (a)
Series A
5.00%, due 7/1/45	3,150,000	3,081,894
Series A
5.00%, due 7/1/61	3,850,000	3,669,610
		16,661,914
Other Revenue 23.2%
Alameda County Transportation Commission, Measure BB, Revenue Bonds, Senior Lien
Series BB
5.00%, due 3/1/45	2,500,000	2,778,841
California Community Choice Financing Authority, Clean Energy Project, Revenue Bonds
Series B-1
4.00%, due 2/1/52 (c)	4,725,000	4,775,071
Series A
4.00%, due 10/1/52 (c)	4,400,000	4,445,541
Series A
5.00%, due 5/1/54 (c)	16,900,000	18,287,010

	Principal Amount	Value
Long-Term Municipal Bonds
Other Revenue
California Community Choice Financing Authority, Clean Energy Project, Revenue Bonds
Series C
5.25%, due 1/1/54 (c)	$ 12,325,000	$ 13,216,885
Series E-2
5.255%, due 2/1/54	4,250,000	4,283,728
Series F
5.50%, due 10/1/54 (c)	7,245,000	7,981,533
California Community Housing Agency, Essential Housing, Revenue Bonds, Senior Lien
Series A-1
4.00%, due 2/1/56 (a)	6,285,000	5,355,063
California Community Housing Agency, Fountains at Emerald, Revenue Bonds, Senior Lien
Series A-1
3.00%, due 8/1/56 (a)	2,700,000	2,016,851
California Community Housing Agency, Summit at Sausalito Apartments, Revenue Bonds
Series A-1
3.00%, due 2/1/57 (a)	500,000	360,423
California County Tobacco Securitization Agency, Golden Gate Tobacco Funding Corp., Asset-Backed, Revenue Bonds
Series A
5.00%, due 6/1/47	1,275,000	1,232,789
California County Tobacco Securitization Agency, Tobacco Settlement, Revenue Bonds, Senior Lien
Series A
4.00%, due 6/1/34	300,000	308,103
Series A
4.00%, due 6/1/36	300,000	306,684
Series A
4.00%, due 6/1/37	275,000	279,919
Series A
4.00%, due 6/1/38	275,000	278,532
Series A
4.00%, due 6/1/39	350,000	353,074
Series A
4.00%, due 6/1/49	2,500,000	2,342,538
California Earthquake Authority, Revenue Notes
Series A
5.75%, due 11/1/24	8,700,000	8,705,489
California Infrastructure & Economic Development Bank, California Academy of Sciences, Revenue Bonds
Series A
3.25%, due 8/1/29	3,400,000	3,365,515
California Infrastructure & Economic Development Bank, DesertXpress Enterprises LLC, Revenue Bonds
Series A
3.95%, due 1/1/50 (a)(c)(d)	5,650,000	5,650,176
California Infrastructure & Economic Development Bank, Infrastructure State Revolving Fund, Revenue Bonds
Series A
5.00%, due 10/1/47	5,000,000	5,557,564
California Infrastructure & Economic Development Bank, Los Angeles County Museum of Natural History Foundation, Revenue Bonds
3.00%, due 7/1/50	3,735,000	2,953,907

	Principal Amount	Value
Long-Term Municipal Bonds
Other Revenue
California Municipal Finance Authority, Orange County Civic Center Infrastructure Program, Revenue Bonds
Series A
5.00%, due 6/1/37	$ 2,085,000	$ 2,227,651
California Municipal Finance Authority, Rancho Colus LP, Revenue Bonds
Series A, Insured: HUD Sector 8
5.00%, due 8/1/26 (c)	3,360,000	3,413,447
California Municipal Finance Authority, Republic Services, Inc., Revenue Bonds (c)(d)
Series B
4.15%, due 7/1/51	3,000,000	3,002,662
Series A
4.375%, due 9/1/53	7,500,000	7,861,627
California Municipal Finance Authority, United Airlines, Inc. Project, Revenue Bonds
4.00%, due 7/15/29 (d)	8,500,000	8,503,652
California Pollution Control Financing Authority, Republic Services, Inc., Revenue Bonds
Series A-2
4.10%, due 11/1/42 (a)(c)(d)	3,000,000	3,001,253
California State Public Works Board, State of California Department of General Services, Revenue Bonds
Series A
5.00%, due 4/1/40	1,500,000	1,723,994
California State Public Works Board, Various Capital Projects, Revenue Bonds
Series C
5.00%, due 11/1/44	3,735,000	4,011,269
Series D
5.00%, due 11/1/46	7,025,000	7,844,479
California Statewide Communities Development Authority, California Baptist University, Revenue Bonds
Series A
6.375%, due 11/1/43 (a)	500,000	500,771
California Statewide Communities Development Authority, Front Porch Communities & Services Obligated Group, Revenue Bonds
Series A
4.00%, due 4/1/42	2,000,000	1,968,068
California Statewide Financing Authority, TSR Multi-County Special Purpose Trust, Revenue Bonds
Series A
6.00%, due 5/1/43	1,230,000	1,258,273
Children's Trust Fund, Asset-Backed, Revenue Bonds
Series A
(zero coupon), due 5/15/50	1,500,000	288,117
City of Victorville, Electric, Revenue Bonds
Series A
5.00%, due 5/1/38	1,115,000	1,243,465
CMFA Special Finance Agency VIII, Elan Huntington Beach, Revenue Bonds, Senior Lien
Series A-1
3.00%, due 8/1/56 (a)	2,000,000	1,434,973
County of Riverside, Revenue Notes
5.00%, due 6/30/25	6,725,000	6,855,464
CSCDA Community Improvement Authority, Acacia on Santa Rosa Creek, Revenue Bonds, Senior Lien
Series A
4.00%, due 10/1/56 (a)	2,000,000	1,787,117

	Principal Amount	Value
Long-Term Municipal Bonds
Other Revenue
CSCDA Community Improvement Authority, Dublin, Revenue Bonds, Senior Lien
Series A-2
3.00%, due 2/1/57 (a)	$ 1,250,000	$ 909,352
CSCDA Community Improvement Authority, Pasadena Portfolio, Revenue Bonds, Senior Lien
Series A-1
2.65%, due 12/1/46 (a)	1,225,000	991,687
Del Mar Race Track Authority, Revenue Bonds
5.00%, due 10/1/30	1,000,000	1,002,338
Golden State Tobacco Securitization Corp., Tobacco Settlement, Revenue Bonds
Series A-1
5.00%, due 6/1/51	7,165,000	7,457,061
Guam Economic Development & Commerce Authority, Tobacco Settlement Asset-Backed, Revenue Bonds
Series A
5.625%, due 6/1/47	1,025,000	1,016,515
Imperial Irrigation District, Electric System, Revenue Bonds
5.00%, due 11/1/41	1,655,000	1,781,489
Indio Finance Authority, Revenue Bonds
Series A, Insured: BAM
5.25%, due 11/1/42	1,500,000	1,691,599
Los Angeles County Metropolitan Transportation Authority, Sales Tax, Revenue Bonds
Series A
4.00%, due 6/1/38	6,245,000	6,574,273
Los Angeles County Public Works Financing Authority, Lease Revenue Funding Bonds, Revenue Bonds
Series G
5.00%, due 12/1/41	5,965,000	6,649,961
Matching Fund Special Purpose Securitization Corp., Revenue Bonds
Series A
5.00%, due 10/1/30	3,140,000	3,299,554
Series A
5.00%, due 10/1/32	3,140,000	3,326,251
Series A
5.00%, due 10/1/39	11,915,000	12,401,306
Modesto Irrigation District, Electric System, Revenue Bonds
Series A
5.25%, due 10/1/48	7,905,000	8,884,347
Municipal Improvement Corp. of Los Angeles, Revenue Bonds
Series A
5.00%, due 5/1/42	350,000	397,445
Series A
5.00%, due 5/1/43	1,000,000	1,130,269
Northern California Energy Authority, Revenue Bonds
5.00%, due 12/1/54 (c)	11,910,000	12,721,611
Peninsula Corridor Joint Powers Board, Green Bond, Revenue Bonds
Series A
5.00%, due 6/1/47	4,750,000	5,174,203
Puerto Rico Sales Tax Financing Corp., Revenue Bonds
Series A-1
(zero coupon), due 7/1/46	12,530,000	4,183,340

	Principal Amount	Value
Long-Term Municipal Bonds
Other Revenue
Puerto Rico Sales Tax Financing Corp., Revenue Bonds
Series A-1
(zero coupon), due 7/1/51	$ 5,390,000	$ 1,311,937
Series A-2
4.329%, due 7/1/40	4,659,000	4,633,933
Series A-2B
4.55%, due 7/1/40	1,871,000	1,873,594
Series A-1
4.75%, due 7/1/53	5,866,000	5,841,995
Series A-2
4.784%, due 7/1/58	4,707,000	4,678,648
Series A-1
5.00%, due 7/1/58	2,991,078	3,006,785
Riverside County Transportation Commission, Sales Tax, Revenue Bonds
Series B
4.00%, due 6/1/36	3,500,000	3,601,183
San Bernardino County Financing Authority, Court House Facilities Project, Revenue Bonds
Series C, Insured: NATL-RE
5.50%, due 6/1/37	855,000	895,242
San Diego Public Facilities Financing Authority, Capital Improvement Project, Revenue Bonds
Series A
5.00%, due 10/15/41	1,500,000	1,734,492
South Bayside Waste Management Authority, Green Bond, Revenue Bonds
Series A, Insured: AGM
5.00%, due 9/1/40	2,435,000	2,589,751
South San Francisco Public Facilities Financing Authority, Multiple Capital Projects at Orange Memorial Park, Revenue Bonds
Series A
5.00%, due 6/1/40	1,150,000	1,267,208
Southern California Public Power Authority, Southern Transmissional System Renewal Project, Revenue Bonds
Series A
5.214%, due 11/1/38	2,500,000	2,378,752
Stockton Public Financing Authority, Water Revenue, Green Bonds, Revenue Bonds
Series A, Insured: BAM
4.00%, due 10/1/37	2,500,000	2,540,642
Series A, Insured: BAM
5.00%, due 10/1/32	1,275,000	1,362,090
Series A, Insured: BAM
5.00%, due 10/1/34	1,500,000	1,599,116
Territory of Guam, Business Privilege Tax, Revenue Bonds
Series D
5.00%, due 11/15/27	2,000,000	2,031,193
Series D
5.00%, due 11/15/33	2,630,000	2,660,917
Tobacco Securitization Authority of Northern California, Sacramento County Tobacco Securitization Corp., Revenue Bonds, Senior Lien
Series A
4.00%, due 6/1/49	3,000,000	2,837,022

	Principal Amount	Value
Long-Term Municipal Bonds
Other Revenue
Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan, Revenue Bonds
Series A
5.00%, due 10/1/29 (a)	$ 1,500,000	$ 1,465,048
Series A
5.00%, due 10/1/32	1,150,000	1,109,426
		280,773,093
Transportation 12.2%
Alameda Corridor Transportation Authority, Revenue Bonds
Series A, Insured: NATL-RE
(zero coupon), due 10/1/36	3,000,000	1,908,118
Series C, Insured: AGM
5.00%, due 10/1/52	3,500,000	3,779,687
Bay Area Toll Authority, Sustainable Bond, Revenue Bonds
Series F-2
5.00%, due 4/1/40	2,000,000	2,260,130
Series F-2
5.00%, due 4/1/41	5,000,000	5,621,983
Burbank-Glendale-Pasadena Airport Authority Brick Campaign, Revenue Bonds, Senior Lien
Series B
5.25%, due 7/1/49 (d)	10,000,000	10,852,396
City of Long Beach, Airport System, Revenue Bonds
Series A, Insured: AGM
5.00%, due 6/1/33	550,000	638,036
Series A, Insured: AGM
5.00%, due 6/1/34	410,000	475,469
Series A, Insured: AGM
5.00%, due 6/1/36	800,000	921,664
Series A, Insured: AGM
5.00%, due 6/1/37	750,000	861,169
Series A, Insured: AGM
5.00%, due 6/1/38	750,000	856,208
Series A, Insured: AGM
5.00%, due 6/1/39	500,000	566,017
Series B, Insured: AGM
5.00%, due 6/1/40	750,000	843,299
City of Long Beach, Harbor, Revenue Bonds
Series A
5.00%, due 5/15/37	3,475,000	3,805,207
City of Los Angeles, Department of Airports, Revenue Bonds (d)
Series D
5.00%, due 5/15/30	3,000,000	3,197,075
Series B
5.00%, due 5/15/34	4,625,000	4,838,496
Series D
5.00%, due 5/15/35	2,000,000	2,099,274
Series F
5.00%, due 5/15/38	1,000,000	1,047,250

	Principal Amount	Value
Long-Term Municipal Bonds
Transportation
City of Los Angeles, Department of Airports, Revenue Bonds, Senior Lien (d)
Series G
4.00%, due 5/15/47	$ 2,000,000	$ 1,948,405
Series C
5.00%, due 5/15/29	5,000,000	5,361,323
Series G
5.50%, due 5/15/38	1,000,000	1,128,508
Series G
5.50%, due 5/15/39	1,375,000	1,544,025
Series G
5.50%, due 5/15/40	4,000,000	4,469,094
Series H
5.50%, due 5/15/47	4,100,000	4,483,560
Foothill-Eastern Transportation Corridor Agency, Revenue Bonds
Series A, Insured: AGM
5.50%, due 1/15/31 (b)	2,000,000	2,289,863
Foothill-Eastern Transportation Corridor Agency, Revenue Bonds, Senior Lien
Series A
4.00%, due 1/15/46	5,270,000	5,157,318
New York Transportation Development Corp., JFK NTO LLC, Revenue Bonds
Insured: AGM
5.00%, due 6/30/54 (d)	2,500,000	2,597,136
Norman Y Mineta San Jose International Airport SJC, Revenue Bonds
Series A
5.00%, due 3/1/30 (d)	1,855,000	1,984,752
Oklahoma Turnpike Authority, Revenue Bonds
5.50%, due 1/1/53	5,000,000	5,526,150
Ontario International Airport Authority, Revenue Bonds
Series A, Insured: AGM
4.00%, due 5/15/51	2,000,000	1,998,029
Port of Oakland, Revenue Bonds (d)
Series H
5.00%, due 5/1/29	5,000	5,469
Series H
5.00%, due 5/1/29	1,895,000	2,017,999
San Diego County Regional Airport Authority, Revenue Bonds, Senior Lien (d)
Series B
5.00%, due 7/1/48	2,000,000	2,123,692
Series B
5.25%, due 7/1/36	3,370,000	3,756,243
Series B
5.25%, due 7/1/58	6,000,000	6,447,557
San Francisco City & County Airport Commission, San Francisco International Airport, Revenue Bonds, Second Series (d)
Series E
5.00%, due 5/1/50	3,460,000	3,542,464
Series A
5.25%, due 5/1/40	1,715,000	1,899,432

	Principal Amount	Value
Long-Term Municipal Bonds
Transportation
San Francisco City & County Airport Commission, San Francisco International Airport, Revenue Bonds, Second Series (d)
Series A
5.25%, due 5/1/43	$ 7,500,000	$ 8,205,954
Series A
5.25%, due 5/1/44	7,500,000	8,195,425
Series C
5.75%, due 5/1/48	14,300,000	16,061,480
San Joaquin Hills Transportation Corridor Agency, Revenue Bonds, Junior Lien
Series B
5.25%, due 1/15/44	9,750,000	9,808,669
Series B
5.25%, due 1/15/49	1,915,000	1,925,714
		147,049,739
Utilities 4.5%
City of Riverside, Electric, Revenue Bonds
Series A
5.00%, due 10/1/41	550,000	632,688
Series A
5.00%, due 10/1/42	515,000	589,979
Guam Power Authority, Revenue Bonds
Series A
5.00%, due 10/1/27	1,230,000	1,284,935
Series A
5.00%, due 10/1/33	1,000,000	1,041,825
Series A
5.00%, due 10/1/40	1,000,000	1,031,457
Modesto Irrigation District, Electric System, Revenue Bonds
Series A
5.00%, due 10/1/40	1,690,000	1,717,502
Puerto Rico Electric Power Authority, Revenue Bonds
Series UU, Insured: AGC
4.25%, due 7/1/27	460,000	450,498
Series XX
5.25%, due 7/1/40 (e)(f)	1,000,000	540,000
Sacramento Municipal Utility District, Revenue Bonds
Series H
5.00%, due 8/15/38	4,340,000	4,837,018
Series M
5.00%, due 11/15/44	750,000	854,762
Series M
5.00%, due 11/15/45	2,000,000	2,271,246
Series M
5.00%, due 11/15/49	2,000,000	2,248,462
San Francisco City & County Public Utilities Commission, Power, Revenue Bonds
Series A
4.00%, due 11/1/45	1,920,000	1,936,631

	Principal Amount	Value
Long-Term Municipal Bonds
Utilities
Southern California Public Power Authority, Southern Transmissional System Renewal Project, Revenue Bonds
Series A-1
5.25%, due 7/1/53	$ 17,500,000	$ 19,790,440
Southern California Public Power Authority, Transmission Syetem Renewal, Revenue Bonds
Series 1
5.25%, due 7/1/46	5,855,000	6,770,112
Series 1
5.25%, due 7/1/49	7,500,000	8,618,477
		54,616,032
Water & Sewer 8.1%
California Infrastructure & Economic Development Bank, Clean Water and Drinking Water, Revenue Bonds
4.00%, due 10/1/40	3,500,000	3,649,530
4.00%, due 10/1/45	5,250,000	5,341,769
City of Oxnard, Wastewater, Revenue Bonds
Insured: BAM
4.00%, due 6/1/32	1,920,000	1,976,821
Insured: BAM
4.00%, due 6/1/34	2,080,000	2,129,969
Insured: BAM
5.00%, due 6/1/30	1,340,000	1,443,109
City of San Francisco, Public Utilities Commission Water, Revenue Bonds
Series B
5.25%, due 11/1/48	3,945,000	4,482,247
Series B
5.25%, due 11/1/52	2,500,000	2,820,693
East Bay Municipal Utility District, Water System, Revenue Bonds
Series A
5.00%, due 6/1/37	3,000,000	3,471,737
Series A
5.00%, due 6/1/38	1,800,000	2,073,629
Series A
5.00%, due 6/1/49	3,500,000	3,725,687
Series A
5.00%, due 6/1/49	5,000,000	5,581,441
Guam Government Waterworks Authority, Water and Wastewater System, Revenue Bonds
Series A
5.00%, due 1/1/50	2,500,000	2,581,722
Los Angeles Department of Water & Power, Water System, Revenue Bonds
Series C
5.00%, due 7/1/40	2,000,000	2,200,305
Series C
5.00%, due 7/1/41	1,035,000	1,168,792
Series B
5.00%, due 7/1/46	1,575,000	1,716,162
Series A
5.00%, due 7/1/49	1,000,000	1,108,340

	Principal Amount	Value
Long-Term Municipal Bonds
Water & Sewer
Metropolitan Water District of Southern California, Waterworks, Revenue Bonds
Series A
5.00%, due 10/1/45	$ 510,000	$ 549,372
Series A
5.00%, due 10/1/46	3,500,000	3,848,603
Oxnard Financing Authority, Waste Water, Revenue Bonds
Insured: AGM
5.00%, due 6/1/34	1,000,000	1,001,230
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds
Series B
5.00%, due 7/1/33 (a)	1,330,000	1,400,592
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds, Senior Lien (a)
Series 2020A
5.00%, due 7/1/35	8,000,000	8,348,970
Series A
5.00%, due 7/1/37	4,800,000	5,052,986
Series A
5.00%, due 7/1/47	16,295,000	16,544,309
San Diego County Water Authority, Revenue Bonds
Series A
5.00%, due 5/1/52	2,065,000	2,274,859
San Diego Public Facilities Financing Authority, Sewer Utility, Revenue Bonds
Series A
5.00%, due 5/15/43 (g)	1,525,000	1,745,098
San Francisco City & County Public Utilities Commission, Wastewater, Revenue Bonds
Series A
1.00%, due 10/1/25	10,000,000	9,673,241
Santa Margarita-Dana Point Authority, Water District Improvement, Revenue Bonds
4.00%, due 8/1/36	2,025,000	2,069,432
		97,980,645
Total Long-Term Municipal Bonds (Cost $1,110,529,866)		1,147,898,800
Short-Term Municipal Notes 0.1%
Utility 0.1%
Los Angeles Department of Water & Power, Power System, Revenue Bonds
Series B-3
3.88%, due 7/1/34 (h)	1,400,000	1,400,000
Total Short-Term Municipal Notes (Cost $1,400,000)		1,400,000
Total Municipal Bonds (Cost $1,111,929,866)		1,149,298,800

	Shares	Value
Short-Term Investment 4.1%
Unaffiliated Investment Company 4.1%
BlackRock Liquidity Funds MuniCash, 3.492% (i)	50,099,132	$ 50,104,142
Total Short-Term Investment (Cost $50,104,142)		50,104,142
Total Investments (Cost $1,162,034,008)	99.1%	1,199,402,942
Other Assets, Less Liabilities	0.9	10,886,548
Net Assets	100.0%	$ 1,210,289,490

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Step coupon—Rate shown was the rate in effect as of July 31, 2024.
(c)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of July 31, 2024.
(d)	Interest on these securities was subject to alternative minimum tax.
(e)	Issue in default.
(f)	Issue in non-accrual status.
(g)	Delayed delivery security.
(h)	Variable-rate demand notes (VRDNs)—Provide the right to sell the security at face value on either that day or within the rate-reset period. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description. The maturity date shown is the final maturity.
(i)	Current yield as of July 31, 2024.
Futures Contracts
As of July 31, 2024, the Fund held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Long Contracts
U.S. Treasury 5 Year Notes	220	September 2024	$ 23,521,578	$ 23,735,938	$ 214,360
Short Contracts
U.S. Treasury 10 Year Notes	(315)	September 2024	(34,079,235)	(35,220,938)	(1,141,703)
Net Unrealized Depreciation					$ (927,343)

1.	As of July 31, 2024, cash in the amount of $444,100 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of July 31, 2024.
Abbreviation(s):
AGC—Assured Guaranty Corp.
AGM—Assured Guaranty Municipal Corp.
BAM—Build America Mutual Assurance Co.

CR—Custodial Receipts
HUD—Housing and Urban Development
NATL-RE—National Public Finance Guarantee Corp.
The following is a summary of the fair valuations according to the inputs used as of July 31, 2024, for valuing the Fund’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Municipal Bonds
Long-Term Municipal Bonds	$ —	$ 1,147,898,800	$ —	$ 1,147,898,800
Short-Term Municipal Notes	—	1,400,000	—	1,400,000
Total Municipal Bonds	—	1,149,298,800	—	1,149,298,800
Short-Term Investment
Unaffiliated Investment Company	50,104,142	—	—	50,104,142
Total Investments in Securities	50,104,142	1,149,298,800	—	1,199,402,942
Other Financial Instruments
Futures Contracts (b)	214,360	—	—	214,360
Total Investments in Securities and Other Financial Instruments	$ 50,318,502	$ 1,149,298,800	$ —	$ 1,199,617,302
Liability Valuation Inputs
Other Financial Instruments
Futures Contracts (b)	$ (1,141,703)	$ —	$ —	$ (1,141,703)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

NYLI MacKay Colorado Muni Fund
Portfolio of Investments July 31, 2024†^(Unaudited)
	Principal Amount	Value
Municipal Bonds 97.6%
Long-Term Municipal Bonds 97.6%
Certificate of Participation/Lease 16.7%
City & County of Denver, Convention Expansion Project, Certificate of Participation
Series A
5.00%, due 6/1/30	$ 1,500,000	$ 1,551,952
City & County of Denver, Wellington E. Webb Municipal Office Building, Certificate of Participation
5.00%, due 12/1/36	1,000,000	1,145,396
5.00%, due 12/1/37	1,715,000	1,959,133
City of Fort Lupton, Certificate of Participation
5.00%, due 12/1/33	500,000	542,552
City of Westminster, Municipal Courthouse Project, Certificate of Participation
5.00%, due 12/1/37	500,000	566,863
Colorado Higher Education, Certificate of Participation
Series A
5.00%, due 11/1/26	1,690,000	1,766,390
Douglas County Libraries, Certificate of Participation
5.00%, due 12/1/27	1,570,000	1,579,134
Foothills Park & Recreation District, Certificate of Participation
4.00%, due 12/1/35	1,405,000	1,456,970
Insured: AGM
5.00%, due 12/1/26	1,380,000	1,415,026
Larimer Weld & Boulder County School District R-2J, Certificate of Participation
4.50%, due 12/1/26	750,000	752,833
Rangeview Library District, Certificate of Participation
Insured: AGM
5.00%, due 12/15/27	1,515,000	1,556,145
Regional Transportation District, Certificate of Participation
Series A
5.00%, due 6/1/26	2,000,000	2,028,140
State of Colorado, Certificate of Participation
Series A
4.00%, due 12/15/35	1,000,000	1,034,171
Series M
5.00%, due 3/15/31	2,000,000	2,121,107
Town of Frisco Finance Authority (The), Town of Frisco, Certificate of Participation
5.00%, due 12/1/37	750,000	828,733
Town of Telluride, Certificate of Participation
5.00%, due 12/1/43	945,000	1,033,366
		21,337,911
Education 5.2%
Colorado Educational & Cultural Facilities Authority, University of Denver, Revenue Bonds
Insured: NATL-RE
5.25%, due 3/1/26	1,000,000	1,032,925
Colorado School of Mines, Revenue Bonds
Series C
5.00%, due 12/1/38	700,000	793,328
Series A, Insured: State Higher Education Intercept Program
5.00%, due 12/1/43	1,000,000	1,112,406

	Principal Amount	Value
Long-Term Municipal Bonds
Education
University of Colorado, Revenue Bonds
Series A
5.00%, due 6/1/29	$ 2,620,000	$ 2,663,491
University of Northern Colorado, Revenue Bonds
Series A, Insured: State Higher Education Intercept Program
5.00%, due 6/1/25	1,000,000	1,001,285
		6,603,435
General 2.2%
Adams County School District No. 1, Certificate of Participation
Insured: BAM
5.00%, due 12/1/33	1,165,000	1,334,008
Insured: BAM
5.00%, due 12/1/36	1,335,000	1,506,106
		2,840,114
General Obligation 34.4%
Adams & Weld Counties School District No. 27J, Unlimited General Obligation
Series A, Insured: State Aid Withholding
5.00%, due 12/1/24	2,000,000	2,002,993
Insured: State Aid Withholding
5.00%, due 12/1/25	1,000,000	1,006,521
Insured: State Aid Withholding
5.00%, due 12/1/42	3,400,000	3,531,322
Adams 12 Five Star Schools, Unlimited General Obligation
Series B, Insured: State Aid Withholding
5.00%, due 12/15/29	1,000,000	1,047,153
Insured: State Aid Withholding
5.50%, due 12/15/31	1,000,000	1,102,196
Arapahoe County Water & Wastewater Public Improvement District, Unlimited General Obligation
5.00%, due 12/1/25	1,020,000	1,026,651
Basalt & Rural Fire Protection District, Unlimited General Obligation
Series A
5.00%, due 12/1/40	750,000	840,664
Boulder Larimer & Weld Counties, St. Vrain Valley School District Re-1J, Unlimited General Obligation
Series C, Insured: State Aid Withholding
5.00%, due 12/15/28	2,000,000	2,098,060
Boulder Valley School District No. Re-2, Unlimited General Obligation
Insured: State Aid Withholding
5.00%, due 12/1/36	2,500,000	2,885,316
Central Colorado Water Conservancy District, Limited Tax, Limited General Obligation
5.00%, due 12/1/24	1,185,000	1,186,733
Commonwealth of Puerto Rico, Unlimited General Obligation
Series A-1
4.00%, due 7/1/41	1,370,000	1,289,438
Denver City & County School District No. 1, Unlimited General Obligation
Series B, Insured: State Aid Withholding
5.00%, due 12/1/25	2,000,000	2,012,975

	Principal Amount	Value
Long-Term Municipal Bonds
General Obligation
Eagle County School District No. Re-50J, Unlimited General Obligation
Insured: State Aid Withholding
5.00%, due 12/1/29	$ 1,000,000	$ 1,047,772
Insured: State Aid Withholding
5.00%, due 12/1/40	1,750,000	1,983,934
El Paso County School District No. 20, Unlimited General Obligation
Insured: State Aid Withholding
5.00%, due 12/15/29	2,255,000	2,363,975
Fremont County School District No. Re 001, Unlimited General Obligation
Insured: State Aid Withholding
5.00%, due 12/1/41	500,000	557,884
Gunnison Watershed School District No. Re-1J, Unlimited General Obligation
Insured: State Aid Withholding
5.00%, due 12/1/40	1,100,000	1,233,003
Jefferson County School District R-1, Unlimited General Obligation
Insured: State Aid Withholding
5.00%, due 12/15/31	2,600,000	2,803,953
Larimer County School District No. R1, Unlimited General Obligation
Insured: State Aid Withholding
5.00%, due 12/15/30	1,000,000	1,082,295
Larimer Weld & Boulder County School District R-2J, Unlimited General Obligation
Insured: State Aid Withholding
4.25%, due 12/15/24	1,500,000	1,501,187
Insured: State Aid Withholding
5.00%, due 12/15/34	520,000	560,642
Insured: State Aid Withholding
5.00%, due 12/15/35	3,375,000	3,627,907
Mesa County School District No. 50, Unlimited General Obligation
Insured: State Aid Withholding
5.00%, due 12/1/41	425,000	468,867
Insured: State Aid Withholding
5.00%, due 12/1/42	370,000	406,493
Park County School District No. 1, Unlimited General Obligation
Insured: State Aid Withholding
5.00%, due 12/1/43	700,000	774,150
Pueblo City Schools, Unlimited General Obligation
Insured: State Aid Withholding
5.00%, due 12/15/38	1,000,000	1,080,670
Pueblo County School District No. 70, Unlimited General Obligation
Series A, Insured: State Aid Withholding
4.00%, due 12/1/33	1,500,000	1,566,802
San Miguel County School District R-1, Unlimited General Obligation
Insured: State Aid Withholding
5.00%, due 12/1/41	1,000,000	1,124,230
Weld County School District No. RE-4, Unlimited General Obligation
Insured: State Aid Withholding
5.00%, due 12/1/39	1,655,000	1,873,840
		44,087,626

	Principal Amount	Value
Long-Term Municipal Bonds
Hospital 6.5%
Colorado Health Facilities Authority, National Jewish Health, Revenue Bonds
4.00%, due 1/1/39	$ 1,200,000	$ 1,201,814
Colorado Health Facilities Authority, Sanford Obligated Group, Revenue Bonds
Series A
5.00%, due 11/1/28	1,000,000	1,072,109
Series A
5.00%, due 11/1/32	1,000,000	1,080,038
Series A
5.00%, due 11/1/34	2,165,000	2,341,371
Southeast Colorado Hospital District, Revenue Bonds
5.00%, due 2/1/25	2,700,000	2,698,420
		8,393,752
Other Revenue 20.4%
City & County of Denver, Pledged Excise Tax, Revenue Bonds
Series A
4.00%, due 8/1/36	1,000,000	1,037,936
Series A
5.00%, due 8/1/42	2,000,000	2,045,365
City of Colorado Springs, Utilities System, Revenue Bonds
Series A
5.00%, due 11/15/27	1,000,000	1,025,315
Series B
5.00%, due 11/15/33	450,000	515,256
Series B
5.00%, due 11/15/34	450,000	515,254
Series B
5.00%, due 11/15/38	1,000,000	1,139,924
Series A
5.00%, due 11/15/39	1,500,000	1,703,946
Series B
5.00%, due 11/15/39	1,000,000	1,135,964
City of Commerce City, Sales & Use Tax, Revenue Bonds
Insured: BAM
5.00%, due 8/1/26	1,000,000	1,019,468
City of Fort Collins, Electric Utility Enterprise, Revenue Bonds
5.00%, due 12/1/37	2,240,000	2,549,186
City of Grand Junction, Sales & Use Tax, Revenue Bonds
5.00%, due 3/1/41	1,350,000	1,509,836
Denver Urban Renewal Authority, Stapleton Urban Redevelopment Area, Tax Allocation, Senior Lien
Series A-1
5.00%, due 12/1/25	2,600,000	2,602,723
Matching Fund Special Purpose Securitization Corp., Revenue Bonds
Series A
5.00%, due 10/1/39	1,280,000	1,332,243
Midcities Metropolitan District No. 2, Revenue Bonds
Insured: AGM
5.00%, due 12/1/31	2,365,000	2,597,243

	Principal Amount	Value
Long-Term Municipal Bonds
Other Revenue
Park Creek Metropolitan District, Revenue Bonds, Senior Lien
Series A, Insured: AGM
4.00%, due 12/1/35	$ 1,475,000	$ 1,508,513
Puerto Rico Sales Tax Financing Corp., Revenue Bonds
Series A-2
4.329%, due 7/1/40	1,495,000	1,486,956
Series A-1
4.55%, due 7/1/40	439,000	439,609
Sky Ranch Community Authority Board, Sky Ranch Metropolitan District No. 1, Revenue Bonds, Senior Lien
Series A
5.00%, due 12/1/49	2,000,000	2,001,352
		26,166,089
Transportation 5.5%
City & County of Denver, Airport System, Revenue Bonds (a)
Series A
4.25%, due 11/15/31	2,800,000	2,798,033
Series A
5.00%, due 12/1/31	2,500,000	2,621,650
E-470 Public Highway Authority, Revenue Bonds, Senior Lien
Series A
5.00%, due 9/1/35	1,500,000	1,647,368
		7,067,051
Water & Sewer 6.7%
City & County of Broomfield, Revenue Bonds
Insured: AGM-CR
5.00%, due 12/1/24	1,550,000	1,552,557
City of Arvada, Wastewater, Revenue Bonds
5.00%, due 12/1/35	1,090,000	1,259,090
City of Arvada, Water, Revenue Bonds
5.00%, due 12/1/35	1,355,000	1,563,030
City of Grand Junction, Joint Sewer System, Revenue Bonds
Insured: BAM
5.00%, due 12/1/41	485,000	541,147
Insured: BAM
5.00%, due 12/1/42	400,000	444,448
Insured: BAM
5.00%, due 12/1/43	840,000	928,979
Snake River Water District, Revenue Bonds
Insured: BAM
5.00%, due 3/1/39	2,000,000	2,233,806
		8,523,057
Total Municipal Bonds (Cost $124,617,562)		125,019,035

	Shares	Value
Short-Term Investment 1.8%
Unaffiliated Investment Company 1.8%
BlackRock Liquidity Funds MuniCash, 3.492% (b)	2,255,799	$ 2,256,025
Total Short-Term Investment (Cost $2,256,025)		2,256,025
Total Investments (Cost $126,873,587)	99.4%	127,275,060
Other Assets, Less Liabilities	0.6	816,428
Net Assets	100.0%	$ 128,091,488

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	Interest on these securities was subject to alternative minimum tax.
(b)	Current yield as of July 31, 2024.

Abbreviation(s):
AGM—Assured Guaranty Municipal Corp.
BAM—Build America Mutual Assurance Co.
CR—Custodial Receipts
NATL-RE—National Public Finance Guarantee Corp.
The following is a summary of the fair valuations according to the inputs used as of July 31, 2024, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Municipal Bonds
Long-Term Municipal Bonds	$ —	$ 125,019,035	$ —	$ 125,019,035
Short-Term Investment
Unaffiliated Investment Company	2,256,025	—	—	2,256,025
Total Investments in Securities	$ 2,256,025	$ 125,019,035	$ —	$ 127,275,060

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

NYLI MacKay High Yield Muni Bond Fund
Portfolio of Investments July 31, 2024†^(Unaudited)
	Principal Amount	Value
Municipal Bonds 97.1%
Long-Term Municipal Bonds 94.0%
Alabama 2.3%
Alabama Special Care Facilities Financing Authority, Methodist Home for the Aging, Revenue Bonds
Series 1
5.75%, due 6/1/45	$ 1,250,000	$ 1,177,621
Black Belt Energy Gas District, Gas Project No.7, Revenue Bonds
Series C-2
3.96%, due 10/1/52	27,720,000	27,192,951
Cooper Green Mercy Health Services Authority, County of Jefferson Indigent Care Fund, Revenue Bonds
Series A
5.25%, due 9/1/42	4,950,000	5,336,869
County of Jefferson, Sewer, Revenue Bonds
5.25%, due 10/1/40	5,000,000	5,555,712
5.25%, due 10/1/41	5,000,000	5,531,005
5.25%, due 10/1/42	6,250,000	6,875,583
5.25%, due 10/1/43	6,250,000	6,859,392
5.25%, due 10/1/45	8,000,000	8,727,334
5.25%, due 10/1/49	22,300,000	24,099,869
5.50%, due 10/1/53	2,100,000	2,299,762
Homewood Educational Building Authority, CHF - Horizons II LLC, Revenue Bonds
Series C
5.00%, due 10/1/56	1,000,000	1,007,079
Hoover Industrial Development Board, United States Steel Corp., Green Bond, Revenue Bonds
6.375%, due 11/1/50 (a)(b)	3,140,000	3,517,245
Lower Alabama Gas District (The), Gas Project, Revenue Bonds
Series A
5.00%, due 9/1/46	17,360,000	19,051,117
Mobile County Industrial Development Authority, AM/NS Calvert LLC Project, Revenue Bonds
Series A
5.00%, due 6/1/54 (a)	16,000,000	16,396,272
Montgomery Educational Building Authority, Faulkner University, Revenue Bonds
Series A
5.00%, due 10/1/43	4,780,000	4,779,675
Prichard Water Works & Sewer Board, Revenue Bonds
4.00%, due 11/1/49 (c)(d)	6,000,000	3,595,498
Southeast Energy Authority, A Cooperative District, Project No. 2, Revenue Bonds
Series B
4.00%, due 12/1/51 (b)	8,400,000	8,401,888
Tuscaloosa County Industrial Development Authority, Hunt Refining Project, Revenue Bonds
Series A
5.25%, due 5/1/44 (e)	63,405,000	64,196,364
		214,601,236
Alaska 0.2%
Alaska Industrial Development & Export Authority, Dena' Nena' Henash, Revenue Bonds
Series A
4.00%, due 10/1/49	15,440,000	14,302,234

	Principal Amount	Value
Long-Term Municipal Bonds
Alaska
Alaska Industrial Development & Export Authority, Interior Gas Utility Project, Revenue Bonds
Series A
5.00%, due 6/1/40	$ 1,795,000	$ 1,841,237
Series A
5.00%, due 6/1/50	3,485,000	3,485,393
		19,628,864
Arizona 1.4%
Arizona Industrial Development Authority, GreatHearts Arizona Project, Revenue Bonds
Series A, Insured: SD CRED PROG
3.00%, due 7/1/46	4,265,000	3,313,329
Series A, Insured: SD CRED PROG
3.00%, due 7/1/52	9,525,000	7,002,282
Arizona Industrial Development Authority, Provident Group, NCCU Properties LLC, Central University Project, Revenue Bonds
Series A, Insured: BAM
4.00%, due 6/1/44	2,500,000	2,426,708
Arizona Industrial Development Authority, Equitable School Revolving Fund LLC, Revenue Bonds
Series A
4.00%, due 11/1/45	5,470,000	5,278,158
Series A
4.00%, due 11/1/46	1,000,000	958,445
Series A
4.00%, due 11/1/49	4,865,000	4,541,542
Series A
4.00%, due 11/1/51	3,405,000	3,171,525
Series A
4.25%, due 11/1/52	2,000,000	1,934,046
Arizona Industrial Development Authority, University of Indianapolis, Health Pavilion Project, Revenue Bonds
Series A
4.00%, due 10/1/49	1,000,000	842,458
Series A
5.00%, due 10/1/45	1,875,000	1,884,026
Arizona Industrial Development Authority, Macombs Facility Project, Revenue Bonds
Series A
4.00%, due 7/1/51	3,000,000	2,751,520
Series A
4.00%, due 7/1/61	1,830,000	1,625,042
Arizona Industrial Development Authority, Jerome Facility Project, Revenue Bonds
Series B
4.00%, due 7/1/51	1,420,000	1,302,386
Series B
4.00%, due 7/1/61	1,000,000	888,001
Arizona Industrial Development Authority, Odyssey Preparatory Academy, Inc. (The), Revenue Bonds (e)
Series A
4.75%, due 7/1/29	2,290,000	2,317,260
5.00%, due 7/1/54	2,000,000	1,873,414
Arizona Industrial Development Authority, Idaho State Tax Commission, Linder Village Project, Revenue Bonds
5.00%, due 6/1/31 (e)	3,400,000	3,429,074

	Principal Amount	Value
Long-Term Municipal Bonds
Arizona
Arizona Industrial Development Authority, Arizona Agribusiness and Equine Center, Inc., Revenue Bonds (e)
Series B
5.00%, due 3/1/37	$ 3,030,000	$ 3,047,915
Series B
5.00%, due 3/1/42	3,185,000	3,148,171
Arizona Industrial Development Authority, Provident Group-NCCU Properties LLC, Revenue Bonds
Series A, Insured: BAM
5.00%, due 6/1/49	2,650,000	2,712,895
Series A, Insured: BAM
5.00%, due 6/1/54	2,850,000	2,904,520
Arizona Industrial Development Authority, Somerset Academy of Las Vegas Lone Mountain Campus, Revenue Bonds
Series A
5.00%, due 12/15/49 (e)	1,900,000	1,851,899
Arizona Industrial Development Authority, Mater Academy of Nevada, Bonanza Campus Project, Revenue Bonds
Series A
5.00%, due 12/15/50 (e)	1,500,000	1,452,932
Arizona Industrial Development Authority, Provident Group, Eastern Michigan University Parking Project, Revenue Bonds
5.00%, due 5/1/51 (c)(d)	1,000,000	550,000
Arizona Industrial Development Authority, Revenue Bonds
Series C
6.00%, due 7/1/29 (e)	2,700,000	2,650,488
Arizona Industrial Development Authority, American Charter Schools Foundation, Revenue Bonds (e)
6.00%, due 7/1/37	2,785,000	2,887,087
6.00%, due 7/1/47	7,010,000	7,188,161
City of Phoenix, Downtown Phoenix Student Housing LLC, Revenue Bonds
Series A
5.00%, due 7/1/37	1,000,000	1,029,895
City of Phoenix, Basis Schools Project, Revenue Bonds (e)
Series A
5.00%, due 7/1/45	1,000,000	1,000,756
Series A
5.00%, due 7/1/46	3,820,000	3,821,160
City of Phoenix, Downtown Phoenix Student Housing II LLC, Revenue Bonds
Series A
5.00%, due 7/1/59	2,200,000	2,213,591
City of Phoenix, Espiritu Community Development Corp., Revenue Bonds
Series A
6.25%, due 7/1/36	795,000	783,808
Glendale Industrial Development Authority, Midwestern University Foundation, Revenue Bonds
Series A
2.125%, due 7/1/33 (a)	2,000,000	1,628,706
Glendale Industrial Development Authority, People of Faith, Inc. Obligated Group, Revenue Bonds
Series A
5.00%, due 5/15/56	8,150,000	7,472,054
Industrial Development Authority of the County of Pima (The), American Leadership Academy Project, Revenue Bonds (e)
4.00%, due 6/15/51	8,400,000	6,864,950
4.00%, due 6/15/57	1,000,000	801,235
5.625%, due 6/15/45	3,685,000	3,701,859

	Principal Amount	Value
Long-Term Municipal Bonds
Arizona
Industrial Development Authority of the County of Pima (The), Charter Schools Project, Revenue Bonds
Series Q
5.375%, due 7/1/31	$ 935,000	$ 935,212
Maricopa County Industrial Development Authority, Legacy Traditional School Project, Revenue Bonds
Series A
4.00%, due 7/1/51 (e)	530,000	472,483
Maricopa County Industrial Development Authority, Legacy Traditional Schools Project, Revenue Bonds
Series A
4.00%, due 7/1/56 (e)	1,220,000	1,062,037
Maricopa County Industrial Development Authority, Horizon Community Learning Center, Revenue Bonds
5.00%, due 7/1/35	3,000,000	3,034,829
Maricopa County Pollution Control Corp., El Paso Electric Co. Project, Revenue Bonds
Series B
3.60%, due 4/1/40	8,650,000	7,944,190
Pinal County Industrial Development Authority, WOF SW GGP 1 LLC, Revenue Bonds (a)(f)
Series A
5.50%, due 10/1/33 (e)	7,673,000	7,580,089
Series B
5.50%, due 10/1/33	2,000,000	1,975,782
		126,255,920
Arkansas 0.9%
Arkansas Development Finance Authority, Washington Regional Medical Center, Revenue Bonds
4.00%, due 2/1/42	3,150,000	2,903,871
Arkansas Development Finance Authority, Baptist Health, Revenue Bonds
4.00%, due 12/1/44	650,000	630,972
Arkansas Development Finance Authority, Big River Steel Project, Revenue Bonds (a)(e)
4.50%, due 9/1/49	55,600,000	54,974,723
Series A
4.75%, due 9/1/49	16,950,000	16,996,765
Arkansas Development Finance Authority, United States Steel Corp., Revenue Bonds
5.70%, due 5/1/53 (a)	7,900,000	8,309,809
		83,816,140
California 6.9%
Alameda Corridor Transportation Authority, Revenue Bonds
Series A, Insured: NATL-RE
(zero coupon), due 10/1/35	3,440,000	2,290,240
Bassett Unified School District, Capital Appreciation, Election 2004, Unlimited General Obligation
Series C, Insured: NATL-RE
(zero coupon), due 8/1/41	2,050,000	982,692
Series C, Insured: NATL-RE
(zero coupon), due 8/1/42	2,000,000	911,076
California Community Choice Financing Authority, Clean Energy Project, Revenue Bonds
Series C
5.25%, due 1/1/54 (b)	5,350,000	5,737,147

	Principal Amount	Value
Long-Term Municipal Bonds
California
California Community Housing Agency, Summit at Sausalito Apartments, Revenue Bonds
Series A-1
3.00%, due 2/1/57 (e)	$ 3,500,000	$ 2,522,960
California Community Housing Agency, Essential Housing, Revenue Bonds, Senior Lien
Series A-1
4.00%, due 2/1/56 (e)	36,500,000	31,099,409
California Community Housing Agency, Essential Housing, Serenity at Larkspur Apartments, Revenue Bonds
Series A
5.00%, due 2/1/50 (e)	3,895,000	2,928,941
California Enterprise Development Authority, Provident Group-Pomona Properties LLC, Revenue Bonds
Series A
5.00%, due 1/15/39	650,000	704,538
Series A
5.00%, due 1/15/45	1,000,000	1,052,154
California Health Facilities Financing Authority, CommonSpirit Health, Revenue Bonds
Series A
4.00%, due 4/1/49	7,255,000	7,046,412
California Health Facilities Financing Authority, Children's Hospital Los Angeles Obligated Group, Revenue Bonds
Series A
5.00%, due 8/15/47	5,215,000	5,331,839
California Infrastructure & Economic Development Bank, Equitable School Revolving Fund LLC Obligated Group, Revenue Bonds
Series B
4.00%, due 11/1/46	3,060,000	2,975,634
California Infrastructure & Economic Development Bank, WFCS Portfolio Projects, Revenue Bonds
Series A-1
5.00%, due 1/1/55 (e)	3,225,000	3,180,198
California Municipal Finance Authority, Ochard Park Student Housing Project, Revenue Bonds
Insured: BAM
3.00%, due 5/15/51	3,095,000	2,386,158
Insured: BAM
3.00%, due 5/15/54	1,500,000	1,125,463
California Municipal Finance Authority, LINXS APM Project, Revenue Bonds, Senior Lien (a)
Series A, Insured: AGM
3.25%, due 12/31/32	3,910,000	3,665,795
Series A, Insured: AGM
3.50%, due 12/31/35	2,055,000	1,928,525
Series A, Insured: AGM
4.00%, due 12/31/47	9,380,000	8,945,309
Series A
5.00%, due 12/31/43	5,745,000	5,848,889
California Municipal Finance Authority, Republic Services, Inc., Revenue Bonds (a)(b)
Series A
3.875%, due 3/1/54	15,500,000	15,638,855
Series B
4.15%, due 7/1/51	4,000,000	4,003,550
Series A
4.375%, due 9/1/53	3,750,000	3,930,814

	Principal Amount	Value
Long-Term Municipal Bonds
California
California Municipal Finance Authority, United Airlines, Inc. Project, Revenue Bonds
4.00%, due 7/15/29 (a)	$ 18,575,000	$ 18,582,982
California Municipal Finance Authority, HumanGood California Obligated Group, Revenue Bonds
4.00%, due 10/1/49	1,785,000	1,682,044
California Municipal Finance Authority, William Jessup University, Revenue Bonds (e)
5.00%, due 8/1/28	975,000	955,316
5.00%, due 8/1/48	2,675,000	2,288,710
California Municipal Finance Authority, Charter School, Palmdale Aerospace Academy Projects (The), Revenue Bonds
Series A
5.00%, due 7/1/46 (e)	2,665,000	2,677,431
California Municipal Finance Authority, CHF-Davis I LLC, West Village Student Housing Project, Revenue Bonds
Insured: BAM
5.00%, due 5/15/48	19,250,000	19,883,995
Insured: BAM
5.00%, due 5/15/51	19,275,000	19,861,249
California Municipal Finance Authority, Healthright 360, Revenue Bonds
Series A
5.00%, due 11/1/49 (e)	2,000,000	1,836,093
California Municipal Finance Authority, Baptist University, Revenue Bonds
Series A
5.375%, due 11/1/40 (e)	3,000,000	3,033,159
California Pollution Control Financing Authority, Republic Services, Inc., Revenue Bonds (a)(b)(e)
Series A-1
4.10%, due 11/1/42	13,600,000	13,605,679
4.125%, due 7/1/43	22,705,000	22,705,266
California Public Finance Authority, Enso Village Project, Revenue Bonds (e)
Series B-2
2.375%, due 11/15/28	1,000,000	986,103
Series A
5.00%, due 11/15/46	750,000	704,851
California Public Finance Authority, California University of Science & Medicine Obligated Group, Revenue Bonds
Series A
6.25%, due 7/1/54 (e)	5,265,000	5,551,439
California Public Finance Authority, California University of Science & Medicine, Revenue Bonds
Series B
7.50%, due 7/1/36 (e)	8,420,000	8,476,042
California School Finance Authority, Granada Hills Charter High School Obligated Group, Revenue Bonds
Series A
4.00%, due 7/1/48 (e)	675,000	599,349
California School Finance Authority, Vista Charter Public Schools, Revenue Bonds (e)
Series A
4.00%, due 6/1/51	2,910,000	2,497,873
Series A
4.00%, due 6/1/61	1,015,000	836,060
California School Finance Authority, Hawking STEAM Charter Schools, Inc., Revenue Bonds
Series A
5.00%, due 7/1/42 (e)	1,360,000	1,392,655

	Principal Amount	Value
Long-Term Municipal Bonds
California
California School Finance Authority, High Tech High Learning Project, Revenue Bonds
Series A
5.00%, due 7/1/49 (e)	$ 3,000,000	$ 3,013,597
California School Finance Authority, Teach Public Schools, Revenue Bonds
Series A
5.00%, due 6/1/58 (e)	2,000,000	1,942,678
California School Finance Authority, Aspire Public Schools, Revenue Bonds
Series A
5.00%, due 8/1/59 (e)	1,800,000	1,808,005
California School Finance Authority, New Designs Charter School, Revenue Bonds
Series A
5.00%, due 6/1/64 (e)	1,800,000	1,812,470
California Statewide Communities Development Authority, Southern California Edison Co., Revenue Bonds
Series A
1.75%, due 9/1/29	7,200,000	6,396,839
California Statewide Communities Development Authority, Community Infrastructure Program, Special Assessment
Series 2021A
4.00%, due 9/2/41	1,000,000	947,378
Series A
4.00%, due 9/2/51	995,000	870,141
California Statewide Communities Development Authority, Methodist Hospital of Southern California, Revenue Bonds
4.375%, due 1/1/48	2,185,000	2,196,144
5.00%, due 1/1/48	7,150,000	7,442,706
California Statewide Communities Development Authority, Lancer Educational Student Housing Project, Revenue Bonds (e)
Series A
5.00%, due 6/1/36	2,250,000	2,286,483
Series A
5.00%, due 6/1/46	2,000,000	2,008,550
California Statewide Communities Development Authority, Loma Linda University Medical Center, Revenue Bonds (e)
Series A
5.00%, due 12/1/46	18,170,000	18,361,672
Series A
5.25%, due 12/1/56	3,970,000	4,015,569
California Statewide Communities Development Authority, Irvine Campus Apartments, Revenue Bonds
5.00%, due 5/15/50	2,000,000	2,025,380
California Statewide Communities Development Authority, Lancer Plaza Project, Revenue Bonds
5.625%, due 11/1/33	680,000	681,091
5.875%, due 11/1/43	435,000	435,557
California Statewide Communities Development Authority, California Baptist University, Revenue Bonds
Series A
6.375%, due 11/1/43 (e)	3,185,000	3,189,914
Cathedral City Public Financing Authority, Capital Appreciation, Tax Allocation
Series A, Insured: NATL-RE
(zero coupon), due 8/1/26	1,085,000	1,010,050
City of Los Angeles, Department of Airports, Revenue Bonds, Senior Lien
Series G
5.00%, due 5/15/47 (a)	6,000,000	6,349,992

	Principal Amount	Value
Long-Term Municipal Bonds
California
City of South San Francisco, Community Facilities District No. 2021-01, Special Tax
5.00%, due 9/1/52	$ 1,500,000	$ 1,540,473
CMFA Special Finance Agency VIII, Elan Huntington Beach, Revenue Bonds, Senior Lien
Series A-1
3.00%, due 8/1/56 (e)	1,500,000	1,076,230
CMFA Special Finance Agency XII, Allure Apartments, Revenue Bonds, Senior Lien
Series A-1
3.25%, due 2/1/57 (e)	5,500,000	4,148,274
County of Placer, Community Facilities District No. 2017-1, Area No. 1, Special Tax
3.00%, due 9/1/41	1,000,000	790,494
4.00%, due 9/1/51	3,270,000	2,937,106
CSCDA Community Improvement Authority, Pasadena Portfolio, Revenue Bonds, Senior Lien
Series A-2
3.00%, due 12/1/56 (e)	2,750,000	2,002,145
CSCDA Community Improvement Authority, Theo Pasadena, Revenue Bonds, Senior Lien
Series A-2
3.25%, due 5/1/57 (e)	11,100,000	8,084,411
CSCDA Community Improvement Authority, Oceanaire Long Beach, Revenue Bonds
Series A-2
4.00%, due 9/1/56 (e)	10,060,000	8,000,654
CSCDA Community Improvement Authority, Altana Glendale, Revenue Bonds
Series A-2
4.00%, due 10/1/56 (e)	9,100,000	7,306,060
CSCDA Community Improvement Authority, Escondido Portfolio, Revenue Bonds, Senior Lien
Series A-2
4.00%, due 6/1/58 (e)	4,750,000	3,764,392
Foothill-Eastern Transportation Corridor Agency, Revenue Bonds
Series B-2, Insured: AGM-CR
3.50%, due 1/15/53	13,265,000	11,984,645
Foothill-Eastern Transportation Corridor Agency, Revenue Bonds, Junior Lien
Series C, Insured: AGM-CR
4.00%, due 1/15/43	16,904,000	17,124,766
Foothill-Eastern Transportation Corridor Agency, Revenue Bonds, Senior Lien
Series A
4.00%, due 1/15/46	27,304,000	26,720,191
Series A, Insured: AGM-CR
4.00%, due 1/15/46	27,795,000	27,789,027
Golden State Tobacco Securitization Corp., Asset-Backed, Revenue Bonds
Series B-2
(zero coupon), due 6/1/66 (g)	434,880,000	50,164,321
Golden State Tobacco Securitization Corp., Tobacco Settlement, Revenue Bonds
Series B-1
3.85%, due 6/1/50	1,110,000	1,056,239
Hastings Campus Housing Finance Authority, Green Bond, Revenue Bonds, Senior Lien (e)
Series A
5.00%, due 7/1/45	12,080,000	11,818,819
Series A
5.00%, due 7/1/61	58,400,000	55,663,697

	Principal Amount	Value
Long-Term Municipal Bonds
California
Inland Empire Tobacco Securitization Corp., Revenue Bonds
Series D
(zero coupon), due 6/1/57	$ 246,450,000	$ 21,353,857
Northern California Gas Authority No. 1, Gas Project, Revenue Bonds
Series B
4.467%, due 7/1/27	17,240,000	17,249,577
Riverside County Transportation Commission, Revenue Bonds, Senior Lien
Series B-1
3.00%, due 6/1/49	1,945,000	1,511,255
Rohnerville School District, Election 2010, Unlimited General Obligation
Series B, Insured: AGM
(zero coupon), due 8/1/42	1,000,000	469,030
Series B, Insured: AGM
(zero coupon), due 8/1/47	1,000,000	364,234
San Diego County Regional Airport Authority, Revenue Bonds
Series B
4.00%, due 7/1/56 (a)	11,160,000	10,477,612
San Joaquin Hills Transportation Corridor Agency, Revenue Bonds, Senior Lien
Series A
4.00%, due 1/15/50	6,300,000	6,243,839
Santa Ana Unified School District, Capital Appreciation, Election 2008, Unlimited General Obligation
Series B, Insured: AGC
(zero coupon), due 8/1/47	24,400,000	8,093,997
Sierra Kings Health Care District, Unlimited General Obligation
5.00%, due 8/1/37	2,465,000	2,482,790
Stockton Unified School District, Capital Appreciation, Election 2008, Unlimited General Obligation
Series D, Insured: AGM
(zero coupon), due 8/1/42	8,780,000	4,172,403
Sutter Union High School District, Election 2008, Unlimited General Obligation
Series B
(zero coupon), due 6/1/50	16,010,000	2,555,306
Tobacco Securitization Authority of Southern California, San Diego County Tobacco Asset Securitization Corp., Asset-Backed, Revenue Bonds
Series B-2
(zero coupon), due 6/1/54	18,500,000	3,644,433
Tobacco Securitization Authority of Southern California, San Diego County Tobacco Asset Securitization Corp., Revenue Bonds
Series A
5.00%, due 6/1/48	1,250,000	1,287,019
West Contra Costa Healthcare District, Special Tax
3.00%, due 7/1/42	5,620,000	4,747,575
		635,811,981
Colorado 2.1%
3rd and Havana Metropolitan District, Tax Supported, Limited General Obligation
Series A
5.25%, due 12/1/49	2,250,000	1,969,168
Allison Valley Metropolitan District No. 2, Limited General Obligation
4.70%, due 12/1/47	2,500,000	2,156,698

	Principal Amount	Value
Long-Term Municipal Bonds
Colorado
Arkansas River Power Authority, Revenue Bonds
Series A
5.00%, due 10/1/38	$ 6,900,000	$ 7,099,420
Series A
5.00%, due 10/1/43	7,025,000	7,172,748
Broadway Park North Metropolitan District No. 2, Limited General Obligation (e)
5.00%, due 12/1/40	1,000,000	977,440
5.00%, due 12/1/49	1,000,000	956,242
Broadway Station Metropolitan District No. 2, Limited General Obligation
Series A
5.125%, due 12/1/48	3,000,000	2,498,358
Citadel on Colfax Business Improvement District, Revenue Bonds
Series A
5.35%, due 12/1/50	1,000,000	937,874
City & County of Denver, United Airlines, Inc., Project, Revenue Bonds
5.00%, due 10/1/32 (a)	6,800,000	6,800,853
City of Fruita Healthcare, Canyons Hospital & Medical Center Project, Revenue Bonds
Series A
5.50%, due 1/1/48 (e)	9,650,000	9,688,853
Colorado Educational & Cultural Facilities Authority, Denver School of Science & Technology, Inc., Revenue Bonds
Insured: BAM Moral Obligation State Intercept
3.00%, due 8/1/51	3,420,000	2,402,383
Colorado Educational & Cultural Facilities Authority, New Summit Academy, Revenue Bonds
Series A
4.00%, due 7/1/41 (e)	2,600,000	2,246,388
Colorado Educational & Cultural Facilities Authority, New Vision Chater School, Revenue Bonds
Series A, Insured: BAM Moral Obligation
4.00%, due 6/1/42	2,635,000	2,512,516
Series A, Insured: BAM Moral Obligation
4.00%, due 6/1/52	4,700,000	4,221,479
Series A, Insured: BAM Moral Obligation
4.00%, due 6/1/56	6,255,000	5,501,418
Colorado Health Facilities Authority, CommonSpirit Health, Revenue Bonds
Series A-2, Insured: BAM
3.25%, due 8/1/49	11,600,000	9,331,549
Series A-1
4.00%, due 8/1/44	4,750,000	4,592,932
Series A-2
4.00%, due 8/1/49	21,105,000	19,649,565
Series A-2
5.00%, due 8/1/44	11,425,000	11,881,903
Colorado Health Facilities Authority, Covenant Retirement Communities, Revenue Bonds
Series A
5.00%, due 12/1/35	3,500,000	3,520,737
Series A
5.00%, due 12/1/48	6,715,000	6,834,290

	Principal Amount	Value
Long-Term Municipal Bonds
Colorado
Colorado Health Facilities Authority, Mental Health Center of Denver Project, Revenue Bonds
Series A
5.75%, due 2/1/44	$ 5,330,000	$ 5,333,740
Copper Ridge Metropolitan District, Revenue Bonds
5.00%, due 12/1/39	3,750,000	3,636,249
Denver Health & Hospital Authority, 550 Acoma, Inc., Certificate of Participation
5.00%, due 12/1/48	1,755,000	1,713,322
Denver Health & Hospital Authority, Revenue Bonds
Series A
5.25%, due 12/1/45	4,250,000	4,252,112
E-470 Public Highway Authority, Revenue Bonds
Series B, Insured: NATL-RE
(zero coupon), due 9/1/25	245,000	236,276
Series B, Insured: NATL-RE
(zero coupon), due 9/1/29	4,510,000	3,771,254
Series B, Insured: NATL-RE
(zero coupon), due 9/1/30	500,000	402,212
Series B, Insured: NATL-RE
(zero coupon), due 9/1/35	2,245,000	1,319,090
Series B, Insured: NATL-RE
(zero coupon), due 9/1/37	1,170,000	620,449
Series A
(zero coupon), due 9/1/39	1,800,000	977,536
Series B, Insured: NATL-RE
(zero coupon), due 9/1/39	515,000	246,078
Series A
(zero coupon), due 9/1/40	3,450,000	1,767,500
Series A
(zero coupon), due 9/1/41	3,925,000	1,899,941
Eagle County Airport Terminal Corp., Airport Terminal Project, Revenue Bonds
Series B
5.00%, due 5/1/33 (a)	1,450,000	1,476,478
Evan's Place Metropolitan District, Limited General Obligation
Series A(3)
5.00%, due 12/1/50	2,660,000	2,499,463
Green Gables Metropolitan District No. 2, Limited General Obligation
Series A, Insured: BAM
5.125%, due 12/1/53	675,000	707,550
Series A, Insured: BAM
5.25%, due 12/1/58	575,000	603,676
Johnstown Plaza Metropolitan District, Limited General Obligation
4.25%, due 12/1/46	9,078,000	8,092,774
Jones District Community Authority Board, Revenue Bonds
Series A
(zero coupon), due 12/1/50 (f)	4,550,000	4,235,744
Karl's Farm Metropolitan District No. 2, Limited General Obligation
Series A(3)
5.625%, due 12/1/50 (e)	1,485,000	1,445,501

	Principal Amount	Value
Long-Term Municipal Bonds
Colorado
Mirabelle Metropolitan District No. 2, Limited General Obligation, Senior Lien
Series A
5.00%, due 12/1/39	$ 700,000	$ 702,233
Series A
5.00%, due 12/1/49	1,250,000	1,253,773
North Range Metropolitan District No. 3, Limited General Obligation
Series 2020A-3
5.25%, due 12/1/50	1,000,000	1,009,055
Park Creek Metropolitan District, Revenue Bonds, Senior Lien
Series A, Insured: AGM
4.00%, due 12/1/37	2,790,000	2,834,754
Series A, Insured: AGM
4.00%, due 12/1/46	10,000,000	9,613,283
Prairie Center Metropolitan District No. 3, Limited General Obligation
Series A
5.875%, due 12/15/46	2,125,000	2,290,907
Raindance Metropolitan District No. 2, Limited General Obligation
Series A
5.00%, due 12/1/49	2,500,000	2,377,258
Southglenn Metropolitan District, Special Revenue, Limited General Obligation
5.00%, due 12/1/46	2,100,000	2,002,938
Sterling Ranch Community Authority Board, Colorado Limited Tax Supported and Special Revenue Senior Bonds, Revenue Bonds
Series A
4.25%, due 12/1/50	1,250,000	1,148,993
Village Metropolitan District (The), Special Revenue and Limited Property Tax, Limited General Obligation
5.00%, due 12/1/40	750,000	755,579
Villages at Castle Rock Metropolitan District No. 6, Limited General Obligation
Series A
4.125%, due 12/1/51 (e)	17,949,000	16,107,422
		198,285,954
Connecticut 0.4%
City of New Haven, Unlimited General Obligation
Series A
4.00%, due 8/1/40	2,000,000	1,950,891
City of West Haven, Unlimited General Obligation
Insured: BAM
4.00%, due 9/15/41	1,130,000	1,128,390
Connecticut State Health & Educational Facilities Authority, University of Hartford (The), Revenue Bonds
Series N
4.00%, due 7/1/39	5,550,000	4,699,867
Series N
4.00%, due 7/1/49	4,000,000	3,048,488
Series N
5.00%, due 7/1/31	575,000	580,461
Series N
5.00%, due 7/1/32	575,000	579,710

	Principal Amount	Value
Long-Term Municipal Bonds
Connecticut
Connecticut State Health & Educational Facilities Authority, University of Hartford (The), Revenue Bonds
Series N
5.00%, due 7/1/33	$ 475,000	$ 478,064
Series N
5.00%, due 7/1/34	700,000	703,300
Connecticut State Health & Educational Facilities Authority, Jerome Home, Revenue Bonds
Series E
4.00%, due 7/1/51	1,250,000	1,015,279
Connecticut State Health & Educational Facilities Authority, Mary Wade Home Obligated Group, Revenue Bonds (e)
Series A-1
4.50%, due 10/1/34	2,350,000	2,117,643
Series A-1
5.00%, due 10/1/39	1,000,000	898,480
Connecticut State Health & Educational Facilities Authority, McLean Issue, Revenue Bonds
Series A
5.00%, due 1/1/30 (e)	500,000	498,572
Connecticut State Health & Educational Facilities Authority, University of New Haven, Inc., Revenue Bonds
Series K-3
5.00%, due 7/1/48	3,445,000	3,363,991
Connecticut State Health & Educational Facilities Authority, Griffin Health Obligated Group, Revenue Bonds
Series G-1
5.00%, due 7/1/50 (e)	1,750,000	1,630,644
Connecticut State Health & Educational Facilities Authority, Church Home of Hartford Obligated Group, Revenue Bonds
Series A
5.00%, due 9/1/53 (e)	2,235,000	2,002,319
Connecticut State Higher Education Supplement Loan Authority, Chesla Loan Program, Revenue Bonds
Series B, Insured: BAM
3.25%, due 11/15/35 (a)	4,315,000	3,884,529
Hartford Stadium Authority, Stadium Authority Lease, Revenue Bonds
Series A
5.00%, due 2/1/36	1,475,000	1,479,113
Steel Point Infrastructure Improvement District, Steelpointe Harbor Project, Tax Allocation (e)
4.00%, due 4/1/31	700,000	680,951
4.00%, due 4/1/36	1,090,000	1,025,534
4.00%, due 4/1/41	1,785,000	1,599,668
4.00%, due 4/1/51	1,250,000	1,063,731
		34,429,625
Delaware 0.5%
County of Kent, Student Housing & Dining Facility, CHF-Dover LLC, Delaware State University Project, Revenue Bonds
Series A
5.00%, due 7/1/40	1,050,000	1,066,701
Series A
5.00%, due 7/1/48	2,735,000	2,745,100
Series A
5.00%, due 7/1/53	4,040,000	4,041,082
Series A
5.00%, due 7/1/58	8,100,000	8,047,249

	Principal Amount	Value
Long-Term Municipal Bonds
Delaware
Delaware State Economic Development Authority, Newark Charter School, Inc., Revenue Bonds
4.00%, due 9/1/51	$ 1,600,000	$ 1,412,443
5.00%, due 9/1/50	2,100,000	2,137,764
Delaware State Economic Development Authority, ACTS Retirement-Life Communities, Inc. Obligated Group, Revenue Bonds
Series B
5.25%, due 11/15/53	4,790,000	4,950,090
Delaware State Health Facilities Authority, Beebe Medical Center, Revenue Bonds
4.25%, due 6/1/38	2,235,000	2,202,562
5.00%, due 6/1/37	1,000,000	1,028,432
Delaware State Health Facilities Authority, Beebe Medical Center, Inc., Revenue Bonds
Insured: BAM
4.375%, due 6/1/48	9,300,000	9,087,836
Insured: BAM
5.00%, due 6/1/48	4,700,000	4,822,530
Delaware State Health Facilities Authority, Christiana Care Health System, Revenue Bonds
Series A
5.00%, due 10/1/45	7,950,000	8,280,699
		49,822,488
District of Columbia 1.9%
District of Columbia, Tobacco Settlement Financing Corp., Asset Backed, Revenue Bonds
Series A
(zero coupon), due 6/15/46	82,000,000	18,315,553
District of Columbia, KIPP DC Project, Revenue Bonds
4.00%, due 7/1/49	2,420,000	2,202,498
District of Columbia, Provident Group-Howard Properties LLC, Revenue Bonds
5.00%, due 10/1/30	1,410,000	1,410,173
5.00%, due 10/1/45	5,055,000	5,028,520
District of Columbia, Friendship Public Charter School, Revenue Bonds
Series A
5.00%, due 6/1/46	1,400,000	1,406,928
District of Columbia, International School Obligated Group, Revenue Bonds
5.00%, due 7/1/54	2,550,000	2,576,859
District of Columbia, Revenue Bonds
5.00%, due 6/1/55	4,110,000	4,029,728
District of Columbia, Methodist Home, Revenue Bonds
Series A
5.25%, due 1/1/39	1,015,000	899,977
Metropolitan Washington Airports Authority, Dulles Toll Road, Revenue Bonds, Senior Lien
Series B
(zero coupon), due 10/1/39	5,005,000	2,537,634
Metropolitan Washington Airports Authority, Dulles Toll Road, Revenue Bonds, Sub. Lien
Series B
4.00%, due 10/1/49	98,895,000	92,903,466
Metropolitan Washington Airports Authority, Dulles Toll Road, Metrorail & Capital Improvement Project, Revenue Bonds, Senior Lien
Series A, Insured: AGM
4.00%, due 10/1/52	4,000,000	3,792,680

	Principal Amount	Value
Long-Term Municipal Bonds
District of Columbia
Metropolitan Washington Airports Authority, Dulles Toll Road, Metrorail & Capital Improvement Project, Revenue Bonds, Sub. Lien
Series B, Insured: AGM
4.00%, due 10/1/53	$ 12,950,000	$ 12,335,460
Metropolitan Washington Airports Authority, Aviation, Revenue Bonds (a)
Series A
5.00%, due 10/1/32	15,750,000	16,128,400
Series A
5.00%, due 10/1/46	7,795,000	8,191,130
		171,759,006
Florida 3.3%
Capital Projects Finance Authority, Provident Group - Continuum Properties LLC, Revenue Bonds, Senior Lien
Series A-1
5.00%, due 11/1/53	3,125,000	3,137,139
Capital Trust Agency, Inc., Wonderful Foundations Charter School, Revenue Bonds
Series B
(zero coupon), due 1/1/60	16,000,000	1,211,970
Series A-1
5.00%, due 1/1/55 (e)	1,750,000	1,686,389
Capital Trust Agency, Inc., Odyssey Charter School, Inc., Revenue Bonds
Series A
5.50%, due 7/1/47 (e)	2,000,000	2,025,653
Celebration Community Development District, Assessment Area 1 Project, Special Assessment
3.125%, due 5/1/41	590,000	513,398
4.00%, due 5/1/51	845,000	743,713
CFM Community Development District, Capital Improvement, Special Assessment
3.35%, due 5/1/41	200,000	164,644
4.00%, due 5/1/51	290,000	244,441
Charlotte County Industrial Development Authority, MSKP Town & Country Utility LLC, Revenue Bonds
5.00%, due 10/1/49 (e)	1,700,000	1,705,300
City of Atlantic Beach, Fleet Landing Project, Revenue Bonds
Series A
5.00%, due 11/15/48	3,000,000	3,039,030
Series B
5.625%, due 11/15/43	1,500,000	1,501,627
City of Fort Myers, Utility System, Revenue Bonds
Series A
4.00%, due 10/1/49	10,155,000	9,838,628
City of Pompano Beach, John Knox Village Project, Revenue Bonds
Series A
4.00%, due 9/1/51	650,000	554,960
Series A
4.00%, due 9/1/56	4,915,000	4,099,204
City of Tallahassee, Tallahassee Memorial HealthCare, Inc., Revenue Bonds
Series A
5.00%, due 12/1/40	6,835,000	6,851,574

	Principal Amount	Value
Long-Term Municipal Bonds
Florida
Collier County Health Facilities Authority, Moorings, Inc. Obligated Group (The), Revenue Bonds
4.00%, due 5/1/52	$ 7,900,000	$ 7,352,901
Cordova Palms Community Development District, Special Assessment
3.00%, due 5/1/41	1,020,000	807,245
County of Osceola, Transportation, Revenue Bonds
Series A-1, Insured: AGM-CR
4.00%, due 10/1/54	4,345,000	4,196,944
Series A-1
5.00%, due 10/1/44	11,000,000	11,470,444
Cypress Ridge Community Development District, Assessment Area One Project, Special Assessment
5.625%, due 5/1/43	1,250,000	1,291,285
5.875%, due 5/1/53	1,000,000	1,034,791
Elevation Pointe Community Development District, Special Assessment
Series A-1
4.60%, due 5/1/52	1,090,000	1,005,607
Epperson North Community Development District, Assessment Area 3, Special Assessment
Series A
3.40%, due 11/1/41	3,110,000	2,542,038
Epperson North Community Development District, Assessment Area 2, Special Assessment
3.50%, due 5/1/41	1,390,000	1,156,734
Escambia County Health Facilities Authority, Baptist Health Care Corp. Obligated Group, Revenue Bonds
Series A
4.00%, due 8/15/50	4,865,000	4,352,191
Florida Development Finance Corp., UF Health Jacksonville Project, Revenue Bonds
Series A, Insured: AGM-CR
4.00%, due 2/1/52	14,005,000	13,307,192
Series A
5.00%, due 2/1/40	2,600,000	2,625,592
Series A
5.00%, due 2/1/52	1,650,000	1,641,208
Florida Development Finance Corp., River City Education Obligated Group, Revenue Bonds
Series A
4.00%, due 7/1/55	1,375,000	1,179,669
Florida Development Finance Corp., Florida Charter Foundation, Inc. Project, Revenue Bonds
Series A
4.75%, due 7/15/36 (e)	4,755,000	4,754,893
Florida Development Finance Corp., Mater Academy Project, Revenue Bonds
Series A
5.00%, due 6/15/47	1,700,000	1,711,816
Series A
5.00%, due 6/15/50	3,000,000	3,014,444
Series A
5.00%, due 6/15/52	1,275,000	1,279,795
Series A
5.00%, due 6/15/55	25,050,000	25,117,397
Florida Higher Educational Facilities Financial Authority, Ringling College Project, Revenue Bonds
4.00%, due 3/1/47	6,515,000	5,887,482
5.00%, due 3/1/47	4,750,000	4,796,030

	Principal Amount	Value
Long-Term Municipal Bonds
Florida
Florida Higher Educational Facilities Financial Authority, Saint Leo University Project, Revenue Bonds
5.00%, due 3/1/44	$ 1,370,000	$ 1,025,788
5.00%, due 3/1/49	1,630,000	1,166,990
Hillsborough County Industrial Development Authority, Tampa General Hospital Project, Revenue Bonds
Series A, Insured: BAM
4.00%, due 8/1/50	40,340,000	38,600,580
Series A
4.00%, due 8/1/55	52,185,000	46,595,423
Lakewood Ranch Stewardship District, Star Farms at Lakewood Ranch Project Phase 1 and 2, Special Assessment
3.00%, due 5/1/41	430,000	342,963
4.00%, due 5/1/52	670,000	566,020
Lee Memorial Health System, Revenue Bonds
Series A-1
4.00%, due 4/1/49	4,015,000	3,810,652
Miami Beach Health Facilities Authority, Mt Sinai Medical Center, Revenue Bonds
Series B
3.00%, due 11/15/51	4,190,000	3,286,278
5.00%, due 11/15/39	2,230,000	2,233,787
Miami-Dade County Industrial Development Authority, Waste Management, Inc., Revenue Bonds
Series A
(zero coupon), due 11/1/33 (a)(h)	5,800,000	5,799,968
Mid-Bay Bridge Authority, Revenue Bonds
Series A
5.00%, due 10/1/35	1,500,000	1,520,593
Series C
5.00%, due 10/1/40	1,000,000	1,009,277
Mirada II Community Development District, Capital Improvement, Special Assessment
3.125%, due 5/1/31	495,000	448,186
3.50%, due 5/1/41	990,000	830,200
Mirada II Community Development District 2021, Capital Improvement, Special Assessment
4.00%, due 5/1/51	1,885,000	1,571,756
New Port Tampa Bay Community Development District, Special Assessment
3.50%, due 5/1/31	310,000	293,496
4.125%, due 5/1/52	365,000	311,009
North Powerline Road Community Development District, Special Assessment
3.625%, due 5/1/40	500,000	432,556
4.00%, due 5/1/51	1,075,000	882,968
Osceola County Expressway Authority, Poinciana Parkway Project, Revenue Bonds, Senior Lien
Series B-2
(zero coupon), due 10/1/36 (f)	3,700,000	4,317,211
Palm Beach County Health Facilities Authority, Toby & Leon Cooperman Sinai residencies of Boca Raton, Revenue Bonds
4.00%, due 6/1/36	4,000,000	3,889,424
Pinellas County Educational Facilities Authority, Pinellas Academy Math & Science Project, Revenue Bonds
Series A
5.00%, due 12/15/48 (e)	3,030,000	3,040,185
Polk County Industrial Development Authority, Carpenter's Home Estates, Inc. Project, Revenue Bonds
Series A
5.00%, due 1/1/39	1,750,000	1,765,225

	Principal Amount	Value
Long-Term Municipal Bonds
Florida
Polk County Industrial Development Authority, Carpenter's Home Estates, Inc. Project, Revenue Bonds
Series A
5.00%, due 1/1/55	$ 800,000	$ 762,745
Preston Cove Community Development District, Special Assessment
4.00%, due 5/1/42	1,825,000	1,629,638
Saltleaf Community Development District, Series 2024 Assessments, Special Assessment
5.625%, due 5/1/44	1,500,000	1,516,118
6.00%, due 5/1/56	1,500,000	1,527,645
Sawyers Landing Community Development District, Special Assessment
3.75%, due 5/1/31	1,550,000	1,465,584
4.25%, due 5/1/53	3,000,000	2,522,017
Shingle Creek at Bronson Community Development District, Special Assessment
3.50%, due 6/15/41	1,000,000	902,387
South Broward Hospital District, Revenue Bonds
Series A
3.00%, due 5/1/51	17,550,000	13,379,569
Southern Groves Community Development District No. 5, Series 2024 Assessment Area, Special Assessment
5.70%, due 5/1/50	1,035,000	1,052,759
Stillwater Community Development District, 2021 Project, Special Assessment (e)
3.00%, due 6/15/31	410,000	376,514
3.50%, due 6/15/41	1,000,000	841,293
Tradition Community Development District No. 9, Special Assessment
3.00%, due 5/1/41	1,800,000	1,401,693
Two Rivers North Community Development District, Special Assessment
5.25%, due 5/1/52	1,500,000	1,518,922
V-Dana Community Development District, Special Assessment
3.625%, due 5/1/41	1,040,000	899,042
Veranda Community Development District II, Special Assessment
3.60%, due 5/1/41 (e)	235,000	201,077
Viera Stewardship District, Village 2 Project, Special Assessment
Series 2
5.30%, due 5/1/43	2,340,000	2,409,129
Series 2
5.50%, due 5/1/54	3,000,000	3,077,582
Village Community Development District No. 15, Special Assessment (e)
5.00%, due 5/1/43	1,000,000	1,031,041
5.25%, due 5/1/54	1,800,000	1,861,739
Windward at Lakewood Ranch Community Development District, Phase 2 Project, Special Assessment
4.00%, due 5/1/42	1,765,000	1,551,221
4.25%, due 5/1/52	2,205,000	1,881,689
		303,393,307
Georgia 1.5%
Atlanta Urban Redevelopment Agency, Atlanta BeltLine Special Service District, Revenue Bonds
Insured: BAM
3.625%, due 7/1/42 (e)	5,355,000	4,945,782

	Principal Amount	Value
Long-Term Municipal Bonds
Georgia
Brookhaven Development Authority, Children's Healthcare of Atlanta, Revenue Bonds
Series A
4.00%, due 7/1/49	$ 9,600,000	$ 9,363,203
Columbia County Hospital Authority, WellStar Health System, Revenue Bonds
Series A
5.75%, due 4/1/53	10,500,000	11,842,486
DeKalb County Development Authority, GLOBE Academy, Inc. (The), Revenue Bonds
Series A
5.00%, due 6/1/50	300,000	302,588
Series A
5.00%, due 6/1/55	400,000	401,398
Series A
5.00%, due 6/1/63	1,315,000	1,306,809
Development Authority of Cobb County (The), Kennesaw State University, Revenue Bonds, Junior Lien
Series C
5.00%, due 7/15/38	85,000	86,548
Series C
5.00%, due 7/15/38	2,305,000	2,307,277
Fulton County Residential Care Facilities for the Elderly Authority, Lenbrook Square Foundation, Inc., Revenue Bonds
5.00%, due 7/1/36	3,500,000	3,538,708
Gainesville & Hall County Development Authority, Riverside Military Academy, Inc., Revenue Bonds
5.125%, due 3/1/52	1,500,000	1,041,455
George L Smith II Congress Center Authority, Convention Centre Hotel, Revenue Bonds, First Tier
Series A
4.00%, due 1/1/54	4,750,000	4,253,222
George L Smith II Congress Center Authority, Convention Centre Hotel, Revenue Bonds, Second Tier
Series B
5.00%, due 1/1/54 (e)	4,000,000	3,767,407
Main Street Natural Gas, Inc., Revenue Bonds
Series A
4.00%, due 5/15/39	6,550,000	6,206,337
Series A
5.00%, due 5/15/38	3,500,000	3,765,032
Municipal Electric Authority of Georgia, Project One Subordinated Bonds, Revenue Bonds
Series A, Insured: BAM
4.00%, due 1/1/49	14,150,000	13,804,076
Municipal Electric Authority of Georgia, Plant Vogtle Units 3&4 Project, Revenue Bonds
Series B
4.00%, due 1/1/49	11,335,000	10,692,341
Series B, Insured: BAM
4.00%, due 1/1/49	56,515,000	55,133,383
Municipal Electric Authority of Georgia, Revenue Bonds
Series A
4.00%, due 1/1/59	5,000,000	4,658,434
Series A, Insured: AGM
5.00%, due 7/1/48	1,500,000	1,600,490
		139,016,976

	Principal Amount	Value
Long-Term Municipal Bonds
Guam 0.4%
Guam Department of Education, John F. Kennedy High School Refunding & Energy Efficiency Project, Certificate of Participation
Series A
4.25%, due 2/1/30	$ 1,190,000	$ 1,160,133
Series A
5.00%, due 2/1/40	4,825,000	4,829,151
Guam Government Waterworks Authority, Water and Wastewater System, Revenue Bonds
5.00%, due 7/1/40	230,000	237,083
Series A
5.00%, due 1/1/50	7,370,000	7,610,916
Port Authority of Guam, Revenue Bonds
Series A
5.00%, due 7/1/48	4,850,000	4,923,456
Territory of Guam, Business Privilege Tax, Revenue Bonds
Series F
4.00%, due 1/1/36	5,820,000	5,860,295
Series D
5.00%, due 11/15/32	2,000,000	2,026,210
Series D
5.00%, due 11/15/34	4,580,000	4,632,611
Series D
5.00%, due 11/15/35	5,600,000	5,659,563
		36,939,418
Hawaii 0.4%
Kauai County Community Facilities District No. 2008-1, Kukui'ula Development Project, Special Tax
4.375%, due 5/15/42	2,300,000	2,145,456
5.00%, due 5/15/49	4,250,000	4,257,818
5.00%, due 5/15/51	5,585,000	5,659,414
State of Hawaii Department of Budget & Finance, Hawaiian Electric Co., Inc., Revenue Bonds (a)
Insured: AGM-CR
3.50%, due 10/1/49	25,800,000	21,157,788
Series B
4.00%, due 3/1/37	5,000,000	4,207,961
State of Hawaii Department of Budget & Finance, Chaminade University of Honolulu, Revenue Bonds
Series A
5.00%, due 1/1/45 (e)	1,500,000	1,342,556
		38,770,993
Idaho 0.1%
Idaho Health Facilities Authority, St Luke's Health System Project, Revenue Bonds
Series A
3.00%, due 3/1/51	8,750,000	6,817,674
Idaho Health Facilities Authority, Madison Memorial Hospital, Revenue Bonds
5.00%, due 9/1/37	2,100,000	2,113,452

	Principal Amount	Value
Long-Term Municipal Bonds
Idaho
Idaho Housing & Finance Association, Gem Prep: Meridian Project, Revenue Bonds
Series A, Insured: School Bond Guaranty
4.00%, due 5/1/57	$ 4,315,000	$ 3,705,669
		12,636,795
Illinois 9.6%
Bridgeview Finance Corp., Sales Tax, Revenue Bonds
Series A
5.00%, due 12/1/42	7,150,000	6,834,771
Chicago Board of Education, Capital Appreciation, School Reform, Unlimited General Obligation
Series A, Insured: NATL-RE
(zero coupon), due 12/1/27	5,125,000	4,477,377
Series B-1, Insured: NATL-RE
(zero coupon), due 12/1/30	12,900,000	9,839,896
Series A, Insured: NATL-RE
(zero coupon), due 12/1/31	170,000	123,717
Series B-1, Insured: NATL-RE
(zero coupon), due 12/1/31	1,095,000	796,881
Chicago Board of Education, Unlimited General Obligation
Series B
4.00%, due 12/1/38	3,750,000	3,585,864
Series A
4.00%, due 12/1/42	2,965,000	2,716,101
Series A
4.00%, due 12/1/43	4,000,000	3,622,405
Series A, Insured: BAM
4.00%, due 12/1/47	43,945,000	39,157,882
Series A
5.00%, due 12/1/30	3,500,000	3,651,770
Series B
5.00%, due 12/1/31	4,650,000	4,897,510
Series A
5.00%, due 12/1/37	13,405,000	13,963,529
Series A
5.00%, due 12/1/38	5,150,000	5,343,152
Series D
5.00%, due 12/1/46	11,100,000	11,137,696
Series A
5.00%, due 12/1/47	33,695,000	34,144,693
Series A
7.00%, due 12/1/44	10,975,000	11,305,778
Chicago Board of Education, Dedicated Capital Improvement, Unlimited General Obligation
Series C
5.00%, due 12/1/34	2,270,000	2,318,522
Series H
5.00%, due 12/1/36	1,915,000	1,952,356
Series G
5.00%, due 12/1/44	2,785,000	2,799,941

	Principal Amount	Value
Long-Term Municipal Bonds
Illinois
Chicago Board of Education, Dedicated Capital Improvement, Unlimited General Obligation
Series B
7.00%, due 12/1/42 (e)	$ 9,600,000	$ 10,372,265
Series A
7.00%, due 12/1/46 (e)	3,650,000	3,920,586
Chicago Board of Education, Dedicated Capital Improvement, Revenue Bonds
5.00%, due 4/1/35	1,615,000	1,682,078
5.00%, due 4/1/36	1,270,000	1,320,558
5.00%, due 4/1/46	4,650,000	4,740,380
5.75%, due 4/1/48	5,750,000	6,387,085
6.00%, due 4/1/46	41,400,000	43,290,485
Chicago Board of Education, Project, Unlimited General Obligation
Series C
5.25%, due 12/1/39	1,405,000	1,406,794
Chicago Board of Education Dedicated Capital Improvement Tax, Dedicated Capital Improvement, Revenue Bonds
Insured: BAM
5.00%, due 4/1/42	3,500,000	3,602,430
Chicago O'Hare International Airport, TRIPS Obligated Group, Revenue Bonds
5.00%, due 7/1/38 (a)	1,500,000	1,536,493
Chicago O'Hare International Airport, General, Revenue Bonds, Senior Lien
Series A, Insured: AGM
5.50%, due 1/1/53 (a)	4,690,000	5,011,676
City of Chicago, City Colleges Capital Improvement Project, Unlimited General Obligation
Insured: NATL-RE
(zero coupon), due 1/1/34	300,000	204,328
City of Chicago, Waterworks, Revenue Bonds, Second Lien
4.00%, due 11/1/37	3,145,000	3,145,052
City of Chicago, Unlimited General Obligation
Series A
5.00%, due 1/1/39	5,650,000	5,845,022
Series A
5.00%, due 1/1/40	3,900,000	4,021,352
Series A
5.00%, due 1/1/44	11,150,000	11,392,985
Series A
5.50%, due 1/1/49	17,950,000	18,569,092
Series A
6.00%, due 1/1/38	38,545,000	40,032,494
City of Chicago, Taxable Project, Unlimited General Obligation
Series B
5.50%, due 1/1/31	2,360,000	2,372,420
Series D
5.50%, due 1/1/37	3,500,000	3,515,319
Series A
5.75%, due 1/1/34	3,550,000	3,684,302
City of Galesburg, Knox College Project, Revenue Bonds
Series A
4.00%, due 10/1/46	6,700,000	5,864,001

	Principal Amount	Value
Long-Term Municipal Bonds
Illinois
Illinois Finance Authority, Midwestern University Foundation, Revenue Bonds
Series A
2.25%, due 7/1/33 (a)	$ 500,000	$ 412,479
Illinois Finance Authority, University of Illinois Health Services, Revenue Bonds
4.00%, due 10/1/50	13,850,000	12,560,256
4.00%, due 10/1/55	5,365,000	4,788,688
Illinois Finance Authority, Bradley University, Revenue Bonds
Series A
4.00%, due 8/1/51	3,225,000	2,794,803
Illinois Finance Authority, Learn Charter School Project, Revenue Bonds
4.00%, due 11/1/51	1,600,000	1,402,985
4.00%, due 11/1/56	750,000	644,764
Illinois Finance Authority, Rosalind Franklin University of Medicine & Science, Revenue Bonds
Series C
4.25%, due 8/1/42	2,900,000	2,798,078
Illinois Finance Authority, Noble Network Charter Schools, Revenue Bonds
5.00%, due 9/1/32	1,830,000	1,831,128
Illinois Finance Authority, Friendship Village Schaumburg, Revenue Bonds (c)(d)(f)
5.00%, due 2/15/37	7,375,000	1,696,250
5.125%, due 2/15/45	5,715,000	1,314,450
Illinois Finance Authority, Columbia College Chicago, Revenue Bonds
Series A
5.00%, due 12/1/37	9,650,000	9,601,686
Illinois Finance Authority, Christian Homes, Inc., Revenue Bonds
5.00%, due 5/15/40 (c)(d)	1,265,000	506,000
Illinois Finance Authority, Franciscan Communities, Inc., Revenue Bonds
Series A
5.00%, due 5/15/47	1,155,000	1,147,147
Illinois Finance Authority, Chicago International School Project, Revenue Bonds
Series A
5.00%, due 12/1/47	3,000,000	3,009,266
Illinois Finance Authority, Rosalind Franklin University of Medicine and Science, Revenue Bonds
Series C
5.00%, due 8/1/49	1,300,000	1,310,064
Illinois Finance Authority, Student Housing & Academic Facility, CHF-Chicago LLC, University of Illinois at Chicago Project, Revenue Bonds
Series A
5.00%, due 2/15/50	7,985,000	7,882,743
Illinois Finance Authority, Roosevelt University, Revenue Bonds (e)
Series A
6.00%, due 4/1/38	2,990,000	3,028,465
Series A
6.125%, due 4/1/49	2,355,000	2,361,850
Macon County School District No. 61, Unlimited General Obligation
Series C, Insured: AGM
4.00%, due 1/1/40	2,500,000	2,492,590
Series C, Insured: AGM
4.00%, due 1/1/45	2,875,000	2,786,029

	Principal Amount	Value
Long-Term Municipal Bonds
Illinois
Metropolitan Pier & Exposition Authority, McCormick Place Expansion Project, Revenue Bonds
Series A, Insured: AGM-CR
(zero coupon), due 6/15/30	$ 5,675,000	$ 4,600,191
Series A, Insured: NATL-RE
(zero coupon), due 12/15/32	37,700,000	27,524,178
Series A, Insured: NATL-RE
(zero coupon), due 6/15/33	1,165,000	832,224
Series A, Insured: NATL-RE
(zero coupon), due 12/15/33	2,250,000	1,576,729
Series A, Insured: NATL-RE
(zero coupon), due 6/15/34	45,315,000	31,061,701
Series A, Insured: NATL-RE
(zero coupon), due 12/15/36	33,795,000	20,661,499
Series A, Insured: NATL-RE
(zero coupon), due 6/15/37	6,000,000	3,579,490
Series A
(zero coupon), due 6/15/37	3,000,000	1,745,171
Series A, Insured: NATL-RE
(zero coupon), due 12/15/37	29,910,000	17,463,749
Series A, Insured: NATL-RE
(zero coupon), due 6/15/38	14,365,000	8,143,181
Series A
(zero coupon), due 12/15/39	3,500,000	1,793,017
Series A, Insured: AGM-CR NATL-RE
(zero coupon), due 12/15/40	27,700,000	13,954,482
Series B-1, Insured: AGM
(zero coupon), due 6/15/44	13,660,000	5,689,207
Series B-1, Insured: AGM
(zero coupon), due 6/15/47	6,270,000	2,232,496
Series B
(zero coupon), due 12/15/50	37,865,000	10,876,672
Series B
(zero coupon), due 12/15/51	57,100,000	15,605,065
Series A, Insured: AGM
(zero coupon), due 12/15/52	6,180,000	1,702,482
Series B, Insured: BAM
(zero coupon), due 12/15/54	56,510,000	14,129,817
Series A, Insured: BAM
(zero coupon), due 12/15/56	51,050,000	11,577,584
Series A, Insured: AGM-CR
(zero coupon), due 12/15/56	22,250,000	5,046,057
Series B, Insured: AGM
(zero coupon), due 12/15/56	10,000,000	2,267,891
Series A, Insured: BAM
4.00%, due 12/15/42	2,500,000	2,501,835
Series A
4.00%, due 6/15/50	27,450,000	25,616,425

	Principal Amount	Value
Long-Term Municipal Bonds
Illinois
Metropolitan Pier & Exposition Authority, McCormick Place Expansion Project, Revenue Bonds
Series A
4.00%, due 6/15/52	$ 27,500,000	$ 25,425,909
Series B
5.00%, due 6/15/42	1,430,000	1,514,801
Series A
5.00%, due 6/15/50	1,000,000	1,035,327
Metropolitan Pier & Exposition Authority, Mccormick Place Expansion Project, Revenue Bonds
Series A
(zero coupon), due 12/15/38	3,750,000	2,023,737
Metropolitan Pier & Exposition Authority, McCormick Place Expansion Project, Capital Appreciation, Revenue Bonds
Series B-1, Insured: AGM
(zero coupon), due 6/15/43	32,130,000	14,105,754
Metropolitan Pier & Exposition Authority, Revenue Bonds
Series B-1, Insured: AGM
(zero coupon), due 6/15/45	3,150,000	1,243,795
Northern Illinois University, Auxiliary Facilities System, Revenue Bonds
Insured: BAM
4.00%, due 10/1/40	1,245,000	1,226,319
Insured: BAM
4.00%, due 10/1/41	1,660,000	1,622,444
Sangamon County Water Reclamation District, Alternative Revenue Source, Unlimited General Obligation
Series A, Insured: BAM
4.00%, due 1/1/49	13,600,000	13,054,635
State of Illinois, Unlimited General Obligation
Series A
4.00%, due 3/1/40	1,360,000	1,340,016
Series C
4.00%, due 10/1/40	1,500,000	1,470,479
Insured: BAM
4.00%, due 6/1/41	27,720,000	26,938,119
Series C
4.00%, due 10/1/41	7,550,000	7,377,481
Series C
4.00%, due 10/1/42	8,650,000	8,401,063
Series C
4.25%, due 10/1/45	23,200,000	22,979,004
Series A
4.50%, due 12/1/41	6,425,000	6,494,469
Series A
5.00%, due 12/1/27	2,315,000	2,443,718
Series B
5.00%, due 12/1/27	8,915,000	9,410,691
5.00%, due 2/1/28	2,700,000	2,808,129
Series C
5.00%, due 11/1/29	14,135,000	14,848,953
Series A
5.00%, due 12/1/31	1,485,000	1,554,719

	Principal Amount	Value
Long-Term Municipal Bonds
Illinois
State of Illinois, Unlimited General Obligation
Series A
5.00%, due 12/1/39	$ 2,400,000	$ 2,480,744
Series A
5.00%, due 5/1/40	2,000,000	2,073,143
5.75%, due 5/1/45	16,820,000	18,331,109
State of Illinois, Rebuild Illinois Program, Unlimited General Obligation
Series C
4.00%, due 11/1/41	19,300,000	18,845,707
Upper Illinois River Valley Development Authority, Morris Hospital Obligated Group, Revenue Bonds
5.00%, due 12/1/43	1,600,000	1,615,401
5.00%, due 12/1/48	13,055,000	13,078,208
Village of Bellwood, Bellwood Workforce Husing Project, Tax Allocation
5.00%, due 12/1/50	1,750,000	1,788,782
Village of Bridgeview, Unlimited General Obligation
Series A
5.125%, due 12/1/44	100,000	94,193
Series A
5.50%, due 12/1/43	1,545,000	1,533,987
Series A
5.50%, due 12/1/43	1,260,000	1,251,019
Series A
5.625%, due 12/1/41	3,940,000	3,948,798
Series A
5.75%, due 12/1/35	2,705,000	2,727,118
Village of Oak Lawn, Corporate Purpose, Unlimited General Obligation
Insured: NATL-RE
4.40%, due 12/1/26	400,000	391,216
Insured: NATL-RE
4.45%, due 12/1/28	430,000	413,576
Insured: NATL-RE
4.50%, due 12/1/30	475,000	475,038
Insured: NATL-RE
4.50%, due 12/1/32	520,000	489,673
Insured: NATL-RE
4.50%, due 12/1/34	575,000	575,168
Village of Riverdale, Unlimited General Obligation
8.00%, due 10/1/36	1,610,000	1,613,932
Village of Romeoville, Lewis University, Revenue Bonds
Series B
4.125%, due 10/1/46	3,600,000	3,110,527
Series B
5.00%, due 10/1/36	1,000,000	1,001,270
Series B
5.00%, due 10/1/39	1,275,000	1,275,999
		883,572,072

	Principal Amount	Value
Long-Term Municipal Bonds
Indiana 0.6%
City of Mount Vernon, Southern Indiana Gas & Electric Co., Revenue Bonds
4.25%, due 9/1/55 (a)(b)	$ 7,750,000	$ 7,791,765
County of Warrick, Southern Indiana Gas & Electric Co., Revenue Bonds
4.25%, due 9/1/55 (a)(b)	7,350,000	7,389,609
Indiana Finance Authority, Marian University, Inc., Revenue Bonds
Series A
4.00%, due 9/15/44	1,090,000	940,611
Indiana Finance Authority, University of Indianapolis Education Facilities Project, Revenue Bonds
5.00%, due 10/1/43	2,000,000	2,014,749
Indiana Finance Authority, BHI Senior Living, Inc., Revenue Bonds
Series A
5.00%, due 11/15/48	4,650,000	4,719,525
Series A
5.00%, due 11/15/53	4,100,000	4,146,987
Indiana Finance Authority, Margaret Mary Community Hospital Obligated Group, Revenue Bonds
Series A
5.75%, due 3/1/54	7,250,000	7,857,078
Indiana Finance Authority, United States Steel Corp., Revenue Bonds
Series A
6.75%, due 5/1/39 (a)	1,250,000	1,408,884
Terre Haute Sanitary District, Revenue Bonds
5.25%, due 9/28/28	20,250,000	20,252,606
		56,521,814
Iowa 1.0%
City of Coralville, Annual Appropriation, Revenue Bonds
Series B
4.25%, due 5/1/37	890,000	812,487
Series C
5.00%, due 5/1/42	6,900,000	6,688,028
City of Coralville, Annual Appropriation, Tax Allocation
Series C
4.50%, due 5/1/47	2,930,000	2,730,016
Iowa Finance Authority, Iowa Fertilizer Co. Project, Revenue Bonds
5.00%, due 12/1/50	15,235,000	16,182,745
Iowa Higher Education Loan Authority, Des Moines University Project, Revenue Bonds
4.00%, due 10/1/45	13,850,000	12,942,839
Iowa Tobacco Settlement Authority, Capital Appreciation, Revenue Bonds
Series B-2, Class 2
(zero coupon), due 6/1/65	230,200,000	34,673,461
Iowa Tobacco Settlement Authority, Revenue Bonds
Series A-2, Class 1
4.00%, due 6/1/49	9,905,000	9,296,040
Series B-1, Class 2
4.00%, due 6/1/49	500,000	500,571

	Principal Amount	Value
Long-Term Municipal Bonds
Iowa
State of Iowa Board of Regents, University of Iowa Hospitals & Clinics, Revenue Bonds
Series B
3.00%, due 9/1/61	$ 8,700,000	$ 6,449,038
		90,275,225
Kansas 0.3%
City of Manhattan, Meadowlark Hills Retirement Community, Revenue Bonds
Series A
4.00%, due 6/1/46	1,000,000	850,220
Wyandotte County-Kansas City Unified Government, Vacation Village Project Area 4 - Major Multi-Sport Athletic Complex Project, Revenue Bonds
(zero coupon), due 9/1/34 (e)	49,555,000	21,204,773
Series A
5.00%, due 9/1/27	4,505,000	4,446,280
		26,501,273
Kentucky 1.2%
City of Campbellsville, Campbellsville University Project, Revenue Bonds
5.00%, due 3/1/39	4,430,000	4,398,114
City of Columbia, Lindsey Wilson College Project, Revenue Bonds
5.00%, due 12/1/33	3,555,000	3,552,133
City of Henderson, Pratt Paper LLC Project, Revenue Bonds (a)(e)
Series A
4.45%, due 1/1/42	7,950,000	7,959,689
Series B
4.45%, due 1/1/42	8,950,000	8,960,908
Series A
4.70%, due 1/1/52	14,155,000	13,982,434
Series B
4.70%, due 1/1/52	4,350,000	4,296,968
County of Knott, Revenue Bonds
4.00%, due 3/28/44 (a)(b)(e)	28,000,000	28,035,865
Kentucky Economic Development Finance Authority, Owensboro Health, Revenue Bonds
Series A
5.00%, due 6/1/45	13,500,000	13,633,240
Kentucky Municipal Power Agency, Prairie State Project, Revenue Bonds
Series A
4.00%, due 9/1/45	31,335,000	28,668,974
		113,488,325
Louisiana 0.1%
Calcasieu Parish Memorial Hospital Service District, Lake Charles Memorial Hospital Project, Revenue Bonds
5.00%, due 12/1/39	1,475,000	1,445,695
Louisiana Local Government Environmental Facilities & Community Development Authority, Peoples of Bastrop LLC Project, Revenue Bonds
5.625%, due 6/15/51 (e)	2,500,000	2,242,752

	Principal Amount	Value
Long-Term Municipal Bonds
Louisiana
Louisiana Public Facilities Authority, Ochsner Clinic Foundation Obligated Group, Revenue Bonds
5.00%, due 5/15/47	$ 4,700,000	$ 4,720,621
		8,409,068
Maine 0.0% ‡
City of Portland, General Airport, Green Bond, Revenue Bonds
4.00%, due 1/1/40	1,150,000	1,151,528
Maryland 1.1%
County of Baltimore, Oak Crest Village, Inc. Facility, Revenue Bonds
4.00%, due 1/1/45	4,000,000	3,718,428
County of Frederick, Oakdale Lake Linganore Project, Tax Allocation
3.75%, due 7/1/39	1,410,000	1,282,430
County of Frederick, Technology Park Project TIF Development District, Tax Allocation
Series B
4.625%, due 7/1/43 (e)	10,530,000	10,346,768
County of Frederick, Mount St Mary's University, Inc., Revenue Bonds (e)
Series A
5.00%, due 9/1/37	5,190,000	5,208,885
Series A
5.00%, due 9/1/45	4,145,000	4,008,493
Maryland Economic Development Corp., Port Convington Project, Tax Allocation
4.00%, due 9/1/50	6,750,000	5,712,693
Maryland Economic Development Corp., Purple Line Light Project, Green Bond, Revenue Bonds
Series B
5.25%, due 6/30/47 (a)	34,650,000	36,513,221
Maryland Health & Higher Educational Facilities Authority, Stevenson University, Inc., Revenue Bonds
Series A
4.00%, due 6/1/46	750,000	673,899
Maryland Health & Higher Educational Facilities Authority, Adventist Healthcare Obligated Group, Revenue Bonds
Series B, Insured: BAM
4.00%, due 1/1/51	20,110,000	18,993,169
Maryland Health & Higher Educational Facilities Authority, Stevenson University, Inc. Project, Revenue Bonds
Series A
4.00%, due 6/1/55	900,000	791,758
Maryland Health & Higher Educational Facilities Authority, Broadmead Issue, Revenue Bonds
Series A
5.00%, due 7/1/38	1,000,000	1,039,105
Series A
5.00%, due 7/1/48	3,000,000	3,057,517
Maryland Health & Higher Educational Facilities Authority, Meritus Medical Center Issue, Revenue Bonds
5.00%, due 7/1/45	4,000,000	4,018,317
Maryland Health & Higher Educational Facilities Authority, Green Street Academy Inc., Revenue Bonds (e)
Series A
5.125%, due 7/1/37	1,260,000	1,268,585
Series A
5.375%, due 7/1/52	1,530,000	1,532,171

	Principal Amount	Value
Long-Term Municipal Bonds
Maryland
Maryland Health & Higher Educational Facilities Authority, Edenwald Issue, Revenue Bonds
5.25%, due 1/1/37	$ 1,000,000	$ 1,006,711
		99,172,150
Massachusetts 1.0%
Massachusetts Development Finance Agency, Wellforce Obligated Group, Revenue Bonds
Series C, Insured: AGM
4.00%, due 10/1/45	2,150,000	2,078,580
Massachusetts Development Finance Agency, Equitable School Revolving Fund LLC, Revenue Bonds
Series C
4.00%, due 11/1/46	1,500,000	1,458,644
Series C
4.00%, due 11/1/51	20,000	18,932
Massachusetts Development Finance Agency, Linden Ponds, Inc., Revenue Bonds (e)
5.00%, due 11/15/33	3,000,000	3,133,555
5.125%, due 11/15/46	5,600,000	5,787,384
Massachusetts Development Finance Agency, Milford Regional Medical Center, Revenue Bonds (e)
Series G
5.00%, due 7/15/35	270,000	272,483
Series G
5.00%, due 7/15/36	235,000	236,444
Series G
5.00%, due 7/15/46	1,100,000	1,058,640
Massachusetts Development Finance Agency, UMass Dartmouth Student Housing Project, Revenue Bonds
5.00%, due 10/1/38	1,215,000	1,234,082
5.00%, due 10/1/43	2,000,000	2,015,563
5.00%, due 10/1/48	7,650,000	7,692,315
5.00%, due 10/1/54	15,400,000	15,433,370
Massachusetts Development Finance Agency, Dexter Southfield, Revenue Bonds
5.00%, due 5/1/41	2,700,000	2,713,971
Massachusetts Development Finance Agency, Ascentria Care Alliance Project, Revenue Bonds
5.00%, due 7/1/41 (e)	3,875,000	3,547,413
Massachusetts Development Finance Agency, UMass Memorial Health Care Obligated Group, Revenue Bonds
Series L
5.00%, due 7/1/44	8,105,000	8,234,992
Series I
5.00%, due 7/1/46	2,000,000	2,015,118
Massachusetts Development Finance Agency, UMass Boston Student Housing Project, Revenue Bonds
5.00%, due 10/1/48	10,040,000	10,080,195
Massachusetts Educational Financing Authority, Educational Loan, Revenue Bonds (a)
Series B
2.00%, due 7/1/37	2,730,000	2,357,130
Series C
3.00%, due 7/1/51	7,305,000	5,203,766
Massachusetts Educational Financing Authority, Revenue Bonds, Senior Lien
Series B
3.00%, due 7/1/35 (a)	490,000	487,718

	Principal Amount	Value
Long-Term Municipal Bonds
Massachusetts
Massachusetts Educational Financing Authority, Revenue Bonds
Series D
5.00%, due 7/1/54 (a)	$ 10,000,000	$ 10,106,753
Town of Stoneham, Limited General Obligation
2.25%, due 1/15/40	4,030,000	3,121,740
		88,288,788
Michigan 2.5%
Calhoun County Hospital Finance Authority, Oaklawn Hospital, Revenue Bonds
5.00%, due 2/15/41	3,415,000	3,342,548
5.00%, due 2/15/47	3,000,000	2,819,930
Chandler Park Academy, Revenue Bonds
5.125%, due 11/1/30	940,000	936,157
5.125%, due 11/1/35	605,000	604,362
City of Detroit, Unlimited General Obligation
5.00%, due 4/1/27	850,000	887,979
5.00%, due 4/1/31	1,000,000	1,047,499
5.00%, due 4/1/33	1,200,000	1,255,249
5.00%, due 4/1/35	1,000,000	1,045,128
5.00%, due 4/1/37	1,100,000	1,146,616
5.00%, due 4/1/38	850,000	884,340
5.50%, due 4/1/45	1,100,000	1,170,699
5.50%, due 4/1/50	6,240,000	6,588,118
City of Detroit, Water Supply System, Revenue Bonds, Second Lien
Series B, Insured: NATL-RE
5.00%, due 7/1/34	10,000	10,017
Detroit Service Learning Academy, Revenue Bonds
4.00%, due 7/1/31	1,555,000	1,519,475
4.00%, due 7/1/41	3,600,000	3,136,102
Great Lakes Water Authority, Water Supply System, Revenue Bonds, Second Lien
Series B
5.00%, due 7/1/46	3,000,000	3,049,771
Kentwood Economic Development Corp., Holland Home Obligated Group, Revenue Bonds
5.00%, due 11/15/41	2,085,000	2,102,235
Michigan Finance Authority, Tobacco Settlement Asset-Backed, Capital Appreciation, Revenue Bonds, Senior Lien
Series B
(zero coupon), due 6/1/45	48,300,000	12,370,214
Michigan Finance Authority, Tobacco Settlement Asset-Backed, Revenue Bonds, Senior Lien
Series B-2, Class 2
(zero coupon), due 6/1/65	287,185,000	31,833,423
Michigan Finance Authority, Calvin University Obligated Group, Revenue Bonds
4.00%, due 9/1/46	4,470,000	4,109,081
Michigan Finance Authority, Wayne County Criminal Justice Center Project, Revenue Bonds, Senior Lien
4.00%, due 11/1/48	6,650,000	6,337,152
Michigan Finance Authority, Henry Ford Health System, Revenue Bonds
Series A
4.00%, due 11/15/50	4,945,000	4,633,712

	Principal Amount	Value
Long-Term Municipal Bonds
Michigan
Michigan Finance Authority, Great Lakes Water Authority Sewage Disposal System, Revenue Bonds
Series C
5.00%, due 7/1/35	$ 2,000,000	$ 2,025,523
Michigan Finance Authority, College for Creative Studies, Revenue Bonds
5.00%, due 12/1/36	1,000,000	1,000,366
5.00%, due 12/1/40	1,700,000	1,700,081
5.00%, due 12/1/45	4,400,000	4,370,063
Michigan Finance Authority, Lawrence Technological University, Revenue Bonds
5.00%, due 2/1/37	1,550,000	1,558,003
5.25%, due 2/1/32	3,350,000	3,395,884
Michigan Finance Authority, Local Government Loan Program, Public Lightning Local Project, Revenue Bonds
Series B
5.00%, due 7/1/44	4,000,000	4,001,768
Michigan Finance Authority, Landmark Academy, Revenue Bonds
5.00%, due 6/1/45	2,920,000	2,743,490
Michigan Finance Authority, Presbyterian Villages of Michigan Obligated Group, Revenue Bonds
5.50%, due 11/15/45	1,025,000	925,050
Michigan Finance Authority, Universal Learning Academy, Revenue Bonds
5.75%, due 11/1/40	2,630,000	2,643,491
Michigan Finance Authority, Public School Academy-Voyageur, Revenue Bonds
5.90%, due 7/15/46 (e)	1,860,000	1,494,579
Michigan Municipal Bond Authority, Local Government Loan Program, Revenue Bonds
Series A, Insured: AMBAC
4.50%, due 5/1/31	305,000	302,704
Michigan Strategic Fund, Holland Home Obligated Group, Revenue Bonds
5.00%, due 11/15/42	1,765,000	1,771,680
5.00%, due 11/15/43	2,220,000	2,228,346
Michigan Strategic Fund, I-75 Improvement Project, Revenue Bonds
5.00%, due 6/30/48 (a)	18,680,000	18,943,442
Michigan Tobacco Settlement Finance Authority, Capital Appreciation, Revenue Bonds
Series B
(zero coupon), due 6/1/46	281,605,000	38,146,833
Series B
(zero coupon), due 6/1/52	23,170,000	3,025,156
Series C
(zero coupon), due 6/1/58	387,050,000	11,804,832
Richfield Public School Academy, Revenue Bonds
4.00%, due 9/1/30	750,000	705,054
State of Michigan, Trunk Line, Revenue Bonds
5.50%, due 11/15/49	31,180,000	35,424,215
Summit Academy North, Michigan Public School Academy, Revenue Bonds
4.00%, due 11/1/41	2,875,000	2,523,049
		231,563,416
Minnesota 0.9%
City of Crookston, Riverview Healthcare Project, Revenue Bonds
5.00%, due 5/1/51	6,390,000	3,885,552

	Principal Amount	Value
Long-Term Municipal Bonds
Minnesota
City of Forest Lake, Lakes International Language Academy Project, Revenue Bonds
Series A
5.25%, due 8/1/43	$ 300,000	$ 305,805
Series A
5.375%, due 8/1/50	1,250,000	1,268,306
City of Ham Lake, Parnassus Preparatory School Project, Revenue Bonds
Series A
5.00%, due 11/1/47	3,250,000	3,253,727
City of Independence, Global Academy Project, Revenue Bonds
Series A
4.00%, due 7/1/51	1,400,000	1,174,038
Series A
4.00%, due 7/1/56	1,080,000	886,385
City of Minneapolis, Twin Cities International School Project, Revenue Bonds
Series A
5.00%, due 12/1/47 (e)	3,785,000	3,753,842
City of Rochester, Samaritan Bethany, Inc. Project, Revenue Bonds
Series A
5.00%, due 8/1/48	925,000	776,200
Duluth Economic Development Authority, Essentia Health Obligated Group, Revenue Bonds
Series A
5.00%, due 2/15/53	15,350,000	15,589,592
Series A
5.25%, due 2/15/53	22,465,000	23,056,515
Series A
5.25%, due 2/15/58	16,165,000	16,564,431
Duluth Economic Development Authority, St. Luke's Hospital of Duluth, Revenue Bonds
Series B
5.25%, due 6/15/42	4,000,000	4,414,433
Series B
5.25%, due 6/15/47	3,000,000	3,263,683
Series B
5.25%, due 6/15/52	4,750,000	5,146,137
		83,338,646
Mississippi 0.0% ‡
Mississippi Business Finance Corp., System Energy Resources, Inc. Project, Revenue Bonds
2.375%, due 6/1/44	6,700,000	4,204,777
Missouri 0.6%
Branson Industrial Development Authority, Tax Increment, Branson Landing-Retail Project, Tax Allocation
5.50%, due 6/1/29	2,290,000	2,200,340
Cape Girardeau County Industrial Development Authority, Southeast Health, Revenue Bonds
4.00%, due 3/1/41	530,000	515,182
4.00%, due 3/1/46	1,695,000	1,614,838
City of Lees Summit, Department of Airports, Summit Fair Project, Tax Allocation
4.875%, due 11/1/37 (e)	3,045,000	2,848,864

	Principal Amount	Value
Long-Term Municipal Bonds
Missouri
Health & Educational Facilities Authority of the State of Missouri, Maryville University of St. Louis, Revenue Bonds
Series A
4.00%, due 6/15/41	$ 3,300,000	$ 3,064,666
Series A
5.00%, due 6/15/45	3,270,000	3,306,649
Health & Educational Facilities Authority of the State of Missouri, Lutheran Senior Services Project, Revenue Bonds
4.00%, due 2/1/42	3,750,000	3,511,596
Health & Educational Facilities Authority of the State of Missouri, Lake Regional Health System, Revenue Bonds
4.00%, due 2/15/51	2,125,000	1,790,947
Health & Educational Facilities Authority of the State of Missouri, Mercy Health, Revenue Bonds
4.00%, due 6/1/53	6,915,000	6,666,496
5.00%, due 12/1/52	4,400,000	4,706,794
Health & Educational Facilities Authority of the State of Missouri, Capital Region Medical Center, Revenue Bonds
5.00%, due 11/1/40	1,850,000	2,025,023
Kansas City Industrial Development Authority, Airport, Revenue Bonds
Series A, Insured: AGM
4.00%, due 3/1/57 (a)	2,400,000	2,224,298
Kansas City Land Clearance Redevelopment Authority, Convention Center Hotel Project, Tax Allocation
Series B
5.00%, due 2/1/40 (e)	4,700,000	4,617,433
Lees Summit Industrial Development Authority, Fair Community Improvement District, Special Assessment
5.00%, due 5/1/35	695,000	640,913
6.00%, due 5/1/42	2,800,000	2,618,693
Maryland Heights Industrial Development Authority, St. Louis Community Ice Center Project, Revenue Bonds
Series A
5.00%, due 3/15/49	7,500,000	6,096,291
Springfield School District No. R-12, Unlimited General Obligation
2.25%, due 3/1/40	2,000,000	1,489,013
St. Louis County Industrial Development Authority, Nazareth Living Center Project, Revenue Bonds
Series A
5.125%, due 8/15/45	1,900,000	1,703,555
St. Louis Land Clearance for Redevelopment Authority, Scottrade Center Project, Revenue Bonds
Series A
5.00%, due 4/1/48	2,000,000	2,029,064
		53,670,655
Montana 0.2%
City of Forsyth, NorthWestern Corp., Revenue Bonds
3.875%, due 7/1/28	9,750,000	9,856,826
County of Gallatin, Bozeman Fiber Project, Revenue Bonds (e)
Series A
4.00%, due 10/15/41	500,000	404,579
Series A
4.00%, due 10/15/46	2,500,000	1,890,373
Series A
4.00%, due 10/15/51	3,750,000	2,716,076

	Principal Amount	Value
Long-Term Municipal Bonds
Montana
Montana Facility Finance Authority, Kalispell Regional Medical Center, Revenue Bonds
Series B
5.00%, due 7/1/48	$ 5,465,000	$ 5,513,497
		20,381,351
Nebraska 0.0% ‡
County of Douglas, Creighton University, Revenue Bonds
Series A
3.00%, due 7/1/51	2,500,000	1,906,740
Nevada 0.3%
Carson City, Carson Tahoe Regional Healthcare Obligated Group, Revenue Bonds
5.00%, due 9/1/47	2,320,000	2,353,655
City of Reno, Sales Tax, Transportation Rail Access Corridor Project, Revenue Bonds
Series C
(zero coupon), due 7/1/58 (e)	12,500,000	1,770,335
City of Reno, Sales Tax, Transportation Rail Access Corridor Project, Revenue Bonds, First Lien
Series A
4.00%, due 6/1/43	2,500,000	2,430,478
City of Reno, Sales Tax, Revenue Bonds
Series D
(zero coupon), due 7/1/58 (e)	9,000,000	960,855
Las Vegas Redevelopment Agency, Tax Allocation
5.00%, due 6/15/45	2,750,000	2,773,203
State of Nevada Department of Business & Industry, Somerset Academy of Las Vegas, Revenue Bonds
Series A
5.00%, due 12/15/48 (e)	4,215,000	4,128,276
Tahoe-Douglas Visitors Authority, Revenue Bonds
5.00%, due 7/1/30	2,755,000	2,903,498
5.00%, due 7/1/34	2,000,000	2,096,594
5.00%, due 7/1/45	5,050,000	5,134,582
		24,551,476
New Hampshire 1.7%
Manchester Housing and Redevelopment Authority, Inc., Revenue Bonds
Series B, Insured: BAM
(zero coupon), due 1/1/26	1,995,000	1,860,993
Series B, Insured: BAM
(zero coupon), due 1/1/27	2,380,000	2,108,815
New Hampshire Business Finance Authority, Waste Management, Inc. Project, Revenue Bonds (a)
Series A-3
(zero coupon), due 7/1/33 (h)	35,000,000	35,016,282
Series A
4.50%, due 10/1/33 (b)	36,200,000	36,202,979
New Hampshire Business Finance Authority, Springpoint Senior Living Project, Revenue Bonds
4.00%, due 1/1/51	7,850,000	6,504,944
New Hampshire Business Finance Authority, Ascentria Care Alliance Project, Revenue Bonds (e)
5.00%, due 7/1/51	2,000,000	1,699,154

	Principal Amount	Value
Long-Term Municipal Bonds
New Hampshire
New Hampshire Business Finance Authority, Ascentria Care Alliance Project, Revenue Bonds (e)
5.00%, due 7/1/56	$ 910,000	$ 755,645
New Hampshire Business Finance Authority, The Vista Project, Revenue Bonds
Series A
5.75%, due 7/1/54 (e)	1,500,000	1,501,475
New Hampshire Business Finance Authority, Wheeling Power Co., Revenue Bonds
Series A
6.89%, due 4/1/34 (e)	70,000,000	73,396,960
New Hampshire Health and Education Facilities Authority Act, Kendal at Hanover, Revenue Bonds
5.00%, due 10/1/46	1,800,000	1,823,447
		160,870,694
New Jersey 3.2%
Camden County Improvement Authority (The), Camden School Prep Project, Revenue Bonds
5.00%, due 7/15/52 (e)	2,000,000	2,005,463
Essex County Improvement Authority, North Star Academy Charter School of Newark, Inc., Revenue Bonds
4.00%, due 7/15/50 (e)	2,450,000	2,129,220
4.00%, due 6/15/51	1,100,000	997,839
4.00%, due 7/15/60 (e)	8,155,000	6,887,981
Series A
4.00%, due 8/1/60 (e)	3,755,000	3,171,405
New Jersey Economic Development Authority, School Facilities Construction, Revenue Bonds
Series LLL
5.00%, due 6/15/36	5,200,000	5,585,976
Series LLL
5.00%, due 6/15/44	1,000,000	1,049,061
Series LLL
5.00%, due 6/15/49	6,790,000	7,055,319
New Jersey Economic Development Authority, Provident Group-Kean Properties LLC, Revenue Bonds
Series A
5.00%, due 7/1/37	2,650,000	2,666,654
Series A
5.00%, due 7/1/47	3,095,000	3,086,495
New Jersey Economic Development Authority, State Government Buildings Project, Revenue Bonds
Series C
5.00%, due 6/15/42	8,860,000	9,117,716
New Jersey Economic Development Authority, Port Newark Container Terminal LLC, Revenue Bonds
5.00%, due 10/1/47 (a)	15,905,000	16,159,720
New Jersey Economic Development Authority, Provident Group-Rowan Properties LLC, Revenue Bonds
Series A
5.00%, due 1/1/48	11,985,000	11,474,376
New Jersey Economic Development Authority, The Goethals Bridge Replacement Project, Revenue Bonds (a)
5.125%, due 1/1/34	3,000,000	3,003,118
Insured: AGM
5.125%, due 7/1/42	1,705,000	1,706,428
5.375%, due 1/1/43	12,105,000	12,114,817

	Principal Amount	Value
Long-Term Municipal Bonds
New Jersey
New Jersey Economic Development Authority, Continental Airlines, Inc. Project, Revenue Bonds
Series B
5.625%, due 11/15/30 (a)	$ 10,335,000	$ 10,422,392
New Jersey Economic Development Authority, NYNJ Link Borrower LLC, Revenue Bonds
5.625%, due 1/1/52 (a)	16,695,000	16,709,096
New Jersey Economic Development Authority, Team Academy Charter School Project, Revenue Bonds
6.00%, due 10/1/43	2,055,000	2,057,175
New Jersey Educational Facilities Authority, St Elizabeth University, Revenue Bonds
Series D
5.00%, due 7/1/46	1,750,000	1,551,709
New Jersey Higher Education Student Assistance Authority, Revenue Bonds
Series C
5.25%, due 12/1/54 (a)	2,800,000	2,855,220
New Jersey Transportation Trust Fund Authority, Transportation Program, Revenue Bonds
Series AA
4.00%, due 6/15/38	10,350,000	10,445,004
Series AA
4.00%, due 6/15/40	11,250,000	11,292,414
Series A
4.00%, due 6/15/41	3,000,000	3,002,809
Series BB
4.00%, due 6/15/41	3,750,000	3,753,311
Series BB
4.00%, due 6/15/44	14,890,000	14,736,760
Series AA
4.00%, due 6/15/45	40,170,000	39,474,878
Series BB
4.00%, due 6/15/46	6,140,000	5,990,264
Series AA
4.00%, due 6/15/50	7,110,000	6,936,079
Series BB
4.00%, due 6/15/50	20,805,000	20,263,864
Series AA
4.25%, due 6/15/44	2,055,000	2,075,244
Series AA
5.00%, due 6/15/50	6,910,000	7,272,595
South Jersey Port Corp., Marine Terminal, Revenue Bonds
Series B
5.00%, due 1/1/48 (a)	24,010,000	24,421,066
South Jersey Transportation Authority, Revenue Bonds
Series A, Insured: AGM-CR
4.00%, due 11/1/50	10,025,000	10,037,497
Series A
5.00%, due 11/1/39	500,000	500,889
Series A, Insured: BAM
5.00%, due 11/1/45	10,150,000	10,797,009

	Principal Amount	Value
Long-Term Municipal Bonds
New Jersey
Tobacco Settlement Financing Corp., Revenue Bonds
Series A
5.00%, due 6/1/46	$ 5,125,000	$ 5,246,606
		298,053,469
New York 9.9%
Brooklyn Arena Local Development Corp., Barclays Center Project, Revenue Bonds
Series A, Insured: AGM
3.00%, due 7/15/43	2,135,000	1,662,805
Build NYC Resource Corp., Pratt Paper, Inc. Project, Revenue Bonds
5.00%, due 1/1/35 (a)(e)	1,500,000	1,506,417
Build NYC Resource Corp., Metropolitan Lighthouse Charter School Project, Revenue Bonds
Series A
5.00%, due 6/1/47 (e)	1,225,000	1,232,850
Build NYC Resource Corp., Hellenic Classical Charter Schools, Revenue Bonds (e)
Series A
5.00%, due 12/1/51	1,000,000	909,967
Series A
5.00%, due 12/1/55	1,080,000	968,635
Dutchess County Local Development Corp., Bard College Project, Revenue Bonds
Series A
5.00%, due 7/1/45	6,600,000	6,765,389
Erie Tobacco Asset Securitization Corp., Tobacco Settlement, Asset-Backed, Revenue Bonds
Series B
(zero coupon), due 6/1/47	37,500,000	8,047,721
Genesee County Funding Corp. (The), Rochester Regional Health Obligated Group, Revenue Bonds
Series A
5.25%, due 12/1/52	6,750,000	7,033,345
Huntington Local Development Corp., Fountaingate Gardens Project, Revenue Bonds
Series B
4.00%, due 7/1/27	2,165,000	2,120,611
Jefferson County Civic Facility Development Corp., Samaritan Medical Center Project, Revenue Bonds
Series A
4.00%, due 11/1/42	2,425,000	1,891,791
Series A
4.00%, due 11/1/47	1,530,000	1,111,338
Metropolitan Transportation Authority, Green Bond, Revenue Bonds
Series A-1
4.00%, due 11/15/45	31,350,000	30,658,620
Series E
4.00%, due 11/15/45	23,375,000	22,859,497
Series A-1
4.00%, due 11/15/46	21,195,000	20,624,403
Series A-1
4.00%, due 11/15/46	11,050,000	10,752,520
Series A-3, Insured: AGM
4.00%, due 11/15/46	2,545,000	2,494,031

	Principal Amount	Value
Long-Term Municipal Bonds
New York
Metropolitan Transportation Authority, Green Bond, Revenue Bonds
Series A-1
4.00%, due 11/15/48	$ 6,440,000	$ 6,217,747
Series A-1
4.00%, due 11/15/49	35,565,000	34,262,738
Series A-1, Insured: AGM
4.00%, due 11/15/50	8,550,000	8,278,943
Series A-1
4.00%, due 11/15/50	800,000	768,004
Series D
4.00%, due 11/15/50	7,730,000	7,425,415
Series A-1
4.00%, due 11/15/51	10,290,000	9,853,830
Series A-1
4.00%, due 11/15/52	3,340,000	3,190,704
Series A-2
5.00%, due 11/15/27	3,150,000	3,270,629
Series B
5.00%, due 11/15/28	1,190,000	1,277,690
Metropolitan Transportation Authority, Climate Certified Green Bond, Revenue Bonds
Series C, Insured: AGM
4.00%, due 11/15/47	2,000,000	1,950,870
Metropolitan Transportation Authority, Revenue Bonds
Series D
5.00%, due 11/15/27	2,055,000	2,133,696
Monroe County Industrial Development Corp., Rochester Regional Health Obligated Group, Revenue Bonds
4.00%, due 12/1/41	2,955,000	2,801,379
Monroe County Industrial Development Corp., St. Ann's Community Project, Revenue Bonds
5.00%, due 1/1/50	1,000,000	851,924
Nassau County Tobacco Settlement Corp., Asset-Backed, Revenue Bonds
Series A-3
5.00%, due 6/1/35	2,075,000	1,940,825
Series A-3
5.125%, due 6/1/46	12,605,000	11,631,273
New York City Industrial Development Agency, Queens Baseball Stadium Project, Revenue Bonds
Series A, Insured: AGM
3.00%, due 1/1/46	12,365,000	9,924,849
New York City Industrial Development Agency, Yankee Stadium Project, Revenue Bonds
Series A, Insured: AGM
3.00%, due 3/1/49	1,750,000	1,351,691
Series A, Insured: AGM-CR
3.00%, due 3/1/49	17,600,000	13,594,152
New York City Transitional Finance Authority, Future Tax Secured, Revenue Bonds
Series E-1
4.00%, due 2/1/49	49,060,000	48,109,114
New York Convention Center Development Corp., Hotel Unit Fee, Revenue Bonds, Senior Lien
Series A
(zero coupon), due 11/15/47	10,000,000	3,338,766

	Principal Amount	Value
Long-Term Municipal Bonds
New York
New York Counties Tobacco Trust V, Pass Through, Capital Appreciation, Revenue Bonds
Series S-1
(zero coupon), due 6/1/38	$ 2,500,000	$ 1,103,474
New York Liberty Development Corp., 1 World Trade Center, Revenue Bonds
Insured: BAM
2.75%, due 2/15/44	14,600,000	11,212,498
New York Liberty Development Corp., Green Bond, Revenue Bonds
Series A, Insured: BAM
3.00%, due 11/15/51	3,750,000	2,839,562
New York Liberty Development Corp., 7 World Trade Center Project, Revenue Bonds
Series A
3.125%, due 9/15/50	21,530,000	17,299,954
New York Liberty Development Corp., 3 World Trade Center LLC, Revenue Bonds
Class 1
5.00%, due 11/15/44 (e)	72,180,000	72,252,324
New York State Dormitory Authority, Montefiore Obligated Group, Revenue Bonds
Series A
4.00%, due 8/1/37	3,250,000	3,212,607
Series A
4.00%, due 8/1/38	1,750,000	1,723,498
Series A
4.00%, due 9/1/50	6,700,000	6,172,715
New York State Dormitory Authority, NYU Langone Hospitals Obligated Group, Revenue Bonds
Series A
4.00%, due 7/1/50	4,240,000	4,122,375
Series A
4.00%, due 7/1/53	4,310,000	4,147,974
New York State Dormitory Authority, Orange Regional Medical Center Obligated Group, Revenue Bonds
5.00%, due 12/1/30 (e)	2,200,000	2,184,366
New York State Thruway Authority, State Personal Income Tax, Revenue Bonds
Series A-1
3.00%, due 3/15/48	8,500,000	6,687,795
Series A-1
3.00%, due 3/15/51	33,195,000	25,467,456
Series A-1
4.00%, due 3/15/53	14,875,000	14,384,622
New York State Thruway Authority, General Revenue Junior Indebtedness Obligation, Revenue Bonds
Series B
4.00%, due 1/1/50	10,135,000	9,723,485
New York State Urban Development Corp., Sales Tax, Revenue Bonds
Series A
3.00%, due 3/15/50	9,700,000	7,637,360
New York State Urban Development Corp., Personal Income Tax, Revenue Bonds
Series E
4.00%, due 3/15/43	6,150,000	6,096,228
New York Transportation Development Corp., Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment Project, Revenue Bonds (a)
4.00%, due 10/1/30	9,160,000	9,110,119

	Principal Amount	Value
Long-Term Municipal Bonds
New York
New York Transportation Development Corp., Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment Project, Revenue Bonds (a)
4.375%, due 10/1/45	$ 75,465,000	$ 72,844,372
5.00%, due 10/1/35	6,110,000	6,430,766
New York Transportation Development Corp., New York State Thruway Service Areas Project, Revenue Bonds
4.00%, due 4/30/53 (a)	4,870,000	4,160,172
New York Transportation Development Corp., Terminal 4 JFK International Airport Project, Revenue Bonds (a)
5.00%, due 12/1/34	9,750,000	10,555,085
5.00%, due 12/1/36	5,000,000	5,374,493
5.00%, due 12/1/38	9,750,000	10,402,315
5.00%, due 12/1/39	13,805,000	14,685,040
5.00%, due 12/1/40	4,785,000	5,061,231
New York Transportation Development Corp., Terminal 4 John F. Kennedy International Airport Project, Revenue Bonds (a)
Insured: AGM-CR
5.00%, due 12/1/40	17,260,000	18,917,939
5.00%, due 12/1/42	3,375,000	3,534,510
5.375%, due 6/30/60	15,000,000	15,603,462
New York Transportation Development Corp., LaGuardia Airport Terminal B Redevelopment Project, Revenue Bonds
Series A
5.00%, due 7/1/46 (a)	12,125,000	12,122,051
New York Transportation Development Corp., JFK NTO LLC, Revenue Bonds (a)
5.00%, due 6/30/60	25,000,000	25,492,077
Insured: AGM
5.125%, due 6/30/60	12,000,000	12,450,830
Insured: AGM
5.25%, due 6/30/60	21,000,000	22,182,667
5.50%, due 6/30/54	44,000,000	46,979,046
5.50%, due 6/30/60	60,000,000	63,881,472
New York Transportation Development Corp., American Airlines, Inc. John F. Kennedy International Airport Project, Revenue Bonds (a)
5.25%, due 8/1/31	3,750,000	3,979,332
5.375%, due 8/1/36	3,445,000	3,669,693
Oneida County Local Development Corp., Mohawk Valley Health System Project, Revenue Bonds
Series A, Insured: AGM
3.00%, due 12/1/40	3,755,000	3,080,810
Series A, Insured: AGM
3.00%, due 12/1/44	6,450,000	4,976,536
Orange County Funding Corp., Mount St. Mary College, Revenue Bonds
Series A
5.00%, due 7/1/42	1,430,000	1,347,894
Port Authority of New York & New Jersey, Revenue Bonds (a)
Series 223
4.00%, due 7/15/46	9,520,000	9,155,810
Series 236
5.00%, due 1/15/52	4,285,000	4,493,808
Port Authority of New York & New Jersey, Consolidated 218th, Revenue Bonds
Series 218
4.00%, due 11/1/47 (a)	2,455,000	2,342,751

	Principal Amount	Value
Long-Term Municipal Bonds
New York
Riverhead Industrial Development Agency, Riverhead Charter School, Revenue Bonds
Series A
7.00%, due 8/1/43	$ 1,500,000	$ 1,503,451
Rockland Tobacco Asset Securitization Corp., Tobacco Settlement, Asset-Backed, Revenue Bonds
Series B
(zero coupon), due 8/15/50 (e)	13,000,000	2,381,905
Southold Local Development Corp., Peconic Landing, Inc. Project, Revenue Bonds
4.00%, due 12/1/45	815,000	719,545
Suffolk Tobacco Asset Securitization Corp., Tobacco Settlement, Asset Backed, Revenue Bonds
Series B-2
(zero coupon), due 6/1/66	71,340,000	7,193,562
Tompkins County Development Corp., Kendal at Ithaca Project, Revenue Bonds
Series 2014A
5.00%, due 7/1/44	915,000	915,440
TSASC, Inc., Tobacco Settlement Bonds, Revenue Bonds
Series B
5.00%, due 6/1/48	19,500,000	17,336,223
Westchester County Local Development Corp., Pace University, Revenue Bonds
Series A
5.50%, due 5/1/42	5,205,000	5,210,876
		917,177,755
North Carolina 0.7%
North Carolina Medical Care Commission, The Forest at Duke Project, Revenue Bonds
4.00%, due 9/1/41	2,300,000	2,057,316
4.00%, due 9/1/51	1,200,000	991,986
North Carolina Medical Care Commission, Plantation Village, Inc., Revenue Bonds
Series A
4.00%, due 1/1/52	2,940,000	2,405,274
North Carolina Medical Care Commission, United Methodist Retirement Homes, Inc. Obligated Group (The), Revenue Bonds
Series B-1
4.25%, due 10/1/28	275,000	276,606
Series A
5.00%, due 10/1/39	500,000	534,718
Series A
5.00%, due 10/1/44	505,000	530,388
Series A
5.00%, due 10/1/49	515,000	534,107
Series A
5.125%, due 10/1/54	1,250,000	1,297,329
North Carolina Medical Care Commission, Pines at Davidson Project (The), Revenue Bonds
Series A
5.00%, due 1/1/49	3,350,000	3,399,194
North Carolina Turnpike Authority, Triangle Expressway System, Revenue Bonds, Senior Lien
Insured: AGM
3.00%, due 1/1/42	2,320,000	1,935,876
Insured: AGM
5.00%, due 1/1/49	4,750,000	4,969,649

	Principal Amount	Value
Long-Term Municipal Bonds
North Carolina
North Carolina Turnpike Authority, Triangle Expressway System, Revenue Bonds, Senior Lien
Insured: AGM-CR
5.00%, due 1/1/49	$ 23,700,000	$ 24,795,933
North Carolina Turnpike Authority, Monroe Expressway Toll, Revenue Bonds
Series A
5.00%, due 7/1/51	2,745,000	2,781,115
Series A
5.00%, due 7/1/54	6,755,000	6,836,362
North Carolina Turnpike Authority, Revenue Bonds, Senior Lien
Series A, Insured: AGM
5.00%, due 1/1/58	8,935,000	9,531,557
		62,877,410
North Dakota 0.5%
City of Grand Forks, Altru Health System, Revenue Bonds
Insured: AGM-CR
4.00%, due 12/1/46	3,955,000	3,589,043
Series A, Insured: AGM
5.00%, due 12/1/48	2,950,000	3,095,137
Series A, Insured: AGM
5.00%, due 12/1/53	2,800,000	2,915,079
County of Cass, Essentia Health Obligated Group, Revenue Bonds
Series B
5.25%, due 2/15/53	9,100,000	9,339,607
County of Ward, Trinity Health, Revenue Bonds
Series C
5.00%, due 6/1/48	26,890,000	25,073,193
Series C
5.00%, due 6/1/53	725,000	656,731
		44,668,790
Ohio 4.3%
Akron Bath Copley Joint Township Hospital District, Summa Health System Obligated Group, Revenue Bonds
5.25%, due 11/15/46	29,875,000	30,295,748
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds, Senior Lien
Series A-2, Class 1
4.00%, due 6/1/48	5,185,000	4,836,868
Series B-2
5.00%, due 6/1/55	215,775,000	200,122,789
Cleveland-Cuyahoga County Port Authority, Euclid Avenue Development Corp. Project, Revenue Bonds
4.00%, due 8/1/44	12,270,000	11,784,944
Series A
5.50%, due 8/1/52	1,000,000	1,071,001
Cleveland-Cuyahoga County Port Authority, Centers for Dialysis Care Project, Revenue Bonds
Series A
5.00%, due 12/1/42	4,905,000	4,924,401
Series A
5.00%, due 12/1/47	1,435,000	1,416,176

	Principal Amount	Value
Long-Term Municipal Bonds
Ohio
Cleveland-Cuyahoga County Port Authority, Starwood Wasserman University Heights Holding LLC, Revenue Bonds (c)(d)(g)
Series A
7.00%, due 12/1/18	$ 710,000	$ 184,600
Series A
7.35%, due 12/1/31	6,000,000	1,560,000
County of Cuyahoga, MetroHealth System (The), Revenue Bonds
4.75%, due 2/15/47	1,440,000	1,440,781
5.00%, due 2/15/37	5,050,000	5,153,679
5.00%, due 2/15/52	7,785,000	7,818,684
5.25%, due 2/15/47	3,715,000	3,783,190
5.50%, due 2/15/57	32,555,000	33,197,066
County of Cuyahoga, MetroHealth System, Revenue Bonds
5.50%, due 2/15/52	4,660,000	4,763,128
County of Hamilton, Life Enriching Communities Project, Revenue Bonds
5.00%, due 1/1/42	1,080,000	1,068,851
5.00%, due 1/1/46	2,090,000	2,052,181
County of Montgomery, Kettering Health Network Obligated Group, Revenue Bonds
4.00%, due 8/1/51	3,265,000	2,951,732
Franklin County Convention Facilities Authority, Greater Columbus Convention Center Hotel Expansion Project, Revenue Bonds
5.00%, due 12/1/51	4,250,000	4,250,548
Ohio Air Quality Development Authority, Pratt Paper LLC Project, Revenue Bonds
4.50%, due 1/15/48 (a)(e)	2,450,000	2,442,909
Ohio Higher Educational Facility Commission, Tiffin University Project, Revenue Bonds
4.00%, due 11/1/49	4,700,000	3,616,135
5.00%, due 11/1/44	750,000	703,036
Ohio Higher Educational Facility Commission, University of Findlay (The), Revenue Bonds
5.00%, due 3/1/39	1,675,000	1,619,573
5.00%, due 3/1/44	9,065,000	8,477,232
Ohio Higher Educational Facility Commission, Cleveland Institute of Art (The), Revenue Bonds
5.25%, due 12/1/48	1,000,000	946,107
5.50%, due 12/1/53	1,215,000	1,172,084
State of Ohio, University Hospitals Health System, Inc., Revenue Bonds
Series A
4.00%, due 1/15/46	8,000,000	7,573,565
Series A, Insured: BAM
4.00%, due 1/15/50	33,060,000	31,965,188
Toledo-Lucas County Port Authority, University of Toledo Parking Project, Revenue Bonds
4.00%, due 1/1/57	6,150,000	5,446,331
Toledo-Lucas County Port Authority, University of Toledo Project, Revenue Bonds
Series A
5.00%, due 7/1/34	1,400,000	1,399,947
Series A
5.00%, due 7/1/39	2,000,000	1,999,863
Series A
5.00%, due 7/1/46	9,440,000	9,228,906
		399,267,243

	Principal Amount	Value
Long-Term Municipal Bonds
Oklahoma 0.1%
Norman Regional Hospital Authority, Norman Regional Hospital Authority Obligated Group, Revenue Bonds
4.00%, due 9/1/45	$ 2,500,000	$ 2,078,551
5.00%, due 9/1/37	3,500,000	3,503,158
Tulsa Authority for Economic Opportunity, Sante FE Square Project, Tax Allocation
4.375%, due 12/1/41 (e)	1,500,000	1,386,897
Tulsa County Industrial Authority, Montereau, Inc., Project, Revenue Bonds
5.25%, due 11/15/45	1,250,000	1,260,402
		8,229,008
Oregon 0.1%
Astoria Hospital Facilities Authority, Columbia Memorial Hospital Obligated Group, Revenue Bonds
3.50%, due 8/1/42	845,000	728,187
County of Yamhill, George Fox University Project, Revenue Bonds
4.00%, due 12/1/51	3,150,000	2,979,706
Oregon State Facilities Authority, College Housing Northwest Project, Revenue Bonds
Series A
5.00%, due 10/1/48 (e)	1,560,000	1,490,392
		5,198,285
Pennsylvania 4.7%
Allegheny County Airport Authority, Revenue Bonds (a)
Series A, Insured: AGM
4.00%, due 1/1/46	7,970,000	7,722,632
Series A
4.00%, due 1/1/56	7,500,000	6,900,371
Allegheny County Hospital Development Authority, Allegheny Health Network, Revenue Bonds
Series A, Insured: AGM-CR
4.00%, due 4/1/44	15,900,000	15,452,496
Allegheny County Industrial Development Authority, Urban Academy of Greater Pittsburgh Charter School, Revenue Bonds
Series A
4.00%, due 6/15/41 (e)	1,895,000	1,658,978
Allegheny County Industrial Development Authority, Propel Charter School - Sunrise, Revenue Bonds
6.00%, due 7/15/38	2,740,000	2,743,344
Allentown Neighborhood Improvement Zone Development Authority, City Center Project, Revenue Bonds (e)
5.00%, due 5/1/42	4,000,000	4,083,676
5.00%, due 5/1/42	14,750,000	14,826,657
5.00%, due 5/1/42	6,465,000	6,481,852
5.125%, due 5/1/32	4,250,000	4,313,804
5.25%, due 5/1/42	1,010,000	1,016,010
5.375%, due 5/1/42	4,225,000	4,257,462
Allentown Neighborhood Improvement Zone Development Authority, Revenue Bonds
5.00%, due 5/1/42	3,500,000	3,627,608
6.00%, due 5/1/42 (e)	4,250,000	4,494,412
Bucks County Industrial Development Authority, Grand View Hospital Project, Revenue Bonds
4.00%, due 7/1/46	2,910,000	2,322,709
4.00%, due 7/1/51	7,200,000	5,496,388
5.00%, due 7/1/40	655,000	625,752
5.00%, due 7/1/41	2,500,000	2,375,921

	Principal Amount	Value
Long-Term Municipal Bonds
Pennsylvania
Cambria County General Financing Authority, St. Francis University, Revenue Bonds
Series TT5
4.00%, due 4/1/46	$ 2,035,000	$ 1,642,012
Chambersburg Area Municipal Authority, Wilson College, Revenue Bonds
5.50%, due 10/1/33	1,230,000	1,230,271
5.75%, due 10/1/38	3,200,000	3,200,226
5.75%, due 10/1/43	2,290,000	2,274,031
Chester County Industrial Development Authority, Avon Grove Charter School, Revenue Bonds
5.00%, due 3/1/27	2,375,000	2,410,058
Chester County Industrial Development Authority, Renaissance Academy Charter School, Revenue Bonds
5.00%, due 10/1/39	1,575,000	1,575,263
Chester County Industrial Development Authority, Woodlands at Greystone Project, Special Assessment
5.125%, due 3/1/48 (e)	680,000	655,410
City of Erie Higher Education Building Authority, Mercyhurst University Project, Revenue Bonds (e)
5.00%, due 9/15/27	705,000	706,054
5.00%, due 9/15/28	740,000	740,663
5.00%, due 9/15/29	150,000	149,991
5.00%, due 9/15/37	640,000	662,408
5.00%, due 9/15/37	2,755,000	2,672,322
Commonwealth Financing Authority, Tobacco Master Settlement Payment, Revenue Bonds
Insured: AGM
4.00%, due 6/1/39	150,000	152,562
County of Lehigh, Lehigh Valley Health Network, Revenue Bonds
Series A
4.00%, due 7/1/49	1,660,000	1,562,516
Cumberland County Municipal Authority, Diakon Lutheran Social Ministries, Revenue Bonds
Series A
5.00%, due 1/1/39	195,000	209,270
Series A
5.00%, due 1/1/39	290,000	295,738
Dauphin County General Authority, Harrisburg University Science Technology Project (The), Revenue Bonds (e)
5.00%, due 10/15/34	5,535,000	4,629,444
5.125%, due 10/15/41	4,650,000	3,489,384
5.875%, due 10/15/40	3,700,000	3,044,706
6.25%, due 10/15/53	9,150,000	7,167,216
Delaware County Authority, Cabrini University, Revenue Bonds
5.00%, due 7/1/42	1,215,000	1,277,743
Franklin County Industrial Development Authority, Menno-Haven, Inc. Project, Revenue Bonds
5.00%, due 12/1/39	375,000	373,385
5.00%, due 12/1/49	1,020,000	946,712
General Authority of Southcentral Pennsylvania, York Academy Regional Charter School Project, Revenue Bonds (e)
Series A
6.00%, due 7/15/38	2,620,000	2,712,905
Series A
6.50%, due 7/15/48	4,150,000	4,304,534
Huntingdon County General Authority, AICUP Financing Program, Revenue Bonds
Series OO2
5.00%, due 5/1/46	3,955,000	3,917,748

	Principal Amount	Value
Long-Term Municipal Bonds
Pennsylvania
Jefferson County Hospital Authority (The), Punxsutawney Area Hospital, Inc., Revenue Bonds
4.50%, due 1/15/27 (e)	$ 5,270,000	$ 5,294,239
Lancaster Higher Education Authority, Elizabethtown College Project, Revenue Bonds
Series A
5.00%, due 10/1/51	3,000,000	2,860,295
Lancaster Industrial Development Authority, Willow Valley Communities Project, Revenue Bonds
4.00%, due 12/1/49	3,450,000	3,113,209
5.00%, due 12/1/49	3,940,000	4,007,195
Lancaster Industrial Development Authority, Landis Homes Retirement Community, Revenue Bonds
4.00%, due 7/1/51	2,750,000	2,200,212
Montgomery County Higher Education and Health Authority, Thomas Jefferson University Project, Revenue Bonds
Insured: BAM
4.00%, due 9/1/44	3,000,000	2,936,363
4.00%, due 9/1/49	4,750,000	4,387,572
Insured: AGM-CR
4.00%, due 9/1/49	15,610,000	14,985,603
Montgomery County Higher Education and Health Authority, Philadelphia Presbyterian Homes Project, Revenue Bonds
4.00%, due 12/1/48	3,995,000	3,405,962
Montgomery County Industrial Development Authority, ACTS Retirement-Life Communities, Inc. Obligated Group, Revenue Bonds
5.00%, due 11/15/36	4,530,000	4,633,852
Northeastern Pennsylvania Hospital and Education Authority, King's College Project, Revenue Bonds
5.00%, due 5/1/49	435,000	408,526
Pennsylvania Economic Development Financing Authority, Waste Management, Inc. Project, Revenue Bonds (b)
0.95%, due 12/1/33	9,250,000	8,516,697
Series A
4.50%, due 6/1/41 (a)	85,000,000	85,053,295
Pennsylvania Economic Development Financing Authority, Republic Services, Inc., Revenue Bonds (a)(b)
Series A
4.10%, due 4/1/34	4,000,000	4,001,670
Series B-2
4.15%, due 4/1/49	5,000,000	5,004,437
Pennsylvania Economic Development Financing Authority, Rapid Bridge Replacement Project, Revenue Bonds
4.125%, due 12/31/38	4,000,000	3,837,570
Pennsylvania Economic Development Financing Authority, Penndot Major Bridges Project, Revenue Bonds (a)
Insured: AGM
5.00%, due 12/31/57	7,900,000	8,199,713
5.25%, due 6/30/53	8,395,000	8,677,191
5.75%, due 6/30/48	6,560,000	7,105,083
Pennsylvania Higher Education Assistance Agency, Revenue Bonds (a)
Series B
5.00%, due 6/1/49	7,600,000	7,636,480
Series 1C
5.00%, due 6/1/51	4,950,000	4,971,731
Pennsylvania Turnpike Commission, Revenue Bonds
Series B
4.00%, due 12/1/46	6,770,000	6,561,930

	Principal Amount	Value
Long-Term Municipal Bonds
Pennsylvania
Pennsylvania Turnpike Commission, Revenue Bonds
Series A
4.00%, due 12/1/50	$ 7,650,000	$ 7,168,065
Series A, Insured: BAM
4.00%, due 12/1/50	46,265,000	44,442,774
Philadelphia Authority for Industrial Development, Mariana Bracetti Academy Charter School, Revenue Bonds
Series B
4.875%, due 12/15/35 (e)	6,215,000	6,129,513
Philadelphia Authority for Industrial Development, Frankford Valley Foundation for Literacy, Revenue Bonds (e)
5.00%, due 6/15/39	1,725,000	1,780,548
5.00%, due 6/15/43	1,500,000	1,520,928
Philadelphia Authority for Industrial Development, Russell Byers Charter School, Revenue Bonds
Series A
5.00%, due 5/1/40	1,105,000	1,111,625
Series A
5.00%, due 5/1/50	3,130,000	3,086,760
Philadelphia Authority for Industrial Development, MaST Charter School Project, Revenue Bonds
Series A
5.00%, due 8/1/40	915,000	936,316
Series A
5.00%, due 8/1/50	1,050,000	1,067,051
Philadelphia Authority for Industrial Development, University of the Arts (The), Revenue Bonds (e)
5.00%, due 3/15/45	300,000	321,280
5.00%, due 3/15/45	4,875,000	4,144,928
Philadelphia Authority for Industrial Development, Philadelphia Performing Arts Charter School, Revenue Bonds
Series A
5.00%, due 6/15/50 (e)	1,700,000	1,706,427
Philadelphia Authority for Industrial Development, International Education & Community Initiatives Project, Revenue Bonds (e)
Series A
5.125%, due 6/1/38	2,000,000	2,002,267
Series A
5.25%, due 6/1/48	3,085,000	3,039,398
Philadelphia Authority for Industrial Development, Greater Philadelphia Health Action, Inc., Revenue Bonds
Series A
6.50%, due 6/1/45	2,200,000	2,206,454
Scranton Redevelopment Authority, Revenue Bonds
Series A, Insured: MUN GOVT GTD
5.00%, due 11/15/28	6,425,000	6,427,954
Scranton-Lackawanna Health and Welfare Authority, Marywood University Project, Revenue Bonds
5.00%, due 6/1/36	1,000,000	977,238
5.00%, due 6/1/46	4,625,000	4,212,406
Wilkes-Barre Finance Authority, Wilkes University Project, Revenue Bonds
4.00%, due 3/1/42	2,500,000	2,118,933
		432,602,334

	Principal Amount	Value
Long-Term Municipal Bonds
Puerto Rico 11.0%
Children's Trust Fund, Asset-Backed, Revenue Bonds
Series A
(zero coupon), due 5/15/50	$ 43,900,000	$ 8,432,211
Series B
(zero coupon), due 5/15/57	97,900,000	6,036,955
5.50%, due 5/15/39	1,095,000	1,101,252
5.625%, due 5/15/43	36,560,000	37,030,670
Commonwealth of Puerto Rico, Unlimited General Obligation
Series A-1
(zero coupon), due 7/1/33	26,422,270	17,825,581
Series A-1
4.00%, due 7/1/35	53,687,833	52,892,410
Series A-1
4.00%, due 7/1/37	33,727,084	32,861,849
Series A-1
4.00%, due 7/1/41	19,323,126	18,186,845
Series A-1
4.00%, due 7/1/46	12,500,000	11,487,142
Commonwealth of Puerto Rico
(zero coupon), due 11/1/43	178,700,250	109,677,278
(zero coupon), due 11/1/51	35,811,084	22,516,219
(zero coupon), due 11/1/51	27,500,000	6,531,250
(zero coupon), due 11/1/51	20,053,341	8,522,670
GDB Debt Recovery Authority of Puerto Rico, Revenue Bonds
7.50%, due 8/20/40	104,222,370	101,356,255
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds, Senior Lien (e)
Series C
3.50%, due 7/1/26	14,625,000	13,952,626
Series A
5.00%, due 7/1/27	345,000	354,360
Series 2020A
5.00%, due 7/1/30	4,135,000	4,337,481
Series 2020A
5.00%, due 7/1/35	15,960,000	16,656,194
Series A
5.00%, due 7/1/37	5,750,000	6,053,057
Series A
5.00%, due 7/1/47	127,655,000	129,608,083
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds (e)
Series B
5.00%, due 7/1/33	5,300,000	5,581,305
Series B
5.00%, due 7/1/37	20,695,000	21,666,897
Puerto Rico Electric Power Authority, Revenue Bonds
Series DDD
3.30%, due 7/1/19 (c)(d)(g)	1,015,000	545,563
Series UU, Insured: AGM
4.245%, due 7/1/29 (h)	4,640,000	4,503,618

	Principal Amount	Value
Long-Term Municipal Bonds
Puerto Rico
Puerto Rico Electric Power Authority, Revenue Bonds
Series ZZ
4.25%, due 7/1/20 (c)(d)(g)	$ 1,355,000	$ 728,312
Series CCC
4.25%, due 7/1/23 (c)(d)	1,150,000	618,125
Series CCC
4.375%, due 7/1/22 (c)(d)(g)	115,000	61,813
Series CCC
4.60%, due 7/1/24 (c)(d)	200,000	107,500
Series CCC
4.625%, due 7/1/25 (c)(d)	1,085,000	585,900
Series XX
4.75%, due 7/1/26 (c)(d)	320,000	172,800
Series ZZ
4.75%, due 7/1/27 (c)(d)	405,000	218,700
Series A
4.80%, due 7/1/29 (c)(d)	690,000	372,600
Series DDD
5.00%, due 7/1/20 (c)(d)(g)	3,250,000	1,746,875
Series TT
5.00%, due 7/1/20 (c)(d)(g)	2,195,000	1,179,812
Series CCC
5.00%, due 7/1/21 (c)(d)(g)	470,000	252,625
Series DDD
5.00%, due 7/1/21 (c)(d)(g)	275,000	147,813
Series TT
5.00%, due 7/1/21 (c)(d)(g)	1,215,000	653,063
Series TT
5.00%, due 7/1/23 (c)(d)	365,000	196,188
Series CCC
5.00%, due 7/1/24 (c)(d)	1,845,000	991,687
Series TT
5.00%, due 7/1/24 (c)(d)	450,000	241,875
Series CCC
5.00%, due 7/1/25 (c)(d)	575,000	310,500
Series SS, Insured: NATL-RE
5.00%, due 7/1/25	770,000	770,234
Series TT
5.00%, due 7/1/25 (c)(d)	1,030,000	556,200
Series TT
5.00%, due 7/1/26 (c)(d)	1,050,000	567,000
Series TT, Insured: AGM-CR
5.00%, due 7/1/27	150,000	149,873
Series TT
5.00%, due 7/1/27 (c)(d)	1,250,000	675,000
Series WW
5.00%, due 7/1/28 (c)(d)	380,000	205,200

	Principal Amount	Value
Long-Term Municipal Bonds
Puerto Rico
Puerto Rico Electric Power Authority, Revenue Bonds
Series TT
5.00%, due 7/1/32 (c)(d)	$ 9,320,000	$ 5,032,800
Series A
5.00%, due 7/1/42 (c)(d)	8,755,000	4,727,700
Series A
5.05%, due 7/1/42 (c)(d)	825,000	445,500
Series ZZ
5.25%, due 7/1/20 (c)(d)(g)	225,000	120,938
Series ZZ
5.25%, due 7/1/23 (c)(d)	620,000	333,250
Series AAA
5.25%, due 7/1/24 (c)(d)	3,000,000	1,612,500
Series WW
5.25%, due 7/1/25 (c)(d)	1,605,000	866,700
Series AAA
5.25%, due 7/1/26 (c)(d)	110,000	59,400
Series ZZ
5.25%, due 7/1/26 (c)(d)	3,520,000	1,900,800
Series VV, Insured: NATL-RE
5.25%, due 7/1/29	630,000	620,075
Series AAA
5.25%, due 7/1/30 (c)(d)	985,000	531,900
Series VV, Insured: NATL-RE
5.25%, due 7/1/30	3,850,000	3,784,780
Series VV, Insured: NATL-RE
5.25%, due 7/1/32	345,000	340,992
Series WW
5.25%, due 7/1/33 (c)(d)	8,310,000	4,487,400
Series XX
5.25%, due 7/1/35 (c)(d)	2,265,000	1,223,100
Series XX
5.25%, due 7/1/40 (c)(d)	18,055,000	9,749,700
Series BBB
5.40%, due 7/1/28 (c)(d)	9,615,000	5,192,100
Series WW
5.50%, due 7/1/38 (c)(d)	11,595,000	6,261,300
Series XX
5.75%, due 7/1/36 (c)(d)	4,055,000	2,189,700
Series A
6.75%, due 7/1/36 (c)(d)	11,550,000	6,237,000
Series A
7.00%, due 7/1/33 (c)(d)	1,500,000	810,000
Series A
7.00%, due 7/1/43 (c)(d)	4,750,000	2,565,000
Puerto Rico Electric Power Authority, Build America Bonds, Revenue Bonds (c)(d)
Series EEE
5.95%, due 7/1/30	25,585,000	13,815,900

	Principal Amount	Value
Long-Term Municipal Bonds
Puerto Rico
Puerto Rico Electric Power Authority, Build America Bonds, Revenue Bonds (c)(d)
Series EEE
6.05%, due 7/1/32	$ 12,265,000	$ 6,623,100
Series YY
6.125%, due 7/1/40	44,950,000	24,273,000
Series EEE
6.25%, due 7/1/40	10,165,000	5,489,100
Puerto Rico Municipal Finance Agency, Revenue Bonds
Series A, Insured: AGM
5.00%, due 8/1/27	1,705,000	1,716,847
Puerto Rico Sales Tax Financing Corp., Revenue Bonds
Series A-1
(zero coupon), due 7/1/31	1,842,000	1,413,406
Series A-1
(zero coupon), due 7/1/46	213,086,000	71,142,149
Series A-1
(zero coupon), due 7/1/51	40,394,000	9,831,980
(zero coupon), due 8/1/54	516,302	109,072
Series A-2
4.329%, due 7/1/40	20,500,000	20,389,702
Series A-1
4.75%, due 7/1/53	12,968,000	12,914,932
Series A-2
4.784%, due 7/1/58	40,087,000	39,845,540
Series A-1
5.00%, due 7/1/58	98,991,000	99,510,822
		1,015,395,651
Rhode Island 0.2%
Providence Redevelopment Agency, Port Providence Lease, Certificate of Participation
Series A, Insured: AGC
(zero coupon), due 9/1/24	1,735,000	1,729,339
Series A, Insured: AGC
(zero coupon), due 9/1/26	685,000	632,338
Series A, Insured: AGC
(zero coupon), due 9/1/29	1,835,000	1,511,620
Series A, Insured: AGC
(zero coupon), due 9/1/30	1,835,000	1,449,910
Series A, Insured: AGC
(zero coupon), due 9/1/32	1,500,000	1,090,744
Series A, Insured: AGC
(zero coupon), due 9/1/34	1,000,000	673,725
Series A, Insured: AGC
(zero coupon), due 9/1/35	360,000	232,691
Series A, Insured: AGC
(zero coupon), due 9/1/36	470,000	290,111

	Principal Amount	Value
Long-Term Municipal Bonds
Rhode Island
Tobacco Settlement Financing Corp., Revenue Bonds
Series A
(zero coupon), due 6/1/52	$ 78,620,000	$ 14,919,592
		22,530,070
South Carolina 0.7%
South Carolina Jobs-Economic Development Authority, Bishop Gadsden Episcopal Retirement Community, Revenue Bonds
Series A
4.00%, due 4/1/54	1,160,000	938,642
Series A
5.00%, due 4/1/54	3,000,000	2,963,213
South Carolina Jobs-Economic Development Authority, Green Charter School Project, Revenue Bonds
Series A
4.00%, due 6/1/56 (e)	3,530,000	2,478,883
South Carolina Jobs-Economic Development Authority, Woodlands at Furman Project, Revenue Bonds
5.25%, due 11/15/47	5,025,000	5,048,664
5.25%, due 11/15/52	1,625,000	1,626,322
South Carolina Public Service Authority, Santee Cooper Project, Revenue Bonds
Series B, Insured: BAM
4.00%, due 12/1/46	5,710,000	5,601,003
Series B, Insured: BAM
4.00%, due 12/1/48	20,839,000	20,169,074
Series B, Insured: BAM
4.00%, due 12/1/50	4,805,000	4,610,820
Series B, Insured: BAM
4.00%, due 12/1/54	4,932,000	4,653,392
Series B, Insured: BAM
4.00%, due 12/1/55	14,546,000	13,711,404
		61,801,417
Tennessee 0.5%
Chattanooga Health Educational & Housing Facility Board, CommonSpirit Health, Revenue Bonds
Series A-2
5.00%, due 8/1/44	2,640,000	2,745,578
Chattanooga-Hamilton County Hospital Authority, Erlanger Health System, Revenue Bonds
Series A
5.00%, due 10/1/44	6,200,000	6,200,223
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Belmont University, Revenue Bonds
4.00%, due 5/1/51	13,900,000	13,185,032
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Trevecca Nazarene University Project, Revenue Bonds
Series B
4.00%, due 10/1/51	4,580,000	3,869,705
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Revenue Bonds
5.00%, due 10/1/48	1,880,000	1,888,180

	Principal Amount	Value
Long-Term Municipal Bonds
Tennessee
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Lipscomb University Project, Revenue Bonds
Series A
5.25%, due 10/1/58	$ 8,650,000	$ 8,763,950
Tennessee Energy Acquisition Corp., Commodity Project, Revenue Bonds
Series A
5.00%, due 5/1/52 (b)	6,550,000	6,951,526
		43,604,194
Texas 4.7%
Arlington Higher Education Finance Corp., Great Hearts America, Revenue Bonds
Series A
5.00%, due 8/15/54	1,325,000	1,325,108
Bastrop Independent School District, Unlimited General Obligation
Insured: PSF-GTD
5.00%, due 2/15/53	4,750,000	5,123,737
Bexar County Health Facilities Development Corp., Army Retirement Residence Foundation Project, Revenue Bonds
5.00%, due 7/15/41	3,300,000	3,122,950
Calhoun County Navigation Industrial Development Authority, Max Midstream Texas LLC Project, Revenue Bonds, Senior Lien (e)
Series A
3.625%, due 7/1/26 (a)	14,805,000	13,506,008
Series B
6.50%, due 7/1/26	13,700,000	13,206,679
Central Texas Regional Mobility Authority, Capital Appreciation, Revenue Bonds
(zero coupon), due 1/1/33	315,000	228,829
(zero coupon), due 1/1/34	3,275,000	2,282,660
(zero coupon), due 1/1/35	3,700,000	2,470,668
(zero coupon), due 1/1/36	2,000,000	1,268,720
(zero coupon), due 1/1/39	3,500,000	1,882,369
Central Texas Regional Mobility Authority, Revenue Bonds
4.00%, due 1/1/41	6,000,000	5,905,745
City of Arlington, Tax Increment Reinvestment Zone No. 5, Tax Allocation
4.00%, due 8/15/50	2,355,000	2,012,190
City of Houston, Airport System, United Airlines Inc. Project, Revenue Bonds
Series B-1
4.00%, due 7/15/41 (a)	4,100,000	3,951,041
City of Houston, Airport System, Revenue Bonds, Sub. Lien (a)
Series A
4.00%, due 7/1/48	6,810,000	6,445,845
Series A, Insured: AGM
5.25%, due 7/1/53	3,500,000	3,739,668
City of Lago Vista, Tessera on Lake Travis Public Improvement District Project, Special Assessment
Series B
4.875%, due 9/1/50 (e)	1,250,000	1,162,286
Clifton Higher Education Finance Corp., IDEA Public Schools, Revenue Bonds
Series A
4.00%, due 8/15/47	4,030,000	3,761,296

	Principal Amount	Value
Long-Term Municipal Bonds
Texas
Clifton Higher Education Finance Corp., IDEA Public Schools, Revenue Bonds
6.00%, due 8/15/43	$ 3,250,000	$ 3,252,924
Danbury Higher Education Authority, Inc., Golden Rule School, Inc., Revenue Bonds
Series A
4.00%, due 8/15/49	1,725,000	1,462,669
Decatur Hospital Authority, Wise Regional Health System, Revenue Bonds
Series A
5.25%, due 9/1/44	3,250,000	3,254,995
Denton Independent School District, Unlimited General Obligation
Insured: PSF-GTD
5.00%, due 8/15/48	13,565,000	14,797,898
Grand Parkway Transportation Corp., Grand Parkway System, Revenue Bonds, First Tier
Series C, Insured: AGM-CR
4.00%, due 10/1/49	72,540,000	69,843,239
Harris County Cultural Education Facilities Finance Corp., YMCA Greater Houston Area, Revenue Bonds
Series A
5.00%, due 6/1/33	900,000	886,690
Series A
5.00%, due 6/1/38	1,960,000	1,824,436
Harris County-Houston Sports Authority, Revenue Bonds, Junior Lien
Series H, Insured: NATL-RE
(zero coupon), due 11/15/26	65,000	59,838
Series H, Insured: NATL-RE
(zero coupon), due 11/15/26	535,000	489,450
Series H, Insured: NATL-RE
(zero coupon), due 11/15/29	10,000	8,271
Series H, Insured: NATL-RE
(zero coupon), due 11/15/29	725,000	586,395
Series H, Insured: NATL-RE
(zero coupon), due 11/15/32	250,000	173,267
Series H, Insured: NATL-RE
(zero coupon), due 11/15/33	185,000	120,072
Series H, Insured: NATL-RE
(zero coupon), due 11/15/38	1,395,000	648,966
Series H, Insured: NATL-RE
(zero coupon), due 11/15/39	1,525,000	659,084
Series H, Insured: NATL-RE
(zero coupon), due 11/15/40	1,855,000	748,003
Series H, Insured: NATL-RE
(zero coupon), due 11/15/41	700,000	264,105
Harris County-Houston Sports Authority, Revenue Bonds, Third Lien
Series A-3, Insured: NATL-RE
(zero coupon), due 11/15/32	1,670,000	1,033,466
Series A-3, Insured: NATL-RE
(zero coupon), due 11/15/33	890,000	519,017
Series A-3, Insured: NATL-RE
(zero coupon), due 11/15/34	220,000	121,221

	Principal Amount	Value
Long-Term Municipal Bonds
Texas
Harris County-Houston Sports Authority, Revenue Bonds, Third Lien
Series A-3, Insured: NATL-RE
(zero coupon), due 11/15/34	$ 2,320,000	$ 1,274,757
Harris County-Houston Sports Authority, Revenue Bonds, Senior Lien
Series A, Insured: AGM NATL-RE
(zero coupon), due 11/15/34	2,035,000	1,263,939
Series A, Insured: AGM NATL-RE
(zero coupon), due 11/15/38	35,615,000	16,989,117
Series A, Insured: AGM NATL-RE
(zero coupon), due 11/15/40	1,310,000	545,697
Hemphill County Hospital District, Limited General Obligation
4.625%, due 2/1/39	2,765,000	2,570,164
Lake Houston Redevelopment Authority, City of Houston Reinvestment Zone No. 10, Revenue Bonds
3.00%, due 9/1/47	2,330,000	1,681,628
Mission Economic Development Corp., Waste Management, Inc. Project, Revenue Bonds
4.50%, due 11/1/48 (a)(b)	30,000,000	29,999,847
Montgomery County Toll Road Authority, Revenue Bonds, Senior Lien
5.00%, due 9/15/48	2,500,000	2,516,339
New Hope Cultural Education Facilities Finance Corp., Jubilee Academic Center, Inc., Revenue Bonds (e)
4.00%, due 8/15/36	1,000,000	960,195
4.00%, due 8/15/41	6,315,000	5,717,750
4.00%, due 8/15/46	880,000	765,380
4.00%, due 8/15/56	6,900,000	5,679,912
New Hope Cultural Education Facilities Finance Corp., CHF-Collegiate Housing Denton LLC, Revenue Bonds
Series B-1, Insured: AGM
4.00%, due 7/1/48	1,000,000	915,890
New Hope Cultural Education Facilities Finance Corp., Westminster Project, Revenue Bonds
4.00%, due 11/1/49	350,000	316,865
4.00%, due 11/1/55	1,250,000	1,099,920
New Hope Cultural Education Facilities Finance Corp., Quality Senior Housing Foundation of East Texas, Inc., Revenue Bonds
Series A-1
4.00%, due 12/1/54	555,000	432,117
Series A-1
5.00%, due 12/1/54	3,770,000	3,514,082
New Hope Cultural Education Facilities Finance Corp., Cumberland Academy, Inc., Revenue Bonds (e)
Series A
5.00%, due 8/15/40	3,950,000	3,958,623
Series A
5.00%, due 8/15/50	750,000	742,440
New Hope Cultural Education Facilities Finance Corp., Southwest Preparatory School, Revenue Bonds
Series A
5.00%, due 8/15/50 (e)	3,880,000	3,695,501
New Hope Cultural Education Facilities Finance Corp., Wesleyan Homes, Inc., Project, Revenue Bonds
5.00%, due 1/1/55	1,500,000	1,139,336
New Hope Cultural Education Facilities Finance Corp., Legacy at Midtown Park Project, Revenue Bonds
Series A
5.50%, due 7/1/54	2,500,000	1,864,639

	Principal Amount	Value
Long-Term Municipal Bonds
Texas
North Texas Tollway Authority, Revenue Bonds, Second Tier
Series B, Insured: BAM
3.00%, due 1/1/46	$ 17,800,000	$ 14,336,818
5.00%, due 1/1/50	1,750,000	1,799,185
Port Freeport, Revenue Bonds, Senior Lien
4.00%, due 6/1/51 (a)	4,035,000	3,598,397
Port of Port Arthur Navigation District, Port Improvement, Unlimited General Obligation
4.00%, due 3/1/47 (a)	4,200,000	3,696,935
Reagan Hospital District of Reagan County, Limited General Obligation
Series A
5.125%, due 2/1/39	1,400,000	1,399,892
Red River Education Finance Corp., Houston Baptist University Project, Revenue Bonds
5.50%, due 10/1/46	5,950,000	5,985,498
San Antonio Education Facilities Corp., University of the Incarnate Word, Revenue Bonds
Series A
4.00%, due 4/1/51	4,000,000	3,278,716
Tarrant County Cultural Education Facilities Finance Corp., Barton Creek Senior Living Center Project, Revenue Bonds
5.00%, due 11/15/40	1,350,000	1,314,687
Tarrant County Cultural Education Facilities Finance Corp., Buckner Retirement Services, Revenue Bonds
Series B
5.00%, due 11/15/40	1,250,000	1,255,485
Tarrant County Cultural Education Facilities Finance Corp., Buckner Retirement Services, Inc. Project, Revenue Bonds
5.00%, due 11/15/46	3,025,000	3,004,118
Texas Municipal Gas Acquisition & Supply Corp. II, Revenue Bonds
Series C
4.391%, due 9/15/27	35,655,000	35,588,019
Texas Private Activity Bond Surface Transportation Corp., North Tarrant Express Managed Lanes Project, Revenue Bonds, Senior Lien
Series A
4.00%, due 12/31/37	2,120,000	2,134,545
Series A
4.00%, due 12/31/38	2,745,000	2,754,104
Series A
4.00%, due 12/31/39	4,385,000	4,391,492
5.50%, due 12/31/58 (a)	26,000,000	28,338,827
Texas Private Activity Bond Surface Transportation Corp., Blueridge Transportation Group LLC, Revenue Bonds, Senior Lien
5.00%, due 12/31/55 (a)	11,505,000	11,583,243
Texas Private Activity Bond Surface Transportation Corp., NTE Mobility Partners Segments 3 LLC, Revenue Bonds, Senior Lien
5.00%, due 6/30/58 (a)	30,855,000	31,060,602
Texas Transportation Commission, State Highway 249, Revenue Bonds, First Tier
Series A
(zero coupon), due 8/1/43	3,750,000	1,517,582
Series A
(zero coupon), due 8/1/44	4,200,000	1,606,404
Texas Water Development Board, State Water Implementation Fund, Revenue Bonds
Series A
5.00%, due 10/15/58	11,000,000	11,913,296

	Principal Amount	Value
Long-Term Municipal Bonds
Texas
Tomball Independent School District, Unlimited General Obligation
Insured: PSF-GTD
5.00%, due 2/15/48	$ 6,185,000	$ 6,700,176
		437,051,964
U.S. Virgin Islands 2.3%
Matching Fund Special Purpose Securitization Corp., Revenue Bonds
Series A
5.00%, due 10/1/30	23,765,000	24,972,583
Series A
5.00%, due 10/1/32	37,995,000	40,248,696
Series A
5.00%, due 10/1/39	104,875,000	109,155,431
Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan, Revenue Bonds
Series C
5.00%, due 10/1/30 (e)	16,670,000	16,421,519
Series A
5.00%, due 10/1/32	14,100,000	13,602,530
Series A
5.00%, due 10/1/34 (e)	2,600,000	2,476,238
Series C
5.00%, due 10/1/39 (e)	9,310,000	8,807,041
		215,684,038
Utah 1.5%
Black Desert Public Infrastructure District, Limited General Obligation (e)
Series A
3.75%, due 3/1/41	410,000	363,570
Series A
4.00%, due 3/1/51	4,725,000	3,998,513
City of Salt Lake City, Airport, Revenue Bonds (a)
Series A
5.00%, due 7/1/51	8,450,000	8,766,695
Series A
5.25%, due 7/1/48	25,750,000	27,639,368
Series A
5.25%, due 7/1/53	1,750,000	1,869,834
Series A
5.50%, due 7/1/53	1,760,000	1,922,329
Mida Golf and Equestrian Center Public Infrastructure District, Limited General Obligation (e)
4.50%, due 6/1/51	10,070,000	8,018,730
4.625%, due 6/1/57	2,000,000	1,596,177
Mida Mountain Village Public Infrastructure District, Assessment Area No. 2, Special Assessment
4.00%, due 8/1/50 (e)	2,000,000	1,734,194
Mida Mountain Village Public Infrastructure District, Special Assessment (e)
Series A
4.50%, due 8/1/40	1,500,000	1,461,459

	Principal Amount	Value
Long-Term Municipal Bonds
Utah
Mida Mountain Village Public Infrastructure District, Special Assessment (e)
Series A
5.00%, due 8/1/50	$ 5,000,000	$ 4,980,936
Military Installation Development Authority, Revenue Bonds
Series A-1
4.00%, due 6/1/36	4,000,000	3,640,846
Series A-1
4.00%, due 6/1/41	2,430,000	2,170,479
Series A-1
4.00%, due 6/1/52	14,425,000	12,111,167
UIPA Crossroads Public Infrastructure District, Tax Allocation
4.375%, due 6/1/52 (e)	7,500,000	7,221,550
Utah Charter School Finance Authority, Spectrum Academy Project, Revenue Bonds
Insured: BAM UT CSCE
4.00%, due 4/15/45	2,975,000	2,840,743
Insured: BAM UT CSCE
4.00%, due 4/15/50	3,395,000	3,164,040
Utah Charter School Finance Authority, North Star Academy, Revenue Bonds
Series A, Insured: BAM UT CSCE
4.00%, due 4/15/45	2,020,000	1,866,300
Utah Charter School Finance Authority, Vista at Entrada School of Performing Arts & Technology, Revenue Bonds
Series A, Insured: BAM UT CSCE
4.00%, due 10/15/45	1,870,000	1,737,680
Series A, Insured: BAM UT CSCE
4.00%, due 10/15/54	4,700,000	4,195,248
Utah Charter School Finance Authority, Providence Hall Project, Revenue Bonds
Series A, Insured: BAM UT CSCE
4.00%, due 10/15/51	3,000,000	2,750,086
Utah Infrastructure Agency, Telecommunication, Revenue Bonds
3.00%, due 10/15/45	4,425,000	3,308,314
4.00%, due 10/15/42	3,970,000	3,735,324
Series A
5.00%, due 10/15/32	1,615,000	1,659,532
Series A
5.00%, due 10/15/34	3,085,000	3,165,670
Series A
5.00%, due 10/15/37	1,100,000	1,127,680
Series A
5.00%, due 10/15/40	3,780,000	3,836,492
5.00%, due 10/15/46	3,400,000	3,467,457
Series A
5.375%, due 10/15/40	5,910,000	6,090,468
5.625%, due 10/15/38	2,530,000	2,801,273
6.00%, due 10/15/47	6,350,000	7,042,639
Utah Infrastructure Agency, Revenue Bonds
4.00%, due 10/15/34	1,410,000	1,401,896
		141,686,689

	Principal Amount	Value
Long-Term Municipal Bonds
Vermont 0.1%
Vermont Economic Development Authority, Wake Robin Corp. Project, Revenue Bonds
Series A
4.00%, due 5/1/45	$ 2,350,000	$ 2,076,302
Vermont Student Assistance Corp., Education Loan, Revenue Bonds
Series B
4.50%, due 6/15/45 (a)	3,500,000	3,379,392
		5,455,694
Virginia 2.0%
Chesapeake Bay Bridge & Tunnel District, Revenue Bonds, First Tier
5.00%, due 7/1/46	5,840,000	5,891,610
5.00%, due 7/1/51	5,995,000	6,032,190
Farmville Industrial Development Authority, Longwood University Student Project, Revenue Bonds
Series A
5.00%, due 1/1/48	6,700,000	6,652,047
Series A
5.00%, due 1/1/55	16,100,000	15,666,860
Farmville Industrial Development Authority, Longwood University Student Housing Project, Revenue Bonds
Series A
5.00%, due 1/1/59	7,255,000	7,004,990
Henrico County Economic Development Authority, LifeSpire of Virginia, Residential Care Facility, Revenue Bonds
Series C
5.00%, due 12/1/47	2,200,000	2,215,281
James City County Economic Development Authority, Williamsburg Landing, Inc., Revenue Bonds
Series A
4.00%, due 12/1/50	3,235,000	2,641,448
Lynchburg Economic Development Authority, Randolph College Project, Revenue Bonds
5.00%, due 9/1/48	3,455,000	3,458,368
Newport News Economic Development Authority, LifeSpire of Virginia Obligated Group, Revenue Bonds
5.00%, due 12/1/38	7,720,000	7,783,865
Roanoke Economic Development Authority, Lynchburg College, Revenue Bonds
Series A
4.00%, due 9/1/48	4,590,000	3,837,064
Salem Economic Development Authority, Educational Facilities, Roanoke College, Revenue Bonds
4.00%, due 4/1/45	840,000	753,305
5.00%, due 4/1/49	1,000,000	1,007,771
Tobacco Settlement Financing Corp., Tobacco Settlement Asset-Backed, Revenue Bonds
Series 2007A-1
6.706%, due 6/1/46	30,315,000	25,860,259
Virginia College Building Authority, Regent University Project, Revenue Bonds
3.00%, due 6/1/41	4,275,000	3,370,939
Virginia College Building Authority, Marymount University Project, Green Bond, Revenue Bonds
Series B
5.00%, due 7/1/45 (e)	1,945,000	1,729,693
Virginia Small Business Financing Authority, Elizabeth River Crossings OpCo LLC, Revenue Bonds, Senior Lien
3.00%, due 1/1/41 (a)	4,000,000	3,211,058
Virginia Small Business Financing Authority, 95 Express Lanes LLC, Revenue Bonds, Senior Lien (a)
4.00%, due 7/1/39	1,380,000	1,339,342

	Principal Amount	Value
Long-Term Municipal Bonds
Virginia
Virginia Small Business Financing Authority, 95 Express Lanes LLC, Revenue Bonds, Senior Lien (a)
4.00%, due 1/1/48	$ 20,170,000	$ 18,466,708
5.00%, due 1/1/36	1,345,000	1,429,952
5.00%, due 1/1/38	3,000,000	3,173,449
Virginia Small Business Financing Authority, National Senior Campuses, Inc., Revenue Bonds
Series A
4.00%, due 1/1/45	2,510,000	2,362,037
Virginia Small Business Financing Authority, National Senior Campuses Inc. Obligated Group, Revenue Bonds
Series A
4.00%, due 1/1/51	11,840,000	10,733,303
Virginia Small Business Financing Authority, Capital Beltway Express LLC, Revenue Bonds, Senior Lien
5.00%, due 12/31/47 (a)	3,000,000	3,126,169
Virginia Small Business Financing Authority, Transform 66 P3 Project, Revenue Bonds, Senior Lien (a)
5.00%, due 12/31/52	9,750,000	9,876,052
5.00%, due 12/31/56	18,375,000	18,587,555
Virginia Small Business Financing Authority, I-495 Hot Lanes Project, Revenue Bonds, Senior Lien
5.00%, due 12/31/52 (a)	15,415,000	15,953,850
		182,165,165
Washington 1.3%
Grant County Public Hospital District No. 1, Unlimited General Obligation
5.125%, due 12/1/48	3,945,000	4,027,729
5.125%, due 12/1/52	2,550,000	2,587,427
Pend Oreille County Public Utility District No. 1, Green Bond, Revenue Bonds
4.00%, due 1/1/41	3,000,000	2,813,013
5.00%, due 1/1/48	5,130,000	5,190,415
Port of Seattle, Intermediate Lien, Revenue Bonds
Series B
5.00%, due 8/1/47 (a)	5,800,000	6,081,732
Port of Seattle Industrial Development Corp., Delta Air Lines, Inc., Revenue Bonds
5.00%, due 4/1/30 (a)	1,825,000	1,825,508
Washington Economic Development Finance Authority, North Pacific Paper Co. Recycling Project, Green Bond, Revenue Bonds
Series A
5.625%, due 12/1/40 (a)(e)	4,000,000	4,053,822
Washington Health Care Facilities Authority, CommonSpirit Health, Revenue Bonds
Series A-2
5.00%, due 8/1/44	8,685,000	9,032,326
Washington Higher Education Facilities Authority, Whitworth University Project, Revenue Bonds
4.00%, due 10/1/38	1,665,000	1,597,886
Series A
5.00%, due 10/1/40	3,000,000	3,035,276
Washington Higher Education Facilities Authority, Seattle Pacific University Project, Revenue Bonds
Series A
5.00%, due 10/1/45	3,130,000	2,938,456
Washington State Convention Center Public Facilities District, Lodging Tax, Revenue Bonds
Series B
3.00%, due 7/1/43	5,565,000	4,527,851

	Principal Amount	Value
Long-Term Municipal Bonds
Washington
Washington State Convention Center Public Facilities District, Lodging Tax, Revenue Bonds
Series B
3.00%, due 7/1/48	$ 2,465,000	$ 1,878,000
Series B
3.00%, due 7/1/58	8,875,000	6,037,468
Series B, Insured: BAM
3.00%, due 7/1/58	13,510,000	9,859,208
Series B, Insured: AGM-CR
3.00%, due 7/1/58	4,000,000	2,919,084
Insured: AGM-CR
4.00%, due 7/1/58	8,810,000	7,953,435
Series B, Insured: AGM-CR
4.00%, due 7/1/58	1,750,000	1,608,088
5.00%, due 7/1/58	9,750,000	9,847,487
Series A
5.00%, due 7/1/58	5,615,000	5,808,315
Washington State Housing Finance Commission, Eliseo Project, Revenue Bonds (e)
Series A
4.00%, due 1/1/41	3,820,000	3,161,998
Series A
4.00%, due 1/1/51	1,700,000	1,270,305
Series A
4.00%, due 1/1/57	7,785,000	5,597,331
Washington State Housing Finance Commission, Riverview Retirement Community, Revenue Bonds
5.00%, due 1/1/48	3,000,000	2,822,478
Washington State Housing Finance Commission, Provident Group-SH I Properties LLC, Revenue Bonds
5.50%, due 7/1/59	6,000,000	6,447,430
Whidbey Island Public Hospital District, Whidbey General Hospital, Limited General Obligation
3.75%, due 12/1/32	100,000	82,245
4.00%, due 12/1/37	290,000	224,260
Whidbey Island Public Hospital District, Unlimited General Obligation
5.375%, due 12/1/39	9,520,000	8,591,968
5.50%, due 12/1/33	2,070,000	1,999,527
		123,820,068
West Virginia 0.4%
County of Monongalia, Development District No. 4 University Town Center, Tax Allocation
Series A
6.00%, due 6/1/53 (e)	4,750,000	5,109,001
County of Ohio, Special District Excise Tax, The Highlands Project, Revenue Bonds
Series B
4.25%, due 3/1/35	4,000,000	3,896,860
Glenville State College, Board of Governors, Revenue Bonds
5.25%, due 6/1/47	3,750,000	3,468,165
Monongalia County Commission Excise Tax District, University Town Centre, Revenue Bonds
Series A
4.125%, due 6/1/43 (e)	940,000	839,273

	Principal Amount	Value
Long-Term Municipal Bonds
West Virginia
Monongalia County Commission Excise Tax District, University Town Center, Revenue Bonds
Series A
5.50%, due 6/1/37 (e)	$ 4,000,000	$ 4,094,086
West Virginia Hospital Finance Authority, Cabell Huntington Hospital Obligated Group, Revenue Bonds
Series A, Insured: AGM-CR
4.00%, due 1/1/37	4,825,000	4,633,976
Series A, Insured: AGM-CR
4.00%, due 1/1/38	2,500,000	2,363,485
Series A, Insured: AGM-CR
4.125%, due 1/1/47	13,200,000	11,694,633
		36,099,479
Wisconsin 2.3%
Public Finance Authority, Wonderful Foundations Charter School, Revenue Bonds (e)
Series B
(zero coupon), due 1/1/60	70,900,000	5,370,540
Series A-1
5.00%, due 1/1/55	18,765,000	18,082,911
Public Finance Authority, Methodist University, Inc. (The), Revenue Bonds (e)
4.00%, due 3/1/26	755,000	740,252
4.00%, due 3/1/30	950,000	892,260
Public Finance Authority, North Carolina Leadership Charter Academy, Inc., Revenue Bonds
Series A
4.00%, due 6/15/29 (e)	200,000	195,917
Public Finance Authority, National Gypsum Co., Revenue Bonds
4.00%, due 8/1/35 (a)	4,000,000	3,892,280
Public Finance Authority, Roseman University of Health Sciences, Revenue Bonds
4.00%, due 4/1/42 (e)	900,000	845,513
4.00%, due 4/1/42 (e)	100,000	107,329
4.00%, due 4/1/52 (e)	3,000,000	2,651,195
5.00%, due 4/1/30 (e)	100,000	106,675
5.00%, due 4/1/30 (e)	600,000	623,714
5.00%, due 4/1/40 (e)	300,000	310,597
5.00%, due 4/1/50 (e)	100,000	110,315
5.00%, due 4/1/50 (e)	1,400,000	1,418,507
5.875%, due 4/1/45	6,250,000	6,311,117
Public Finance Authority, Fellowship Senior Living Project, Revenue Bonds
Series A
4.00%, due 1/1/46	11,260,000	9,475,101
Series A
4.00%, due 1/1/52	3,130,000	2,529,646
Public Finance Authority, Appalachian State University Project, Revenue Bonds
Series A, Insured: AGM
4.00%, due 7/1/50	1,000,000	952,408
Series A, Insured: AGM
4.00%, due 7/1/55	1,250,000	1,168,664
Series A, Insured: AGM
4.00%, due 7/1/59	775,000	721,728

	Principal Amount	Value
Long-Term Municipal Bonds
Wisconsin
Public Finance Authority, UNC Health Southeastern, Revenue Bonds
Series A
4.00%, due 2/1/51	$ 3,970,000	$ 2,870,776
Public Finance Authority, Fargo-Moorhead Metropolitan Area Flood Risk Management Project, Revenue Bonds (a)
4.00%, due 9/30/51	13,995,000	12,046,634
4.00%, due 3/31/56	8,965,000	7,564,011
Public Finance Authority, College Achieve Paterson Charter School Project, Revenue Bonds
Series A
4.00%, due 6/15/52 (e)	1,565,000	1,302,183
Public Finance Authority, Appalachian Regional Healthcare System Obligated Group, Revenue Bonds
Series A
4.00%, due 7/1/56	2,250,000	1,699,465
Public Finance Authority, Givens Estates, Revenue Bonds
4.00%, due 12/1/56	4,500,000	3,854,905
Public Finance Authority, Ultimate Medical Academy Project, Revenue Bonds (e)
Series A
5.00%, due 10/1/24	2,200,000	2,200,770
Series A
5.00%, due 10/1/28	1,000,000	1,033,708
Series A
5.00%, due 10/1/29	2,000,000	2,083,881
Series A
5.00%, due 10/1/34	1,090,000	1,131,087
Series A
5.00%, due 10/1/39	16,300,000	16,618,308
Public Finance Authority, Bancroft NeuroHealth Project, Revenue Bonds
Series A
5.00%, due 6/1/36 (e)	750,000	752,684
Public Finance Authority, Carmelite System, Inc. Obligated Group (The), Revenue Bonds
5.00%, due 1/1/40	6,535,000	6,699,750
5.00%, due 1/1/45	560,000	568,465
Public Finance Authority, TrIPs Obligated Group, Revenue Bonds
Series C
5.00%, due 7/1/42	4,500,000	4,500,725
Public Finance Authority, NC A&T Real Estate Foundation LLC Project, Revenue Bonds
Series A
5.00%, due 6/1/44	1,350,000	1,369,773
Series A
5.00%, due 6/1/49	6,775,000	6,817,812
Series B
5.00%, due 6/1/49	2,720,000	2,737,188
Public Finance Authority, Guilford College, Revenue Bonds
Series A
5.00%, due 1/1/48	1,950,000	1,809,771
5.50%, due 1/1/47	5,860,000	5,773,448
Public Finance Authority, Coral Academy of Science Las Vegas, Revenue Bonds
Series A
5.00%, due 7/1/48	2,000,000	2,002,580

	Principal Amount	Value
Long-Term Municipal Bonds
Wisconsin
Public Finance Authority, Wilson Preparatory Academy, Revenue Bonds
Series A
5.00%, due 6/15/49 (e)	$ 1,100,000	$ 1,063,468
Public Finance Authority, College Achieve Central Charter School, Revenue Bonds
Series A
5.00%, due 6/15/51 (e)	2,145,000	2,026,830
Public Finance Authority, Grand Hyatt San Antonio Hotel Acquisition Project, Revenue Bonds, Senior Lien
Series A
5.00%, due 2/1/52	4,000,000	4,101,544
Public Finance Authority, The Franklin School Of Innovation, Inc., Revenue Bonds
5.00%, due 1/1/57 (e)	3,200,000	2,739,211
Public Finance Authority, Nevada State College, Revenue Bonds (e)
Series A
5.00%, due 5/1/60	6,500,000	4,794,264
Series B
9.00%, due 5/1/71	2,985,000	2,608,329
Public Finance Authority, CHF-Cullowhee, LLC - Western Carolina University Project, Revenue Bonds
Series A
5.25%, due 7/1/47	2,000,000	2,004,226
Public Finance Authority, North East Carolina Preparatory School, Inc., Revenue Bonds
Series A
5.25%, due 6/15/54	1,000,000	1,020,199
Public Finance Authority, CHF - Manoa LLC, Revenue Bonds, Senior Lien (e)
Series A
5.75%, due 7/1/53	3,950,000	4,292,235
Series A
5.75%, due 7/1/63	20,150,000	21,742,378
Public Finance Authority, Lake Erie College Project, Revenue Bonds
Series A
5.875%, due 10/1/54 (c)(d)(e)	2,000,000	1,345,164
Public Finance Authority, Irving Convention Center Hotel Project, Revenue Bonds
Series A-2
7.00%, due 1/1/50 (e)	12,440,000	13,370,208
Wisconsin Health & Educational Facilities Authority, HOPE Christian Schools, Revenue Bonds
3.00%, due 12/1/31	505,000	437,952
Wisconsin Health & Educational Facilities Authority, Children's Hospital of Wisconsin Obligated Group, Revenue Bonds
3.00%, due 8/15/52	2,000,000	1,528,279
Wisconsin Health & Educational Facilities Authority, Sauk-Prairie Memorial Hospital Inc. Obligated Group, Revenue Bonds
Series A
5.375%, due 2/1/48	3,200,000	3,185,203
		208,204,083
Wyoming 0.1%
Sublette County Hospital District, Hospital Construction Project, Revenue Bonds
Series A
5.00%, due 6/15/26	11,933,000	11,932,581
Total Long-Term Municipal Bonds (Cost $8,649,779,192)		8,686,542,088

	Principal Amount	Value
Short-Term Municipal Notes 3.1%
California 0.3%
California Health Facilities Financing Authority, Adventist Health System, Revenue Bonds
Series B
3.80%, due 3/1/41 (i)	$ 20,400,000	$ 20,400,000
Tender Option Bond Trust Receipts/Certificates, Revenue Bonds (e)(i)
Series 2022-XF3028
4.20%, due 4/1/43	5,540,000	5,540,000
Series 2022-XF3028
4.20%, due 4/1/43	4,777,000	4,777,000
		30,717,000
Georgia 0.9%
Bartow County Development Authority, Georgia Power Company Plant Bowen Project, Revenue Bonds, Second Series
Series 2
4.25%, due 11/1/62 (a)(i)	38,900,000	38,900,000
Bartow County Development Authority, Georgia Power Company Plant Bowen Project, Revenue Bonds
Series 1
4.30%, due 11/1/62 (a)(i)	23,640,000	23,640,000
Development Authority of Appling County, Georgia Power Co., Revenue Bonds
4.30%, due 9/1/29 (i)	6,400,000	6,400,000
Development Authority of Burke County (The), Georgia Power Co. Vogtle Project, Revenue Bonds, First Series
Series 1
4.25%, due 7/1/49 (i)	5,450,000	5,450,000
Development Authority of Floyd County, Georgia Power Co., Revenue Bonds
4.30%, due 9/1/26 (i)	4,680,000	4,680,000
		79,070,000
Illinois 0.5%
Illinois Finance Authority, Northwestern Memorial Healthcare, Revenue Bonds
Series C
3.95%, due 7/15/55 (i)	46,785,000	46,785,000
South Carolina 0.1%
Rib Floater Trust Various States, Revenue Bonds
Series 19
3.96%, due 7/1/47 (e)(i)	6,800,000	6,800,000
Texas 0.5%
Harris County Cultural Education Facilities Finance Corp., Methodist Hospital, Revenue Bonds
Series B
4.10%, due 12/1/59 (i)	17,040,000	17,040,000
Mission Economic Development Corp., Republic Services, Inc., Revenue Bonds (a)(i)
4.05%, due 1/1/26	12,300,000	12,300,000
Series A
4.05%, due 5/1/50	19,500,000	19,500,000
		48,840,000

	Principal Amount	Value
Short-Term Municipal Notes
Wisconsin 0.8%
BlackRock Municipal 2030 Target Term Trust
Series W-7
3.71%, due 12/31/30 (a)(e)(i)	$ 75,000,000	$ 75,000,000
Total Short-Term Municipal Notes (Cost $287,212,000)		287,212,000
Total Municipal Bonds (Cost $8,936,991,192)		8,973,754,088

Long-Term Bonds 0.2%
Corporate Bonds 0.2%
Commercial Services 0.1%
Howard University
Series 21A
4.756%, due 10/1/51	5,200,000	4,563,866
Toll Road Investors Partnership II LP (e)
Series A
(zero coupon), due 2/15/41	20,000,000	5,770,989
(zero coupon), due 2/15/46	9,250,000	1,836,674
University of the Arts (The)
(zero coupon), due 8/2/24	988,242	979,142
(zero coupon), due 8/2/24	103,284	103,026
Wildflower Improvement Association
6.625%, due 3/1/31 (e)	1,986,817	1,933,590
		15,187,287
Healthcare-Services 0.1%
Toledo Hospital (The)
6.015%, due 11/15/48	9,350,000	8,251,655
Total Corporate Bonds (Cost $22,248,205)		23,438,942
Total Long-Term Bonds (Cost $22,248,205)		23,438,942

	Shares	Value
Closed-End Funds 1.1%
California 0.0% ‡
BlackRock MuniHoldings California Quality Fund, Inc.	73,110	815,176
Delaware 0.0% ‡
BlackRock MuniYield Fund, Inc.	200,504	2,203,539
Georgia 0.1%
Invesco Advantage Municipal Income Trust II	203,416	1,820,573
Invesco Municipal Opportunity Trust	127,228	1,287,547

	Shares	Value
Closed-End Funds
Georgia
Invesco Municipal Trust	107,725	$ 1,083,714
Invesco Trust for Investment Grade Municipals	173,136	1,791,958
		5,983,792
Illinois 0.3%
BlackRock Municipal Income Trust II	74,692	811,155
Nuveen AMT-Free Quality Municipal Income Fund	571,890	6,593,891
Nuveen California Quality Municipal Income Fund	387,003	4,485,365
Nuveen Municipal Credit Income Fund	721,308	9,110,120
Nuveen Quality Municipal Income Fund	439,229	5,191,687
		26,192,218
Massachusetts 0.1%
BlackRock Municipal Income Fund, Inc.	181,785	2,245,045
DWS Municipal Income Trust	131,002	1,270,719
Eaton Vance Municipal Bond Fund	50,656	526,316
Pioneer Municipal High Income Advantage Fund, Inc.	200,399	1,717,419
Pioneer Municipal High Income Fund Trust	200,954	1,858,825
		7,618,324
Michigan 0.0% ‡
BlackRock MuniYield Michigan Quality Fund, Inc.	245,271	2,847,596
Multi-State 0.3%
BlackRock Municipal 2030 Target Term Trust	427,334	9,025,294
BlackRock Municipal Income Quality Trust	18,136	214,549
BlackRock MuniHoldings Fund, Inc.	472,626	5,690,417
BlackRock MuniYield Quality Fund II, Inc.	588,091	6,186,717
BlackRock MuniYield Quality Fund, Inc.	287,227	3,558,743
		24,675,720
New Jersey 0.0% ‡
BlackRock MuniHoldings New Jersey Quality Fund, Inc.	384,935	4,453,698
New York 0.3%
BlackRock Municipal Income Trust	188,254	1,925,838
BlackRock MuniHoldings New York Quality Fund, Inc.	525,108	5,655,413
BlackRock MuniVest Fund, Inc.	337,468	2,480,390
BlackRock MuniYield New York Quality Fund, Inc.	543,595	5,751,235
BlackRock New York Municipal Income Trust	26,795	286,975
Nuveen AMT-Free Municipal Credit Income Fund	831,661	10,503,879
Nuveen New York AMT-Free Quality Municipal Income Fund	3,154	34,820
		26,638,550
Pennsylvania 0.0% ‡
Invesco Pennsylvania Value Municipal Income Trust	18,699	203,071
Total Closed-End Funds (Cost $109,530,492)		101,631,684

	Shares	Value
Short-Term Investment 1.5%
Unaffiliated Investment Company 1.5%
BlackRock Liquidity Funds MuniCash, 3.492% (j)	139,437,718	$ 139,451,441
Total Short-Term Investment (Cost $139,451,441)		139,451,441
Total Investments (Cost $9,208,221,330)	99.9%	9,238,276,155
Other Assets, Less Liabilities	0.1	6,957,484
Net Assets	100.0%	$ 9,245,233,639

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	Interest on these securities was subject to alternative minimum tax.
(b)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of July 31, 2024.
(c)	Issue in default.
(d)	Issue in non-accrual status.
(e)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(f)	Step coupon—Rate shown was the rate in effect as of July 31, 2024.
(g)	Illiquid security—As of July 31, 2024, the total market value deemed illiquid under procedures approved by the Board of Trustees was $57,345,735, which represented 0.6% of the Fund’s net assets.
(h)	Floating rate—Rate shown was the rate in effect as of July 31, 2024.
(i)	Variable-rate demand notes (VRDNs)—Provide the right to sell the security at face value on either that day or within the rate-reset period. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description. The maturity date shown is the final maturity.
(j)	Current yield as of July 31, 2024.
Futures Contracts
As of July 31, 2024, the Fund held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Short Contracts
U.S. Treasury 10 Year Notes	(5,000)	September 2024	$ (540,940,235)	$ (559,062,500)	$ (18,122,265)
U.S. Treasury Long Bonds	(1,510)	September 2024	(173,645,300)	(182,379,688)	(8,734,388)
Net Unrealized Depreciation					$ (26,856,653)

1.	As of July 31, 2024, cash in the amount of $15,587,000 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of July 31, 2024.

Abbreviation(s):
AGC—Assured Guaranty Corp.
AGM—Assured Guaranty Municipal Corp.
AMBAC—Ambac Assurance Corp.
BAM—Build America Mutual Assurance Co.
CHF—Collegiate Housing Foundation
CR—Custodial Receipts
MUN GOVT GTD—Municipal Government Guaranteed
NATL-RE—National Public Finance Guarantee Corp.
PSF-GTD—Permanent School Fund Guaranteed
SD CRED PROG—School District Credit Enhancement Program
UT CSCE—Utah Charter School Credit Enhancement Program
The following is a summary of the fair valuations according to the inputs used as of July 31, 2024, for valuing the Fund’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Municipal Bonds
Long-Term Municipal Bonds	$ —	$ 8,686,542,088	$ —	$ 8,686,542,088
Short-Term Municipal Notes	—	287,212,000	—	287,212,000
Total Municipal Bonds	—	8,973,754,088	—	8,973,754,088
Long-Term Bonds
Corporate Bonds	—	23,438,942	—	23,438,942
Total Corporate Bonds	—	23,438,942	—	23,438,942
Closed-End Funds	101,631,684	—	—	101,631,684
Short-Term Investment
Unaffiliated Investment Company	139,451,441	—	—	139,451,441
Total Investments in Securities	$ 241,083,125	$ 8,997,193,030	$ —	$ 9,238,276,155
Liability Valuation Inputs
Other Financial Instruments
Futures Contracts (b)	$ (26,856,653)	$ —	$ —	$ (26,856,653)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

NYLI MacKay New York Muni Fund
Portfolio of Investments July 31, 2024†^(Unaudited)
	Principal Amount	Value
Municipal Bonds 91.8%
Long-Term Municipal Bonds 89.7%
Certificate of Participation/Lease 0.1%
Rensselaer City School District, Certificate of Participation
Insured: AGM State Aid Withholding
4.00%, due 6/1/34	$ 650,000	$ 647,200
Insured: AGM State Aid Withholding
4.00%, due 6/1/35	850,000	849,072
		1,496,272
Education 14.2%
Albany Capital Resource Corp., Albany College of Pharmacy and Health Sciences, Revenue Bonds
Series A
5.00%, due 12/1/33	150,000	150,322
Albany Capital Resource Corp., Albany Leadership Charter High School For Girls Project, Revenue Bonds
5.00%, due 6/1/49	2,380,000	2,074,517
Albany Capital Resource Corp., Brighter Choice Elementary Charter Schools, Revenue Bonds
Series A
4.00%, due 4/1/37	2,065,000	1,918,744
Albany Capital Resource Corp., Equitable School Revolving Fund LLC, Revenue Bonds
Series D
4.00%, due 11/1/46	3,000,000	2,917,288
Amherst Development Corp., Daemen College Project, Revenue Bonds
4.00%, due 10/1/37	1,000,000	903,588
5.00%, due 10/1/43	2,000,000	1,939,909
5.00%, due 10/1/48	2,000,000	1,889,447
Buffalo & Erie County Industrial Land Development Corp., D'Youville College Project, Revenue Bonds
Series A
4.00%, due 11/1/40	1,785,000	1,600,417
Series A
4.00%, due 11/1/45	6,300,000	5,405,370
Series A
4.00%, due 11/1/50	1,000,000	833,350
Buffalo & Erie County Industrial Land Development Corp., Tapestry Charter School Project, Revenue Bonds
Series A
5.00%, due 8/1/47	1,500,000	1,503,284
Series A
5.00%, due 8/1/52	3,995,000	3,998,302
Build NYC Resource Corp., Brilla College Preparatory Charter Schools, Revenue Bonds (a)
Series A
4.00%, due 11/1/41	1,000,000	911,101
Series A
4.00%, due 11/1/51	1,000,000	853,344
Build NYC Resource Corp., Children's Aid Society Project, Revenue Bonds
5.00%, due 7/1/45	1,120,000	1,124,030
Build NYC Resource Corp., Grand Concourse Academy Charter School Project, Revenue Bonds
Series A
5.00%, due 7/1/42	600,000	616,419
Series A
5.00%, due 7/1/56	550,000	554,844

	Principal Amount	Value
Long-Term Municipal Bonds
Education
Build NYC Resource Corp., Inwood Academy Leadership Charter School Project, Revenue Bonds (a)
Series A
5.125%, due 5/1/38	$ 1,150,000	$ 1,173,274
Series A
5.50%, due 5/1/48	1,500,000	1,525,744
Build NYC Resource Corp., Kipp NYC Public Charter Schools, Revenue Bonds
5.00%, due 7/1/42	1,000,000	1,045,297
5.25%, due 7/1/52	10,000,000	10,416,046
Build NYC Resource Corp., Manhattan College Project, Revenue Bonds
4.00%, due 8/1/42	1,500,000	1,399,738
Build NYC Resource Corp., Metropolitan College of New York, Revenue Bonds
5.50%, due 11/1/44	2,500,000	1,500,000
Build NYC Resource Corp., Metropolitan Lighthouse Charter School Project, Revenue Bonds (a)
Series A
5.00%, due 6/1/32	1,000,000	1,025,896
Series A
5.00%, due 6/1/37	1,500,000	1,528,067
Series A
5.00%, due 6/1/47	3,100,000	3,119,865
Build NYC Resource Corp., New World Preparatory Charter School Project, Revenue Bonds (a)
Series A
4.00%, due 6/15/51	1,200,000	974,821
Series A
4.00%, due 6/15/56	1,640,000	1,296,709
Build NYC Resource Corp., New York Law School Project, Revenue Bonds
5.00%, due 7/1/30	3,865,000	3,899,106
Build NYC Resource Corp., Unity Preparatory Charter School of Brooklyn, Revenue Bonds
Series A
5.50%, due 6/15/63 (a)	1,375,000	1,418,721
City of New Rochelle, IONA College Project, Revenue Bonds
Series A
5.00%, due 7/1/45	3,810,000	3,823,991
County of Cattaraugus, St. Bonaventure University Project, Revenue Bonds
Series A
5.00%, due 5/1/44	1,200,000	1,200,846
Dutchess County Local Development Corp., Bard College Project, Revenue Bonds
Series A
5.00%, due 7/1/40	1,100,000	1,143,192
Series A
5.00%, due 7/1/45	3,500,000	3,587,707
Dutchess County Local Development Corp., Culinary Institute of America Project (The), Revenue Bonds
Series A-1
5.00%, due 7/1/31	375,000	383,887
Series A-1
5.00%, due 7/1/33	700,000	714,223
Dutchess County Local Development Corp., Marist College, Revenue Bonds
Series A
5.00%, due 7/1/40	4,500,000	4,535,218

	Principal Amount	Value
Long-Term Municipal Bonds
Education
Dutchess County Local Development Corp., Marist College Project, Revenue Bonds
5.00%, due 7/1/48	$ 6,000,000	$ 6,204,795
Dutchess County Local Development Corp., Vassar College Project, Revenue Bonds
5.00%, due 7/1/45	1,200,000	1,262,020
Hempstead Town Local Development Corp., Academy Charter School, Revenue Bonds
Series A
5.53%, due 2/1/40	1,100,000	1,073,202
Hempstead Town Local Development Corp., Molloy College Project, Revenue Bonds
5.00%, due 7/1/38	870,000	882,710
5.00%, due 7/1/43	1,020,000	1,028,978
5.00%, due 7/1/48	1,100,000	1,101,419
Monroe County Industrial Development Corp., Nazareth College of Rochester, Revenue Bonds
Series A
4.00%, due 10/1/47	1,695,000	1,529,353
Monroe County Industrial Development Corp., St. John Fisher University Project, Revenue Bonds
5.25%, due 6/1/49	630,000	686,205
5.25%, due 6/1/54	835,000	898,378
Monroe County Industrial Development Corp., University of Rochester Project, Revenue Bonds
Series C
4.00%, due 7/1/43	3,000,000	3,001,939
Nassau County Local Economic Assistance Corp., Roosevelt Children's Academy Charter School, Revenue Bonds
Series A
5.00%, due 7/1/55	2,750,000	2,778,215
New York State Dormitory Authority, Revenue Bonds
Series A, Insured: State Aid Withholding
5.00%, due 10/1/30	3,075,000	3,233,636
New York State Dormitory Authority, Cornell University, Revenue Bonds
Series A
5.00%, due 7/1/50	3,245,000	3,464,315
Series A
5.50%, due 7/1/54	21,000,000	24,026,400
New York State Dormitory Authority, Fordham University, Revenue Bonds
Series A
5.00%, due 7/1/41	1,075,000	1,097,204
New York State Dormitory Authority, Friends of The Bay Shore-Brightwaters Public Library, Inc., Revenue Bonds
Insured: AMBAC
4.625%, due 7/1/36	200,000	200,053
New York State Dormitory Authority, Iona College, Revenue Bonds
Series A
5.00%, due 7/1/51	1,850,000	1,875,208
New York State Dormitory Authority, New School (The), Revenue Bonds
Series A
5.00%, due 7/1/35	15,000	15,263
Series A
5.00%, due 7/1/35	195,000	196,522
New York State Dormitory Authority, New York University, Revenue Bonds
Series A
4.00%, due 7/1/46	4,370,000	4,332,990

	Principal Amount	Value
Long-Term Municipal Bonds
Education
New York State Dormitory Authority, New York University, Revenue Bonds
Series A
5.00%, due 7/1/38	$ 4,580,000	$ 4,899,062
New York State Dormitory Authority, Pace University, Revenue Bonds
Series A
4.00%, due 5/1/33	400,000	400,003
Series A
4.25%, due 5/1/42	450,000	448,984
New York State Dormitory Authority, Rockefeller University, Revenue Bonds
Series B
5.00%, due 7/1/50	4,000,000	4,199,315
New York State Dormitory Authority, School Districts Financing Program, Revenue Bonds
Series A, Insured: AGM State Aid Withholding
5.00%, due 10/1/43	500,000	541,879
Series A, Insured: AGM State Aid Withholding
5.25%, due 10/1/50	5,000,000	5,428,043
New York State Dormitory Authority, St. John's University, Revenue Bonds
5.00%, due 7/1/38	5,740,000	6,518,663
New York State Dormitory Authority, St. Joseph's College, Revenue Bonds
4.00%, due 7/1/40	200,000	174,188
Oneida County Local Development Corp., Utica College Project, Revenue Bonds
5.00%, due 7/1/49	3,250,000	3,186,239
Onondaga County Trust for Cultural Resources, Syracuse University Project, Revenue Bonds
4.00%, due 12/1/49	3,080,000	3,001,977
Orange County Funding Corp., Mount St. Mary College, Revenue Bonds
Series A
5.00%, due 7/1/42	1,010,000	952,009
Riverhead Industrial Development Agency, Riverhead Charter School, Revenue Bonds
Series A
7.00%, due 8/1/43	925,000	927,128
Series 2013A
7.00%, due 8/1/48	730,000	731,609
Saratoga County Capital Resource Corp., Skidmore College Project, Revenue Bonds
Series A
5.00%, due 7/1/45	1,220,000	1,300,970
Schenectady County Capital Resource Corp., Union College Project, Revenue Bonds
5.25%, due 7/1/52	1,000,000	1,095,114
St. Lawrence County Industrial Development Agency, Clarkson University Project, Revenue Bonds
5.00%, due 9/1/47	2,975,000	3,002,387
Syracuse Industrial Development Agency, Syracuse City School District Project, Revenue Bonds
Series A, Insured: State Aid Withholding
3.25%, due 5/1/34	1,000,000	924,472
Troy Capital Resource Corp., Rensselaer Polytechnic Institute, Revenue Bonds
5.00%, due 8/1/32	1,000,000	1,018,060
Series A
5.00%, due 9/1/39	2,000,000	2,149,833

	Principal Amount	Value
Long-Term Municipal Bonds
Education
Yonkers Economic Development Corp., Charter School of Educational Excellence Project, Revenue Bonds
Series A
4.00%, due 10/15/29	$ 200,000	$ 199,432
Series A
4.00%, due 10/15/30	355,000	356,065
Series A
5.00%, due 10/15/39	1,490,000	1,524,133
Series A
5.00%, due 10/15/49	2,275,000	2,284,138
Series A
5.00%, due 10/15/50	2,650,000	2,673,717
Series A
5.00%, due 10/15/54	1,895,000	1,895,718
Yonkers Industrial Development Agency, New Community School Project, Revenue Bonds
Insured: State Aid Withholding
4.00%, due 5/1/51	3,500,000	3,321,287
		186,949,854
General 0.1%
Commonwealth of Puerto Rico
(zero coupon), due 11/1/51	2,075,991	1,305,279
General Obligation 8.7%
City of Glens Falls, Public Improvement, Limited General Obligation
Insured: AGM
4.00%, due 1/15/31	500,000	504,879
Insured: AGM
4.00%, due 1/15/32	315,000	317,687
Insured: AGM
4.00%, due 1/15/33	250,000	251,737
City of Middletown, Limited General Obligation
4.50%, due 8/23/24	5,000,000	5,003,559
City of New York, Unlimited General Obligation
Series E-1
4.00%, due 4/1/45	5,000,000	4,922,352
Series F-1
5.00%, due 4/1/39	5,000,000	5,248,934
Series B-1
5.25%, due 10/1/41	2,500,000	2,824,895
Series D-1
5.25%, due 5/1/42	9,000,000	10,074,889
Series B-1
5.25%, due 10/1/43	3,000,000	3,356,430
Series E-1
5.25%, due 4/1/47	4,750,000	5,263,077
City of Newburgh, Limited General Obligation
Series A, Insured: AGM
3.50%, due 7/15/36	725,000	689,958

	Principal Amount	Value
Long-Term Municipal Bonds
General Obligation
City of Ogdensburg, Public Improvement, Limited General Obligation
5.50%, due 4/15/26	$ 50,000	$ 49,751
5.50%, due 4/15/28	55,000	53,844
City of Poughkeepsie, Public Improvement, Limited General Obligation
5.00%, due 6/1/31	1,200,000	1,214,475
City of Yonkers, Limited General Obligation
Series A, Insured: BAM
4.00%, due 9/1/31	1,500,000	1,526,595
Series A, Insured: BAM
4.00%, due 5/1/35	1,550,000	1,593,282
Series A, Insured: BAM
4.00%, due 5/1/37	2,000,000	2,041,387
Commonwealth of Puerto Rico
(zero coupon), due 11/1/43	5,297,137	3,251,118
Commonwealth of Puerto Rico, Unlimited General Obligation
Series A-1
(zero coupon), due 7/1/33	1,351,801	911,982
Series A-1
4.00%, due 7/1/33	2,000,000	2,010,391
Series A-1
4.00%, due 7/1/35	5,029,180	4,954,669
Series A-1
4.00%, due 7/1/46	5,000,000	4,594,857
Series A-1
5.625%, due 7/1/27	1,170,000	1,221,480
County of Clinton, Limited General Obligation
Insured: AGM
4.00%, due 6/1/38 (b)	1,500,000	1,469,815
County of Nassau, Limited General Obligation
Series B, Insured: AGM
5.00%, due 4/1/44	4,870,000	5,245,790
County of Onondaga, Limited General Obligation
3.00%, due 6/1/39	2,150,000	1,841,479
3.25%, due 4/15/34	1,250,000	1,208,354
County of Orange, Public Improvement, Limited General Obligation
Series A
2.375%, due 6/15/29	1,180,000	1,091,244
County of Rockland, Various Purpose, Limited General Obligation
Insured: AGM
4.00%, due 5/1/44	915,000	914,909
County of Suffolk, Public Improvement, Limited General Obligation
Series B, Insured: AGM
3.00%, due 10/15/32	5,480,000	5,167,747
Series A, Insured: AGM
3.25%, due 6/1/36	715,000	664,701
Series A, Insured: AGM
3.25%, due 6/1/37	725,000	665,587

	Principal Amount	Value
Long-Term Municipal Bonds
General Obligation
County of Suffolk, Public Improvement, Limited General Obligation
Series A, Insured: BAM
4.00%, due 4/1/33	$ 2,190,000	$ 2,216,888
Gloversville Enlarged School District, Unlimited General Obligation
Insured: BAM State Aid Withholding
2.00%, due 10/15/31	2,410,000	2,053,112
Harrison Central School District, Unlimited General Obligation
Insured: State Aid Withholding
3.50%, due 3/15/44	1,015,000	941,032
Insured: State Aid Withholding
3.50%, due 3/15/45	1,055,000	971,414
Insured: State Aid Withholding
3.55%, due 3/15/47	1,130,000	1,022,544
Kings Park Central School District, Unlimited General Obligation
Series B, Insured: State Aid Withholding
2.50%, due 7/15/30	1,530,000	1,393,676
Lackawanna City School District, Unlimited General Obligation
Insured: BAM State Aid Withholding
4.00%, due 6/15/32	745,000	748,674
Poughkeepsie School District, New York School District Refunding, Unlimited General Obligation
Insured: AGM State Aid Withholding
3.00%, due 5/1/33	400,000	377,366
Sachem Central School District, Unlimited General Obligation
Insured: State Aid Withholding
3.00%, due 10/15/29	6,985,000	6,837,915
South Country Central School District at Brookhaven, Unlimited General Obligation
Insured: State Aid Withholding
3.00%, due 7/15/29	2,475,000	2,455,877
Town of Hempstead, Limited General Obligation
2.125%, due 6/15/39	3,715,000	2,822,460
Uniondale Union Free School District, Unlimited General Obligation
Insured: State Aid Withholding
2.00%, due 5/1/38	3,115,000	2,292,999
Insured: State Aid Withholding
2.00%, due 5/1/39	3,195,000	2,269,070
Insured: State Aid Withholding
2.00%, due 5/1/40	3,500,000	2,416,740
Insured: State Aid Withholding
2.00%, due 5/1/41	3,500,000	2,359,238
Village of Valley Stream, Various Purpose, Limited General Obligation
Insured: BAM
4.00%, due 4/1/33	490,000	493,238
Insured: BAM
4.00%, due 4/1/34	510,000	513,153
Insured: BAM
4.00%, due 4/1/35	530,000	532,352
Insured: BAM
4.00%, due 4/1/36	550,000	551,951

	Principal Amount	Value
Long-Term Municipal Bonds
General Obligation
Village of Valley Stream, Various Purpose, Limited General Obligation
Insured: BAM
4.00%, due 4/1/37	$ 570,000	$ 570,802
		113,992,355
Hospital 5.4%
Brookhaven Local Development Corp., Long Island Community Hospital Health Care Services Foundation, Revenue Bonds
Series A, Insured: AGM-CR
3.375%, due 10/1/40	7,990,000	7,316,434
Brookhaven Local Development Corp., Long Island Community Hospital Project, Revenue Bonds
Series A
5.00%, due 10/1/35	1,000,000	1,081,691
Broome County Local Development Corp., United Health Services Hospitals Obligated Group, Revenue Bonds
Insured: AGM
3.00%, due 4/1/50	6,835,000	5,059,346
Build NYC Resource Corp., Children's Aid Society Project (The), Revenue Bonds
4.00%, due 7/1/49	1,300,000	1,236,909
Genesee County Funding Corp. (The), Rochester Regional Health Obligated Group, Revenue Bonds
Series A
5.00%, due 12/1/24	200,000	200,666
Series A
5.00%, due 12/1/25	215,000	218,052
Series A
5.00%, due 12/1/26	340,000	349,060
Series A
5.00%, due 12/1/27	400,000	415,076
Series A
5.00%, due 12/1/28	600,000	626,770
Jefferson County Civic Facility Development Corp., Samaritan Medical Center Project, Revenue Bonds
Series A
4.00%, due 11/1/31	2,705,000	2,537,328
Monroe County Industrial Development Corp., Highland Hospital, Revenue Bonds
4.00%, due 7/1/40	2,500,000	2,466,167
Monroe County Industrial Development Corp., Rochester General Hospital (The), Revenue Bonds
Series A
5.00%, due 12/1/32	540,000	540,864
Series A
5.00%, due 12/1/42	1,225,000	1,225,197
Nassau County Local Economic Assistance Corp., Catholic Health Services of Long Island Obligated Group, Revenue Bonds
5.00%, due 7/1/34	250,000	250,120
New York State Dormitory Authority, Garnet Health Medical Center Obligated Group, Revenue Bonds (a)
5.00%, due 12/1/31	1,000,000	992,007
5.00%, due 12/1/32	3,000,000	2,973,055
New York State Dormitory Authority, Memorial Sloan-Kettering Cancer Center, Revenue Bonds
Series 1
4.00%, due 7/1/37	470,000	481,983

	Principal Amount	Value
Long-Term Municipal Bonds
Hospital
New York State Dormitory Authority, NYU Langone Hospitals Obligated Group, Revenue Bonds
Series A
3.00%, due 7/1/48	$ 2,375,000	$ 1,910,020
Series A
4.00%, due 7/1/40	1,000,000	1,002,953
Series A
4.00%, due 7/1/50	3,005,000	2,921,636
Series A
4.00%, due 7/1/53	8,450,000	8,132,338
New York State Dormitory Authority, Orange Regional Medical Center Obligated Group, Revenue Bonds
5.00%, due 12/1/35 (a)	100,000	99,212
Oneida County Local Development Corp., Mohawk Valley Health System Project, Revenue Bonds
Series A, Insured: AGM
3.00%, due 12/1/44	11,560,000	8,919,186
Series A, Insured: AGM
4.00%, due 12/1/34	1,585,000	1,587,773
Series A, Insured: AGM
4.00%, due 12/1/49	7,940,000	7,609,472
Onondaga Civic Development Corp., Crouse Health Hospital, Inc. Obligated Group, Revenue Bonds
Series A
5.00%, due 8/1/30	200,000	207,345
Series A
5.00%, due 8/1/31	250,000	259,922
Series A
5.00%, due 8/1/32	255,000	265,750
Series A
5.125%, due 8/1/44	1,250,000	1,270,386
Series A
5.375%, due 8/1/54	1,650,000	1,693,489
Suffolk County Economic Development Corp., Catholic Health Services of Long Island Obligated Group, Revenue Bonds
Series C
5.00%, due 7/1/33	250,000	250,195
Westchester County Local Development Corp., Westchester Medical Centre, Revenue Bonds
Insured: AGM
5.75%, due 11/1/48	6,200,000	6,948,990
		71,049,392
Housing 0.6%
Albany Capital Resource Corp., Empire Commons Student Housing, Inc., Revenue Bonds
Series A
5.00%, due 5/1/29	600,000	610,581
Amherst Development Corp., UBF Faculty-Student Housing Corp., Revenue Bonds
Series A, Insured: AGM
5.00%, due 10/1/45	2,000,000	2,075,592
New York City Housing Development Corp., College of Staten Island Residences, Revenue Bonds
Series A, Insured: AGM
3.25%, due 7/1/27	1,830,000	1,830,422

	Principal Amount	Value
Long-Term Municipal Bonds
Housing
New York State Dormitory Authority, University Facilities, Revenue Bonds
Series A
5.00%, due 7/1/43	$ 1,500,000	$ 1,555,787
Onondaga Civic Development Corp., Onondaga Community College Housing Development Corp., Revenue Bonds
Series A
5.00%, due 10/1/24	400,000	399,153
Series A
5.00%, due 10/1/25	250,000	247,258
Westchester County Local Development Corp., Purchase Housing Corp. II Project, Revenue Bonds
5.00%, due 6/1/29	185,000	190,338
5.00%, due 6/1/30	330,000	339,386
5.00%, due 6/1/31	320,000	328,861
5.00%, due 6/1/37	1,000,000	1,019,690
		8,597,068
Other Revenue 36.9%
Battery Park City Authority, Revenue Bonds, Senior Lien
Series A
4.00%, due 11/1/44	10,635,000	10,578,334
Series A
5.00%, due 11/1/44	9,630,000	10,838,246
Series A
5.00%, due 11/1/53	12,500,000	13,715,051
Brookhaven Local Development Corp., Jefferson's Ferry Project, Revenue Bonds
Series A
4.00%, due 11/1/55	3,565,000	3,079,746
5.25%, due 11/1/36	1,130,000	1,161,995
Broome County Local Development Corp., Good Shepherd Village at Endwell, Revenue Bonds
4.00%, due 7/1/31	1,565,000	1,514,362
4.00%, due 7/1/36	2,100,000	1,966,968
4.00%, due 7/1/47	1,320,000	1,092,288
Build NYC Resource Corp., Pratt Paper, Inc. Project, Revenue Bonds
5.00%, due 1/1/35 (a)(b)	4,305,000	4,323,417
Build NYC Resource Corp., Royal Charter Properties, Inc., Revenue Bonds
Insured: AGM
4.75%, due 12/15/32	2,000,000	2,000,313
Chautauqua Tobacco Asset Securitization Corp., Revenue Bonds
5.00%, due 6/1/34	950,000	950,719
Children's Trust Fund, Asset-Backed, Revenue Bonds
Series A
(zero coupon), due 5/15/50	2,500,000	480,194
5.625%, due 5/15/43	2,300,000	2,329,610
City of New York, Lincoln Center for the Performing Arts, Inc., Revenue Bonds
Series A
4.00%, due 12/1/33	5,350,000	5,560,222
Development Authority of the North Country, Solid Waste Management System, Revenue Bonds
Insured: AGM
3.25%, due 9/1/39	550,000	491,326

	Principal Amount	Value
Long-Term Municipal Bonds
Other Revenue
Development Authority of the North Country, Solid Waste Management System, Revenue Bonds
Insured: AGM
3.25%, due 9/1/40	$ 570,000	$ 500,216
Dutchess County Resource Recovery Agency, Solid Waste System, Revenue Bonds (b)
5.00%, due 1/1/25	1,000,000	1,004,251
5.00%, due 1/1/26	1,000,000	1,014,722
Erie Tobacco Asset Securitization Corp., Tobacco Settlement, Asset-Backed, Revenue Bonds
Series B
(zero coupon), due 6/1/47	18,000,000	3,862,906
Hudson Yards Infrastructure Corp., Second Indenture, Revenue Bonds
Series A
4.00%, due 2/15/40	3,250,000	3,314,543
Series A
5.00%, due 2/15/30	1,600,000	1,671,474
Series A
5.00%, due 2/15/33	1,500,000	1,565,891
Series A
5.00%, due 2/15/35	3,470,000	3,617,796
Series A
5.00%, due 2/15/36	5,165,000	5,381,666
Series A
5.00%, due 2/15/42	4,000,000	4,121,144
Series A, Insured: BAM
5.00%, due 2/15/42	7,500,000	7,738,161
Huntington Local Development Corp., Fountaingate Gardens Project, Revenue Bonds
Series A
5.00%, due 7/1/36	900,000	861,758
Series A
5.25%, due 7/1/56	1,745,000	1,517,776
Long Island Power Authority, Electric System, Revenue Bonds
Series C
4.06%, due 9/1/38	1,000,000	996,075
Series B
5.00%, due 9/1/33	4,440,000	4,604,678
Series B
5.00%, due 9/1/35	2,500,000	2,592,212
5.00%, due 9/1/37	2,000,000	2,126,304
5.00%, due 9/1/38	2,500,000	2,653,148
Series A
5.00%, due 9/1/44	6,025,000	6,030,614
Series B
5.00%, due 9/1/45	2,000,000	2,019,583
Matching Fund Special Purpose Securitization Corp., Revenue Bonds
Series A
5.00%, due 10/1/26	340,000	349,231
Series A
5.00%, due 10/1/30	3,140,000	3,299,554

	Principal Amount	Value
Long-Term Municipal Bonds
Other Revenue
Matching Fund Special Purpose Securitization Corp., Revenue Bonds
Series A
5.00%, due 10/1/32	$ 3,140,000	$ 3,326,251
Series A
5.00%, due 10/1/39	11,915,000	12,401,306
Metropolitan Transportation Authority, Dedicated Tax Fund, Revenue Bonds
Series B-2
4.00%, due 11/15/34	4,000,000	4,078,455
Series B-1
5.00%, due 11/15/36	3,355,000	3,469,890
Monroe County Industrial Development Corp., St. Ann's Community Project, Revenue Bonds
5.00%, due 1/1/50	1,630,000	1,388,636
Nassau County Tobacco Settlement Corp., Asset-Backed, Revenue Bonds
Series A-3
5.00%, due 6/1/35	750,000	701,503
New York City Housing Development Corp., Multi-Family Housing, Sustainable Neighborhood, Revenue Bonds
Series G
3.85%, due 11/1/45	595,000	555,459
Series I-1-A
4.05%, due 11/1/41	1,000,000	993,581
Series F-1, Insured: FHA 542(C)
4.30%, due 11/1/37	1,500,000	1,538,750
New York City Housing Development Corp., Multi-Family Housing, Sustainable Neighborhood, Green Bond, Revenue Bonds
Series G-1
3.70%, due 11/1/47	1,000,000	902,975
New York City Housing Development Corp., Sustainable Development, Revenue Bonds
Series K-1, Insured: FHA 542(C)
2.60%, due 11/1/46	3,000,000	2,163,345
New York City Industrial Development Agency, Queens Baseball Stadium Project, Revenue Bonds
Series A, Insured: AGM
3.00%, due 1/1/37	1,000,000	907,353
Series A, Insured: AGM
3.00%, due 1/1/39	6,955,000	6,094,233
Series A, Insured: AGM
3.00%, due 1/1/40	8,315,000	7,143,758
Series A, Insured: AGM
3.00%, due 1/1/46	10,000,000	8,026,566
New York City Industrial Development Agency, TrIPs Obligated Group, Revenue Bonds
Series A
5.00%, due 7/1/28	1,050,000	1,050,045
New York City Industrial Development Agency, Yankee Stadium Project, Revenue Bonds
Series A, Insured: AGC
(zero coupon), due 3/1/40	380,000	192,505
Series A, Insured: AGC
(zero coupon), due 3/1/44	1,065,000	434,022
Series A, Insured: AGC
(zero coupon), due 3/1/45	200,000	77,148

	Principal Amount	Value
Long-Term Municipal Bonds
Other Revenue
New York City Industrial Development Agency, Yankee Stadium Project, Revenue Bonds
Series A, Insured: AGC
(zero coupon), due 3/1/46	$ 4,080,000	$ 1,490,193
Series A, Insured: AGC
(zero coupon), due 3/1/47	1,115,000	384,852
Series A, Insured: AGM-CR
3.00%, due 3/1/49	10,980,000	8,480,897
New York City Transitional Finance Authority, Building Aid, Revenue Bonds
Series S-1B, Insured: State Aid Withholding
4.00%, due 7/15/40	6,000,000	6,073,190
Series S-3, Insured: State Aid Withholding
5.00%, due 7/15/43	2,500,000	2,612,222
Series S-3, Insured: State Aid Withholding
5.25%, due 7/15/45	5,000,000	5,280,616
New York City Transitional Finance Authority, Future Tax Secured, Revenue Bonds
Series C-1
4.00%, due 5/1/44	4,000,000	3,955,111
Series E-1
4.00%, due 2/1/46	5,440,000	5,361,162
Series B-1
5.00%, due 11/1/36	19,585,000	21,181,661
Series F-1
5.00%, due 2/1/47	5,000,000	5,397,104
Series D-1
5.50%, due 11/1/45	2,500,000	2,837,832
Series B
5.50%, due 5/1/47	2,830,000	3,226,679
New York Convention Center Development Corp., Hotel Unit Fee, Revenue Bonds
5.00%, due 11/15/26	6,000,000	6,115,555
5.00%, due 11/15/40	1,620,000	1,637,733
New York Convention Center Development Corp., Hotel Unit Fee, Revenue Bonds, Senior Lien
Series A
(zero coupon), due 11/15/47	6,500,000	2,170,198
New York Convention Center Development Corp., Hotel Unit Fee, Revenue Bonds, Sub. Lien
Series B, Insured: BAM
(zero coupon), due 11/15/41	2,320,000	1,074,406
Series B, Insured: BAM
(zero coupon), due 11/15/43	4,800,000	1,988,978
New York Counties Tobacco Trust IV, Settlement Pass Through, Revenue Bonds
Series A
5.00%, due 6/1/42	1,000,000	944,044
Series A
5.00%, due 6/1/45	245,000	225,343
Series A
6.25%, due 6/1/41 (a)	4,500,000	4,500,580
New York Counties Tobacco Trust V, Pass Through, Capital Appreciation, Revenue Bonds
Series S-1
(zero coupon), due 6/1/38	1,600,000	706,224

	Principal Amount	Value
Long-Term Municipal Bonds
Other Revenue
New York Counties Tobacco Trust VI, Settlement Pass Through, Revenue Bonds
Series A-2B
5.00%, due 6/1/45	$ 3,885,000	$ 3,682,465
New York Counties Tobacco Trust VI, Tobacco Settlement Pass Through, Revenue Bonds
Series B
5.00%, due 6/1/30	135,000	138,423
New York Liberty Development Corp., 1 World Trade Center, Revenue Bonds
Insured: BAM
2.75%, due 2/15/44	8,000,000	6,143,834
Insured: AGM-CR
4.00%, due 2/15/43	6,665,000	6,619,843
New York Liberty Development Corp., 3 World Trade Center LLC, Revenue Bonds
Class 1
5.00%, due 11/15/44 (a)	5,660,000	5,665,671
New York Liberty Development Corp., 4 World Trade Center LLC, Revenue Bonds
Series A
2.75%, due 11/15/41	3,515,000	2,763,784
New York Liberty Development Corp., 7 World Trade Center Project, Revenue Bonds
Series A
3.00%, due 9/15/43	1,250,000	1,043,600
Series A
3.125%, due 9/15/50	700,000	562,469
New York Liberty Development Corp., Goldman Sachs Headquarters LLC, Revenue Bonds
5.50%, due 10/1/37	700,000	837,781
New York State Dormitory Authority, Personal Income Tax, Revenue Bonds
Series E
5.00%, due 3/15/36	9,200,000	9,344,167
Series A
5.00%, due 2/15/41	2,050,000	2,104,245
New York State Dormitory Authority, State Personal Income Tax, Revenue Bonds
Series A
4.00%, due 3/15/39	8,000,000	8,141,920
Series E
4.00%, due 3/15/45	2,000,000	1,982,495
New York State Energy Research & Development Authority, New York State Electric & Gas Corp., Revenue Bonds
Series D
3.50%, due 10/1/29	2,500,000	2,453,395
Series C
4.00%, due 4/1/34	3,000,000	3,019,760
New York State Energy Research & Development Authority, Revolving Loan Fund, Revenue Bonds
Series A
6.096%, due 4/1/27	1,755,000	1,756,768
Series A
6.146%, due 4/1/28	1,350,000	1,351,610
Series A
6.205%, due 4/1/29	1,105,000	1,106,210
Series A
6.255%, due 4/1/30	1,050,000	1,051,178

	Principal Amount	Value
Long-Term Municipal Bonds
Other Revenue
New York State Energy Research & Development Authority, Revolving Loan Fund, Revenue Bonds
Series A
6.308%, due 4/1/31	$ 1,000,000	$ 1,001,092
New York State Housing Finance Agency, Revenue Bonds
Series J-1, Insured: SONYMA HUD Sector 8
2.65%, due 11/1/46	3,935,000	2,911,390
Series B-1
4.60%, due 11/1/54	2,500,000	2,502,027
Series E-1, Insured: SONYMA HUD Sector 8
4.95%, due 11/1/58	1,410,000	1,443,020
New York State Housing Finance Agency, Affordable Housing, Revenue Bonds
Series G-2, Insured: SONYMA HUD Sector 8
3.45%, due 5/1/62 (c)	5,750,000	5,750,669
Series C, Insured: FHA 542(C)
4.15%, due 5/1/47	10,000,000	9,771,909
New York State Urban Development Corp., Personal Income Tax, Revenue Bonds
Series E
4.00%, due 3/15/43	2,885,000	2,859,775
New York State Urban Development Corp., Sales Tax, Revenue Bonds
Series A
4.00%, due 3/15/37	4,000,000	4,106,956
New York Transportation Development Corp., American Airlines, Inc. John F. Kennedy International Airport Project, Revenue Bonds
5.25%, due 8/1/31 (b)	1,290,000	1,368,890
New York Transportation Development Corp., Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment Project, Revenue Bonds (b)
4.00%, due 1/1/36	2,000,000	2,001,774
4.375%, due 10/1/45	10,000,000	9,652,736
5.00%, due 10/1/35	3,000,000	3,157,496
New York Transportation Development Corp., New York State Thruway Service Areas Project, Revenue Bonds (b)
4.00%, due 10/31/46	2,595,000	2,296,186
4.00%, due 4/30/53	2,505,000	2,139,883
Niagara Tobacco Asset Securitization Corp., Tobacco Settlement, Asset-Backed, Revenue Bonds
5.25%, due 5/15/40	500,000	500,001
Puerto Rico Sales Tax Financing Corp., Revenue Bonds
Series A-1
(zero coupon), due 7/1/46	15,766,000	5,263,730
Series A-1
4.75%, due 7/1/53	1,000,000	995,908
Series A-2
4.784%, due 7/1/58	18,807,000	18,693,718
Series A-1
5.00%, due 7/1/58	1,189,000	1,195,244
Rockland Tobacco Asset Securitization Corp., Tobacco Settlement, Asset-Backed, Revenue Bonds
Series B
(zero coupon), due 8/15/50 (a)	13,000,000	2,381,905
Southold Local Development Corp., Peconic Landing, Inc. Project, Revenue Bonds
5.00%, due 12/1/45	1,625,000	1,625,638

	Principal Amount	Value
Long-Term Municipal Bonds
Other Revenue
State of New York, Mortgage Agency, Revenue Bonds
Series 223
2.00%, due 10/1/27	$ 775,000	$ 727,039
Series 221
3.50%, due 10/1/32 (b)	3,790,000	3,719,439
Series 213
4.25%, due 10/1/47	385,000	386,122
Suffolk County Economic Development Corp., Peconic Landing at Southold, Inc., Revenue Bonds
Series A
5.00%, due 12/1/29	150,000	156,546
Series A
5.00%, due 12/1/34	165,000	172,201
Series A
5.00%, due 12/1/40	175,000	178,018
Suffolk Tobacco Asset Securitization Corp., Tobacco Settlement, Asset Backed, Revenue Bonds
Series B-2
(zero coupon), due 6/1/66	10,000,000	1,008,349
Territory of Guam, Business Privilege Tax, Revenue Bonds
Series F
4.00%, due 1/1/36	2,000,000	2,013,847
Series D
4.00%, due 11/15/39	1,160,000	1,112,590
Series D
5.00%, due 11/15/27	2,825,000	2,869,060
Territory of Guam, Section 30, Revenue Bonds
Series A
5.00%, due 12/1/36	1,020,000	1,041,170
Tompkins County Development Corp., Kendal at Ithaca Project, Revenue Bonds
Series 2014A
5.00%, due 7/1/44	690,000	690,332
Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels, Revenue Bonds
Series A
5.00%, due 5/15/48	5,000,000	5,416,427
Series A
5.50%, due 5/15/63	10,450,000	11,612,497
Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels, Revenue Bonds, Senior Lien
Series C
5.25%, due 11/15/40	9,500,000	10,969,605
Series C
5.25%, due 11/15/42	4,000,000	4,568,602
Series C
5.25%, due 5/15/52	4,885,000	5,319,921
Series D-2
5.50%, due 5/15/52	5,000,000	5,570,645
TSASC, Inc., Revenue Bonds
Series B
5.00%, due 6/1/45	5,500,000	4,959,111

	Principal Amount	Value
Long-Term Municipal Bonds
Other Revenue
TSASC, Inc., Tobacco Settlement Bonds, Revenue Bonds
Series A
5.00%, due 6/1/41	$ 2,000,000	$ 2,037,390
Series B
5.00%, due 6/1/48	11,140,000	9,903,873
Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan, Revenue Bonds
Series A
5.00%, due 10/1/29 (a)	1,000,000	976,699
Series A
5.00%, due 10/1/32	1,000,000	964,718
Series A, Insured: AGM-CR
5.00%, due 10/1/32	1,265,000	1,277,998
Westchester County Local Development Corp., Kendal on Hudson Project, Revenue Bonds
Series B
5.00%, due 1/1/51	2,500,000	2,556,317
Westchester County Local Development Corp., Miriam Osborn Memorial Home Association Project, Revenue Bonds
5.00%, due 7/1/27	270,000	277,710
5.00%, due 7/1/28	270,000	280,415
5.00%, due 7/1/29	100,000	103,954
5.00%, due 7/1/34	200,000	207,821
Westchester Tobacco Asset Securitization Corp., Tobacco Settlement, Asset-Backed, Revenue Bonds, Senior Lien
Series B
5.00%, due 6/1/41	250,000	255,122
Yonkers Industrial Development Agency, New Community School Project, Revenue Bonds
Insured: State Aid Withholding
5.25%, due 5/1/51	1,280,000	1,381,116
		486,121,074
Transportation 13.2%
Albany County Airport Authority, Revenue Bonds
4.00%, due 12/15/44	835,000	819,369
Series A
5.00%, due 12/15/43	1,750,000	1,834,511
Series A
5.00%, due 12/15/48	2,585,000	2,687,405
Buffalo & Fort Erie Public Bridge Authority, Revenue Bonds
5.00%, due 1/1/47	3,635,000	3,718,138
Metropolitan Transportation Authority, Revenue Bonds
Series D
5.00%, due 11/15/29	550,000	584,989
Series B, Insured: BAM
5.00%, due 11/15/52	8,425,000	8,756,132
Metropolitan Transportation Authority, Green Bond, Revenue Bonds
Series C-2, Insured: BAM
(zero coupon), due 11/15/40	9,325,000	4,782,276
Series A-1, Insured: AGM
4.00%, due 11/15/42	2,180,000	2,182,890

	Principal Amount	Value
Long-Term Municipal Bonds
Transportation
Metropolitan Transportation Authority, Green Bond, Revenue Bonds
Series C, Insured: AGM
4.00%, due 11/15/46	$ 1,600,000	$ 1,569,676
Series D
4.00%, due 11/15/48	300,000	289,647
Metropolitan Transportation Authority, Transportation, Revenue Bonds
Series A-2, Insured: AGM
5.00%, due 11/15/44	9,000,000	9,445,709
New York State Thruway Authority, Revenue Bonds
Series L
4.00%, due 1/1/36	2,500,000	2,547,740
Series O
4.00%, due 1/1/39	6,000,000	6,070,206
Series B, Insured: AGM
4.00%, due 1/1/45	4,450,000	4,380,632
Series P
5.00%, due 1/1/49	4,500,000	4,922,436
Series P
5.25%, due 1/1/54	5,000,000	5,539,799
New York State Thruway Authority, General Revenue Junior Indebtedness Obligation, Revenue Bonds, Junior Lien
Series B, Insured: BAM
4.00%, due 1/1/45	9,050,000	8,908,927
New York Transportation Development Corp., JFK NTO LLC, Revenue Bonds (b)
Insured: AGM
5.25%, due 6/30/60	1,600,000	1,690,108
5.50%, due 6/30/54	3,500,000	3,736,970
5.50%, due 6/30/60	6,600,000	7,026,962
New York Transportation Development Corp., Terminal 4 John F. Kennedy International Airport Project, Revenue Bonds (b)
Series A
4.00%, due 12/1/41	1,300,000	1,256,872
Series A
5.00%, due 12/1/29	1,750,000	1,860,621
Series A
5.00%, due 12/1/36	1,600,000	1,694,503
5.00%, due 12/1/37	4,000,000	4,289,287
5.375%, due 6/30/60	3,955,000	4,114,113
6.00%, due 6/30/54	8,500,000	9,257,220
Niagara Frontier Transportation Authority, Buffalo Niagara International Airport, Revenue Bonds (b)
Series A
5.00%, due 4/1/27	610,000	610,172
Series A
5.00%, due 4/1/29	325,000	325,075
Series A
5.00%, due 4/1/29	600,000	629,319
Series A
5.00%, due 4/1/30	375,000	391,516
Series A
5.00%, due 4/1/31	1,350,000	1,408,980

	Principal Amount	Value
Long-Term Municipal Bonds
Transportation
Niagara Frontier Transportation Authority, Buffalo Niagara International Airport, Revenue Bonds (b)
Series A
5.00%, due 4/1/32	$ 400,000	$ 417,278
Series A
5.00%, due 4/1/34	450,000	469,126
Series A
5.00%, due 4/1/35	400,000	415,786
Series A
5.00%, due 4/1/36	815,000	839,128
Series A
5.00%, due 4/1/38	375,000	387,131
Ogdensburg Bridge and Port Authority, Revenue Bonds
5.75%, due 7/1/47 (a)(b)	1,980,000	1,831,559
Port Authority of Guam, Revenue Bonds
Series B
5.00%, due 7/1/36 (b)	625,000	644,298
Series B
5.00%, due 7/1/37 (b)	200,000	205,979
Series A
5.00%, due 7/1/48	1,235,000	1,253,705
Port Authority of New York & New Jersey, Revenue Bonds (b)
Series 221
4.00%, due 7/15/37	1,900,000	1,921,712
Series 214
4.00%, due 9/1/43	3,000,000	2,900,884
Series 223
4.00%, due 7/15/46	3,000,000	2,885,234
Series 186
5.00%, due 10/15/30	9,745,000	9,765,735
Series 231
5.50%, due 8/1/42	3,770,000	4,176,263
Port Authority of New York & New Jersey, Revenue Bonds, Third Series
Series 193
5.00%, due 10/15/34 (b)	5,775,000	5,854,245
Syracuse Regional Airport Authority, Revenue Bonds (b)
5.00%, due 7/1/26	1,000,000	1,019,255
5.00%, due 7/1/27	635,000	653,309
5.00%, due 7/1/28	875,000	908,430
5.00%, due 7/1/31	1,000,000	1,060,745
5.00%, due 7/1/34	775,000	815,538
Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels, Revenue Bonds
Series A
4.00%, due 11/15/54	5,000,000	4,832,220
Series B
5.00%, due 11/15/35	9,740,000	10,193,398
Series B
5.00%, due 11/15/37	1,500,000	1,566,602

	Principal Amount	Value
Long-Term Municipal Bonds
Transportation
Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels, Revenue Bonds
Series A
5.50%, due 11/15/57	$ 10,000,000	$ 11,133,584
		173,483,344
Utilities 3.1%
Guam Power Authority, Revenue Bonds
Series A
5.00%, due 10/1/33	1,155,000	1,203,307
Series A
5.00%, due 10/1/40	3,600,000	3,713,247
New York Power Authority, Revenue Bonds
Series A
4.00%, due 11/15/50	3,500,000	3,427,656
New York Power Authority, Green Transmission Project, Revenue Bonds
Series A, Insured: AGM
4.00%, due 11/15/47	2,620,000	2,601,385
Series A, Insured: AGM
4.00%, due 11/15/52	8,175,000	8,035,649
Puerto Rico Electric Power Authority, Revenue Bonds
Series UU, Insured: AGM
4.245%, due 7/1/29	5,000,000	4,853,037
Series TT, Insured: NATL-RE
5.00%, due 7/1/26	215,000	215,133
Series XX
5.25%, due 7/1/40 (d)(e)	5,630,000	3,040,200
Utility Debt Securitization Authority, Revenue Bonds
5.00%, due 12/15/38	10,210,000	10,773,260
5.00%, due 12/15/39	2,250,000	2,370,393
		40,233,267
Water & Sewer 7.4%
Albany Municipal Water Finance Authority, Revenue Bonds
Series A
4.00%, due 12/1/50	5,670,000	5,534,562
Buffalo Municipal Water Finance Authority, Revenue Bonds
Series A, Insured: AGM
5.00%, due 7/1/44	1,500,000	1,647,119
Guam Government Waterworks Authority, Water and Wastewater System, Revenue Bonds
5.00%, due 1/1/46	4,055,000	4,112,403
Series A
5.00%, due 1/1/50	9,975,000	10,301,070
Monroe County Water Authority, Water System, Revenue Bonds
3.50%, due 3/1/45	2,000,000	1,827,055
5.00%, due 8/1/37	750,000	751,350
New York City Municipal Water Finance Authority, Water & Sewer System Second General Resolution, Revenue Bonds
Series EE
4.00%, due 6/15/45	2,000,000	1,972,280

	Principal Amount	Value
Long-Term Municipal Bonds
Water & Sewer
New York City Municipal Water Finance Authority, Water & Sewer System Second General Resolution, Revenue Bonds
Series AA
5.00%, due 6/15/38	$ 3,500,000	$ 3,646,624
Series HH
5.00%, due 6/15/39	3,500,000	3,544,296
Series AA
5.00%, due 6/15/40	2,200,000	2,362,266
Series DD-2
5.25%, due 6/15/47	6,435,000	7,164,574
Series AA-1
5.25%, due 6/15/52	18,280,000	20,073,997
New York State Environmental Facilities Corp., State Revolving Fund, Revenue Bonds
Series B
5.00%, due 9/15/47	7,650,000	8,372,079
Series A
5.00%, due 2/15/49	6,500,000	6,857,525
Series B
5.25%, due 9/15/52	4,850,000	5,360,130
Niagara Falls Public Water Authority, Water & Sewer System, Revenue Bonds
Series A
5.00%, due 7/15/34	770,000	797,552
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds (a)
Series B
4.00%, due 7/1/47	5,000,000	4,551,236
Series B
5.00%, due 7/1/37	545,000	570,595
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds, Senior Lien (a)
Series 2020A
5.00%, due 7/1/35	5,455,000	5,692,954
Series A
5.00%, due 7/1/47	2,500,000	2,538,249
		97,677,916
Total Long-Term Municipal Bonds (Cost $1,168,135,185)		1,180,905,821
Short-Term Municipal Notes 2.1%
General 1.1%
Nuveen New York AMT-Free Quality Municipal Income Fund
4.06%, due 5/1/47 (a)(b)(f)	15,000,000	15,000,000

	Principal Amount	Value
Short-Term Municipal Notes
Water & Sewer 1.0%
New York City Municipal Water Finance Authority, Water & Sewer System Second General Resolution, Revenue Bonds
Series DD
4.25%, due 6/15/33 (f)	$ 13,250,000	$ 13,250,000
Total Short-Term Municipal Notes (Cost $28,250,000)		28,250,000
Total Municipal Bonds (Cost $1,196,385,185)		1,209,155,821

	Shares
Closed-End Funds 0.4%
New York 0.3%
BlackRock MuniHoldings New York Quality Fund, Inc.	56,940	613,244
BlackRock MuniYield New York Quality Fund, Inc.	92,167	975,127
BlackRock New York Municipal Income Trust	74,685	799,876
Eaton Vance New York Municipal Bond Fund	12,636	124,464
Nuveen New York AMT-Free Quality Municipal Income Fund	171,267	1,890,788
Illinois 0.1%
Nuveen New York Quality Municipal Income Fund	53,530	607,566
Total Closed-End Funds (Cost $5,518,173)		5,011,065
Short-Term Investment 6.8%
Unaffiliated Investment Company 6.8%
BlackRock Liquidity Funds MuniCash, 3.492% (g)	89,298,951	89,307,575
Total Short-Term Investment (Cost $89,307,575)		89,307,575
Total Investments (Cost $1,291,210,933)	99.0%	1,303,474,461
Other Assets, Less Liabilities	1.0	12,646,962
Net Assets	100.0%	$ 1,316,121,423

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Interest on these securities was subject to alternative minimum tax.
(c)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of July 31, 2024.
(d)	Issue in default.
(e)	Issue in non-accrual status.

(f)	Variable-rate demand notes (VRDNs)—Provide the right to sell the security at face value on either that day or within the rate-reset period. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description. The maturity date shown is the final maturity.
(g)	Current yield as of July 31, 2024.
Futures Contracts
As of July 31, 2024, the Fund held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Short Contracts
U.S. Treasury Long Bonds	(300)	September 2024	$ (34,499,066)	$ (36,234,375)	$ (1,735,309)

1.	As of July 31, 2024, cash in the amount of $1,110,000 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of July 31, 2024.

Abbreviation(s):
AGC—Assured Guaranty Corp.
AGM—Assured Guaranty Municipal Corp.
AMBAC—Ambac Assurance Corp.
BAM—Build America Mutual Assurance Co.
CR—Custodial Receipts
FHA—Federal Housing Administration
HUD—Housing and Urban Development
MTA—Metropolitan Transportation Authority
NATL-RE—National Public Finance Guarantee Corp.
SONYMA—State of New York Mortgage Agency

The following is a summary of the fair valuations according to the inputs used as of July 31, 2024, for valuing the Fund’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Municipal Bonds
Long-Term Municipal Bonds	$ —	$ 1,180,905,821	$ —	$ 1,180,905,821
Short-Term Municipal Notes	—	28,250,000	—	28,250,000
Total Municipal Bonds	—	1,209,155,821	—	1,209,155,821
Closed-End Funds	5,011,065	—	—	5,011,065
Short-Term Investment
Unaffiliated Investment Company	89,307,575	—	—	89,307,575
Total Investments in Securities	$ 94,318,640	$ 1,209,155,821	$ —	$ 1,303,474,461
Liability Valuation Inputs
Other Financial Instruments
Futures Contracts (b)	$ (1,735,309)	$ —	$ —	$ (1,735,309)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

NYLI MacKay Oregon Muni Fund
Portfolio of Investments July 31, 2024†^(Unaudited)
	Principal Amount	Value
Municipal Bonds 99.2%
Long-Term Municipal Bonds 99.2%
Education 0.3%
Oregon State Facilities Authority, Reed Institute Project, Revenue Bonds
Series A
4.00%, due 7/1/31	$ 1,135,000	$ 1,170,214
General Obligation 61.3%
Bend Metropolitan Park & Recreation District, Unlimited General Obligation
4.00%, due 6/1/27	1,430,000	1,430,519
Benton & Linn Counties Consolidated School District No. 509J & 509A, Unlimited General Obligation
Series A, Insured: School Bond Guaranty
5.00%, due 6/15/31	2,000,000	2,143,511
Series A, Insured: School Bond Guaranty
5.00%, due 6/15/32	1,615,000	1,729,991
Blue Mountain Community College District, Unlimited General Obligation
Insured: School Bond Guaranty
4.00%, due 6/15/27	970,000	976,958
Chemeketa Community College District, Unlimited General Obligation
Insured: School Bond Guaranty
5.00%, due 6/15/25	2,000,000	2,002,250
City of Boardman, Sustainable Bond, Unlimited General Obligation
Insured: BAM
4.00%, due 6/15/33	1,000,000	1,030,238
City of Hermiston, Limited General Obligation
Insured: AGM
5.00%, due 12/1/38	450,000	510,296
City of Lebanon, Unlimited General Obligation
5.00%, due 6/1/25	1,165,000	1,181,638
City of McMinnville, Unlimited General Obligation
5.00%, due 2/1/27	2,075,000	2,094,317
City of Molalla, Unlimited General Obligation
Series A, Insured: BAM
4.00%, due 6/1/49	3,115,000	3,071,829
City of Portland, Build Portland & Fuel Stations Project, Limited General Obligation
Series D
5.00%, due 4/1/36	1,210,000	1,371,431
City of Portland, Sellwood Bridge & Archives Space Project, Limited General Obligation
Series A
4.00%, due 4/1/30	1,710,000	1,748,632
Series A
4.00%, due 4/1/31	1,775,000	1,813,735
City of Redmond, Limited General Obligation
Series B-1
5.00%, due 6/1/34	1,140,000	1,241,010
City of Salem, Unlimited General Obligation
Series B
5.00%, due 6/1/38	3,000,000	3,409,909

	Principal Amount	Value
Long-Term Municipal Bonds
General Obligation
City of Tualatin, Unlimited General Obligation
5.00%, due 6/15/39	$ 750,000	$ 842,512
Clackamas & Washington Counties School District No. 3, Unlimited General Obligation
Insured: School Bond Guaranty
5.00%, due 6/15/26	3,500,000	3,557,356
Insured: School Bond Guaranty
5.00%, due 6/15/27	5,500,000	5,590,515
Insured: School Bond Guaranty
5.00%, due 6/15/28	1,115,000	1,133,253
Insured: School Bond Guaranty
5.00%, due 6/15/34	1,000,000	1,143,564
Clackamas Community College District, Unlimited General Obligation
Series A, Insured: School Bond Guaranty
5.00%, due 6/15/27	1,405,000	1,429,341
Clackamas County Fire District No. 1, Unlimited General Obligation
4.00%, due 6/1/30	1,020,000	1,046,029
4.00%, due 6/1/31	2,705,000	2,770,676
Clackamas County School District No. 12, Unlimited General Obligation
Series B, Insured: School Bond Guaranty
5.00%, due 6/15/29	2,160,000	2,281,631
Series B, Insured: School Bond Guaranty
5.00%, due 6/15/30	3,205,000	3,384,570
Series B, Insured: School Bond Guaranty
5.00%, due 6/15/31	4,725,000	4,984,391
Insured: School Bond Guaranty
5.00%, due 6/15/32	1,100,000	1,178,738
Insured: School Bond Guaranty
5.00%, due 6/15/35	1,000,000	1,070,685
Series B, Insured: School Bond Guaranty
5.00%, due 6/15/37	3,000,000	3,135,207
Clackamas County School District No. 7J, Unlimited General Obligation
Insured: School Bond Guaranty
4.00%, due 6/1/33	1,400,000	1,425,490
Clatsop County School District No. 1C, Unlimited General Obligation
Series B, Insured: School Bond Guaranty
5.00%, due 6/15/31	1,080,000	1,182,763
Series B, Insured: School Bond Guaranty
5.00%, due 6/15/32	1,215,000	1,329,761
Clatsop County School District No. 30, Unlimited General Obligation
Series B, Insured: School Bond Guaranty
5.00%, due 6/15/31	1,590,000	1,737,509
Series B, Insured: School Bond Guaranty
5.00%, due 6/15/32	1,000,000	1,091,602
Series B, Insured: School Bond Guaranty
5.00%, due 6/15/34	1,115,000	1,217,297
Commonwealth of Puerto Rico, Unlimited General Obligation
Series A-1
4.00%, due 7/1/41	3,742,000	3,521,955

	Principal Amount	Value
Long-Term Municipal Bonds
General Obligation
Coos County School District No. 9, Unlimited General Obligation
Insured: School Bond Guaranty
5.00%, due 6/15/32	$ 1,035,000	$ 1,115,367
Corbett Fire District No. 14, Unlimited General Obligation
Insured: AGM
5.00%, due 6/15/39	400,000	431,565
County of Benton, Limited General Obligation
5.00%, due 6/1/39	500,000	565,108
County of Clackamas, Unlimited General Obligation
Series B
5.00%, due 6/1/25	1,485,000	1,509,650
County of Clatsop, Unlimited General Obligation
5.00%, due 6/15/32	1,000,000	1,096,359
County of Multnomah, Limited General Obligation
5.00%, due 6/1/30	3,000,000	3,178,148
Curry County School District No. 1, Unlimited General Obligation
Series B, Insured: School Bond Guaranty
5.00%, due 6/15/39	500,000	557,211
Curry Health District, Unlimited General Obligation
5.00%, due 6/15/35	495,000	544,894
5.00%, due 6/15/36	520,000	571,950
Deschutes County Administrative School District No. 1, Unlimited General Obligation
Insured: School Bond Guaranty
4.00%, due 6/15/30	3,000,000	3,074,962
Insured: School Bond Guaranty
4.00%, due 6/15/45	5,000,000	5,000,117
Insured: School Bond Guaranty
5.00%, due 6/15/37	1,540,000	1,772,696
Hillsboro School District No. 1J, Unlimited General Obligation
Insured: School Bond Guaranty
4.00%, due 6/15/40	980,000	992,329
Insured: School Bond Guaranty
5.00%, due 6/15/30	3,105,000	3,278,967
Insured: School Bond Guaranty
5.00%, due 6/15/31	3,010,000	3,175,242
Insured: School Bond Guaranty
5.00%, due 6/15/34	2,000,000	2,106,409
Jackson County School District No. 5, Unlimited General Obligation
Insured: School Bond Guaranty
5.00%, due 6/15/33	1,620,000	1,756,948
Insured: School Bond Guaranty
5.00%, due 6/15/42	5,970,000	6,337,400
Insured: School Bond Guaranty
5.00%, due 6/15/43	2,000,000	2,110,161
Lane Community College, Unlimited General Obligation
Series A, Insured: School Bond Guaranty
4.00%, due 6/15/32	1,735,000	1,827,261

	Principal Amount	Value
Long-Term Municipal Bonds
General Obligation
Lane County School District No. 19, Unlimited General Obligation
Series C, Insured: School Bond Guaranty
5.00%, due 6/15/25	$ 1,000,000	$ 1,016,996
Lane County School District No. 4J, Unlimited General Obligation
Insured: School Bond Guaranty
4.00%, due 6/15/35	1,105,000	1,138,081
Lebanon Rural Fire Protection District, Unlimited General Obligation
Insured: BAM
5.00%, due 6/15/40	560,000	606,154
Linn & Benton Counties School District No. 8J, Greater Albany, Unlimited General Obligation
Insured: School Bond Guaranty
5.00%, due 6/15/30	1,000,000	1,053,769
Insured: School Bond Guaranty
5.00%, due 6/15/32	2,035,000	2,140,406
Linn Benton Community College District, Unlimited General Obligation
Insured: School Bond Guaranty
5.00%, due 6/1/27	1,520,000	1,542,644
Marion & Linn Counties School District No. 29J, Unlimited General Obligation
Insured: School Bond Guaranty
5.00%, due 6/15/32	1,160,000	1,297,922
Marion County School District No. 103, Unlimited General Obligation
Insured: School Bond Guaranty
5.00%, due 6/15/28	1,000,000	1,018,240
Metro, Unlimited General Obligation
Series A
4.00%, due 6/1/26	1,305,000	1,305,435
Series A
4.00%, due 6/1/33	2,390,000	2,515,426
Multnomah & Clackamas Counties School District No. 10JT, Unlimited General Obligation
Series A, Insured: School Bond Guaranty
5.00%, due 6/15/29	2,500,000	2,642,192
Multnomah County School District No. 1, Unlimited General Obligation
Series B, Insured: School Bond Guaranty
5.00%, due 6/15/26	2,970,000	3,022,276
Insured: School Bond Guaranty
5.00%, due 6/15/37	3,000,000	3,465,921
Multnomah County School District No. 7, Unlimited General Obligation
Series A, Insured: School Bond Guaranty
5.00%, due 6/15/27	1,500,000	1,524,816
Nehalem Bay Health District, Unlimited General Obligation
Series A
5.00%, due 6/15/44	2,655,000	2,851,279
Northwest Regional Education Service District, Unlimited General Obligation
5.00%, due 6/1/34	500,000	568,706
5.00%, due 6/1/37	600,000	677,052
Oregon City School District No. 62, Unlimited General Obligation
Series B, Insured: School Bond Guaranty
5.00%, due 6/15/31	1,310,000	1,402,515

	Principal Amount	Value
Long-Term Municipal Bonds
General Obligation
Oregon Coast Community College District, Unlimited General Obligation
Insured: School Bond Guaranty
(zero coupon), due 6/15/41 (a)	$ 200,000	$ 209,492
Insured: School Bond Guaranty
(zero coupon), due 6/15/42 (a)	400,000	417,108
Insured: School Bond Guaranty
(zero coupon), due 6/15/43 (a)	275,000	285,324
Insured: School Bond Guaranty
(zero coupon), due 6/15/44 (a)	375,000	387,611
Insured: School Bond Guaranty
(zero coupon), due 6/15/45 (a)	425,000	437,686
Insured: School Bond Guaranty
5.00%, due 6/15/25	1,770,000	1,771,509
Pacific Communities Health District, Unlimited General Obligation
5.00%, due 6/1/29	1,945,000	2,001,419
5.00%, due 6/1/30	2,060,000	2,118,274
5.00%, due 6/1/31	1,000,000	1,026,314
5.00%, due 6/1/32	1,200,000	1,231,362
Polk Marion & Benton Counties School District No. 13J, Unlimited General Obligation
Insured: School Bond Guaranty
4.00%, due 2/1/28	1,515,000	1,521,578
Portland Community College District, Unlimited General Obligation
5.00%, due 6/15/38	1,250,000	1,429,415
Redmond Area Park & Recreation District, Unlimited General Obligation
5.00%, due 6/15/38	660,000	747,626
Salem-Keizer School District No. 24J, Unlimited General Obligation
Insured: School Bond Guaranty
5.00%, due 6/15/30	5,000,000	5,369,348
Series B, Insured: School Bond Guaranty
5.00%, due 6/15/32	1,135,000	1,263,060
Series B, Insured: School Bond Guaranty
5.00%, due 6/15/33	1,000,000	1,112,855
Series B, Insured: School Bond Guaranty
5.00%, due 6/15/35	2,000,000	2,212,715
Santiam Canyon School District 129J, Unlimited General Obligation
Insured: School Bond Guaranty
5.00%, due 6/15/39	1,200,000	1,293,382
Seaside School District No. 10, Unlimited General Obligation
Series B, Insured: School Bond Guaranty
5.00%, due 6/15/29	1,000,000	1,054,898
State of Oregon, Unlimited General Obligation
Series A
5.00%, due 5/1/25	750,000	750,774
State of Oregon, Article XI-M & XI-N Seismic Projects, Unlimited General Obligation
Series E
5.00%, due 6/1/39	900,000	987,788

	Principal Amount	Value
Long-Term Municipal Bonds
General Obligation
State of Oregon, Article XI-M Seismic Projects, Unlimited General Obligation
Series H
5.00%, due 6/1/30	$ 1,000,000	$ 1,035,722
State of Oregon, Article XI-M, XI-N & XI-P State Grant Programs, Unlimited General Obligation
Series D
5.00%, due 6/1/37	1,000,000	1,153,074
State of Oregon, Article XI-Q State Projects, Limited General Obligation
Series J
5.00%, due 11/1/39	1,605,000	1,840,362
State of Oregon, Article XI-Q State Projects, Unlimited General Obligation
Series A
4.00%, due 5/1/39	2,905,000	2,943,366
Series A
5.00%, due 5/1/33	2,000,000	2,289,036
Series A
5.00%, due 5/1/37	2,300,000	2,649,359
Series A
5.00%, due 5/1/44	3,000,000	3,186,034
State of Oregon, Higher Education, Unlimited General Obligation
Series O
5.00%, due 8/1/25	500,000	510,380
Series C
5.00%, due 8/1/27	1,795,000	1,795,000
Series O
5.00%, due 8/1/27	1,000,000	1,020,661
Series A
5.00%, due 8/1/28	1,000,000	1,018,774
Series L
5.00%, due 8/1/32	1,300,000	1,369,159
State of Oregon, Odot Projects, Unlimited General Obligation
Series M
5.00%, due 11/15/30	1,020,000	1,074,395
State of Oregon, Veterans Welfare, Limited General Obligation
Series I, Insured: AGM-CR
2.15%, due 12/1/34	2,000,000	1,657,954
Tillamook & Yamhill Counties School District No. 101, Unlimited General Obligation
Series B, Insured: School Bond Guaranty
5.00%, due 6/15/31	1,275,000	1,374,715
Tillamook Bay Community College District, Unlimited General Obligation
Series B, Insured: School Bond Guaranty
5.00%, due 6/15/35	1,290,000	1,471,528
Series B, Insured: School Bond Guaranty
5.00%, due 6/15/36	1,450,000	1,647,228
Tualatin Hills Park & Recreation District, Unlimited General Obligation
5.00%, due 6/1/26	2,775,000	2,819,785
Umatilla County School District No. 6R, Unlimited General Obligation
Series A, Insured: School Bond Guaranty
5.00%, due 6/15/36	1,435,000	1,642,097

	Principal Amount	Value
Long-Term Municipal Bonds
General Obligation
Umatilla County School District No. 6R, Unlimited General Obligation
Series A, Insured: School Bond Guaranty
5.00%, due 6/15/38	$ 1,010,000	$ 1,144,094
Umatilla Hospital District No. 1, Limited General Obligation
4.75%, due 6/1/43	2,390,000	2,390,138
Washington & Clackamas Counties School District No. 23J, Unlimited General Obligation
Insured: School Bond Guaranty
5.00%, due 6/15/30	2,405,000	2,539,747
Washington Clackamas & Yamhill Counties School District No. 88J, Unlimited General Obligation
Series B, Insured: School Bond Guaranty
5.00%, due 6/15/29	2,000,000	2,151,911
Washington Clackamas & Yamhill Counties School District No. 88J, Sherwood, Unlimited General Obligation
Series B, Insured: School Bond Guaranty
5.00%, due 6/15/29	2,785,000	2,930,821
Washington County School District No. 13, Unlimited General Obligation
Series A, Insured: School Bond Guaranty
(zero coupon), due 6/15/44	1,500,000	614,241
Washington County School District No. 15, Unlimited General Obligation
Insured: School Bond Guaranty
5.00%, due 6/15/37	625,000	714,215
		214,217,017
Hospital 4.2%
Oregon Health & Science University, Obligated Group, Revenue Bonds
Series B
5.00%, due 7/1/28	1,250,000	1,292,624
Series B-2
5.00%, due 7/1/46 (b)	5,500,000	6,041,944
Oregon State Facilities Authority, Legacy Health Project, Revenue Bonds
Series B
5.00%, due 6/1/30	2,255,000	2,445,911
Oregon State Facilities Authority, Samaritan Health Services, Inc. Obligated Group, Revenue Bonds
Series A
5.00%, due 10/1/40	1,685,000	1,752,649
Salem Hospital Facility Authority, Salem Health Obligated Group, Revenue Bonds
Series A
5.00%, due 5/15/30	1,130,000	1,209,320
Union County Hospital Facility Authority, Grande Ronde Hospital, Inc., Revenue Bonds
5.00%, due 7/1/28	135,000	139,563
5.00%, due 7/1/29	175,000	181,858
5.00%, due 7/1/30	200,000	208,956
5.00%, due 7/1/31	665,000	695,978
5.00%, due 7/1/32	500,000	525,697
		14,494,500

	Principal Amount	Value
Long-Term Municipal Bonds
Other Revenue 9.7%
City of Eugene, City of Eugene OR Electric Utility System, Revenue Bonds
Series A
5.00%, due 8/1/30	$ 2,250,000	$ 2,336,220
City of Portland, Sewer System, Revenue Bonds, Second Lien
Series B
5.00%, due 10/1/25	2,000,000	2,005,889
Clackamas County Housing Authority, Easton Ridge LLC, Revenue Bonds
Series A
4.00%, due 9/1/27	1,310,000	1,310,372
Matching Fund Special Purpose Securitization Corp., Revenue Bonds
Series A
5.00%, due 10/1/39	3,630,000	3,778,157
Metro, Oregon Convention Center Hotel Project, Revenue Bonds
5.00%, due 6/15/31	750,000	785,899
Oregon State Business Development Commission, Intel Corp. Project, Revenue Bonds
Series 232
3.80%, due 12/1/40 (b)	3,000,000	3,040,464
Oregon State Lottery, Revenue Bonds
Series A
5.00%, due 4/1/33	1,000,000	1,087,266
Series A
5.00%, due 4/1/35	1,500,000	1,713,942
Series A, Insured: Moral Obligation
5.00%, due 4/1/41	1,300,000	1,477,835
Puerto Rico Sales Tax Financing Corp., Revenue Bonds
Series A-2
4.329%, due 7/1/40	4,212,000	4,189,338
Series A-1
4.55%, due 7/1/40	1,238,000	1,239,716
Tri-County Metropolitan Transportation District of Oregon, Payroll Tax, Revenue Bonds, Senior Lien
Series A
5.00%, due 9/1/30	3,975,000	4,144,383
Warm Springs Reservation Confederated Tribe, Pelton-Round Butte Project, Revenue Bonds (c)
Series B
5.00%, due 11/1/32	1,000,000	1,079,839
Series B
5.00%, due 11/1/33	1,000,000	1,081,353
Series B
5.00%, due 11/1/34	1,200,000	1,303,445
Series B
5.00%, due 11/1/36	500,000	541,204
Series B
5.00%, due 11/1/39	2,760,000	2,954,517
		34,069,839

	Principal Amount	Value
Long-Term Municipal Bonds
Transportation 10.9%
Port of Portland, Airport, Revenue Bonds
Series 33
5.00%, due 7/1/28	$ 1,000,000	$ 1,014,863
Series 33
5.00%, due 7/1/29	1,390,000	1,409,352
Series 27-A
5.00%, due 7/1/35 (d)	4,290,000	4,577,008
Series 30-A
5.25%, due 7/1/44 (d)	8,000,000	8,743,040
State of Oregon, Department of Transportation, Revenue Bonds
Series A
5.00%, due 11/15/28	5,000,000	5,028,595
State of Oregon, Department of Transportation, Revenue Bonds, Senior Lien
Series A
5.00%, due 11/15/26	1,040,000	1,045,675
State of Oregon, Department of Transportation, Revenue Bonds, Sub. Lien
Series A
5.00%, due 11/15/37	900,000	998,690
Series A
5.00%, due 11/15/39	7,385,000	8,402,847
Series A
5.00%, due 11/15/41	1,355,000	1,522,558
Tri-County Metropolitan Transportation District of Oregon, Revenue Bonds
Series A
5.00%, due 10/1/30	2,000,000	2,116,867
Series A
5.00%, due 10/1/31	3,000,000	3,175,613
		38,035,108
Water & Sewer 12.8%
City of Beaverton, Water, Revenue Bonds
5.00%, due 4/1/36	1,760,000	1,942,842
5.00%, due 4/1/37	1,850,000	2,038,459
5.00%, due 4/1/41	2,175,000	2,482,186
5.00%, due 4/1/42	2,285,000	2,596,502
City of Portland, Sewer System, Revenue Bonds, Second Lien
Series A
4.00%, due 3/1/34	5,000,000	5,192,835
Series A
4.50%, due 5/1/31	5,405,000	5,519,641
Series A
5.00%, due 12/1/42	2,195,000	2,454,219
Series A
5.00%, due 12/1/43	1,040,000	1,157,614
City of Portland, Water System, Revenue Bonds, First Lien
Series A
4.00%, due 4/1/35	1,000,000	1,048,201

	Principal Amount	Value
Long-Term Municipal Bonds
Water & Sewer
City of Portland, Water System, Revenue Bonds, First Lien
Series A
5.00%, due 5/1/27	$ 3,230,000	$ 3,243,259
City of Portland, Water System, Revenue Bonds, Second Lien
Series A
5.00%, due 5/1/35	2,230,000	2,446,630
Series A
5.00%, due 5/1/35	1,740,000	1,901,951
Series A
5.00%, due 5/1/35	3,580,000	4,189,760
Tualatin Valley Water District, Revenue Bonds
5.00%, due 6/1/38	1,000,000	1,149,076
5.00%, due 6/1/43	3,450,000	3,892,590
5.00%, due 6/1/45	3,265,000	3,610,189
		44,865,954
Total Municipal Bonds (Cost $347,402,060)		346,852,632

	Shares
Short-Term Investment 1.2%
Unaffiliated Investment Company 1.2%
BlackRock Liquidity Funds MuniCash, 3.492% (e)	4,358,771	4,359,207
Total Short-Term Investment (Cost $4,359,207)		4,359,207
Total Investments (Cost $351,761,267)	100.4%	351,211,839
Other Assets, Less Liabilities	(0.4)	(1,523,685)
Net Assets	100.0%	$ 349,688,154

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	Step coupon—Rate shown was the rate in effect as of July 31, 2024.
(b)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of July 31, 2024.
(c)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(d)	Interest on these securities was subject to alternative minimum tax.
(e)	Current yield as of July 31, 2024.

Abbreviation(s):
AGM—Assured Guaranty Municipal Corp.
BAM—Build America Mutual Assurance Co.
CR—Custodial Receipts

The following is a summary of the fair valuations according to the inputs used as of July 31, 2024, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Municipal Bonds
Long-Term Municipal Bonds	$ —	$ 346,852,632	$ —	$ 346,852,632
Short-Term Investment
Unaffiliated Investment Company	4,359,207	—	—	4,359,207
Total Investments in Securities	$ 4,359,207	$ 346,852,632	$ —	$ 351,211,839

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

NYLI MacKay Short Duration High Income Fund
Portfolio of Investments July 31, 2024†^(Unaudited)
	Principal Amount	Value
Long-Term Bonds 94.0%
Convertible Bonds 0.8%
Energy-Alternate Sources 0.3%
NextEra Energy Partners LP (a)
(zero coupon), due 11/15/25	$ 3,000,000	$ 2,751,750
2.50%, due 6/15/26	5,750,000	5,311,013
		8,062,763
Media 0.4%
Cable One, Inc.
(zero coupon), due 3/15/26	6,750,000	6,041,250
1.125%, due 3/15/28	5,065,000	3,834,712
		9,875,962
Oil & Gas 0.1%
Gulfport Energy Operating Corp.
10.00% (10.00% Cash or 15.00% PIK), due 12/29/49 (b)(c)	269,000	2,828,536
Total Convertible Bonds (Cost $18,289,047)		20,767,261
Corporate Bonds 77.8%
Advertising 0.6%
Lamar Media Corp.
3.75%, due 2/15/28	5,500,000	5,180,374
4.00%, due 2/15/30	1,000,000	922,350
4.875%, due 1/15/29	9,000,000	8,736,765
		14,839,489
Aerospace & Defense 2.9%
AAR Escrow Issuer LLC
6.75%, due 3/15/29 (a)	1,700,000	1,737,720
F-Brasile SpA
Series XR
7.375%, due 8/15/26 (a)	3,400,000	3,379,660
TransDigm, Inc.
4.625%, due 1/15/29	4,000,000	3,782,791
5.50%, due 11/15/27	13,000,000	12,836,879
6.375%, due 3/1/29 (a)	24,000,000	24,446,414
6.75%, due 8/15/28 (a)	25,485,000	25,974,873
		72,158,337
Airlines 0.5%
American Airlines, Inc.
5.50%, due 4/20/26 (a)	875,000	869,141
Delta Air Lines, Inc.
4.50%, due 10/20/25 (a)	833,750	829,663
7.00%, due 5/1/25 (a)	4,375,000	4,412,650
7.375%, due 1/15/26	1,500,000	1,532,692

	Principal Amount	Value
Corporate Bonds
Airlines
Mileage Plus Holdings LLC
6.50%, due 6/20/27 (a)	$ 4,500,000	$ 4,539,987
		12,184,133
Auto Manufacturers 1.0%
Ford Motor Credit Co. LLC
2.30%, due 2/10/25	5,000,000	4,906,940
3.375%, due 11/13/25	1,000,000	975,048
3.664%, due 9/8/24	1,150,000	1,147,037
4.389%, due 1/8/26	3,000,000	2,955,963
5.125%, due 6/16/25	2,000,000	1,990,319
6.80%, due 5/12/28	2,010,000	2,096,397
6.95%, due 3/6/26	5,000,000	5,108,573
6.95%, due 6/10/26	1,500,000	1,540,600
7.35%, due 11/4/27	2,000,000	2,106,973
PM General Purchaser LLC
9.50%, due 10/1/28 (a)	1,930,000	1,981,716
		24,809,566
Auto Parts & Equipment 2.3%
Adient Global Holdings Ltd. (a)
4.875%, due 8/15/26	4,000,000	3,925,833
7.00%, due 4/15/28	650,000	664,395
IHO Verwaltungs GmbH (a)(c)
4.75% (4.75% Cash or 5.50% PIK), due 9/15/26	13,160,000	12,831,578
6.00% (6.00% Cash or 6.75% PIK), due 5/15/27	21,630,000	21,457,717
Phinia, Inc.
6.75%, due 4/15/29 (a)	5,100,000	5,202,046
Tenneco, Inc.
8.00%, due 11/17/28 (a)	6,000,000	5,445,370
ZF North America Capital, Inc.
6.875%, due 4/14/28 (a)	8,350,000	8,558,508
		58,085,447
Building Materials 0.8%
James Hardie International Finance DAC
5.00%, due 1/15/28 (a)	10,987,000	10,592,522
Summit Materials LLC (a)
5.25%, due 1/15/29	5,045,000	4,932,025
6.50%, due 3/15/27	5,705,000	5,712,131
		21,236,678
Chemicals 2.1%
ASP Unifrax Holdings, Inc.
5.25%, due 9/30/28 (a)	2,800,000	1,498,000
Avient Corp.
5.75%, due 5/15/25 (a)	9,500,000	9,477,272
GPD Cos., Inc.
10.125%, due 4/1/26 (a)	8,900,000	8,300,744

	Principal Amount	Value
Corporate Bonds
Chemicals
NOVA Chemicals Corp. (a)
5.25%, due 6/1/27	$ 6,125,000	$ 5,977,362
8.50%, due 11/15/28	5,935,000	6,298,977
9.00%, due 2/15/30	3,435,000	3,631,418
Olympus Water US Holding Corp. (a)
7.125%, due 10/1/27	2,356,000	2,371,894
9.75%, due 11/15/28	6,800,000	7,226,149
SCIH Salt Holdings, Inc.
4.875%, due 5/1/28 (a)	2,000,000	1,864,556
SCIL IV LLC
5.375%, due 11/1/26 (a)	6,500,000	6,350,977
SK Invictus Intermediate II SARL
5.00%, due 10/30/29 (a)	1,050,000	978,167
		53,975,516
Coal 0.4%
Alliance Resource Operating Partners LP
8.625%, due 6/15/29 (a)	3,815,000	4,010,790
Coronado Finance Pty. Ltd.
10.75%, due 5/15/26 (a)	5,666,000	5,870,680
		9,881,470
Commercial Services 3.1%
Alta Equipment Group, Inc.
9.00%, due 6/1/29 (a)	3,000,000	2,842,868
AMN Healthcare, Inc.
4.625%, due 10/1/27 (a)	2,500,000	2,401,544
GEO Group, Inc. (The)
8.625%, due 4/15/29	2,560,000	2,665,502
Graham Holdings Co.
5.75%, due 6/1/26 (a)	16,114,000	16,021,147
Herc Holdings, Inc. (a)
5.50%, due 7/15/27	4,000,000	3,966,984
6.625%, due 6/15/29	2,910,000	2,971,147
Korn Ferry
4.625%, due 12/15/27 (a)	5,905,000	5,690,938
NESCO Holdings II, Inc.
5.50%, due 4/15/29 (a)	3,500,000	3,257,569
Service Corp. International
7.50%, due 4/1/27	3,150,000	3,264,553
TriNet Group, Inc.
3.50%, due 3/1/29 (a)	5,000,000	4,530,668
United Rentals North America, Inc.
3.875%, due 11/15/27	875,000	834,554
4.875%, due 1/15/28	3,450,000	3,374,165
Williams Scotsman, Inc. (a)
4.625%, due 8/15/28	11,750,000	11,181,267

	Principal Amount	Value
Corporate Bonds
Commercial Services
Williams Scotsman, Inc. (a)
6.125%, due 6/15/25	$ 8,884,000	$ 8,888,620
6.625%, due 6/15/29	6,000,000	6,109,737
		78,001,263
Computers 0.2%
Gartner, Inc.
4.50%, due 7/1/28 (a)	5,500,000	5,339,855
Cosmetics & Personal Care 1.1%
Edgewell Personal Care Co.
5.50%, due 6/1/28 (a)	12,700,000	12,449,614
Prestige Brands, Inc.
5.125%, due 1/15/28 (a)	16,500,000	16,131,693
		28,581,307
Distribution & Wholesale 0.6%
Gates Corp.
6.875%, due 7/1/29 (a)	1,500,000	1,527,392
G-III Apparel Group Ltd.
7.875%, due 8/15/25 (a)	4,765,000	4,769,903
H&E Equipment Services, Inc.
3.875%, due 12/15/28 (a)	4,700,000	4,294,566
Ritchie Bros Holdings, Inc.
6.75%, due 3/15/28 (a)	3,350,000	3,420,418
		14,012,279
Diversified Financial Services 1.1%
AG Issuer LLC
6.25%, due 3/1/28 (a)	2,750,000	2,635,539
AG TTMT Escrow Issuer LLC
8.625%, due 9/30/27 (a)	9,500,000	9,699,871
Cantor Fitzgerald LP
7.20%, due 12/12/28 (a)	2,000,000	2,104,299
Enact Holdings, Inc.
6.25%, due 5/28/29	5,000,000	5,089,824
Jefferies Finance LLC
5.00%, due 8/15/28 (a)	3,690,000	3,427,147
LPL Holdings, Inc.
4.625%, due 11/15/27 (a)	1,350,000	1,318,664
PennyMac Financial Services, Inc.
4.25%, due 2/15/29 (a)	2,000,000	1,854,087
Radian Group, Inc.
4.875%, due 3/15/27	1,000,000	988,926
		27,118,357

	Principal Amount	Value
Corporate Bonds
Electric 1.8%
Clearway Energy Operating LLC
4.75%, due 3/15/28 (a)	$ 10,000,000	$ 9,599,442
DPL, Inc.
4.125%, due 7/1/25	3,650,000	3,566,351
NextEra Energy Operating Partners LP (a)
3.875%, due 10/15/26	3,500,000	3,358,793
4.50%, due 9/15/27	4,200,000	4,021,702
NRG Energy, Inc.
6.625%, due 1/15/27	3,500,000	3,497,492
PG&E Corp.
5.00%, due 7/1/28	6,500,000	6,340,146
TransAlta Corp.
7.75%, due 11/15/29	1,250,000	1,311,440
Vistra Corp.
8.00% (5 Year Treasury Constant Maturity Rate + 6.93%), due 10/15/26 (a)(d)(e)	4,500,000	4,606,340
Vistra Operations Co. LLC
5.625%, due 2/15/27 (a)	9,250,000	9,178,941
		45,480,647
Electrical Components & Equipment 0.6%
EnerSys
4.375%, due 12/15/27 (a)	6,385,000	6,128,330
WESCO Distribution, Inc. (a)
6.375%, due 3/15/29	5,500,000	5,571,142
7.25%, due 6/15/28	2,125,000	2,177,576
		13,877,048
Electronics 0.1%
Sensata Technologies BV
4.00%, due 4/15/29 (a)	3,500,000	3,243,368
Engineering & Construction 0.1%
Weekley Homes LLC
4.875%, due 9/15/28 (a)	1,750,000	1,666,047
Entertainment 3.6%
Affinity Interactive
6.875%, due 12/15/27 (a)	1,350,000	1,177,088
Boyne USA, Inc.
4.75%, due 5/15/29 (a)	3,500,000	3,314,602
Churchill Downs, Inc. (a)
4.75%, due 1/15/28	10,995,000	10,615,605
5.50%, due 4/1/27	23,210,000	22,935,089
International Game Technology plc (a)
4.125%, due 4/15/26	9,950,000	9,755,597
6.25%, due 1/15/27	1,630,000	1,645,474
6.50%, due 2/15/25	963,000	963,742

	Principal Amount	Value
Corporate Bonds
Entertainment
Jacobs Entertainment, Inc. (a)
6.75%, due 2/15/29	$ 500,000	$ 467,419
6.75%, due 2/15/29	1,485,000	1,374,440
Light & Wonder International, Inc.
7.00%, due 5/15/28 (a)	6,500,000	6,547,833
Live Nation Entertainment, Inc. (a)
3.75%, due 1/15/28	3,250,000	3,055,770
4.75%, due 10/15/27	7,900,000	7,660,075
6.50%, due 5/15/27	15,150,000	15,330,581
Merlin Entertainments Ltd.
5.75%, due 6/15/26 (a)	5,665,000	5,616,344
		90,459,659
Food 1.1%
B&G Foods, Inc.
5.25%, due 4/1/25	1,754,000	1,740,987
8.00%, due 9/15/28 (a)	4,925,000	5,021,793
Chobani LLC (a)
4.625%, due 11/15/28	1,500,000	1,431,357
7.625%, due 7/1/29	1,500,000	1,554,689
Land O'Lakes Capital Trust I
7.45%, due 3/15/28 (a)	2,605,000	2,529,188
Simmons Foods, Inc.
4.625%, due 3/1/29 (a)	11,825,000	10,641,133
United Natural Foods, Inc.
6.75%, due 10/15/28 (a)	5,000,000	4,567,644
		27,486,791
Food Service 0.2%
Aramark Services, Inc.
5.00%, due 2/1/28 (a)	6,000,000	5,860,319
Forest Products & Paper 1.1%
Mercer International, Inc.
5.125%, due 2/1/29	3,000,000	2,542,644
5.50%, due 1/15/26	15,475,000	15,080,463
12.875%, due 10/1/28 (a)	7,425,000	7,912,020
Smurfit Kappa Treasury Funding DAC
7.50%, due 11/20/25	1,000,000	1,029,210
		26,564,337
Gas 0.2%
AmeriGas Partners LP
5.75%, due 5/20/27	4,000,000	3,870,636
5.875%, due 8/20/26	1,000,000	985,035
		4,855,671

	Principal Amount	Value
Corporate Bonds
Hand & Machine Tools 0.4%
Regal Rexnord Corp.
6.05%, due 2/15/26	$ 2,875,000	$ 2,897,336
6.05%, due 4/15/28	3,720,000	3,812,083
Werner FinCo. LP
11.50%, due 6/15/28 (a)	3,000,000	3,258,744
		9,968,163
Healthcare-Products 1.2%
Bausch + Lomb Corp.
8.375%, due 10/1/28 (a)	6,720,000	6,904,268
Hologic, Inc. (a)
3.25%, due 2/15/29	500,000	455,842
4.625%, due 2/1/28	5,800,000	5,614,999
Teleflex, Inc.
4.25%, due 6/1/28 (a)	7,250,000	6,886,893
4.625%, due 11/15/27	2,000,000	1,945,020
Varex Imaging Corp.
7.875%, due 10/15/27 (a)	9,150,000	9,286,390
		31,093,412
Healthcare-Services 2.1%
Acadia Healthcare Co., Inc.
5.50%, due 7/1/28 (a)	7,000,000	6,865,727
Catalent Pharma Solutions, Inc.
5.00%, due 7/15/27 (a)	5,216,000	5,179,865
Encompass Health Corp.
4.50%, due 2/1/28	7,000,000	6,767,490
5.75%, due 9/15/25	4,335,000	4,329,159
HCA, Inc.
5.375%, due 2/1/25	13,100,000	13,075,442
5.875%, due 2/15/26	2,000,000	2,012,492
7.58%, due 9/15/25	5,623,000	5,753,555
IQVIA, Inc.
5.00%, due 10/15/26 (a)	5,515,000	5,433,940
5.70%, due 5/15/28	3,000,000	3,068,280
		52,485,950
Holding Companies-Diversified 0.5%
Benteler International AG
10.50%, due 5/15/28 (a)	11,500,000	12,230,227
Home Builders 1.2%
Century Communities, Inc.
6.75%, due 6/1/27	5,000,000	5,028,585
Installed Building Products, Inc.
5.75%, due 2/1/28 (a)	6,000,000	5,915,641
M/I Homes, Inc.
4.95%, due 2/1/28	1,900,000	1,854,545

	Principal Amount	Value
Corporate Bonds
Home Builders
Meritage Homes Corp.
5.125%, due 6/6/27	$ 1,500,000	$ 1,499,932
Shea Homes LP
4.75%, due 2/15/28	2,310,000	2,212,949
STL Holding Co. LLC
8.75%, due 2/15/29 (a)	4,085,000	4,252,925
Winnebago Industries, Inc.
6.25%, due 7/15/28 (a)	8,590,000	8,515,722
		29,280,299
Household Products & Wares 0.4%
Central Garden & Pet Co.
5.125%, due 2/1/28	9,555,000	9,317,138
Housewares 0.2%
Newell Brands, Inc.
4.875%, due 6/1/25	1,750,000	1,740,597
Scotts Miracle-Gro Co. (The)
4.50%, due 10/15/29	500,000	465,116
5.25%, due 12/15/26	1,650,000	1,631,342
		3,837,055
Insurance 0.3%
MGIC Investment Corp.
5.25%, due 8/15/28	3,516,000	3,471,192
NMI Holdings, Inc.
6.00%, due 8/15/29	5,000,000	5,034,742
		8,505,934
Internet 1.5%
Cars.com, Inc.
6.375%, due 11/1/28 (a)	7,925,000	7,790,530
Gen Digital, Inc. (a)
5.00%, due 4/15/25	7,175,000	7,130,999
6.75%, due 9/30/27	6,500,000	6,611,306
Go Daddy Operating Co. LLC (a)
3.50%, due 3/1/29	1,000,000	909,226
5.25%, due 12/1/27	8,000,000	7,875,873
Match Group Holdings II LLC
5.00%, due 12/15/27 (a)	1,500,000	1,458,696
Netflix, Inc.
5.875%, due 2/15/25	665,000	667,739
Uber Technologies, Inc. (a)
6.25%, due 1/15/28	1,800,000	1,815,887
7.50%, due 9/15/27	4,500,000	4,584,690
		38,844,946

	Principal Amount	Value
Corporate Bonds
Investment Companies 0.0% ‡
Compass Group Diversified Holdings LLC
5.25%, due 4/15/29 (a)	$ 1,000,000	$ 958,156
Iron & Steel 2.0%
Allegheny Ludlum LLC
6.95%, due 12/15/25	2,430,000	2,465,908
Big River Steel LLC
6.625%, due 1/31/29 (a)	21,657,000	21,700,834
Mineral Resources Ltd. (a)
8.00%, due 11/1/27	3,010,000	3,089,302
8.125%, due 5/1/27	11,400,000	11,552,863
9.25%, due 10/1/28	11,940,000	12,697,756
		51,506,663
Leisure Time 2.2%
Acushnet Co.
7.375%, due 10/15/28 (a)	1,500,000	1,564,068
Carnival Corp. (a)
4.00%, due 8/1/28	7,000,000	6,623,109
5.75%, due 3/1/27	10,560,000	10,507,351
7.625%, due 3/1/26	9,660,000	9,753,451
Carnival Holdings Bermuda Ltd.
10.375%, due 5/1/28 (a)	15,785,000	17,064,240
Royal Caribbean Cruises Ltd.
9.25%, due 1/15/29 (a)	9,525,000	10,181,339
		55,693,558
Lodging 1.8%
Boyd Gaming Corp.
4.75%, due 12/1/27	18,270,000	17,755,944
Genting New York LLC
3.30%, due 2/15/26 (a)	1,000,000	962,993
Hilton Domestic Operating Co., Inc. (a)
5.375%, due 5/1/25	5,590,000	5,573,766
5.75%, due 5/1/28	2,000,000	1,997,899
5.875%, due 4/1/29	9,000,000	9,069,938
Hilton Worldwide Finance LLC
4.875%, due 4/1/27	3,035,000	2,994,837
Marriott International, Inc.
Series EE
5.75%, due 5/1/25	932,000	935,075
Station Casinos LLC
4.50%, due 2/15/28 (a)	5,000,000	4,745,342
		44,035,794
Machinery—Construction & Mining 0.5%
Terex Corp.
5.00%, due 5/15/29 (a)	1,500,000	1,441,549

	Principal Amount	Value
Corporate Bonds
Machinery—Construction & Mining
Vertiv Group Corp.
4.125%, due 11/15/28 (a)	$ 11,000,000	$ 10,421,793
		11,863,342
Machinery-Diversified 0.7%
Briggs & Stratton Corp. Escrow Claim Shares
6.875%, due 12/15/20 (f)(g)(h)	3,425,000	—
Maxim Crane Works Holdings Capital LLC
11.50%, due 9/1/28 (a)	2,500,000	2,571,698
TK Elevator U.S. Newco, Inc.
5.25%, due 7/15/27 (a)	15,413,000	15,113,307
		17,685,005
Media 4.6%
Block Communications, Inc.
4.875%, due 3/1/28 (a)	1,500,000	1,370,393
CCO Holdings LLC (a)
5.00%, due 2/1/28	19,795,000	18,845,273
5.125%, due 5/1/27	1,500,000	1,456,897
5.375%, due 6/1/29	6,500,000	6,076,586
5.50%, due 5/1/26	13,485,000	13,412,925
6.375%, due 9/1/29	1,500,000	1,460,497
CSC Holdings LLC (a)
5.50%, due 4/15/27	2,000,000	1,672,063
6.50%, due 2/1/29	3,000,000	2,310,442
11.25%, due 5/15/28	5,170,000	4,674,081
11.75%, due 1/31/29	3,095,000	2,797,847
Directv Financing LLC
5.875%, due 8/15/27 (a)	19,000,000	18,296,083
Gray Television, Inc.
10.50%, due 7/15/29 (a)	3,950,000	4,121,852
LCPR Senior Secured Financing DAC
6.75%, due 10/15/27 (a)	19,100,000	17,800,116
Scripps Escrow II, Inc.
3.875%, due 1/15/29 (a)	3,495,000	2,273,713
Sirius XM Radio, Inc. (a)
4.00%, due 7/15/28	3,000,000	2,753,260
5.00%, due 8/1/27	3,000,000	2,902,899
Sterling Entertainment Enterprises LLC
10.25%, due 1/15/25 (b)(f)(h)	3,000,000	2,584,500
Sunrise HoldCo IV BV
5.50%, due 1/15/28 (a)	1,800,000	1,758,971
Videotron Ltd.
5.125%, due 4/15/27 (a)	3,500,000	3,479,186
Virgin Media Secured Finance plc
5.50%, due 5/15/29 (a)	2,000,000	1,862,703

	Principal Amount	Value
Corporate Bonds
Media
Virgin Media Vendor Financing Notes IV DAC
5.00%, due 7/15/28 (a)	$ 4,009,000	$ 3,755,786
		115,666,073
Metal Fabricate & Hardware 0.1%
Advanced Drainage Systems, Inc.
5.00%, due 9/30/27 (a)	2,500,000	2,448,390
Mining 2.0%
Alcoa Nederland Holding BV (a)
5.50%, due 12/15/27	2,000,000	1,972,071
6.125%, due 5/15/28	3,950,000	3,956,217
Century Aluminum Co.
7.50%, due 4/1/28 (a)	8,675,000	8,803,676
Compass Minerals International, Inc.
6.75%, due 12/1/27 (a)	2,000,000	1,967,696
Constellium SE
5.875%, due 2/15/26 (a)	2,950,000	2,946,612
Eldorado Gold Corp.
6.25%, due 9/1/29 (a)	5,375,000	5,228,171
First Quantum Minerals Ltd. (a)
6.875%, due 10/15/27	4,500,000	4,424,706
9.375%, due 3/1/29	10,375,000	10,911,875
IAMGOLD Corp.
5.75%, due 10/15/28 (a)	9,291,000	8,932,753
Novelis Corp.
3.25%, due 11/15/26 (a)	1,000,000	951,390
		50,095,167
Miscellaneous—Manufacturing 2.0%
Amsted Industries, Inc.
5.625%, due 7/1/27 (a)	13,000,000	12,790,955
Calderys Financing II LLC
11.75% (11.75% Cash or 12.50% PIK), due 6/1/28 (a)(c)	3,000,000	2,977,500
Calderys Financing LLC
11.25%, due 6/1/28 (a)	4,485,000	4,796,650
EnPro, Inc.
5.75%, due 10/15/26	9,334,000	9,287,330
Hillenbrand, Inc.
5.00%, due 9/15/26 (i)	6,080,000	6,001,933
6.25%, due 2/15/29	2,885,000	2,920,807
LSB Industries, Inc.
6.25%, due 10/15/28 (a)	5,000,000	4,862,843
Trinity Industries, Inc.
7.75%, due 7/15/28 (a)	6,750,000	7,043,935
		50,681,953

	Principal Amount	Value
Corporate Bonds
Oil & Gas 6.7%
Ascent Resources Utica Holdings LLC (a)
7.00%, due 11/1/26	$ 3,900,000	$ 3,904,317
9.00%, due 11/1/27	1,556,000	1,914,599
California Resources Corp.
7.125%, due 2/1/26 (a)	4,520,000	4,529,955
Chevron USA, Inc.
3.90%, due 11/15/24	4,550,000	4,528,119
Chord Energy Corp.
6.375%, due 6/1/26 (a)	3,280,000	3,294,986
Civitas Resources, Inc.
5.00%, due 10/15/26 (a)	1,900,000	1,858,291
Comstock Resources, Inc. (a)
6.75%, due 3/1/29	2,000,000	1,937,759
6.75%, due 3/1/29	3,500,000	3,381,874
Encino Acquisition Partners Holdings LLC
8.50%, due 5/1/28 (a)	8,800,000	9,025,907
Gulfport Energy Corp.
8.00%, due 5/17/26	94,221	95,486
8.00%, due 5/17/26 (a)	4,510,560	4,571,105
HF Sinclair Corp.
6.375%, due 4/15/27 (a)	3,538,000	3,575,545
Hilcorp Energy I LP (a)
5.75%, due 2/1/29	3,500,000	3,441,346
6.25%, due 11/1/28	1,850,000	1,849,527
Matador Resources Co.
5.875%, due 9/15/26	13,500,000	13,494,456
6.875%, due 4/15/28 (a)	1,500,000	1,529,619
Moss Creek Resources Holdings, Inc.
7.50%, due 1/15/26 (a)	5,711,000	5,705,859
Murphy Oil Corp.
5.875%, due 12/1/27	3,500,000	3,498,761
Occidental Petroleum Corp.
5.50%, due 12/1/25	2,000,000	2,003,636
5.55%, due 3/15/26	1,000,000	1,002,987
5.875%, due 9/1/25	3,160,000	3,172,845
Parkland Corp.
5.875%, due 7/15/27 (a)	15,940,000	15,886,070
Permian Resources Operating LLC (a)
5.375%, due 1/15/26	8,100,000	8,085,851
7.75%, due 2/15/26	4,000,000	4,049,728
Range Resources Corp.
4.875%, due 5/15/25	3,900,000	3,874,640
SM Energy Co.
6.625%, due 1/15/27	1,750,000	1,752,035
6.75%, due 9/15/26	7,270,000	7,277,824
6.75%, due 8/1/29 (a)	3,750,000	3,774,859
Southwestern Energy Co.
5.70%, due 1/23/25 (i)	2,199,000	2,190,010

	Principal Amount	Value
Corporate Bonds
Oil & Gas
Sunoco LP
6.00%, due 4/15/27	$ 1,500,000	$ 1,496,948
Talos Production, Inc.
9.00%, due 2/1/29 (a)	9,750,000	10,273,251
Transocean Aquila Ltd.
8.00%, due 9/30/28 (a)	6,500,000	6,623,077
Transocean Poseidon Ltd.
6.875%, due 2/1/27 (a)	9,622,125	9,594,240
Transocean Titan Financing Ltd.
8.375%, due 2/1/28 (a)	7,445,000	7,742,891
Viper Energy, Inc.
5.375%, due 11/1/27 (a)	2,750,000	2,706,207
Vital Energy, Inc.
7.75%, due 7/31/29 (a)	5,500,000	5,562,040
		169,206,650
Oil & Gas Services 0.7%
Bristow Group, Inc.
6.875%, due 3/1/28 (a)	10,500,000	10,404,968
Nine Energy Service, Inc.
13.00%, due 2/1/28	4,500,000	3,588,685
Oceaneering International, Inc.
6.00%, due 2/1/28	3,000,000	2,987,435
Weatherford International Ltd.
8.625%, due 4/30/30 (a)	500,000	520,462
		17,501,550
Packaging & Containers 0.4%
Cascades USA, Inc.
5.125%, due 1/15/26 (a)	4,831,000	4,770,053
Owens-Brockway Glass Container, Inc.
6.625%, due 5/13/27 (a)	1,000,000	1,000,975
Sealed Air Corp.
6.125%, due 2/1/28 (a)	2,935,000	2,955,287
TriMas Corp.
4.125%, due 4/15/29 (a)	1,000,000	923,403
		9,649,718
Pharmaceuticals 1.6%
1375209 BC Ltd.
9.00%, due 1/30/28 (a)	3,400,000	3,223,400
Bausch Health Cos., Inc.
11.00%, due 9/30/28 (a)	9,000,000	8,419,500
Endo DAC Escrow Claim Shares
(zero coupon), due 10/15/24 (f)(g)	13,150,000	—
Jazz Securities DAC
4.375%, due 1/15/29 (a)	9,300,000	8,734,173
Organon & Co.
4.125%, due 4/30/28 (a)	20,850,000	19,588,982

	Principal Amount	Value
Corporate Bonds
Pharmaceuticals
Par Pharmaceutical, Inc. Escrow Claim Shares
(zero coupon), due 4/1/27 (f)(g)	$ 1,990,000	$ —
		39,966,055
Pipelines 5.9%
Antero Midstream Partners LP (a)
5.75%, due 3/1/27	9,670,000	9,646,442
5.75%, due 1/15/28	1,135,000	1,127,367
Buckeye Partners LP
6.875%, due 7/1/29 (a)	7,000,000	7,111,391
EnLink Midstream LLC
5.625%, due 1/15/28 (a)	3,700,000	3,712,724
EQM Midstream Partners LP
4.125%, due 12/1/26	1,000,000	976,243
6.00%, due 7/1/25 (a)	2,195,000	2,194,449
FTAI Infra Escrow Holdings LLC
10.50%, due 6/1/27 (a)	8,110,000	8,702,054
Genesis Energy LP
7.75%, due 2/1/28	1,250,000	1,268,446
8.00%, due 1/15/27	10,000,000	10,225,274
8.25%, due 1/15/29	2,950,000	3,069,106
Harvest Midstream I LP
7.50%, due 9/1/28 (a)	3,000,000	3,070,050
Hess Midstream Operations LP (a)
5.625%, due 2/15/26	8,434,000	8,387,492
6.50%, due 6/1/29	7,000,000	7,136,674
ITT Holdings LLC
6.50%, due 8/1/29 (a)	1,750,000	1,642,096
New Fortress Energy, Inc. (a)
6.50%, due 9/30/26	9,300,000	8,647,558
6.75%, due 9/15/25	1,210,000	1,189,560
8.75%, due 3/15/29	2,000,000	1,813,518
NuStar Logistics LP
5.75%, due 10/1/25	1,500,000	1,500,188
6.00%, due 6/1/26	4,200,000	4,204,390
Plains All American Pipeline LP
Series B
9.694% (3 Month SOFR + 4.372%), due 8/30/24 (d)(e)	18,663,000	18,608,463
Rockies Express Pipeline LLC
3.60%, due 5/15/25 (a)	3,805,000	3,730,163
Summit Midstream Holdings LLC
8.625%, due 10/31/29 (a)	1,525,000	1,559,104
Tallgrass Energy Partners LP (a)
5.50%, due 1/15/28	4,000,000	3,859,403
6.00%, due 3/1/27	7,000,000	6,949,603
7.375%, due 2/15/29	8,230,000	8,337,948
TransMontaigne Partners LP
6.125%, due 2/15/26	4,600,000	4,525,091

	Principal Amount	Value
Corporate Bonds
Pipelines
Venture Global LNG, Inc. (a)
8.125%, due 6/1/28	$ 9,580,000	$ 9,976,969
9.50%, due 2/1/29	1,895,000	2,108,167
Western Midstream Operating LP
4.65%, due 7/1/26	4,315,000	4,268,744
		149,548,677
Real Estate Investment Trusts 3.1%
GLP Capital LP
5.25%, due 6/1/25	2,500,000	2,486,901
5.375%, due 4/15/26	700,000	698,753
Iron Mountain, Inc. (a)
4.875%, due 9/15/27	6,500,000	6,346,957
5.00%, due 7/15/28	2,000,000	1,938,790
5.25%, due 3/15/28	3,000,000	2,939,300
MPT Operating Partnership LP
5.00%, due 10/15/27	15,250,000	12,503,465
5.25%, due 8/1/26	14,500,000	13,024,294
RHP Hotel Properties LP
4.50%, due 2/15/29 (a)	2,500,000	2,368,446
4.75%, due 10/15/27	16,300,000	15,824,425
7.25%, due 7/15/28 (a)	2,970,000	3,066,587
SBA Communications Corp.
3.875%, due 2/15/27	2,000,000	1,925,597
VICI Properties LP (a)
3.50%, due 2/15/25	9,615,000	9,480,189
4.625%, due 6/15/25	2,985,000	2,955,313
Vornado Realty LP
3.50%, due 1/15/25	2,500,000	2,472,707
		78,031,724
Retail 4.5%
1011778 B.C. Unlimited Liability Co. (a)
3.875%, due 1/15/28	15,500,000	14,573,381
6.125%, due 6/15/29	6,500,000	6,566,378
Asbury Automotive Group, Inc.
4.50%, due 3/1/28	14,605,000	13,967,923
Beacon Roofing Supply, Inc.
4.125%, due 5/15/29 (a)	2,000,000	1,836,942
CEC Entertainment LLC
6.75%, due 5/1/26 (a)	3,830,000	3,825,476
Dave & Buster's, Inc.
7.625%, due 11/1/25 (a)	2,160,000	2,166,592
Group 1 Automotive, Inc.
4.00%, due 8/15/28 (a)	3,000,000	2,796,644
Ken Garff Automotive LLC
4.875%, due 9/15/28 (a)	9,500,000	8,982,588

	Principal Amount	Value
Corporate Bonds
Retail
KFC Holding Co.
4.75%, due 6/1/27 (a)	$ 9,157,000	$ 8,961,213
LCM Investments Holdings II LLC
4.875%, due 5/1/29 (a)	500,000	470,864
Murphy Oil USA, Inc.
5.625%, due 5/1/27	11,550,000	11,435,028
NMG Holding Co., Inc.
7.125%, due 4/1/26 (a)	22,478,000	22,579,201
Papa John's International, Inc.
3.875%, due 9/15/29 (a)	1,150,000	1,024,464
Patrick Industries, Inc.
7.50%, due 10/15/27 (a)	3,547,000	3,562,518
Penske Automotive Group, Inc.
3.75%, due 6/15/29	750,000	685,138
PetSmart, Inc. (a)
4.75%, due 2/15/28	7,745,000	7,276,690
7.75%, due 2/15/29	2,500,000	2,426,428
		113,137,468
Software 3.0%
ACI Worldwide, Inc.
5.75%, due 8/15/26 (a)	3,500,000	3,488,517
Camelot Finance SA
4.50%, due 11/1/26 (a)	17,420,000	16,982,347
Central Parent LLC
8.00%, due 6/15/29 (a)	3,500,000	3,590,261
Central Parent, Inc.
7.25%, due 6/15/29 (a)	555,000	559,760
Clarivate Science Holdings Corp. (a)
3.875%, due 7/1/28	5,250,000	4,924,403
4.875%, due 7/1/29	3,000,000	2,833,963
Open Text Corp. (a)
3.875%, due 2/15/28	8,000,000	7,468,092
6.90%, due 12/1/27	2,850,000	2,957,516
PTC, Inc. (a)
3.625%, due 2/15/25	10,320,000	10,195,683
4.00%, due 2/15/28	4,600,000	4,356,764
SS&C Technologies, Inc.
5.50%, due 9/30/27 (a)	13,250,000	13,125,316
Veritas US, Inc.
7.50%, due 9/1/25 (a)	6,000,000	5,220,000
		75,702,622
Telecommunications 2.2%
Connect Finco SARL
6.75%, due 10/1/26 (a)	8,920,000	8,768,573
Frontier Communications Holdings LLC (a)
5.00%, due 5/1/28	4,250,000	4,093,011

	Principal Amount	Value
Corporate Bonds
Telecommunications
Frontier Communications Holdings LLC (a)
5.875%, due 10/15/27	$ 8,000,000	$ 7,921,274
Level 3 Financing, Inc.
11.00%, due 11/15/29 (a)	1,500,000	1,587,960
Sprint LLC
7.625%, due 2/15/25	1,400,000	1,407,248
T-Mobile USA, Inc.
2.25%, due 2/15/26	24,000,000	22,991,645
4.75%, due 2/1/28	7,555,000	7,524,692
5.375%, due 4/15/27	570,000	573,094
Viasat, Inc.
5.625%, due 9/15/25 (a)	1,525,000	1,508,551
		56,376,048
Toys, Games & Hobbies 0.4%
Mattel, Inc. (a)
3.375%, due 4/1/26	5,469,000	5,292,656
5.875%, due 12/15/27	4,265,000	4,290,773
		9,583,429
Transportation 0.1%
RXO, Inc.
7.50%, due 11/15/27 (a)	1,500,000	1,541,250
Total Corporate Bonds (Cost $1,939,859,130)		1,956,160,000
Loan Assignments 15.4%
Aerospace & Defense 0.8%
Chromalloy Corp.
First Lien Term Loan
9.082% (3 Month SOFR + 3.75%), due 3/27/31 (d)	13,300,000	13,072,796
Delta Air Lines, Inc.
First Lien Initial Term Loan
9.032% (3 Month SOFR + 3.75%), due 10/20/27 (d)	1,793,758	1,832,894
TransDigm, Inc.
First Lien Tranche Term Loan J
7.843% (3 Month SOFR + 2.50%), due 2/28/31 (d)	4,488,750	4,497,167
		19,402,857
Automobile 0.3%
Gates Global LLC
First Lien Initial Dollar Term Loan B5
7.594% (1 Month SOFR + 2.25%), due 6/4/31 (d)	3,186,963	3,191,833
Tenneco, Inc.
First Lien Term Loan B 10.426% - 10.435%
(3 Month SOFR + 5.00%), due 11/17/28 (d)	3,850,000	3,652,687
		6,844,520

	Principal Amount	Value
Loan Assignments
Banking 0.3%
Jane Street Group LLC
First Lien 2021 Term Loan
7.958% (1 Month SOFR + 2.50%), due 1/26/28 (d)	$ 6,509,597	$ 6,521,223
Beverage, Food & Tobacco 0.4%
B&G Foods, Inc.
First Lien Tranche Term Loan B5
8.844% (1 Month SOFR + 3.50%), due 10/10/29 (d)	4,995,163	4,942,534
United Natural Foods, Inc.
First Lien 2024 Term Loan
10.094% (1 Month SOFR + 4.75%), due 4/25/31 (d)	3,990,000	4,004,963
		8,947,497
Broadcasting & Entertainment 0.1%
Gray Television, Inc.
First Lien Term Loan B 10.487% - 10.592%
(1 Month SOFR + 5.25%, 1 Year SOFR + 5.25%), due 5/23/29 (d)	3,700,000	3,592,700
Buildings & Real Estate 0.2%
GEO Group, Inc. (The)
First Lien Term Loan
10.594% (1 Month SOFR + 5.25%), due 4/16/29 (d)	4,345,000	4,423,753
Capital Equipment 0.4%
DexKo Global, Inc.
First Lien 2023 Incremental Term Loan
9.585% (3 Month SOFR + 4.25%), due 10/4/28 (d)	2,487,500	2,481,281
EMRLD Borrower LP
First Lien Term Loan B
7.728% (1 Year SOFR + 2.50%), due 6/18/31 (d)	2,500,000	2,499,375
TK Elevator Midco GmbH
First Lien SOFR Term Loan C
8.588% (6 Month SOFR + 3.50%), due 4/30/30 (d)	4,975,031	4,999,215
		9,979,871
Cargo Transport 0.4%
Clue Opco LLC
First Lien Term Loan B
9.752% (3 Month SOFR + 4.50%), due 12/19/30 (d)	7,201,778	6,615,510
Genesee & Wyoming, Inc.
First Lien Initial Term Loan
7.335% (3 Month SOFR + 2.00%), due 4/10/31 (d)	3,000,000	3,000,000
		9,615,510

	Principal Amount	Value
Loan Assignments
Chemicals, Plastics & Rubber 1.4%
Innophos Holdings, Inc.
First Lien Initial Term Loan
9.208% (1 Month SOFR + 3.75%), due 2/7/27 (d)	$ 8,060,628	$ 8,033,762
Jazz Financing Lux SARL
First Lien Dollar Tranche Term Loan B2
7.594% (1 Month SOFR + 2.25%), due 5/5/28 (d)	19,285,575	19,309,682
SCIH Salt Holdings, Inc.
First Lien Incremental Term Loan B1
8.755% (3 Month SOFR + 3.50%), due 3/16/27 (d)	7,386,167	7,407,402
		34,750,846
Electronics 0.9%
Camelot U.S. Acquisition LLC
First Lien Incremental Term Loan B
8.094% (1 Month SOFR + 2.75%), due 1/31/31 (d)	11,195,600	11,201,198
Proofpoint, Inc.
First Lien Term Loan
8.344% (1 Month SOFR + 3.00%), due 8/31/28 (d)	2,238,649	2,244,557
Vertiv Group Corp.
First Lien Term Loan B
7.337% (1 Month SOFR + 2.00%), due 3/2/27 (d)	2,481,281	2,488,259
VS Buyer LLC
First Lien 2024 Initial Term Loan
8.579% (1 Month SOFR + 3.25%), due 4/14/31 (d)	2,000,000	2,003,750
Wex, Inc.
First Lien Term Loan B
7.344% (1 Month SOFR + 2.00%), due 3/31/28 (d)	4,919,591	4,937,016
		22,874,780
Energy (Electricity) 0.5%
Talen Energy Supply LLC (d)
First Lien Initial Term Loan B
8.827% (3 Month SOFR + 3.50%), due 5/17/30	7,754,938	7,829,253
First Lien Initial Term Loan C
8.827% (3 Month SOFR + 3.50%), due 5/17/30	4,820,856	4,867,054
		12,696,307
Entertainment 0.2%
ECL Entertainment LLC
First Lien Facility Term Loan B
9.344% (1 Month SOFR + 4.00%), due 8/31/30 (d)	2,487,500	2,493,719
NAI Entertainment Holdings LLC
First Lien Tranche Term Loan B
8.458% (1 Month SOFR + 3.00%), due 5/8/25 (d)	2,548,757	2,540,474
		5,034,193

	Principal Amount	Value
Loan Assignments
Finance 0.9%
Aretec Group, Inc.
First Lien Term Loan B2
9.344% (1 Month SOFR + 4.00%), due 8/9/30 (d)	$ 2,483,750	$ 2,441,059
First Eagle Holdings, Inc.
First Lien 2020 Refinancing Term Loan
7.935% (3 Month SOFR + 2.50%), due 2/1/27 (d)	1,189,639	1,188,152
Osaic Holdings, Inc.
First Lien New Term Loan B3
9.344% (1 Month SOFR + 4.00%), due 8/17/28 (d)	4,444,000	4,374,562
RealTruck Group, Inc. (d)
First Lien Initial Term Loan
8.958% (1 Month SOFR + 3.50%), due 1/31/28	8,657,140	8,621,975
First Lien Second Amendment Incremental Term Loan
10.458% (1 Month SOFR + 5.00%), due 1/31/28	4,987,500	4,976,587
Schweitzer-Mauduit International, Inc.
First Lien Term Loan B
9.208% (1 Month SOFR + 3.75%), due 4/20/28 (d)	1,448,926	1,447,115
		23,049,450
Healthcare 0.2%
Medline Borrower LP
First Lien Dollar Incremental Term Loan
7.594% (1 Month SOFR + 2.25%), due 10/23/28 (d)	4,500,000	4,503,514
Healthcare & Pharmaceuticals 0.3%
Bausch + Lomb Corp.
First Lien New Term Loan
9.444% (1 Month SOFR + 4.00%), due 9/14/28 (d)	2,679,750	2,656,302
Concentra Health Services, Inc.
First Lien Initial Term Loan
7.599% (1 Month SOFR + 2.25%), due 7/26/31 (d)	2,000,000	2,002,500
Owens & Minor, Inc.
First Lien Initial Term Loan B1
9.194% (1 Month SOFR + 3.75%), due 3/29/29 (d)	3,169,667	3,162,732
		7,821,534
Healthcare, Education & Childcare 1.3%
Endo Finance Holdings, Inc.
First Lien Initial Term Loan
9.783% (3 Month SOFR + 4.50%), due 4/9/31 (d)	13,650,000	13,678,433
LifePoint Health, Inc.
First Lien 2024 Repricing Term Loan B
10.316% (3 Month SOFR + 4.75%), due 11/16/28 (d)	15,960,000	16,032,538
Organon & Co.
First Lien Dollar Term Loan
7.835% (1 Month SOFR + 2.50%), due 5/19/31 (d)	3,980,645	3,988,109
		33,699,080

	Principal Amount	Value
Loan Assignments
High Tech Industries 0.3%
Central Parent LLC
First Lien Term Loan B
8.585% (3 Month SOFR + 3.25%), due 7/6/29 (d)	$ 1,989,975	$ 1,967,090
Open Text Corp.
First Lien Term Loan B
7.594% (1 Month SOFR + 2.25%), due 1/31/30 (d)	6,288,824	6,320,275
		8,287,365
Hotel, Gaming & Leisure 0.1%
Motion Finco SARL
First Lien Facility Term Loan B3
8.835% (3 Month SOFR + 3.50%), due 11/13/29 (d)	2,892,750	2,901,188
Hotels, Motels, Inns & Gaming 0.4%
Caesars Entertainment, Inc.
First Lien Term Loan B1
8.097% (3 Month SOFR + 2.75%), due 2/6/31 (d)	6,184,500	6,188,916
Four Seasons Holdings, Inc.
First Lien Term Loan B
7.344% (1 Month SOFR + 2.00%), due 11/30/29 (d)	5,248,891	5,263,651
		11,452,567
Leisure, Amusement, Motion Pictures & Entertainment 0.2%
Carnival Corp.
First Lien 2027 Term Loan
8.094% (1 Month SOFR + 2.75%), due 8/9/27 (d)	4,405,122	4,423,478
Manufacturing 0.6%
Adient U.S. LLC
First Lien Term Loan B2
8.094% (1 Month SOFR + 2.75%), due 1/31/31 (d)	6,017,419	6,044,684
Chart Industries, Inc.
First Lien Amendment No. 7 Term Loan
7.825% (3 Month SOFR + 2.50%), due 3/15/30 (d)	5,467,197	5,477,448
Summit Materials LLC
First Lien Term Loan B2
7.804% (3 Month SOFR + 2.50%), due 1/12/29 (d)	4,239,375	4,260,572
		15,782,704
Media 1.1%
Block Communications, Inc.
First Lien Term Loan
7.846% (3 Month SOFR + 2.25%), due 2/25/27 (d)	11,250,625	10,866,225
DIRECTV Financing LLC
First Lien 2024 Refinancing Term Loan B
10.708% (1 Month SOFR + 5.25%), due 8/2/29 (d)	12,352,736	12,302,003

	Principal Amount	Value
Loan Assignments
Media
Lamar Media Corp.
First Lien New Term Loan B
6.944% (1 Month SOFR + 1.50%), due 2/5/27 (d)	$ 5,000,000	$ 4,990,625
		28,158,853
Mining, Steel, Iron & Non-Precious Metals 0.1%
American Rock Salt Co. LLC
First Lien Initial Term Loan
9.609% (3 Month SOFR + 4.00%), due 6/9/28 (d)	4,286,854	3,531,296
Oil & Gas 1.0%
GIP III Stetson I LP
First Lien Initial Term Loan
8.844% (1 Month SOFR + 3.50%), due 10/31/28 (d)	4,059,298	4,080,439
GIP Pilot Acquisition Partners LP
First Lien 2024 Term Loan B
7.818% (3 Month SOFR + 2.50%), due 10/4/30 (d)	5,124,179	5,143,395
New Fortress Energy, Inc.
First Lien Initial Term Loan
10.252% (3 Month SOFR + 5.00%), due 10/30/28 (d)	4,676,500	4,589,788
NGL Energy Operating LLC
First Lien Initial Term Loan
9.844% (1 Month SOFR + 4.50%), due 2/3/31 (d)	2,842,875	2,837,545
PetroQuest Energy LLC (b)(c)(f)
First Lien 2020 Term Loan
15.00% (15.00% PIK), due 9/19/26	303,322	303,322
First Lien Term Loan
15.00% (15.00% PIK), due 1/1/28	395,381	395,381
PetroQuest Energy, Inc.
First Lien Term Loan
11.653% (15.00% PIK) (1 Year SOFR + 6.50%), due 11/10/25 (b)(c)(d)(f)	4,665,501	1,539,615
Prairie Eci Acquiror LP
First Lien Initial Term Loan B2
10.094% (1 Month SOFR + 4.75%), due 8/1/29 (d)	2,992,500	2,990,630
TransMontaigne Operating Co. LP
First Lien Tranche Term Loan B
8.958% (1 Month SOFR + 3.50%), due 11/17/28 (d)	2,925,000	2,937,340
		24,817,455
Personal, Food & Miscellaneous Services 0.3%
1011778 B.C. Unlimited Liability Co.
First Lien Term Loan B5
7.094% (1 Month SOFR + 1.75%), due 9/20/30 (d)	3,491,250	3,473,794
KFC Holding Co.
First Lien 2021 Term Loan B
7.198% (1 Month SOFR + 1.75%), due 3/15/28 (d)	2,552,450	2,550,056

	Principal Amount	Value
Loan Assignments
Personal, Food & Miscellaneous Services
WW International, Inc.
First Lien Initial Term Loan
8.958% (1 Month SOFR + 3.50%), due 4/13/28 (d)	$ 5,043,625	$ 1,882,351
		7,906,201
Retail 1.3%
Great Outdoors Group LLC
First Lien Term Loan B1
9.208% (1 Month SOFR + 3.75%), due 3/6/28 (d)	31,853,953	31,805,280
Services: Business 0.6%
Amazon Holdco, Inc.
First Lien Term Loan B
7.305% (1 Year SOFR + 2.25%), due 7/30/31 (d)	2,000,000	2,005,000
Brown Group Holding LLC
First Lien Incremental Term Loan B2 7.362% - 8.094%
(1 Month SOFR + 2.75%, 3 Month SOFR + 2.75%), due 7/1/31 (d)	1,995,000	1,992,921
Dun & Bradstreet Corp. (The)
First Lien Term Loan B
8.097% (1 Month SOFR + 2.75%), due 1/18/29 (d)	2,778,274	2,782,244
GIP II Blue Holding LP
First Lien Initial Term Loan
9.094% (1 Month SOFR + 3.75%), due 9/29/28 (d)	4,452,328	4,489,429
Vizient, Inc.
First Lien Term Loan B
7.282% (1 Year SOFR + 2.00%), due 7/18/31 (d)	3,500,000	3,508,750
		14,778,344
Software 0.4%
Cloud Software Group, Inc.
First Lien Initial Dollar Facility Term Loan B
9.335% (3 Month SOFR + 4.00%), due 3/30/29 (d)	7,863,597	7,860,318
UKG, Inc.
First Lien Initial Term Loan
8.555% (3 Month SOFR + 3.25%), due 2/10/31 (d)	2,500,000	2,506,853
		10,367,171
Telecommunications 0.2%
Connect Finco SARL
First Lien Amendment No.4 Term Loan
9.844% (1 Month SOFR + 4.50%), due 9/13/29 (d)	2,517,209	2,387,574
CSC Holdings LLC
First Lien 2022 Term Loan
9.829% (1 Month SOFR + 4.50%), due 1/18/28 (d)	1,994,937	1,913,908
		4,301,482

	Principal Amount	Value
Loan Assignments
Utilities 0.2%
Exgen Renewables IV LLC
First Lien Term Loan
7.859% (3 Month SOFR + 2.25%), due 12/15/27 (d)	$ 2,520,586	$ 2,521,964
PG&E Corp.
First Lien Term Loan
7.844% (1 Month SOFR + 2.50%), due 6/23/27 (d)	3,250,000	3,260,156
		5,782,120
Total Loan Assignments (Cost $391,001,561)		388,053,139
Total Long-Term Bonds (Cost $2,349,149,738)		2,364,980,400

	Shares

Common Stocks 0.5%
Capital Markets 0.0% ‡
Ares Capital Corp.	3,098	64,872
Electrical Equipment 0.0% ‡
Energy Technologies, Inc. (b)(f)(j)	2,021	757,875
Energy Equipment & Services 0.0% ‡
Nine Energy Service, Inc. (j)	18,072	34,156
Independent Power and Renewable Electricity Producers 0.0% ‡
GenOn Energy, Inc. (h)	20,915	627,450
Oil, Gas & Consumable Fuels 0.2%
Gulfport Energy Corp. (j)	33,714	4,963,038
PetroQuest Energy, Inc. (b)(f)(j)	11,867	—
Talos Energy, Inc. (j)	71,517	846,761
		5,809,799
Pharmaceuticals 0.2%
Endo, Inc. (j)	184,769	5,338,901
Wireless Telecommunication Services 0.1%
Vodafone Group plc, Sponsored ADR	94,870	887,983
Total Common Stocks (Cost $13,002,211)		13,521,036

	Shares	Value
Preferred Stock 0.2%
Electrical Equipment 0.2%
Energy Technologies Ltd. (b)(f)(j)	4,501	$ 4,559,513
Total Preferred Stock (Cost $4,295,472)		4,559,513
Total Investments (Cost $2,366,447,421)	94.7%	2,383,060,949
Other Assets, Less Liabilities	5.3	132,757,367
Net Assets	100.0%	$ 2,515,818,316

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Illiquid security—As of July 31, 2024, the total market value deemed illiquid under procedures approved by the Board of Trustees was $12,968,742, which represented 0.5% of the Fund’s net assets.
(c)	PIK ("Payment-in-Kind")—issuer may pay interest or dividends with additional securities and/or in cash.
(d)	Floating rate—Rate shown was the rate in effect as of July 31, 2024.
(e)	Security is perpetual and, thus, does not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(f)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(g)	Issue in non-accrual status.
(h)	Restricted security.
(i)	Step coupon—Rate shown was the rate in effect as of July 31, 2024.
(j)	Non-income producing security.
Abbreviation(s):
ADR—American Depositary Receipt
SOFR—Secured Overnight Financing Rate

The following is a summary of the fair valuations according to the inputs used as of July 31, 2024, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Convertible Bonds	$ —	$ 20,767,261	$ —	$ 20,767,261
Corporate Bonds	—	1,953,575,500	2,584,500	1,956,160,000
Loan Assignments	—	385,814,821	2,238,318	388,053,139
Total Long-Term Bonds	—	2,360,157,582	4,822,818	2,364,980,400
Common Stocks	12,135,711	627,450	757,875	13,521,036
Preferred Stock	—	—	4,559,513	4,559,513
Total Investments in Securities	$ 12,135,711	$ 2,360,785,032	$ 10,140,206	$ 2,383,060,949

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

NYLI MacKay Short Term Muni Fund
Portfolio of Investments July 31, 2024†^(Unaudited)
	Principal Amount	Value
Municipal Bonds 97.1%
Long-Term Municipal Bonds 97.1%
Alabama 5.3%
Alabama Community College System, Coastal Alabama Community College, Revenue Bonds
Insured: BAM
4.00%, due 10/1/27	$ 500,000	$ 510,331
Black Belt Energy Gas District, Gas Project, Revenue Bonds
Series B-1
4.00%, due 4/1/53 (a)	3,920,000	3,945,801
Series B
4.26%, due 4/1/53	7,195,000	7,093,499
Series C-1
5.25%, due 6/1/25	615,000	622,145
Series C-1
5.25%, due 12/1/25	880,000	896,009
Series F
5.50%, due 11/1/53 (a)	10,000,000	10,638,409
City of Decatur, Limited General Obligation
Series A
2.00%, due 10/1/26	1,900,000	1,826,621
Energy Southeast, A Cooperative District, Revenue Bonds
Series A-1
5.50%, due 11/1/53 (a)	1,510,000	1,643,427
Southeast Energy Authority, A Cooperative District, Project No. 4, Revenue Bonds
Series B-1
5.00%, due 5/1/53 (a)	1,870,000	1,954,233
Southeast Energy Authority, A Cooperative District, Project No. 3, Revenue Bonds
Series A-1
5.50%, due 1/1/53 (a)	10,000,000	10,750,688
		39,881,163
Arizona 2.9%
Arizona Health Facilities Authority, Banner Health, Revenue Bonds
Series B
3.86%, due 1/1/46	2,400,000	2,403,481
Series B
3.86%, due 1/1/46	12,600,000	12,470,850
City of Phoenix Civic Improvement Corp., Airport, Revenue Bonds, Senior Lien
5.00%, due 7/1/29 (b)	6,210,000	6,655,986
		21,530,317
California 10.1%
Alameda Corridor Transportation Authority, Revenue Bonds, Sub. Lien
Series B, Insured: AGM-CR AMBAC
(zero coupon), due 10/1/27	4,500,000	3,884,997
Anaheim Public Financing Authority, Convention Center Expansion, Revenue Bonds
Series A, Insured: AGM
2.093%, due 7/1/27	1,135,000	1,053,948

	Principal Amount	Value
Long-Term Municipal Bonds
California
Burbank-Glendale-Pasadena Airport Authority Brick Campaign, Revenue Bonds, Senior Lien
Series B
5.00%, due 7/1/31 (b)	$ 3,250,000	$ 3,523,010
California Community Choice Financing Authority, Clean Energy Project, Revenue Bonds
Series C
5.25%, due 1/1/54 (a)	4,500,000	4,825,638
California Infrastructure & Economic Development Bank, DesertXpress Enterprises LLC, Revenue Bonds
Series A
3.95%, due 1/1/50 (a)(b)(c)	7,500,000	7,500,234
California Municipal Finance Authority, University of San Diego, Revenue Bonds
Series B
2.326%, due 10/1/27	1,590,000	1,486,869
California Municipal Finance Authority, Waste Management, Inc., Revenue Bonds
Series A
4.125%, due 10/1/41 (a)(b)	5,000,000	5,013,460
California Municipal Finance Authority, Republic Services, Inc., Revenue Bonds
Series B
4.15%, due 7/1/51 (a)(b)	2,000,000	2,001,775
California State Public Works Board, State of California Department of General Services, Revenue Bonds
Series B
4.879%, due 4/1/29	3,300,000	3,344,404
California Statewide Communities Development Authority, Southern California Edison Co., Revenue Bonds
Series A
1.75%, due 9/1/29	11,500,000	10,217,173
Clovis Unified School District, Unlimited General Obligation
Series A, Insured: NATL-RE
(zero coupon), due 8/1/25	2,500,000	2,427,392
Corona-Norco Unified School District, Unlimited General Obligation
Series A
5.00%, due 8/1/44	960,000	979,930
Eastern Municipal Water District, Revenue Bonds
Series A
3.00%, due 7/1/25	4,095,000	4,101,184
Golden State Tobacco Securitization Corp., Revenue Bonds
Series B, Insured: State Appropriations
2.246%, due 6/1/29	3,900,000	3,511,203
San Diego County Regional Airport Authority, Revenue Bonds, Senior Lien (b)
Series B
5.00%, due 7/1/28	1,500,000	1,583,502
Series B
5.00%, due 7/1/29	1,750,000	1,871,591
San Francisco City & County Airport Commission, San Francisco International Airport, Revenue Bonds, Second Series
Series A
5.00%, due 5/1/29 (b)	4,000,000	4,259,628
San Jose Evergreen Community College District, Unlimited General Obligation
Series B
6.541%, due 7/1/43	4,955,000	4,899,620

	Principal Amount	Value
Long-Term Municipal Bonds
California
Saratoga Union School District, Unlimited General Obligation
Insured: NATL-RE
(zero coupon), due 9/1/26	$ 6,500,000	$ 6,098,356
State of California, Various Purpose, Unlimited General Obligation
1.75%, due 11/1/30	1,375,000	1,179,911
University of California, Revenue Bonds
Series BG
1.614%, due 5/15/30	2,395,000	2,058,310
		75,822,135
Colorado 2.9%
Arapahoe County School District No. 5, Cherry Creek, Unlimited General Obligation
Series B, Insured: State Aid Withholding
2.00%, due 12/15/26	5,000,000	4,788,763
City & County of Denver, Airport System, Revenue Bonds (b)
Series A
5.00%, due 12/1/25	5,370,000	5,486,962
Series A
5.00%, due 12/1/26	2,750,000	2,843,177
Colorado Bridge Enterprise, Central 70 Project, Revenue Bonds
4.00%, due 6/30/27 (b)	4,475,000	4,489,224
E-470 Public Highway Authority, Revenue Bonds
Series B, Insured: NATL-RE
(zero coupon), due 9/1/25	4,500,000	4,339,762
		21,947,888
Connecticut 0.6%
City of Danbury, Unlimited General Obligation
5.00%, due 9/24/24 (c)	2,000,000	2,004,213
State of Connecticut, Unlimited General Obligation
Series A
3.00%, due 1/15/26	2,260,000	2,261,349
		4,265,562
District of Columbia 1.9%
District of Columbia, Gallery Place Project, Tax Allocation
5.00%, due 6/1/27	1,090,000	1,091,813
District of Columbia Housing Finance Agency, Wesley Hawaii LLC, Revenue Bonds
3.65%, due 7/1/28 (a)	2,620,000	2,631,695
Metropolitan Washington Airports Authority, Aviation, Revenue Bonds (b)
Series A
5.00%, due 10/1/27	2,160,000	2,256,470
Series A
5.00%, due 10/1/28	1,020,000	1,079,072
Series A
5.00%, due 10/1/29	7,000,000	7,471,186
		14,530,236

	Principal Amount	Value
Long-Term Municipal Bonds
Florida 2.6%
County of Miami-Dade, Aviation, Revenue Bonds
Series A
5.00%, due 10/1/29 (b)	$ 2,000,000	$ 2,132,680
County of Pasco, State of Florida Cigarette Tax Revenue, Revenue Bonds
Series A, Insured: AGM
5.25%, due 9/1/27	2,000,000	2,120,790
Greater Orlando Aviation Authority, Revenue Bonds
Series A
5.00%, due 10/1/26 (b)	4,225,000	4,370,911
State of Florida, Unlimited General Obligation
Series B
5.00%, due 7/1/25	9,665,000	9,847,030
Village Community Development District No. 12, Special Assessment
3.25%, due 5/1/26	960,000	959,694
		19,431,105
Georgia 2.7%
City of Atlanta, Department of Aviation, Revenue Bonds
Series B
5.00%, due 7/1/27 (b)	2,185,000	2,282,311
Development Authority of Monroe County (The), Georgia Power Co. Scherer, Revenue Bonds, First Series
Series 1
1.00%, due 7/1/49 (a)	1,590,000	1,468,714
Gainesville & Hall County Hospital Authority, Northeast Georgia Health System Obligated Group, Revenue Bonds
5.00%, due 10/15/30	1,000,000	1,100,500
Main Street Natural Gas, Inc., Revenue Bonds (a)
Series A
4.00%, due 7/1/52	7,490,000	7,549,066
Series B
5.00%, due 12/1/52	3,500,000	3,681,054
Municipal Electric Authority of Georgia, Project One Subordinated Bonds, Revenue Bonds
Series A
5.00%, due 1/1/26	970,000	994,524
State of Georgia, Unlimited General Obligation
Series A
5.00%, due 7/1/25	3,170,000	3,229,703
		20,305,872
Hawaii 0.6%
State of Hawaii, Airports System, Revenue Bonds
Series A
5.00%, due 7/1/28 (b)	1,000,000	1,054,543
State of Hawaii, Unlimited General Obligation
Series FH
5.00%, due 10/1/28	3,620,000	3,773,024
		4,827,567

	Principal Amount	Value
Long-Term Municipal Bonds
Idaho 0.2%
Idaho Housing & Finance Association, Revenue Bonds
Series A, Insured: GNMA / FNMA / FHLMC
3.35%, due 7/1/28	$ 1,190,000	$ 1,194,455
Illinois 5.5%
Chicago O'Hare International Airport, Passenger Facility Charge, Revenue Bonds
Series B
5.00%, due 1/1/25 (b)	835,000	835,319
City of Chicago, Unlimited General Obligation
Series A
5.00%, due 1/1/30	1,000,000	1,063,380
City of Country Club Hills, Unlimited General Obligation
Insured: BAM
4.00%, due 12/1/25	1,230,000	1,235,295
Illinois Finance Authority, American Water Capital Corp., Revenue Bonds
2.45%, due 10/1/39 (a)	2,250,000	2,092,715
Illinois Finance Authority, Presbyterian Homes Obligated Group, Revenue Bonds
Series B
4.31%, due 5/1/42	1,125,000	1,108,444
Peoria Tazewell Etc Counties Community College District No. 514, Unlimited General Obligation
Series B
6.25%, due 12/1/27	2,665,000	2,915,135
Series B
6.25%, due 12/1/28	2,000,000	2,243,138
Series B
6.25%, due 12/1/29	775,000	888,266
State of Illinois, Unlimited General Obligation
3.50%, due 6/1/31	1,700,000	1,635,651
Series D
5.00%, due 11/1/24	10,000,000	10,042,642
Series D
5.00%, due 11/1/25	5,100,000	5,212,621
Series A
5.00%, due 3/1/29	3,745,000	4,023,852
Series B
5.00%, due 10/1/29	800,000	866,289
Series C
5.00%, due 11/1/29	5,920,000	6,219,017
Upper Illinois River Valley Development Authority, Morris Hospital Obligated Group, Revenue Bonds
5.00%, due 12/1/27	1,145,000	1,177,309
		41,559,073
Indiana 2.2%
Center Grove Community School Corp., Limited General Obligation
Insured: State Intercept
5.00%, due 1/1/25	1,240,000	1,246,400
Insured: State Intercept
5.00%, due 7/1/25	1,760,000	1,780,534

	Principal Amount	Value
Long-Term Municipal Bonds
Indiana
Center Grove Community School Corp., Limited General Obligation
Insured: State Intercept
5.00%, due 1/1/26	$ 1,805,000	$ 1,837,813
Hamilton Southeastern Schools, Limited General Obligation
Series A, Insured: State Intercept
5.00%, due 6/30/25	2,150,000	2,184,517
Series A, Insured: State Intercept
5.00%, due 12/31/25	1,430,000	1,465,753
Indiana Finance Authority, Indianapolis Power & Light Co. Project, Revenue Bonds
Series B
0.65%, due 8/1/25	1,500,000	1,449,836
Series A
0.75%, due 12/1/38 (a)	2,000,000	1,873,897
Indiana Finance Authority, Deaconess Health System, Revenue Bonds
Series B
3.91%, due 3/1/39	1,765,000	1,741,541
Indianapolis Local Public Improvement Bond Bank, Indianapolis Airport Authority Project, Revenue Bonds
Series D
5.00%, due 1/1/26 (b)	2,495,000	2,549,370
		16,129,661
Iowa 0.3%
Iowa Finance Authority, Renewable Natural Gas Project, Green Bond, Revenue Bonds
3.875%, due 1/1/42 (a)(b)	2,000,000	2,004,335
Kansas 0.1%
Reno County Unified School District No. 309, Nickerson, Unlimited General Obligation
Insured: AGM
5.00%, due 9/1/27	775,000	814,995
Kentucky 1.5%
County of Knott, Revenue Bonds
4.00%, due 3/28/44 (a)(b)(c)	4,000,000	4,005,124
County of Owen, American Water Capital Corp., Revenue Bonds
Series A
2.45%, due 6/1/39 (a)	3,000,000	2,799,637
Kentucky Economic Development Finance Authority, Next Generation Information Highway Project, Revenue Bonds, Senior Lien
Series A
5.00%, due 7/1/27	4,245,000	4,279,041
		11,083,802
Louisiana 1.4%
Jefferson Sales Tax District, Revenue Bonds
Series A, Insured: AGM
5.00%, due 12/1/26	1,500,000	1,561,429

	Principal Amount	Value
Long-Term Municipal Bonds
Louisiana
Louisiana Local Government Environmental Facilities & Community Development Authority
Series 2023-ELL, Class A1
5.081%, due 6/1/31	$ 9,021,545	$ 9,121,114
		10,682,543
Maine 0.2%
Finance Authority of Maine, Supplemental Education Loan Program, Revenue Bonds
Series A-1, Insured: AGM
5.00%, due 12/1/28 (b)	1,000,000	1,037,754
Maine Health & Higher Educational Facilities Authority, Northern Light Health Obligated Group, Revenue Bonds
Series C, Insured: AGM State Aid Withholding
5.00%, due 7/1/26	200,000	206,918
Series C, Insured: AGM State Aid Withholding
5.00%, due 7/1/27	200,000	210,728
		1,455,400
Massachusetts 0.6%
Commonwealth of Massachusetts, Revenue Bonds
Insured: NATL-RE
5.50%, due 1/1/25	689,000	695,484
Massachusetts Housing Finance Agency, Revenue Bonds
Series B-2
0.80%, due 12/1/25	1,820,000	1,735,890
Town of Sutton, Unlimited General Obligation
2.05%, due 6/1/26	1,950,000	1,886,399
		4,317,773
Michigan 2.4%
City of Detroit, Water Sewage Disposal System, Revenue Bonds
Series D, Insured: AGM
4.347%, due 7/1/32	13,500,000	13,191,383
Michigan Finance Authority, Revenue Bonds, Senior Lien
Series A-1
2.326%, due 6/1/30	352,749	348,290
Michigan Finance Authority, Provident Group - HFH Energy LLC, Revenue Bonds
5.00%, due 8/31/29	1,075,000	1,148,417
Michigan State Housing Development Authority, Single-Family Mortgage, Revenue Bonds
Series A
3.35%, due 6/1/30	1,780,000	1,740,151
Walled Lake Consolidated School District, Unlimited General Obligation
Insured: Q-SBLF
5.00%, due 5/1/25	685,000	694,338
Insured: Q-SBLF
5.00%, due 5/1/26	650,000	670,139
		17,792,718

	Principal Amount	Value
Long-Term Municipal Bonds
Minnesota 3.9%
Brooklyn Center Independent School District No. 286, Unlimited General Obligation
Series C, Insured: SD CRED PROG
5.00%, due 9/30/24	$ 3,200,000	$ 3,206,240
City of Minneapolis, Unlimited General Obligation
4.00%, due 12/1/25	5,500,000	5,581,060
County of Washington, Unlimited General Obligation
Series A
2.25%, due 2/1/28	4,000,000	3,795,870
Minneapolis-St. Paul Metropolitan Airports Commission, Revenue Bonds
Series B
5.00%, due 1/1/29 (b)	2,250,000	2,382,777
Shakopee Independent School District No. 720, Unlimited General Obligation
Series C, Insured: SD CRED PROG
(zero coupon), due 2/1/29	5,155,000	4,356,019
South Washington County Independent School District No. 833, School Building, Unlimited General Obligation
Series B, Insured: SD CRED PROG
3.00%, due 2/1/27	8,040,000	7,927,283
Southern Minnesota Municipal Power Agency, Revenue Bonds
Series A, Insured: NATL-RE
(zero coupon), due 1/1/25	2,070,000	2,037,012
		29,286,261
Mississippi 0.6%
State of Mississippi, Unlimited General Obligation
Series C
4.053%, due 10/1/27	4,470,000	4,438,703
Missouri 0.2%
Kansas City Municipal Assistance Corp., Leasehold, Revenue Bonds
Series B-1, Insured: AMBAC
(zero coupon), due 4/15/26	2,000,000	1,888,077
Montana 0.6%
City of Forsyth, NorthWestern Corp., Revenue Bonds
3.875%, due 7/1/28	3,060,000	3,093,527
Montana Facility Finance Authority, Kalispell Regional Medical Center, Revenue Bonds
Series B
5.00%, due 7/1/29	1,270,000	1,312,800
		4,406,327
Nebraska 0.3%
Central Plains Energy Project, Gas Supply, Revenue Bonds
2.50%, due 12/1/49 (a)	2,050,000	2,016,606

	Principal Amount	Value
Long-Term Municipal Bonds
Nevada 2.8%
County of Clark, Department of Aviation, Revenue Bonds, Sub. Lien
Series B
5.00%, due 7/1/26 (b)	$ 3,000,000	$ 3,097,545
State of Nevada, Limited General Obligation
Series A
5.00%, due 5/1/25	10,000,000	10,154,244
State of Nevada Highway Improvement, Motor Vehicle, Revenue Bonds
3.00%, due 12/1/26	7,500,000	7,455,736
		20,707,525
New Jersey 3.3%
Jersey City Municipal Utilities Authority, Water Revenue, Revenue Notes
Series A, Insured: MUN GOVT GTD
5.00%, due 5/1/25	1,000,000	1,010,176
New Jersey Economic Development Authority, New Jersey-American Water Co., Inc., Revenue Bonds
Series A
2.20%, due 10/1/39 (a)(b)	3,500,000	3,107,175
New Jersey Economic Development Authority, Liberty State Park Project, Revenue Bonds
Series A
4.125%, due 6/15/27	2,900,000	2,915,541
New Jersey Higher Education Student Assistance Authority, Revenue Bonds, Senior Lien
Series B
5.00%, due 12/1/24 (b)	1,210,000	1,216,615
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement, Revenue Bonds
Series A-1
5.00%, due 6/15/27	10,000,000	10,347,854
State of New Jersey, Unlimited General Obligation
2.00%, due 6/1/30	1,000,000	882,864
State of New Jersey, COVID-19 General Obligation Emergency Bonds, Unlimited General Obligation
Series A
5.00%, due 6/1/26	5,000,000	5,188,760
		24,668,985
New York 4.8%
City of New York, Unlimited General Obligation
Series B-2
2.90%, due 10/1/27	3,600,000	3,442,126
County of Suffolk, Public Improvement, Limited General Obligation
Series B, Insured: AGM
3.00%, due 8/1/26	3,500,000	3,460,984
New York State Dormitory Authority, State of New York Personal Income Tax, Revenue Bonds
Series C
1.952%, due 3/15/29	4,525,000	4,065,410
New York State Energy Research & Development Authority, New York State Electric & Gas Corp., Revenue Bonds
Series D
3.50%, due 10/1/29	7,285,000	7,149,195

	Principal Amount	Value
Long-Term Municipal Bonds
New York
New York State Housing Finance Agency, Affordable Housing, Revenue Bonds
Series A, Insured: SONYMA HUD Sector 8
0.75%, due 11/1/25	$ 960,000	$ 920,580
Series E
0.95%, due 5/1/25	5,050,000	4,916,066
New York Transportation Development Corp., Terminal 4 John F. Kennedy International Airport Project, Revenue Bonds (b)
Insured: AGM-CR
5.00%, due 12/1/26	5,000,000	5,188,760
Insured: AGM-CR
5.00%, due 12/1/29	4,000,000	4,329,336
5.00%, due 12/1/30	2,000,000	2,140,660
		35,613,117
North Carolina 1.3%
County of Wake, Unlimited General Obligation
Series A
5.00%, due 5/1/25	4,010,000	4,073,052
Greater Asheville Regional Airport Authority, Revenue Bonds (b)
Insured: AGM
5.00%, due 7/1/28	1,000,000	1,053,045
Insured: AGM
5.00%, due 7/1/29	1,165,000	1,237,819
Insured: AGM
5.00%, due 7/1/30	1,100,000	1,178,455
North Carolina State Education Assistance Authority, Revenue Bonds, Senior Lien (b)
Series A
5.50%, due 6/1/28	750,000	793,178
Series A
5.50%, due 6/1/29	1,300,000	1,391,211
		9,726,760
Ohio 4.0%
County of Lucas, Revenue Notes
6.25%, due 10/11/24	3,500,000	3,504,953
Ohio Air Quality Development Authority, American Electric Power Co. Project, Revenue Bonds (a)(b)
Series C
2.10%, due 12/1/27	2,210,000	2,199,645
Series B
2.10%, due 7/1/28	5,000,000	4,976,572
Ohio Higher Educational Facility Commission, Case Western Reserve University, Revenue Bonds
Series B
3.84%, due 12/1/42	3,995,000	3,934,201
Ohio Turnpike & Infrastructure Commission, Infrastructure Projects, Revenue Bonds, Junior Lien
Series A
5.00%, due 2/15/26	2,000,000	2,062,346
Springboro Community City School District, Unlimited General Obligation
Insured: AGM
5.25%, due 12/1/25	2,000,000	2,053,985

	Principal Amount	Value
Long-Term Municipal Bonds
Ohio
State of Ohio, Unlimited General Obligation
Series A
5.00%, due 3/1/26	$ 1,275,000	$ 1,317,292
Series U
5.00%, due 5/1/27	2,580,000	2,727,613
State of Ohio, Portsmouth Bypass Project, Revenue Bonds
Insured: AGM
5.00%, due 12/31/28 (b)	1,275,000	1,287,667
State of Ohio, Cleveland Clinic Health System, Revenue Bonds
Series A
5.00%, due 1/1/32	5,000,000	5,673,887
		29,738,161
Oregon 3.1%
City of Portland, Sewer System, Revenue Bonds, First Lien
Series A
3.00%, due 6/1/27	6,475,000	6,394,235
Clackamas County Service District No. 1, Revenue Bonds
2.375%, due 12/1/31	3,000,000	2,699,433
Deschutes County Administrative School District No. 1, Unlimited General Obligation
Insured: School Bond Guaranty
3.00%, due 6/15/29	6,000,000	5,831,669
Oregon School Boards Association, Limited General Obligation
Series B, Insured: NATL-RE State Intercept
5.55%, due 6/30/28	4,692,535	4,763,923
Port of Portland, Airport, Revenue Bonds
Series 30-A
5.00%, due 7/1/29 (b)	3,250,000	3,472,625
		23,161,885
Pennsylvania 3.7%
Armstrong School District, Limited General Obligation
Series A, Insured: BAM State Aid Withholding
5.00%, due 3/15/28	2,070,000	2,202,933
Commonwealth of Pennsylvania, Unlimited General Obligation, First Series
3.20%, due 3/1/29	5,000,000	4,974,284
Lehigh County General Purpose Authority, Muhlenberg College Project, Revenue Bonds
4.19%, due 11/1/37	11,750,000	11,750,000
Pennsylvania Economic Development Financing Authority, Waste Management, Inc. Project, Revenue Bonds
0.95%, due 12/1/33 (a)	8,000,000	7,365,792
Pennsylvania Higher Educational Facilities Authority, Indiana University, Revenue Bonds
Series A, Insured: AGC
4.347%, due 7/1/27	1,390,000	1,374,795
		27,667,804
Rhode Island 0.3%
State of Rhode Island, Unlimited General Obligation
Series A
5.00%, due 5/1/25	2,435,000	2,472,194

	Principal Amount	Value
Long-Term Municipal Bonds
South Carolina 0.8%
Richland County School District No. 1, Unlimited General Obligation
Series C, Insured: SCSDE
3.00%, due 3/1/26	$ 4,900,000	$ 4,845,316
South Carolina State Housing Finance & Development Authority, Dillon School Senior LP, Revenue Bonds
Insured: HUD Sector 202
5.00%, due 10/1/26 (a)	1,000,000	1,012,819
		5,858,135
Tennessee 1.4%
Metropolitan Government of Nashville & Davidson County, Unlimited General Obligation
2.50%, due 1/1/29	1,000,000	947,078
Shelby County Health Educational & Housing Facilities Board, Baptist Memorial Health Care Obligated Group, Revenue Bonds
Series B
5.00%, due 9/1/49 (a)	2,000,000	2,124,730
Tennessee Energy Acquisition Corp., Gas Project, Revenue Bonds
4.00%, due 11/1/49 (a)	7,650,000	7,665,344
		10,737,152
Texas 10.7%
Central Texas Turnpike System, Revenue Bonds, First Tier
Series A, Insured: AMBAC
(zero coupon), due 8/15/25	6,600,000	6,361,970
Central Texas Turnpike System, Revenue Bonds, Second Tier
Series C
5.00%, due 8/15/31	6,500,000	7,227,520
City of Dallas, Limited General Obligation
Series B
5.00%, due 2/15/26	7,000,000	7,219,279
Series B
5.00%, due 2/15/26	7,000,000	7,219,279
City of Galveston, Wharves & Terminal, Revenue Bonds, First Lien (b)(d)
Series A
5.00%, due 8/1/26	625,000	638,664
Series A
5.00%, due 8/1/28	725,000	755,460
Series A
5.00%, due 8/1/30	750,000	793,941
City of Georgetown, Utility System, Revenue Bonds
Insured: BAM
5.00%, due 8/15/27	1,110,000	1,173,750
City of Houston, Combined Utility System, Revenue Bonds, First Lien
Series B
5.00%, due 11/15/26	2,000,000	2,092,018
City of Mesquite, Waterworks & Sewer System, Revenue Bonds
5.00%, due 3/1/26	1,035,000	1,065,921
Denton Independent School District, Unlimited General Obligation
Insured: PSF-GTD
3.00%, due 8/15/28	5,950,000	5,834,121

	Principal Amount	Value
Long-Term Municipal Bonds
Texas
Fort Bend County Municipal Utility District No. 134B, Unlimited General Obligation
Insured: AGM
6.50%, due 3/1/27	$ 390,000	$ 419,242
Harris County Municipal Utility District No. 171, Unlimited General Obligation
Insured: BAM
7.00%, due 12/1/26	930,000	1,000,454
Insured: BAM
7.00%, due 12/1/27	800,000	884,822
Harris County Municipal Utility District No. 489, Unlimited General Obligation
Insured: BAM
6.00%, due 9/1/25	980,000	1,008,693
Insured: BAM
6.00%, due 9/1/26	980,000	1,030,255
Harris County Municipal Utility District No. 490, Unlimited General Obligation
Insured: AGM
7.50%, due 9/1/29	1,420,000	1,584,438
Harris County Water Control & Improvement District No. 158, Unlimited General Obligation
Insured: BAM
7.00%, due 9/1/25	310,000	321,003
Insured: BAM
7.00%, due 9/1/26	325,000	346,929
Matagorda County Navigation District No. 1, Central Power and Light Company Project, Revenue Bonds
Series A
2.60%, due 11/1/29	4,260,000	3,966,155
Montgomery County Municipal Utility District No. 138, Unlimited General Obligation
Insured: AGM
6.375%, due 9/1/30	1,850,000	2,041,345
Port of Corpus Christi Authority of Nueces County, Revenue Bonds
3.737%, due 12/1/26	3,000,000	2,948,916
State of Texas, Public Finance Authority, Unlimited General Obligation
2.326%, due 10/1/29	3,000,000	2,752,448
State of Texas, College Student Loan, Unlimited General Obligation
Series A
5.25%, due 8/1/28 (b)	2,360,000	2,530,594
Texas Municipal Gas Acquisition & Supply Corp. II, Revenue Bonds
Series C
4.391%, due 9/15/27	13,330,000	13,304,958
Texas Natural Gas Securitization Finance Corp., Winter Storm URI, Revenue Bonds
Series A-1
5.102%, due 4/1/35	4,850,201	4,929,459
Texas Public Finance Authority, Financing System-Texas Southern University, Revenue Bonds
Insured: BAM
5.00%, due 5/1/26	500,000	512,484
		79,964,118

	Principal Amount	Value
Long-Term Municipal Bonds
U.S. Virgin Islands 2.7%
Matching Fund Special Purpose Securitization Corp., Revenue Bonds
Series A
5.00%, due 10/1/25	$ 4,200,000	$ 4,262,484
Series A
5.00%, due 10/1/26	15,430,000	15,848,903
Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan, Revenue Bonds
Insured: NATL-RE
5.00%, due 10/1/24	395,000	399,572
		20,510,959
Utah 1.1%
City of Salt Lake City, Airport, Revenue Bonds
Series A
5.00%, due 7/1/29 (b)	2,000,000	2,105,054
County of Salt Lake, Convention Hotel, Unlimited General Obligation
Series B
2.00%, due 12/15/25	2,000,000	1,953,467
Series B
2.30%, due 12/15/28	1,000,000	958,339
Series B
2.60%, due 12/15/30	1,425,000	1,360,686
State of Utah, Build America Bonds, Unlimited General Obligation
Series B
3.539%, due 7/1/25	765,617	755,045
Utah Infrastructure Agency, Telecommunication, Revenue Bonds
5.00%, due 10/15/26	1,265,000	1,290,298
		8,422,889
Virginia 2.6%
County of Loudoun, Public Improvement, Unlimited General Obligation
Series A, Insured: State Aid Withholding
3.00%, due 12/1/28	5,475,000	5,436,849
Gloucester County Economic Development Authority, Waste Management Disposal Services of Virginia, Inc., Revenue Bonds
Series A
4.25%, due 9/1/38 (a)(b)	4,000,000	4,008,582
Petersburg Redevelopment & Housing Authority, PB Petersburg Owner II LLC, Revenue Bonds
4.00%, due 5/1/45 (a)	2,500,000	2,515,329
Virginia College Building Authority, 21st Century College & Equipment Programs, Revenue Bonds
Series D, Insured: State Intercept
3.00%, due 2/1/26	3,000,000	2,990,826
Virginia Public School Authority, Revenue Bonds
Series B, Insured: State Intercept
2.25%, due 8/1/29	2,000,000	1,845,038
Wise County Industrial Development Authority, Virginia Electric and Power Co. Project, Revenue Bonds
Series A
0.75%, due 10/1/40 (a)	3,000,000	2,855,479
		19,652,103

	Principal Amount	Value
Long-Term Municipal Bonds
Washington 2.1%
County of King, Sewer, Revenue Bonds, Junior Lien
Series A
3.84%, due 1/1/40	$ 10,000,000	$ 9,903,753
Seattle Housing Authority, Northgate Plaza Project, Revenue Bonds
1.00%, due 6/1/26	895,000	842,629
State of Washington, Motor Vehicle Fuel Tax, Unlimited General Obligation
Series F, Insured: NATL-RE
(zero coupon), due 12/1/26	5,720,000	5,313,609
		16,059,991
Wisconsin 2.8%
City of Madison, Unlimited General Obligation
Series A
2.10%, due 10/1/26	6,690,000	6,418,589
Series A
2.15%, due 10/1/27	6,690,000	6,319,503
County of Dane, Unlimited General Obligation
Series A
2.00%, due 6/1/26	3,000,000	2,886,714
Racine Unified School District, Revenue Bonds
Series B
4.125%, due 4/1/25	4,500,000	4,501,210
Wisconsin Housing & Economic Development Authority, Revenue Bonds
Series B, Insured: HUD Sector 8
0.50%, due 11/1/50 (a)	550,000	544,004
		20,670,020
Total Long-Term Municipal Bonds (Cost $719,772,515)		727,244,372
Total Municipal Bonds (Cost $719,772,515)		727,244,372

Long-Term Bonds 0.5%
Corporate Bonds 0.5%
Commercial Services 0.2%
Yale University
Series 2020
1.482%, due 4/15/30	2,000,000	1,711,785

	Principal Amount	Value
Corporate Bonds
Electric 0.3%
Virginia Power Fuel Securitization LLC
Series A-1
5.088%, due 5/1/27	$ 2,250,000	$ 2,254,400
Total Corporate Bonds (Cost $3,944,001)		3,966,185
Total Long-Term Bonds (Cost $3,944,001)		3,966,185
Total Investments (Cost $723,716,516)	97.6%	731,210,557
Other Assets, Less Liabilities	2.4	17,913,104
Net Assets	100.0%	$ 749,123,661

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of July 31, 2024.
(b)	Interest on these securities was subject to alternative minimum tax.
(c)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(d)	Delayed delivery security.
Abbreviation(s):
AGC—Assured Guaranty Corp.
AGM—Assured Guaranty Municipal Corp.
AMBAC—Ambac Assurance Corp.
BAM—Build America Mutual Assurance Co.
CR—Custodial Receipts
FHLMC—Federal Home Loan Mortgage Corp.
FNMA—Federal National Mortgage Association
GNMA—Government National Mortgage Association
HUD—Housing and Urban Development
MUN GOVT GTD—Municipal Government Guaranteed
NATL-RE—National Public Finance Guarantee Corp.
PSF-GTD—Permanent School Fund Guaranteed
Q-SBLF—Qualified School Board Loan Fund
SCSDE—South Carolina State Department of Education
SD CRED PROG—School District Credit Enhancement Program
SONYMA—State of New York Mortgage Agency

The following is a summary of the fair valuations according to the inputs used as of July 31, 2024, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Municipal Bonds
Long-Term Municipal Bonds	$ —	$ 727,244,372	$ —	$ 727,244,372
Long-Term Bonds
Corporate Bonds	—	3,966,185	—	3,966,185
Total Corporate Bonds	—	3,966,185	—	3,966,185
Total Investments in Securities	$ —	$ 731,210,557	$ —	$ 731,210,557

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

NYLI MacKay Strategic Muni Allocation Fund
Portfolio of Investments July 31, 2024†^(Unaudited)
	Principal Amount	Value
Municipal Bonds 100.3%
Long-Term Municipal Bonds 99.0%
Alabama 2.9%
Alabama Housing Finance Authority, ECG Dry Creek LP, Revenue Bonds
Series H
5.00%, due 6/1/26 (a)	$ 500,000	$ 503,934
Black Belt Energy Gas District, Revenue Bonds
Series C
(zero coupon), due 5/1/55	7,145,000	7,626,018
Series C
5.00%, due 7/1/28	1,625,000	1,695,191
Black Belt Energy Gas District, Gas Project No.4, Revenue Bonds
Series A-1
4.00%, due 12/1/49 (a)	1,480,000	1,485,469
Black Belt Energy Gas District, Gas Project No.6, Revenue Bonds
Series B
4.00%, due 10/1/52 (a)	5,575,000	5,602,411
Black Belt Energy Gas District, Gas Project, Revenue Bonds
Series B-1
4.00%, due 4/1/53 (a)	640,000	644,212
Series B
4.26%, due 4/1/53	700,000	690,125
Series C-1
5.25%, due 12/1/26	1,850,000	1,910,782
Series B-2
5.25%, due 12/1/53 (a)	3,800,000	4,124,475
Series A
5.25%, due 5/1/55 (a)	2,270,000	2,485,642
Series F
5.50%, due 11/1/53 (a)	1,600,000	1,702,145
Energy Southeast A Cooperative District, A Cooperative District, Revenue Bonds
Series B
5.00%, due 6/1/27	200,000	204,720
Series B
5.00%, due 6/1/28	685,000	703,984
Series B
5.00%, due 12/1/30	630,000	654,133
Series B
5.25%, due 7/1/54 (a)	4,685,000	5,072,401
Prichard Water Works & Sewer Board, Revenue Bonds
2.375%, due 11/1/28 (b)(c)	205,000	143,477
Southeast Alabama Gas Supply District (The), Revenue Bonds
Series A
5.00%, due 8/1/54 (a)	1,000,000	1,077,452
Southeast Energy Authority, A Cooperative District, Project No. 4, Revenue Bonds
Series B-1
5.00%, due 5/1/53 (a)	760,000	794,234
Southeast Energy Authority, A Cooperative District, Project No. 3, Revenue Bonds
Series A-1
5.50%, due 1/1/53 (a)	1,600,000	1,720,110

	Principal Amount	Value
Long-Term Municipal Bonds
Alabama
State of Alabama, Docks Department, Revenue Bonds
Series A, Insured: AGM
5.00%, due 10/1/28 (d)	$ 1,000,000	$ 1,029,019
Town of Pike Road, Limited General Obligation
5.00%, due 3/1/40	845,000	936,800
Tuscaloosa County Industrial Development Authority, Hunt Refining Project, Revenue Bonds
Series A
5.25%, due 5/1/44 (e)	1,500,000	1,518,722
		42,325,456
Alaska 0.4%
Alaska Municipal Bond Bank Authority, Unlimited General Obligation (d)
Series 3
5.25%, due 12/1/39	1,085,000	1,196,477
Series 3
5.25%, due 12/1/41	1,205,000	1,312,328
Series 3
5.25%, due 12/1/42	1,270,000	1,378,235
Series 3
5.25%, due 12/1/43	1,340,000	1,446,994
		5,334,034
Arizona 1.6%
Arizona Industrial Development Authority, Ball Charter Schools Project, Revenue Bonds
2.65%, due 7/1/26	45,000	43,723
Arizona Industrial Development Authority, Equitable School Revolving Fund LLC Obligated Group, Revenue Bonds
Series A
5.00%, due 11/1/41	1,700,000	1,831,669
Series A
5.00%, due 11/1/43	1,800,000	1,924,023
Arizona Industrial Development Authority, Cottonwood Ranch Apartments LP, Revenue Bonds
5.00%, due 1/1/42 (a)	3,000,000	3,099,739
Arizona Industrial Development Authority, Glendale Senior Project, Revenue Bonds
Series A, Insured: HUD Sector 8
5.00%, due 10/1/44 (a)	2,000,000	2,052,209
Chandler Industrial Development Authority, Intel Corp. Project, Revenue Bonds
4.00%, due 6/1/49 (a)(d)	2,200,000	2,232,685
City of Lake Havasu City, Wastewater System, Revenue Bonds
Series B, Insured: AGM
5.00%, due 7/1/40	1,250,000	1,259,538
City of Mesa, Utility System, Revenue Bonds, Junior Lien
Series A, Insured: BAM
5.00%, due 7/1/30	1,050,000	1,165,556
City of Phoenix Civic Improvement Corp., Water System, Revenue Bonds, Junior Lien
5.00%, due 7/1/39	1,000,000	1,030,274
City of Phoenix Civic Improvement Corp., Excise Tax, Revenue Bonds
5.00%, due 7/1/41	1,380,000	1,571,680

	Principal Amount	Value
Long-Term Municipal Bonds
Arizona
Glendale Industrial Development Authority, Royal Oaks Life Care Community, Revenue Bonds
4.00%, due 5/15/28	$ 620,000	$ 606,954
Industrial Development Authority of the County of Yavapai (The), Arizona Agribusiness and Equine Center, Inc., Revenue Bonds
Series A
5.00%, due 9/1/34 (e)	750,000	751,378
Maricopa County Industrial Development Authority, Waste Management, Inc. Project, Revenue Bonds
4.25%, due 12/1/31 (a)(d)	5,000,000	5,010,727
		22,580,155
Arkansas 0.3%
Arkansas Development Finance Authority, Big River Steel Project, Revenue Bonds
4.50%, due 9/1/49 (d)(e)	1,135,000	1,122,236
Bentonville School District No. 6, Unlimited General Obligation
Series D, Insured: State Aid Withholding
2.00%, due 6/1/35	1,340,000	1,079,236
City of Batesville, Sales & Use Tax, Revenue Bonds
Series B, Insured: BAM
5.00%, due 2/1/39	500,000	533,179
Little Rock School District, Limited General Obligation
Series A, Insured: AGM State Aid Withholding
2.00%, due 2/1/36	2,000,000	1,563,212
		4,297,863
California 7.1%
Burbank-Glendale-Pasadena Airport Authority Brick Campaign, Revenue Bonds, Senior Lien (d)
Series B
5.00%, due 7/1/33	1,500,000	1,654,359
Series B
5.00%, due 7/1/37	1,500,000	1,657,459
California Community Choice Financing Authority, Clean Energy Project, Revenue Bonds (a)
Series C
5.25%, due 1/1/54	8,555,000	9,174,073
Series G-1
5.25%, due 11/1/54	2,000,000	2,152,230
California Infrastructure & Economic Development Bank, J Paul Getty Trust (The), Revenue Bonds
Series B-2
3.00%, due 10/1/47 (a)	1,035,000	1,034,163
California Infrastructure & Economic Development Bank, California Academy of Sciences, Revenue Bonds
Series A
3.25%, due 8/1/29	750,000	742,393
California Infrastructure & Economic Development Bank, DesertXpress Enterprises LLC, Revenue Bonds
Series A
3.95%, due 1/1/50 (a)(d)(e)	5,365,000	5,365,167
California Infrastructure & Economic Development Bank, Roseville Sustainable Energy Partner LLC, Revenue Bonds
Series A
5.00%, due 7/1/40	2,560,000	2,777,762
California Municipal Finance Authority, United Airlines, Inc. Project, Revenue Bonds
4.00%, due 7/15/29 (d)	2,500,000	2,501,074

	Principal Amount	Value
Long-Term Municipal Bonds
California
California Municipal Finance Authority, Waste Management, Inc., Revenue Bonds
Series A
4.125%, due 10/1/41 (a)(d)	$ 1,500,000	$ 1,504,038
California Municipal Finance Authority, LINXS APM Project, Revenue Bonds, Senior Lien
Series A
5.00%, due 12/31/31 (d)	1,240,000	1,285,739
California Municipal Finance Authority, Palomar Health Obligated Group, Certificate of Participation
Series A, Insured: AGM
5.25%, due 11/1/36	1,300,000	1,457,260
California Municipal Finance Authority, Aldersly Project, Revenue Bonds
Series C, Insured: California Mortgage Insurance
5.50%, due 11/15/27	500,000	500,690
California Pollution Control Financing Authority, Republic Services, Inc., Revenue Bonds
Series A-2
4.10%, due 11/1/42 (a)(d)(e)	1,000,000	1,000,418
California School Finance Authority, Classical Academies Oceanside Project, Revenue Bonds
Series A
4.00%, due 10/1/27 (e)	910,000	908,454
California School Finance Authority, Sonoma County Junior College District Project, Revenue Bonds
Series A
4.00%, due 11/1/41 (e)	240,000	223,782
California School Finance Authority, Classical Academies Project, Revenue Bonds
Series A
5.00%, due 10/1/32 (e)	2,155,000	2,213,133
California State Public Works Board, Various Capital Projects, Revenue Bonds
Series D
5.00%, due 11/1/25	2,575,000	2,644,416
California State Public Works Board, State of California Department of General Services, Revenue Bonds
Series A
5.00%, due 4/1/42	1,610,000	1,833,765
California Statewide Communities Development Authority, Community Infrastructure Program, Special Assessment
Series D
4.75%, due 9/2/33	250,000	252,781
California Statewide Communities Development Authority, Kaiser Foundation Hospitals, Revenue Bonds
Series M
5.00%, due 4/1/38 (a)	1,000,000	1,096,340
California Statewide Financing Authority, TSR Multi-County Special Purpose Trust, Revenue Bonds
Series A
6.00%, due 5/1/43	1,000,000	1,022,986
City of Beaumont, Community Facilities District No. 2021-1, Special Tax
Series 1
5.00%, due 9/1/39	400,000	427,410
City of Corona, Community Facilities District No. 2018-2, Special Tax
Series A
5.00%, due 9/1/29	100,000	106,446
City of San Jose, Unlimited General Obligation
Series A-1
5.00%, due 9/1/41	1,500,000	1,611,000

	Principal Amount	Value
Long-Term Municipal Bonds
California
City of San Mateo, Community Facilities District No. 2008-1, Special Tax
Series 1, Insured: BAM
5.25%, due 9/1/35	$ 1,000,000	$ 1,129,284
Clovis Unified School District, Unlimited General Obligation
Series B, Insured: NATL-RE
(zero coupon), due 8/1/30	1,500,000	1,241,379
County of Los Angeles Community Facilities District No. 2021-01, Improvement Area No. 1, Special Tax
5.00%, due 9/1/27	100,000	105,011
5.00%, due 9/1/30	175,000	188,177
5.00%, due 9/1/32	175,000	188,187
County of Sacramento, Airport System, Revenue Bonds
Series B
5.00%, due 7/1/41	1,000,000	1,021,531
East Bay Municipal Utility District Water System, Water System, Revenue Bonds
Series A
5.00%, due 6/1/44	1,000,000	1,138,616
Foothill-De Anza Community College District, Election of 1999, Unlimited General Obligation
Series B, Insured: NATL-RE FGIC
(zero coupon), due 8/1/29	1,045,000	903,130
Hercules Redevelopment Agency Successor Agency, Tax Allocation
Series A, Insured: AGM
5.00%, due 8/1/37	500,000	558,753
Kern Community College District, Election of 2016, Unlimited General Obligation
Series D
5.25%, due 8/1/37	1,500,000	1,765,802
Los Angeles Unified School District, Unlimited General Obligation
Series A
5.00%, due 7/1/25	1,000,000	1,019,747
Series A
5.00%, due 7/1/34	1,000,000	1,189,087
Madera Unified School District, Election of 2018, Unlimited General Obligation
4.00%, due 8/1/44	100,000	99,632
Northern California Energy Authority, Revenue Bonds
5.00%, due 8/1/28	1,250,000	1,305,845
5.00%, due 12/1/54 (a)	1,305,000	1,393,930
Oakland Unified School District, Election of 2020, Unlimited General Obligation
Series A, Insured: BAM
4.00%, due 8/1/46	500,000	493,385
San Diego County Regional Airport Authority, Revenue Bonds
Series B
5.00%, due 7/1/33 (d)	4,500,000	4,871,731
San Diego County Regional Airport Authority, Revenue Bonds, Senior Lien
Series B
5.25%, due 7/1/38 (d)	1,000,000	1,111,391
San Francisco City & County Airport Commission, San Francisco International Airport, Revenue Bonds, Second Series (d)
Series C
5.00%, due 5/1/33	6,000,000	6,608,153

	Principal Amount	Value
Long-Term Municipal Bonds
California
San Francisco City & County Airport Commission, San Francisco International Airport, Revenue Bonds, Second Series (d)
Series A
5.25%, due 5/1/40	$ 11,850,000	$ 13,124,353
San Joaquin Hills Transportation Corridor Agency, Revenue Bonds, Junior Lien
Series B
5.25%, due 1/15/44	5,000,000	5,030,086
Series B
5.25%, due 1/15/49	2,000,000	2,011,190
Santa Clara Unified School District, Election of 2018, Unlimited General Obligation
3.25%, due 7/1/44	1,100,000	976,538
Saratoga Union School District, Unlimited General Obligation
Insured: NATL-RE
(zero coupon), due 9/1/26	1,925,000	1,806,052
Southern California Public Power Authority, Clean Energy Project, Revenue Bonds
Series A
5.00%, due 4/1/55 (a)	2,560,000	2,737,224
University of California, Revenue Bonds
Series BW
5.00%, due 5/15/33	3,470,000	4,073,748
Series BN
5.50%, due 5/15/40	1,400,000	1,656,469
		102,895,769
Colorado 2.5%
Arapahoe County School District No. 5, Cherry Creek, Unlimited General Obligation
Series B, Insured: State Aid Withholding
2.00%, due 12/15/26	500,000	478,876
Arapahoe County School District No. 6, Unlimited General Obligation
Series A, Insured: State Aid Withholding
5.50%, due 12/1/43	750,000	806,893
Arista Metropolitan District, Limited General Obligation
Series A, Insured: BAM
5.00%, due 12/1/38	1,500,000	1,634,661
Arkansas River Power Authority, Revenue Bonds
Series A
5.00%, due 10/1/38	2,000,000	2,057,803
City & County of Denver, Airport System, Revenue Bonds (d)
Series A
5.00%, due 12/1/31	2,500,000	2,621,650
Series A
5.00%, due 12/1/43	1,000,000	1,027,352
Series A
5.50%, due 11/15/35	1,000,000	1,144,387
Series D
5.75%, due 11/15/41	1,715,000	1,959,620
City & County of Denver, Pledged Excise Tax, Revenue Bonds
Series A
5.00%, due 8/1/44	1,000,000	1,019,591

	Principal Amount	Value
Long-Term Municipal Bonds
Colorado
Colorado Bridge & Tunnel Enterprise, Revenue Bonds
Series A, Insured: AGM
5.00%, due 12/1/41	$ 1,135,000	$ 1,267,675
Series A, Insured: AGM
5.25%, due 12/1/49	1,000,000	1,112,941
Colorado Health Facilities Authority, Aberdeen Ridge, Inc. Obligated Group, Revenue Bonds
Series B-3
2.125%, due 5/15/28	250,000	241,431
Colorado Health Facilities Authority, CommonSpirit Health, Revenue Bonds
Series A-1
4.00%, due 8/1/44	250,000	241,733
Series A-1, Insured: BAM
5.00%, due 8/1/35	180,000	194,053
Series A
5.25%, due 11/1/37	1,450,000	1,640,335
Colorado Health Facilities Authority, Intermountain Healthcare Obligated Group, Revenue Bonds
Series A
5.00%, due 5/15/31	1,550,000	1,741,598
Series A
5.00%, due 5/15/36	1,200,000	1,345,564
Colorado Health Facilities Authority, AdventHealth Obligated Group, Revenue Bonds
Series A-1
5.00%, due 11/15/59 (a)	1,000,000	1,085,259
E-470 Public Highway Authority, Revenue Bonds
Series B
4.321%, due 9/1/39	1,700,000	1,699,425
Fiddlers Business Improvement District, Unlimited General Obligation
5.00%, due 12/1/32 (e)	200,000	206,310
Ground Water Management Subdistrict of Central Colorado, Water Conservancy District, Limited General Obligation
Insured: BAM
4.00%, due 12/1/40	250,000	248,422
Jefferson Center Metropolitan District No. 1, Revenue Bonds
Series A-2
4.125%, due 12/1/40	575,000	533,460
Midtown Clear Creek Metropolitan District, Limited General Obligation
Series A, Insured: BAM
5.50%, due 12/1/43	1,200,000	1,353,951
Park Creek Metropolitan District, Revenue Bonds, Senior Lien
Series A, Insured: NATL-RE
5.00%, due 12/1/26	1,300,000	1,345,820
Ravenna Metropolitan District, Limited General Obligation
Insured: AGM
5.00%, due 12/1/38	1,400,000	1,519,963
Insured: AGM
5.00%, due 12/1/43	1,750,000	1,850,166
Reata South Metropolitan District, Limited General Obligation
5.375%, due 12/1/37	1,000,000	1,016,779

	Principal Amount	Value
Long-Term Municipal Bonds
Colorado
Sky Ranch Community Authority Board, Sky Ranch Metropolitan District No. 1, Revenue Bonds, Senior Lien
Series A
5.00%, due 12/1/49	$ 820,000	$ 820,555
Sterling Ranch Community Authority Board, Colorado Limited Tax Supported and Special Revenue Senior Bonds, Revenue Bonds
Series A
3.375%, due 12/1/30	999,000	948,912
Series A
3.75%, due 12/1/40	500,000	451,216
VDW Metropolitan District No. 2, Limited General Obligation
Series A-2, Insured: BAM
4.00%, due 12/1/45	580,000	546,308
Weld County School District No. RE-2, Unlimited General Obligation
Insured: State Aid Withholding
5.00%, due 12/1/36	1,425,000	1,553,950
		35,716,659
Connecticut 0.8%
City of Danbury, Unlimited General Obligation
5.00%, due 9/24/24 (e)	1,740,000	1,743,666
City of New Haven, Unlimited General Obligation
Series A, Insured: BAM
5.00%, due 8/1/31	1,200,000	1,305,802
Connecticut State Health & Educational Facilities Authority, Yale-New Haven Health Obligated Group, Revenue Bonds
Series B
5.00%, due 7/1/49 (a)	2,150,000	2,325,244
Hartford Stadium Authority, Stadium Authority Lease, Revenue Bonds
Series A
5.00%, due 2/1/36	230,000	230,641
State of Connecticut, Transportation Infrastructure, Special Tax, Revenue Bonds
Series A
4.00%, due 5/1/36	1,040,000	1,074,119
Series A
5.25%, due 7/1/40	1,500,000	1,708,431
Series A
5.25%, due 7/1/40	2,500,000	2,882,590
State of Connecticut, Unlimited General Obligation
Series A
5.77%, due 3/15/25	500,000	501,609
		11,772,102
Delaware 0.4%
Delaware State Economic Development Authority, ACTS Retirement-Life Communities, Inc. Obligated Group, Revenue Bonds
Series B
5.00%, due 11/15/38	770,000	810,645
Series B
5.00%, due 11/15/43	3,010,000	3,116,445

	Principal Amount	Value
Long-Term Municipal Bonds
Delaware
Delaware State Housing Authority, Revenue Bonds
Series A, Insured: GNMA / FNMA / FHLMC
5.75%, due 1/1/55	$ 1,645,000	$ 1,783,462
		5,710,552
District of Columbia 1.0%
District of Columbia, Unlimited General Obligation
Series D
5.00%, due 6/1/41	3,250,000	3,345,386
District of Columbia Housing Finance Agency, Lisner Senior Independent Owner LP, Revenue Bonds
5.00%, due 10/1/41 (a)	3,000,000	3,082,278
District of Columbia Water & Sewer Authority, Revenue Bonds, Sub. Lien
Series A
5.00%, due 10/1/36	1,000,000	1,172,748
Metropolitan Washington Airports Authority, Aviation, Revenue Bonds (d)
Series A
5.00%, due 10/1/29	1,000,000	1,067,312
Series A
5.00%, due 10/1/33	2,600,000	2,873,535
Series A
5.00%, due 10/1/40	2,000,000	2,159,776
		13,701,035
Florida 4.0%
Ave Maria Stewardship Community District, Phase 4 Master Improvement Project Area, Special Assessment
Series A
4.00%, due 5/1/42	1,500,000	1,337,789
4.50%, due 5/1/33 (e)	250,000	252,999
Capital Trust Agency, Inc., Advantage Academy of Hillsborough, Inc., Revenue Bonds
Series A
5.00%, due 12/15/39	500,000	498,972
CFM Community Development District, Capital Improvement, Special Assessment
2.875%, due 5/1/31	100,000	91,102
City of Gainesville, Utilities System, Revenue Bonds
Series A
5.00%, due 10/1/44	635,000	667,581
City of Hallandale Beach, Unlimited General Obligation
3.00%, due 7/1/35	2,150,000	1,963,115
City of Palmetto, Renaissance Arts and Education, Inc., Revenue Bonds
Series A
4.25%, due 6/1/27	100,000	100,495
Series A
5.00%, due 6/1/32	100,000	105,058
City of Tampa, Centre & Lower Basis Storm Water, Special Assessment
5.25%, due 5/1/46	2,730,000	2,861,679
City of West Palm Beach, Utility System, Revenue Bonds
Series A
5.00%, due 10/1/42	2,500,000	2,592,331

	Principal Amount	Value
Long-Term Municipal Bonds
Florida
Cobblestone Community Development District, Assessment Area Two, Special Assessment
Series 2
3.40%, due 5/1/27 (e)	$ 120,000	$ 117,371
Collier County Educational Facilities Authority, Ave Maria University, Inc., Revenue Bonds
5.00%, due 6/1/29	1,065,000	1,084,956
County of Miami-Dade, Seaport Department, Revenue Bonds
Series A-1, Insured: AGM
4.00%, due 10/1/39 (d)	2,000,000	2,005,265
County of Miami-Dade, Aviation, Revenue Bonds (d)
Series A
5.00%, due 10/1/33	6,750,000	6,758,846
Series A
5.00%, due 10/1/33	5,350,000	5,847,399
Series A
5.00%, due 10/1/34	3,000,000	3,301,720
Series A
5.00%, due 10/1/36	1,000,000	1,092,944
Series B
5.00%, due 10/1/40	3,825,000	3,908,721
County of Pasco, State of Florida Cigarette Tax Revenue, Revenue Bonds
Series A, Insured: AGM
5.50%, due 9/1/37	2,040,000	2,351,250
Florida Development Finance Corp., Mater Academy Project, Revenue Bonds
Series A
5.00%, due 6/15/31	515,000	530,291
Florida Development Finance Corp., UF Health Jacksonville Project, Revenue Bonds
Series A
5.00%, due 2/1/33	1,300,000	1,340,637
Fort Pierce Utilities Authority, Revenue Bonds
Series A, Insured: AGM
5.00%, due 10/1/34	325,000	364,079
Hilltop Point Community Development District, Assessment Area One, Special Assessment
Series 1
4.60%, due 5/1/27	100,000	100,301
Hilltop Point Community Development District, Assessment Area Two, Special Assessment
Series 2
4.75%, due 5/1/27	155,000	155,726
JEA Water & Sewer System, Revenue Bonds
Series A
5.25%, due 10/1/49	2,735,000	3,061,831
Laurel Road Community Development District, Special Assessment
Series A-2
3.125%, due 5/1/31	135,000	122,232
Lee Memorial Health System, Obligated Group, Revenue Bonds
Series A-2
5.00%, due 4/1/33 (a)	1,000,000	1,017,057
Miami Health Facilities Authority, Miami Jewish Health Systems Obligated Group, Revenue Bonds
5.00%, due 7/1/31	1,605,000	1,513,406

	Principal Amount	Value
Long-Term Municipal Bonds
Florida
Mid-Bay Bridge Authority, Revenue Bonds
Series A
5.00%, due 10/1/40	$ 500,000	$ 504,355
Palm Beach County Housing Finance Authority, Everglades Townhomes LP, Revenue Bonds
5.00%, due 2/1/27 (a)	994,000	1,017,285
Palm Coast Park Community Development District, Sawmill Branch Phase 2, Special Assessment
4.15%, due 5/1/27	200,000	200,313
Preston Cove Community Development District, Special Assessment
3.25%, due 5/1/27	100,000	97,730
Reunion East Community Development District, Series 2021 Project, Special Assessment
2.85%, due 5/1/31	100,000	90,810
Reunion West Community Development District, Special Assessment
3.00%, due 5/1/36	100,000	88,358
Rolling Hills Community Development District, Special Assessment
Series A-2
3.65%, due 5/1/32	200,000	189,096
Seminole Improvement District, Revenue Bonds
5.00%, due 10/1/32	250,000	256,192
Southern Groves Community Development District No. 5, 2021 Assessment Area, Special Assessment
2.80%, due 5/1/31	425,000	398,747
Sunbridge Stewardship District, Weslyn Park Project Assessment, Special Assessment
4.60%, due 5/1/32	460,000	463,961
Tampa Bay Water, Revenue Bonds
5.00%, due 10/1/40	1,580,000	1,759,553
Two Lakes Community Development District, Expansion Area Project, Special Assessment
3.375%, due 12/15/30	1,510,000	1,428,768
3.75%, due 12/15/39	2,990,000	2,652,062
4.00%, due 12/15/49	2,200,000	1,827,509
Verano No. 3 Community Development District, Special Assessment
2.375%, due 5/1/26	20,000	19,427
Village Community Development District No. 13, Phase III, Special Assessment
2.85%, due 5/1/36	1,495,000	1,307,108
Village Community Development District No. 15, Special Assessment
4.375%, due 5/1/33 (e)	100,000	102,010
Watergrass Community Development District II, Phase 2, Special Assessment
2.50%, due 5/1/31	100,000	88,880
Windward at Lakewood Ranch Community Development District, Phase 2 Project, Special Assessment
3.625%, due 5/1/32	210,000	194,176
Wiregrass II Community Development District, Assessment Area Two, Special Assessment
4.80%, due 5/1/32	100,000	101,552
		57,933,045
Georgia 2.5%
Atlanta Urban Redevelopment Agency, Atlanta BeltLine Special Service District, Revenue Bonds
Insured: BAM
2.875%, due 7/1/31 (e)	665,000	617,273

	Principal Amount	Value
Long-Term Municipal Bonds
Georgia
Atlanta Urban Residential Finance Authority, TBG Englewood Senior LP, Revenue Bonds
Insured: HUD Sector 8 FHA 221(D4)
5.00%, due 5/1/28 (a)	$ 1,440,000	$ 1,487,336
City of Atlanta, Department of Aviation, Revenue Bonds
Series B
5.00%, due 7/1/34 (d)	450,000	491,672
DeKalb Private Hospital Authority, Children's Healthcare of Atlanta, Revenue Bonds
Series B
4.00%, due 7/1/38	820,000	834,846
Development Authority of Burke County (The), Georgia Power Co., Revenue Bonds, First Series
Series 1
3.375%, due 11/1/53 (a)	1,000,000	1,001,129
Gainesville & Hall County Hospital Authority, Northeast Georgia Health System Obligated Group, Revenue Bonds
5.00%, due 10/15/34	1,500,000	1,720,929
Main Street Natural Gas, Inc., Revenue Bonds
Series B
4.00%, due 8/1/49 (a)	2,000,000	2,001,281
Series A
4.00%, due 7/1/52 (a)	5,000,000	5,039,430
Series B
5.00%, due 12/1/54 (a)	3,500,000	3,772,730
Series C
5.00%, due 12/1/54 (a)	8,750,000	9,326,671
Series E-2
5.271%, due 12/1/53	5,000,000	5,146,842
Municipal Electric Authority of Georgia, Plant Vogtle Units 3&4 Project, Revenue Bonds
Series A
5.00%, due 1/1/39	2,000,000	2,094,763
Walton County Water & Sewer Authority, Walton-Hard Labor Creek Reservoir Water Treatment Facility Project, Revenue Bonds
5.25%, due 2/1/47	1,700,000	1,891,451
		35,426,353
Guam 0.7%
Guam Department of Education, John F. Kennedy High School Refunding & Energy Efficiency Project, Certificate of Participation
Series A
4.25%, due 2/1/30	1,500,000	1,462,352
Guam Power Authority, Revenue Bonds
Series A
5.00%, due 10/1/34	650,000	715,426
Series A
5.00%, due 10/1/35	1,100,000	1,238,932
Territory of Guam, Business Privilege Tax, Revenue Bonds
Series F
4.00%, due 1/1/36	400,000	402,769
Series D
5.00%, due 11/15/27	365,000	370,693

	Principal Amount	Value
Long-Term Municipal Bonds
Guam
Territory of Guam, Revenue Bonds
Series F
4.00%, due 1/1/42	$ 2,700,000	$ 2,631,139
Territory of Guam, Section 30, Revenue Bonds
Series A
5.00%, due 12/1/32	1,000,000	1,026,665
Series A
5.00%, due 12/1/34	1,750,000	1,791,959
		9,639,935
Hawaii 0.2%
Kauai County Community Facilities District No. 2008-1, Kukui'ula Development Project, Special Tax
4.00%, due 5/15/26	80,000	79,954
State of Hawaii, Airports System, Revenue Bonds
Series A
5.00%, due 7/1/45 (d)	2,905,000	2,914,891
		2,994,845
Idaho 0.3%
Idaho Health Facilities Authority, Madison Memorial Hospital, Revenue Bonds
5.00%, due 9/1/37	1,870,000	1,881,978
Idaho Housing & Finance Association, Revenue Bonds
Series A, Insured: GNMA / FNMA / FHLMC
3.15%, due 1/1/26	845,000	837,023
Series A, Insured: GNMA / FNMA / FHLMC
6.00%, due 7/1/54	1,500,000	1,654,156
		4,373,157
Illinois 7.7%
Chicago Board of Education, Unlimited General Obligation
Series B
4.00%, due 12/1/38	1,215,000	1,161,820
Series B
4.00%, due 12/1/41	5,750,000	5,323,113
Series B
5.00%, due 12/1/31	1,000,000	1,053,228
Series A
5.00%, due 12/1/33	500,000	525,134
Series B
5.00%, due 12/1/33	1,500,000	1,500,903
Series A, Insured: AGM
5.00%, due 12/1/35	500,000	523,911
Series A
5.00%, due 12/1/37	1,085,000	1,130,207
Series D
5.00%, due 12/1/46	1,485,000	1,490,043
Series D
5.00%, due 12/1/46	1,000,000	996,731

	Principal Amount	Value
Long-Term Municipal Bonds
Illinois
Chicago Board of Education, Unlimited General Obligation
Series C
5.25%, due 12/1/35	$ 450,000	$ 451,080
Chicago Board of Education, Dedicated Capital Improvement, Unlimited General Obligation
Series D
5.00%, due 12/1/31	655,000	670,324
Series H
5.00%, due 12/1/36	500,000	509,754
Chicago Board of Education, Dedicated Capital Improvement, Revenue Bonds
6.00%, due 4/1/46	1,000,000	1,045,664
Chicago Board of Education, Project, Unlimited General Obligation
Series C
5.25%, due 12/1/39	1,000,000	1,001,277
Chicago O'Hare International Airport, General, Revenue Bonds, Senior Lien
Series C
5.00%, due 1/1/36	4,340,000	4,423,261
Series D
5.00%, due 1/1/36	1,000,000	1,123,833
Series D
5.00%, due 1/1/37	1,000,000	1,120,969
Series A
5.00%, due 1/1/39 (d)	1,640,000	1,703,802
Series B
5.00%, due 1/1/39	1,350,000	1,433,368
Chicago O'Hare International Airport, TRIPS Obligated Group, Revenue Bonds
5.00%, due 7/1/48 (d)	3,000,000	3,028,301
Chicago O'Hare International Airport, Passenger Facility Charge, Revenue Bonds, Senior Lien
Insured: BAM
5.25%, due 1/1/39	1,195,000	1,340,841
Chicago Transit Authority, Revenue Bonds
Insured: AGM
5.00%, due 12/1/44	10,000,000	10,027,181
5.25%, due 12/1/49	1,000,000	1,002,226
City of Chicago, City Colleges, Unlimited General Obligation
Insured: NATL-RE
(zero coupon), due 1/1/27	850,000	782,950
City of Chicago, Unlimited General Obligation
Series A
4.00%, due 1/1/32	1,000,000	1,005,702
Series A
5.00%, due 1/1/32	1,500,000	1,606,268
Series A
5.00%, due 1/1/44	2,000,000	2,043,585
Series A
6.00%, due 1/1/38	2,500,000	2,596,478
City of Chicago, Grace Manor LP, Revenue Bonds
Insured: HUD Sector 8 FHA 221(D4)
5.00%, due 11/1/26 (a)	5,000,000	5,068,791

	Principal Amount	Value
Long-Term Municipal Bonds
Illinois
City of Chicago, Wastewater Transmission Project, Revenue Bonds, Second Lien
Series A, Insured: AGM
5.25%, due 1/1/42	$ 450,000	$ 463,863
City of Chicago Heights, Olympic Village LLC, Revenue Bonds
Insured: HUD Sector 8 FHA 223(F) GNMA
2.875%, due 8/1/27 (a)	1,000,000	990,678
City of Joliet, Rock Run Crossing Project, Unlimited General Obligation
Insured: BAM
5.50%, due 12/15/42	2,000,000	2,233,359
City of Joliet, Unlimited General Obligation
Insured: BAM
5.50%, due 12/15/44	1,000,000	1,111,960
County of Cook, Sales Tax, Revenue Bonds
Series A
5.25%, due 11/15/45	1,500,000	1,638,068
Fox Lake Public Library District, Unlimited General Obligation
Insured: BAM
3.00%, due 2/1/28	1,175,000	1,132,483
Illinois Finance Authority, Washington and Jane Smith Home (The), Revenue Bonds
4.00%, due 10/15/24	215,000	214,426
Illinois Finance Authority, Acero Charter Schools, Inc., Revenue Bonds
4.00%, due 10/1/33 (e)	250,000	245,098
Illinois Finance Authority, University of Chicago (The), Revenue Bonds
Series A
4.00%, due 10/1/38	2,500,000	2,480,297
Illinois Finance Authority, Carle Foundation, Revenue Bonds
Series A
5.00%, due 8/15/34	250,000	276,917
Illinois Finance Authority, Silver Cross Hospital Obligated Group, Revenue Bonds
Series C
5.00%, due 8/15/44	3,400,000	3,416,381
Illinois Housing Development Authority, Revenue Bonds
Series A, Insured: GNMA / FNMA / FHLMC
4.375%, due 10/1/41	755,000	761,806
Illinois Housing Development Authority, Island Terrace 4% Preservation Associates LP, Revenue Bonds
5.00%, due 2/1/27 (a)	6,000,000	6,140,554
Illinois Housing Development Authority, Lakeview Landing LP, Revenue Bonds
Series A, Insured: HUD Sector 8
5.00%, due 11/1/27 (a)	1,310,000	1,356,463
Illinois Municipal Electric Agency, Revenue Bonds
Series A
4.00%, due 2/1/34	1,500,000	1,484,698
Illinois Sports Facilities Authority (The), Revenue Bonds
5.00%, due 6/15/30	1,000,000	1,051,008
Illinois State Toll Highway Authority, Revenue Bonds
Series C
5.00%, due 1/1/38	2,395,000	2,408,277

	Principal Amount	Value
Long-Term Municipal Bonds
Illinois
Illinois State Toll Highway Authority, Revenue Bonds
Series C
5.00%, due 1/1/39	$ 1,825,000	$ 1,834,263
Series A
5.00%, due 1/1/40	1,000,000	1,009,201
Series B
5.00%, due 1/1/40	1,000,000	1,017,555
Illinois State Toll Highway Authority, Revenue Bonds, Senior Lien
Series A
5.00%, due 1/1/39	1,500,000	1,714,298
Lake County Consolidated High School District No. 120, Limited General Obligation
Series A
5.50%, due 12/1/38	825,000	931,500
Madison County Community Unit School District No. 7, Unlimited General Obligation
Series D, Insured: BAM
5.00%, due 12/1/25	1,500,000	1,532,671
Metropolitan Pier & Exposition Authority, McCormick Place Expansion Project, Revenue Bonds
Series A
4.00%, due 12/15/42	650,000	640,172
Series A
5.00%, due 12/15/28	2,000,000	2,091,340
Metropolitan Water Reclamation District of Greater Chicago, Green Bond, Unlimited General Obligation
Series E
5.00%, due 12/1/41	1,000,000	1,024,322
Sales Tax Securitization Corp., Revenue Bonds, Second Lien
Series A, Insured: BAM
5.00%, due 1/1/37	1,285,000	1,384,753
Sales Tax Securitization Corp., Revenue Bonds
Series C
5.50%, due 1/1/36	2,000,000	2,158,353
Sangamon & Morgan Counties Community Unit School District No. 16, Unlimited General Obligation
Series A, Insured: AGM
5.50%, due 12/1/36	350,000	395,082
Southwestern Illinois Development Authority, Madison County Community Unit School District No. 7 Edwardsville, Revenue Bonds
Series A, Insured: BAM
5.50%, due 12/1/35	1,500,000	1,722,655
St. Clair County Community Unit School District No. 187, Unlimited General Obligation
Series A, Insured: AGM
5.00%, due 1/1/27	130,000	134,908
Series B, Insured: AGM
5.00%, due 1/1/36	265,000	296,047
Series B, Insured: AGM
5.00%, due 1/1/37	225,000	250,203
Series A, Insured: AGM
5.00%, due 1/1/39	350,000	385,926
Series B, Insured: AGM
5.00%, due 1/1/40	210,000	230,101

	Principal Amount	Value
Long-Term Municipal Bonds
Illinois
St. Clair County Community Unit School District No. 187, Unlimited General Obligation
Series A, Insured: AGM
5.00%, due 1/1/42	$ 500,000	$ 543,073
Series B, Insured: AGM
5.00%, due 1/1/43	250,000	270,265
State of Illinois, Unlimited General Obligation
Series D
5.00%, due 11/1/28	1,000,000	1,050,519
5.00%, due 2/1/39	1,370,000	1,370,112
Insured: AGM-CR
5.25%, due 2/1/34	1,975,000	1,977,134
5.50%, due 5/1/39	500,000	548,225
Village of Bradley, Unlimited General Obligation
Insured: AGM
5.00%, due 12/15/42	700,000	756,630
Insured: AGM
5.00%, due 12/15/43	800,000	861,985
Will County School District No. 114, Manhattan, Unlimited General Obligation
Insured: BAM
5.25%, due 1/1/39	175,000	194,976
Insured: BAM
5.50%, due 1/1/43	1,825,000	2,042,668
		111,466,018
Indiana 1.8%
Avon Community School Building Corp., First Mortgage Bonds, Revenue Bonds
Insured: State Intercept
5.25%, due 7/15/37	1,000,000	1,153,088
Brownsburg 1999 School Building Corp., Revenue Bonds
Insured: State Intercept
5.50%, due 7/15/42	1,000,000	1,103,986
City of Bloomington, Waterworks, Revenue Bonds
Insured: BAM
5.00%, due 7/1/36	1,495,000	1,642,288
City of Lafayette, Local Income Tax, Revenue Bonds
Insured: BAM State Intercept
3.00%, due 12/31/33	1,195,000	1,054,574
City of Valparaiso, Pratt Paper LLC, Revenue Bonds
4.50%, due 1/1/34 (d)(e)	1,350,000	1,386,111
Danville Community School Corp., Limited General Obligation
Insured: State Intercept
5.00%, due 1/15/25	1,455,000	1,461,954
Greater Clark Building Corp., Revenue Bonds
Series B, Insured: State Intercept
6.00%, due 7/15/38	1,000,000	1,214,751
Series B, Insured: State Intercept
6.00%, due 7/15/40	1,300,000	1,553,293

	Principal Amount	Value
Long-Term Municipal Bonds
Indiana
Greater Clark Building Corp., Revenue Bonds
Series B, Insured: State Intercept
6.00%, due 1/15/43	$ 1,170,000	$ 1,381,357
Indiana Finance Authority, Indiana University Health, Revenue Bonds
Series L
0.70%, due 12/1/46 (a)	655,000	628,561
Series A
5.00%, due 12/1/40	1,500,000	1,511,854
Indiana Finance Authority, Indianapolis Power & Light Co. Project, Revenue Bonds (a)
Series B
0.95%, due 12/1/38 (d)	4,525,000	4,261,398
Series A
1.40%, due 8/1/29	250,000	216,033
Indiana Finance Authority, Republic Services, Inc. Project, Revenue Bonds
4.20%, due 12/1/37 (a)(d)	1,250,000	1,250,815
Indiana Housing & Community Development Authority, Tower Portfolio Project, Revenue Bonds
Insured: FHA 223(F)
5.00%, due 10/1/26 (a)	1,500,000	1,514,954
IPS Multi-School Building Corp., Indianapolis Board of School Commissioners, Revenue Bonds
Insured: State Intercept
5.25%, due 7/15/40	1,850,000	2,056,921
Tippecanoe County School Building Corp., Revenue Bonds
Series B, Insured: State Intercept
6.00%, due 1/15/43	500,000	591,163
Tri-Creek 2002 High School Building Corp., Revenue Bonds
Insured: State Intercept
5.50%, due 7/15/43	2,000,000	2,256,023
		26,239,124
Iowa 1.7%
City of Des Moines, Unlimited General Obligation
Series D
1.50%, due 6/1/34	1,200,000	897,494
Series D
1.75%, due 6/1/38	540,000	378,783
Series F
2.00%, due 6/1/35	2,375,000	1,873,208
Series F
2.00%, due 6/1/36	2,415,000	1,855,172
County of Polk, Unlimited General Obligation
Series A
3.00%, due 6/1/32	2,000,000	1,938,694
County of Polk, Capital Loan Notes, Unlimited General Obligation (d)
Series A
5.00%, due 6/1/26	1,785,000	1,837,215
Series A
5.00%, due 6/1/32	1,250,000	1,388,498

	Principal Amount	Value
Long-Term Municipal Bonds
Iowa
County of Polk, Capital Loan Notes, Unlimited General Obligation (d)
Series A
5.00%, due 6/1/35	$ 2,000,000	$ 2,211,553
Series A
5.00%, due 6/1/38	3,205,000	3,501,260
Series A
5.00%, due 6/1/39	1,000,000	1,085,632
Series A
5.00%, due 6/1/40	1,430,000	1,542,356
Series A
5.00%, due 6/1/41	1,000,000	1,072,560
Series A
5.00%, due 6/1/42	850,000	907,271
Series A
5.00%, due 6/1/43	800,000	849,425
Hampton-Dumont Community School District, Revenue Bonds
Insured: AGM
6.00%, due 6/1/29	930,000	1,018,007
Iowa City Community School District, Unlimited General Obligation
2.50%, due 6/1/38	565,000	454,510
2.50%, due 6/1/39	1,035,000	808,250
Waukee Community School District, Unlimited General Obligation
Series B
2.00%, due 6/1/36	1,000,000	776,247
Series B
2.125%, due 6/1/39	1,000,000	739,359
		25,135,494
Kentucky 9.8%
Adair County School District Finance Corp., Revenue Bonds
Insured: State Intercept
4.25%, due 9/1/36	1,495,000	1,541,944
Anderson County School District Finance Corp., Revenue Bonds
Insured: State Intercept
4.125%, due 2/1/32	1,015,000	1,044,366
Beechwood Independent School District Finance Corp., Revenue Bonds
Insured: State Intercept
4.00%, due 8/1/31	645,000	659,229
Bullitt County School District Finance Corp., Revenue Bonds
Insured: BAM State Intercept
1.875%, due 12/1/36	970,000	746,726
Campbellsville Independent School District Finance Corp., Revenue Bonds
Insured: State Intercept
4.00%, due 8/1/36	870,000	873,338
Christian County School District Finance Corp., Revenue Bonds
Insured: AGM-State Intercept
4.00%, due 10/1/37	2,000,000	2,086,995

	Principal Amount	Value
Long-Term Municipal Bonds
Kentucky
City of Ashland, Royal Blue Health LLC Obligated Group, Revenue Bonds
Insured: AGM
3.00%, due 2/1/40	$ 2,600,000	$ 2,226,807
Series A
4.00%, due 2/1/36	1,000,000	969,015
City of Ashland, Ashland Hospital Corp., Revenue Bonds
Series A
5.00%, due 2/1/40	500,000	502,788
City of Bowling Green, Unlimited General Obligation
Series A
2.00%, due 9/1/44	500,000	326,587
City of Henderson, Pratt Paper LLC Project, Revenue Bonds
Series B
3.70%, due 1/1/32 (d)(e)	345,000	339,929
City of Newport, Unlimited General Obligation
Insured: AGM
2.00%, due 2/1/38	620,000	468,309
Commonwealth of Kentucky, State Office Building Project, Certificate of Participation
Series A
4.00%, due 4/15/27	2,250,000	2,294,241
County of Boone, Duke Energy Kentucky, Inc., Revenue Bonds
Series A
3.70%, due 8/1/27	1,000,000	995,557
County of Boyle, Centre College of Kentucky, Revenue Bonds
5.00%, due 6/1/28	2,050,000	2,133,133
5.00%, due 6/1/29	1,000,000	1,037,978
County of Carroll, Kentucky Utilities Co., Revenue Bonds
Series A
3.375%, due 2/1/26 (d)	2,000,000	1,962,338
County of Warren, Unlimited General Obligation
Insured: BAM
1.75%, due 12/1/35	695,000	544,128
County of Warren, Bowling Green-Warren County Community Hospital Corp., Revenue Bonds
Series A
4.00%, due 10/1/29	680,000	680,364
Eastern Kentucky University, Revenue Bonds
Series A, Insured: State Intercept
4.50%, due 4/1/32	870,000	875,422
Series A, Insured: State Intercept
5.00%, due 10/1/30	1,230,000	1,305,505
Fayette County School District Finance Corp., Fayette County School District, Revenue Bonds
Series D, Insured: State Intercept
5.00%, due 8/1/31	3,000,000	3,038,263
Hopkins County School District Finance Corp., School Building, Revenue Bonds
Insured: BAM State Intercept
2.00%, due 2/1/39	1,500,000	1,097,016

	Principal Amount	Value
Long-Term Municipal Bonds
Kentucky
Jefferson County Kentucky Capital Projects Corp., Administrative Office of the Courts, Revenue Bonds
Series A, Insured: AGM
4.375%, due 6/1/27	$ 1,050,000	$ 1,051,164
Series A, Insured: AGM
4.375%, due 6/1/28	1,605,000	1,606,805
Jefferson County School District Finance Corp., Jefferson County Board of Education, Revenue Bonds
Series B, Insured: State Intercept
4.00%, due 7/1/26	4,000,000	4,003,107
Jefferson County School District Finance Corp., Kentucky School Facilities Construction Commission, Revenue Bonds
Series A, Insured: State Intercept
4.50%, due 4/1/32	1,075,000	1,084,916
Johnson County School District Finance Corp., Johnson County School District, Revenue Bonds
Insured: State Intercept
4.00%, due 4/1/32	1,080,000	1,121,889
Kenton County School District Finance Corp., Revenue Bonds
Insured: BAM State Intercept
3.00%, due 2/1/31	2,040,000	1,962,710
Series A, Insured: State Intercept
4.00%, due 8/1/37	1,080,000	1,095,441
Kentucky Asset Liability Commission Project, 2014 Federal Highway Trust Fund, Revenue Bonds
Series A
5.00%, due 9/1/26	2,000,000	2,003,004
Series A
5.00%, due 9/1/27	1,000,000	1,018,246
Kentucky Association of Counties Finance Corp., Revenue Bonds
Series E, Class 1
3.00%, due 2/1/38	1,210,000	1,065,874
Series B, Class 1
5.00%, due 2/1/25	365,000	367,907
Series B, Class 1
5.00%, due 2/1/26	385,000	394,530
Kentucky Association of Counties Finance Corp., Revenue Bonds, First Series
Series C, Class 1
4.00%, due 2/1/25	180,000	180,084
Kentucky Bond Corp., Revenue Bonds, First Series
Series A, Class 1
2.00%, due 2/1/37	575,000	437,087
Series A, Class 1
2.00%, due 2/1/38	590,000	433,864
Series A, Class 1
2.00%, due 2/1/39	600,000	427,599
Series F, Class 1
3.00%, due 2/1/41	730,000	615,609
Kentucky Bond Corp., City of Shepherdsville, Revenue Bonds, First Series
Series A, Class 1
4.00%, due 2/1/34	1,295,000	1,335,329

	Principal Amount	Value
Long-Term Municipal Bonds
Kentucky
Kentucky Bond Development Corp., Transylvania University Project, Revenue Bonds
Series A
3.00%, due 3/1/38	$ 645,000	$ 559,660
Series B
4.00%, due 3/1/33	510,000	512,426
Series B
4.00%, due 3/1/34	610,000	612,195
Kentucky Bond Development Corp., Lexington Center Corp. Project, Revenue Bonds
Series B
5.00%, due 9/1/27	1,585,000	1,657,781
Kentucky Economic Development Finance Authority, Next Generation Information Highway Project, Revenue Bonds, Senior Lien
Series A
5.00%, due 7/1/25	1,500,000	1,513,005
Series A
5.00%, due 7/1/40	2,145,000	2,152,204
Series A
5.00%, due 1/1/45	3,200,000	3,205,026
Kentucky Higher Education Student Loan Corp., Revenue Bonds, Senior Lien (d)
Series A
4.00%, due 6/1/34	85,000	82,291
Series A-1
4.00%, due 6/1/37	500,000	484,685
Series A
5.00%, due 6/1/26	600,000	612,719
Series A-1
5.00%, due 6/1/28	1,000,000	1,036,313
Kentucky Housing Corp., Churchill Park LLLP, Revenue Bonds
Series A-2, Insured: HUD Sector 8
4.65%, due 5/1/25 (e)	3,000,000	3,001,100
Kentucky Municipal Power Agency, Prairie State Project, Revenue Bonds
Series A
5.00%, due 9/1/35	1,545,000	1,619,747
Kentucky Public Energy Authority, Gas Supply, Revenue Bonds (a)
Series C
4.00%, due 2/1/50	2,600,000	2,614,657
Series A-1
5.25%, due 4/1/54	2,500,000	2,723,420
Kentucky Rural Water Finance Corp., Revenue Bonds
Series I
2.00%, due 2/1/35	265,000	211,712
Series I
2.00%, due 2/1/36	475,000	371,221
Series I
2.00%, due 2/1/37	280,000	211,414
Series D
3.00%, due 8/1/33	580,000	537,239
Series C
4.00%, due 2/1/28	175,000	175,099

	Principal Amount	Value
Long-Term Municipal Bonds
Kentucky
Kentucky Rural Water Finance Corp., Revenue Bonds
Series C
4.00%, due 2/1/29	$ 100,000	$ 100,052
Kentucky Rural Water Finance Corp., Flexible Term Program, Revenue Bonds
Series F
4.00%, due 2/1/26	120,000	120,073
Series F
4.00%, due 2/1/27	125,000	125,074
Series F
4.00%, due 2/1/28	130,000	130,073
Series F
4.00%, due 2/1/29	140,000	140,073
Series D, Insured: NATL-RE
4.50%, due 8/1/24	255,000	255,000
Series D, Insured: NATL-RE
4.50%, due 8/1/27	290,000	290,280
Series D, Insured: NATL-RE
4.60%, due 8/1/28	245,000	245,226
Series D, Insured: NATL-RE
4.625%, due 8/1/29	315,000	315,302
Kentucky State Property & Building Commission, Project No. 114, Revenue Bonds
4.00%, due 10/1/30	1,400,000	1,423,982
Kentucky State Property & Building Commission, Project No. 122, Revenue Bonds
Series A
4.00%, due 11/1/37	1,750,000	1,757,364
Kentucky State Property & Building Commission, Project No. 119, Revenue Bonds
5.00%, due 5/1/25	1,015,000	1,029,822
Kentucky State Property & Building Commission, Revenue Bonds
Series A
5.00%, due 11/1/26	2,485,000	2,586,296
Kentucky State Property & Building Commission, Project No. 112, Revenue Bonds
Series B, Insured: State Appropriations
5.00%, due 11/1/27	2,040,000	2,122,016
Series B, Insured: State Appropriations
5.00%, due 11/1/28	1,425,000	1,480,086
Series A, Insured: State Appropriations
5.00%, due 2/1/31	2,500,000	2,566,675
Kentucky State Property & Building Commission, Project No. 115, Revenue Bonds
5.00%, due 4/1/29	1,000,000	1,043,507
Kentucky State Property & Building Commission, Project No. 117, Revenue Bonds
Series B
5.00%, due 5/1/30	2,000,000	2,082,893
Series B
5.00%, due 5/1/36	500,000	522,133
Kentucky State Property & Building Commission, Project No. 108, Revenue Bonds
Series A
5.00%, due 8/1/33	3,000,000	3,035,020

	Principal Amount	Value
Long-Term Municipal Bonds
Kentucky
Kentucky State University, Project, Certificate of Participation
Insured: BAM
4.00%, due 11/1/34	$ 300,000	$ 312,568
Insured: BAM
4.00%, due 11/1/36	310,000	320,108
Insured: BAM
4.00%, due 11/1/38	740,000	757,255
Kentucky Turnpike Authority, Revitalization Projects, Revenue Bonds
Series B
5.00%, due 7/1/28	900,000	968,548
Series A
5.00%, due 7/1/30	4,030,000	4,090,184
Series B
5.00%, due 7/1/33	2,925,000	3,015,376
Lewis County School District Finance Corp., Revenue Bonds
Insured: BAM State Intercept
2.00%, due 2/1/39	1,600,000	1,151,169
Lexington-Fayette Urban County Government, Unlimited General Obligation
Series A
4.00%, due 9/1/29	3,350,000	3,350,860
Logan County School District Finance Corp., Kentucky Energy Conservation, Revenue Bonds
Insured: State Intercept
4.00%, due 4/1/33	575,000	580,099
Insured: State Intercept
4.00%, due 4/1/34	615,000	619,927
Louisville & Jefferson County Visitors and Convention Commission, Revenue Bonds
Insured: BAM
3.125%, due 6/1/41	1,000,000	859,823
Louisville and Jefferson County Metropolitan Sewer District, Revenue Bonds
Series A
4.50%, due 5/15/30	1,920,000	1,925,432
Louisville Regional Airport Authority, Revenue Bonds (d)
Series A
5.00%, due 7/1/26	2,325,000	2,326,641
Series A
5.00%, due 7/1/27	1,895,000	1,896,423
Louisville/Jefferson County Metropolitan Government, Bellarmine University, Inc., Revenue Bonds
Series A
5.00%, due 5/1/33	2,270,000	2,179,240
Madison County School District Finance Corp., Madison County School District, Revenue Bonds
Insured: State Intercept
4.00%, due 2/1/38	1,460,000	1,488,034
Morehead State University, Revenue Bonds
Series A, Insured: State Intercept
4.00%, due 4/1/31	1,000,000	1,005,315
Murray Electric Plant Board, Revenue Bonds
Insured: AGM
3.00%, due 12/1/35	1,380,000	1,247,958

	Principal Amount	Value
Long-Term Municipal Bonds
Kentucky
Murray State University, Revenue Bonds
Series A, Insured: BAM State Intercept
3.00%, due 9/1/35	$ 1,230,000	$ 1,138,723
Series A, Insured: State Intercept
4.50%, due 3/1/30	1,850,000	1,863,005
Northern Kentucky University, Revenue Bonds
Series A, Insured: AGM-State Intercept
3.00%, due 9/1/40	990,000	829,605
Parking Authority of River City, Inc., Revenue Bonds
Series A
2.00%, due 12/1/33	780,000	649,661
Series A
2.00%, due 12/1/34	800,000	655,164
Series A
2.00%, due 12/1/35	810,000	650,298
Powell County School District Finance Corp., Powell County Board of Education, Revenue Bonds
Insured: State Intercept
4.00%, due 2/1/39	1,235,000	1,220,431
Pulaski County School District Finance Corp., Pulaski County School District, Revenue Bonds
Insured: State Intercept
4.125%, due 6/1/34	1,510,000	1,552,543
Scott County School District Finance Corp., Scott County Board of Education, Revenue Bonds
Insured: State Intercept
4.00%, due 2/1/32	1,000,000	1,039,002
Shelby County School District Finance Corp., Shelby County Public School District, Revenue Bonds
Insured: State Intercept
4.00%, due 2/1/28	3,200,000	3,255,789
Insured: State Intercept
4.00%, due 2/1/29	2,440,000	2,482,710
University of Kentucky, Revenue Bonds
Series A, Insured: BAM State Intercept
3.00%, due 4/1/39	2,715,000	2,378,690
University of Kentucky, Certificate of Participation
Series A
4.00%, due 5/1/39	1,000,000	1,006,267
University of Louisville, Revenue Bonds
Series B, Insured: BAM State Intercept
3.00%, due 9/1/32	1,235,000	1,169,883
Series B, Insured: BAM State Intercept
3.00%, due 9/1/33	1,275,000	1,190,687
		142,397,422
Louisiana 1.3%
City of New Orleans, Unlimited General Obligation
Series A, Insured: BAM
5.00%, due 12/1/33	1,250,000	1,387,862

	Principal Amount	Value
Long-Term Municipal Bonds
Louisiana
Greater New Orleans Expressway Commission, Revenue Bonds
Insured: AGM
5.00%, due 11/1/42	$ 1,500,000	$ 1,520,222
Jefferson Davis Parish Road Sales Tax District No. 1, Revenue Bonds
Insured: AGM
4.00%, due 2/1/26	915,000	924,230
Jefferson Parish Consolidated Sewerage District No. 1, Revenue Bonds
Insured: BAM
4.00%, due 2/1/42	260,000	258,356
Louisiana Housing Corp., Tivoli Place Project, Revenue Bonds
Series A, Insured: HUD Sector 8 FHA 221(D4)
5.00%, due 7/1/26	6,000,000	6,111,084
New Orleans Aviation Board, Louis Armstrong New Orleans International Airport, Revenue Bonds
Series B
5.00%, due 1/1/43 (d)	2,000,000	2,020,304
State of Louisiana, Gasoline & Fuels Tax, Revenue Bonds, Second Lien
Series C
5.00%, due 5/1/40	6,250,000	6,511,994
		18,734,052
Maine 0.7%
Maine Health & Higher Educational Facilities Authority, MaineHealth Obligated Group, Revenue Bonds
Series B, Insured: AGM
5.25%, due 7/1/41	5,155,000	5,725,051
Series B, Insured: AGM
5.25%, due 7/1/43	2,275,000	2,505,208
Maine Health & Higher Educational Facilities Authority, Northern Light Health Obligated Group, Revenue Bonds
Series C, Insured: AGM State Aid Withholding
5.50%, due 7/1/38	1,000,000	1,132,220
Maine State Housing Authority, Revenue Bonds
Series G
1.85%, due 11/15/30	1,000,000	856,678
		10,219,157
Maryland 0.4%
City of Baltimore, Harbor Point Project, Revenue Bonds
4.50%, due 6/1/33	100,000	100,380
County of Charles, Consolidated Public Improvement, Unlimited General Obligation
1.75%, due 10/1/35	1,000,000	775,749
County of Prince George's, Limited General Obligation
Series A
5.00%, due 7/15/33	1,560,000	1,673,234
Maryland Community Development Administration, Revenue Bonds
Series A, Insured: GNMA / FNMA / FHLMC
5.00%, due 9/1/42	1,000,000	1,051,761
Maryland Economic Development Corp., Morgan View & Thurgood Marshall Student Housing, Revenue Bonds
Series A
5.25%, due 7/1/32	465,000	516,119

	Principal Amount	Value
Long-Term Municipal Bonds
Maryland
Maryland Stadium Authority, Baltimore City Public School Construction Financing Fund, Revenue Bonds
Series A, Insured: State Intercept
5.00%, due 5/1/42	$ 1,820,000	$ 1,893,116
Maryland State Transportation Authority, Passenger Facility Charge, Revenue Bonds
Series A
4.00%, due 6/1/29 (d)	335,000	334,996
		6,345,355
Massachusetts 0.4%
Commonwealth of Massachusetts, Consolidated Loan, Limited General Obligation
Series A
5.00%, due 5/1/48	1,000,000	1,091,506
Massachusetts Bay Transportation Authority, Sales Tax, Revenue Bonds
Series A
(zero coupon), due 7/1/31	1,000,000	796,005
Massachusetts Development Finance Agency, Provident Commonwealth Education Resources, Inc., Revenue Bonds
5.00%, due 10/1/30	1,200,000	1,227,609
5.00%, due 10/1/34	1,500,000	1,529,505
Massachusetts Development Finance Agency, UMass Dartmouth Student Housing Project, Revenue Bonds
5.00%, due 10/1/34	500,000	513,961
		5,158,586
Michigan 2.1%
Calhoun County Hospital Finance Authority, Oaklawn Hospital, Revenue Bonds
5.00%, due 2/15/28	240,000	242,721
Charter Township of Emmett, Unlimited General Obligation
Insured: AGM
3.00%, due 4/1/34	1,045,000	932,939
City of Detroit, Unlimited General Obligation
Series A
5.00%, due 4/1/34	275,000	296,925
5.50%, due 4/1/40	430,000	463,702
Ferndale Public Schools, Unlimited General Obligation
Insured: Q-SBLF
5.00%, due 5/1/42	1,090,000	1,184,179
Gerald R Ford International Airport Authority, Revenue Bonds (d)
Insured: County Guaranteed
5.00%, due 1/1/30	1,055,000	1,147,443
Insured: County Guaranteed
5.00%, due 1/1/36	705,000	792,406
Insured: County Guaranteed
5.00%, due 1/1/39	1,000,000	1,107,677
Insured: County Guaranteed
5.00%, due 1/1/42	1,100,000	1,200,197
Insured: County Guaranteed
5.00%, due 1/1/44	1,100,000	1,190,363

	Principal Amount	Value
Long-Term Municipal Bonds
Michigan
Grand Blanc Community Schools, Unlimited General Obligation
Insured: Q-SBLF
2.375%, due 11/1/42	$ 1,475,000	$ 1,055,098
Great Lakes Water Authority, Sewage Disposal System, Revenue Bonds, Second Lien
Series C
5.00%, due 7/1/36	1,000,000	1,023,238
Great Lakes Water Authority, Water Supply System, Revenue Bonds, Senior Lien
Series A
5.00%, due 7/1/46	1,000,000	1,019,379
Series C
5.25%, due 7/1/33	1,500,000	1,550,610
Ida Public Schools, Limited General Obligation
Insured: BAM
5.00%, due 5/1/31	1,235,000	1,321,324
Michigan Finance Authority, Tobacco Settlement Asset-Backed, Revenue Bonds, Senior Lien
Series A, Class 1
4.00%, due 6/1/34	500,000	513,551
Michigan Finance Authority, BHSH System Obligated Group, Revenue Bonds
Series A
5.00%, due 4/15/29	1,000,000	1,080,084
Michigan Finance Authority, Beaumont Health Obligated Group, Revenue Bonds
Series A
5.00%, due 11/1/44	1,000,000	1,008,415
Michigan Finance Authority, Universal Learning Academy, Revenue Bonds
6.00%, due 11/1/32	1,250,000	1,289,977
Michigan State Housing Development Authority, 24 East Ltd. Dividend Housing Association LP, Revenue Bonds
3.625%, due 4/1/42 (a)	1,760,000	1,767,931
Michigan State Housing Development Authority, New Baltimore Place Apartments Project, Revenue Bonds
Insured: HUD Sector 8
5.00%, due 12/1/25 (a)	1,097,000	1,100,108
Michigan State Housing Development Authority, Traditions of Holland Apartments Ltd. Dividend Housing Association LLC, Revenue Bonds
Insured: FHA 221(D4)
5.00%, due 11/1/26 (a)	2,000,000	2,054,738
Michigan Strategic Fund, I-75 Improvement Project, Revenue Bonds
Insured: AGM
4.25%, due 12/31/38 (d)	500,000	499,938
Richmond Community Schools, School Building and Site, Unlimited General Obligation
Series I, Insured: Q-SBLF
4.00%, due 5/1/36	750,000	771,841
State of Michigan, Trunk Line, Revenue Bonds
5.50%, due 11/15/44	2,000,000	2,305,061
Wayne County Airport Authority, Detroit Metropolitan Wayne County Airport, Revenue Bonds (d)
Series C
5.00%, due 12/1/39	1,475,000	1,477,295
Series B, Insured: AGM
5.50%, due 12/1/40	1,595,000	1,807,384

	Principal Amount	Value
Long-Term Municipal Bonds
Michigan
Wyoming Public Schools, Unlimited General Obligation
Series III, Insured: AGM
4.00%, due 5/1/41	$ 500,000	$ 508,635
		30,713,159
Minnesota 0.3%
City of Independence, Global Academy Project, Revenue Bonds
Series A
4.00%, due 7/1/41	280,000	249,929
City of Minneapolis, Unlimited General Obligation
3.00%, due 12/1/33	1,290,000	1,203,522
Minnesota Housing Finance Agency, Revenue Bonds
Series C, Insured: GNMA / FNMA / FHLMC
3.80%, due 7/1/38 (d)	2,265,000	2,212,898
Worthington Independent School District No. 518, Unlimited General Obligation
Series A, Insured: SD CRED PROG
3.00%, due 2/1/34	1,210,000	1,116,853
		4,783,202
Mississippi 0.1%
Mississippi Home Corp., Revenue Bonds
Series C, Insured: GNMA / FNMA / FHLMC
5.00%, due 12/1/39	1,000,000	1,094,875
Mississippi Hospital Equipment & Facilities Authority, Forrest County General Hospital Project, Revenue Bonds
Series A
5.00%, due 1/1/34	810,000	861,866
		1,956,741
Missouri 1.7%
City of St. Louis, Airport, Revenue Bonds
Series A, Insured: AGM
5.25%, due 7/1/49	2,250,000	2,493,808
Health & Educational Facilities Authority of the State of Missouri, Mercy Health, Revenue Bonds
Series C
5.00%, due 11/15/47	3,070,000	3,124,410
Hickman Mills C-1 School District, Unlimited General Obligation
Series C-1, Insured: BAM
5.75%, due 3/1/42	2,000,000	2,228,024
Lees Summit Industrial Development Authority, John Knox Village Obligated Group, Revenue Bonds
Series B-2
4.325%, due 8/15/47	390,000	391,705
Missouri Housing Development Commission, Revenue Bonds
Series E, Insured: GNMA / FNMA / FHLMC
6.50%, due 5/1/54	9,905,000	11,141,938
Missouri Joint Municipal Electric Utility Commission, Iatan 2 Project, Revenue Bonds
Series A
5.00%, due 12/1/36	2,190,000	2,208,387

	Principal Amount	Value
Long-Term Municipal Bonds
Missouri
Missouri Joint Municipal Electric Utility Commission, Prairie State Project, Revenue Bonds
Series A
5.00%, due 12/1/40	$ 1,450,000	$ 1,473,439
Missouri State Environmental Improvement & Energy Resources Authority, Union Electric Co., Revenue Bonds
Series B
2.90%, due 9/1/33	1,500,000	1,357,264
Pattonville R-3 School District, Unlimited General Obligation
Insured: State Aid Direct Deposit
5.50%, due 3/1/39	500,000	566,741
		24,985,716
Montana 0.0% ‡
County of Gallatin, Bozeman Fiber Project, Revenue Bonds
Series A
4.00%, due 10/15/32 (e)	650,000	592,628
Nebraska 0.7%
Central Plains Energy Project, Project No. 3, Revenue Bonds
Series A
5.00%, due 9/1/27	1,000,000	1,035,244
Nebraska Investment Finance Authority, Revenue Bonds
Series A, Insured: GNMA / FNMA / FHLMC
2.15%, due 3/1/31	1,150,000	1,006,438
Nebraska Public Power District, Revenue Bonds
Series D
5.00%, due 1/1/41	2,275,000	2,306,235
Omaha Public Power District, Electric System, Revenue Bonds
Series A
5.00%, due 2/1/42	2,835,000	2,949,821
Omaha Public Power District, Nebraska City Station Unit 2, Revenue Bonds
Series A
5.00%, due 2/1/46	700,000	714,850
Series A
5.25%, due 2/1/42	1,500,000	1,512,905
Omaha School District, Unlimited General Obligation
1.75%, due 12/15/35	1,500,000	1,158,523
		10,684,016
Nevada 0.1%
County of Washoe, Sierra Pacific Power Co., Revenue Bonds
Series G
3.625%, due 3/1/36 (a)	1,000,000	1,000,818
Henderson Local Improvement District No. T-22, Rainbow Canyon Phase II, Special Assessment
5.00%, due 3/1/25	200,000	201,246
5.00%, due 3/1/26	300,000	304,408
Tahoe-Douglas Visitors Authority, Revenue Bonds
5.00%, due 7/1/33	500,000	524,274
		2,030,746

	Principal Amount	Value
Long-Term Municipal Bonds
New Hampshire 1.0%
New Hampshire Business Finance Authority, Sustainable Certificates, Revenue Bonds
Series 2, Class A
3.625%, due 8/20/39	$ 1,803,198	$ 1,688,756
Series 3, Class A
4.163%, due 10/20/41	3,600,000	3,485,573
New Hampshire Business Finance Authority, Pennichuck Water Works, Inc. Project, Revenue Bonds
Series A
4.00%, due 4/1/30 (d)	435,000	431,372
New Hampshire Business Finance Authority, Revenue Bonds
Series 2
4.25%, due 7/20/41	1,245,540	1,225,863
New Hampshire Business Finance Authority, Adventist Health Energy Project, Revenue Bonds
Series C
5.25%, due 7/1/38	175,000	193,510
Series C
5.25%, due 7/1/39	895,000	984,920
Series C
5.25%, due 7/1/40	1,285,000	1,403,881
New Hampshire Health and Education Facilities Authority Act, Trustees of Dartmouth College, Revenue Bonds
Series C
(zero coupon), due 6/1/38	1,045,000	1,044,948
New Hampshire Health and Education Facilities Authority Act, Dartmouth-Hitchcock Obligated Group, Revenue Bonds
Series B, Insured: BAM
4.00%, due 8/1/33	2,750,000	2,727,728
New Hampshire Housing Finance Authority, Revenue Bonds
Series A, Insured: GNMA / FNMA / FHLMC
6.25%, due 1/1/55	1,000,000	1,100,322
		14,286,873
New Jersey 2.9%
City of Atlantic City, Unlimited General Obligation
Series A, Insured: BAM State Aid Withholding
5.00%, due 3/1/42	1,215,000	1,246,564
Essex County Improvement Authority, North Star Academy Charter School of Newark, Inc., Revenue Bonds
4.00%, due 7/15/30 (e)	250,000	247,663
Jersey City Municipal Utilities Authority, Water Revenue, Revenue Notes
Series A, Insured: MUN GOVT GTD
5.00%, due 5/1/25	750,000	757,632
New Jersey Economic Development Authority, Port Newark Container Terminal LLC, Revenue Bonds
5.00%, due 10/1/37 (d)	1,500,000	1,549,531
New Jersey Economic Development Authority, New Jersey Transit Transportation Project, Revenue Bonds
Series A
5.00%, due 11/1/44	3,000,000	3,141,404
New Jersey Economic Development Authority, School Facilities Construction, Revenue Bonds
Series WW
5.25%, due 6/15/33	2,500,000	2,550,943

	Principal Amount	Value
Long-Term Municipal Bonds
New Jersey
New Jersey Economic Development Authority, Continental Airlines, Inc. Project, Revenue Bonds
Series B
5.625%, due 11/15/30 (d)	$ 250,000	$ 252,114
New Jersey Health Care Facilities Financing Authority, RWJ Barnabas Health Obligated Group, Revenue Bonds
Series B
5.00%, due 7/1/34	3,450,000	4,037,177
Series A
5.00%, due 7/1/43	5,750,000	5,868,167
New Jersey Higher Education Student Assistance Authority, Revenue Bonds, Senior Lien
Series B
4.25%, due 12/1/45 (d)	1,000,000	1,004,744
New Jersey Transportation Trust Fund Authority, Transportation Program, Revenue Bonds
Series BB
5.00%, due 6/15/42	10,000,000	11,023,073
Series AA
5.25%, due 6/15/43	2,790,000	2,932,092
New Jersey Turnpike Authority, Revenue Bonds
Series A
4.00%, due 1/1/35	1,155,000	1,245,339
Series A
5.00%, due 1/1/27	600,000	629,488
Series B
5.00%, due 1/1/42	1,000,000	1,108,930
Series C
5.00%, due 1/1/45 (f)	3,230,000	3,558,186
State of New Jersey, Unlimited General Obligation
5.00%, due 6/1/39	500,000	542,077
Tobacco Settlement Financing Corp., Revenue Bonds
Series B
5.00%, due 6/1/46	775,000	779,509
		42,474,633
New Mexico 0.1%
City of Farmington, Public Service Co. of New Mexico, Revenue Bonds
Series B
3.875%, due 6/1/40 (a)	1,800,000	1,826,333
New York 5.4%
Albany Capital Resource Corp., Albany Leadership Charter High School For Girls Project, Revenue Bonds
4.00%, due 6/1/29	265,000	250,139
Build NYC Resource Corp., Pratt Paper, Inc. Project, Revenue Bonds
5.00%, due 1/1/35 (d)(e)	1,000,000	1,004,278
City of New York, Unlimited General Obligation
Series F-1
5.00%, due 8/1/38	500,000	566,818
Series D
5.00%, due 4/1/44	1,000,000	1,111,962

	Principal Amount	Value
Long-Term Municipal Bonds
New York
City of New York, Unlimited General Obligation
Series D
5.25%, due 4/1/47	$ 1,000,000	$ 1,118,378
Series B-1
5.25%, due 10/1/47	1,500,000	1,654,032
Series D
5.50%, due 4/1/46	1,490,000	1,708,648
Hudson Yards Infrastructure Corp., Second Indenture, Revenue Bonds
Series A, Insured: AGM
4.00%, due 2/15/47	540,000	525,833
Long Island Power Authority, Electric System, Revenue Bonds
Series A
5.00%, due 9/1/39	1,000,000	1,000,974
Metropolitan Transportation Authority, Revenue Bonds
Series B
4.00%, due 11/15/36	750,000	752,193
Series A
5.50%, due 11/15/47	1,570,000	1,768,899
Metropolitan Transportation Authority, Green Bond, Revenue Bonds
Series A-1
5.00%, due 11/15/29	500,000	514,654
Series A-1
5.00%, due 11/15/32	1,295,000	1,327,153
Nassau County Local Economic Assistance Corp., Roosevelt Children's Academy Charter School, Revenue Bonds
Series A
4.00%, due 7/1/33	750,000	751,776
New York City Housing Development Corp., Revenue Bonds
Series C, Insured: HUD Sector 8 FANNIE MAE
2.40%, due 8/1/40	1,500,000	1,141,413
New York City Housing Development Corp., Multi-Family Housing, Sustainable Neighborhood, Revenue Bonds
Series F-2A, Insured: FHA 542(C)
3.40%, due 11/1/62 (a)	500,000	498,148
New York City Municipal Water Finance Authority, Water & Sewer System Second General Resolution, Revenue Bonds
Series HH
5.00%, due 6/15/37	2,000,000	2,027,036
Series HH
5.00%, due 6/15/39	1,000,000	1,012,656
Series DD-2
5.00%, due 6/15/40	1,000,000	1,046,247
Series DD-1
5.00%, due 6/15/49	305,000	319,526
New York City Transitional Finance Authority, Future Tax Secured, Revenue Bonds
Series A-1
5.00%, due 11/1/34	2,000,000	2,344,837
Series A-1
5.00%, due 11/1/35	2,900,000	3,375,974
Series B-1
5.00%, due 11/1/38	3,000,000	3,050,369

	Principal Amount	Value
Long-Term Municipal Bonds
New York
New York City Transitional Finance Authority, Future Tax Secured, Revenue Bonds
Series F-1
5.00%, due 5/1/42	$ 750,000	$ 775,272
Series B-1
5.00%, due 8/1/42	1,600,000	1,607,490
Series C
5.50%, due 5/1/41	2,000,000	2,340,793
Series D-1
5.50%, due 11/1/45	2,000,000	2,270,266
New York City Transitional Finance Authority, Building Aid, Revenue Bonds
Series S-2, Insured: State Aid Withholding
5.00%, due 7/15/40	1,500,000	1,514,470
Series S-3, Insured: State Aid Withholding
5.25%, due 7/15/45	1,375,000	1,452,169
New York Liberty Development Corp., Bank of America Tower at One Bryant Park Project, Revenue Bonds
2.45%, due 9/15/69	500,000	458,813
New York Liberty Development Corp., Green Bond, Revenue Bonds
Series A, Insured: AGM-CR
2.75%, due 11/15/41	370,000	295,071
New York Liberty Development Corp., 1 World Trade Center, Revenue Bonds
Insured: BAM
4.00%, due 2/15/43	1,500,000	1,489,837
New York Liberty Development Corp., 3 World Trade Center LLC, Revenue Bonds
Class 1
5.00%, due 11/15/44 (e)	1,250,000	1,251,253
New York State Dormitory Authority, State Personal Income Tax, Revenue Bonds
Series E
3.00%, due 3/15/41	250,000	214,484
Series E
4.00%, due 3/15/45	1,950,000	1,932,933
Series B
5.00%, due 2/15/40	5,000	5,316
Series B
5.00%, due 2/15/40	1,295,000	1,348,328
Series A
5.00%, due 3/15/44	1,175,000	1,306,058
New York State Dormitory Authority, Sales tax, Revenue Bonds
Series E-3
5.00%, due 3/15/41	1,500,000	1,578,989
New York State Environmental Facilities Corp., State of New York State Revolving Fund, Revenue Bonds
Series A
5.00%, due 6/15/33	1,265,000	1,307,039
New York State Thruway Authority, Revenue Bonds, Junior Lien
Series A
5.00%, due 1/1/41	1,000,000	1,015,937
New York Transportation Development Corp., Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment Project, Revenue Bonds (d)
4.00%, due 1/1/36	1,000,000	1,000,887

	Principal Amount	Value
Long-Term Municipal Bonds
New York
New York Transportation Development Corp., Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment Project, Revenue Bonds (d)
4.375%, due 10/1/45	$ 1,250,000	$ 1,206,592
New York Transportation Development Corp., John F. kennedy International Airport Project, Revenue Bonds
Series A
5.00%, due 12/1/25 (d)	1,400,000	1,422,791
New York Transportation Development Corp., Delta Air Lines, Inc., Revenue Bonds
5.00%, due 1/1/29 (d)	1,230,000	1,276,222
New York Transportation Development Corp., LaGuardia Airport Terminal B Redevelopment Project, Revenue Bonds
Series A
5.00%, due 7/1/46 (d)	4,000,000	3,999,027
New York Transportation Development Corp., JFK NTO LLC, Revenue Bonds (d)
5.25%, due 6/30/37	1,000,000	1,105,241
5.50%, due 6/30/41	1,700,000	1,841,696
Niagara Frontier Transportation Authority, Buffalo Niagara International Airport, Revenue Bonds
Series A
5.00%, due 4/1/36 (d)	865,000	890,608
Port Authority of New York & New Jersey, Consolidated 234th, Revenue Bonds
Series 234
5.00%, due 8/1/38 (d)	3,500,000	3,749,080
Town of Colonie, Limited General Obligation
Insured: AGM
2.00%, due 3/1/29	985,000	876,696
Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels, Revenue Bonds, Senior Lien
Series A-2, Insured: AGM-CR
2.00%, due 5/15/45 (a)	250,000	233,090
Series C
5.25%, due 11/15/40	1,000,000	1,154,695
Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels, Revenue Bonds
Series B
5.00%, due 3/15/27	2,700,000	2,833,845
Series C
5.00%, due 11/15/37	1,000,000	1,067,769
Series B-3
5.00%, due 11/15/38	640,000	651,883
Series A
5.00%, due 11/15/40	3,005,000	3,038,228
Utility Debt Securitization Authority, Revenue Bonds
5.00%, due 12/15/33	850,000	869,257
		78,254,068
North Carolina 1.8%
City of Fayetteville, Public Works Commission, Revenue Bonds
2.25%, due 3/1/41	3,760,000	2,821,596
County of Alamance, Unlimited General Obligation
2.00%, due 5/1/35	1,500,000	1,225,010

	Principal Amount	Value
Long-Term Municipal Bonds
North Carolina
Greater Asheville Regional Airport Authority, Revenue Bonds (d)
Series A, Insured: AGM
5.00%, due 7/1/30	$ 1,500,000	$ 1,606,984
Insured: AGM
5.25%, due 7/1/40	500,000	551,918
Insured: AGM
5.25%, due 7/1/43	500,000	544,907
North Carolina Housing Finance Agency, Revenue Bonds
Series 38-B
3.85%, due 7/1/37	2,510,000	2,466,685
Series 50, Insured: GNMA / FNMA / FHLMC
5.50%, due 1/1/54	980,000	1,046,537
Series 54-A, Insured: GNMA / FNMA / FHLMC
6.25%, due 1/1/55	1,000,000	1,119,806
North Carolina State Education Assistance Authority, Revenue Bonds, Senior Lien (d)
Series A
5.50%, due 6/1/30	4,875,000	5,263,015
Series A
5.50%, due 6/1/31	3,250,000	3,543,791
Series A
5.50%, due 6/1/32	3,000,000	3,296,151
North Carolina Turnpike Authority, Triangle Expressway System, Revenue Bonds, Senior Lien
Insured: AGM
5.00%, due 1/1/36	1,545,000	1,649,031
Insured: AGM
5.00%, due 1/1/49	1,000,000	1,046,242
		26,181,673
North Dakota 0.3%
City of Grand Forks, Altru Health System, Revenue Bonds
Insured: AGM-CR
4.00%, due 12/1/37	310,000	300,275
Series A, Insured: AGM
5.00%, due 12/1/30	700,000	759,087
Series A, Insured: AGM
5.00%, due 12/1/31	650,000	709,870
Series A, Insured: AGM
5.00%, due 12/1/32	800,000	878,603
Series A, Insured: AGM
5.00%, due 12/1/33	1,000,000	1,105,922
		3,753,757
Ohio 1.2%
American Municipal Power, Inc., Hydroelectric Projects, Revenue Bonds
Series A
5.00%, due 2/15/41	3,000,000	3,051,573

	Principal Amount	Value
Long-Term Municipal Bonds
Ohio
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds, Senior Lien
Series A-2, Class 1
4.00%, due 6/1/48	$ 1,000,000	$ 932,858
City of Toledo, Various Purpose Improvement, Limited General Obligation
Insured: AGM
5.25%, due 12/1/35	1,000,000	1,140,131
Insured: AGM
5.25%, due 12/1/37	750,000	849,810
City of Upper Arlington, Various Purpose, Limited General Obligation
5.75%, due 12/1/38	700,000	720,708
Cloverleaf Local School District, Certificate of Participation
Insured: BAM
5.375%, due 12/1/37	750,000	802,461
Euclid City School District, Classroom Facilities & School Improvement, Unlimited General Obligation
Series A, Insured: SD CRED PROG
5.25%, due 1/15/44	2,000,000	2,038,654
Forest Hills Local School District, Unlimited General Obligation
5.00%, due 12/1/44	490,000	491,609
Ohio Air Quality Development Authority, American Electric Power Co. Project, Revenue Bonds (a)(d)
Series D
2.10%, due 10/1/28	3,000,000	2,985,944
Series B
2.50%, due 11/1/42	1,000,000	905,182
Ohio Air Quality Development Authority, Ohio Valley Electric Corp. Project, Revenue Bonds
Series D
2.875%, due 2/1/26	250,000	243,483
Ohio Air Quality Development Authority, Pratt Paper LLC Project, Revenue Bonds (d)(e)
3.75%, due 1/15/28	720,000	714,692
4.50%, due 1/15/48	750,000	747,829
State of Ohio, Portsmouth Bypass Project, Revenue Bonds
Insured: AGM
5.00%, due 12/31/35 (d)	1,000,000	1,008,949
		16,633,883
Oregon 1.0%
City of Portland, Water System, Revenue Bonds, Second Lien
Series A
5.00%, due 5/1/38	1,750,000	2,022,426
County of Clackamas, Limited General Obligation
1.875%, due 6/1/39	1,070,000	755,454
Multnomah County School District No. 1, Unlimited General Obligation
Insured: School Bond Guaranty
3.00%, due 6/15/37	2,000,000	1,818,266
Port of Portland, Airport, Revenue Bonds
Series 30-A
5.25%, due 7/1/44 (d)	6,905,000	7,546,337

	Principal Amount	Value
Long-Term Municipal Bonds
Oregon
State of Oregon, Unlimited General Obligation
Series A
5.00%, due 5/1/27	$ 1,365,000	$ 1,442,355
State of Oregon Housing & Community Services Department, Single-Family Mortgage Program, Revenue Bonds
Series A
3.00%, due 7/1/52	1,000,000	973,713
		14,558,551
Pennsylvania 2.7%
Allegheny County Airport Authority, Revenue Bonds (d)
Series A
5.00%, due 1/1/31	1,000,000	1,078,824
Series A, Insured: AGM
5.50%, due 1/1/42	2,000,000	2,235,587
Series A, Insured: AGM
5.50%, due 1/1/43	1,500,000	1,669,608
Allentown Neighborhood Improvement Zone Development Authority, City Center Project, Revenue Bonds (e)
5.00%, due 5/1/27	170,000	173,923
5.00%, due 5/1/32	220,000	223,474
5.00%, due 5/1/42	1,175,000	1,199,580
Allentown Neighborhood Improvement Zone Development Authority, Revenue Bonds
6.00%, due 5/1/42 (e)	500,000	528,754
Bucks County Industrial Development Authority, Grand View Hospital Project, Revenue Bonds
5.00%, due 7/1/34	300,000	294,416
5.00%, due 7/1/35	300,000	293,355
Chester County Industrial Development Authority, Collegium Charter School Project, Revenue Bonds
5.00%, due 10/15/32 (e)	250,000	256,582
Coatesville School District, Limited General Obligation
Insured: BAM State Aid Withholding
5.25%, due 11/15/37	5,000,000	5,437,273
Commonwealth Financing Authority, Tobacco Master Settlement Payment, Revenue Bonds
Insured: AGM
4.00%, due 6/1/39	1,000,000	1,017,077
Cumberland Valley School District, Limited General Obligation
Series A, Insured: AGM State Aid Withholding
5.00%, due 11/15/44	1,275,000	1,394,871
Dauphin County General Authority, Harrisburg University Science Technology Project (The), Revenue Bonds
5.00%, due 10/15/30 (e)	1,000,000	883,085
Doylestown Hospital Authority, Doylestown Hospital Obligated Group, Revenue Bonds
5.00%, due 7/1/31 (e)	250,000	260,519
Indiana County Industrial Development Authority, Foundation for Indiana University of Pennsylvania (The), Revenue Bonds
Insured: BAM
5.00%, due 5/1/29	250,000	264,543
Northampton County General Purpose Authority, St. Luke's University Health Network, Revenue Bonds
Series A-2
5.00%, due 8/15/34	1,300,000	1,472,074

	Principal Amount	Value
Long-Term Municipal Bonds
Pennsylvania
Pennsylvania Economic Development Financing Authority, Republic Services, Inc., Revenue Bonds
Series A
4.10%, due 4/1/34 (a)(d)	$ 1,300,000	$ 1,300,543
Pennsylvania Economic Development Financing Authority, Waste Management, Inc. Project, Revenue Bonds
Series A
4.50%, due 6/1/41 (a)(d)	5,000,000	5,003,135
Pennsylvania Economic Development Financing Authority, Penndot Major Bridges Project, Revenue Bonds (d)
5.25%, due 6/30/36	2,000,000	2,172,992
5.50%, due 6/30/37	250,000	276,931
5.50%, due 6/30/38	500,000	550,913
Pennsylvania Higher Education Assistance Agency, Revenue Bonds, Senior Lien
Series 1A
5.00%, due 6/1/29 (d)	1,550,000	1,634,694
Pennsylvania Higher Educational Facilities Authority, Bryn Mawr College, Revenue Bonds
5.00%, due 12/1/38	1,000,000	1,003,615
Pennsylvania Housing Finance Agency, Revenue Bonds
Series A-141
5.75%, due 10/1/53	635,000	674,574
Series 145-A
6.00%, due 10/1/54	1,000,000	1,092,753
Pennsylvania Turnpike Commission, Revenue Bonds
Series B
5.25%, due 12/1/39	785,000	788,058
Series A
5.50%, due 12/1/46	1,155,000	1,191,774
Pennsylvania Turnpike Commission, Oil Franchise, Revenue Bonds
Series A
5.25%, due 12/1/44	500,000	530,971
Philadelphia Authority for Industrial Development, Frankford Valley Foundation for Literacy, Revenue Bonds
4.50%, due 6/15/29 (e)	500,000	502,366
Philadelphia Authority for Industrial Development, Philadelphia Performing Arts Charter School Project, Revenue Bonds
5.00%, due 6/15/30 (e)	435,000	450,126
Philadelphia Gas Works Co., Revenue Bonds
Series 14
5.00%, due 10/1/30	1,680,000	1,735,992
Pittsburgh Water & Sewer Authority, Revenue Bonds, First Lien
Series A, Insured: AGM
5.00%, due 9/1/35	1,200,000	1,363,910
		38,956,892
Puerto Rico 2.8%
Commonwealth of Puerto Rico
(zero coupon), due 11/1/43	4,817,270	2,956,599
(zero coupon), due 11/1/51	4,583,231	2,881,706
Commonwealth of Puerto Rico, Unlimited General Obligation
Series A-1
4.00%, due 7/1/35	563,717	555,365

	Principal Amount	Value
Long-Term Municipal Bonds
Puerto Rico
Commonwealth of Puerto Rico, Unlimited General Obligation
Series A-1
4.00%, due 7/1/41	$ 6,059,081	$ 5,702,782
Series A-1
4.00%, due 7/1/46	710,000	652,470
Series A-1
5.625%, due 7/1/27	625,000	652,500
Series A-1
5.75%, due 7/1/31	265,000	293,783
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds
Series B
5.00%, due 7/1/28 (e)	1,000,000	1,036,255
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds, Senior Lien (e)
Series A
5.00%, due 7/1/33	1,000,000	1,057,229
Series 2020A
5.00%, due 7/1/35	3,000,000	3,130,864
Puerto Rico Sales Tax Financing Corp., Revenue Bonds
Series A-2
4.329%, due 7/1/40	11,581,000	11,518,689
Series A-2
4.329%, due 7/1/40	5,892,000	5,860,299
Series A-1
4.55%, due 7/1/40	4,255,000	4,260,899
		40,559,440
Rhode Island 8.6%
City of Cranston, Unlimited General Obligation
Series A
4.00%, due 7/1/28	1,325,000	1,347,959
Series A, Insured: BAM
4.00%, due 8/1/33	1,000,000	1,030,724
Series B, Insured: BAM
4.25%, due 7/15/25	1,000,000	1,012,431
Series A
5.00%, due 8/1/32	1,170,000	1,250,728
City of Pawtucket, Unlimited General Obligation
Series A, Insured: AGM
4.00%, due 11/1/25	525,000	526,290
City of Providence, Unlimited General Obligation
Series A, Insured: AGM
3.625%, due 1/15/29	975,000	975,307
Series A, Insured: AGM
3.75%, due 1/15/30	2,010,000	2,010,727
Series A, Insured: AGM
3.75%, due 1/15/32	1,000,000	1,000,135

	Principal Amount	Value
Long-Term Municipal Bonds
Rhode Island
Narragansett Bay Commission, Revenue Bonds
Series A
4.00%, due 2/1/28	$ 3,145,000	$ 3,159,743
Providence Public Building Authority, Revenue Bonds
Series A, Insured: AGM
4.00%, due 9/15/34	2,000,000	2,022,210
Series A, Insured: AGM
4.00%, due 9/15/35	2,500,000	2,519,903
Series A, Insured: AGM
5.00%, due 9/15/31	2,000,000	2,079,549
Providence Redevelopment Agency, Port Providence Lease, Revenue Bonds
Series A, Insured: AGM
5.00%, due 4/1/26	1,680,000	1,701,174
Rhode Island Commerce Corp., Rhode Island Airport Corp., Revenue Bonds, First Lien
5.00%, due 7/1/30	1,500,000	1,585,681
Rhode Island Commerce Corp., Rhode Island Airport Corp., Revenue Bonds
Series D
5.00%, due 7/1/37	1,515,000	1,545,612
Rhode Island Commerce Corp., Rhode Island Department of Transportation, Revenue Bonds
Series B
5.00%, due 6/15/31	1,000,000	1,027,260
Rhode Island Health and Educational Building Corp., Town of Smithfield, Revenue Bonds
Series H, Insured: AGM-CR
3.00%, due 5/15/38	1,000,000	885,247
Rhode Island Health and Educational Building Corp., City of Pawtucket, Revenue Bonds
Series B, Insured: BAM
3.00%, due 5/15/39	2,350,000	2,024,702
Series C, Insured: MUN GOVT GTD
4.00%, due 5/15/26	815,000	815,408
Series B
4.00%, due 5/15/31	1,045,000	1,071,749
Series B
4.00%, due 5/15/32	1,090,000	1,113,760
Series E, Insured: BAM MUN GOVT GTD
4.25%, due 5/15/29	1,000,000	1,025,524
Rhode Island Health and Educational Building Corp., City of East Providence, Revenue Bonds
Series B, Insured: MUN GOVT GTD
3.625%, due 5/15/32	1,000,000	993,112
Series A
5.00%, due 5/15/40	870,000	976,414
Rhode Island Health and Educational Building Corp., Providence Public Building Authority, Revenue Bonds
Series A, Insured: AGM State Appropriations
3.75%, due 5/15/27	1,000,000	1,000,866
Series B, Insured: AGM State Appropriations
4.00%, due 5/15/30	1,500,000	1,505,515
Rhode Island Health and Educational Building Corp., Town of Coventry, Revenue Bonds
Series B, Insured: AGM MUN GOVT GTD
3.75%, due 5/15/28	800,000	800,016

	Principal Amount	Value
Long-Term Municipal Bonds
Rhode Island
Rhode Island Health and Educational Building Corp., Town of Coventry, Revenue Bonds
Series B, Insured: AGM MUN GOVT GTD
4.00%, due 5/15/33	$ 1,000,000	$ 1,000,142
Rhode Island Health and Educational Building Corp., Town of Little Compton, Revenue Bonds
Series H, Insured: MUN GOVT GTD
4.00%, due 5/15/25	560,000	560,505
Rhode Island Health and Educational Building Corp., City of Cranston, Revenue Bonds
Series B, Insured: BAM MUN GOVT GTD
4.00%, due 5/15/30	1,170,000	1,176,118
Rhode Island Health and Educational Building Corp., Chariho Regional High School District, Revenue Bonds
Series J-2
4.00%, due 5/15/31	1,520,000	1,549,084
Rhode Island Health and Educational Building Corp., City of Warwick, Revenue Bonds
Series I
4.00%, due 5/15/32	1,000,000	1,015,235
Rhode Island Health and Educational Building Corp., University of Rhode Island, Revenue Bonds
Series B
4.00%, due 9/15/32	1,000,000	1,012,851
Series A, Insured: BAM
4.00%, due 9/15/42	2,000,000	1,965,435
Series A
4.25%, due 9/15/31	1,000,000	1,029,712
5.00%, due 9/15/34	785,000	878,997
Rhode Island Health and Educational Building Corp., City of Providence, Revenue Bonds
Series A, Insured: AGM
4.00%, due 5/15/35	1,000,000	1,022,482
Rhode Island Health and Educational Building Corp., City of Newport, Revenue Bonds
Series C
4.00%, due 5/15/36	1,000,000	1,042,292
Rhode Island Health and Educational Building Corp., Brown University, Revenue Bonds
Series A
4.00%, due 9/1/37	2,765,000	2,811,839
5.00%, due 9/1/39	500,000	574,318
Rhode Island Health and Educational Building Corp., Exeter-West Greenwich Regional School District, Revenue Bonds
Series G, Insured: BAM
4.00%, due 5/15/41	1,000,000	1,005,719
Series B, Insured: State Aid Withholding
4.50%, due 5/15/39	1,150,000	1,209,833
Rhode Island Health and Educational Building Corp., Town of Narragansett, Revenue Bonds
Series B, Insured: MUN GOVT GTD
4.25%, due 5/15/28	1,000,000	1,028,316
Rhode Island Health and Educational Building Corp., Town of Scituate, Revenue Bonds
Series A
4.50%, due 5/15/33	1,285,000	1,332,572
Rhode Island Health and Educational Building Corp., City of Woonsocket, Revenue Bonds
Series A, Insured: AGM MUN GOVT GTD
5.00%, due 5/15/27	500,000	528,200

	Principal Amount	Value
Long-Term Municipal Bonds
Rhode Island
Rhode Island Health and Educational Building Corp., City of Woonsocket, Revenue Bonds
Series A, Insured: AGM MUN GOVT GTD
5.00%, due 5/15/28	$ 500,000	$ 526,492
Series A, Insured: AGM MUN GOVT GTD
5.00%, due 5/15/29	500,000	525,180
Rhode Island Health and Educational Building Corp., Town of Tiverton, Revenue Bonds
Series D, Insured: MUN GOVT GTD
5.00%, due 5/15/27	1,630,000	1,652,610
Rhode Island Health and Educational Building Corp., Lifespan Obligated Group, Revenue Bonds
5.00%, due 5/15/28	875,000	888,873
5.00%, due 5/15/31	1,000,000	1,015,916
5.00%, due 5/15/33	1,000,000	1,015,539
5.00%, due 5/15/34	1,250,000	1,269,312
5.00%, due 5/15/39	2,090,000	2,115,201
Rhode Island Health and Educational Building Corp., Higher Education Facility, Revenue Bonds
Series A, Insured: AGM
5.00%, due 9/15/30	2,500,000	2,503,478
Rhode Island Health and Educational Building Corp., Town of Johnston, Revenue Bonds
Series F
5.00%, due 5/15/34	1,045,000	1,176,594
Rhode Island Health and Educational Building Corp., Town of Burrillville, Revenue Bonds
Series D, Insured: State Aid Withholding
5.00%, due 5/15/35	730,000	820,490
Rhode Island Health and Educational Building Corp., Bryant University, Revenue Bonds
5.00%, due 6/1/36	500,000	567,954
Rhode Island Health and Educational Building Corp., Town of Cumberland, Revenue Bonds
Series A
5.00%, due 5/15/39	800,000	903,716
Rhode Island Health and Educational Building Corp., State of Rhode Island, Revenue Bonds
Insured: State Appropriations
5.00%, due 5/15/40	1,115,000	1,220,055
Rhode Island Health and Educational Building Corp., Public Schools Financing Program, Revenue Bonds
Series F
5.50%, due 5/15/47	1,500,000	1,664,551
Rhode Island Housing & Mortgage Finance Corp., Multifamily Development, Revenue Bonds
Series 75-A
2.05%, due 10/1/36	2,000,000	1,568,633
Series 1-B, Insured: HUD Sector 8 FHA 542(C)
3.10%, due 10/1/44	1,000,000	803,255
Series 1-B
3.25%, due 10/1/27	890,000	890,023
Series 3-B, Insured: FHA
3.40%, due 10/1/29	1,000,000	991,960
Series B
3.45%, due 10/1/36	700,000	648,713
Series A
4.625%, due 10/1/25	110,000	110,109

	Principal Amount	Value
Long-Term Municipal Bonds
Rhode Island
Rhode Island Housing & Mortgage Finance Corp., Multifamily Development, Revenue Bonds
Series A
5.00%, due 10/1/30	$ 215,000	$ 215,505
Rhode Island Housing & Mortgage Finance Corp., Homeownership Opportunity, Revenue Bonds
Series 73-A
2.10%, due 10/1/35	1,000,000	794,518
Series 73-A
2.30%, due 10/1/40	2,000,000	1,490,245
Series 76-A
2.35%, due 10/1/36	750,000	612,186
Series 71, Insured: GNMA
3.00%, due 10/1/39	155,000	132,855
Series 82-A, Insured: GNMA
3.80%, due 4/1/35	1,420,000	1,406,777
Series 77-A, Insured: GNMA
4.00%, due 10/1/37	1,125,000	1,129,960
Series 80-A, Insured: GNMA
4.15%, due 10/1/38	1,150,000	1,172,526
Series 79-A, Insured: GNMA
4.40%, due 10/1/38	1,500,000	1,523,171
Series 82-A, Insured: GNMA
5.00%, due 10/1/41	1,215,000	1,287,425
Rhode Island Infrastructure Bank, Revenue Bonds
Series A
4.00%, due 10/1/33	935,000	952,378
Series A
4.00%, due 10/1/34	845,000	856,938
Rhode Island Infrastructure Bank, City of Pawtucket Water Supply Board, Revenue Bonds
Insured: NATL-RE
5.00%, due 10/1/28	1,730,000	1,760,364
Rhode Island Infrastructure Bank Water Pollution Control, Revenue Bonds
Series A
4.00%, due 10/1/29	1,075,000	1,082,458
Rhode Island Student Loan Authority, Revenue Bonds, Senior Lien
Series A
4.125%, due 12/1/43 (d)	1,575,000	1,536,979
Rhode Island Turnpike & Bridge Authority, Revenue Bonds
Series A
4.00%, due 10/1/27	1,240,000	1,260,273
Series A
4.00%, due 10/1/34	1,500,000	1,510,677
Series A
4.00%, due 10/1/36	1,000,000	1,004,153
Series A
5.00%, due 10/1/40	425,000	432,147
State of Rhode Island, Unlimited General Obligation
Series A, Insured: BAM
3.00%, due 5/1/31	2,000,000	1,937,888

	Principal Amount	Value
Long-Term Municipal Bonds
Rhode Island
State of Rhode Island, Unlimited General Obligation
Series A, Insured: BAM
3.00%, due 5/1/32	$ 2,000,000	$ 1,916,117
State of Rhode Island, Plantations, Unlimited General Obligation
Series A, Insured: BAM
3.00%, due 5/1/36	1,000,000	897,161
State of Rhode Island, Eleanor Slater Hospital Project, Certificate of Participation
Series B
4.00%, due 11/1/32	1,000,000	1,023,817
Town of Barrington, Unlimited General Obligation
2.50%, due 8/1/25	280,000	276,578
Town of Bristol, Unlimited General Obligation
Series A, Insured: BAM
3.00%, due 8/1/38	1,200,000	1,065,947
Series A, Insured: BAM
3.50%, due 8/1/31	865,000	866,072
Series A
4.50%, due 9/15/38	1,095,000	1,215,798
Town of Coventry, Unlimited General Obligation
Series A, Insured: AGM State Aid Withholding
3.625%, due 3/15/27	1,605,000	1,606,476
Town of Cumberland, Unlimited General Obligation
Series A, Insured: State Aid Withholding
4.25%, due 11/1/27	500,000	500,466
Series A, Insured: State Aid Withholding
4.625%, due 11/1/31	500,000	500,537
Town of Hopkinton, Unlimited General Obligation
4.375%, due 8/15/31	400,000	400,020
Town of Jamestown, Unlimited General Obligation
Series A
4.50%, due 2/15/39	1,000,000	1,074,105
Town of Johnston, Unlimited General Obligation
Series A
3.45%, due 6/1/29	1,020,000	1,015,375
Series A
3.70%, due 6/1/33	1,020,000	1,020,049
Town of Lincoln, Unlimited General Obligation
Series A
3.50%, due 8/1/24	1,500,000	1,500,000
Series A
3.50%, due 8/1/25	2,225,000	2,231,975
Town of Narragansett, Unlimited General Obligation
3.50%, due 7/15/28	820,000	817,997
Town of Portsmouth, Unlimited General Obligation
Series A
3.75%, due 2/1/31	1,140,000	1,149,039

	Principal Amount	Value
Long-Term Municipal Bonds
Rhode Island
Town of Richmond, Unlimited General Obligation
Series A
3.00%, due 8/1/24	$ 265,000	$ 265,000
Town of Warren, Unlimited General Obligation
Series A
4.00%, due 2/15/33	1,170,000	1,191,393
Town of West Greenwich, Unlimited General Obligation
Series A, Insured: BAM State Aid Withholding
3.00%, due 8/15/26	1,175,000	1,165,450
Town of West Warwick, Unlimited General Obligation
Series A, Insured: BAM
5.00%, due 10/1/32	795,000	811,321
		125,240,166
South Carolina 0.8%
Patriots Energy Group Financing Agency, Revenue Bonds
Series B-2
5.484%, due 2/1/54	6,000,000	6,238,646
South Carolina Jobs-Economic Development Authority, Novant Health Obligated Group, Revenue Bonds
Series A
4.00%, due 11/1/42	650,000	649,314
South Carolina Public Service Authority, Santee Cooper project, Revenue Bonds
Series B, Insured: AGM
5.00%, due 12/1/42	2,335,000	2,577,159
South Carolina State Housing Finance & Development Authority, Dillon School Senior LP, Revenue Bonds
Insured: HUD Sector 202
5.00%, due 10/1/26 (a)	1,335,000	1,352,113
		10,817,232
South Dakota 0.0% ‡
Baltic School District No. 49-1, Unlimited General Obligation
Insured: AGM
4.50%, due 12/1/40	575,000	595,203
Tennessee 1.1%
Chattanooga Health Educational & Housing Facility Board, CDFI Phase I LLC, Revenue Bonds
5.00%, due 10/1/35	820,000	826,867
County of Knox, Unlimited General Obligation
Series B
2.80%, due 6/1/31	1,000,000	940,447
Health Educational and Housing Facility Board of the City of Memphis (The), Strategies LP, Revenue Bonds
Insured: HUD Sector 8 FHA 221(D4)
5.00%, due 7/1/27 (a)	500,000	515,035
Health Educational and Housing Facility Board of the City of Memphis (The), Strategies II LP, Revenue Bonds
Insured: HUD Sector 8 FHA 221(D4)
5.00%, due 7/1/27 (a)	500,000	515,035
Knox County Health Educational & Housing Facility Board, Revenue Bonds
4.05%, due 12/1/27 (a)	3,000,000	3,008,210

	Principal Amount	Value
Long-Term Municipal Bonds
Tennessee
Metropolitan Government Nashville & Davidson County Health & Educational Facilities, Vanderbilt University (The), Revenue Bonds
5.00%, due 10/1/35	$ 1,500,000	$ 1,771,027
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, 619 at Old Stone Bridge Crossings LP, Revenue Bonds
Series B
4.00%, due 4/1/26 (a)	1,511,000	1,514,122
Metropolitan Nashville Airport Authority (The), Revenue Bonds
Series B
5.00%, due 7/1/36 (d)	3,500,000	3,723,053
Shelby County Health Educational & Housing Facilities Board, Baptist Memorial Health Care Obligated Group, Revenue Bonds
Series B
5.00%, due 9/1/49 (a)	2,300,000	2,443,440
Tennessee Energy Acquisition Corp., Gas Project, Revenue Bonds
Series B
5.625%, due 9/1/26	500,000	517,721
		15,774,957
Texas 9.1%
Alamito Public Facility Corp., EP WH Mesa Franklin LLC, Revenue Bonds
Insured: FHA 221(D4)
3.50%, due 9/1/25 (a)	1,003,000	1,002,511
Alamito Public Facility Corp., EP WH Cien Palmas LLC, Revenue Bonds
Insured: HUD Sector 8 FHA 221(D4)
3.50%, due 9/1/25 (a)	1,008,000	1,007,806
Alamito Public Facility Corp., EP Salazar LP, Revenue Bonds
Insured: HUD Sector 8
5.00%, due 8/1/44 (a)	1,000,000	1,024,660
Allen Independent School District, School Building Bonds, Unlimited General Obligation
Insured: PSF-GTD
5.00%, due 2/15/35	2,000,000	2,060,349
Arlington Higher Education Finance Corp., Harmony Public Schools, Revenue Bonds
Insured: PSF-GTD
4.00%, due 2/15/44	1,000,000	986,468
Arlington Higher Education Finance Corp., Great Hearts America - Texas, Revenue Bonds
Series A
4.25%, due 8/15/34	500,000	500,924
Arlington Higher Education Finance Corp., Trinity Basin Preparatory, Inc., Revenue Bonds
Insured: PSF-GTD
5.00%, due 8/15/41	1,115,000	1,231,571
Barbers Hill Independent School District, Unlimited General Obligation
Insured: PSF-GTD
4.00%, due 2/15/41	1,000,000	1,024,433
Central Texas Regional Mobility Authority, Capital Appreciation, Revenue Bonds
(zero coupon), due 1/1/27	1,900,000	1,741,830
Central Texas Regional Mobility Authority, Revenue Bonds, Sub. Lien
Series C
5.00%, due 1/1/27	1,145,000	1,173,628

	Principal Amount	Value
Long-Term Municipal Bonds
Texas
Central Texas Turnpike System, Revenue Bonds, First Tier
Series B
(zero coupon), due 8/15/42	$ 1,700,000	$ 1,850,883
Series A
5.00%, due 8/15/39	1,185,000	1,278,118
Central Texas Turnpike System, Revenue Bonds
Series C
5.00%, due 8/15/31	2,500,000	2,511,529
Central Texas Turnpike System, Revenue Bonds, Second Tier
Series C
5.00%, due 8/15/34	1,150,000	1,314,183
City of Amarillo, Limited General Obligation
2.00%, due 2/15/41	1,000,000	709,478
City of Arlington, Special Tax, Special Tax, Senior Lien
Series A, Insured: AGM
5.00%, due 2/15/43	250,000	258,522
City of Bryan, Limited General Obligation
2.00%, due 8/15/32	1,060,000	881,961
City of College Station, Limited General Obligation
2.00%, due 2/15/36	1,000,000	783,256
City of Corpus Christi, Utility System, Revenue Bonds, Senior Lien
5.00%, due 7/15/28	1,000,000	1,076,133
5.00%, due 7/15/31	1,000,000	1,122,953
5.00%, due 7/15/32	1,000,000	1,137,620
5.00%, due 7/15/40	1,000,000	1,127,679
City of Dallas, Limited General Obligation
Series B
5.00%, due 2/15/26	1,000,000	1,031,326
Series B
5.00%, due 2/15/26	2,110,000	2,176,097
Series B
5.00%, due 2/15/27	1,000,000	1,050,974
City of Galveston, Wharves & Terminal, Revenue Bonds, First Lien (d)(f)
Series A
5.25%, due 8/1/39	850,000	919,442
Series A
5.50%, due 8/1/42	385,000	420,912
City of Greenville, Waterworks & Sewer System, Revenue Bonds
Insured: AGM
5.00%, due 2/15/41	1,245,000	1,361,364
City of Houston, Combined Utility System, Revenue Bonds, First Lien
Series A
5.00%, due 11/15/26	1,000,000	1,046,009
City of Houston, Hotel Occupancy Tax & Special Tax, Revenue Bonds
5.00%, due 9/1/28	365,000	391,188
City of Houston, Airport System, Revenue Bonds, Sub. Lien
Series A, Insured: AGM
5.25%, due 7/1/42 (d)	1,000,000	1,094,682

	Principal Amount	Value
Long-Term Municipal Bonds
Texas
Comal County Water Control & Improvement District No. 6, Unlimited General Obligation
Insured: AGM
4.00%, due 9/1/43	$ 1,615,000	$ 1,597,955
Cypress-Fairbanks Independent School District, Unlimited General Obligation
Series A, Insured: PSF-GTD
2.25%, due 2/15/41	2,000,000	1,457,619
Dallas College, Unlimited General Obligation
3.00%, due 2/15/28	1,575,000	1,575,337
Dallas Fort Worth International Airport, Revenue Bonds
Series A
4.00%, due 11/1/46	250,000	243,107
Series B
5.00%, due 11/1/36	1,000,000	1,128,389
Dallas Independent School District, Unlimited General Obligation
Insured: PSF-GTD
2.00%, due 2/15/42	1,500,000	1,029,027
Insured: PSF-GTD
5.00%, due 2/15/48	845,000	914,595
Del Valle Independent School District, Unlimited General Obligation
Insured: PSF-GTD
2.00%, due 6/15/39	2,000,000	1,454,370
Denton Independent School District, Unlimited General Obligation
Insured: PSF-GTD
5.00%, due 8/15/37	4,000,000	4,193,990
El Paso County Hospital District, Limited General Obligation
5.00%, due 8/15/28	1,000,000	1,023,007
Forney Independent School District, Unlimited General Obligation
Insured: BAM
(zero coupon), due 8/15/41	255,000	87,291
Fort Bend Independent School District, Unlimited General Obligation
Series B, Insured: PSF-GTD
4.00%, due 8/1/54 (a)	2,130,000	2,164,559
Harris County Cultural Education Facilities Finance Corp., Memorial Hermann Health System Obligated Group, Revenue Bonds
Series B
5.00%, due 7/1/31	1,000,000	1,116,393
Series B
5.00%, due 7/1/34	3,720,000	4,304,732
Series C
5.00%, due 7/1/54 (a)	1,000,000	1,077,105
Harris County Municipal Utility District No. 423, Unlimited General Obligation
Series A, Insured: BAM
7.25%, due 4/1/26	300,000	318,807
Series A, Insured: BAM
7.25%, due 4/1/27	300,000	328,098
Harris County Municipal Utility District No. 489, Unlimited General Obligation
Series A, Insured: AGM
6.50%, due 9/1/29	1,000,000	1,103,234

	Principal Amount	Value
Long-Term Municipal Bonds
Texas
Harris County Toll Road, Revenue Bonds, Senior Lien
Series A
5.00%, due 8/15/43	$ 2,290,000	$ 2,381,550
Harris County Water Control & Improvement District No. 159, Unlimited General Obligation
Insured: BAM
6.375%, due 9/1/30	2,000,000	2,229,113
Headwaters Municipal Utility, Unlimited General Obligation
Series A, Insured: AGM
6.00%, due 8/15/29	3,885,000	4,219,816
Houston Higher Education Finance Corp., KIPP, Inc., Revenue Bonds
Series A, Insured: PSF-GTD
4.00%, due 2/15/39	1,000,000	1,000,064
Hutto Independent School District, Unlimited General Obligation
Insured: PSF-GTD
5.00%, due 8/1/35	1,550,000	1,801,375
Leander Independent School District, Unlimited General Obligation
Insured: PSF-GTD
(zero coupon), due 8/16/30	2,560,000	2,038,109
Lewisville Independent School District, School Building, Unlimited General Obligation
Insured: PSF-GTD
3.125%, due 8/15/34	1,000,000	917,033
Lovejoy Independent School District, Unlimited General Obligation
Insured: PSF-GTD
2.00%, due 2/15/39	1,000,000	737,115
Matagorda County Navigation District No. 1, Central Power and Light Company Project, Revenue Bonds
Series A
2.60%, due 11/1/29	1,500,000	1,396,534
4.25%, due 5/1/30 (d)	1,000,000	1,011,310
Mesquite Independent School District, Unlimited General Obligation
Series A, Insured: PSF-GTD
4.00%, due 8/15/35	1,530,000	1,545,848
Series A, Insured: PSF-GTD
4.00%, due 8/15/37	1,655,000	1,672,142
Midland Independent School District, Unlimited General Obligation
Insured: PSF-GTD
5.00%, due 2/15/26	2,500,000	2,578,695
Midlothian Independent School District, Unlimited General Obligation
Insured: PSF-GTD
5.00%, due 2/15/43	3,460,000	3,574,589
New Hope Cultural Education Facilities Finance Corp., Jubilee Academic Center, Inc., Revenue Bonds
4.00%, due 8/15/29 (e)	1,240,000	1,231,602
New Hope Cultural Education Facilities Finance Corp., Outlook at Windhaven Forefront Living, Revenue Bonds
Series B-3
4.25%, due 10/1/26	1,100,000	1,099,720
New Hope Cultural Education Facilities Finance Corp., Quality Senior Housing Foundation of East Texas, Inc., Revenue Bonds
Series A-1
5.00%, due 12/1/49	250,000	236,594

	Principal Amount	Value
Long-Term Municipal Bonds
Texas
North East Texas Regional Mobility Authority, Revenue Bonds, Senior Lien
Series B
5.00%, due 1/1/36	$ 2,950,000	$ 2,996,381
North Texas Tollway Authority, Revenue Bonds, First Tier
Series A
3.00%, due 1/1/38	1,000,000	888,474
Series A
5.25%, due 1/1/38	1,000,000	1,134,480
Northwest Independent School District, Unlimited General Obligation
Insured: PSF-GTD
5.00%, due 2/15/40	325,000	360,127
Insured: PSF-GTD
5.00%, due 2/15/41	350,000	385,736
Pecos Barstow Toyah Independent School District, Unlimited General Obligation
Insured: PSF-GTD
5.00%, due 2/15/37	1,000,000	1,059,990
Insured: PSF-GTD
5.00%, due 2/15/39	515,000	530,383
Insured: PSF-GTD
5.00%, due 2/15/40	2,500,000	2,571,250
Insured: PSF-GTD
5.00%, due 2/15/41	1,500,000	1,541,382
Sabine-Neches Navigation District, Waterway Project, Limited General Obligation
5.25%, due 2/15/39	1,500,000	1,647,643
State of Texas, College Student Loan, Unlimited General Obligation (d)
4.00%, due 8/1/30	5,000,000	4,987,054
4.00%, due 8/1/31	3,000,000	2,987,945
State of Texas, Mobility Fund, Unlimited General Obligation
Series B
5.00%, due 10/1/35	5,000,000	5,256,227
Series B
5.00%, due 10/1/36	5,000,000	5,084,037
Texas Municipal Gas Acquisition & Supply Corp. II, Revenue Bonds
Series C
4.391%, due 9/15/27	750,000	748,591
Texas Municipal Gas Acquisition & Supply Corp. III, Gas Supply, Revenue Bonds
5.00%, due 12/15/27	1,315,000	1,363,029
Texas Private Activity Bond Surface Transportation Corp., Blueridge Transportation Group LLC, Revenue Bonds, Senior Lien
5.00%, due 12/31/45 (d)	1,000,000	1,006,860
Texas Private Activity Bond Surface Transportation Corp., NTE Mobility Partners Segments 3 LLC, Revenue Bonds, Senior Lien (d)
5.50%, due 6/30/40	2,400,000	2,599,510
5.50%, due 6/30/41	1,500,000	1,619,178
Texas Public Finance Authority, Financing System-Texas Southern University, Revenue Bonds
Insured: BAM
5.00%, due 5/1/32	1,000,000	1,082,880

	Principal Amount	Value
Long-Term Municipal Bonds
Texas
Trinity River Authority, Tarrant County Water System, Revenue Bonds
5.00%, due 2/1/37	$ 1,250,000	$ 1,407,761
		131,346,231
U.S. Virgin Islands 0.3%
Matching Fund Special Purpose Securitization Corp., Revenue Bonds
Series A
5.00%, due 10/1/26	860,000	883,348
Series A
5.00%, due 10/1/30	2,460,000	2,585,001
Series A
5.00%, due 10/1/39	1,305,000	1,358,263
Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan, Revenue Bonds
Series C, Insured: AGM-CR
5.00%, due 10/1/30	100,000	101,028
		4,927,640
Utah 1.9%
Canyons School District, Unlimited General Obligation
Series A, Insured: School Bond Guaranty
1.50%, due 6/15/34	2,000,000	1,523,926
Central Utah Water Conservancy District, Revenue Bonds
Series B
4.00%, due 10/1/39	1,000,000	1,007,405
City of Salt Lake City, Airport, Revenue Bonds (d)
Series A
5.25%, due 7/1/40	1,065,000	1,162,152
Series A
5.25%, due 7/1/42	1,000,000	1,086,078
Series A
5.25%, due 7/1/43	1,000,000	1,081,256
County of Utah, Intermountain Healthcare, Revenue Bonds
Series B
5.00%, due 5/15/46	1,390,000	1,414,080
Intermountain Power Agency, Revenue Bonds
Series A
5.00%, due 7/1/41	880,000	966,266
Series A
5.25%, due 7/1/43	1,850,000	2,070,149
Jordan School District, Unlimited General Obligation
Insured: School Bond Guaranty
2.25%, due 6/15/37	1,315,000	1,051,708
State of Utah, Build America Bonds, Unlimited General Obligation
Series B
3.539%, due 7/1/25	841,391	829,774
UIPA Crossroads Public Infrastructure District, Tax Allocation
4.125%, due 6/1/41 (e)	500,000	484,244

	Principal Amount	Value
Long-Term Municipal Bonds
Utah
Utah Charter School Finance Authority, Mountain West Montessori Academy, Inc., Revenue Bonds
Series A
3.125%, due 6/15/29 (e)	$ 920,000	$ 856,759
Utah Charter School Finance Authority, Spectrum Academy Project, Revenue Bonds
Insured: BAM UT CSCE
4.00%, due 4/15/40	250,000	246,774
Utah Housing Corp., Barcelona Properties LLC, Revenue Bonds
Insured: FHLMC
3.40%, due 7/1/30	2,900,000	2,803,257
Utah Housing Corp., Revenue Bonds
Series G, Insured: GNMA / FNMA / FHLMC
6.25%, due 7/1/55 (f)	1,500,000	1,677,658
Series A, Insured: GNMA / FNMA / FHLMC
6.50%, due 1/1/54	2,750,000	3,036,531
Utah Infrastructure Agency, Telecommunication, Revenue Bonds
4.00%, due 10/15/31	500,000	498,448
4.00%, due 10/15/33	425,000	423,055
4.00%, due 10/15/33	500,000	497,711
4.00%, due 10/15/35	700,000	693,485
4.00%, due 10/15/36	1,000,000	983,385
4.00%, due 10/15/39	700,000	678,314
4.00%, due 10/15/42	475,000	446,922
Series A
5.00%, due 10/15/28	460,000	473,510
5.50%, due 10/15/33	1,000,000	1,116,180
		27,109,027
Virginia 1.3%
Chesapeake Bay Bridge & Tunnel District, First Tier General Resolution, Revenue Bonds, First Tier
Insured: AGM
5.00%, due 7/1/41	1,000,000	1,022,460
Chesapeake Redevelopment & Housing Authority, ENV-Mill Creek LP, Revenue Bonds
Insured: FHA 221(D4)
5.00%, due 6/1/26 (a)	1,001,000	1,010,352
City of Harrisonburg, Unlimited General Obligation
Series A, Insured: State Aid Withholding
1.75%, due 7/15/35	3,000,000	2,315,798
County of Fairfax, Unlimited General Obligation
Series A, Insured: State Aid Withholding
4.00%, due 10/1/28	1,040,000	1,057,653
Halifax County Industrial Development Authority, Virginia Electric and Power Co., Revenue Bonds
Series A
3.80%, due 12/1/41 (a)	1,000,000	1,013,146
Isle Wight County Industrial Development Authority, Riverside Healthcare Association Obligated Group, Revenue Bonds
Insured: AGM
5.25%, due 7/1/43	950,000	1,056,722
Insured: AGM
5.25%, due 7/1/48	1,500,000	1,641,826

	Principal Amount	Value
Long-Term Municipal Bonds
Virginia
James City County Economic Development Authority, Blaine Landing Phase II LP, Revenue Bonds
Insured: FHA 221(D4)
5.00%, due 2/1/26 (a)	$ 1,000,000	$ 1,004,754
Virginia Port Authority, Revenue Bonds
Series B
5.00%, due 7/1/41 (d)	500,000	503,430
Virginia Small Business Financing Authority, 95 Express Lanes LLC, Revenue Bonds, Senior Lien (d)
5.00%, due 7/1/34	500,000	532,707
5.00%, due 7/1/37	1,000,000	1,060,048
Williamsburg Economic Development Authority, William & Mary Project, Revenue Bonds
Series A, Insured: AGM
4.00%, due 7/1/42	1,000,000	1,000,879
Winchester Economic Development Authority, Valley Health System, Revenue Bonds
Series A
5.00%, due 1/1/28	1,100,000	1,165,295
Series A
5.00%, due 1/1/42	2,600,000	2,862,637
Wise County Industrial Development Authority, Virginia Electric and Power Co. Project, Revenue Bonds
Series A
0.75%, due 10/1/40 (a)	1,500,000	1,427,740
		18,675,447
Washington 1.1%
County of King, Sewer, Revenue Bonds, Junior Lien
Series A
3.84%, due 1/1/40	655,000	648,696
Franklin County School District No. 1, Pasco, Unlimited General Obligation
Insured: School Bond Guaranty
5.50%, due 12/1/40	2,000,000	2,339,362
Port of Seattle, Revenue Bonds
Series A
5.00%, due 4/1/31	1,000,000	1,002,424
Port of Tacoma, Revenue Bonds
Series B
5.00%, due 12/1/43 (d)	925,000	940,060
Skagit County Public Hospital District No. 1, Revenue Bonds
5.50%, due 12/1/38	450,000	494,925
Snohomish County Public Utility District No. 1, Electric System, Revenue Bonds
5.00%, due 12/1/40	1,500,000	1,524,873
Snohomish County School District No. 6, Unlimited General Obligation
Insured: School Bond Guaranty
3.00%, due 12/1/37	1,000,000	908,647
State of Washington, Motor Vehicle Fuel Tax, Unlimited General Obligation
Series R-2021A
5.00%, due 6/1/38	1,000,000	1,094,986
State of Washington, Various Purpose, Unlimited General Obligation
Series D
5.00%, due 2/1/40	5,000,000	5,182,309

	Principal Amount	Value
Long-Term Municipal Bonds
Washington
State of Washington, Various Purpose, Unlimited General Obligation
Series A
5.00%, due 8/1/42	$ 655,000	$ 698,519
Washington State Convention Center Public Facilities District, Lodging Tax, Revenue Bonds
Series B, Insured: AGM-CR
4.00%, due 7/1/36	1,000,000	1,007,980
Washington State Housing Finance Commission, Eliseo Project, Revenue Bonds
Series B-2
2.125%, due 7/1/27 (e)	150,000	140,322
		15,983,103
West Virginia 0.3%
West Virginia Economic Development Authority, Appalachian Power Co., Revenue Bonds
Series A
3.375%, due 3/1/40 (a)	1,000,000	991,998
West Virginia Hospital Finance Authority, Charleston Area Medical Center, Inc. Obligated Group, Revenue Bonds
Series A
5.00%, due 9/1/39	1,125,000	1,148,275
West Virginia Hospital Finance Authority, Vandalia Health, Inc., Revenue Bonds
Series B, Insured: AGM
5.125%, due 9/1/42	1,250,000	1,377,412
West Virginia Housing Development Fund, Revenue Bonds
Series A
3.65%, due 11/1/33	1,095,000	1,076,411
		4,594,096
Wisconsin 1.6%
Hudson School District, Unlimited General Obligation
2.25%, due 3/1/27	500,000	481,873
Public Finance Authority, Roseman University of Health Sciences, Revenue Bonds
4.00%, due 4/1/32 (e)	1,255,000	1,258,095
5.875%, due 4/1/45	2,000,000	2,019,557
Public Finance Authority, National Gypsum Co., Revenue Bonds
4.00%, due 8/1/35 (d)	1,000,000	973,070
Public Finance Authority, WFCS Holdings LLC, Revenue Bonds
Series A-1
4.50%, due 1/1/35 (e)	2,275,000	2,278,436
Public Finance Authority, Ultimate Medical Academy Project, Revenue Bonds (e)
Series A
5.00%, due 10/1/25	555,000	558,525
Series A
5.00%, due 10/1/28	335,000	346,292
Series A
5.00%, due 10/1/34	250,000	259,424
University of Wisconsin Hospitals & Clinics, Revenue Bonds
Series B
5.00%, due 4/1/54 (a)	1,100,000	1,219,279

	Principal Amount	Value
Long-Term Municipal Bonds
Wisconsin
Wisconsin Health & Educational Facilities Authority, Milwaukee Science Education Consortium, Inc. (The), Revenue Bonds
Series A
4.50%, due 3/15/33	$ 400,000	$ 404,991
Wisconsin Health & Educational Facilities Authority, Milwaukee Regional Medical Center (The), Revenue Bonds
5.00%, due 4/1/37	1,150,000	1,204,499
Wisconsin Housing & Economic Development Authority, Home Ownership, Revenue Bonds
Series A
3.00%, due 3/1/52	3,735,000	3,635,055
Series A, Insured: GNMA / FNMA / FHLMC
3.625%, due 3/1/34	1,500,000	1,471,185
Series A, Insured: GNMA / FNMA / FHLMC
6.00%, due 9/1/54	1,000,000	1,086,907
Wisconsin Housing & Economic Development Authority, New Hampton Apartment LLC, Revenue Bonds
Series A, Insured: HUD Sector 8
5.00%, due 12/1/27 (a)	3,500,000	3,628,940
Wisconsin Housing & Economic Development Authority Home Ownership, Sustainable Bond, Revenue Bonds
Series B, Insured: GNMA / FNMA / FHLMC
4.25%, due 9/1/44	700,000	695,383
Series B, Insured: GNMA / FNMA / FHLMC
5.00%, due 9/1/39	1,000,000	1,093,929
		22,615,440
Wyoming 0.2%
Sweetwater County 2023 Specific Purpose Tax Joint Powers Board, Revenue Bonds
Insured: AGM-CR
5.00%, due 6/15/28	3,000,000	3,206,662
Total Long-Term Municipal Bonds (Cost $1,419,776,532)		1,434,513,683
Short-Term Municipal Notes 1.3%
California 1.0%
Eastern Municipal Water District, Revenue Bonds
Series A
3.80%, due 7/1/46 (g)	4,000,000	4,000,000
Southern California Public Power Authority, Revenue Bonds
Series A
3.85%, due 7/1/35 (g)	10,000,000	10,000,000
		14,000,000

	Principal Amount	Value
Short-Term Municipal Notes
Connecticut 0.3%
Connecticut State Health & Educational Facilities Authority, Yale University, Revenue Bonds
Series A
3.80%, due 7/1/42 (g)	$ 5,000,000	$ 5,000,000
Total Short-Term Municipal Notes (Cost $19,000,000)		19,000,000
Total Municipal Bonds (Cost $1,438,776,532)		1,453,513,683

Long-Term Bonds 0.1%
Corporate Bond 0.1%
Healthcare-Services 0.1%
Dignity Health
3.812%, due 11/1/24	2,000,000	1,989,442
Total Long-Term Bonds (Cost $1,989,733)		1,989,442
Total Investments (Cost $1,440,766,265)	100.4%	1,455,503,125
Other Assets, Less Liabilities	(0.4)	(6,320,665)
Net Assets	100.0%	$ 1,449,182,460

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of July 31, 2024.
(b)	Issue in default.
(c)	Issue in non-accrual status.
(d)	Interest on these securities was subject to alternative minimum tax.
(e)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(f)	Delayed delivery security.
(g)	Variable-rate demand notes (VRDNs)—Provide the right to sell the security at face value on either that day or within the rate-reset period. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description. The maturity date shown is the final maturity.

Abbreviation(s):
AGM—Assured Guaranty Municipal Corp.
BAM—Build America Mutual Assurance Co.
CR—Custodial Receipts
FGIC—Financial Guaranty Insurance Company
FHA—Federal Housing Administration
FHLMC—Federal Home Loan Mortgage Corp.

FNMA—Federal National Mortgage Association
GNMA—Government National Mortgage Association
HUD—Housing and Urban Development
MTA—Metropolitan Transportation Authority
MUN GOVT GTD—Municipal Government Guaranteed
NATL-RE—National Public Finance Guarantee Corp.
PSF-GTD—Permanent School Fund Guaranteed
Q-SBLF—Qualified School Board Loan Fund
SD CRED PROG—School District Credit Enhancement Program
UT CSCE—Utah Charter School Credit Enhancement Program
The following is a summary of the fair valuations according to the inputs used as of July 31, 2024, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Municipal Bonds
Long-Term Municipal Bonds	$ —	$ 1,434,513,683	$ —	$ 1,434,513,683
Short-Term Municipal Notes	—	19,000,000	—	19,000,000
Total Municipal Bonds	—	1,453,513,683	—	1,453,513,683
Long-Term Bonds
Corporate Bond	—	1,989,442	—	1,989,442
Total Investments in Securities	$ —	$ 1,455,503,125	$ —	$ 1,455,503,125

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

NYLI MacKay Total Return Bond Fund
Portfolio of Investments July 31, 2024†^(Unaudited)
	Principal Amount	Value
Long-Term Bonds 96.3%
Asset-Backed Securities 9.9%
Automobile Asset-Backed Securities 5.7%
American Credit Acceptance Receivables Trust
Series 2022-1, Class D
2.46%, due 3/13/28 (a)	$ 1,265,000	$ 1,245,904
Bridgecrest Lending Auto Securitization Trust
Series 2023-1, Class D
7.84%, due 8/15/29	1,070,000	1,131,795
Exeter Automobile Receivables Trust (a)
Series 2021-2A, Class E
2.90%, due 7/17/28	1,040,000	996,355
Series 2021-3A, Class E
3.04%, due 12/15/28	2,090,000	1,984,006
Series 2022-2A, Class E
6.34%, due 10/15/29	1,135,000	1,118,252
Flagship Credit Auto Trust (a)
Series 2020-1, Class E
3.52%, due 6/15/27	1,950,000	1,891,602
Series 2019-2, Class E
4.52%, due 12/15/26	1,910,000	1,901,434
Series 2022-2, Class D
5.80%, due 4/17/28	1,050,000	984,183
Series 2024-1, Class D
6.30%, due 4/15/30	660,000	676,073
Ford Credit Auto Owner Trust (a)
Series 2021-2, Class D
2.60%, due 5/15/34	230,000	213,672
Series 2023-2, Class B
5.92%, due 2/15/36	500,000	516,579
Series 2023-1, Class D
6.26%, due 8/15/35	755,000	765,625
GLS Auto Receivables Issuer Trust (a)
Series 2021-2A, Class E
2.87%, due 5/15/28	1,895,000	1,795,293
Series 2021-3A, Class E
3.20%, due 10/16/28	1,685,000	1,588,481
Series 2020-1A, Class D
3.68%, due 11/16/26	345,081	344,120
Series 2022-3A, Class E
8.35%, due 10/15/29	665,000	675,541
OneMain Direct Auto Receivables Trust
Series 2019-1A, Class D
4.68%, due 4/14/31 (a)	610,000	594,820
		18,423,735
Other Asset-Backed Securities 4.2%
AGL CLO 32 Ltd.
Series 2024-32A, Class A1
(zero coupon) (3 Month SOFR + 1.38%), due 7/21/37 (a)(b)	600,000	600,203

	Principal Amount	Value
Asset-Backed Securities
Other Asset-Backed Securities
American Airlines Pass-Through Trust
Series 2019-1, Class AA
3.15%, due 2/15/32	$ 1,057,048	$ 967,105
Series 2016-2, Class A
3.65%, due 6/15/28	1,304,000	1,214,172
Series 2019-1, Class B
3.85%, due 2/15/28	788,192	743,622
Avant Loans Funding Trust
Series 2022-REV1, Class D
11.02%, due 9/15/31 (a)	690,000	686,085
British Airways Pass-Through Trust
Series 2021-1, Class A
2.90%, due 3/15/35 (a)	1,667,880	1,467,699
CF Hippolyta Issuer LLC
Series 2020-1, Class A1
1.69%, due 7/15/60 (a)	861,675	822,634
CVS Pass-Through Trust
5.789%, due 1/10/26 (a)	12,281	12,319
FORA Financial Asset Securitization LLC
Series 2021-1A, Class A
2.62%, due 5/15/27 (a)	845,000	825,431
HPEFS Equipment Trust
Series 2024-1A, Class D
5.82%, due 11/20/31 (a)	505,000	510,501
Ivy Hill Middle Market Credit Fund VII Ltd.
Series 7A, Class AR3
(zero coupon) (3 Month SOFR + 1.60%), due 10/15/36 (a)(b)(c)	350,000	350,000
JetBlue Pass-Through Trust
Series 2019-1, Class AA
2.75%, due 5/15/32	622,286	544,713
New Economy Assets Phase 1 Sponsor LLC (a)
Series 2021-1, Class A1
1.91%, due 10/20/61	885,000	801,327
Series 2021-1, Class B1
2.41%, due 10/20/61	1,345,000	1,176,130
OCP CLO Ltd.
Series 2017-14A, Class A1R
(zero coupon) (3 Month SOFR + 1.37%), due 7/20/37 (a)(b)	500,000	500,000
Regatta XI Funding Ltd.
Series 2018-1A, Class AR
6.702% (3 Month SOFR + 1.40%), due 7/17/37 (a)(b)	500,000	499,975
Signal Peak CLO 12 Ltd.
Series 2022-12A, Class A1R
6.671% (3 Month SOFR + 1.40%), due 7/18/37 (a)(b)	450,000	450,000
Stifel SBA IO Trust
Series 2024-1A, Class A2
1.268%, due 6/25/50 (a)(d)(e)	8,680,842	345,159

	Principal Amount	Value
Asset-Backed Securities
Other Asset-Backed Securities
United Airlines Pass-Through Trust
Series 2020-1, Class A
5.875%, due 10/15/27	$ 1,002,371	$ 1,013,821
		13,530,896
Total Asset-Backed Securities (Cost $32,503,658)		31,954,631
Corporate Bonds 33.8%
Aerospace & Defense 0.3%
Boeing Co. (The) (a)
6.528%, due 5/1/34	450,000	472,380
6.858%, due 5/1/54	470,000	497,563
		969,943
Agriculture 0.5%
Altria Group, Inc.
2.45%, due 2/4/32	1,850,000	1,535,881
Airlines 1.6%
American Airlines, Inc. (a)
5.50%, due 4/20/26	842,917	837,273
5.75%, due 4/20/29	860,000	840,395
Delta Air Lines, Inc. (a)
4.50%, due 10/20/25	464,380	462,104
4.75%, due 10/20/28	1,855,000	1,836,415
Mileage Plus Holdings LLC
6.50%, due 6/20/27 (a)	1,080,000	1,089,597
		5,065,784
Apparel 0.2%
Tapestry, Inc.
7.85%, due 11/27/33	585,000	623,843
Auto Manufacturers 2.7%
Ford Motor Credit Co. LLC
2.30%, due 2/10/25	755,000	740,948
4.125%, due 8/17/27	610,000	587,344
6.80%, due 5/12/28	700,000	730,088
6.95%, due 3/6/26	670,000	684,549
7.20%, due 6/10/30	555,000	593,266
General Motors Financial Co., Inc.
2.70%, due 6/10/31	1,335,000	1,131,288
4.30%, due 4/6/29	940,000	910,084

	Principal Amount	Value
Corporate Bonds
Auto Manufacturers
Nissan Motor Acceptance Co. LLC (a)
1.125%, due 9/16/24	$ 1,015,000	$ 1,008,363
1.85%, due 9/16/26	2,670,000	2,476,756
		8,862,686
Banks 11.3%
Australia & New Zealand Banking Group Ltd.
5.731% (5 Year Treasury Constant Maturity Rate + 1.618%), due 9/18/34 (a)(b)	935,000	949,714
Banco Santander SA
5.294%, due 8/18/27	600,000	603,722
5.439%, due 7/15/31	400,000	406,766
6.35%, due 3/14/34	800,000	824,089
Bank of America Corp. (f)
2.496%, due 2/13/31	755,000	666,617
Series MM
4.30%, due 1/28/25 (g)	910,000	896,324
Barclays plc (b)(g)
4.375% (5 Year Treasury Constant Maturity Rate + 3.41%), due 3/15/28	1,760,000	1,526,545
8.00% (5 Year Treasury Constant Maturity Rate + 5.431%), due 3/15/29	370,000	380,008
BNP Paribas SA
4.625% (5 Year Treasury Constant Maturity Rate + 3.34%), due 2/25/31 (a)(b)(g)	745,000	623,976
BPCE SA
6.714%, due 10/19/29 (a)(f)	410,000	431,221
Citizens Bank NA
6.064%, due 10/24/25 (f)	860,000	858,023
Comerica, Inc.
5.982%, due 1/30/30 (f)	770,000	771,948
Credit Agricole SA
4.75% (5 Year Treasury Constant Maturity Rate + 3.237%), due 3/23/29 (a)(b)(g)	1,420,000	1,266,325
Deutsche Bank AG
3.035%, due 5/28/32 (f)	890,000	767,430
6.609% (SOFR + 1.219%), due 11/16/27 (b)	1,325,000	1,322,164
First Horizon Bank
5.75%, due 5/1/30	1,606,000	1,578,189
First Horizon Corp.
4.00%, due 5/26/25	2,115,000	2,081,121
Goldman Sachs Group, Inc. (The)
1.948%, due 10/21/27 (f)	730,000	683,119
1.992%, due 1/27/32 (f)	740,000	613,528
6.75%, due 10/1/37	405,000	450,747
Huntington Bancshares, Inc.
5.709%, due 2/2/35 (f)	895,000	904,809
Intesa Sanpaolo SpA
7.00%, due 11/21/25 (a)	435,000	443,922
KeyBank NA
4.90%, due 8/8/32	715,000	661,235
KeyCorp
6.401%, due 3/6/35 (f)	425,000	443,322

	Principal Amount	Value
Corporate Bonds
Banks
Lloyds Banking Group plc
4.582%, due 12/10/25	$ 2,643,000	$ 2,615,774
4.976% (1 Year Treasury Constant Maturity Rate + 2.30%), due 8/11/33 (b)	520,000	510,007
M&T Bank Corp.
6.082%, due 3/13/32 (f)	465,000	477,109
Macquarie Group Ltd.
2.871%, due 1/14/33 (a)(f)	1,770,000	1,496,417
Morgan Stanley (f)
2.484%, due 9/16/36	1,945,000	1,577,236
2.511%, due 10/20/32	510,000	430,686
NatWest Group plc (b)
3.073% (1 Year Treasury Constant Maturity Rate + 2.55%), due 5/22/28	1,040,000	988,531
5.778% (1 Year Treasury Constant Maturity Rate + 1.50%), due 3/1/35	560,000	577,805
Santander Holdings USA, Inc. (f)
6.342%, due 5/31/35	550,000	563,534
6.499%, due 3/9/29	630,000	650,531
Societe Generale SA (a)(b)
4.75% (5 Year Treasury Constant Maturity Rate + 3.931%), due 5/26/26 (g)	395,000	363,376
5.375% (5 Year Treasury Constant Maturity Rate + 4.514%), due 11/18/30 (g)	1,155,000	961,442
7.132% (1 Year Treasury Constant Maturity Rate + 2.95%), due 1/19/55	445,000	439,175
UBS Group AG (a)
3.091%, due 5/14/32 (f)	1,070,000	935,320
4.375% (5 Year Treasury Constant Maturity Rate + 3.313%), due 2/10/31 (b)(g)	1,520,000	1,269,878
4.751% (1 Year Treasury Constant Maturity Rate + 1.75%), due 5/12/28 (b)	340,000	337,452
Wells Fargo & Co.
3.35%, due 3/2/33 (f)	700,000	620,793
Westpac Banking Corp.
3.02% (5 Year Treasury Constant Maturity Rate + 1.53%), due 11/18/36 (b)	1,633,000	1,377,480
		36,347,410
Biotechnology 0.1%
Amgen, Inc.
5.75%, due 3/2/63	450,000	453,032
Chemicals 0.9%
Braskem Netherlands Finance BV
4.50%, due 1/10/28 (a)	1,135,000	1,048,963
Huntsman International LLC
4.50%, due 5/1/29	1,759,000	1,696,225
		2,745,188
Commercial Services 0.2%
Ashtead Capital, Inc.
4.00%, due 5/1/28 (a)	640,000	613,916
Computers 0.3%
Dell International LLC
3.375%, due 12/15/41	1,145,000	864,250

	Principal Amount	Value
Corporate Bonds
Diversified Financial Services 3.7%
AerCap Ireland Capital DAC
2.45%, due 10/29/26	$ 2,300,000	$ 2,172,784
Ally Financial, Inc.
6.992%, due 6/13/29 (f)	270,000	283,871
8.00%, due 11/1/31	1,205,000	1,355,969
Aviation Capital Group LLC
1.95%, due 1/30/26 (a)	1,330,000	1,263,550
Avolon Holdings Funding Ltd. (a)
2.125%, due 2/21/26	1,385,000	1,316,514
3.25%, due 2/15/27	1,740,000	1,652,637
Cantor Fitzgerald LP
7.20%, due 12/12/28 (a)	635,000	668,115
Capital One Financial Corp. (f)
6.051%, due 2/1/35	330,000	339,166
6.312%, due 6/8/29	905,000	938,626
Jefferies Financial Group, Inc.
6.20%, due 4/14/34	685,000	710,895
OneMain Finance Corp.
3.50%, due 1/15/27	575,000	543,387
7.50%, due 5/15/31	645,000	663,235
		11,908,749
Electric 3.5%
Alabama Power Co.
3.00%, due 3/15/52	1,015,000	678,764
Arizona Public Service Co.
2.20%, due 12/15/31	1,500,000	1,238,371
3.35%, due 5/15/50	1,320,000	919,303
Calpine Corp.
5.125%, due 3/15/28 (a)	495,000	479,417
DTE Energy Co.
5.85%, due 6/1/34	610,000	634,997
Duquesne Light Holdings, Inc.
3.616%, due 8/1/27 (a)	990,000	945,549
Evergy Metro, Inc.
5.40%, due 4/1/34	720,000	734,811
Eversource Energy
5.95%, due 7/15/34	805,000	836,985
Ohio Power Co.
Series R
2.90%, due 10/1/51	585,000	367,254
Pacific Gas and Electric Co.
3.50%, due 8/1/50	2,235,000	1,509,050
Southern California Edison Co.
4.00%, due 4/1/47	975,000	773,178
Southwestern Electric Power Co.
3.25%, due 11/1/51	1,060,000	694,455

	Principal Amount	Value
Corporate Bonds
Electric
Vistra Operations Co. LLC (a)
6.00%, due 4/15/34	$ 840,000	$ 859,508
6.875%, due 4/15/32	455,000	468,296
		11,139,938
Entertainment 0.1%
Warnermedia Holdings, Inc.
4.279%, due 3/15/32	295,000	255,897
Food 1.1%
JBS USA Holding LUX SARL
5.75%, due 4/1/33	1,013,000	1,017,802
MARB BondCo plc
3.95%, due 1/29/31 (a)	1,240,000	1,030,721
Smithfield Foods, Inc. (a)
4.25%, due 2/1/27	965,000	939,114
5.20%, due 4/1/29	580,000	573,311
		3,560,948
Gas 1.2%
Boston Gas Co.
3.757%, due 3/16/32 (a)	505,000	450,323
Brooklyn Union Gas Co. (The)
6.388%, due 9/15/33 (a)	725,000	763,670
National Fuel Gas Co.
2.95%, due 3/1/31	1,820,000	1,564,992
Piedmont Natural Gas Co., Inc.
5.05%, due 5/15/52	620,000	559,660
Southern California Gas Co.
5.60%, due 4/1/54	625,000	633,815
		3,972,460
Healthcare-Products 0.1%
Solventum Corp.
5.90%, due 4/30/54 (a)	305,000	299,651
Insurance 0.6%
Athene Holding Ltd.
6.25%, due 4/1/54	490,000	499,809
Liberty Mutual Group, Inc.
3.951%, due 10/15/50 (a)	1,610,000	1,198,820
Nippon Life Insurance Co.
3.40% (5 Year Treasury Constant Maturity Rate + 2.612%), due 1/23/50 (a)(b)	290,000	260,242
		1,958,871
Lodging 0.2%
Studio City Finance Ltd.
5.00%, due 1/15/29 (a)	760,000	677,123

	Principal Amount	Value
Corporate Bonds
Media 0.1%
DISH DBS Corp.
5.75%, due 12/1/28 (a)	$ 635,000	$ 466,105
Miscellaneous—Manufacturing 0.4%
Textron Financial Corp.
7.319% (3 Month SOFR + 1.997%), due 2/15/42 (a)(b)	1,530,000	1,372,449
Oil & Gas 0.3%
Gazprom PJSC Via Gaz Capital SA
4.95%, due 2/6/28 (a)(h)	1,521,000	912,600
Packaging & Containers 0.2%
Owens-Brockway Glass Container, Inc.
6.625%, due 5/13/27 (a)	571,000	571,557
Pharmaceuticals 0.5%
Teva Pharmaceutical Finance Netherlands III BV
3.15%, due 10/1/26	1,653,000	1,565,392
Pipelines 2.7%
Cheniere Corpus Christi Holdings LLC
2.742%, due 12/31/39	1,135,000	926,717
Columbia Pipelines Operating Co. LLC
6.544%, due 11/15/53 (a)(i)	625,000	677,205
DT Midstream, Inc.
4.30%, due 4/15/32 (a)	1,125,000	1,034,085
Energy Transfer LP
5.35%, due 5/15/45	940,000	867,917
EnLink Midstream LLC
5.625%, due 1/15/28 (a)	475,000	476,634
Flex Intermediate Holdco LLC
3.363%, due 6/30/31 (a)	2,120,000	1,809,840
MPLX LP
5.65%, due 3/1/53	460,000	442,312
Targa Resources Corp.
4.20%, due 2/1/33	425,000	390,932
Venture Global LNG, Inc.
7.00%, due 1/15/30 (a)	338,000	341,530
Western Midstream Operating LP
5.25%, due 2/1/50 (j)	1,240,000	1,100,291
Williams Cos., Inc. (The)
3.50%, due 10/15/51	1,095,000	777,965
		8,845,428

	Principal Amount	Value
Corporate Bonds
Real Estate Investment Trusts 0.7%
GLP Capital LP
4.00%, due 1/15/30	$ 915,000	$ 853,730
Host Hotels & Resorts LP
5.70%, due 7/1/34	640,000	646,462
Invitation Homes Operating Partnership LP
2.00%, due 8/15/31	990,000	804,139
		2,304,331
Retail 0.2%
AutoNation, Inc.
4.75%, due 6/1/30	491,000	480,113
Nordstrom, Inc.
4.25%, due 8/1/31	290,000	258,093
		738,206
Transportation 0.1%
Genesee & Wyoming, Inc.
6.25%, due 4/15/32 (a)	375,000	379,472
Total Corporate Bonds (Cost $118,353,136)		109,011,110
Foreign Government Bonds 2.0%
Chile 0.4%
Empresa Nacional del Petroleo
3.45%, due 9/16/31 (a)	1,615,000	1,410,101
Colombia 0.4%
Colombia Government Bond
3.25%, due 4/22/32	1,485,000	1,161,634
Mexico 1.2%
Comision Federal de Electricidad
3.875%, due 7/26/33 (a)	1,665,000	1,373,092
Petroleos Mexicanos
6.50%, due 3/13/27	2,075,000	1,995,623
6.75%, due 9/21/47	715,000	483,838
		3,852,553
Total Foreign Government Bonds (Cost $7,567,351)		6,424,288

	Principal Amount	Value
Loan Assignments 0.2%
Diversified/Conglomerate Service 0.2%
TruGreen LP
First Lien Term Loan B
9.444% (1 Month SOFR + 4.00%), due 11/2/27 (b)	$ 591,704	$ 562,710
Total Loan Assignments (Cost $588,952)		562,710
Mortgage-Backed Securities 37.5%
Agency (Collateralized Mortgage Obligations) 17.7%
FHLMC
REMIC, Series 5326, Class QO
(zero coupon), due 9/25/50	1,345,601	951,471
REMIC, Series 5021, Class SA
(zero coupon) (SOFR 30A + 3.55%), due 10/25/50 (b)(d)	2,190,652	73,606
REMIC, Series 5092, Class SH
(zero coupon) (SOFR 30A + 2.45%), due 2/25/51 (b)(d)	1,101,285	6,952
REMIC, Series 5200, Class SA
(zero coupon) (SOFR 30A + 3.50%), due 2/25/52 (b)(d)	313,232	9,207
REMIC, Series 5326
(zero coupon), due 8/25/53	398,391	322,642
REMIC, Series 5351, Class DO
(zero coupon), due 9/25/53	785,295	661,890
REMIC, Series 5357, Class OE
(zero coupon), due 11/25/53	667,280	547,073
REMIC, Series 5363
(zero coupon), due 12/25/53	736,575	630,546
REMIC, Series 5315, Class OQ
(zero coupon), due 1/25/55	638,587	523,503
REMIC, Series 5328, Class JY
0.25%, due 9/25/50	846,305	572,507
REMIC, Series 4993, Class KS
0.588% (SOFR 30A + 5.936%), due 7/25/50 (b)(d)	2,962,652	376,009
REMIC, Series 4994, Class TS
0.638% (SOFR 30A + 5.986%), due 7/25/50 (b)(d)	1,428,100	181,397
REMIC, Series 5092, Class XA
1.00%, due 1/15/41	604,624	511,408
REMIC, Series 5136, Class ZJ
2.50%, due 8/25/51	639,434	383,675
REMIC, Series 5070, Class PI
3.00%, due 8/25/50 (d)	1,410,744	250,525
REMIC, Series 5011, Class MI
3.00%, due 9/25/50 (d)	1,232,479	202,797
REMIC, Series 5094, Class IP
3.00%, due 4/25/51 (d)	1,108,113	175,963
REMIC, Series 5160
3.00%, due 10/25/51 (d)	1,185,583	129,748
REMIC, Series 4710, Class WZ
3.50%, due 8/15/47	382,035	348,684

	Principal Amount	Value
Mortgage-Backed Securities
Agency (Collateralized Mortgage Obligations)
FHLMC
REMIC, Series 4725, Class WZ
3.50%, due 11/15/47	$ 1,272,386	$ 1,156,899
REMIC, Series 5304, Class UB
4.00%, due 2/25/52	536,226	508,203
REMIC, Series 5268, Class B
4.50%, due 10/25/52	762,129	735,846
FHLMC, Strips
Series 272
(zero coupon), due 8/15/42	887,677	680,886
Series 311
(zero coupon), due 8/15/43	497,524	380,682
Series 402
(zero coupon), due 9/25/53	908,480	749,281
Series 311, Class S1
0.498% (SOFR 30A + 5.836%), due 8/15/43 (b)(d)	2,479,149	274,377
Series 389, Class C35
2.00%, due 6/15/52 (d)	2,217,994	283,615
FNMA
REMIC, Series 2022-3, Class YS
(zero coupon) (SOFR 30A + 2.55%), due 2/25/52 (b)(d)	7,571,283	60,573
REMIC, Series 2022-5, Class SN
(zero coupon) (SOFR 30A + 1.80%), due 2/25/52 (b)(d)	987,532	670
REMIC, Series 2023-70, Class AO
(zero coupon), due 3/25/53	665,332	534,425
REMIC, Series 2023-45
(zero coupon), due 10/25/53	777,360	606,724
REMIC, Series 2023-24, Class OQ
(zero coupon), due 7/25/54	831,887	688,108
REMIC, Series 2022-10, Class SA
0.403% (SOFR 30A + 5.75%), due 2/25/52 (b)(d)	2,094,173	295,952
REMIC, Series 2021-40, Class SI
0.488% (SOFR 30A + 5.836%), due 9/25/47 (b)(d)	1,633,049	165,917
REMIC, Series 2016-57, Class SN
0.588% (SOFR 30A + 5.936%), due 6/25/46 (b)(d)	1,337,857	143,610
REMIC, Series 2020-70, Class SD
0.788% (SOFR 30A + 6.136%), due 10/25/50 (b)(d)	1,451,198	190,576
REMIC, Series 2021-10, Class LI
2.50%, due 3/25/51 (d)	653,322	89,819
REMIC, Series 2021-12, Class JI
2.50%, due 3/25/51 (d)	954,648	146,921
REMIC, Series 2021-34, Class MI
2.50%, due 3/25/51 (d)	5,764,567	774,255
REMIC, Series 2021-54, Class HI
2.50%, due 6/25/51 (d)	432,955	55,985
REMIC, Series 2021-53, Class GI
3.00%, due 7/25/48 (d)	7,199,231	1,028,779

	Principal Amount	Value
Mortgage-Backed Securities
Agency (Collateralized Mortgage Obligations)
FNMA
REMIC, Series 2021-85, Class BI
3.00%, due 12/25/51 (d)	$ 2,619,246	$ 440,081
REMIC, Series 2021-12, Class GC
3.50%, due 7/25/50	1,417,584	1,288,106
REMIC, Series 2021-8, Class ID
3.50%, due 3/25/51 (d)	1,694,262	368,963
FNMA, Strips (d)
Series 426, Class C32
1.50%, due 2/25/52	3,400,569	326,487
Series 429, Class C5
3.00%, due 10/25/52	3,558,718	589,115
GNMA
Series 2019-136, Class YS
(zero coupon) (1 Month SOFR + 2.716%), due 11/20/49 (b)(d)	733,247	9,910
Series 2020-1, Class YS
(zero coupon) (1 Month SOFR + 2.716%), due 1/20/50 (b)(d)	2,318,908	32,190
Series 2020-129, Class SB
(zero coupon) (1 Month SOFR + 3.086%), due 9/20/50 (b)(d)	3,181,222	53,843
Series 2021-16, Class AS
(zero coupon) (1 Month SOFR + 2.636%), due 1/20/51 (b)(d)	3,637,756	37,096
Series 2023-101, Class KO
(zero coupon), due 1/20/51	1,919,841	1,293,985
Series 2021-29, Class AS
(zero coupon) (SOFR 30A + 2.70%), due 2/20/51 (b)(d)	3,545,414	52,229
Series 2021-46, Class BS
(zero coupon) (1 Month SOFR + 2.686%), due 3/20/51 (b)(d)	3,364,384	32,819
Series 2021-64, Class GS
(zero coupon) (SOFR 30A + 1.65%), due 4/20/51 (b)(d)	562,045	848
Series 2021-64, Class SG
(zero coupon) (SOFR 30A + 1.60%), due 4/20/51 (b)(d)	1,261,950	1,902
Series 2021-77, Class SN
(zero coupon) (1 Month SOFR + 2.486%), due 5/20/51 (b)(d)	5,542,905	39,497
Series 2021-97, Class SA
(zero coupon) (SOFR 30A + 2.60%), due 6/20/51 (b)(d)	4,361,595	49,768
Series 2021-158, Class SB
(zero coupon) (SOFR 30A + 3.70%), due 9/20/51 (b)(d)	2,686,522	106,153
Series 2021-205, Class DS
(zero coupon) (SOFR 30A + 3.20%), due 11/20/51 (b)(d)	5,354,520	125,197
Series 2021-213, Class ES
(zero coupon) (SOFR 30A + 1.70%), due 12/20/51 (b)(d)	12,173,187	35,969
Series 2021-226, Class SA
(zero coupon) (SOFR 30A + 1.70%), due 12/20/51 (b)(d)	2,492,838	6,162
Series 2022-19, Class SG
(zero coupon) (SOFR 30A + 2.45%), due 1/20/52 (b)(d)	4,076,839	32,339
Series 2022-24, Class SC
(zero coupon) (SOFR 30A + 2.37%), due 2/20/52 (b)(d)	21,138,600	113,261

	Principal Amount	Value
Mortgage-Backed Securities
Agency (Collateralized Mortgage Obligations)
GNMA
Series 2022-34, Class HS
(zero coupon) (SOFR 30A + 4.10%), due 2/20/52 (b)(d)	$ 4,242,339	$ 214,474
Series 2022-78, Class S
(zero coupon) (SOFR 30A + 3.70%), due 4/20/52 (b)(d)	1,850,525	37,408
Series 2022-87, Class SA
(zero coupon) (SOFR 30A + 3.30%), due 5/20/52 (b)(d)	3,844,525	63,199
Series 2022-101, Class SB
(zero coupon) (SOFR 30A + 3.30%), due 6/20/52 (b)(d)	1,924,368	30,622
Series 2022-107, Class SA
(zero coupon) (SOFR 30A + 3.47%), due 6/20/52 (b)(d)	9,699,199	185,455
Series 2023-66, Class OQ
(zero coupon), due 7/20/52	1,144,387	902,787
Series 2023-53
(zero coupon), due 4/20/53	508,933	404,186
Series 2023-80, Class SA
(zero coupon) (SOFR 30A + 5.25%), due 6/20/53 (b)(d)	4,678,759	196,499
Series 2023-60, Class ES
0.512% (SOFR 30A + 11.20%), due 4/20/53 (b)	1,123,318	1,038,757
Series 2020-146, Class SA
0.84% (1 Month SOFR + 6.186%), due 10/20/50 (b)(d)	1,632,030	217,350
Series 2020-167, Class SN
0.84% (1 Month SOFR + 6.186%), due 11/20/50 (b)(d)	827,219	116,597
Series 2021-179, Class SA
0.84% (1 Month SOFR + 6.186%), due 11/20/50 (b)(d)	2,418,302	323,126
Series 2020-189, Class SU
0.84% (1 Month SOFR + 6.186%), due 12/20/50 (b)(d)	551,352	79,120
Series 2021-46, Class QS
0.84% (1 Month SOFR + 6.186%), due 3/20/51 (b)(d)	968,469	134,612
Series 2021-46, Class TS
0.84% (1 Month SOFR + 6.186%), due 3/20/51 (b)(d)	1,170,298	163,960
Series 2021-57, Class SA
0.84% (1 Month SOFR + 6.186%), due 3/20/51 (b)(d)	3,431,548	452,375
Series 2021-57, Class SD
0.84% (1 Month SOFR + 6.186%), due 3/20/51 (b)(d)	5,632,910	753,465
Series 2021-96, Class NS
0.84% (1 Month SOFR + 6.186%), due 6/20/51 (b)(d)	3,121,686	429,302
Series 2021-96, Class SN
0.84% (1 Month SOFR + 6.186%), due 6/20/51 (b)(d)	2,163,823	273,226
Series 2021-97, Class SM
0.84% (1 Month SOFR + 6.186%), due 6/20/51 (b)(d)	2,307,918	338,222
Series 2021-122, Class HS
0.84% (1 Month SOFR + 6.186%), due 7/20/51 (b)(d)	1,986,362	285,901
Series 2022-137, Class S
0.84% (1 Month SOFR + 6.186%), due 7/20/51 (b)(d)	2,177,203	279,338
Series 2021-96, Class JS
0.89% (1 Month SOFR + 6.236%), due 6/20/51 (b)(d)	1,706,311	234,382

	Principal Amount	Value
Mortgage-Backed Securities
Agency (Collateralized Mortgage Obligations)
GNMA
Series 2020-166, Class CA
1.00%, due 11/20/50	$ 1,234,720	$ 914,231
Series 2023-86, Class SE
1.306% (SOFR 30A + 6.65%), due 9/20/50 (b)(d)	1,477,374	213,119
Series 2023-66, Class MP
1.612% (SOFR 30A + 12.30%), due 5/20/53 (b)	1,206,596	1,193,820
Series 2020-166, Class IC
2.00%, due 11/20/50 (d)	1,180,297	116,203
Series 2020-185, Class BI
2.00%, due 12/20/50 (d)	1,283,675	138,491
Series 2022-10, Class IC
2.00%, due 11/20/51 (d)	1,876,236	216,506
Series 2021-97, Class IN
2.50%, due 8/20/49 (d)	2,823,280	266,697
Series 2022-1, Class IA
2.50%, due 6/20/50 (d)	451,526	58,605
Series 2020-122, Class IW
2.50%, due 7/20/50 (d)	1,509,539	193,203
Series 2020-151, Class TI
2.50%, due 10/20/50 (d)	1,448,763	199,833
Series 2021-1, Class PI
2.50%, due 12/20/50 (d)	739,564	91,914
Series 2021-83, Class FM
2.50% (SOFR 30A + 0.51%), due 5/20/51 (b)	2,260,885	1,864,475
Series 2021-140, Class GF
2.50% (1 Month SOFR + 0.764%), due 8/20/51 (b)	864,625	710,672
Series 2021-177, Class CI
2.50%, due 10/20/51 (d)	1,648,547	209,981
Series 2021-188
2.50%, due 10/20/51 (d)	2,819,531	464,957
Series 2022-83
2.50%, due 11/20/51 (d)	1,998,571	278,318
Series 2022-1, Class CF
2.50% (SOFR 30A + 0.80%), due 1/20/52 (b)	1,697,984	1,395,681
Series 2021-1, Class IT
3.00%, due 1/20/51 (d)	1,738,852	285,108
Series 2021-44, Class IQ
3.00%, due 3/20/51 (d)	2,569,603	406,058
Series 2021-67, Class PI
3.00%, due 4/20/51 (d)	1,161,476	184,603
Series 2021-74, Class HI
3.00%, due 4/20/51 (d)	315,271	48,656
Series 2021-97, Class FA
3.00% (SOFR 30A + 0.40%), due 6/20/51 (b)	3,079,352	2,633,058
Series 2021-98, Class IN
3.00%, due 6/20/51 (d)	1,056,170	186,236

	Principal Amount	Value
Mortgage-Backed Securities
Agency (Collateralized Mortgage Obligations)
GNMA
Series 2021-139, Class IA
3.00%, due 8/20/51 (d)	$ 7,262,364	$ 1,098,217
Series 2022-207
3.00%, due 8/20/51 (d)	1,611,950	258,212
Series 2023-19, Class CI
3.00%, due 11/20/51 (d)	2,093,013	329,009
Series 2022-206, Class CN
3.00%, due 2/20/52	422,735	372,348
Series 2019-92, Class GF
3.50% (1 Month SOFR + 0.804%), due 7/20/49 (b)	393,209	353,284
Series 2019-97, Class FG
3.50% (1 Month SOFR + 0.804%), due 8/20/49 (b)	1,160,396	1,037,945
Series 2019-128, Class KF
3.50% (1 Month SOFR + 0.764%), due 10/20/49 (b)	406,751	364,304
Series 2019-128, Class YF
3.50% (1 Month SOFR + 0.764%), due 10/20/49 (b)	422,916	378,977
Series 2020-1, Class YF
3.50% (1 Month SOFR + 0.784%), due 1/20/50 (b)	841,865	752,405
Series 2020-5, Class FA
3.50% (1 Month SOFR + 0.814%), due 1/20/50 (b)	1,055,989	944,173
Series 2021-96, Class FG
3.50% (SOFR 30A + 0.30%), due 6/20/51 (b)	442,934	394,781
Series 2021-146, Class IN
3.50%, due 8/20/51 (d)	1,860,611	325,125
Series 2019-106, Class FA
4.00% (1 Month SOFR + 0.714%), due 8/20/49 (b)	405,537	373,300
Series 2022-69, Class FA
4.50% (SOFR 30A + 0.75%), due 4/20/52 (b)	370,225	346,510
Series 2023-81, Class LA
5.00%, due 6/20/52	395,850	395,491
Series 2023-38, Class WT
6.643%, due 12/20/51 (k)	520,335	551,544
Series 2023-59, Class YC
6.963%, due 9/20/51 (k)	1,313,362	1,429,256
Series 2023-55, Class CG
7.49%, due 7/20/51 (k)	777,488	865,732
Series 2023-55, Class LB
7.802%, due 11/20/51 (k)	700,224	804,328
Multifamily Connecticut Avenue Securities Trust (a)(b)
Series 2020-01, Class M10
9.212% (SOFR 30A + 3.864%), due 3/25/50	1,636,040	1,644,613
Series 2019-01, Class B10
10.962% (SOFR 30A + 5.614%), due 10/25/49	790,000	784,857
Series 2023-01, Class M10
11.847% (SOFR 30A + 6.50%), due 11/25/53	1,415,000	1,577,369

	Principal Amount	Value
Mortgage-Backed Securities
Agency (Collateralized Mortgage Obligations)
Multifamily Connecticut Avenue Securities Trust (a)(b)
Series 2020-01, Class CE
12.962% (SOFR 30A + 7.614%), due 3/25/50	$ 835,000	$ 829,955
		57,084,149
Commercial Mortgage Loans (Collateralized Mortgage Obligations) 7.7%
BANK (e)
Series 2019-BN20, Class C
3.653%, due 9/15/62	285,000	218,345
Series 2019-BN19, Class C
4.028%, due 8/15/61	1,935,000	1,514,352
Bayview Commercial Asset Trust
Series 2006-4A, Class A1
5.809% (1 Month SOFR + 0.459%), due 12/25/36 (a)(b)	17,400	16,621
BBCMS Mortgage Trust (a)
Series 2022-C16, Class D
2.50%, due 6/15/55 (k)	765,000	455,957
Series 2018-C2, Class D
3.00%, due 12/15/51	650,000	513,998
Series 2018-TALL, Class A
6.248% (1 Month SOFR + 0.919%), due 3/15/37 (b)	600,000	564,000
Series 2018-TALL, Class D
6.975% (1 Month SOFR + 1.646%), due 3/15/37 (b)	1,025,000	875,701
Benchmark Mortgage Trust
Series 2018-B6, Class D
3.09%, due 10/10/51 (a)(e)	630,000	456,624
Series 2018-B3, Class C
4.515%, due 4/10/51 (e)	915,000	757,366
Series 2019-B9, Class C
4.971%, due 3/15/52 (k)	765,000	625,439
BX Trust (a)
Series 2019-OC11, Class E
3.944%, due 12/9/41 (e)	809,000	702,397
Series 2024-BIO, Class C
7.969% (1 Month SOFR + 2.64%), due 2/15/41 (b)	315,000	313,621
CAMB Commercial Mortgage Trust
Series 2021-CX2, Class D
2.771%, due 11/10/46 (a)(e)	890,000	672,220
CD Mortgage Trust
Series 2017-CD4, Class D
3.30%, due 5/10/50 (a)	1,315,000	1,067,666
CFCRE Commercial Mortgage Trust (e)
Series 2016-C3, Class D
3.052%, due 1/10/48 (a)	550,000	478,490
Series 2016-C7, Class C
4.365%, due 12/10/54	645,000	570,394

	Principal Amount	Value
Mortgage-Backed Securities
Commercial Mortgage Loans (Collateralized Mortgage Obligations)
Commercial Mortgage Trust (e)
Series 2014-CR15, Class D
3.977%, due 2/10/47 (a)	$ 1,015,000	$ 913,503
Series 2012-LC4, Class C
5.303%, due 12/10/44	550,000	485,594
CSAIL Commercial Mortgage Trust
Series 2016-C6, Class D
4.918%, due 1/15/49 (a)(e)	740,000	556,746
DBJPM Mortgage Trust
Series 2016-C1, Class C
3.318%, due 5/10/49 (e)	755,000	672,242
FHLMC
REMIC, Series 2024-MN8, Class M2
9.597% (SOFR 30A + 4.25%), due 5/25/44 (a)(b)	660,000	681,058
GNMA
Series 2020-177
0.819%, due 6/16/62 (d)(e)	4,147,207	254,250
Series 2023-194, Class CI
0.876%, due 10/16/65 (d)(e)	3,603,185	249,653
Series 2021-164
0.949%, due 10/16/63 (d)(e)	3,244,968	237,256
Series 2023-159, Class CI
0.956%, due 7/16/65 (d)(k)	4,544,371	355,836
Series 2020-168, Class IA
0.979%, due 12/16/62 (d)(e)	2,437,460	176,244
Series 2021-47
0.992%, due 3/16/61 (d)(e)	5,697,620	397,627
Series 2022-185, Class DI
1.023%, due 10/16/65 (d)(e)	2,030,040	152,003
Series 2023-172
1.386%, due 2/16/66 (d)(e)	3,149,300	316,037
Series 2024-29, Class B
2.50%, due 8/16/64 (k)	990,000	755,588
J.P. Morgan Chase Commercial Mortgage Securities Trust (a)
Series 2013-C13, Class E
3.986%, due 1/15/46 (k)	500,000	439,726
Series 2012-C6, Class E
4.964%, due 5/15/45 (e)	695,000	640,557
JPMCC Commercial Mortgage Securities Trust
Series 2019-COR5, Class D
3.00%, due 6/13/52 (a)	240,000	177,467
JPMDB Commercial Mortgage Securities Trust
Series 2017-C7, Class C
4.15%, due 10/15/50 (e)	655,000	570,859
Life Mortgage Trust
Series 2022-BMR2, Class D
7.871% (1 Month SOFR + 2.542%), due 5/15/39 (a)(b)	770,000	718,421

	Principal Amount	Value
Mortgage-Backed Securities
Commercial Mortgage Loans (Collateralized Mortgage Obligations)
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C18, Class 300B
3.996%, due 8/15/31	$ 540,000	$ 453,600
ORL Trust
Series 2023-GLKS, Class D
9.63% (1 Month SOFR + 4.301%), due 10/19/36 (a)(b)	865,000	866,622
TX Trust
Series 2024-HOU, Class E
9.716% (1 Month SOFR + 4.387%), due 6/15/39 (a)(b)	570,000	565,110
UBS Commercial Mortgage Trust
Series 2018-C10, Class D
3.00%, due 5/15/51 (a)	590,000	436,750
Series 2018-C9, Class C
4.947%, due 3/15/51 (e)	575,000	431,004
Wells Fargo Commercial Mortgage Trust
Series 2018-C43, Class D
3.00%, due 3/15/51 (a)	250,000	196,273
Series 2019-C50, Class D
3.00%, due 5/15/52 (a)	1,365,000	1,008,809
Series 2016-NXS6, Class D
3.059%, due 11/15/49 (a)	990,000	846,190
Series 2019-C51, Class C
4.289%, due 6/15/52 (k)	775,000	653,215
Series 2016-NXS5, Class D
4.976%, due 1/15/59 (e)	960,000	741,338
		24,752,769
Whole Loan (Collateralized Mortgage Obligations) 12.1%
American Home Mortgage Investment Trust
Series 2005-4, Class 3A1
6.064% (1 Month SOFR + 0.714%), due 11/25/45 (b)	618,979	429,555
CIM Trust
Series 2021-J2, Class AS
0.21%, due 4/25/51 (a)(d)(k)	30,004,409	354,292
Connecticut Avenue Securities Trust (a)(b)
Series 2020-SBT1, Class 1M2
9.112% (SOFR 30A + 3.764%), due 2/25/40	540,000	573,042
Series 2021-R03, Class 1B2
10.847% (SOFR 30A + 5.50%), due 12/25/41	745,000	779,926
Series 2022-R01, Class 1B2
11.347% (SOFR 30A + 6.00%), due 12/25/41	1,075,000	1,137,490
Series 2019-HRP1, Class B1
14.712% (SOFR 30A + 9.364%), due 11/25/39	2,134,000	2,372,617
Series 2022-R04, Class 1B2
14.847% (SOFR 30A + 9.50%), due 3/25/42	510,000	581,238
Series 2022-R03, Class 1B2
15.197% (SOFR 30A + 9.85%), due 3/25/42	615,000	701,998

	Principal Amount	Value
Mortgage-Backed Securities
Whole Loan (Collateralized Mortgage Obligations)
CSMC Trust
Series 2021-NQM5, Class A1
0.938%, due 5/25/66 (a)(k)	$ 908,939	$ 745,254
FHLMC STACR REMIC Trust (a)(b)
Series 2024-HQA1, Class M2
7.347% (SOFR 30A + 2.00%), due 3/25/44	505,000	507,212
Series 2020-DNA6, Class B1
8.347% (SOFR 30A + 3.00%), due 12/25/50	740,000	796,620
Series 2021-HQA2, Class B1
8.497% (SOFR 30A + 3.15%), due 12/25/33	1,200,000	1,334,811
Series 2020-HQA5, Class B1
9.347% (SOFR 30A + 4.00%), due 11/25/50	1,590,000	1,786,763
Series 2021-DNA1, Class B2
10.097% (SOFR 30A + 4.75%), due 1/25/51	1,810,000	1,949,714
Series 2020-DNA2, Class B2
10.262% (SOFR 30A + 4.914%), due 2/25/50	575,000	625,831
Series 2021-HQA1, Class B2
10.347% (SOFR 30A + 5.00%), due 8/25/33	1,890,000	2,049,395
Series 2020-HQA1, Class B2
10.562% (SOFR 30A + 5.214%), due 1/25/50	1,592,000	1,723,071
Series 2021-HQA2, Class B2
10.797% (SOFR 30A + 5.45%), due 12/25/33	1,460,000	1,633,029
Series 2021-DNA5, Class B2
10.847% (SOFR 30A + 5.50%), due 1/25/34	1,745,000	1,968,937
Series 2023-HQA1, Class M2
10.847% (SOFR 30A + 5.50%), due 5/25/43	595,000	663,260
Series 2021-DNA2, Class B2
11.347% (SOFR 30A + 6.00%), due 8/25/33	1,430,000	1,687,843
Series 2022-HQA2, Class M2
11.347% (SOFR 30A + 6.00%), due 7/25/42	243,000	270,432
Series 2021-DNA3, Class B2
11.597% (SOFR 30A + 6.25%), due 10/25/33	1,075,000	1,270,662
Series 2021-HQA3, Class B2
11.597% (SOFR 30A + 6.25%), due 9/25/41	955,000	998,084
Series 2021-HQA4, Class B2
12.347% (SOFR 30A + 7.00%), due 12/25/41	1,380,000	1,475,273
Series 2022-DNA1, Class B2
12.447% (SOFR 30A + 7.10%), due 1/25/42	1,405,000	1,509,872
Series 2020-HQA5, Class B2
12.747% (SOFR 30A + 7.40%), due 11/25/50	475,000	576,168
FHLMC STACR Securitized Participation Interests Trust
Series 2018-SPI3, Class B
4.153%, due 8/25/48 (a)(k)	938,832	702,425
FHLMC STACR Trust (a)(b)
Series 2019-FTR2, Class B2
12.862% (SOFR 30A + 7.514%), due 11/25/48	600,000	690,595
Series 2019-HQA3, Class B2
12.962% (SOFR 30A + 7.614%), due 9/25/49	755,000	859,328

	Principal Amount	Value
Mortgage-Backed Securities
Whole Loan (Collateralized Mortgage Obligations)
FHLMC STACR Trust (a)(b)
Series 2019-FTR1, Class B2
13.812% (SOFR 30A + 8.464%), due 1/25/48	$ 870,000	$ 1,047,620
Series 2018-HQA2, Class B2
16.462% (SOFR 30A + 11.114%), due 10/25/48	1,395,000	1,763,572
GS Mortgage-Backed Securities Corp. Trust
Series 2021-PJ1, Class A4
2.50%, due 6/25/51 (a)(k)	881,875	713,905
RCKT Mortgage Trust
Series 2021-5, Class A1
2.50%, due 11/25/51 (a)(k)	996,767	813,642
Sequoia Mortgage Trust
Series 2021-4, Class A1
0.166%, due 6/25/51 (a)(d)(e)	24,793,575	232,276
STACR Trust (a)(b)
Series 2018-HRP2, Class B2
15.962% (SOFR 30A + 10.614%), due 2/25/47	805,000	998,606
Series 2018-HRP1, Class B2
17.212% (SOFR 30A + 11.864%), due 5/25/43	535,966	653,093
		38,977,451
Total Mortgage-Backed Securities (Cost $119,001,226)		120,814,369
U.S. Government & Federal Agencies 12.9%
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 3.5%
FHLMC Gold Pools, Other
4.00%, due 6/1/42	805,506	773,757
UMBS Pool, 30 Year
2.50%, due 1/1/52	1,734,948	1,471,369
3.50%, due 4/1/52	669,852	611,099
4.00%, due 3/1/53	1,811,909	1,700,480
5.00%, due 3/1/54	965,522	950,609
5.50%, due 7/1/53	3,700,450	3,706,176
5.50%, due 7/1/53	720,760	724,105
6.00%, due 10/1/53	396,591	403,860
6.00%, due 11/1/53	901,275	920,504
		11,261,959
Federal National Mortgage Association (Mortgage Pass-Through Securities) 5.7%
FNMA, Other
4.00%, due 3/1/42	476,793	459,799
4.00%, due 1/1/43	861,000	826,053
4.38%, due 7/1/28	1,000,000	996,247
6.00%, due 4/1/37	3,211	3,280
UMBS, 30 Year
2.00%, due 10/1/50	2,007,388	1,626,793
2.00%, due 3/1/52	556,919	448,258

	Principal Amount	Value
U.S. Government & Federal Agencies
Federal National Mortgage Association (Mortgage Pass-Through Securities)
UMBS, 30 Year
2.00%, due 3/1/52	$ 242,598	$ 195,265
3.50%, due 12/1/44	619,153	579,653
3.50%, due 11/1/50	83,207	75,681
4.50%, due 1/1/54	2,440,440	2,351,454
5.00%, due 3/1/53	4,058,453	3,999,295
5.00%, due 5/1/53	1,064,861	1,048,882
5.50%, due 8/1/53	894,103	899,313
6.00%, due 8/1/53	810,112	825,213
6.00%, due 9/1/53	538,217	548,691
6.00%, due 9/1/53	1,228,403	1,245,714
6.00%, due 11/1/53	1,342,869	1,371,495
6.50%, due 12/1/53	1,042,704	1,072,354
		18,573,440
United States Treasury Bonds 0.9%
U.S. Treasury Bonds
4.625%, due 5/15/44	2,095,000	2,151,630
4.625%, due 5/15/54	665,000	696,380
		2,848,010
United States Treasury Inflation - Indexed Notes 0.2%
U.S. Treasury Inflation Linked Notes (l)
0.125%, due 1/15/30	164,796	150,903
0.875%, due 1/15/29	391,806	376,699
		527,602
United States Treasury Notes 2.6%
U.S. Treasury Notes
4.00%, due 7/31/29	600,000	602,062
4.125%, due 7/31/31	5,085,000	5,135,055
4.375%, due 7/31/26	1,235,000	1,237,702
4.375%, due 7/15/27	1,580,000	1,593,455
		8,568,274
Total U.S. Government & Federal Agencies (Cost $41,506,909)		41,779,285
Total Long-Term Bonds (Cost $319,521,232)		310,546,393

	Shares

Common Stocks 0.0% ‡
Commercial Services & Supplies 0.0% ‡
Quad/Graphics, Inc.	1	5
Total Common Stocks (Cost $0)		5

	Shares	Value
Short-Term Investments 3.2%
Affiliated Investment Company 1.2%
NYLI U.S. Government Liquidity Fund, 5.243% (m)	3,901,355	$ 3,901,355
Unaffiliated Investment Company 0.2%
Invesco Government & Agency Portfolio, 5.291% (m)(n)	692,640	692,640

	Principal Amount

U.S. Treasury Debt 1.8%
U.S. Treasury Bills (o)
5.193%, due 11/29/24	$ 2,660,000	2,615,113
5.272%, due 9/24/24	3,180,000	3,154,934
		5,770,047
Total Short-Term Investments (Cost $10,363,960)		10,364,042
Total Investments (Cost $329,885,192)	99.5%	320,910,440
Other Assets, Less Liabilities	0.5	1,680,878
Net Assets	100.0%	$ 322,591,318

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Floating rate—Rate shown was the rate in effect as of July 31, 2024.
(c)	Delayed delivery security.
(d)	Collateralized Mortgage Obligation Interest Only Strip—Pays a fixed or variable rate of interest based on mortgage loans or mortgage pass-through securities. The principal amount of the underlying pool represents the notional amount on which the current interest was calculated. The value of these stripped securities may be particularly sensitive to changes in prevailing interest rates and are typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities.
(e)	Collateral strip rate—A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of July 31, 2024.
(f)	Fixed to floating rate—Rate shown was the rate in effect as of July 31, 2024.
(g)	Security is perpetual and, thus, does not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(h)	Illiquid security—As of July 31, 2024, the total market value deemed illiquid under procedures approved by the Board of Trustees was $912,600, which represented 0.3% of the Fund’s net assets.
(i)	All or a portion of this security was held on loan. As of July 31, 2024, the aggregate market value of securities on loan was $676,121. The Fund received cash collateral with a value of $692,640.
(j)	Step coupon—Rate shown was the rate in effect as of July 31, 2024.
(k)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of July 31, 2024.
(l)	Treasury Inflation Protected Security—Pays a fixed rate of interest on a principal amount that is continuously adjusted for inflation based on the Consumer Price Index-Urban Consumers.
(m)	Current yield as of July 31, 2024.

(n)	Represents a security purchased with cash collateral received for securities on loan.
(o)	Interest rate shown represents yield to maturity.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 3,806	$ 138,830	$ (138,735)	$ —	$ —	$ 3,901	$ 183	$ —	3,901
Futures Contracts
As of July 31, 2024, the Fund held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Long Contracts
Euro-Schatz	55	September 2024	$ 6,293,233	$ 6,313,982	$ 20,749
U.S. Treasury 5 Year Notes	77	September 2024	8,217,865	8,307,578	89,713
U.S. Treasury 10 Year Notes	186	September 2024	20,333,662	20,797,125	463,463
U.S. Treasury Long Bonds	123	September 2024	14,338,158	14,856,094	517,936
U.S. Treasury Ultra Bonds	126	September 2024	15,521,833	16,124,062	602,229
Total Long Contracts					1,694,090
Short Contracts
U.S. Treasury 2 Year Notes	(82)	September 2024	(16,809,446)	(16,840,109)	(30,663)
U.S. Treasury 10 Year Ultra Bonds	(21)	September 2024	(2,391,218)	(2,427,141)	(35,923)
Total Short Contracts					(66,586)
Net Unrealized Appreciation					$ 1,627,504

1.	As of July 31, 2024, cash in the amount of $1,627,397 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of July 31, 2024.
Abbreviation(s):
CLO—Collateralized Loan Obligation
FHLMC—Federal Home Loan Mortgage Corp.
FNMA—Federal National Mortgage Association
GNMA—Government National Mortgage Association
REMIC—Real Estate Mortgage Investment Conduit
SOFR—Secured Overnight Financing Rate
STACR—Structured Agency Credit Risk
UMBS—Uniform Mortgage Backed Securities

The following is a summary of the fair valuations according to the inputs used as of July 31, 2024, for valuing the Fund’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$ —	$ 31,954,631	$ —	$ 31,954,631
Corporate Bonds	—	109,011,110	—	109,011,110
Foreign Government Bonds	—	6,424,288	—	6,424,288
Loan Assignments	—	562,710	—	562,710
Mortgage-Backed Securities	—	120,814,369	—	120,814,369
U.S. Government & Federal Agencies	—	41,779,285	—	41,779,285
Total Long-Term Bonds	—	310,546,393	—	310,546,393
Common Stocks	5	—	—	5
Short-Term Investments
Affiliated Investment Company	3,901,355	—	—	3,901,355
Unaffiliated Investment Company	692,640	—	—	692,640
U.S. Treasury Debt	—	5,770,047	—	5,770,047
Total Short-Term Investments	4,593,995	5,770,047	—	10,364,042
Total Investments in Securities	4,594,000	316,316,440	—	320,910,440
Other Financial Instruments
Futures Contracts (b)	1,694,090	—	—	1,694,090
Total Investments in Securities and Other Financial Instruments	$ 6,288,090	$ 316,316,440	$ —	$ 322,604,530
Liability Valuation Inputs
Other Financial Instruments
Futures Contracts (b)	$ (66,586)	$ —	$ —	$ (66,586)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

NYLI MacKay Utah Muni Fund
Portfolio of Investments July 31, 2024†^(Unaudited)
	Principal Amount	Value
Municipal Bonds 98.8%
Long-Term Municipal Bonds 98.7%
Certificate of Participation/Lease 0.4%
USF Financing Corp., Certificate of Participation
Series A
5.00%, due 7/1/31	$ 1,000,000	$ 1,012,933
Education 23.6%
Canyons School District Local Building Authority, Revenue Bonds
4.00%, due 6/15/34	750,000	789,065
County of Salt Lake, Westminster College, Revenue Bonds
5.00%, due 10/1/25	1,970,000	1,977,309
5.00%, due 10/1/28	955,000	957,649
5.00%, due 10/1/29	1,005,000	1,007,670
5.00%, due 10/1/29	1,845,000	1,859,519
5.00%, due 10/1/30	1,055,000	1,057,327
Grand County School District Local Building Authority, Revenue Bonds
Insured: AGM
5.00%, due 12/15/34	1,665,000	1,699,008
Local Building Authority of Alpine School District, Revenue Bonds
4.00%, due 3/15/28	985,000	1,011,569
Ogden City School District Municipal Building Authority, Revenue Bonds
5.00%, due 1/15/30	1,125,000	1,184,208
South Dakota Board of Regents Housing & Auxiliary Facilities System, Revenue Bonds
5.00%, due 4/1/28	500,000	516,455
University of Utah (The), Revenue Bonds
Series A
4.00%, due 8/1/36	500,000	502,648
Series A
5.00%, due 8/1/33	480,000	487,919
Series B-1
5.00%, due 8/1/35	1,000,000	1,035,758
Series B-1
5.00%, due 8/1/36	1,500,000	1,551,278
Utah Board of Higher Education, Dixie State University, Revenue Bonds
Series B, Insured: AGM
5.00%, due 6/1/35	660,000	690,291
Series B, Insured: AGM
5.00%, due 6/1/36	690,000	719,841
Utah Charter School Finance Authority, Revenue Bonds
Series A, Insured: BAM UT CSCE
4.00%, due 10/15/46	1,000,000	944,791
Series A, Insured: UT CSCE
5.00%, due 4/15/39	1,470,000	1,568,308
Utah Charter School Finance Authority, George Washington Academy, Revenue Bonds
Insured: UT CSCE
5.00%, due 4/15/35	1,500,000	1,500,908

	Principal Amount	Value
Long-Term Municipal Bonds
Education
Utah Charter School Finance Authority, Good Foundations Academy Charter School, Revenue Bonds (a)
Series A
4.75%, due 11/15/24	$ 120,000	$ 120,007
Series A
5.55%, due 11/15/34	1,655,000	1,656,061
Series A
5.85%, due 11/15/44	3,280,000	3,281,173
Utah Charter School Finance Authority, Hawthorn Academy, Revenue Bonds
Insured: UT CSCE
5.00%, due 10/15/46	3,795,000	3,833,552
Utah Charter School Finance Authority, Lakeview Academy of Science Arts & Technology, Revenue Bonds
Insured: UT CSCE
5.00%, due 10/15/35	1,300,000	1,318,080
Utah Charter School Finance Authority, Legacy Preparatory Academy, Revenue Bonds
Insured: UT CSCE
4.00%, due 4/15/32	1,000,000	1,007,871
Insured: BAM UT CSCE
4.00%, due 4/15/37	1,000,000	1,007,803
Insured: UT CSCE
5.00%, due 4/15/29	820,000	823,242
Insured: UT CSCE
5.00%, due 4/15/29	1,710,000	1,714,863
Utah Charter School Finance Authority, Monticello Academy, Inc., Revenue Bonds
Insured: UT CSCE
5.00%, due 4/15/37	1,000,000	1,001,176
Utah Charter School Finance Authority, Ogden Preparatory Academy, Inc., Revenue Bonds
Series A, Insured: UT CSCE
4.00%, due 10/15/24	260,000	260,031
Utah Charter School Finance Authority, Promontory School of Expeditionary Learning, Revenue Bonds
Series A, Insured: BAM UT CSCE
3.60%, due 10/15/33	1,550,000	1,520,203
Utah Charter School Finance Authority, Quest Academy, Inc., Revenue Bonds
Insured: UT CSCE
5.00%, due 4/15/37	500,000	508,952
Utah Charter School Finance Authority, Salt Lake Arts Academy, Revenue Bonds
Series A, Insured: BAM UT CSCE
3.00%, due 4/15/40	1,000,000	844,239
Utah Charter School Finance Authority, Spectrum Academy, Revenue Bonds
Insured: UT CSCE
4.00%, due 4/15/33	625,000	630,178
Insured: UT CSCE
4.00%, due 4/15/34	655,000	659,238
Utah Charter School Finance Authority, Utah Charter Academies, Revenue Bonds
Insured: UT CSCE
5.00%, due 10/15/25	500,000	508,224
Utah Charter School Finance Authority, Venture Academy, Revenue Bonds
Insured: UT CSCE
4.00%, due 10/15/24	145,000	145,101

	Principal Amount	Value
Long-Term Municipal Bonds
Education
Utah Charter School Finance Authority, Venture Academy, Revenue Bonds
Insured: UT CSCE
5.00%, due 10/15/29	$ 855,000	$ 856,939
Insured: UT CSCE
5.00%, due 10/15/34	1,095,000	1,097,104
Insured: UT CSCE
5.00%, due 10/15/38	1,095,000	1,096,699
Utah Charter School Finance Authority, Vista at Entrada School of Performing Arts & Technology, Revenue Bonds
Series A, Insured: BAM UT CSCE
4.00%, due 10/15/35	1,080,000	1,083,256
Utah Charter School Finance Authority, Voyage Academy, Revenue Bonds (a)
5.00%, due 3/15/27	515,000	515,024
5.50%, due 3/15/37	2,440,000	2,440,178
5.60%, due 3/15/47	4,785,000	4,784,658
Utah Charter School Finance Authority, Wasatch Peak Academy, Revenue Bonds
Series A, Insured: UT CSCE
5.00%, due 10/15/29	740,000	740,608
Series A, Insured: UT CSCE
5.00%, due 10/15/36	700,000	700,598
Utah State University, Revenue Bonds
Series B, Insured: BAM
3.00%, due 12/1/36	2,055,000	1,864,193
Series B
4.00%, due 12/1/30	1,105,000	1,115,206
Weber State University, Revenue Bonds
Insured: BAM
3.00%, due 4/1/35	1,000,000	913,619
Weber State University, Student Facilities System, Revenue Bonds
Insured: AGM
5.00%, due 4/1/29	750,000	805,537
		59,915,134
General 5.2%
City of Eagle Mountain City, Assessment Area 2013-1, Special Assessment
5.25%, due 5/1/28	90,000	90,100
City of Mesquite, Special Improvement District Canyon Crest, Special Assessment
5.50%, due 8/1/25	25,000	25,173
City of South Jordan, Daybreak Assessment Area No. 1, Special Assessment
4.00%, due 11/1/27	940,000	959,893
4.00%, due 11/1/28	1,175,000	1,198,371
4.00%, due 11/1/30	1,030,000	1,046,711
County of Weber, Summit Mountain Assessment Area, Special Assessment
5.50%, due 1/15/28	1,210,000	1,212,210
5.75%, due 1/15/33	3,805,000	3,811,887
Main Street Market Square Redevelopment Authority, City of Houston Reinvestment Zone No. 3, Tax Allocation
Insured: BAM
5.00%, due 9/1/30	1,000,000	1,022,735

	Principal Amount	Value
Long-Term Municipal Bonds
General
Midvale Redevelopment Agency, Bingham Junction Project Area, Tax Allocation
5.00%, due 5/1/31	$ 1,230,000	$ 1,309,024
5.00%, due 5/1/32	1,000,000	1,043,447
Old Spanish Trail-Alemda Corridors Redevelopment Authority, City of Houston Reinvestment Zone No. 7, Tax Allocation
Insured: BAM
4.00%, due 9/1/35	1,000,000	1,006,633
St. George Place Redevelopment Authority, City of Houston Reinvestment Zone No. 1, Tax Allocation
Insured: AGM-CR
4.00%, due 9/1/30	605,000	607,747
		13,333,931
General Obligation 7.3%
Cache County School District, Unlimited General Obligation
Insured: School Bond Guaranty
4.00%, due 6/15/43	3,000,000	3,021,872
City of Port Arthur, Limited General Obligation
Insured: BAM
5.00%, due 2/15/41	1,000,000	1,084,437
City of Reno, Capital Improvement, Limited General Obligation
Series A
5.00%, due 6/1/28	1,000,000	1,001,204
Commonwealth of Puerto Rico, Unlimited General Obligation
Series A-1
4.00%, due 7/1/41	2,698,000	2,539,346
County of Clark, Detention Center, Limited General Obligation
3.00%, due 6/1/38	200,000	176,302
4.00%, due 6/1/37	1,000,000	1,025,714
County of Pennington, Limited General Obligation
Series A
5.00%, due 12/1/46	1,000,000	1,073,145
King County Public Hospital District No. 1, Valley Medical Center, Limited General Obligation
5.00%, due 12/1/28	1,000,000	1,069,727
Leander Independent School District, School Building, Unlimited General Obligation
Series C, Insured: PSF-GTD
(zero coupon), due 8/15/47	2,035,000	580,872
Logan City School District, Unlimited General Obligation
Insured: School Bond Guaranty
4.00%, due 6/15/30	1,385,000	1,385,324
Metropolitan Government of Nashville & Davidson County, Unlimited General Obligation
2.50%, due 1/1/29	1,000,000	947,078
Mida Golf and Equestrian Center Public Infrastructure District, Limited General Obligation
4.25%, due 6/1/41 (a)	2,205,000	1,861,424
Port of Olympia, Limited General Obligation
Series B
5.00%, due 12/1/31 (b)	1,385,000	1,460,262
Port of Vancouver, Limited General Obligation
Series A
5.00%, due 12/1/33 (b)	555,000	603,657

	Principal Amount	Value
Long-Term Municipal Bonds
General Obligation
Wylie Independent School District, Unlimited General Obligation
Series B, Insured: PSF-GTD
(zero coupon), due 8/15/32	$ 1,000,000	$ 744,883
		18,575,247
Hosiptal 0.4%
County of Miami-Dade, Jackson Health System, Revenue Bonds
Series A
5.00%, due 6/1/29	1,000,000	1,012,618
Housing 1.2%
Utah Board of Higher Education, Dixie State University, Revenue Bonds
Insured: BAM
3.00%, due 6/1/36	1,375,000	1,219,368
Insured: AGM
5.00%, due 6/1/30	1,800,000	1,823,544
		3,042,912
Other Revenue 42.7%
Alaska Housing Finance Corp., Veterans Mortgage Program, Revenue Bonds
Series 1, Insured: GNMA / FNMA / FHLMC
4.00%, due 6/1/36	525,000	528,260
Alaska Municipal Bond Bank Authority, Revenue Bonds (b)
Series 1
5.00%, due 2/1/30	540,000	564,200
Series 1
5.00%, due 2/1/31	565,000	588,977
Series 1
5.00%, due 2/1/32	590,000	614,713
Series 2
5.00%, due 12/1/37	90,000	97,257
City of Bountiful, Sales Tax, Revenue Bonds
5.00%, due 7/1/36	500,000	570,284
5.00%, due 7/1/37	250,000	284,789
5.00%, due 7/1/43	550,000	606,067
City of Dallas Housing Finance Corp., 8004 West Virginia Drive Owner LP, Revenue Bonds
Series A, Insured: FNMA
4.35%, due 10/1/41	3,825,000	3,837,301
City of Draper, Sales & Use Tax, Revenue Bonds
4.00%, due 11/15/39	765,000	782,935
City of Herriman City, Revenue Bonds
Series B
4.00%, due 8/1/30	2,135,000	2,153,824
Series B
5.00%, due 8/1/33	1,515,000	1,538,947
City of Jacksonville, Revenue Bonds
Series C
5.25%, due 10/1/37	1,000,000	1,153,344

	Principal Amount	Value
Long-Term Municipal Bonds
Other Revenue
City of Lehi, Franchise & Sales Tax, Revenue Bonds
Insured: AGM
4.00%, due 2/1/32	$ 1,000,000	$ 1,046,149
Insured: AGM
4.00%, due 2/1/33	1,000,000	1,039,211
Insured: AGM
4.00%, due 2/1/34	500,000	516,749
City of Lehi, Sales Tax, Revenue Bonds
4.00%, due 6/1/35	1,220,000	1,251,935
City of Lindon City, Sales Tax, Revenue Bonds
4.00%, due 7/15/31	575,000	576,778
City of Mapleton City, Revenue Bonds
3.00%, due 6/15/33	780,000	737,214
3.00%, due 6/15/36	1,255,000	1,157,720
City of Ogden City, Franchise Tax, Revenue Bonds
3.00%, due 1/15/31	1,625,000	1,552,508
City of Ogden City, Sales Tax, Revenue Bonds
5.00%, due 1/15/36	1,550,000	1,767,252
City of Riverton, Franchise & Sales Tax, Revenue Bonds
4.00%, due 6/1/30	750,000	755,350
City of San Antonio, Electric & Gas Systems, Revenue Bonds
4.00%, due 2/1/33	1,250,000	1,254,891
City of St. George, Electric, Revenue Bonds
Insured: AGM
4.00%, due 6/1/32	1,620,000	1,634,684
Insured: AGM
5.00%, due 6/1/26	380,000	393,174
City of St. George, Sales Tax, Revenue Bonds
5.00%, due 8/1/38	1,385,000	1,570,087
5.00%, due 8/1/43	1,770,000	1,959,071
City of Watertown, Sales Tax, Revenue Bonds
Insured: BAM
3.00%, due 12/1/34	1,110,000	1,061,127
City of West Valley City, Sales Tax, Revenue Bonds
(zero coupon), due 7/15/35	3,225,000	1,874,082
Consolidated Municipalities Electric Power Systems Joint Powers Board, City of Gillette Electric System, Revenue Bonds
5.25%, due 6/1/37	250,000	283,908
Consolidated Municipalities Electric Power Systems Joint Powers Board, Electric Facilities Improvement Lease, Revenue Bonds
Series A
5.00%, due 6/1/31	1,000,000	1,004,699
County of Miami-Dade, Transit System, Revenue Bonds
5.00%, due 7/1/34	1,000,000	1,015,206
County of Tooele, Sales Tax, Revenue Bonds
5.00%, due 9/1/41	750,000	815,630
Duchesne County School District, Revenue Bonds
4.00%, due 6/1/38	750,000	750,365
5.00%, due 6/1/36	750,000	800,063

	Principal Amount	Value
Long-Term Municipal Bonds
Other Revenue
Lehi Local Building Authority, Revenue Bonds
5.00%, due 6/15/29	$ 300,000	$ 324,292
5.00%, due 6/15/30	500,000	547,596
5.25%, due 6/15/37	225,000	253,311
Matching Fund Special Purpose Securitization Corp., Revenue Bonds
Series A
5.00%, due 10/1/39	2,545,000	2,648,873
Murray City Municipal Building Authority, Revenue Bonds
4.00%, due 12/1/31	480,000	501,555
4.00%, due 12/1/32	300,000	312,315
Ogden City Municipal Building Authority, Revenue Bonds
Series A
5.00%, due 1/15/43	1,000,000	1,086,312
Ogden City Redevelopment Agency, Sales Tax, Revenue Bonds
5.00%, due 1/15/48	1,500,000	1,611,553
Orange County Convention Center, Revenue Bonds
5.00%, due 10/1/30	1,000,000	1,016,262
Puerto Rico Sales Tax Financing Corp., Revenue Bonds
Series A-2
4.329%, due 7/1/40	2,957,000	2,941,090
Series A-1
4.55%, due 7/1/40	868,000	869,203
Salt Lake City Local Building Authority, Revenue Bonds
Series A
4.00%, due 4/15/32	395,000	400,321
Series A
4.00%, due 4/15/34	425,000	429,422
Series A
4.00%, due 4/15/36	460,000	463,228
Series A
5.00%, due 4/15/32	600,000	628,829
Series A
5.00%, due 4/15/35	1,075,000	1,123,522
Salt Lake City Mosquito Abatement District Local Building Authority, Revenue Bonds
5.00%, due 2/15/29	730,000	759,852
5.00%, due 2/15/31	810,000	842,999
South Jordan Redevelopment Agency, Revenue Bonds
5.00%, due 4/1/29	1,000,000	1,012,404
Southeast Alaska Power Agency, Revenue Bonds
5.25%, due 6/1/30	1,170,000	1,177,101
Summit County, Transportation Sales Tax, Revenue Bonds
4.00%, due 12/15/28	1,200,000	1,219,775
4.00%, due 12/15/29	1,450,000	1,474,359
Tooele County Municipal Building Authority, Revenue Bonds
4.00%, due 12/15/28	850,000	871,974
4.00%, due 12/15/29	885,000	905,566
4.00%, due 12/15/30	920,000	940,209

	Principal Amount	Value
Long-Term Municipal Bonds
Other Revenue
Unified Fire Service Area, Revenue Bonds
4.00%, due 4/1/32	$ 2,350,000	$ 2,369,247
Utah Associated Municipal Power Systems, Veyo Heat Recovery Project, Revenue Bonds
5.00%, due 3/1/30	795,000	801,118
5.00%, due 3/1/32	905,000	911,860
5.00%, due 3/1/34	745,000	750,647
Utah Housing Corp., Revenue Bonds
Series D, Insured: FHA
3.85%, due 1/1/31 (b)	2,805,000	2,785,380
Series D-2, Insured: FHA
4.00%, due 1/1/36	480,000	480,298
Series C, Insured: GNMA / FNMA / FHLMC
4.45%, due 1/1/44	2,000,000	2,000,406
Series B-1, Class I
4.60%, due 7/1/34	525,000	525,382
Series B-1, Class II
4.625%, due 7/1/32	20,000	20,010
Series A, Insured: GNMA / FNMA / FHLMC
6.00%, due 7/1/53	985,000	1,062,723
Series G, Insured: GNMA / FNMA / FHLMC
6.25%, due 7/1/55 (c)	3,500,000	3,914,537
Utah Infrastructure Agency, Revenue Bonds
4.00%, due 10/15/30	1,000,000	997,200
Utah Infrastructure Agency, Cedar Hills Project, Revenue Bonds
4.00%, due 10/15/32	1,230,000	1,255,865
4.00%, due 10/15/37	905,000	908,553
4.25%, due 10/15/42	1,125,000	1,132,641
Utah Infrastructure Agency, City of Layton Service Contract, Revenue Bonds
5.00%, due 10/15/30	500,000	534,207
Utah Infrastructure Agency, Payson City Project, Revenue Bonds
4.00%, due 10/1/34	640,000	647,455
Utah Infrastructure Agency, Santa Clara Project, Revenue Bonds
4.00%, due 10/15/37	1,010,000	998,092
Utah Infrastructure Agency, Syracuse City Project, Revenue Bonds
4.00%, due 10/15/30	1,000,000	1,035,507
Utah Infrastructure Agency, West Haven Project, Revenue Bonds
5.00%, due 10/15/35	1,200,000	1,345,122
Utah Municipal Power Agency, Revenue Bonds
Series B
5.00%, due 7/1/38	2,900,000	2,975,693
Utah State Building Ownership Authority, State Facilities Master Lease Program, Revenue Bonds
3.00%, due 5/15/29	1,775,000	1,705,175
3.00%, due 5/15/29	1,000,000	969,683
4.00%, due 5/15/29	905,000	933,879
4.00%, due 5/15/30	940,000	968,297
Utah Transit Authority, Revenue Bonds
(zero coupon), due 12/15/32	3,000,000	2,154,572

	Principal Amount	Value
Long-Term Municipal Bonds
Other Revenue
Utah Transit Authority, Revenue Bonds
Series 2
5.00%, due 12/15/32	$ 1,000,000	$ 1,068,151
Series A
5.00%, due 6/15/37	1,560,000	1,587,913
Series C, Insured: AGM
5.25%, due 6/15/32	195,000	219,223
Vancouver Housing Authority, Anthem Park & Columbia Housing Project, Revenue Bonds
3.00%, due 6/1/38	500,000	427,801
4.00%, due 6/1/35	500,000	502,126
Washington County Municipal Building Authority, Revenue Bonds
5.00%, due 10/1/32	500,000	521,101
5.00%, due 10/1/37	500,000	521,101
West Jordan Municipal Building Authority, Revenue Bonds
5.00%, due 10/1/29	1,000,000	1,037,152
5.00%, due 10/1/34	1,000,000	1,032,275
West Valley City Municipal Building Authority, Revenue Bonds
Insured: AGM
4.00%, due 2/1/33	900,000	907,578
Insured: AGM
4.00%, due 2/1/38	810,000	810,819
Insured: AGM
5.00%, due 2/1/34	1,000,000	1,039,870
Insured: AGM
5.00%, due 2/1/34	300,000	323,890
West Valley City Redevelopment Agency, Revenue Bonds
5.00%, due 11/1/36	1,885,000	1,953,927
		108,637,150
Transportation 9.3%
Central Texas Turnpike System, Revenue Bonds, Second Tier
Series C
5.00%, due 8/15/42	2,500,000	2,748,560
City of Galveston, Wharves & Terminal, Revenue Bonds, First Lien
Series A
5.50%, due 8/1/44 (b)(c)	1,750,000	1,906,593
City of Salt Lake City, Airport, Revenue Bonds
Series A
5.00%, due 7/1/25 (b)	175,000	177,421
Series A
5.00%, due 7/1/26 (b)	1,000,000	1,029,695
Series A
5.00%, due 7/1/27 (b)	1,000,000	1,040,301
Series A
5.00%, due 7/1/28 (b)	1,000,000	1,053,794
Series A
5.00%, due 7/1/29 (b)	1,000,000	1,052,527

	Principal Amount	Value
Long-Term Municipal Bonds
Transportation
City of Salt Lake City, Airport, Revenue Bonds
Series B
5.00%, due 7/1/30	$ 895,000	$ 938,015
Series B
5.00%, due 7/1/31	850,000	890,668
Series B
5.00%, due 7/1/31	500,000	533,518
Series A
5.00%, due 7/1/35 (b)	500,000	548,617
Series B
5.00%, due 7/1/37	1,525,000	1,585,973
Series A
5.25%, due 7/1/36 (b)	2,125,000	2,360,036
Series A
5.25%, due 7/1/38 (b)	250,000	275,856
County of Broward, Port Facilities, Revenue Bonds, Senior Lien
Series B
4.00%, due 9/1/38 (b)	1,000,000	1,002,731
County of Clark, Department of Aviation, Revenue Bonds, Sub. Lien
Series B
5.00%, due 7/1/26 (b)	745,000	769,224
County of Miami-Dade, Aviation, Revenue Bonds
Series A
5.00%, due 10/1/34 (b)	1,000,000	1,001,296
County of Miami-Dade, Seaport Department, Revenue Bonds, Senior Lien
Series A
5.00%, due 10/1/30 (b)	1,000,000	1,069,889
Metropolitan Washington Airports Authority, Aviation, Revenue Bonds
Series A
5.00%, due 10/1/38 (b)	1,000,000	1,052,668
Texas Private Activity Bond Surface Transportation Corp., LBJ Infrastructure Group LLC, Revenue Bonds, Senior Lien
Series A
4.00%, due 12/31/38	2,525,000	2,527,643
		23,565,025
Utilities 2.3%
City of Lehi, Electric, Revenue Bonds
5.00%, due 6/1/29	520,000	554,716
5.00%, due 6/1/31	850,000	907,003
Heber Light & Power Co., Revenue Bonds
Insured: AGM
4.00%, due 12/15/36	500,000	509,796
Insured: AGM
4.00%, due 12/15/38	645,000	653,585
Insured: BAM
5.00%, due 12/15/36	500,000	561,186

	Principal Amount	Value
Long-Term Municipal Bonds
Utilities
Intermountain Power Agency, Revenue Bonds
Series A
5.00%, due 7/1/33	$ 375,000	$ 421,864
Series A
5.00%, due 7/1/35	375,000	420,980
Series A
5.00%, due 7/1/36	100,000	113,378
Series A
5.00%, due 7/1/37	100,000	113,215
Lower Colorado River Authority, LCRA Transmission Services Corp., Revenue Bonds
5.00%, due 5/15/30	1,000,000	1,012,619
Utah Associated Municipal Power Systems, Horse Butte Wind, Revenue Bonds
Series A
5.00%, due 9/1/24	500,000	500,730
		5,769,072
Water & Sewer 6.3%
Central Valley Water Reclamation Facility, Sustainable Bond, Revenue Bonds
Series B, Insured: AGM-CR
3.00%, due 3/1/32	1,215,000	1,177,776
Series B, Insured: AGM-CR
3.00%, due 3/1/33	1,255,000	1,201,572
Central Weber Sewer Improvement District, Revenue Bonds
Series A
5.00%, due 3/1/36	550,000	633,375
City of Eagle Mountain City, Water & Sewer, Revenue Bonds
Series A, Insured: BAM
4.00%, due 11/15/24	420,000	421,102
City of Fairview, Water & Sewer, Revenue Bonds
4.00%, due 6/15/46	725,000	626,815
City of Salt Lake City, Public Utilities, Revenue Bonds
4.00%, due 2/1/37	500,000	522,202
5.00%, due 2/1/32	1,000,000	1,028,081
5.00%, due 2/1/33	1,400,000	1,439,314
5.00%, due 2/1/35	1,000,000	1,027,340
City of Vineyard, Water & Sewer, Revenue Bonds
Insured: BAM
5.25%, due 5/1/48	695,000	758,598
Florida Governmental Utility Authority, Lehigh Utility System, Revenue Bonds
Insured: AGM
5.00%, due 10/1/31	500,000	501,516
Hooper Water Improvement District, Revenue Bonds
4.00%, due 6/15/34	1,000,000	1,016,904
4.00%, due 6/15/39	220,000	221,512
Jordan Valley Water Conservancy District, Revenue Bonds
Series B
4.00%, due 10/1/32	1,000,000	1,017,576

	Principal Amount	Value
Long-Term Municipal Bonds
Water & Sewer
Lakewood Water District, Revenue Bonds
Series A
4.00%, due 12/1/37 (b)	$ 750,000	$ 756,349
Randall Community Water District, Revenue Bonds
5.00%, due 12/1/37	1,030,000	1,127,631
San Jacinto River Authority, Woodlands Waste Disposal System Project, Revenue Bonds
Insured: BAM
5.00%, due 10/1/30	1,000,000	1,000,975
Town of Brian Head, Water, Revenue Bonds
Insured: AGM
3.00%, due 4/1/36	720,000	661,713
Weber Basin Water Conservancy District, Revenue Bonds
Series A
4.00%, due 10/1/31	915,000	915,453
		16,055,804
Total Long-Term Municipal Bonds (Cost $252,908,078)		250,919,826
Short-Term Municipal Notes 0.1%
Hosiptal 0.1%
County of Utah, Intermountain Healthcare Obligated Group, Revenue Bonds
Series E
3.61%, due 5/15/51 (d)	300,000	300,000
Total Short-Term Municipal Notes (Cost $300,000)		300,000
Total Municipal Bonds (Cost $253,208,078)		251,219,826

	Shares
Short-Term Investment 4.2%
Unaffiliated Investment Company 4.2%
BlackRock Liquidity Funds MuniCash, 3.492% (e)	10,745,956	10,747,031
Total Short-Term Investment (Cost $10,747,031)		10,747,031
Total Investments (Cost $263,955,109)	103.0%	261,966,857
Other Assets, Less Liabilities	(3.0)	(7,613,037)
Net Assets	100.0%	$ 254,353,820

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.

(b)	Interest on these securities was subject to alternative minimum tax.
(c)	Delayed delivery security.
(d)	Variable-rate demand notes (VRDNs)—Provide the right to sell the security at face value on either that day or within the rate-reset period. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description. The maturity date shown is the final maturity.
(e)	Current yield as of July 31, 2024.

Abbreviation(s):
AGM—Assured Guaranty Municipal Corp.
BAM—Build America Mutual Assurance Co.
CR—Custodial Receipts
FHA—Federal Housing Administration
FHLMC—Federal Home Loan Mortgage Corp.
FNMA—Federal National Mortgage Association
GNMA—Government National Mortgage Association
PSF-GTD—Permanent School Fund Guaranteed
UT CSCE—Utah Charter School Credit Enhancement Program
The following is a summary of the fair valuations according to the inputs used as of July 31, 2024, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Municipal Bonds
Long-Term Municipal Bonds	$ —	$ 250,919,826	$ —	$ 250,919,826
Short-Term Municipal Notes	—	300,000	—	300,000
Total Municipal Bonds	—	251,219,826	—	251,219,826
Short-Term Investment
Unaffiliated Investment Company	10,747,031	—	—	10,747,031
Total Investments in Securities	$ 10,747,031	$ 251,219,826	$ —	$ 261,966,857

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

NYLI Moderate Allocation Fund
Portfolio of Investments July 31, 2024†^(Unaudited)
	Shares	Value
Affiliated Investment Companies 89.8%
Equity Funds 58.2%
NYLI 500 International ETF (a)	486,804	$ 16,430,998
NYLI Candriam Emerging Markets Equity Fund Class R6 (a)	1,956,281	19,853,118
NYLI Candriam International Equity ETF (a)	557,549	16,907,674
NYLI Candriam U.S. Large Cap Equity ETF (a)	805,108	37,150,823
NYLI Candriam U.S. Mid Cap Equity ETF (a)	786,091	25,154,283
NYLI CBRE NextGen Real Estate ETF (a)	936,704	19,230,814
NYLI Epoch Capital Growth Fund Class I	183,268	2,805,906
NYLI Epoch International Choice Fund Class I (a)	402,752	16,762,800
NYLI Epoch U.S. Equity Yield Fund Class R6 (a)	1,497,502	33,835,018
NYLI Fiera SMID Growth Fund Class R6 (a)	1,471,262	25,264,503
NYLI FTSE International Equity Currency Neutral ETF	592,105	16,063,809
NYLI MacKay Convertible Fund Class I	857,770	16,202,155
NYLI PineStone International Equity Fund Class R6 (a)	964,576	16,544,600
NYLI PineStone U.S. Equity Fund Class R6 (a)	1,899,635	36,087,563
NYLI Winslow Large Cap Growth ETF (a)	269,833	11,722,058
NYLI Winslow Large Cap Growth Fund Class R6	2,025,776	26,071,939
NYLI WMC Enduring Capital Fund Class R6 (a)	823,779	32,080,936
NYLI WMC Growth Fund Class R6 (a)	755,046	37,092,097
NYLI WMC International Research Equity Fund Class I (a)	2,122,837	16,817,753
NYLI WMC Small Companies Fund Class I (a)	715,795	18,785,617
NYLI WMC Value Fund Class R6 (a)	957,794	31,751,542
Total Equity Funds (Cost $361,695,413)		472,616,006
Fixed Income Funds 31.6%
NYLI Floating Rate Fund Class R6 (a)	2,260,866	20,054,563
NYLI MacKay ESG Core Plus Bond ETF (a)	2,482,160	52,671,435
NYLI MacKay ESG High Income ETF (a)	349,449	9,256,310
NYLI MacKay High Yield Corporate Bond Fund Class R6	1,792,821	9,294,883
NYLI MacKay Securitized Income ETF (a)	1,575,331	41,117,084
NYLI MacKay Short Duration High Income Fund Class I	2,281,118	21,739,507
NYLI MacKay Total Return Bond Fund Class R6 (a)	5,764,981	52,989,973
NYLI MacKay U.S. Infrastructure Bond Fund Class R6 (a)	5,385,890	41,073,332
NYLI Short Term Bond Fund Class I (a)	883,333	8,054,497
Total Fixed Income Funds (Cost $255,879,901)		256,251,584
Total Affiliated Investment Companies (Cost $617,575,314)		728,867,590

	Shares	Value
Short-Term Investment 9.7%
Affiliated Investment Company 9.7%
NYLI U.S. Government Liquidity Fund, 5.243% (a)(b)	78,567,656	$ 78,567,656
Total Short-Term Investment (Cost $78,567,656)	9.7%	78,567,656
Total Investments (Cost $696,142,970)	99.5%	807,435,246
Other Assets, Less Liabilities	0.5	4,413,732
Net Assets	100.0%	$ 811,848,978

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	As of July 31, 2024, the Fund's ownership exceeds 5% of the outstanding shares of the Underlying Fund's share class.
(b)	Current yield as of July 31, 2024.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
IQ U.S. Large Cap ETF	$ 27,017	$ —	$ (28,862)	$ 9,292	$ (7,447)	$ —	$ 72	$ —	—
IQ U.S. Small Cap ETF	8,903	92	(11,016)	3,788	(1,767)	—	78	—	—
NYLI 500 International ETF	17,696	868	(4,520)	572	1,815	16,431	712	—	487
NYLI Candriam Emerging Markets Equity Fund Class R6	17,503	723	(2,017)	(446)	4,090	19,853	214	—	1,956
NYLI Candriam International Equity ETF	17,443	519	(4,594)	813	2,727	16,908	402	—	558
NYLI Candriam U.S. Large Cap Equity ETF	33,555	525	(5,404)	1,620	6,855	37,151	321	—	805
NYLI Candriam U.S. Mid Cap Equity ETF	17,169	4,724	(1,616)	93	4,784	25,154	187	—	786
NYLI CBRE NextGen Real Estate ETF	—	18,262	(287)	(2)	1,258	19,231	375	—	937
NYLI Epoch Capital Growth Fund Class I	2,474	25	(353)	27	633	2,806	16	1	183
NYLI Epoch International Choice Fund Class I	12,628	2,542	(827)	25	2,395	16,763	240	—	403
NYLI Epoch U.S. Equity Yield Fund Class R6	27,672	3,311	(3,389)	105	6,136	33,835	581	924	1,498
NYLI Fiera SMID Growth Fund Class R6	16,919	6,311	(1,752)	89	3,698	25,265	—	496	1,471
NYLI Floating Rate Fund Class R6	21,876	2,441	(4,559)	(121)	417	20,054	1,403	—	2,261
NYLI FTSE International Equity Currency Neutral ETF	14,258	272	(1,340)	327	2,547	16,064	337	—	592
NYLI MacKay Convertible Fund Class I	—	16,197	(579)	6	578	16,202	90	—	858
NYLI MacKay ESG Core Plus Bond ETF	83,245	531	(36,906)	(4,374)	10,175	52,671	2,792	—	2,482
NYLI MacKay ESG High Income ETF	8,375	535	(142)	(2)	490	9,256	501	7	349
NYLI MacKay High Yield Corporate Bond Fund Class R6	8,401	720	(331)	(2)	507	9,295	444	—	1,793
NYLI MacKay Securitized Income ETF	—	40,667	(379)	(2)	831	41,117	105	—	1,575
NYLI MacKay Short Duration High Income Fund Class I	19,738	1,770	(535)	(16)	782	21,739	1,013	—	2,281
NYLI MacKay Total Return Bond Fund Class R6	83,367	2,726	(40,229)	(8,298)	15,424	52,990	2,516	—	5,765
NYLI MacKay U.S. Infrastructure Bond Fund Class R6	—	69,883	(30,112)	24	1,278	41,073	1,469	—	5,386
NYLI PineStone International Equity Fund Class R6	12,717	2,331	(1,819)	93	3,223	16,545	68	—	965
NYLI PineStone U.S. Equity Fund Class R6	14,166	18,532	(1,567)	30	4,927	36,088	44	14	1,900
NYLI S&P 500 Index Fund Class I	11,074	506	(12,901)	5,271	(3,950)	—	157	349	—

Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI Short Term Bond Fund Class I	$ 14,574	$ 1,387	$ (8,136)	$ (60)	$ 289	$ 8,054	$ 475	$ —	883
NYLI U.S. Government Liquidity Fund	79,197	134,826	(135,455)	—	—	78,568	3,096	—	78,568
NYLI Winslow Large Cap Growth ETF	3,918	6,060	—	—	1,744	11,722	1	—	270
NYLI Winslow Large Cap Growth Fund Class R6	33,864	3,229	(20,212)	5,046	4,145	26,072	—	3,229	2,026
NYLI WMC Enduring Capital Fund Class R6	24,667	2,292	(2,120)	73	7,169	32,081	265	—	824
NYLI WMC Growth Fund Class R6	34,826	—	(9,781)	321	11,726	37,092	—	—	755
NYLI WMC International Research Equity Fund Class I	12,698	2,637	(1,339)	91	2,731	16,818	288	—	2,123
NYLI WMC Small Companies Fund Class I	10,382	6,183	(2,155)	218	4,158	18,786	43	—	716
NYLI WMC Value Fund Class R6	24,549	3,673	(1,247)	(36)	4,812	31,751	429	758	958
	$714,871	$355,300	$(376,481)	$14,565	$99,180	$807,435	$18,734	$5,778
Swap Contracts
Open OTC total return equity swap contracts as of July 31, 2024 were as follows1:
Swap Counterparty	Reference Obligation	Floating Rate[2]	Termination Date(s)	Payment Frequency Paid/ Received	Notional Amount Long/ (Short) (000)[3]	Unrealized Appreciation/ (Depreciation)[4]
Citibank NA	Citi Artificial Intelligence (AI) Basket	1 day FEDF plus 0.35%	12/2/24	Daily	7,880	$ —
Citibank NA	Citi Leveraged Loan Basket	1 day FEDF minus 0.20%	12/2/24	Daily	(8,131)	—
Citibank NA	Citi Zombie Company Basket	1 day FEDF minus 0.50%	12/2/24	Daily	(16,573)	—
JPMorgan Chase Bank NA	Global X Uranium ETF	1 day FEDF plus 0.50%	10/7/24 - 11/12/24	Daily	19,499	—
Citibank NA	iShares 20+ Year Treasury Bond ETF	1 day FEDF plus 0.59%	12/2/24	Daily	29,150	—
Citibank NA	iShares MSCI China ETF	1 day FEDF minus 0.56%	12/2/24	Daily	(7,341)	—
Citibank NA	iShares MSCI EAFE ETF	1 day FEDF minus 1.22%	12/2/24	Daily	(52,621)	—
Citibank NA	iShares MSCI Emerging Markets ex China ETF	1 day FEDF plus 0.75%	12/2/24	Daily	28,261	—
Citibank NA	iShares MSCI India ETF	1 day FEDF plus 0.40%	12/2/24	Daily	16,179	—
JPMorgan Chase Bank NA	iShares MSCI Japan ETF	1 day FEDF plus 0.55%	4/24/25	Daily	11,841	—
JPMorgan Chase Bank NA	Russell 2000 Total Return Index	1 day FEDF plus 0.10% - plus 0.13%	4/8/25 - 4/9/25	Daily	(39,479)	—
Citibank NA	S&P 500 Total Return Index	1 day FEDF plus 0.58%	12/2/24	Daily	1,109	—
Citibank NA	S&P Midcap 400 Total Return Index	1 day FEDF plus 0.45%	12/2/24	Daily	31,437	—
Citibank NA	S&P Small Cap 600 Total Return Index	1 day FEDF plus 0.45%	12/2/24	Daily	56,348	—
						$ —
The following table represents the basket holdings underlying the total return swap with Citi Leveraged Loan Basket as of July 31, 2024.
Security Description	Shares	Notional Value	Unrealized Appreciation/ Depreciation	Percent of Basket Net Assets
AECOM	(963)	(137,967)	—	1.70
AerCap Holdings NV	(2,280)	(326,519)	—	4.02
Air Products and Chemicals Inc.	(2,939)	(420,919)	—	5.18
Alight Inc.	(520)	(74,467)	—	0.92
Altice USA Inc.	(77)	(10,995)	—	0.14
American Airlines Group Inc.	(1,984)	(284,144)	—	3.49
AppLovin Corp.	(2,538)	(363,462)	—	4.47
Aramark	(1,301)	(186,365)	—	2.29
Berry Global Group Inc.	(938)	(134,333)	—	1.65
BrightSpring Health Services Inc.	(292)	(41,802)	—	0.51
Caesars Entertainment Inc.	(2,422)	(346,828)	—	4.27
Carnival Corp.	(3,189)	(456,673)	—	5.62

Security Description	Shares	Notional Value	Unrealized Appreciation/ Depreciation	Percent of Basket Net Assets
Charter Communications Inc.	(3,818)	(546,673)	—	6.72
Coherent Corp.	(2,058)	(294,683)	—	3.62
CommScope Holding Co Inc.	(113)	(16,141)	—	0.20
DaVita Inc.	(1,492)	(213,587)	—	2.63
Dun & Bradstreet Holdings Inc.	(617)	(88,403)	—	1.09
Elanco Animal Health Inc.	(646)	(92,554)	—	1.14
Flutter Entertainment plc	(929)	(132,967)	—	1.64
Gen Digital Inc.	(1,186)	(169,851)	—	2.09
Gray Television Inc.	(110)	(15,700)	—	0.19
Hilton Worldwide Holdings Inc.	(2,907)	(416,323)	—	5.12
Jazz Pharmaceuticals plc	(1,079)	(154,543)	—	1.90
JetBlue Airways Corp.	(1,308)	(187,325)	—	2.30
MKS Instruments Inc.	(1,243)	(178,060)	—	2.19
Open Text Corp.	(383)	(54,829)	—	0.67
Organon & Co	(781)	(111,910)	—	1.38
Restaurant Brands International Inc.	(1,799)	(257,685)	—	3.17
RH	(2,684)	(384,337)	—	4.73
SS&C Technologies Holdings Inc.	(1,256)	(179,918)	—	2.21
TransDigm Group Inc.	(2,782)	(398,402)	—	4.90
TransUnion	(2,729)	(390,852)	—	4.81
United Airlines Holdings Inc.	(2,337)	(334,728)	—	4.12
Vistra Corp.	(2,374)	(339,973)	—	4.18
Westinghouse Air Brake Technologies Corp.	(2,700)	(386,693)	—	4.76
The following table represents the basket holdings underlying the total return swap with Citi Zombie Company Basket as of July 31, 2024.
Security Description	Shares	Notional Value	Unrealized Appreciation/ Depreciation	Percent of Basket Net Assets
Akero Therapeutics Inc.	(1,050)	(135,089)	—	0.81
AMC Entertainment Holdings Inc.	(3,741)	(481,394)	—	2.90
Arcutis Biotherapeutics Inc.	(2,157)	(277,502)	—	1.67
BioCryst Pharmaceuticals Inc.	(1,107)	(142,407)	—	0.86
Bloom Energy Corp.	(3,771)	(485,237)	—	2.93
Bridgebio Pharma Inc.	(2,088)	(268,742)	—	1.62
Cardlytics Inc.	(603)	(77,619)	—	0.47
Carvana Co	(7,127)	(917,093)	—	5.53
Chegg Inc.	(845)	(108,788)	—	0.66
Chemours Co/The	(1,350)	(173,757)	—	1.05
Coeur Mining Inc.	(3,331)	(428,619)	—	2.59
Compass Inc.	(661)	(85,072)	—	0.51
Cytokinetics Inc.	(4,265)	(548,799)	—	3.31
EchoStar Corp.	(1,338)	(172,139)	—	1.04
FuelCell Energy Inc.	(979)	(126,041)	—	0.76
Global Net Lease Inc.	(720)	(92,711)	—	0.56
Goodyear Tire & Rubber Co/The	(1,532)	(197,106)	—	1.19
Guardant Health Inc.	(2,655)	(341,595)	—	2.06
Hudson Pacific Properties Inc.	(749)	(96,318)	—	0.58
Infinera Corp.	(998)	(128,462)	—	0.78
Ironwood Pharmaceuticals Inc.	(1,166)	(150,063)	—	0.91
JBG SMITH Properties	(763)	(98,232)	—	0.59
JetBlue Airways Corp.	(5,324)	(685,036)	—	4.13
Lumen Technologies Inc.	(1,740)	(223,930)	—	1.35
Lumentum Holdings Inc.	(2,463)	(316,900)	—	1.91
NeoGenomics Inc.	(758)	(97,515)	—	0.59
Newell Brands Inc.	(1,712)	(220,302)	—	1.33
Novocure Ltd.	(1,022)	(131,454)	—	0.79
Ocular Therapeutix Inc.	(1,390)	(178,882)	—	1.08
Opendoor Technologies Inc.	(1,579)	(203,248)	—	1.23
Pacific Biosciences of California Inc.	(1,434)	(184,490)	—	1.11
Paramount Global	(5,683)	(731,257)	—	4.41

Security Description	Shares	Notional Value	Unrealized Appreciation/ Depreciation	Percent of Basket Net Assets
Peloton Interactive Inc.	(1,860)	(239,282)	—	1.44
Penn Entertainment Inc.	(6,394)	(822,784)	—	4.96
Recursion Pharmaceuticals Inc.	(1,602)	(206,116)	—	1.24
Redfin Corp.	(1,438)	(185,103)	—	1.12
Rivian Automotive Inc.	(9,326)	(1,200,099)	—	7.24
Semtech Corp.	(4,867)	(626,224)	—	3.78
Spirit AeroSystems Holdings Inc.	(4,915)	(632,504)	—	3.82
Sunnova Energy International Inc.	(2,792)	(359,281)	—	2.17
Tandem Diabetes Care Inc.	(1,860)	(239,315)	—	1.44
Telephone and Data Systems Inc.	(653)	(84,077)	—	0.51
Terawulf Inc.	(3,279)	(421,896)	—	2.55
Upstart Holdings Inc.	(4,871)	(626,818)	—	3.78
Viasat Inc.	(1,121)	(144,269)	—	0.87
Virgin Galactic Holdings Inc.	(390)	(50,180)	—	0.30
Walgreens Boots Alliance Inc.	(3,943)	(507,378)	—	3.06
Warner Bros Discovery Inc.	(6,384)	(821,438)	—	4.96
Wolfspeed Inc.	(4,566)	(587,610)	—	3.55
Xerox Holdings Corp.	(1,924)	(247,598)	—	1.49
Xometry Inc.	(505)	(64,925)	—	0.39

1.	As of July 31, 2024, cash in the amount $2,550,000 was pledged to brokers for OTC swap contracts.
2.	Fund pays the floating rate and receives the total return of the reference entity.
3.	Notional amounts reflected as a positive value indicate a long position held by the Fund or Index and a negative value indicates a short position.
4.	Reflects the value at reset date as of July 31, 2024.
Abbreviation(s):
EAFE—Europe, Australasia and Far East
ETF—Exchange-Traded Fund
FEDF—Federal Funds Rate
FTSE—Financial Times Stock Exchange
MSCI—Morgan Stanley Capital International
The following is a summary of the fair valuations according to the inputs used as of July 31, 2024, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Affiliated Investment Companies
Equity Funds	$ 472,616,006	$ —	$ —	$ 472,616,006
Fixed Income Funds	256,251,584	—	—	256,251,584
Total Affiliated Investment Companies	728,867,590	—	—	728,867,590
Short-Term Investment
Affiliated Investment Company	78,567,656	—	—	78,567,656
Total Investments in Securities	$ 807,435,246	$ —	$ —	$ 807,435,246

(a)	For a complete listing of investments, see the Portfolio of Investments.

NYLI WMC Growth Fund
Portfolio of Investments July 31, 2024†^(Unaudited)
	Shares	Value
Common Stocks 99.2%
Aerospace & Defense 2.3%
General Dynamics Corp.	32,476	$ 9,700,906
General Electric Co.	61,149	10,407,560
		20,108,466
Automobiles 1.8%
Tesla, Inc. (a)	70,303	16,315,217
Biotechnology 0.9%
Vertex Pharmaceuticals, Inc. (a)	16,318	8,089,159
Broadline Retail 6.7%
Amazon.com, Inc. (a)	316,407	59,161,781
Capital Markets 6.0%
Ares Management Corp.	75,113	11,507,312
KKR & Co., Inc.	104,714	12,926,943
MSCI, Inc.	4,726	2,555,632
Nasdaq, Inc.	76,700	5,191,056
S&P Global, Inc.	25,827	12,519,122
Tradeweb Markets, Inc., Class A	72,317	8,076,362
		52,776,427
Commercial Services & Supplies 1.4%
Copart, Inc. (a)	147,942	7,741,805
Waste Connections, Inc.	26,966	4,793,746
		12,535,551
Consumer Finance 1.1%
American Express Co.	38,818	9,822,507
Entertainment 3.1%
Netflix, Inc. (a)	26,671	16,758,723
Spotify Technology SA (a)	31,194	10,728,864
		27,487,587
Financial Services 3.5%
Corpay, Inc. (a)	15,061	4,395,101
Mastercard, Inc., Class A	46,930	21,761,910
Visa, Inc., Class A	17,640	4,686,419
		30,843,430
Ground Transportation 1.5%
Uber Technologies, Inc. (a)	199,712	12,875,433
Health Care Equipment & Supplies 1.4%
Boston Scientific Corp. (a)	72,039	5,322,241

	Shares	Value
Common Stocks
Health Care Equipment & Supplies
Stryker Corp.	22,635	$ 7,411,831
		12,734,072
Health Care Providers & Services 1.5%
UnitedHealth Group, Inc.	23,326	13,439,508
Health Care REITs 1.5%
Welltower, Inc.	123,207	13,706,779
Hotels, Restaurants & Leisure 2.6%
Chipotle Mexican Grill, Inc. (a)	83,504	4,535,937
DraftKings, Inc., Class A (a)	208,219	7,693,692
Hilton Worldwide Holdings, Inc.	49,654	10,659,224
		22,888,853
Interactive Media & Services 10.1%
Alphabet, Inc., Class C	364,500	63,113,175
Meta Platforms, Inc., Class A	55,093	26,159,809
		89,272,984
IT Services 1.6%
Gartner, Inc. (a)	13,819	6,925,945
MongoDB, Inc. (a)	28,614	7,221,029
		14,146,974
Life Sciences Tools & Services 1.5%
Danaher Corp.	36,197	10,029,465
Mettler-Toledo International, Inc. (a)	1,871	2,845,847
		12,875,312
Pharmaceuticals 4.5%
Eli Lilly & Co.	36,837	29,626,894
Zoetis, Inc.	56,370	10,148,855
		39,775,749
Professional Services 0.9%
TransUnion	88,846	8,019,240
Semiconductors & Semiconductor Equipment 23.2%
Advanced Micro Devices, Inc. (a)	143,755	20,769,722
ARM Holdings plc, ADR (a)(b)	11,059	1,594,376
ASML Holding NV (Registered)	10,756	10,075,145
Broadcom, Inc.	267,965	43,056,616
KLA Corp.	10,212	8,405,191
Marvell Technology, Inc.	322,577	21,606,208
Microchip Technology, Inc.	123,620	10,974,984
Micron Technology, Inc.	78,715	8,644,481
Monolithic Power Systems, Inc.	18,949	16,354,692

	Shares	Value
Common Stocks
Semiconductors & Semiconductor Equipment
NVIDIA Corp.	346,286	$ 40,522,388
QUALCOMM, Inc.	129,231	23,384,349
		205,388,152
Software 13.8%
Cadence Design Systems, Inc. (a)	19,321	5,171,459
Intuit, Inc.	19,617	12,699,065
Microsoft Corp.	214,484	89,729,381
Salesforce, Inc.	10,317	2,670,040
ServiceNow, Inc. (a)	14,903	12,136,854
		122,406,799
Specialized REITs 1.0%
Equinix, Inc.	11,586	9,155,721
Specialty Retail 2.3%
O'Reilly Automotive, Inc. (a)	6,707	7,554,362
TJX Cos., Inc. (The)	110,413	12,478,877
		20,033,239
Technology Hardware, Storage & Peripherals 5.0%
Apple, Inc.	198,726	44,133,070
Total Common Stocks (Cost $506,963,793)		877,992,010
Short-Term Investment 0.9%
Affiliated Investment Company 0.9%
NYLI U.S. Government Liquidity Fund, 5.243% (c)	7,711,994	7,711,994
Total Short-Term Investment (Cost $7,711,994)		7,711,994
Total Investments (Cost $514,675,787)	100.1%	885,704,004
Other Assets, Less Liabilities	(0.1)	(920,981)
Net Assets	100.0%	$ 884,783,023

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of July 31, 2024, the aggregate market value of securities on loan was $1,594,232. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $1,757,544.
(c)	Current yield as of July 31, 2024.

Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 24,211	$ 138,966	$ (155,465)	$ —	$ —	$ 7,712	$ 316	$ —	7,712
Abbreviation(s):
ADR—American Depositary Receipt
REIT—Real Estate Investment Trust
The following is a summary of the fair valuations according to the inputs used as of July 31, 2024, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 877,992,010	$ —	$ —	$ 877,992,010
Short-Term Investment
Affiliated Investment Company	7,711,994	—	—	7,711,994
Total Investments in Securities	$ 885,704,004	$ —	$ —	$ 885,704,004

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

NYLI WMC International Research Equity Fund
Portfolio of Investments July 31, 2024†^(Unaudited)
	Shares	Value
Common Stocks 95.8%
Australia 3.4%
ANZ Group Holdings Ltd. (Banks)	76,280	$ 1,449,110
Bellevue Gold Ltd. (Metals & Mining) (a)	589,240	527,907
Glencore plc (Metals & Mining)	285,016	1,574,797
Goodman Group (Industrial REITs)	40,516	929,990
Orora Ltd. (Containers & Packaging)	116,121	154,912
Stockland (Diversified REITs)	281,747	847,543
Whitehaven Coal Ltd. (Oil, Gas & Consumable Fuels)	91,220	460,524
		5,944,783
Austria 0.9%
BAWAG Group AG (Banks) (b)	12,510	913,202
Erste Group Bank AG (Banks)	13,098	681,549
		1,594,751
Belgium 1.2%
KBC Group NV (Banks)	17,159	1,330,378
UCB SA (Pharmaceuticals)	4,102	686,552
		2,016,930
Brazil 1.3%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP (Water Utilities)	63,700	993,766
MercadoLibre, Inc. (Broadline Retail) (a)	203	338,787
Petroleo Brasileiro SA (Oil, Gas & Consumable Fuels)	48,900	351,005
Rumo SA (Ground Transportation)	158,642	621,256
		2,304,814
Canada 3.7%
Alimentation Couche-Tard, Inc. (Consumer Staples Distribution & Retail)	37,440	2,307,984
Barrick Gold Corp. (Metals & Mining)	35,394	655,763
Cenovus Energy, Inc. (Oil, Gas & Consumable Fuels)	46,416	935,279
Constellation Software, Inc. (Software)	355	1,120,112
Hydro One Ltd. (Electric Utilities) (b)	7,928	248,466
Methanex Corp. (Chemicals)	9,640	468,646
Shopify, Inc., Class A (IT Services) (a)	11,755	719,953
		6,456,203
Chile 0.4%
Lundin Mining Corp. (Metals & Mining)	68,627	692,906
China 5.1%
Anhui Conch Cement Co. Ltd., Class H (Construction Materials)	69,000	168,507
BYD Co. Ltd., Class H (Automobiles)	16,053	468,470
China Merchants Bank Co. Ltd., Class H (Banks)	181,138	753,500
ENN Energy Holdings Ltd. (Gas Utilities)	92,200	647,879
KE Holdings, Inc., ADR (Real Estate Management & Development)	77,933	1,079,372
Minth Group Ltd. (Automobile Components) (a)	376,000	527,459
PICC Property & Casualty Co. Ltd., Class H (Insurance)	472,000	618,632
Tencent Holdings Ltd. (Interactive Media & Services)	75,702	3,509,509

	Shares	Value
Common Stocks
China
Trip.com Group Ltd. (Hotels, Restaurants & Leisure) (a)	26,323	$ 1,138,113
		8,911,441
Denmark 2.5%
Genmab A/S (Biotechnology) (a)	1,543	437,475
Novo Nordisk A/S, Class B (Pharmaceuticals)	29,824	3,944,584
		4,382,059
Finland 0.2%
Nokian Renkaat OYJ (Automobile Components)	27,975	255,287
Nordea Bank Abp (Banks)	10,243	119,945
		375,232
France 10.1%
Accor SA (Hotels, Restaurants & Leisure)	15,816	608,847
Airbus SE (Aerospace & Defense)	5,693	862,328
Arkema SA (Chemicals)	3,841	347,519
AXA SA (Insurance)	28,624	1,006,486
Ayvens SA (Ground Transportation) (b)	23,859	158,156
BNP Paribas SA (Banks)	6,109	419,564
Bureau Veritas SA (Professional Services)	27,492	862,843
Capgemini SE (IT Services)	2,272	451,449
Dassault Aviation SA (Aerospace & Defense)	2,602	524,060
Edenred SE (Financial Services)	4,858	202,469
Engie SA (Multi-Utilities)	81,136	1,276,749
Hermes International SCA (Textiles, Apparel & Luxury Goods)	536	1,173,514
JCDecaux SE (Media) (a)	31,535	657,320
Klepierre SA (Retail REITs)	36,909	1,057,737
Legrand SA (Electrical Equipment)	9,294	1,004,636
LVMH Moet Hennessy Louis Vuitton SE (Textiles, Apparel & Luxury Goods)	593	419,079
Pernod Ricard SA (Beverages)	3,017	404,878
Renault SA (Automobiles)	24,298	1,179,136
Societe Generale SA (Banks)	23,960	621,818
TotalEnergies SE (Oil, Gas & Consumable Fuels)	47,076	3,183,231
Valeo SE (Automobile Components)	49,067	562,093
Vinci SA (Construction & Engineering)	6,599	754,171
		17,738,083
Germany 9.1%
adidas AG (Textiles, Apparel & Luxury Goods)	7,602	1,902,966
Allianz SE (Registered) (Insurance)	5,396	1,523,025
Beiersdorf AG (Personal Care Products)	14,549	2,113,067
Brenntag SE (Trading Companies & Distributors)	7,027	500,559
Commerzbank AG (Banks)	53,570	874,860
Daimler Truck Holding AG (Machinery)	29,685	1,148,204
Deutsche Post AG (Air Freight & Logistics)	30,019	1,340,133
Deutsche Telekom AG (Registered) (Diversified Telecommunication Services)	49,771	1,301,909
Infineon Technologies AG (Semiconductors & Semiconductor Equipment)	34,743	1,205,100
Rheinmetall AG (Aerospace & Defense)	1,232	671,733

	Shares	Value
Common Stocks
Germany
RWE AG (Independent Power and Renewable Electricity Producers)	23,260	$ 868,221
Siemens AG (Registered) (Industrial Conglomerates)	7,690	1,409,998
Talanx AG (Insurance)	10,076	766,059
United Internet AG (Registered), Class G (Diversified Telecommunication Services)	11,891	263,815
		15,889,649
Hong Kong 2.3%
AIA Group Ltd. (Insurance)	389,029	2,614,158
Hong Kong Exchanges & Clearing Ltd. (Capital Markets)	26,192	777,092
Techtronic Industries Co. Ltd. (Machinery)	54,500	698,266
		4,089,516
India 2.1%
Bharti Airtel Ltd. (Wireless Telecommunication Services)	37,748	672,446
HDFC Bank Ltd., ADR (Banks)	22,859	1,371,769
IndusInd Bank Ltd. (Banks)	50,923	868,374
SBI Life Insurance Co. Ltd. (Insurance) (b)	38,151	799,050
		3,711,639
Indonesia 0.5%
Bank Rakyat Indonesia Persero Tbk. PT (Banks)	2,923,010	839,511
Ireland 0.3%
AIB Group plc (Banks)	82,618	473,891
Israel 0.3%
Wix.com Ltd. (IT Services) (a)	3,458	539,189
Italy 2.4%
Banca Monte dei Paschi di Siena SpA (Banks)	95,541	521,132
DiaSorin SpA (Health Care Equipment & Supplies)	3,344	365,524
Enel SpA (Electric Utilities)	21,827	155,765
Eurogroup Laminations SpA (Electrical Equipment) (c)	60,805	227,295
FinecoBank Banca Fineco SpA (Banks)	66,158	1,124,112
Stevanato Group SpA (Life Sciences Tools & Services) (c)	9,882	204,360
UniCredit SpA (Banks)	40,511	1,664,062
		4,262,250
Japan 16.5%
Chugai Pharmaceutical Co. Ltd. (Pharmaceuticals)	19,942	879,788
Daiichi Sankyo Co. Ltd. (Pharmaceuticals)	27,974	1,148,053
Daikin Industries Ltd. (Building Products)	6,393	934,806
Eisai Co. Ltd. (Pharmaceuticals)	7,900	303,755
Hakuhodo DY Holdings, Inc. (Media)	33,500	275,505
Ibiden Co. Ltd. (Electronic Equipment, Instruments & Components)	18,594	725,241
Isuzu Motors Ltd. (Automobiles)	43,206	596,298
ITOCHU Corp. (Trading Companies & Distributors)	15,816	821,708
Japan Post Insurance Co. Ltd. (Insurance)	25,800	539,577

	Shares	Value
Common Stocks
Japan
Japan Tobacco, Inc. (Tobacco)	30,700	$ 908,673
Kansai Electric Power Co., Inc. (The) (Electric Utilities)	47,176	810,122
KDDI Corp. (Wireless Telecommunication Services)	33,366	1,006,738
Koito Manufacturing Co. Ltd. (Automobile Components)	39,854	597,391
Makita Corp. (Machinery)	25,923	854,496
MISUMI Group, Inc. (Machinery)	5,400	100,300
Mitsubishi Corp. (Trading Companies & Distributors)	43,789	919,012
Mitsubishi Electric Corp. (Electrical Equipment)	15,100	262,175
Mitsubishi UFJ Financial Group, Inc. (Banks)	64,342	751,634
Mitsui & Co. Ltd. (Trading Companies & Distributors)	34,972	824,079
Mitsui Fudosan Co. Ltd. (Real Estate Management & Development)	128,916	1,354,089
MS&AD Insurance Group Holdings, Inc. (Insurance)	40,500	968,399
Otsuka Holdings Co. Ltd. (Pharmaceuticals)	18,567	962,155
Rakuten Bank Ltd. (Banks) (a)	36,544	822,091
Recruit Holdings Co. Ltd. (Professional Services)	33,050	1,910,129
Renesas Electronics Corp. (Semiconductors & Semiconductor Equipment)	49,223	847,080
Sansan, Inc. (Software) (a)	33,902	510,550
Sekisui House Ltd. (Household Durables) (c)	43,519	1,098,106
Sony Group Corp. (Household Durables)	30,158	2,723,793
Sumitomo Mitsui Trust Holdings, Inc. (Banks)	47,694	1,222,874
T&D Holdings, Inc. (Insurance)	28,654	544,943
Terumo Corp. (Health Care Equipment & Supplies)	34,972	631,716
Timee, Inc. (Professional Services) (a)	49,900	482,995
Tokyo Electron Ltd. (Semiconductors & Semiconductor Equipment)	6,844	1,417,182
Yamaha Motor Co. Ltd. (Automobiles)	21,862	206,500
		28,961,953
Luxembourg 0.5%
CVC Capital Partners plc (Capital Markets) (a)	43,891	824,380
Mexico 0.2%
Corp. Inmobiliaria Vesta SAB de CV (Real Estate Management & Development)	127,200	372,499
Netherlands 3.4%
Adyen NV (Financial Services) (a)(b)	421	515,132
Akzo Nobel NV (Chemicals)	3,799	234,847
Argenx SE (Biotechnology) (a)	1,832	934,042
ASML Holding NV (Semiconductors & Semiconductor Equipment)	3,882	3,573,201
IMCD NV (Trading Companies & Distributors)	2,623	377,552
Wolters Kluwer NV (Professional Services)	2,099	352,332
		5,987,106
Republic of Korea 2.4%
KT Corp. (Diversified Telecommunication Services)	26,087	755,088
LG Chem Ltd. (Chemicals)	1,243	275,821
Samsung Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals)	20,123	1,226,308
Samsung SDI Co. Ltd. (Electronic Equipment, Instruments & Components)	1,559	361,795

	Shares	Value
Common Stocks
Republic of Korea
Shinhan Financial Group Co. Ltd. (Banks)	36,562	$ 1,588,093
		4,207,105
Russia 0.0% ‡
LUKOIL PJSC, Sponsored ADR (Oil, Gas & Consumable Fuels) (a)(d)(e)	11,171	27,760
Mobile TeleSystems PJSC (Wireless Telecommunication Services) (d)(e)	80,528	—
		27,760
Singapore 2.2%
Grab Holdings Ltd., Class A (Ground Transportation) (a)	383,773	1,266,451
Singapore Telecommunications Ltd. (Diversified Telecommunication Services)	449,400	1,035,499
United Overseas Bank Ltd. (Banks)	65,094	1,575,366
		3,877,316
South Africa 1.2%
Anglo American plc (Metals & Mining)	72,033	2,176,148
Spain 0.5%
Industria de Diseno Textil SA (Specialty Retail)	18,346	890,693
Sweden 0.3%
Sandvik AB (Machinery)	24,018	491,610
Switzerland 2.1%
DSM-Firmenich AG (Chemicals)	1,994	254,753
Galderma Group AG (Pharmaceuticals) (a)	8,903	700,778
Novartis AG (Registered) (Pharmaceuticals)	17,959	2,016,973
Tecan Group AG (Registered) (Life Sciences Tools & Services)	1,707	636,321
		3,608,825
Taiwan 3.7%
Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	226,000	6,421,783
Thailand 0.0% ‡
PTT Global Chemical PCL (Chemicals)	45,700	34,296
United Kingdom 11.4%
Allfunds Group plc (Capital Markets)	56,183	338,071
AstraZeneca plc (Pharmaceuticals)	15,585	2,477,965
BAE Systems plc (Aerospace & Defense)	39,239	654,255
Beazley plc (Insurance)	130,353	1,145,377
BT Group plc (Diversified Telecommunication Services)	205,931	372,879
ConvaTec Group plc (Health Care Equipment & Supplies) (b)	132,042	397,547
Croda International plc (Chemicals)	4,380	227,593
HSBC Holdings plc (Banks)	305,467	2,764,559
IMI plc (Machinery)	27,103	659,912
Inchcape plc (Distributors)	40,577	439,741

	Shares	Value
Common Stocks
United Kingdom
Intermediate Capital Group plc (Capital Markets)	20,825	$ 587,904
London Stock Exchange Group plc (Capital Markets)	11,189	1,362,167
National Grid plc (Multi-Utilities)	128,199	1,624,989
Rotork plc (Machinery)	98,199	456,735
Sage Group plc (The) (Software)	5,396	75,334
Tesco plc (Consumer Staples Distribution & Retail)	266,950	1,137,977
Trainline plc (Hotels, Restaurants & Leisure) (a)(b)	78,363	343,119
Unilever plc (Personal Care Products)	65,790	4,039,366
Wise plc, Class A (Financial Services) (a)	40,186	370,152
WPP plc (Media)	44,321	427,668
		19,903,310
United States 5.2%
CyberArk Software Ltd. (Software) (a)	415	106,398
Experian plc (Professional Services)	10,095	476,538
GSK plc (Pharmaceuticals)	52,284	1,016,271
Haleon plc (Personal Care Products)	549,942	2,471,595
Holcim AG (Construction Materials) (a)	3,860	361,659
QIAGEN NV (Life Sciences Tools & Services) (a)	15,443	689,920
Schneider Electric SE (Electrical Equipment)	1,742	420,135
Shell plc (Oil, Gas & Consumable Fuels)	99,984	3,650,378
		9,192,894
Zambia 0.4%
First Quantum Minerals Ltd. (Metals & Mining)	60,564	741,340
Total Common Stocks (Cost $156,137,616)		167,941,865
Preferred Stocks 1.0%
Brazil 0.6%
Banco Bradesco SA (Banks)	451,500	992,220
Republic of Korea 0.4%
Samsung Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals) 1.88%	16,024	755,371
Total Preferred Stocks (Cost $2,592,831)		1,747,591
Exchange-Traded Fund 2.1%
United States 2.1%
iShares MSCI ACWI ex U.S. ETF (c)	67,643	3,671,662
Total Exchange-Traded Fund (Cost $3,651,483)		3,671,662

	Number of Warrants	Value

Warrants 0.0% ‡
Canada 0.0% ‡
Constellation Software, Inc. (Software)
Expires 3/31/40 (a)(d)(e)	442	$ —
Total Warrants (Cost $0)		—

	Shares

Short-Term Investments 2.7%
Affiliated Investment Company 0.4%
United States 0.4%
NYLI U.S. Government Liquidity Fund, 5.243% (f)	707,034	707,034
Unaffiliated Investment Company 2.3%
United States 2.3%
Invesco Government & Agency Portfolio, 5.291% (f)(g)	3,967,664	3,967,664
Total Short-Term Investments (Cost $4,674,698)		4,674,698
Total Investments, Before Investments Sold Short (Cost $167,056,628)	101.6%	178,035,816
Investments Sold Short (0.0)% ‡
Common Stock Sold Short (0.0)% ‡
Australia (0.0)% ‡
Virgin Australia Airlines Holdings Pty. Ltd. (Passenger Airlines) (a)(d)(e)	(444,108)	(29)
Total Common Stock Sold Short (Proceeds $0)		(29)

	Number of Rights

Rights Sold Short (0.0)% ‡
United States (0.0)% ‡
Intercell (Biotechnology) Expires 12/31/49 (a)(d)(e)	(19,159)	(2)
Total Rights Sold Short (Proceeds $0)		(2)
Total Investments Sold Short (Proceeds $0)		(31)
Total Investments, Net of Investments Sold Short (Cost $167,056,628)	101.6%	178,035,785
Other Assets, Less Liabilities	(1.6)	(2,814,368)
Net Assets	100.0%	$ 175,221,417

†	Percentages indicated are based on Fund net assets.
^	Industry and country classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	All or a portion of this security was held on loan. As of July 31, 2024, the aggregate market value of securities on loan was $4,549,558; the total market value of collateral held by the Fund was $4,682,510. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $714,846. The Fund received cash collateral with a value of $3,967,664.
(d)	Illiquid security—As of July 31, 2024, the total market value deemed illiquid under procedures approved by the Board of Trustees was $27,729, which represented less than one-tenth of a percent of the Fund’s net assets.
(e)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(f)	Current yield as of July 31, 2024.
(g)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 1,288	$ 33,077	$ (33,658)	$ —	$ —	$ 707	$ 34	$ —	707
Abbreviation(s):
ACWI—All Country World Index
ADR—American Depositary Receipt
ETF—Exchange-Traded Fund
MSCI—Morgan Stanley Capital International
PCL—Provision for Credit Losses
REIT—Real Estate Investment Trust

The following is a summary of the fair valuations according to the inputs used as of July 31, 2024, for valuing the Fund’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 167,914,105	$ —	$ 27,760	$ 167,941,865
Preferred Stocks	1,747,591	—	—	1,747,591
Exchange-Traded Fund	3,671,662	—	—	3,671,662
Warrants	—	—	—	—
Short-Term Investments
Affiliated Investment Company	707,034	—	—	707,034
Unaffiliated Investment Company	3,967,664	—	—	3,967,664
Total Short-Term Investments	4,674,698	—	—	4,674,698
Total Investments in Securities	$ 178,008,056	$ —	$ 27,760	$ 178,035,816
Liability Valuation Inputs
Common Stock Sold Short	$ —	$ —	$ (29)	$ (29)
Rights Sold Short	—	—	(2)	(2)
Total Investments in Securities Sold Short	$ —	$ —	$ (31)	$ (31)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

NYLI S&P 500 Index Fund
Portfolio of Investments July 31, 2024†^(Unaudited)
	Shares	Value
Common Stocks 98.8%
Aerospace & Defense 1.9%
Axon Enterprise, Inc. (a)	2,172	$ 651,622
Boeing Co. (The) (a)	17,667	3,367,330
General Dynamics Corp.	6,961	2,079,320
General Electric Co.	33,512	5,703,743
Howmet Aerospace, Inc.	11,872	1,136,150
Huntington Ingalls Industries, Inc.	1,207	337,936
L3Harris Technologies, Inc.	5,807	1,317,550
Lockheed Martin Corp.	6,538	3,543,073
Northrop Grumman Corp.	4,259	2,062,719
RTX Corp.	40,704	4,782,313
Textron, Inc.	5,838	542,350
TransDigm Group, Inc.	1,713	2,216,999
		27,741,105
Air Freight & Logistics 0.4%
CH Robinson Worldwide, Inc.	3,585	319,244
Expeditors International of Washington, Inc.	4,325	539,847
FedEx Corp.	6,931	2,094,895
United Parcel Service, Inc., Class B	22,331	2,911,292
		5,865,278
Automobile Components 0.1%
Aptiv plc (a)	8,329	577,950
BorgWarner, Inc.	6,975	246,287
		824,237
Automobiles 1.6%
Ford Motor Co.	120,059	1,299,039
General Motors Co.	34,931	1,548,142
Tesla, Inc. (a)	84,946	19,713,418
		22,560,599
Banks 3.3%
Bank of America Corp.	208,300	8,396,573
Citigroup, Inc.	58,398	3,788,862
Citizens Financial Group, Inc.	13,931	594,436
Fifth Third Bancorp	20,942	886,684
Huntington Bancshares, Inc.	44,370	663,332
JPMorgan Chase & Co.	87,918	18,708,950
KeyCorp	28,866	465,609
M&T Bank Corp.	5,108	879,444
PNC Financial Services Group, Inc. (The)	12,182	2,206,160
Regions Financial Corp.	28,039	627,233
Truist Financial Corp.	40,967	1,830,815
U.S. Bancorp	47,774	2,144,097
Wells Fargo & Co.	106,736	6,333,714
		47,525,909

	Shares	Value
Common Stocks
Beverages 1.3%
Brown-Forman Corp., Class B	5,481	$ 247,522
Coca-Cola Co. (The)	118,702	7,922,171
Constellation Brands, Inc., Class A	4,929	1,208,394
Keurig Dr Pepper, Inc.	31,956	1,095,452
Molson Coors Beverage Co., Class B	5,567	294,216
Monster Beverage Corp. (a)	21,715	1,117,237
PepsiCo, Inc.	42,090	7,267,680
		19,152,672
Biotechnology 2.0%
AbbVie, Inc.	54,063	10,018,955
Amgen, Inc.	16,423	5,460,155
Biogen, Inc. (a)	4,458	950,446
Gilead Sciences, Inc.	38,143	2,901,156
Incyte Corp. (a)	4,450	289,561
Moderna, Inc. (a)	10,208	1,216,998
Regeneron Pharmaceuticals, Inc. (a)	3,247	3,504,130
Vertex Pharmaceuticals, Inc. (a)	7,900	3,916,188
		28,257,589
Broadline Retail 3.7%
Amazon.com, Inc. (a)	280,373	52,424,144
eBay, Inc.	15,492	861,510
Etsy, Inc. (a)	3,580	233,201
		53,518,855
Building Products 0.5%
A O Smith Corp.	3,698	314,478
Allegion plc	2,677	366,240
Builders FirstSource, Inc. (a)	3,737	625,462
Carrier Global Corp.	25,654	1,747,294
Johnson Controls International plc	20,625	1,475,512
Masco Corp.	6,743	524,943
Trane Technologies plc	6,930	2,316,560
		7,370,489
Capital Markets 3.0%
Ameriprise Financial, Inc.	3,041	1,307,843
Bank of New York Mellon Corp. (The)	22,895	1,489,778
BlackRock, Inc.	4,277	3,748,790
Blackstone, Inc.	21,879	3,110,100
Cboe Global Markets, Inc.	3,219	590,719
Charles Schwab Corp. (The)	45,707	2,979,639
CME Group, Inc.	11,024	2,135,459
FactSet Research Systems, Inc.	1,167	482,076
Franklin Resources, Inc.	9,176	209,855
Goldman Sachs Group, Inc. (The)	9,872	5,025,144
Intercontinental Exchange, Inc.	17,561	2,661,545
Invesco Ltd.	13,772	237,705

	Shares	Value
Common Stocks
Capital Markets
KKR & Co., Inc.	20,357	$ 2,513,072
MarketAxess Holdings, Inc.	1,159	259,071
Moody's Corp.	4,808	2,194,756
Morgan Stanley	38,312	3,954,181
MSCI, Inc.	2,425	1,311,343
Nasdaq, Inc.	12,668	857,370
Northern Trust Corp.	6,264	555,304
Raymond James Financial, Inc.	5,711	662,476
S&P Global, Inc.	9,800	4,750,354
State Street Corp.	9,223	783,678
T. Rowe Price Group, Inc.	6,836	780,740
		42,600,998
Chemicals 1.4%
Air Products and Chemicals, Inc.	6,806	1,795,763
Albemarle Corp.	3,598	337,025
Celanese Corp.	3,076	434,177
CF Industries Holdings, Inc.	5,596	427,478
Corteva, Inc.	21,338	1,197,062
Dow, Inc.	21,529	1,172,685
DuPont de Nemours, Inc.	12,801	1,071,444
Eastman Chemical Co.	3,602	372,195
Ecolab, Inc.	7,781	1,794,999
FMC Corp.	3,821	222,993
International Flavors & Fragrances, Inc.	7,818	777,735
Linde plc	14,717	6,674,159
LyondellBasell Industries NV, Class A	7,876	783,347
Mosaic Co. (The)	9,840	292,937
PPG Industries, Inc.	7,207	915,145
Sherwin-Williams Co. (The)	7,142	2,505,413
		20,774,557
Commercial Services & Supplies 0.6%
Cintas Corp.	2,640	2,016,802
Copart, Inc. (a)	26,787	1,401,764
Republic Services, Inc.	6,267	1,217,803
Rollins, Inc.	8,599	411,978
Veralto Corp.	6,726	716,722
Waste Management, Inc.	11,174	2,264,523
		8,029,592
Communications Equipment 0.8%
Arista Networks, Inc. (a)	7,771	2,693,040
Cisco Systems, Inc.	123,968	6,006,250
F5, Inc. (a)	1,794	365,330
Juniper Networks, Inc.	9,950	375,015
Motorola Solutions, Inc.	5,106	2,036,886
		11,476,521

	Shares	Value
Common Stocks
Construction & Engineering 0.1%
Quanta Services, Inc.	4,482	$ 1,189,433
Construction Materials 0.2%
Martin Marietta Materials, Inc.	1,887	1,119,652
Vulcan Materials Co.	4,049	1,111,491
		2,231,143
Consumer Finance 0.5%
American Express Co.	17,397	4,402,137
Capital One Financial Corp.	11,698	1,771,077
Discover Financial Services	7,672	1,104,692
Synchrony Financial	12,294	624,412
		7,902,318
Consumer Staples Distribution & Retail 1.8%
Costco Wholesale Corp.	13,578	11,161,116
Dollar General Corp.	6,725	809,623
Dollar Tree, Inc. (a)	6,345	662,037
Kroger Co. (The)	20,494	1,116,923
Sysco Corp.	15,246	1,168,606
Target Corp.	14,164	2,130,407
Walgreens Boots Alliance, Inc.	21,922	260,214
Walmart, Inc.	130,781	8,976,808
		26,285,734
Containers & Packaging 0.2%
Amcor plc	44,250	465,952
Avery Dennison Corp.	2,466	534,703
Ball Corp.	9,502	606,513
International Paper Co.	10,634	494,268
Packaging Corp. of America	2,729	545,445
Smurfit WestRock plc (a)	15,896	712,777
		3,359,658
Distributors 0.1%
Genuine Parts Co.	4,265	627,424
LKQ Corp.	8,168	338,972
Pool Corp.	1,173	438,749
		1,405,145
Diversified Telecommunication Services 0.7%
AT&T, Inc.	219,519	4,225,741
Verizon Communications, Inc.	128,869	5,221,772
		9,447,513
Electric Utilities 1.5%
Alliant Energy Corp.	7,849	436,875
American Electric Power Co., Inc.	16,138	1,583,461
Constellation Energy Corp.	9,651	1,831,760

	Shares	Value
Common Stocks
Electric Utilities
Duke Energy Corp.	23,628	$ 2,581,832
Edison International	11,779	942,438
Entergy Corp.	6,538	758,212
Evergy, Inc.	7,039	408,262
Eversource Energy	10,785	700,054
Exelon Corp.	30,616	1,138,915
FirstEnergy Corp.	15,858	664,609
NextEra Energy, Inc.	62,901	4,805,007
NRG Energy, Inc.	6,383	479,810
PG&E Corp.	65,427	1,194,043
Pinnacle West Capital Corp.	3,477	297,596
PPL Corp.	22,586	671,256
Southern Co. (The)	33,476	2,795,916
Xcel Energy, Inc.	17,011	991,401
		22,281,447
Electrical Equipment 0.7%
AMETEK, Inc.	7,087	1,229,453
Eaton Corp. plc	12,240	3,730,629
Emerson Electric Co.	17,515	2,051,182
GE Vernova, Inc. (a)	8,391	1,495,612
Generac Holdings, Inc. (a)	1,856	288,942
Hubbell, Inc.	1,644	650,449
Rockwell Automation, Inc.	3,490	972,488
		10,418,755
Electronic Equipment, Instruments & Components 0.6%
Amphenol Corp., Class A	36,776	2,363,226
CDW Corp.	4,115	897,523
Corning, Inc.	23,603	944,356
Jabil, Inc.	3,692	415,977
Keysight Technologies, Inc. (a)	5,344	745,862
TE Connectivity Ltd.	9,375	1,446,844
Teledyne Technologies, Inc. (a)	1,452	612,541
Trimble, Inc. (a)	7,477	407,795
Zebra Technologies Corp., Class A (a)	1,574	552,773
		8,386,897
Energy Equipment & Services 0.3%
Baker Hughes Co.	30,554	1,183,051
Halliburton Co.	27,104	939,967
Schlumberger NV	43,760	2,113,170
		4,236,188
Entertainment 1.1%
Electronic Arts, Inc.	7,448	1,124,201
Live Nation Entertainment, Inc. (a)	4,361	419,484
Netflix, Inc. (a)	13,192	8,289,193
Take-Two Interactive Software, Inc. (a)	4,862	731,877

	Shares	Value
Common Stocks
Entertainment
Walt Disney Co. (The)	55,814	$ 5,229,214
Warner Bros Discovery, Inc. (a)	68,266	590,501
		16,384,470
Financial Services 4.0%
Berkshire Hathaway, Inc., Class B (a)	55,425	24,303,862
Corpay, Inc. (a)	2,151	627,705
Fidelity National Information Services, Inc.	17,030	1,308,415
Fiserv, Inc. (a)	17,913	2,930,029
Global Payments, Inc.	7,815	794,317
Jack Henry & Associates, Inc.	2,232	382,743
Mastercard, Inc., Class A	25,135	11,655,351
PayPal Holdings, Inc. (a)	32,025	2,106,605
Visa, Inc., Class A	48,194	12,803,700
		56,912,727
Food Products 0.7%
Archer-Daniels-Midland Co.	15,138	938,707
Bunge Global SA	4,335	456,172
Campbell Soup Co.	6,015	281,863
Conagra Brands, Inc.	14,636	443,764
General Mills, Inc.	17,284	1,160,448
Hershey Co. (The)	4,519	892,412
Hormel Foods Corp.	8,887	285,362
J M Smucker Co. (The)	3,251	383,455
Kellanova	8,060	468,689
Kraft Heinz Co. (The)	24,165	850,850
Lamb Weston Holdings, Inc.	4,421	265,348
McCormick & Co., Inc. (Non-Voting)	7,707	593,516
Mondelez International, Inc., Class A	41,067	2,806,929
Tyson Foods, Inc., Class A	8,754	533,119
		10,360,634
Gas Utilities 0.0% ‡
Atmos Energy Corp.	4,619	590,678
Ground Transportation 1.0%
CSX Corp.	59,851	2,100,770
JB Hunt Transport Services, Inc.	2,496	432,182
Norfolk Southern Corp.	6,917	1,726,206
Old Dominion Freight Line, Inc.	5,455	1,146,532
Uber Technologies, Inc. (a)	63,972	4,124,275
Union Pacific Corp.	18,679	4,608,670
		14,138,635
Health Care Equipment & Supplies 2.3%
Abbott Laboratories	53,260	5,642,364
Align Technology, Inc. (a)	2,143	496,919

	Shares	Value
Common Stocks
Health Care Equipment & Supplies
Baxter International, Inc.	15,601	$ 558,828
Becton Dickinson & Co.	8,848	2,132,899
Boston Scientific Corp. (a)	45,011	3,325,413
Cooper Cos., Inc. (The) (a)	6,085	567,913
DexCom, Inc. (a)	12,175	825,709
Edwards Lifesciences Corp. (a)	18,449	1,163,209
GE HealthCare Technologies, Inc.	12,997	1,099,936
Hologic, Inc. (a)	7,145	583,103
IDEXX Laboratories, Inc. (a)	2,528	1,203,631
Insulet Corp. (a)	2,144	416,686
Intuitive Surgical, Inc. (a)	10,860	4,828,465
Medtronic plc	40,651	3,265,088
ResMed, Inc.	4,498	959,199
Solventum Corp. (a)	4,224	248,709
STERIS plc	3,025	722,249
Stryker Corp.	10,380	3,398,931
Teleflex, Inc.	1,442	318,567
Zimmer Biomet Holdings, Inc.	6,298	701,282
		32,459,100
Health Care Providers & Services 2.6%
Cardinal Health, Inc.	7,457	751,889
Cencora, Inc.	5,068	1,205,576
Centene Corp. (a)	16,341	1,256,950
Cigna Group (The)	8,697	3,032,383
CVS Health Corp.	38,434	2,318,723
DaVita, Inc. (a)	1,584	216,406
Elevance Health, Inc.	7,116	3,785,925
HCA Healthcare, Inc.	5,934	2,154,339
Henry Schein, Inc. (a)	3,920	282,005
Humana, Inc.	3,689	1,333,979
Labcorp Holdings, Inc.	2,581	556,051
McKesson Corp.	3,980	2,455,740
Molina Healthcare, Inc. (a)	1,794	612,238
Quest Diagnostics, Inc.	3,401	483,962
UnitedHealth Group, Inc.	28,178	16,235,036
Universal Health Services, Inc., Class B	1,827	390,540
		37,071,742
Health Care REITs 0.3%
Alexandria Real Estate Equities, Inc.	4,819	565,221
Healthpeak Properties, Inc.	21,547	470,156
Ventas, Inc.	12,392	674,620
Welltower, Inc.	18,306	2,036,542
		3,746,539
Hotel & Resort REITs 0.0% ‡
Host Hotels & Resorts, Inc.	21,585	377,953

	Shares	Value
Common Stocks
Hotels, Restaurants & Leisure 1.8%
Airbnb, Inc., Class A (a)	13,517	$ 1,886,433
Booking Holdings, Inc.	1,039	3,859,895
Caesars Entertainment, Inc. (a)	6,626	264,709
Carnival Corp. (a)	30,925	515,210
Chipotle Mexican Grill, Inc. (a)	42,050	2,284,156
Darden Restaurants, Inc.	3,654	534,544
Domino's Pizza, Inc.	1,068	457,852
Expedia Group, Inc. (a)	3,887	496,253
Hilton Worldwide Holdings, Inc.	7,655	1,643,299
Las Vegas Sands Corp.	11,177	443,392
Marriott International, Inc., Class A	7,345	1,669,518
McDonald's Corp.	22,064	5,855,786
MGM Resorts International (a)	7,683	330,138
Norwegian Cruise Line Holdings Ltd. (a)	13,135	242,078
Royal Caribbean Cruises Ltd. (a)	7,249	1,136,063
Starbucks Corp.	34,678	2,703,150
Wynn Resorts Ltd.	2,891	239,433
Yum! Brands, Inc.	8,622	1,145,260
		25,707,169
Household Durables 0.4%
DR Horton, Inc.	9,074	1,632,685
Garmin Ltd.	4,704	805,560
Lennar Corp., Class A	7,497	1,326,444
Mohawk Industries, Inc. (a)	1,623	261,417
NVR, Inc. (a)	96	826,318
PulteGroup, Inc.	6,440	850,080
		5,702,504
Household Products 1.2%
Church & Dwight Co., Inc.	7,486	733,703
Clorox Co. (The)	3,802	501,598
Colgate-Palmolive Co.	25,118	2,491,454
Kimberly-Clark Corp.	10,309	1,392,231
Procter & Gamble Co. (The)	72,257	11,616,035
		16,735,021
Independent Power and Renewable Electricity Producers 0.1%
AES Corp. (The)	21,758	387,075
Vistra Corp.	9,999	792,121
		1,179,196
Industrial Conglomerates 0.4%
3M Co.	16,942	2,160,952
Honeywell International, Inc.	19,936	4,081,896
		6,242,848
Industrial REITs 0.2%
Prologis, Inc.	28,345	3,572,887

	Shares	Value
Common Stocks
Insurance 2.1%
Aflac, Inc.	15,831	$ 1,509,961
Allstate Corp. (The)	8,080	1,382,650
American International Group, Inc.	20,319	1,609,874
Aon plc, Class A	6,657	2,186,891
Arch Capital Group Ltd. (a)	11,449	1,096,585
Arthur J. Gallagher & Co.	6,690	1,896,548
Assurant, Inc.	1,592	278,393
Brown & Brown, Inc.	7,248	720,669
Chubb Ltd.	12,432	3,427,005
Cincinnati Financial Corp.	4,793	626,062
Everest Group Ltd.	1,330	522,517
Globe Life, Inc.	2,571	238,434
Hartford Financial Services Group, Inc. (The)	9,055	1,004,381
Loews Corp.	5,558	444,362
Marsh & McLennan Cos., Inc.	15,085	3,357,468
MetLife, Inc.	18,288	1,405,433
Principal Financial Group, Inc.	6,602	538,129
Progressive Corp. (The)	17,932	3,839,600
Prudential Financial, Inc.	10,991	1,377,392
Travelers Cos., Inc. (The)	7,011	1,517,461
W R Berkley Corp.	9,276	511,386
Willis Towers Watson plc	3,130	883,536
		30,374,737
Interactive Media & Services 6.2%
Alphabet, Inc.
Class A	179,836	30,849,067
Class C	149,612	25,905,318

Match Group, Inc. (a)	8,134	310,231
Meta Platforms, Inc., Class A	67,093	31,857,769
		88,922,385
IT Services 1.1%
Accenture plc, Class A	19,249	6,364,104
Akamai Technologies, Inc. (a)	4,663	458,280
Cognizant Technology Solutions Corp., Class A	15,225	1,152,228
EPAM Systems, Inc. (a)	1,775	381,856
Gartner, Inc. (a)	2,377	1,191,329
GoDaddy, Inc., Class A (a)	4,315	627,617
International Business Machines Corp.	28,124	5,403,745
VeriSign, Inc. (a)	2,653	496,137
		16,075,296
Leisure Products 0.0% ‡
Hasbro, Inc.	4,006	258,227
Life Sciences Tools & Services 1.3%
Agilent Technologies, Inc.	8,972	1,268,641

	Shares	Value
Common Stocks
Life Sciences Tools & Services
Bio-Rad Laboratories, Inc., Class A (a)	624	$ 211,137
Bio-Techne Corp.	4,825	393,672
Charles River Laboratories International, Inc. (a)	1,577	384,946
Danaher Corp.	20,182	5,592,028
IQVIA Holdings, Inc. (a)	5,579	1,373,717
Mettler-Toledo International, Inc. (a)	654	994,754
Revvity, Inc.	3,778	474,555
Thermo Fisher Scientific, Inc.	11,686	7,167,491
Waters Corp. (a)	1,816	610,684
West Pharmaceutical Services, Inc.	2,230	682,759
		19,154,384
Machinery 1.6%
Caterpillar, Inc.	14,973	5,183,653
Cummins, Inc.	4,188	1,222,058
Deere & Co.	7,926	2,948,313
Dover Corp.	4,208	775,366
Fortive Corp.	10,778	774,399
IDEX Corp.	2,317	483,048
Illinois Tool Works, Inc.	8,313	2,055,639
Ingersoll Rand, Inc.	12,351	1,240,040
Nordson Corp.	1,663	416,299
Otis Worldwide Corp.	12,379	1,169,816
PACCAR, Inc.	16,047	1,583,197
Parker-Hannifin Corp.	3,935	2,208,165
Pentair plc	5,083	446,643
Snap-on, Inc.	1,613	462,979
Stanley Black & Decker, Inc.	4,711	497,576
Westinghouse Air Brake Technologies Corp.	5,400	870,210
Xylem, Inc.	7,423	990,971
		23,328,372
Media 0.6%
Charter Communications, Inc., Class A (a)	2,999	1,138,780
Comcast Corp., Class A	119,835	4,945,591
Fox Corp.
Class A	7,077	269,209
Class B	4,032	142,854

Interpublic Group of Cos., Inc. (The)	11,555	371,724
News Corp.
Class A	11,610	320,204
Class B	3,509	99,971

Omnicom Group, Inc.	5,996	587,848
Paramount Global, Class B	15,135	172,842
		8,049,023
Metals & Mining 0.4%
Freeport-McMoRan, Inc.	43,979	1,997,086
Newmont Corp.	35,304	1,732,367

	Shares	Value
Common Stocks
Metals & Mining
Nucor Corp.	7,340	$ 1,195,980
Steel Dynamics, Inc.	4,522	602,421
		5,527,854
Multi-Utilities 0.6%
Ameren Corp.	8,164	647,160
CenterPoint Energy, Inc.	19,586	543,512
CMS Energy Corp.	9,143	592,466
Consolidated Edison, Inc.	10,588	1,032,542
Dominion Energy, Inc.	25,662	1,371,891
DTE Energy Co.	6,336	763,678
NiSource, Inc.	13,725	428,906
Public Service Enterprise Group, Inc.	15,249	1,216,413
Sempra	19,375	1,551,162
WEC Energy Group, Inc.	9,669	832,114
		8,979,844
Office REITs 0.0% ‡
BXP, Inc.	4,424	315,476
Oil, Gas & Consumable Fuels 3.4%
APA Corp.	11,023	343,807
Chevron Corp.	52,474	8,420,503
ConocoPhillips	35,806	3,981,627
Coterra Energy, Inc.	22,785	587,853
Devon Energy Corp.	19,349	909,983
Diamondback Energy, Inc.	5,460	1,104,613
EOG Resources, Inc.	17,595	2,231,046
EQT Corp.	18,170	627,047
Exxon Mobil Corp.	137,340	16,287,151
Hess Corp.	8,462	1,298,240
Kinder Morgan, Inc.	59,122	1,249,248
Marathon Oil Corp.	17,268	484,367
Marathon Petroleum Corp.	10,787	1,909,515
Occidental Petroleum Corp.	20,359	1,238,234
ONEOK, Inc.	17,869	1,489,024
Phillips 66	12,980	1,888,330
Targa Resources Corp.	6,788	918,281
Valero Energy Corp.	10,011	1,618,979
Williams Cos., Inc. (The)	37,313	1,602,220
		48,190,068
Passenger Airlines 0.1%
American Airlines Group, Inc. (a)(b)	20,087	213,726
Delta Air Lines, Inc.	19,757	849,946
Southwest Airlines Co.	18,322	493,595
United Airlines Holdings, Inc. (a)	10,067	457,243
		2,014,510

	Shares	Value
Common Stocks
Personal Care Products 0.1%
Estee Lauder Cos., Inc. (The), Class A	7,134	$ 710,618
Kenvue, Inc.	58,623	1,083,939
		1,794,557
Pharmaceuticals 3.6%
Bristol-Myers Squibb Co.	62,061	2,951,621
Catalent, Inc. (a)	5,541	328,803
Eli Lilly & Co.	24,442	19,657,967
Johnson & Johnson	73,682	11,630,704
Merck & Co., Inc.	77,544	8,772,553
Pfizer, Inc.	173,486	5,298,262
Viatris, Inc.	36,453	439,623
Zoetis, Inc.	13,970	2,515,159
		51,594,692
Professional Services 0.6%
Automatic Data Processing, Inc.	12,531	3,290,891
Broadridge Financial Solutions, Inc.	3,618	774,252
Dayforce, Inc. (a)(b)	4,834	286,560
Equifax, Inc.	3,784	1,057,136
Jacobs Solutions, Inc.	3,833	560,960
Leidos Holdings, Inc.	4,140	597,816
Paychex, Inc.	9,808	1,255,620
Paycom Software, Inc.	1,469	245,014
Verisk Analytics, Inc.	4,368	1,143,324
		9,211,573
Real Estate Management & Development 0.1%
CBRE Group, Inc., Class A (a)	9,234	1,040,764
CoStar Group, Inc. (a)	12,502	975,406
		2,016,170
Residential REITs 0.3%
AvalonBay Communities, Inc.	4,347	890,787
Camden Property Trust	3,263	361,377
Equity Residential	10,558	735,154
Essex Property Trust, Inc.	1,966	547,256
Invitation Homes, Inc.	17,628	621,740
Mid-America Apartment Communities, Inc.	3,577	499,957
UDR, Inc.	9,275	371,649
		4,027,920
Retail REITs 0.3%
Federal Realty Investment Trust	2,286	255,232
Kimco Realty Corp.	20,432	443,987
Realty Income Corp.	26,659	1,531,026
Regency Centers Corp.	5,035	339,057
Simon Property Group, Inc.	9,979	1,531,178
		4,100,480

	Shares	Value
Common Stocks
Semiconductors & Semiconductor Equipment 11.2%
Advanced Micro Devices, Inc. (a)	49,485	$ 7,149,593
Analog Devices, Inc.	15,183	3,513,042
Applied Materials, Inc.	25,438	5,397,944
Broadcom, Inc.	133,370	21,429,892
Enphase Energy, Inc. (a)	4,166	479,548
First Solar, Inc. (a)	3,277	707,799
Intel Corp.	130,331	4,006,375
KLA Corp.	4,122	3,392,695
Lam Research Corp.	4,003	3,687,724
Microchip Technology, Inc.	16,544	1,468,776
Micron Technology, Inc.	33,903	3,723,227
Monolithic Power Systems, Inc.	1,490	1,286,004
NVIDIA Corp.	753,094	88,127,060
NXP Semiconductors NV	7,828	2,060,016
ON Semiconductor Corp. (a)	13,172	1,030,709
Qorvo, Inc. (a)	2,956	354,129
QUALCOMM, Inc.	34,228	6,193,557
Skyworks Solutions, Inc.	4,912	558,101
Teradyne, Inc.	4,779	626,814
Texas Instruments, Inc.	27,875	5,681,204
		160,874,209
Software 10.2%
Adobe, Inc. (a)	13,716	7,566,431
ANSYS, Inc. (a)	2,673	838,333
Autodesk, Inc. (a)	6,549	1,621,009
Cadence Design Systems, Inc. (a)	8,332	2,230,143
Crowdstrike Holdings, Inc., Class A (a)	7,055	1,636,478
Fair Isaac Corp. (a)	757	1,211,200
Fortinet, Inc. (a)	19,412	1,126,672
Gen Digital, Inc.	16,869	438,425
Intuit, Inc.	8,572	5,549,084
Microsoft Corp.	227,545	95,193,451
Oracle Corp.	48,806	6,805,997
Palo Alto Networks, Inc. (a)	9,892	3,212,229
PTC, Inc. (a)	3,666	651,998
Roper Technologies, Inc.	3,277	1,785,146
Salesforce, Inc.	29,735	7,695,418
ServiceNow, Inc. (a)	6,276	5,111,112
Synopsys, Inc. (a)	4,670	2,607,354
Tyler Technologies, Inc. (a)	1,300	738,543
		146,019,023
Specialized REITs 1.0%
American Tower Corp.	14,297	3,151,059
Crown Castle, Inc.	13,303	1,464,394
Digital Realty Trust, Inc.	9,935	1,485,183
Equinix, Inc.	2,906	2,296,437

	Shares	Value
Common Stocks
Specialized REITs
Extra Space Storage, Inc.	6,482	$ 1,034,657
Iron Mountain, Inc.	8,974	920,373
Public Storage	4,842	1,432,845
SBA Communications Corp.	3,289	722,067
VICI Properties, Inc.	31,938	998,382
Weyerhaeuser Co.	22,309	708,534
		14,213,931
Specialty Retail 1.9%
AutoZone, Inc. (a)	530	1,660,856
Bath & Body Works, Inc.	6,848	251,664
Best Buy Co., Inc.	5,895	510,035
CarMax, Inc. (a)	4,819	406,916
Home Depot, Inc. (The)	30,341	11,170,343
Lowe's Cos., Inc.	17,518	4,300,844
O'Reilly Automotive, Inc. (a)	1,803	2,030,791
Ross Stores, Inc.	10,266	1,470,399
TJX Cos., Inc. (The)	34,672	3,918,630
Tractor Supply Co.	3,301	869,219
Ulta Beauty, Inc. (a)	1,468	535,659
		27,125,356
Technology Hardware, Storage & Peripherals 7.2%
Apple, Inc. (c)	441,295	98,002,794
Hewlett Packard Enterprise Co.	39,800	792,418
HP, Inc.	26,423	953,606
NetApp, Inc.	6,318	802,260
Seagate Technology Holdings plc	5,979	610,874
Super Micro Computer, Inc. (a)	1,542	1,081,944
Western Digital Corp. (a)	9,997	670,299
		102,914,195
Textiles, Apparel & Luxury Goods 0.3%
Deckers Outdoor Corp. (a)	786	725,187
Lululemon Athletica, Inc. (a)	3,508	907,379
NIKE, Inc., Class B	37,090	2,776,558
Ralph Lauren Corp.	1,194	209,655
Tapestry, Inc.	7,035	282,033
		4,900,812
Tobacco 0.6%
Altria Group, Inc.	52,586	2,577,240
Philip Morris International, Inc.	47,594	5,480,925
		8,058,165
Trading Companies & Distributors 0.3%
Fastenal Co.	17,529	1,240,177
United Rentals, Inc.	2,039	1,543,727

	Shares	Value
Common Stocks
Trading Companies & Distributors
WW Grainger, Inc.	1,339	$ 1,307,948
		4,091,852
Water Utilities 0.1%
American Water Works Co., Inc.	5,965	849,177
Wireless Telecommunication Services 0.2%
T-Mobile US, Inc.	15,786	2,877,472
Total Common Stocks (d) (Cost $250,018,688)		1,419,884,495

	Number of Rights

Rights 0.0% ‡
Health Care Equipment & Supplies 0.0% ‡
ABIOMED, Inc., CVR (a)(e)(f)	1,477	1,507
Total Rights (Cost $1,507)		1,507

	Shares

Short-Term Investments 1.1%
Affiliated Investment Company 0.0% ‡
NYLI U.S. Government Liquidity Fund, 5.243% (g)	43,109	43,109

	Principal Amount

U.S. Treasury Debt 1.1%
U.S. Treasury Bills
5.283%, due 9/17/24 (c)(h)	$ 16,000,000	15,889,874
Total Short-Term Investments (Cost $15,934,249)		15,932,983
Total Investments (Cost $265,954,444)	99.9%	1,435,818,985
Other Assets, Less Liabilities	0.1	1,005,166
Net Assets	100.0%	$ 1,436,824,151

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of July 31, 2024, the aggregate market value of securities on loan was $450,148. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $477,547.

(c)	Represents a security, or portion thereof, which was maintained at the broker as collateral for futures contracts.
(d)	The combined market value of common stocks and notional value of Standard & Poor’s 500 Index futures contracts represents 99.9% of the Fund’s net assets.
(e)	Illiquid security—As of July 31, 2024, the total market value deemed illiquid under procedures approved by the Board of Trustees was $1,507, which represented less than one-tenth of a percent of the Fund’s net assets.
(f)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(g)	Current yield as of July 31, 2024.
(h)	Interest rate shown represents yield to maturity.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 43	$ 5,611	$ (5,611)	$ —	$ —	$ 43	$ 2	$ —	43
Futures Contracts
As of July 31, 2024, the Fund held the following futures contracts:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[1]
Long Contracts
S&P 500 E-Mini Index	57	September 2024	$ 15,775,524	$ 15,840,300	$ 64,776

1.	Represents the difference between the value of the contracts at the time they were opened and the value as of July 31, 2024.

Abbreviation(s):
REIT—Real Estate Investment Trust

The following is a summary of the fair valuations according to the inputs used as of July 31, 2024, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 1,419,884,495	$ —	$ —	$ 1,419,884,495
Rights	—	—	1,507	1,507
Short-Term Investments
Affiliated Investment Company	43,109	—	—	43,109
U.S. Treasury Debt	—	15,889,874	—	15,889,874
Total Short-Term Investments	43,109	15,889,874	—	15,932,983
Total Investments in Securities	1,419,927,604	15,889,874	1,507	1,435,818,985
Other Financial Instruments
Futures Contracts (b)	64,776	—	—	64,776
Total Investments in Securities and Other Financial Instruments	$ 1,419,992,380	$ 15,889,874	$ 1,507	$ 1,435,883,761

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

NYLI WMC Small Companies Fund
Portfolio of Investments July 31, 2024†^(Unaudited)
	Shares	Value
Common Stocks 96.2%
Aerospace & Defense 1.4%
BWX Technologies, Inc.	45,814	$ 4,558,035
Automobile Components 2.1%
Dana, Inc.	165,273	2,100,620
Goodyear Tire & Rubber Co. (The) (a)	376,532	4,405,424
		6,506,044
Banks 9.4%
Banner Corp.	64,213	3,802,694
OFG Bancorp	81,540	3,703,547
Old National Bancorp	240,322	4,811,246
Prosperity Bancshares, Inc.	50,254	3,644,420
Stellar Bancorp, Inc.	124,825	3,420,205
United Community Banks, Inc.	110,990	3,435,140
Veritex Holdings, Inc.	135,717	3,402,425
WSFS Financial Corp.	61,497	3,473,966
		29,693,643
Biotechnology 9.1%
4D Molecular Therapeutics, Inc. (a)	7,023	124,518
ACADIA Pharmaceuticals, Inc. (a)	19,056	362,445
ADMA Biologics, Inc. (a)	35,725	438,703
Agios Pharmaceuticals, Inc. (a)	8,995	417,368
Akero Therapeutics, Inc. (a)	10,672	285,263
Alkermes plc (a)	27,716	757,201
Amicus Therapeutics, Inc. (a)	48,034	495,231
Apogee Therapeutics, Inc. (a)(b)	5,405	263,223
Arcellx, Inc. (a)	6,885	425,562
Arcutis Biotherapeutics, Inc. (a)(b)	16,097	162,097
Ardelyx, Inc. (a)	36,376	201,887
Arrowhead Pharmaceuticals, Inc. (a)	19,145	546,781
Avidity Biosciences, Inc. (a)	16,284	742,225
Beam Therapeutics, Inc. (a)	11,520	364,493
BioCryst Pharmaceuticals, Inc. (a)	31,848	231,853
Biohaven Ltd. (a)	11,895	467,830
Blueprint Medicines Corp. (a)	10,337	1,119,497
Bridgebio Pharma, Inc. (a)	22,893	594,073
Catalyst Pharmaceuticals, Inc. (a)	18,030	310,837
Celldex Therapeutics, Inc. (a)	10,169	387,541
Crinetics Pharmaceuticals, Inc. (a)	12,388	658,051
Cytokinetics, Inc. (a)	18,030	1,063,950
Denali Therapeutics, Inc. (a)	19,421	473,290
Dynavax Technologies Corp. (a)	21,709	242,924
Dyne Therapeutics, Inc. (a)	12,901	553,582
Geron Corp. (a)	96,591	457,841
Halozyme Therapeutics, Inc. (a)	20,594	1,138,024
Ideaya Biosciences, Inc. (a)	11,698	503,599
ImmunityBio, Inc. (a)(b)	23,090	118,913

	Shares	Value
Common Stocks
Biotechnology
Immunovant, Inc. (a)	9,666	$ 280,991
Insmed, Inc. (a)	24,727	1,798,889
Intellia Therapeutics, Inc. (a)	14,351	376,140
Iovance Biotherapeutics, Inc. (a)	37,776	329,784
Janux Therapeutics, Inc. (a)	4,557	185,014
Keros Therapeutics, Inc. (a)	4,468	224,115
Krystal Biotech, Inc. (a)	3,955	824,459
Kura Oncology, Inc. (a)	11,096	230,908
Kymera Therapeutics, Inc. (a)	6,648	307,138
Madrigal Pharmaceuticals, Inc. (a)(b)	2,841	808,719
MannKind Corp. (a)	42,895	247,075
Mirum Pharmaceuticals, Inc. (a)	6,105	247,558
Morphic Holding, Inc. (a)	6,628	375,542
Myriad Genetics, Inc. (a)	14,312	400,307
Novavax, Inc. (a)(b)	21,176	271,265
Nurix Therapeutics, Inc. (a)	9,449	206,744
Nuvalent, Inc., Class A (a)	4,961	396,582
Protagonist Therapeutics, Inc. (a)	9,410	352,310
PTC Therapeutics, Inc. (a)	12,013	406,640
Recursion Pharmaceuticals, Inc., Class A (a)(b)	30,961	253,880
REVOLUTION Medicines, Inc. (a)	24,629	1,124,068
Rhythm Pharmaceuticals, Inc. (a)	8,285	399,420
Rocket Pharmaceuticals, Inc. (a)	10,603	256,593
Soleno Therapeutics, Inc. (a)	3,373	162,680
SpringWorks Therapeutics, Inc. (a)	10,761	386,427
Spyre Therapeutics, Inc. (a)(b)	5,760	158,400
Syndax Pharmaceuticals, Inc. (a)	13,227	300,253
TG Therapeutics, Inc. (a)	21,768	430,136
Twist Bioscience Corp. (a)	9,133	509,713
Vaxcyte, Inc. (a)	17,833	1,406,845
Vera Therapeutics, Inc. (a)	6,342	232,054
Veracyte, Inc. (a)	12,023	288,552
Vericel Corp. (a)	7,358	371,726
Xencor, Inc. (a)	9,390	191,744
		28,651,473
Chemicals 3.3%
Minerals Technologies, Inc.	68,611	5,377,730
Sensient Technologies Corp.	64,282	5,017,210
		10,394,940
Commercial Services & Supplies 3.9%
Brady Corp., Class A	80,360	5,754,580
Interface, Inc.	384,490	6,643,987
		12,398,567
Communications Equipment 1.5%
Infinera Corp. (a)	783,217	4,652,309

	Shares	Value
Common Stocks
Consumer Finance 2.1%
Enova International, Inc. (a)	76,871	$ 6,647,035
Containers & Packaging 1.4%
Greif, Inc., Class A	67,877	4,526,038
Diversified Consumer Services 1.6%
Laureate Education, Inc.	331,209	5,133,739
Electric Utilities 1.5%
Portland General Electric Co.	98,615	4,672,379
Electronic Equipment, Instruments & Components 1.7%
TTM Technologies, Inc. (a)	276,934	5,366,981
Energy Equipment & Services 2.8%
Helix Energy Solutions Group, Inc. (a)	353,774	4,174,533
Tidewater, Inc. (a)	48,557	4,805,201
		8,979,734
Financial Services 7.0%
Federal Agricultural Mortgage Corp., Class C	22,251	4,588,601
NMI Holdings, Inc. (a)	124,732	4,908,204
Remitly Global, Inc. (a)	343,312	4,535,152
Repay Holdings Corp. (a)	428,502	4,122,189
Shift4 Payments, Inc., Class A (a)(b)	55,166	3,794,869
		21,949,015
Food Products 1.9%
Freshpet, Inc. (a)	50,516	6,147,797
Gas Utilities 1.5%
New Jersey Resources Corp.	102,869	4,809,126
Ground Transportation 2.8%
Marten Transport Ltd.	178,942	3,365,899
Ryder System, Inc.	38,520	5,398,963
		8,764,862
Health Care Equipment & Supplies 2.7%
Artivion, Inc. (a)	218,684	5,937,271
SI-BONE, Inc. (a)	165,551	2,516,375
		8,453,646
Health Care Providers & Services 3.1%
Hims & Hers Health, Inc. (a)	312,678	6,641,280

	Shares	Value
Common Stocks
Health Care Providers & Services
Progyny, Inc. (a)	111,354	$ 3,140,183
		9,781,463
Health Care REITs 1.7%
CareTrust REIT, Inc.	202,055	5,447,403
Hotels, Restaurants & Leisure 1.6%
Hilton Grand Vacations, Inc. (a)	116,613	5,038,848
Household Durables 2.1%
Skyline Champion Corp. (a)	82,396	6,716,098
Interactive Media & Services 1.3%
Taboola.com Ltd. (a)	1,189,713	4,128,304
Machinery 3.8%
Blue Bird Corp. (a)	130,148	6,783,314
Greenbrier Cos., Inc. (The)	100,678	5,135,585
		11,918,899
Media 2.2%
Magnite, Inc. (a)	475,467	6,913,290
Metals & Mining 1.4%
Ramaco Resources, Inc., Class A	322,561	4,386,830
Oil, Gas & Consumable Fuels 2.5%
Civitas Resources, Inc.	58,416	4,075,100
PBF Energy, Inc., Class A	94,421	3,847,656
		7,922,756
Pharmaceuticals 1.4%
Amneal Pharmaceuticals, Inc. (a)	25,477	186,746
Amphastar Pharmaceuticals, Inc. (a)	6,145	267,430
ANI Pharmaceuticals, Inc. (a)	2,969	195,123
Arvinas, Inc. (a)	9,567	263,188
Avadel Pharmaceuticals plc, ADR (a)	14,943	244,169
Axsome Therapeutics, Inc. (a)(b)	6,017	525,344
Collegium Pharmaceutical, Inc. (a)	5,366	206,967
Corcept Therapeutics, Inc. (a)	13,000	502,710
Edgewise Therapeutics, Inc. (a)	11,796	200,886
Harmony Biosciences Holdings, Inc. (a)	5,060	171,332
Ligand Pharmaceuticals, Inc. (a)	2,752	299,940
Longboard Pharmaceuticals, Inc. (a)	5,523	183,585
Ocular Therapeutix, Inc. (a)(b)	22,991	194,504
Pacira BioSciences, Inc. (a)	7,003	144,612

	Shares	Value
Common Stocks
Pharmaceuticals
Prestige Consumer Healthcare, Inc. (a)	7,989	$ 565,701
Supernus Pharmaceuticals, Inc. (a)	7,841	233,819
Tarsus Pharmaceuticals, Inc. (a)	5,622	136,558
		4,522,614
Professional Services 1.5%
Maximus, Inc.	52,091	4,838,733
Real Estate Management & Development 1.4%
Marcus & Millichap, Inc.	109,396	4,333,176
Residential REITs 1.4%
Independence Realty Trust, Inc.	236,446	4,409,718
Retail REITs 1.6%
Macerich Co. (The)	311,448	4,986,282
Semiconductors & Semiconductor Equipment 1.8%
Tower Semiconductor Ltd. (a)	136,524	5,570,179
Software 6.1%
Agilysys, Inc. (a)	50,465	5,656,622
SEMrush Holdings, Inc., Class A (a)	292,278	4,308,178
SolarWinds Corp.	314,482	3,751,770
Verint Systems, Inc. (a)	150,732	5,447,454
		19,164,024
Trading Companies & Distributors 3.6%
MRC Global, Inc. (a)	528,296	7,649,726
Xometry, Inc., Class A (a)(b)	246,038	3,599,536
		11,249,262
Total Common Stocks (Cost $256,437,210)		303,633,242
Exchange-Traded Fund 3.6%
iShares Russell 2000 ETF	51,396	11,505,509
Total Exchange-Traded Fund (Cost $10,784,153)		11,505,509
Short-Term Investments 0.4%
Affiliated Investment Company 0.3%
NYLI U.S. Government Liquidity Fund, 5.243% (c)	945,638	945,638

	Shares	Value
Short-Term Investments
Unaffiliated Investment Company 0.1%
Invesco Government & Agency Portfolio, 5.291% (c)(d)	250,912	$ 250,912
Total Short-Term Investments (Cost $1,196,550)		1,196,550
Total Investments (Cost $268,417,913)	100.2%	316,335,301
Other Assets, Less Liabilities	(0.2)	(564,364)
Net Assets	100.0%	$ 315,770,937

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of July 31, 2024, the aggregate market value of securities on loan was $7,704,010; the total market value of collateral held by the Fund was $7,904,912. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $7,654,000. The Fund received cash collateral with a value of $250,912.
(c)	Current yield as of July 31, 2024.
(d)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ —	$ 78,888	$ (77,942)	$ —	$ —	$ 946	$ 76	$ —	946
Abbreviation(s):
ADR—American Depositary Receipt
ETF—Exchange-Traded Fund
REIT—Real Estate Investment Trust

The following is a summary of the fair valuations according to the inputs used as of July 31, 2024, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 303,633,242	$ —	$ —	$ 303,633,242
Exchange-Traded Fund	11,505,509	—	—	11,505,509
Short-Term Investments
Affiliated Investment Company	945,638	—	—	945,638
Unaffiliated Investment Company	250,912	—	—	250,912
Total Short-Term Investments	1,196,550	—	—	1,196,550
Total Investments in Securities	$ 316,335,301	$ —	$ —	$ 316,335,301

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

NYLI Short Term Bond Fund
Portfolio of Investments July 31, 2024†^(Unaudited)
	Principal Amount	Value
Long-Term Bonds 96.5%
Asset-Backed Securities 12.9%
Other Asset-Backed Securities 12.9%
AGL CLO 29 Ltd.
Series 2024-29A, Class B
7.332% (3 Month SOFR + 2.05%), due 4/21/37 (a)(b)	$ 750,000	$ 756,572
ALLO Issuer LLC
Series 2023-1A, Class A2
6.20%, due 6/20/53 (a)	800,000	818,397
Ballyrock CLO 23 Ltd.
Series 2023-23A, Class A1
7.265% (3 Month SOFR + 1.98%), due 4/25/36 (a)(b)	500,000	503,448
Barings CLO Ltd.
Series 2024-1A, Class B
7.369% (3 Month SOFR + 2.10%), due 1/20/37 (a)(b)	450,000	453,403
Barings Loan Partners CLO Ltd. 3
Series LP-3A, Class BR
7.382% (3 Month SOFR + 2.10%), due 7/20/33 (a)(b)	750,000	754,247
Benefit Street Partners CLO XXX Ltd.
Series 2023-30A, Class A
7.385% (3 Month SOFR + 2.10%), due 4/25/36 (a)(b)	400,000	402,409
College Ave Student Loans LLC
Series 2024-B, Class A1A
5.69%, due 8/25/54 (a)	750,000	766,979
CyrusOne Data Centers Issuer I LLC
Series 2023-2A, Class A2
5.56%, due 11/20/48 (a)	675,000	672,429
Empower CLO Ltd.
Series 2023-2A, Class A1
7.501% (3 Month SOFR + 2.20%), due 7/15/36 (a)(b)	1,000,000	1,010,208
Invesco US CLO Ltd.
Series 2023-2A, Class A
7.082% (3 Month SOFR + 1.80%), due 4/21/36 (a)(b)	1,000,000	1,005,771
Juniper Valley Park CLO Ltd.
Series 2023-1A, Class BR
6.832% (3 Month SOFR + 1.55%), due 7/20/36 (a)(b)	750,000	750,128
MetroNet Infrastructure Issuer LLC
Series 2022-1A, Class A2
6.35%, due 10/20/52 (a)	800,000	816,784
Oak Street Investment Grade Net Lease Fund
Series 2021-1A, Class A1
1.48%, due 1/20/51 (a)	678,664	632,946
Oaktree CLO Ltd.
Series 2022-2A, Class BR
7.451% (3 Month SOFR + 2.15%), due 7/15/33 (a)(b)	1,000,000	1,003,009
Octagon 67 Ltd.
Series 2023-1A, Class A1
7.085% (3 Month SOFR + 1.80%), due 4/25/36 (a)(b)	1,000,000	1,003,381

	Principal Amount	Value
Asset-Backed Securities
Other Asset-Backed Securities
SMB Private Education Loan Trust
Series 2021-A, Class B
2.31%, due 1/15/53 (a)	$ 680,452	$ 644,867
Sunnova Helios XIII Issuer LLC
Series 2024-A, Class A
5.30%, due 2/20/51 (a)	710,107	682,636
Sunnova Helios XIV Issuer LLC
Series 2024-B, Class A
6.15%, due 5/22/51 (a)	546,081	542,656
SVC ABS LLC
Series 2023-1A, Class A
5.15%, due 2/20/53 (a)	779,440	760,238
Texas Debt Capital CLO Ltd.
Series 2023-2A, Class A
7.232% (3 Month SOFR + 1.95%), due 7/21/35 (a)(b)	750,000	751,562
Trafigura Securitisation Finance plc
Series 2024-1A, Class A2
5.98%, due 11/15/27 (a)	1,000,000	1,012,169
Ziply Fiber Issuer LLC
Series 2024-1A, Class A2
6.64%, due 4/20/54 (a)	600,000	618,550
Total Asset-Backed Securities (Cost $16,032,058)		16,362,789
Corporate Bonds 36.4%
Aerospace & Defense 0.5%
BAE Systems plc
5.125%, due 3/26/29 (a)	590,000	597,719
Auto Manufacturers 2.1%
Ford Motor Credit Co. LLC
4.542%, due 8/1/26	505,000	496,949
5.125%, due 6/16/25	510,000	507,531
6.80%, due 5/12/28	200,000	208,597
General Motors Financial Co., Inc.
6.05%, due 10/10/25	735,000	742,201
Hyundai Capital America
5.65%, due 6/26/26 (a)	420,000	424,535
Nissan Motor Acceptance Co. LLC (a)
2.45%, due 9/15/28	200,000	175,953
6.95%, due 9/15/26	60,000	61,828
		2,617,594
Banks 18.0%
ABN AMRO Bank NV
6.339% (1 Year Treasury Constant Maturity Rate + 1.65%), due 9/18/27 (a)(b)	255,000	260,947

	Principal Amount	Value
Corporate Bonds
Banks
Bank of America Corp. (c)
5.08%, due 1/20/27	$ 1,140,000	$ 1,140,693
5.202%, due 4/25/29	380,000	384,641
Bank of New York Mellon Corp. (The) (c)
4.543%, due 2/1/29	170,000	169,120
4.947%, due 4/26/27	325,000	325,653
Barclays plc
5.829%, due 5/9/27 (c)	210,000	212,354
7.385% (1 Year Treasury Constant Maturity Rate + 3.30%), due 11/2/28 (b)	990,000	1,055,521
Citigroup, Inc.
5.61%, due 9/29/26 (c)	1,040,000	1,044,429
Citizens Bank NA
6.064%, due 10/24/25 (c)	790,000	788,184
Deutsche Bank AG
6.119%, due 7/14/26 (c)	2,090,000	2,100,435
Fifth Third Bank NA
5.852%, due 10/27/25 (c)	1,040,000	1,040,374
Goldman Sachs Group, Inc. (The)
5.70%, due 11/1/24	280,000	280,078
6.484%, due 10/24/29 (c)	785,000	830,679
HSBC Holdings plc
7.336%, due 11/3/26 (c)	840,000	861,877
Huntington National Bank (The)
5.699%, due 11/18/25 (c)	295,000	294,923
JPMorgan Chase & Co. (c)
2.005%, due 3/13/26	310,000	303,665
5.04%, due 1/23/28	90,000	90,408
5.546%, due 12/15/25	390,000	390,165
5.571%, due 4/22/28	340,000	346,373
5.581%, due 4/22/30	680,000	701,212
KeyBank NA
3.30%, due 6/1/25	526,000	516,085
4.15%, due 8/8/25	540,000	533,008
Manufacturers & Traders Trust Co.
2.90%, due 2/6/25	610,000	601,456
Morgan Stanley (c)
4.679%, due 7/17/26	450,000	447,276
5.173%, due 1/16/30	595,000	602,030
5.656%, due 4/18/30	360,000	371,349
6.138%, due 10/16/26	380,000	384,274
Morgan Stanley Bank NA
4.754%, due 4/21/26	620,000	619,567
PNC Financial Services Group, Inc. (The) (c)
4.758%, due 1/26/27	125,000	124,292
5.812%, due 6/12/26	230,000	230,957
6.615%, due 10/20/27	295,000	305,517
Royal Bank of Canada
5.66%, due 10/25/24	320,000	320,047

	Principal Amount	Value
Corporate Bonds
Banks
Societe Generale SA
6.446% (1 Year Treasury Constant Maturity Rate + 2.55%), due 1/10/29 (a)(b)	$ 375,000	$ 386,223
State Street Corp.
4.857%, due 1/26/26 (c)	135,000	134,727
Toronto-Dominion Bank (The)
4.285%, due 9/13/24	350,000	349,419
Truist Bank
2.636% (5 Year Treasury Constant Maturity Rate + 1.15%), due 9/17/29 (b)	285,000	281,183
U.S. Bancorp (c)
4.653%, due 2/1/29	390,000	386,969
6.787%, due 10/26/27	440,000	456,902
UBS AG
7.95%, due 1/9/25	1,010,000	1,020,516
UBS Group AG
6.327% (1 Year Treasury Constant Maturity Rate + 1.60%), due 12/22/27 (a)(b)	625,000	642,230
Wells Fargo & Co. (c)
4.54%, due 8/15/26	780,000	773,966
5.198%, due 1/23/30	745,000	754,043
		22,863,767
Biotechnology 0.5%
Amgen, Inc.
5.15%, due 3/2/28	665,000	674,078
Chemicals 0.4%
Celanese US Holdings LLC
6.05%, due 3/15/25	196,000	196,124
6.55%, due 11/15/30	260,000	276,750
		472,874
Diversified Financial Services 3.4%
AerCap Ireland Capital DAC
1.65%, due 10/29/24	162,000	160,385
6.45%, due 4/15/27	587,000	607,643
Air Lease Corp.
0.80%, due 8/18/24	750,000	748,198
American Express Co.
6.489%, due 10/30/31 (c)	440,000	478,636
Ares Management Corp.
6.375%, due 11/10/28	485,000	512,917
Blackstone Holdings Finance Co. LLC
5.90%, due 11/3/27 (a)	355,000	366,294
Capital One Financial Corp.
4.985%, due 7/24/26 (c)	260,000	258,800
Charles Schwab Corp. (The)
6.196%, due 11/17/29 (c)	390,000	408,830

	Principal Amount	Value
Corporate Bonds
Diversified Financial Services
Intercontinental Exchange, Inc.
3.65%, due 5/23/25	$ 775,000	$ 765,080
		4,306,783
Electric 2.3%
Duke Energy Corp.
2.45%, due 6/1/30	235,000	207,214
Enel Finance America LLC
7.10%, due 10/14/27 (a)	200,000	212,611
Florida Power & Light Co.
5.05%, due 4/1/28	595,000	605,467
National Rural Utilities Cooperative Finance Corp.
5.05%, due 9/15/28	280,000	284,497
Pacific Gas and Electric Co.
5.45%, due 6/15/27	225,000	227,614
6.10%, due 1/15/29	395,000	410,695
Southern California Edison Co.
5.30%, due 3/1/28	355,000	361,501
5.85%, due 11/1/27	305,000	314,781
Southern Co. (The)
5.15%, due 10/6/25	280,000	280,245
		2,904,625
Entertainment 0.2%
Warnermedia Holdings, Inc.
3.755%, due 3/15/27	305,000	290,529
Food 0.2%
Tyson Foods, Inc.
5.40%, due 3/15/29	300,000	305,419
Healthcare-Products 0.6%
Baxter International, Inc.
2.272%, due 12/1/28	125,000	112,506
Solventum Corp.
5.45%, due 2/25/27 (a)	670,000	676,310
		788,816
Healthcare-Services 0.4%
HCA, Inc.
5.625%, due 9/1/28	445,000	455,567
Home Furnishings 0.4%
Leggett & Platt, Inc.
4.40%, due 3/15/29	555,000	521,558

	Principal Amount	Value
Corporate Bonds
Insurance 0.5%
Corebridge Global Funding
5.20%, due 1/12/29 (a)	$ 625,000	$ 633,649
Internet 0.3%
Meta Platforms, Inc.
3.50%, due 8/15/27	450,000	438,338
Investment Companies 0.8%
Antares Holdings LP (a)
3.95%, due 7/15/26	250,000	239,331
7.95%, due 8/11/28	250,000	261,635
Blackstone Private Credit Fund
7.05%, due 9/29/25	205,000	207,976
Blue Owl Credit Income Corp.
5.50%, due 3/21/25	320,000	319,136
		1,028,078
Media 0.0% ‡
Charter Communications Operating LLC
4.908%, due 7/23/25	52,000	51,653
Pharmaceuticals 1.3%
AbbVie, Inc.
4.80%, due 3/15/27	660,000	664,382
Cigna Group (The)
5.00%, due 5/15/29	290,000	293,551
CVS Health Corp.
4.30%, due 3/25/28	85,000	83,333
5.40%, due 6/1/29	615,000	627,427
		1,668,693
Pipelines 1.1%
Cheniere Energy Partners LP
4.00%, due 3/1/31	265,000	245,269
Energy Transfer LP
5.55%, due 2/15/28	290,000	295,381
ONEOK, Inc.
5.55%, due 11/1/26	265,000	268,704
5.85%, due 1/15/26	275,000	277,818
Plains All American Pipeline LP
4.50%, due 12/15/26	295,000	291,769
		1,378,941
Semiconductors 0.9%
Broadcom Corp.
3.875%, due 1/15/27	500,000	490,150

	Principal Amount	Value
Corporate Bonds
Semiconductors
Intel Corp.
4.875%, due 2/10/28	$ 320,000	$ 323,027
Micron Technology, Inc.
4.975%, due 2/6/26	265,000	264,623
		1,077,800
Software 0.9%
Oracle Corp.
1.65%, due 3/25/26	1,140,000	1,081,589
Telecommunications 1.3%
AT&T, Inc.
1.70%, due 3/25/26	780,000	740,773
Rogers Communications, Inc.
5.00%, due 2/15/29	485,000	486,595
T-Mobile USA, Inc.
2.625%, due 4/15/26	500,000	480,654
		1,708,022
Trucking & Leasing 0.3%
Penske Truck Leasing Co. LP (a)
5.75%, due 5/24/26	250,000	252,501
6.05%, due 8/1/28	135,000	140,497
		392,998
Total Corporate Bonds (Cost $45,559,563)		46,259,090
Foreign Government Bond 0.4%
France 0.4%
Electricite de France SA
5.65%, due 4/22/29 (a)	425,000	438,297
Total Foreign Government Bond (Cost $424,426)		438,297
Mortgage-Backed Securities 8.9%
Agency (Collateralized Mortgage Obligations) 1.2%
FHLMC
REMIC, Series 5144, Class QI
2.50%, due 4/25/51 (d)	7,117,065	826,678
FNMA
REMIC, Series 2021-61, Class MI
2.50%, due 4/25/51 (d)	5,708,268	651,279
		1,477,957

	Principal Amount	Value
Mortgage-Backed Securities
Commercial Mortgage Loans (Collateralized Mortgage Obligations) 3.7%
BX
Series 2024-BRVE, Class A
7.17% (1 Month SOFR + 1.841%), due 4/15/26 (a)(b)	$ 750,000	$ 747,422
CENT Trust
Series 2023-CITY, Class A
7.949% (1 Month SOFR + 2.62%), due 9/15/38 (a)(b)	750,000	752,344
FNMA, ACES
REMIC, Series 2019-M12, Class X3
0.603%, due 6/25/29 (d)(e)	13,000,000	337,220
GNMA (d)(e)
Series 2023-179
0.611%, due 9/16/63	14,774,081	618,660
Series 2024-32
0.706%, due 6/16/63	12,381,707	620,817
Series 2021-106
0.86%, due 4/16/63	7,985,352	532,128
LBA Trust
Series 2024-BOLT, Class A
6.92% (1 Month SOFR + 1.591%), due 6/15/26 (a)(b)	500,000	496,250
OPEN Trust
Series 2023-AIR, Class A
8.418% (1 Month SOFR + 3.089%), due 10/15/28 (a)(b)	655,073	660,396
		4,765,237
Whole Loan (Collateralized Mortgage Obligations) 4.0%
A&D Mortgage Trust (a)(f)
Series 2024-NQM1, Class A1
6.195%, due 2/25/69	552,623	555,587
Series 2023-NQM5, Class A1
7.049%, due 11/25/68	710,488	723,720
Series 2023-NQM4, Class A1
7.472%, due 9/25/68	685,932	701,789
COLT Mortgage Loan Trust (a)(f)
Series 2023-4, Class A1
7.163%, due 10/25/68	663,695	677,384
Series 2023-3, Class A1
7.18%, due 9/25/68	488,624	497,067
GCAT Trust
Series 2023-NQM3, Class A1
6.889%, due 8/25/68 (a)(f)	652,917	665,746
HOMES Trust
Series 2023-NQM2, Class A1
6.456%, due 2/25/68 (a)(f)	846,070	853,602

	Principal Amount	Value
Mortgage-Backed Securities
Whole Loan (Collateralized Mortgage Obligations)
PRKCM Trust
Series 2024-HOME1, Class A1
6.431%, due 5/25/59 (a)(f)	$ 429,505	$ 434,807
		5,109,702
Total Mortgage-Backed Securities (Cost $11,232,018)		11,352,896
U.S. Government & Federal Agencies 37.9%
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 1.4%
UMBS Pool, 30 Year
5.50%, due 10/1/52	471,350	473,765
5.50%, due 8/1/53	725,562	734,202
6.00%, due 7/1/53	560,108	580,581
		1,788,548
Federal National Mortgage Association (Mortgage Pass-Through Securities) 0.9%
UMBS, 30 Year
6.00%, due 11/1/52	670,571	683,306
6.00%, due 9/1/53	506,897	522,379
		1,205,685
United States Treasury Notes 35.6%
U.S. Treasury Notes
2.875%, due 5/31/25	810,000	796,988
3.25%, due 8/31/24	1,250,000	1,247,461
4.00%, due 7/31/29	1,000,000	1,003,438
4.125%, due 7/31/31	200,000	201,969
4.25%, due 9/30/24	3,400,000	3,392,961
4.375%, due 10/31/24	850,000	847,928
4.375%, due 7/31/26	31,325,000	31,393,523
4.375%, due 7/15/27	4,075,000	4,109,701
4.375%, due 5/15/34	2,165,000	2,220,478
		45,214,447
Total U.S. Government & Federal Agencies (Cost $48,007,340)		48,208,680
Total Long-Term Bonds (Cost $121,255,405)		122,621,752

	Shares	Value

Exchange-Traded Fund 2.1%
iShares 1-5 Year Investment Grade Corporate Bond ETF	50,301	$ 2,609,113
Total Exchange-Traded Fund (Cost $2,524,218)		2,609,113
Total Investments (Cost $123,779,623)	98.6%	125,230,865
Other Assets, Less Liabilities	1.4	1,841,005
Net Assets	100.0%	$ 127,071,870

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Floating rate—Rate shown was the rate in effect as of July 31, 2024.
(c)	Fixed to floating rate—Rate shown was the rate in effect as of July 31, 2024.
(d)	Collateralized Mortgage Obligation Interest Only Strip—Pays a fixed or variable rate of interest based on mortgage loans or mortgage pass-through securities. The principal amount of the underlying pool represents the notional amount on which the current interest was calculated. The value of these stripped securities may be particularly sensitive to changes in prevailing interest rates and are typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities.
(e)	Collateral strip rate—A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of July 31, 2024.
(f)	Step coupon—Rate shown was the rate in effect as of July 31, 2024.
Futures Contracts
As of July 31, 2024, the Fund held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Long Contracts
U.S. Treasury 2 Year Notes	157	September 2024	$ 31,980,468	$ 32,242,649	$ 262,181
Short Contracts
U.S. Treasury 5 Year Notes	(101)	September 2024	(10,692,418)	(10,896,953)	(204,535)
U.S. Treasury 10 Year Notes	(18)	September 2024	(1,962,108)	(2,012,625)	(50,517)
U.S. Treasury 10 Year Ultra Bonds	(28)	September 2024	(3,147,325)	(3,236,188)	(88,863)
U.S. Treasury Long Bonds	(3)	September 2024	(350,666)	(362,344)	(11,678)
Total Short Contracts					(355,593)
Net Unrealized Depreciation					$ (93,412)

1.	As of July 31, 2024, cash in the amount of $259,678 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of July 31, 2024.
Abbreviation(s):
ACES—Alternative Credit Enhancement Securities
CLO—Collateralized Loan Obligation
ETF—Exchange-Traded Fund

FHLMC—Federal Home Loan Mortgage Corp.
FNMA—Federal National Mortgage Association
GNMA—Government National Mortgage Association
REMIC—Real Estate Mortgage Investment Conduit
SOFR—Secured Overnight Financing Rate
SVC—El Salvador Colon
UMBS—Uniform Mortgage Backed Securities
The following is a summary of the fair valuations according to the inputs used as of July 31, 2024, for valuing the Fund’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$ —	$ 16,362,789	$ —	$ 16,362,789
Corporate Bonds	—	46,259,090	—	46,259,090
Foreign Government Bond	—	438,297	—	438,297
Mortgage-Backed Securities	—	11,352,896	—	11,352,896
U.S. Government & Federal Agencies	—	48,208,680	—	48,208,680
Total Long-Term Bonds	—	122,621,752	—	122,621,752
Exchange-Traded Fund	2,609,113	—	—	2,609,113
Total Investments in Securities	2,609,113	122,621,752	—	125,230,865
Other Financial Instruments
Futures Contracts (b)	262,181	—	—	262,181
Total Investments in Securities and Other Financial Instruments	$ 2,871,294	$ 122,621,752	$ —	$ 125,493,046
Liability Valuation Inputs
Other Financial Instruments
Futures Contracts (b)	$ (355,593)	$ —	$ —	$ (355,593)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

NYLI PineStone Global Equity Fund
Portfolio of Investments July 31, 2024†^(Unaudited)
	Shares	Value
Common Stocks 98.7%
Denmark 3.3%
Novo Nordisk A/S, Class B (Pharmaceuticals)	6,368	$ 842,245
France 3.7%
LVMH Moet Hennessy Louis Vuitton SE (Textiles, Apparel & Luxury Goods)	1,369	967,485
India 1.6%
HDFC Bank Ltd., ADR (Banks)	6,985	419,170
Japan 2.5%
Keyence Corp. (Electronic Equipment, Instruments & Components)	1,467	645,243
Netherlands 1.3%
ASML Holding NV (Semiconductors & Semiconductor Equipment)	366	336,886
Switzerland 4.7%
Cie Financiere Richemont SA (Registered) (Textiles, Apparel & Luxury Goods)	4,734	722,707
Geberit AG (Registered) (Building Products)	786	501,822
		1,224,529
Taiwan 7.1%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR (Semiconductors & Semiconductor Equipment)	10,991	1,822,308
United Kingdom 7.2%
Diageo plc (Beverages)	16,179	503,125
InterContinental Hotels Group plc (Hotels, Restaurants & Leisure)	7,371	742,902
Intertek Group plc (Professional Services)	4,456	289,285
Spirax Group plc (Machinery)	2,680	312,142
		1,847,454
United States 67.3%
Alphabet, Inc., Class A (Interactive Media & Services)	10,186	1,747,306
AutoZone, Inc. (Specialty Retail) (a)	425	1,331,818
Becton Dickinson & Co. (Health Care Equipment & Supplies)	2,046	493,209
Carrier Global Corp. (Building Products)	9,568	651,676
CME Group, Inc. (Capital Markets)	3,769	730,093
Graco, Inc. (Machinery)	6,432	547,042
Johnson & Johnson (Pharmaceuticals)	3,754	592,569
Mastercard, Inc., Class A (Financial Services)	2,755	1,277,521
Mettler-Toledo International, Inc. (Life Sciences Tools & Services) (a)	322	489,772
Microsoft Corp. (Software)	4,481	1,874,626
Moody's Corp. (Capital Markets)	2,840	1,296,403
MSCI, Inc. (Capital Markets)	1,274	688,928
Nestle SA (Registered) (Food Products)	7,366	748,055
Oracle Corp. (Software)	5,977	833,493
Otis Worldwide Corp. (Machinery)	6,962	657,909
PepsiCo, Inc. (Beverages)	3,777	652,175

	Shares	Value
Common Stocks
United States
Sherwin-Williams Co. (The) (Chemicals)	2,330	$ 817,364
TJX Cos., Inc. (The) (Specialty Retail)	7,988	902,804
UnitedHealth Group, Inc. (Health Care Providers & Services)	1,838	1,058,982
		17,391,745
Total Common Stocks (Cost $15,125,554)		25,497,065
Short-Term Investment 0.4%
Affiliated Investment Company 0.4%
United States 0.4%
NYLI U.S. Government Liquidity Fund, 5.243% (b)	94,050	94,050
Total Short-Term Investment (Cost $94,050)		94,050
Total Investments (Cost $15,219,604)	99.1%	25,591,115
Other Assets, Less Liabilities	0.9	237,895
Net Assets	100.0%	$ 25,829,010

†	Percentages indicated are based on Fund net assets.
^	Industry and country classifications may be different than those used for compliance monitoring purposes.
(a)	Non-income producing security.
(b)	Current yield as of July 31, 2024.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 90	$ 8,848	$ (8,844)	$ —	$ —	$ 94	$ 8	$ —	94
Abbreviation(s):
ADR—American Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of July 31, 2024, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 25,497,065	$ —	$ —	$ 25,497,065
Short-Term Investment
Affiliated Investment Company	94,050	—	—	94,050
Total Investments in Securities	$ 25,591,115	$ —	$ —	$ 25,591,115

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

NYLI PineStone International Equity Fund
Portfolio of Investments July 31, 2024†^(Unaudited)
	Shares	Value
Common Stocks 98.3%
Australia 1.6%
Commonwealth Bank of Australia (Banks)	109,364	$ 9,833,091
Canada 2.7%
Canadian National Railway Co. (Ground Transportation)	136,409	15,789,342
Denmark 7.1%
Novo Nordisk A/S, Class B (Pharmaceuticals)	315,580	41,739,270
France 16.0%
Air Liquide SA (Chemicals)	134,982	24,656,103
EssilorLuxottica SA (Health Care Equipment & Supplies)	109,146	25,006,694
L'Oreal SA (Personal Care Products)	32,830	14,235,201
L'Oreal SA (Registered) (Personal Care Products)	9,600	4,162,593
LVMH Moet Hennessy Louis Vuitton SE (Textiles, Apparel & Luxury Goods)	37,202	26,290,998
		94,351,589
Germany 5.0%
Rational AG (Machinery)	10,840	9,496,722
SAP SE (Software)	96,310	20,327,227
		29,823,949
India 1.6%
HDFC Bank Ltd., ADR (Banks)	154,218	9,254,622
Japan 6.8%
Keyence Corp. (Electronic Equipment, Instruments & Components)	47,920	21,077,059
Shimano, Inc. (Leisure Products)	61,721	11,012,999
Unicharm Corp. (Household Products)	236,511	7,922,380
		40,012,438
Netherlands 4.3%
ASML Holding NV (Semiconductors & Semiconductor Equipment)	27,885	25,666,849
Spain 2.2%
Amadeus IT Group SA (Hotels, Restaurants & Leisure)	200,192	13,159,794
Switzerland 8.4%
Cie Financiere Richemont SA (Registered) (Textiles, Apparel & Luxury Goods)	152,615	23,298,673
Geberit AG (Registered) (Building Products)	16,783	10,715,116
Schindler Holding AG (Machinery)	58,432	15,643,999
		49,657,788
Taiwan 7.9%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR (Semiconductors & Semiconductor Equipment)	280,434	46,495,957

	Shares	Value
Common Stocks
United Kingdom 22.8%
Ashtead Group plc (Trading Companies & Distributors)	156,539	$ 11,273,393
Bunzl plc (Trading Companies & Distributors)	268,628	11,251,005
Diageo plc (Beverages)	433,511	13,481,089
Howden Joinery Group plc (Trading Companies & Distributors)	1,198,713	14,493,157
InterContinental Hotels Group plc (Hotels, Restaurants & Leisure)	212,982	21,465,842
Intertek Group plc (Professional Services)	183,010	11,881,059
London Stock Exchange Group plc (Capital Markets)	236,680	28,813,798
Spirax Group plc (Machinery)	91,041	10,603,621
Unilever plc (Personal Care Products)	184,592	11,315,239
		134,578,203
United States 11.9%
Alcon, Inc. (Health Care Equipment & Supplies)	173,434	16,474,995
Aon plc, Class A (Insurance)	29,687	9,752,476
Nestle SA (Registered) (Food Products)	246,516	25,034,960
S&P Global, Inc. (Capital Markets)	38,983	18,896,230
		70,158,661
Total Common Stocks (Cost $460,196,719)		580,521,553
Short-Term Investment 0.7%
Affiliated Investment Company 0.7%
United States 0.7%
NYLI U.S. Government Liquidity Fund, 5.243% (a)	4,206,861	4,206,861
Total Short-Term Investment (Cost $4,206,861)		4,206,861
Total Investments (Cost $464,403,580)	99.0%	584,728,414
Other Assets, Less Liabilities	1.0	5,906,583
Net Assets	100.0%	$ 590,634,997

†	Percentages indicated are based on Fund net assets.
^	Industry and country classifications may be different than those used for compliance monitoring purposes.
(a)	Current yield as of July 31, 2024.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 1,961	$ 130,860	$ (128,614)	$ —	$ —	$ 4,207	$ 147	$ —	4,207

Abbreviation(s):
ADR—American Depositary Receipt
The following is a summary of the fair valuations according to the inputs used as of July 31, 2024, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 580,521,553	$ —	$ —	$ 580,521,553
Short-Term Investment
Affiliated Investment Company	4,206,861	—	—	4,206,861
Total Investments in Securities	$ 584,728,414	$ —	$ —	$ 584,728,414

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

NYLI PineStone U.S. Equity Fund
Portfolio of Investments July 31, 2024†^(Unaudited)
	Shares	Value
Common Stocks 99.3%
Beverages 3.5%
PepsiCo, Inc.	113,809	$ 19,651,400
Building Products 2.9%
Carrier Global Corp.	239,534	16,314,661
Capital Markets 14.3%
CME Group, Inc.	86,070	16,672,619
FactSet Research Systems, Inc.	28,097	11,606,590
Moody's Corp.	82,667	37,735,832
MSCI, Inc.	26,234	14,186,298
		80,201,339
Chemicals 7.7%
Linde plc	45,988	20,855,558
Sherwin-Williams Co. (The)	62,842	22,044,974
		42,900,532
Financial Services 5.4%
Mastercard, Inc., Class A	64,906	30,097,561
Health Care Equipment & Supplies 2.2%
Becton Dickinson & Co.	50,796	12,244,884
Health Care Providers & Services 5.6%
UnitedHealth Group, Inc.	54,733	31,534,965
Hotels, Restaurants & Leisure 1.9%
Hilton Worldwide Holdings, Inc.	50,500	10,840,835
Household Products 1.8%
Colgate-Palmolive Co.	100,253	9,944,095
Interactive Media & Services 8.3%
Alphabet, Inc., Class A	270,119	46,336,213
Life Sciences Tools & Services 2.8%
Mettler-Toledo International, Inc. (a)	10,130	15,408,034
Machinery 6.0%
Graco, Inc.	158,302	13,463,585
Middleby Corp. (The) (a)	37,123	5,033,137
Otis Worldwide Corp.	160,058	15,125,481
		33,622,203

	Shares	Value
Common Stocks
Pharmaceuticals 3.1%
Johnson & Johnson	108,877	$ 17,186,235
Semiconductors & Semiconductor Equipment 3.0%
Analog Devices, Inc.	71,628	16,573,287
Software 15.2%
Adobe, Inc. (a)	28,114	15,509,088
Microsoft Corp.	117,177	49,020,998
Oracle Corp.	148,343	20,686,431
		85,216,517
Specialty Retail 14.3%
AutoZone, Inc. (a)	12,001	37,607,414
Lowe's Cos., Inc.	84,667	20,786,595
TJX Cos., Inc. (The)	192,211	21,723,687
		80,117,696
Textiles, Apparel & Luxury Goods 1.3%
NIKE, Inc., Class B	100,836	7,548,583
Total Common Stocks (Cost $466,318,545)		555,739,040
Short-Term Investment 0.4%
Affiliated Investment Company 0.4%
NYLI U.S. Government Liquidity Fund, 5.243% (b)	2,098,631	2,098,631
Total Short-Term Investment (Cost $2,098,631)		2,098,631
Total Investments (Cost $468,417,176)	99.7%	557,837,671
Other Assets, Less Liabilities	0.3	1,795,390
Net Assets	100.0%	$ 559,633,061

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	Non-income producing security.
(b)	Current yield as of July 31, 2024.

Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 881	$ 203,910	$ (202,692)	$ —	$ —	$ 2,099	$ 160	$ —	2,099
The following is a summary of the fair valuations according to the inputs used as of July 31, 2024, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 555,739,040	$ —	$ —	$ 555,739,040
Short-Term Investment
Affiliated Investment Company	2,098,631	—	—	2,098,631
Total Investments in Securities	$ 557,837,671	$ —	$ —	$ 557,837,671

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

440

New York Life Investments Funds Trust
Notes to Portfolios of Investments July 31, 2024 (Unaudited)
Securities Valuation.
Investments are usually valued as of the close of regular trading on the New York Stock Exchange (the "Exchange") (usually 4:00 p.m. Eastern time) on each day the Funds are open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the New York Life Investments Funds Trust (the "Board") has designated New York Life Investment Management LLC ("New York Life Investments" or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Fund’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Fund’s and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value the Fund's portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that each Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of each Fund. Unobservable inputs reflect each Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including each Fund's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of each Fund’s assets and liabilities as of July 31, 2024, is included at the end of each Fund's respective Portfolio of Investments.

The Funds may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Benchmark yields	• Reported trades
• Broker/dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Monthly payment information
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Discounts may also be applied due to the nature and/or duration of any restrictions on the disposition of the asset or liability. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price a Fund may reasonably expect to receive upon the security's sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that a Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the period ended July 31, 2024, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Certain securities held by certain Funds may principally trade in foreign markets. Events may occur between the time the foreign markets close and the time at which each of the Fund's net asset values ("NAVs") are calculated. These events may include, but are not limited to, situations relating to a single issuer in a market sector, significant fluctuations in U.S. or foreign markets, natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. Should the Valuation Designee conclude that such events may have affected the accuracy of the last price of such securities reported on the local foreign market, the Valuation Designee may, pursuant to the Valuation Procedures, adjust the value of the local price to reflect the estimated impact on the price of such securities as a result of such events. In this instance, securities are generally categorized as Level 3 in the hierarchy. Additionally, certain foreign equity securities are also fair valued whenever the movement of a particular index exceeds certain thresholds. In such cases, the securities are fair valued by applying factors provided by a third-party vendor in accordance with the Valuation Procedures and are generally categorized as Level 2 in the hierarchy.
If the principal market of certain foreign equity securities is closed in observance of a local foreign holiday, these securities are valued using the last closing price of regular trading on the relevant exchange and fair valued by applying factors provided by a third-party vendor in accordance with the Valuation Procedures. These securities are generally categorized as Level 2 in the hierarchy.
Equity securities, rights and warrants, if applicable, are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Exchange-traded funds  (“ETFs”) are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Futures contracts are valued at the last posted settlement price on the market where such futures are primarily traded. These securities are generally categorized as Level 1 in the hierarchy.

Swaps are marked to market daily based upon quotations from pricing agents, brokers or market makers. These securities are generally categorized as Level 2 in the hierarchy.
Total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, are based on a notional principal amount. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from market makers and these securities are generally categorized as Level 2 in the hierarchy.
Debt securities (other than convertible and municipal bonds) are valued at the evaluated bid prices (evaluated mean prices in the case of convertible and municipal bonds) supplied by a pricing agent or broker selected by the Valuation Designee, in consultation with the Subadvisor(s). The evaluations are market-based measurements processed through a pricing application and represents the pricing agent’s good faith determination as to what a holder may receive in an orderly transaction under market conditions. The rules-based logic utilizes valuation techniques that reflect participants’ assumptions and vary by asset class and per methodology, maximizing the use of relevant observable data including quoted prices for similar assets, benchmark yield curves and market corroborated inputs. The evaluated bid or mean prices are deemed by the Valuation Designee, in consultation with the Subadvisor(s), to be representative of market values at the regular close of trading of the Exchange on each valuation date. Debt securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Debt securities, including corporate bonds, U.S. government and federal agency bonds, municipal bonds, foreign bonds, convertible bonds, asset-backed securities and mortgage-backed securities are generally categorized as Level 2 in the hierarchy.
Loan assignments, participations and commitments are valued at the average of bid quotations obtained from the engaged independent pricing service and are generally categorized as Level 2 in the hierarchy. Certain loan assignments, participations and commitments may be valued by utilizing significant unobservable inputs obtained from the pricing service and are generally categorized as Level 3 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the value on maturity date. Amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
A portfolio investment may be classified as an illiquid investment under a Fund's written liquidity risk management program and related procedures (“Liquidity Program”). Illiquidity of an investment might prevent the sale of such investment at a time when the Manager or the Subadvisor(s) might wish to sell, and these investments could have the effect of decreasing the overall level of a Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid investments, requiring the Fund to rely on judgments that may be somewhat subjective in measuring value, which could vary materially from the amount that a Fund could realize upon disposition. Difficulty in selling illiquid investments may result in a loss or may be costly to the Fund. An illiquid investment is any investment that the Manager or Subadvisor(s) reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The liquidity classification of each investment will be made using information obtained after reasonable inquiry and taking into account, among other things, relevant market, trading and investment-specific considerations in accordance with the Liquidity Program. Illiquid investments are often fair valued in accordance with each Fund's procedures described above. The liquidity of each Fund's investments was determined as of July 31, 2024, and can change at any time.